	As filed with the Securities and Exchange	Registration No. 333-109860
	Commission on April 8, 2011	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 18 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel
ING US Legal Services
One Orange Way, C2N, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 29, 2011 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group Variable Annuity Contract

PART A

ING Life Insurance and Annuity Company
Variable Annuity Account C
ING MAP PLUS NPSM
CONTRACT PROSPECTUS – APRIL 29, 2011

The Contract. The contract described in this prospectus is a group deferred variable and fixed annuity contract issued by ING Life Insurance and Annuity Company (the “Company”). It is intended to be used as a funding vehicle for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). The contract is not available for sale in the state of New York.

Why Reading This Prospectus is Important. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors
(generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states. Generally, your plan sponsor will have selected a subset of the variable investment options to be available for investment under your retirement plan.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (the “funds”) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Options.
• Fixed Plus Account II	• Guaranteed Accumulation Account (subject to availability)

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the
Guaranteed Accumulation Account.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“Investment Options” section of this prospectus on page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

Getting Additional Information. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the April 29, 2011 Statement of Additional Information (“SAI”)
without charge by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862 or writing to us at the address referenced under “Contract Overview - Questions: Contacting the Company” section of the prospectus. You may also obtain a prospectus or an SAI for any of the funds, or a Guaranteed Accumulation
Account prospectus, by calling that number. This prospectus, the Guaranteed Accumulation Account prospectus, the
SAI and other information about the separate account may be obtained by accessing the Securities and Exchange
Commission (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch.

PRO.109860-11

Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-
800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE,
Room 1580, Washington, D.C. 20549. The SAI table of contents is listed on page 48 of this prospectus. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-109860. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-173298. The SAI is
incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.109860-11	2

CONTRACT PROSPECTUS - APRIL 29, 2011 (CONTINUED)

The Funds*
Alger Capital Appreciation Fund (Class A) (1)	ING Growth and Income Portfolio (Class I)*	ING Strategic Allocation Conservative Portfolio
Alger Green Fund (Class A) (1)	ING Growth and Income Portfolio (Class S)*	(Class I) (5)
AllianceBernstein Growth and Income Fund, Inc.	ING Growth Opportunities Fund (Class A) (1)	ING Strategic Allocation Growth Portfolio (Class I) (5)
(Class A) (1)	ING Index Plus LargeCap Portfolio (Class I)	ING Strategic Allocation Moderate Portfolio (Class I) (5)
Allianz NFJ Dividend Value Fund (Class A) (1)	ING Index Plus MidCap Portfolio (Class I)	ING T. Rowe Price Capital Appreciation Portfolio
Allianz NFJ Small-Cap Value Fund (Class A) * (1)	ING Index Plus SmallCap Portfolio (Class I)	(Class S)
Amana Growth Fund (1)	ING Index Solution Income Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Amana Income Fund (1)	(Class S2) (5)	(Class S) *
American Balanced Fund® (Class R-3) (1)	ING Index Solution 2015 Portfolio (Class S2) (5)	ING T. Rowe Price Equity Income Portfolio (Class S)
American Century Inflation-Adjusted Bond Fund	ING Index Solution 2025 Portfolio (Class S2) (5)	ING T. Rowe Price Growth Equity Portfolio (Class S)
(Investor Class) (1)	ING Index Solution 2035 Portfolio (Class S2) (5)	ING T. Rowe Price International Stock Portfolio
Ariel Appreciation Fund(1)	ING Index Solution 2045 Portfolio (Class S2) (5)	(Class S)
Ariel Fund (1)	ING Index Solution 2055 Portfolio	ING Templeton Foreign Equity Portfolio (Class S)
Artisan International Fund (Investor Shares) (1)	(Class S2) (5)	ING Templeton Global Growth Portfolio (Class S) *
BlackRock Equity Dividend Fund	ING Intermediate Bond Fund (Class A) (1)	ING U.S. Bond Index Portfolio (Class I)
(Investor A Shares) (1)	ING Intermediate Bond Portfolio (Class I)	ING Value Choice Fund (Class A) (1)
BlackRock Mid Cap Value Opportunities Fund	ING International Capital Appreciation Fund	Invesco Endeavor Fund (Class A) (1)
(Investor A Shares) (1)	(Class I) (1)	Invesco Global Health Care Fund (Investor Class) (1)
Capital World Growth and Income FundSM	ING International Index Portfolio (Class I)	Invesco Mid Cap Core Equity Fund (Class A) (1)
(Class R-3) (1)	ING International SmallCap Multi-Manager Fund	Invesco Van Kampen Small Cap Value Fund (Class A) (1)
ColumbiaSM Acorn® Fund (Class A) (1)	(Class A) (1)	Lazard Emerging Markets Equity Portfolio
Columbia Diversified Equity Income Fund	ING International Value Portfolio (Class I)	(Open Shares) *(1)
(Class R3) *(1)	ING Invesco Van Kampen Comstock Portfolio	Lazard U.S. Mid Cap Equity Portfolio (Open Shares) (1)
Columbia High Yield Bond Fund (Class R3) *(1)	(Class S) (2)	Lord Abbett Core Fixed Income Fund (Class A) (1)
Columbia Mid Cap Value Fund (Class A) (1)	ING Invesco Van Kampen Growth and Income	Lord Abbett Developing Growth Fund, Inc. (Class A) (1)
CRM Mid Cap Value Fund (Investor Shares) (1)	Portfolio (Service Class) (2)	Lord Abbett Fundamental Equity Fund (Class A) (1)
Dodge & Cox International Stock Fund (1)	ING Janus Contrarian Portfolio (Class S)	Lord Abbett Mid-Cap Value Fund (Class A) * (1)
Dodge & Cox Stock Fund (1)	ING JPMorgan Emerging Markets Equity Portfolio	Lord Abbett Small-Cap Value Fund (Class A) * (1)
Eaton Vance Large-Cap Value Fund (Class R) (1) (3)	(Class S)	Mainstay Large Cap Growth Fund (Class R3) (1)
EuroPacific Growth Fund® (Class R-3) (1)	ING JPMorgan Mid Cap Value Portfolio (Class S)	Massachusetts Investors Growth Stock Fund (Class A) (1)
Fidelity® Advisor New Insights Fund	ING JPMorgan Small Cap Core Equity Portfolio	Mutual Global Discovery Fund (Class R) (1)
(Institutional Class) (1)	(Service Class)	Neuberger Berman Genesis Fund® (Trust Class) (1)
Fidelity® VIP Contrafund® Portfolio (Initial Class)	ING Large Cap Growth Portfolio (Class S) *	Neuberger Berman Socially Responsive Fund®
Fidelity® VIP Equity-Income Portfolio	ING Large Cap Value Portfolio (Class S) *	(Trust Class) (1)
(Initial Class)	ING MFS Total Return Portfolio (Class S)	New Perspective Fund® (Class R-3) (1)
Fidelity® VIP Growth Portfolio (Initial Class)	ING Marsico Growth Portfolio (Class S)	Oppenheimer Capital Appreciation Fund (Class A) (1)
Franklin Small Cap Value Securities Fund (Class 2)	ING Midcap Opportunities Portfolio (Class S)	Oppenheimer Developing Markets Fund (Class A) (1)
Franklin Small-Mid Cap Growth Fund (Class A) (1)	ING Money Market Portfolio (Class I)	Oppenheimer Gold & Special Minerals Fund (Class A) (1)
Fundamental InvestorsSM (Class R-3) (1)	ING Oppenheimer Global Portfolio (Class I)	Oppenheimer International Bond Fund (Class A) (1)
ING American Century Small-Mid Cap Value	ING PIMCO High Yield Portfolio (Class S)	Pax World Balanced Fund (Individual Investor Class) (1)
Portfolio (Class S)	ING PIMCO Total Return Portfolio (Class S)	PIMCO VIT Real Return Portfolio (Administrative Class)
ING Balanced Portfolio (Class I)	ING Pioneer Fund Portfolio (Class S) *	Pioneer Emerging Markets VCT Portfolio (Class I)
ING Baron Small Cap Growth Portfolio (Class S)	ING Pioneer High Yield Portfolio (Class S)	Pioneer High Yield Fund (Class A) (1)
ING BlackRock Health Sciences Opportunities	ING Pioneer Mid Cap Value Portfolio (Class S) *	Pioneer Strategic Income Fund (Class A) (1)
Portfolio (Class S) (2)	ING Real Estate Fund (Class A) (1)	Royce Total Return Fund (Class K) (1)
ING BlackRock Large Cap Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio	T. Rowe Price Mid-Cap Value Fund (Class R) *(1)
(Class S)	(Class S)	Templeton Foreign Fund (Class A) (1)
ING BlackRock Science and Technology	ING RussellTM Large Cap Index Portfolio (Class I)	The Growth Fund of America® (Class R-3) (1)
Opportunities Portfolio (Class I)	ING RussellTM Large Cap Value Index Portfolio	The Income Fund of America® (Class R-3) (1)
ING Clarion Real Estate Portfolio (Class S)	(Class S)	Thornburg International Value Fund (Class R4) (1)
ING Columbia Small Cap Value II Portfolio	ING RussellTM Mid Cap Index Portfolio (Class I)	Vanguard® Diversified Value Portfolio (7)
(Class S) (3)	ING RussellTM Small Cap Index Portfolio (Class I)	Vanguard® Equity Income Portfolio (7)
ING Core Equity Research Fund (Class A) (1)	ING Small Company Portfolio (Class I) (6)	Vanguard® Small Company Growth Portfolio (7)
ING Davis New York Venture Portfolio (Class S)	ING SmallCap Opportunities Portfolio (Class I)	Victory Small Company Opportunity Fund (Class R) (1)
ING FMRSM Diversified Mid Cap Portfolio	ING Solution Income Portfolio (Class S2) (5)	Wanger International
(Class S) (4)	ING Solution 2015 Portfolio (Class S2) (5)	Wanger Select
ING Global Bond Portfolio (Class S)	ING Solution 2025 Portfolio (Class S2) (5)	Wanger USA
ING Global Real Estate Fund (Class A) (1)	ING Solution 2035 Portfolio (Class S2) (5)	Washington Mutual Investors FundSM (Class R-3) (1)
ING Global Resources Portfolio (Class S)	ING Solution 2045 Portfolio (Class S2) (5)	Wells Fargo Advantage Special Small Cap Value Fund
ING GNMA Income Fund (Class A) (1)	ING Solution 2055 Portfolio (Class S2) (5)	(Class A) (1)

*	Please see “Appendix IV – Fund Descriptions” for further information regarding the availability of certain funds.
1	This fund is available to the general public. See “Investment Options - Additional Risks of Investing in the Funds.”
2	This fund has changed its name to the name listed above since your last prospectus supplement. See Appendix IV - Fund Descriptions for a complete list of former and current fund names.
3	This fund is structured as a “Master-Feeder” fund that invests directly in shares of an underlying portfolio. See “Fees – Fund Fees and Expenses” for additional information.
4	FMRSM is a service mark of Fidelity Management & Research Company.
5	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” for additional information.
6	ING Small Company Portfolio is only available to plans offering the fund prior to April 29, 2011.
7	Vanguard is a trademark of The Vanguard Group, Inc.

PRO.109860-11	3

Contract Overview:		5
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Facts		6
Contract Phases: The Accumulation Phase, The Income Phase		6

Fee Table		7
Condensed Financial Information		9
Variable Annuity Account C		9
The Company		9
Investment Options		10
Transfers		12
Contract Purchase and Participation		16
Contract Ownership and Rights		18
Right to Cancel		18
Fees		19
Your Account Value		25
Withdrawals		27
Loans		28
Systematic Distribution Options		29
Death Benefit		30
The Income Phase		31
Contract Distribution		34
Tax Considerations		37
Other Topics		45
Anti-Money Laundering - Performance Reporting - Voting Rights - Contract Modification - Legal
Matters and Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment -
Account Termination - Intent to Confirm Quarterly

Contents of the Statement of Additional Information		48

Appendix I	Fixed Plus Account II	49
Appendix II	Guaranteed Accumulation Account	52
Appendix III	Participant Appointment of Employer as Agent Under an Annuity Contract	55
Appendix IV	Fund Descriptions	56
Appendix V	Condensed Financial Information	72

PRO.109860-11	4

CONTRACT OVERVIEW
Questions: Contacting the
The following is a summary. Please read each section of this prospectus for	Company. Contact your local
additional information.	representative or write or call
the Company:
Who’s Who
You (the participant): The individual who participates in the contract through	ING
a retirement plan.	USFS Customer Service
Defined Contribution
Plan Sponsor: The sponsor of your retirement plan. Generally, your employer	Administration
or a trust.	P.O. Box 990063
Hartford, CT 06199-0063
Contract Holder: The person to whom we issue the contract. Generally, the	1-800-262-3862
plan sponsor or a trust. We may also refer to the contract holder as the contract
owner.	Sending forms and written
requests in good order.
We (the Company): ING Life Insurance and Annuity Company. We issue the
contract.	If you are writing to change
For greater detail please review “Contract Ownership and Rights” and	your beneficiary, request a
“Contract Purchase and Participation.”	withdrawal, or for any other
purpose, contact your local
The Contract and Your Retirement Plan	representative or the Company
Retirement Plan (plan): A plan sponsor has established a plan for you. This	to learn what information is
contract is offered as a funding option for that plan. We are not a party to the	required in order for the
plan.	request to be in “good order.”
By contacting us, we can
Plan Type: We refer to the plan by the Tax Code section under which it	provide you with the
qualifies. For example: a “403(b) plan” is a plan that qualifies for tax treatment	appropriate administrative
under Tax Code section 403(b). To learn which Tax Code section applies to	form for your requested
your plan, contact your plan sponsor, your local representative or the	transaction.
Company.
Generally, a request is
Use of an Annuity Contract in your Plan. Under the federal tax laws,	considered to be in “good
earnings on amounts held in annuity contracts are generally not taxed until	order” when it is signed, dated
they are withdrawn. However, in the case of a qualified retirement account	and made with such clarity and
(such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth	completeness that we are not
457(b) retirement plan), an annuity contract is not necessary to obtain this	required to exercise any
favorable tax treatment and does not provide any tax benefits beyond the	discretion in carrying it out.
deferral already available to the tax qualified account itself. Annuities do
provide other features and benefits (such as a guaranteed death benefit under	We can only act upon written
some contracts or the option of lifetime income phase options at established	requests that are received in
rates) that may be valuable to you. You should discuss your alternatives with	good order.
your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and
Participation.”

Contract Rights
Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.109860-11 5

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) or Roth 403(b) plans or in some plans under 401(a)/401(k) (including Roth 401(k)) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See “Right to
Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends on the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding, taxation, early withdrawal charges, redemption fees, and maintenance fees. See “Withdrawals,” “Tax Considerations,” and
“The Income Phase.”

Systematic Distribution Options: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic
Distribution Options.”

Fees: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See “Fee Table” and “Fees.”

Taxation: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “Tax Considerations.”

Contract Phases

The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provides ING Life		Payments to
Insurance and Annuity Company with your completed		Your Account
enrollment materials.		Step 1 ||
ING Life Insurance and Annuity Company
According to the plan, we set up one or more accounts for	||	Step 2	||
you. We may set up account(s) for employer contributions
and/or for contributions from your salary.	Fixed	Variable Account Annuity C
Interest
STEP 2: The contract holder, or you if permitted by your	Options	Variable Investment Options
plan, directs us to invest your account dollars in any of the
following:		The Subaccounts
• Fixed Interest Options, or		A	B	Etc.
|| Step 3 ||
• Variable Investment Options. (The variable investment		Mutual	Mutual	Etc.
options are the subaccounts of the separate account. Each		Fund A	Fund B
one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

The Income Phase (receiving income phase payments from your account)

The contract offers several payment options. See “The Income Phase.” In general, you may:
•	Receive income phase payments over a lifetime or for a specified period;
•	Receive income phase payments monthly, quarterly, semi-annually or annually;
•	Select an option that provides a death benefit to beneficiaries; and
•	Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.109860-11	6

FEE TABLE
In This Section:
The following tables describe the fees and expenses that you will pay when			•	Maximum Contract
buying, owning, and withdrawing account value from your contract. The first				Holder Transaction
table describes the fees and expenses that you may pay at the time that you buy				Expenses
the contract, withdraw account value from the contract, or transfer cash value			•	Maximum Annual
between investment options. State premium taxes may also be deducted.* Fees				Maintenance Fee
during the income phase may differ from those shown below. See “The Income			•	Separate Account
Phase” for further information.				Annual Expenses
			•	Total Annual Fund
Maximum Contract Holder Transaction Expenses				Operating Expenses
			•	Examples
Maximum Early Withdrawal Charge[1]			•	Fees Deducted by the
(as a percentage of amount withdrawn)		5.0%		Funds

Loan Interest Rate Spread (per annum) for Contract Loans[2]		3.0%	See “Fees” for:
			•	How, When and Why
The next table describes the fees and expenses that you will pay periodically				Fees are Deducted
during the time that you own the contract, not including fund fees and expenses.			•	Reduction, Waiver
and/or Elimination of
Maximum Annual Maintenance Fee		$30.00		Certain Fees
			•	Redemption Fees
Separate Account Annual Expenses			•	Premium and Other
(as a percentage of average account value)				Taxes

Maximum Daily Asset Charge[3]	1.75%		See “The Income Phase”
Maximum Subaccount Administrative Adjustment			for:
Charge[4]	0.80% (on certain funds)		•	Fees During the
Maximum Transferred Asset Benefit Charge[5]	1.00%			Income Phase

Maximum Total Separate Account Annual Charges	3.55%
*	State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”
1	This is a deferred sales charge. The charge reduces over time. We waive the withdrawal charge except on (a) distributions for “in service transfers” of amounts to another 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) product provider for the employer; and (b) distributions due to a severance from employment that would not have qualified as a separation from service under prior IRS guidance. See the “Fees” and “Withdrawals” sections.
2	This is the difference between the rate charged and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum. For example, if the current credited interest rate is 6.0%, the amount of interest applied to the contract would be 3.5%; the 2.5% loan interest rate spread is retained by the Company. See “Loans.” For loans from Tax Code section 401(a), 401(k), or 457(b) plans, where the sponsor has elected to offer loans administered outside the group annuity contract, additional fees may be charged by a third party administrator.
3	This is the maximum charge to cover mortality, expense, and administrative risks during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See “Fees - Daily Asset Charge.” During the income phase the charge is 1.25% on an annual basis. See “The Income Phase - Charges Deducted.”
4	The subaccount administrative adjustment charge applies to a select group of investment options, identified in the Fees section.
The charge is only assessed on assets invested in these investment options, and varies based upon the investment option. For contracts issued before May 1, 2004 (or state regulatory approval of the maximum 0.80% charge, whichever is later), the maximum subaccount administrative adjustment charge is 0.50%. The maximum subaccount administrative adjustment charge we currently apply is 0.60%. See “Fees - Subaccount Administrative Adjustment Charge.”
5	This charge covers the costs associated with providing the transferred asset benefit, for contract holders who elect this option. For contracts issued prior to September 27, 2010 (or upon state regulatory approval of the maximum 1.00% charge, whichever is later), the maximum transferred asset benefit charge was 0.50%. This charge will apply for a maximum of 7 contract years, depending upon the amount of the transferred asset benefit, and will apply to all participants under the contract, regardless of whether they receive the benefit of the transferred asset benefit. For example, if your participation in the contract begins after the transferred asset benefit is allocated to the contract, you will be subject to the transferred asset benefit charge even though you did not receive any of the transferred asset benefit.

PRO.109860-11		7

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses					Minimum		Maximum
(expenses that are deducted from fund assets, including management fees,
distribution (12b-1) and/or service fees, and other expenses)					0.34%		1.81%

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include maximum contract holder transaction expenses, the maximum separate account annual expenses, the annual maintenance fee of $30 (converted to a percentage of assets equal to 0.307%), and the fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at				(B) If you do not withdraw your entire account
the end of the applicable time period:				value or if you select an income phase payment
				option at the end of the applicable time period*:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$988	$1,965	$2,844	$4,758	$487	$1,463	$2,442	$4,758

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at				(B) If you do not withdraw your entire account
the end of the applicable time period:				value or if you select an income phase payment
				option at the end of the applicable time period*:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$907	$1,732	$2,470	$4,048	$402	$1,217	$2,049	$4,048

* This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump sum withdrawal is requested within five years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

PRO.109860-11				8

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix V, we provide condensed financial information about the separate account subaccounts available under the contracts. These tables show year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for the separate account and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the “separate account”) under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity
Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

THE COMPANY

ING Life Insurance and Annuity Company (the “Company”, “we”, “us”, “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc.

PRO.109860-11	9

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.

As part of a restructuring plan approved by the European Commission, ING Groep N.V. has agreed to separate its banking and insurance businesses by 2013. ING Groep N.V. intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING Groep N.V. has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-
regulatory organizations in connection with inquiries and investigations of the products and practices of the
Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the
Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability. It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company. It is the practice of the
Company and its affiliates to cooperate fully in these matters.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “Tax
Considerations,” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration.
Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within the separate account, a separate account of the Company. Earnings on amounts invested in the subaccounts will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

PRO.109860-11	10

Fund Descriptions. We provide brief descriptions of the funds in Appendix IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s web site, or by contacting the SEC Public Reference Branch.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed
Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the
Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options. When selecting investment options:
• Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.
• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
• Be informed. Read this prospectus, the fund prospectuses, fixed interest appendices and the Guaranteed
Accumulation Account prospectus.

Limits on Option Availability. Some investment options may not be available through certain contracts and plans or in some states. In general, your plan sponsor will have selected a subset of funds to be available for investment under your retirement plan. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (available to 403(b) and some 401 and 457(b) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Plus Account II and each classification of the Guaranteed Accumulation Account selected counts toward these limits. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and
“shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:
• Mixed funding--bought for annuities and life insurance; and
• Shared funding--bought by more than one company.

PRO.109860-11 11

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

Alger Capital Appreciation Fund	EuroPacific Growth Fund®	Massachusetts Investors Growth Stock
Alger Green Fund	Fidelity® Advisor New Insights Fund	Fund
AllianceBernstein Growth and Income	Franklin Small-Mid Cap Growth Fund	Mutual Global Discovery Fund
Fund, Inc.	Fundamental InvestorsSM	Neuberger Berman Genesis Fund®
Allianz NFJ Dividend Value Fund	ING Core Equity Research Fund	Neuberger Berman Socially Responsive
Allianz NFJ Small-Cap Value Fund	ING Global Real Estate Fund	Fund®
Amana Growth Fund	ING GNMA Income Fund	New Perspective Fund®
Amana Income Fund	ING Growth Opportunities Fund	Oppenheimer Capital Appreciation
American Balanced Fund®	ING Intermediate Bond Fund	Fund
American Century Inflation-Adjusted	ING International Capital Appreciation	Oppenheimer Developing Markets
Bond Fund	Fund	Fund
Ariel Appreciation Fund	ING International SmallCap Multi-Manager	Oppenheimer Gold & Special Minerals
Ariel Fund	Fund	Fund
Artisan International Fund	ING Real Estate Fund	Oppenheimer International Bond Fund
BlackRock Equity Dividend Fund	ING Value Choice Fund	Pax World Balanced Fund
BlackRock Mid Cap Value	Invesco Endeavor Fund	Pioneer High Yield Fund
Opportunities Fund	Invesco Global Health Care Fund	Pioneer Strategic Income Fund
Capital World Growth and Income	Invesco Mid Cap Core Equity Fund	Royce Total Return Fund
FundSM	Invesco Van Kampen Small Cap Value	T. Rowe Price Mid-Cap Value Fund
ColumbiaSM Acorn® Fund	Fund	Templeton Foreign Fund
Columbia Diversified Equity Income	Lazard Emerging Markets Equity Portfolio	The Growth Fund of America®
Fund	Lazard U.S. Mid Cap Equity Portfolio	The Income Fund of America®
Columbia High Yield Bond Fund	Lord Abbett Core Fixed Income Fund	Thornburg International Value Fund
Columbia Mid Cap Value Fund	Lord Abbett Developing Growth Fund, Inc.	Victory Small Company Opportunity
CRM Mid Cap Value Fund	Lord Abbett Fundamental Equity Fund	Fund
Dodge & Cox International Stock	Lord Abbett Mid-Cap Value Fund	Washington Mutual Investors FundSM
Fund	Lord Abbett Small-Cap Value Fund	Wells Fargo Advantage Special Small
Dodge & Cox Stock Fund	Mainstay Large Cap Growth Fund	Cap Value Fund
Eaton Vance Large-Cap Value Fund

See “Tax Considerations – Special Considerations for Section 403(b) Plans” for a discussion of investing in one of the public funds under a 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-
dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds which are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. See “The Income Phase” for additional information about transfers during the income phase. Transfers from the Fixed Plus Account II are restricted as outlined in Appendix I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically, subject to restrictions that may be imposed by the Company. Transfers must be made in accordance with the terms of the contract.

PRO.109860-11	12

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in
“Contract Overview - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”)
to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:
• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:
• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

PRO.109860-11 13

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Contact Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

PRO.109860-11	14

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

The Dollar Cost Averaging Program. The contracts allow you to participate in our dollar cost averaging program.
There is no additional charge for this service. However, you must have an account value of at least $5,000 before you can participate in the dollar cost averaging program. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the
Company.”

Dollar cost averaging is not available if you elect to participate in the account rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

The Account Rebalancing Program. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match your current investment allocations. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: ING Life Insurance and Annuity Company, Technical Services, One Orange Way, Windsor, CT 06095-4774, phone: 1-800-262-3862, fax: 1-800-643-8143.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the account rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

PRO.109860-11	15

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group deferred variable and fixed annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax
Code sections 401(a), 401(k) 403(b) and 457(b), including Roth 401(k), Roth 403(b) and Roth 457(b). The contracts may not be available in all states. Contributions to Roth 403(b) or Roth 401(k) accounts must be made by after-tax salary reduction (to the extent allowed by the contract or certificate), exchange, or rollover payments paid to us on your behalf, as permitted by the Tax Code.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Sections 401 and 403(b) are subject to Title I of the Employee Retirement
Income Security Act of 1974 (“ERISA”), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative.

Purchasing the Contract. The contract holder submits the required forms and application to the Company. We approve the forms and issue a contract to the contract holder.

Participating in the Contract. We provide you with enrollment materials for completion and return to us
(occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder). If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:
• Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan;
and/or
• Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that lump sum payments or installment payments meet certain minimums.

Contributions to Roth 401(k), Roth 403(b) and Roth 457(b) accounts must be made by after-tax salary education, exchange or rollover payments paid to us on your behalf, as permitted by the Tax Code. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 401(k), Roth 403(b) and Roth 457(b)
accounts.

PRO.109860-11 16

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions among the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.ingretirementplans.com. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options”
and “Transfers.”

Transferred Asset Benefit Option. The Company may provide a transferred asset benefit (“TAB”) option to the contract holder in connection with the purchase of the contract in order to help defray charges that may apply when assets are transferred from another financial provider. If this option is selected, the Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company. The TAB will be allocated pursuant to directions received from the contract holder, after the expiration of the applicable state free-look period.

In the event that the contract holder elects the TAB option, there will be an additional transferred asset benefit charge not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), and a reduction in the Fixed Plus Account II interest credited rate not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), which will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the contract begins after the TAB is allocated to the contract, you will be subject to the transferred asset benefit charge and decrease in the interest credited rate even though you did not receive any of the TAB. The transferred asset benefit charge and decrease in the interest credited rate will apply for a period not to exceed 7 contract years, and will not, over the period of time that the TAB charge and decreased interest rate is in effect, exceed the TAB percentage applied to the contract (i.e. if a 4.0% TAB is credited to the contract, the aggregate transferred asset benefit charge and reduction to the Fixed Plus Account II credited interest rate will not exceed
4.0%). In addition, an early withdrawal charge schedule will generally apply when the TAB option is elected by the contract holder. See “Fee Table” and “Fees.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Tax
Considerations.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:
• Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;
• Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;
• Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and
• Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

PRO.109860-11 17

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of retirement plan:
• Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code;
• Under Tax-Exempt 457(b) Plans. In order to avoid being subject to ERISA, 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors; and
• Under 401(a), 401(k), Roth 401(k), 403(b) or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

Who Holds Rights Under the Contract? Under all contracts, except group contracts issued through a voluntary
403(b) or Roth 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “Tax Considerations – Distributions – Eligibility –
403(b) and Roth 403(b) Plans.”

For additional information about the respective rights of the contract holder and participants under 401(a), 401(k),
Roth 401(k), 403(b) and Roth 403(b), plans, see Appendix III.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days
(or a longer period if required by state law) after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”
The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any daily asset charges, subaccount administrative adjustment charges or transferred asset benefit charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

PRO.109860-11 18

FEES
Types of Fees
The following repeats and adds to information provided in the “Fee Table”
section. Please review both this section and the “Fee Table” section for	You may incur the following
information on fees.	types of fees or charges
under the contract:
Maximum Transaction Fees
	•	Maximum Transaction
Early Withdrawal Charge		Fees
> Early Withdrawal
Under the contract, withdrawals of all or a portion of your account value may be		Charge
subject to a charge. In the case of a partial withdrawal where you request a		> Redemption Fees
specified dollar amount, the amount withdrawn from your account will be the
amount you specified plus adjustment for any applicable early withdrawal	•	Maximum Periodic
charge.		Fees and Charges

Purpose. This is a deferred sales charge. It reimburses us for some of the sales		> Annual Maintenance
and administrative expenses associated with the contract. If our expenses are		Fee
greater than the amount we collect for the early withdrawal charge, we may use		> Daily Asset Charge
any of our corporate assets, including potential profit that may arise from the		> Subaccount
daily asset charges and subaccount administrative adjustment charge (if any), to		Administrative
make up the difference. An early withdrawal charge will also apply if the		Adjustment Charge
contract holder has elected to purchase the transferred asset benefit option.		> Transferred Asset
Benefit Charge
Amount. This charge is a percentage of the amount that you withdraw from the
subaccounts and the Guaranteed Accumulation Account. We do not deduct an	•	Fund Fees and
early withdrawal charge from amounts that you withdraw from the Fixed Plus		Expenses
Account II. If the charge is in effect, the amount withdrawn will be the amount
requested reduced by any applicable early withdrawal charge. The percentage is	•	Premium and Other
determined by the early withdrawal charge schedule that applies to your		Taxes
contract. The maximum withdrawal charge is 5% and the duration of the withdrawal charge schedule can vary from zero to 7 years. The charge will never be more than the maximum permitted by the rules of FINRA.

The schedule below reflects the maximum early withdrawal charge schedule that may apply to a contract. The actual early withdrawal charge schedule that applies to a particular contract will vary based upon underwriting guidelines, which will be applied in a manner that is not unfairly discriminatory against any contract holder. The factors considered in determining the exact early withdrawal schedule include:
• The number of participants in the plan;
• The type and nature of the group to which a contract is issued;
• The expected level of assets and/or cash flow under the plan;
• The broker or our agent’s involvement in sales activities;
• The amount and type of compensation paid to those selling the contract;
• Our sales-related expenses;
• Distribution provisions under the plan;
•	The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the contract;
• Our assessment of financial risk to the Company relating to withdrawals;
•	Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor; and
• Whether the plan sponsor has elected to offer the transferred asset benefit option.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

PRO.109860-11 19

Maximum Early Withdrawal Charge Schedule

Withdrawals from Variable Investment Options

Contract Years Completed	Maximum Early Withdrawal Charge
Fewer than 5	5%
5 or more but fewer than 7	4%
7 or more	0%

Waiver of Early Withdrawal Charge. The early withdrawal charge only applies to (a) distributions for “in service transfers” where such transfers are made to another401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth
457(b) product provider for the employer including but not limited to transfers by the contract holder of all participant accounts to a new product provider, as well as to participant initiated transfers; and (b) distributions due to a “severance from employment” that would not otherwise have qualified as a separation from service under prior
IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001).
In all other instances the early withdrawal charge is waived for any distribution allowed under the Tax Code.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transaction you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Maximum Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on the account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary.
It is generally deducted on a pro rata basis from the account value invested in the subaccounts and the fixed interest options. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, pro rata from your account value invested in the subaccounts and fixed interest option in each account. We may also deduct all or a partial of the maintenance fee applicable to a contract from a Roth 401(k) and/or Roth 403(b) account.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining the accounts.

Reduction. The actual charge that applies to the contract issued to your contract holder may be lower than the maximum amount noted above. For contracts with less than $5 million in assets, the maintenance fee will vary strictly by the total assets in the contract, the average participant balance, and the amount and type of compensation paid to those selling the contract. Due to factors on which the fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change, but it will never exceed the maximum of $30.

For contracts with assets equal to or greater than $5 million, the maintenance fee will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:
•	The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
•	The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

PRO.109860-11	20

• The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
• The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;
• The amount and type of compensation paid to those selling the contract;
• The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
• The projected frequency of distributions; and
• The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of the annual maintenance fee on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Daily Asset Charge

Maximum Amount. The maximum charge during the accumulation phase is 1.75% annually of your account value invested in the subaccounts. The actual charge that applies to your contract will depend on the level of assets with the Company, average participant balance, and the compensation paid to those distributing the contract. During the income phase, the charge is 1.25% annually of your account value invested in the subaccounts during the income phase.

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from the Fixed Plus
Account II.

Purpose. This fee compensates us for the risks we assume under the contracts and the expenses we expect to incur in administering the contract. It consists of the following components:
• The mortality risk component is the risk associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts;
• The expense risk component is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge; and
• The administrative charge component is designed to help defray our administrative expenses that can not be covered by the mortality risk component and/or the expense risk component.

If the amount we deduct for this fee is not enough to cover our risks and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. The actual charge that applies to a contract may be lower than the maximum amounts noted above. For contracts with less than $5 million in assets, the daily asset charge will vary strictly by the total assets in the contract, the average participant balance, and the amount and type of compensation being paid to those who sell the contract. Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change but it will never exceed the maximum.

For contracts with assets equal to or greater than $5 million, the daily asset charge will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:
• The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
• The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;
• The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
• The frequency, consistency and method of submitting payments and loan repayments;
• The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;

PRO.109860-11 21

•	The amount and type of compensation paid to those selling the contract;
•	Whether a guaranteed death benefit has been selected by the contract holder;
•	The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
• The projected frequency of distributions; and
•	The type and level of other factors that affect the overall administrative expense.

Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will determine any reduction of the daily asset charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Subaccount Administrative Adjustment Charge

Maximum Amount. 0.80%. For contracts issued before May 1, 2004 (or state regulatory approval of the maximum
0.80% charge, whichever is later), the maximum subaccount administrative adjustment charge is 0.50%.

When/How. This fee is only deducted daily from the subaccounts for a select group of investment options. The charge will vary by investment option, but will never exceed the maximum amount. The investment options where this fee applies and the current charges are noted below:

Fund or Fund Family	Charge	Fund or Fund Family	Charge
Alger Fund Family (Class A)	0.10%	ING Opportunistic LargeCap Portfolio (Class I)	0.15%
AllianceBernstein Growth and Income Fund, Inc.	0.20%	ING Pioneer Equity Income Portfolio (Class I)	0.35%
(Class A)
Allianz NFJ Fund Family (Class A)	0.20%	ING Pioneer Fund Portfolio (Class I)	0.35%
Amana Fund Family	0.25%	ING Pioneer Mid Cap Value Portfolio (Class I)	0.35%
American Century Inflation-Adjusted Bond Fund	0.35%	ING RussellTM Large Cap Index Portfolio (Class I)	0.25%
(Investor Class)
Ariel Fund Family	0.35%	ING RussellTM Mid Cap Index Portfolio (Class I)	0.25%
Artisan International Fund (Investor Shares)	0.25%	ING RussellTM Small Cap Index Portfolio (Class I)	0.25%
BlackRock Equity Dividend Fund (Investor A Shares)	0.10%	ING SmallCap Opportunities Portfolio (Class I)	0.20%
BlackRock Mid Cap Value Opportunities Fund (Class A)	0.10%	ING Strategic Allocation Fund Family (Class I)	0.15%
Columbia Fund Family (Class A)	0.20%	ING Templeton Global Growth Portfolio (Class I)	0.20%
CRM Mid Cap Value Fund (Investor Shares)	0.20%	ING U.S. Bond Index Portfolio (Class I)	0.25%
Dodge & Cox Fund Family	0.50%	Invesco Fund Family (Class A)	0.15%
Fidelity® Advisor New Insights Fund (Institutional Class)	0.40%	Invesco Global Health Care Fund (Investor Class)	0.15%
Fidelity® VIP Fund Family (Initial Class)	0.40%	Invesco Van Kampen Small Cap Value Fund (Class A)	0.20%
Franklin® Fund Family (Class A and Class 2)	0.20%	Lazard Portfolio Family (Open Shares)	0.20%
ING Balanced Portfolio (Class I)	0.25%	Lord Abbett Fund Family (Class A)	0.20%
ING BlackRock Science and Technology Opportunities	0.15%	Massachusetts Investors Growth Stock Fund (Class A)	0.25%
Portfolio (Class I)
ING FMRSM Diversified Mid Cap Portfolio (Class S)	0.05%	Neuberger Berman Fund Family (Trust Class)	0.35%
ING Growth and Income Portfolio (Class I)	0.35%	Oppenheimer Fund Family (Class A)	0.20%
ING Growth and Income Portfolio (Class S)	0.10%	Pax World Balanced Fund	0.20%
ING Index Plus LargeCap Portfolio (Class I)	0.40%	PIMCO VIT Real Return Portfolio	0.25%
		(Administrative Class)
ING Index Plus MidCap Portfolio (Class I)	0.40%	Pioneer Fund Family (Class A)	0.20%
ING Index Plus Small Cap Portfolio (Class I)	0.40%	Pioneer Emerging Markets VCT Portfolio	0.35%
		(Class I)
ING Intermediate Bond Portfolio (Class I)	0.35%	Royce Total Return Fund (Class K)	0.10%
ING International Capital Appreciation Fund (Class I)	0.25%	Templeton Foreign Fund (Class A)	0.20%
ING International Index Portfolio (Class I)	0.25%	Thornburg International Value Fund (Class R4)	0.10%
ING Investors Trust Fund Family (Class S)	0.10%
ING Lord Abbett Growth and Income Portfolio (Class I)	0.20%	Vanguard® Variable Insurance Fund Family	0.60%
ING Money Market Portfolio (Class I)	0.50%	Wanger Fund Family	0.20%
ING Oppenheimer Global Portfolio (I Class)	0.25%	Wells Fargo Advantage Special Small Cap Value Fund	0.05%
		(Class A)

PRO.109860-11		22

Purpose. This fee is used to help defray additional expense risk due to the decreased level of revenue that the
Company receives in connection with the investment options. Due to possible changes in revenue received from each investment option, it is possible that a fee may increase or decrease over time, but it will never exceed the maximum. We will notify you in advance of any such increase. The risk is that actual expenses we incur under the contracts in connection with amounts invested in the funds will exceed the maximum amounts that we can charge.

Transferred Asset Benefit Charge

Maximum Amount. 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later.)

When/How. This fee is only charged when a contract holder elects the transferred asset benefit (“TAB”) option. If charged, this fee is deducted daily from the subaccounts during the accumulation phase. It is not deducted from the
Fixed Plus Account II. The fee will apply for a period of time not to exceed 7 contract years, and will apply to all participants during this time period, even if they do not receive the benefit of the TAB.

Purpose. The fee helps defray costs that the Company incurs in offering the TAB option. This option is designed to offset charges that may apply when assets are transferred from another financial provider who has imposed a cancellation penalty on the transfer. The Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company and will apply a transferred asset benefit charge for a period not to exceed 7 contract years. The number of contract years during which the fee will be assessed will depend on the dollar amount applied.

Reduction. This fee may be reduced if the dollar amount the Company applies is less than 0.50% of total plan assets transferred to the Company.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fee Table - Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund.
Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

PRO.109860-11	23

Revenue Received from Affiliated Funds

The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:
•	A share of the management fee;
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The
Company may also receive additional compensation in the form of intercompany payments from an affiliated fund's investment advisor or the investment advisor's parent in order to allocate revenue and profits across the organization.
The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2010, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

•	Fidelity Investments®	•	American Century Investments®
•	American FundsSM	•	Neuberger Berman Management, Inc.
•	Franklin® Templeton® Investments	•	BlackRock, Inc.
•	OppenheimerFunds, Inc.	•	Alger Funds
•	Columbia Funds	•	Ariel Mutual Funds
•	Allianz Funds	•	Artisan Funds
•	Wells Fargo Funds Management, LLC	•	Lazard Funds, Inc.
•	Lord Abbett Funds	•	T. Rowe Price Funds
•	Pax World Funds	•	AllianceBernstein Investments
•	Invesco Investments	•	CRM Funds
•	Pioneer Investments	•	Eaton Vance Distributors, Inc.
•	Amana Funds	•	Dodge & Cox Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2010, the affiliated funds would be first on the list.

PRO.109860-11			24

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds” or “Master-Feeder” funds. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. Some of these funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:
• Account dollars directed to the fixed interest options, including interest earnings to date; less
• Any deductions from the fixed interest options (e.g. withdrawals); plus
• The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the separate account subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the daily asset charge, the subaccount administrative adjustment charge (if any), and the transferred asset benefit charge (if applicable). We discuss these deductions in more detail in “Fee Table” and “Fees.”

PRO.109860-11 25

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”)
(normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
•	The net assets of the fund held by the subaccount as of the current valuation; minus
•	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the subaccount’s units at the preceding valuation; minus
•	A daily deduction for the daily asset charge, the transferred asset benefit charge (if applicable) and subaccount administrative adjustment charges (if any), and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for
Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of subaccount A and 80 accumulation units of subaccount B.

Step 1: An investor contributes $5,000.	$5,000 contribution
Step 1 ||
Step 2:
• He directs us to invest $3,000 in	ING Life Insurance and Annuity Company
Fund A. His dollars purchase 300
accumulation units of Subaccount
A ($3,000 divided by the current		Step 2 ||
$10 AUV).	Variable Annuity Account C
• He directs us to invest $2,000 in	Subaccount A	Subaccount B	Etc.
Fund B. His dollars purchase 80	300	80
	accumulation	accumulation
accumulation units of Subaccount	units	units
B ($2,000 divided by the current
$25 AUV).
	||	Step 3 ||
Step 3: The separate account then
purchases shares of the applicable funds	Fund A		Fund B
at the current market value (net asset
value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.”
Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed after the close of the
NYSE on that day. The value of subaccounts may vary day to day.

PRO.109860-11	26

WITHDRAWALS
Deductions for Taxes
Making a Withdrawal. Subject to limitations on withdrawals from the Fixed
Plus Account II and other restrictions (see “Withdrawals - Withdrawal	Amounts withdrawn may be
Restrictions” on the following page), the contract holder, or you if permitted by	subject to tax penalties and
the plan, may withdraw all or a portion of your account value at any time during	withholding. See “Tax
the accumulation phase.	Considerations.” To
determine which may apply,
Steps for Making a Withdrawal. The contract holder, or you if permitted by the	refer to the appropriate
plan, must:	sections of this prospectus,
contact your local
• Select the withdrawal amount;	representative or call the
> Full Withdrawal: You will receive, reduced by any required tax, your	Company at the number
account value allocated to the subaccounts and the Guaranteed	listed in “Contract
Accumulation Account (plus or minus any applicable market value	Overview - Questions:
adjustment), minus any applicable early withdrawal charge, maintenance	Contacting the Company.”
fee, or redemption fees, plus the amount available for withdrawal from the Fixed Plus Account II; or
> Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees and by any applicable early withdrawal charge for amounts withdrawn from the subaccounts or the Guaranteed
Accumulation Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation
Account. The amount available from the Fixed Plus Account II may be limited;
• Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and
• Properly complete a disbursement form and submit it to the address listed in
“Contract Overview - Questions: Contacting the Company.”

For a description of limitations on withdrawals from the Fixed Plus Account II, see Appendix I.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern
Time). We pay withdrawal amounts based on your account value either:
• As of the next valuation date after we receive a request for withdrawal in good order at the address listed in “Contract Overview - Questions:
Contacting the Company”; or
• On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

PRO.109860-11 27

Reinvestment Privilege. The contract allows for a one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinvestment of amounts withdrawn from the Guaranteed Accumulation Account. See Appendix II. Seek competent advice regarding the tax consequences associated with reinvestment.

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:
• Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship, of the following: (1) Salary reduction contributions made after December 31, 1988 and; (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals). Other withdrawals may be allowed as provided for under the Tax Code or regulations.
• Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “Tax Considerations - Distributions – Eligibility – 403(b) and
Roth 403(b) Plans.”

Waivers of Early Withdrawal Charge and Fixed Plus Account II Full Withdrawal Provisions. Although the
Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account II full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk”
guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001).

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account II. Additional restrictions may apply under the
Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. Generally loans are only available from 403(b) plans utilizing contracts described in this prospectus. Loans are not available from Roth
401(k) or Roth 403(b) contracts or accounts, and the participant Roth 401(k) or Roth 403(b) account is excluded from the amount available for loan. For Tax Code section 401(a), 401(k) or 457(b) plans where the sponsor has elected to offer loans administered outside the group annuity contract, additional fees may be charged by a third party administrator. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Unless specifically permitted by the terms of your plan and supported by your plan's administrator and record keeper, a loan is not available from your Roth 457(b) account. Absent such an exception, this means that although your Roth 457(b) account may be included in the calculation of the amount available for loan ("lienable"), the amount of your Roth 457(b) account may not be part of a loan ("loanable"). Accordingly, the amount available for a full or partial withdrawal from a Participant Roth Account will not be reduced by any outstanding loan balance.
Further, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your 457(b)
Roth account.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview - Questions: Contacting the Company.” Read the
terms of the loan agreement before submitting any request.

Loan Interest. Interest will be applied on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% per annum (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

PRO.109860-11	28

SYSTEMATIC DISTRIBUTION OPTIONS
Features of a Systematic
Availability of Systematic Distribution Options. These options may be	Distribution Option
exercised at any time during the accumulation phase of the contract. To exercise
one of these options the account value must meet any minimum dollar amount	If available under your plan,
and age criteria applicable to that option. No early withdrawal charge applies to	a systematic distribution
amounts paid out under systematic distribution options. To determine what	option allows you to receive
systematic distribution options are available, check with the contract holder or	regular payments from your
the Company. The Company reserves the right to discontinue the availability of	account without moving into
one or all of the systematic distribution options at any time, and/or to change the	the income phase. By
terms for future elections.	remaining in the
accumulation phase, you
Systematic distribution options currently available under the contract include the	retain certain rights and
following:	investment flexibility not
• SWO--Systematic Withdrawal Option. SWO is a series of partial	available during the income
withdrawals from your account based on a payment method you select. It is	phase. Because the account
designed for those who want a periodic income while retaining	remains in the accumulation
accumulation phase investment flexibility for amounts accumulated under	phase, all accumulation
the account. (This option may not be available if you have an outstanding	phase charges continue to
loan); and	apply.
• ECO--Estate Conservation Option. ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distribution. Under
ECO, the Company calculates the minimum distribution amount required by law at age 70½ (for certain plans, 70½ or retirement, if later) and pays you that amount once a year.

Other systematic distribution options may be available from time to time.
Additional information relating to any of the systematic distribution options may be obtained from your local representative or by contacting us at the address listed in “Contract Overview - Questions: Contacting the Company.”

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than for accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers), you may revoke it at any time through a written request to the address listed in “Contract Overview -
Questions: Contacting the Company.” Once revoked, an option may not be elected again, until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “Tax
Considerations.”

PRO.109860-11 29

DEATH BENEFIT
During the Income Phase
The contract provides a death benefit in the event of your death, which is
This section provides	payable to the beneficiary named under the contract (contract beneficiary) as
information about the	follows:
accumulation phase. For •	Under contracts issued in connection with most types of plans except
death benefit information	voluntary 403(b) plans (including Roth 403(b) plans), the contract holder
applicable to the income	must be named as the contract beneficiary, but may direct that we make any
phase, see “The Income	payments to the beneficiary you name under the plan (plan beneficiary); and
Phase.” •	Under contracts issued in connection with voluntary 403(b) plans
(including Roth 403(b) plans), you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Accumulation Phase

Payment Process:
• Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the
Company with proof of death acceptable to us and a payment request in good order;
• The payment request should include selection of a benefit payment option; and
• Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract Overview - Questions: Contacting the Company” we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:
• Lump-sum payment;
• Payment under an available income phase payment option (see “Income Phase - Payment Options”); and
• Payment under an available systematic distribution option (subject to limitations) (see “Systematic
Distribution Options”).

The account value may also remain invested in the contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing retained asset account that is backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access the entire death benefit proceeds at any time through the draftbook without penalty. Interest credited under this account may be less than you could earn if the lump-sum payment as invested outside of the contract. Additionally, interest credited on this account may be less than under other settlement options available through the contract, and the Company seeks to earn a profit on this account.

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address shown in the
“Contract Overview – Questions: Contacting the Company” section of this prospectus.

PRO.109860-11	30

Death Benefit Calculation. The death benefit will be based on your account value. For amounts held in the
Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix II and in the Guaranteed Accumulation Account
prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order.

Most contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:
• Your account value on the day that notice of death and request for payment are received in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or
• The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract or certificate for treatment of amounts held in the Guaranteed Accumulation Account.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Tax Considerations” for additional information.

THE INCOME PHASE

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:
• Start date;
• Income phase payment option (see the income phase payment options table in this section);
• Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
• Choice of fixed or variable income phase payments;
• Selection of an assumed net investment rate (only if variable income phase payments are elected); and
• Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

PRO.109860-11 31

Variable Income Phase Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select, based on what subaccounts are available during the income phase at the time you make your selection. Not all subaccounts available during the accumulation phase may be available during the income phase. We currently allow you to choose up to 18 subaccounts at any one time and we allow 12 free transfers per calendar year. We reserve the right to allow additional transfers in excess of 12 per calendar year. For variable payments, an assumed net investment rate must be selected.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional
Information by calling us. See “Contract Overview - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables on the following page), a daily asset charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality, expense and administrative risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so.
For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

Required Minimum Payment Amounts. The first payment amount must meet the minimums stated in the contract.
This amount is currently $50 per month or $250 per year, but the Company reserves the right to increase these amounts, if allowed by state law, based on increases reflected in the Consumer Price Index - Urban (CPI-U) since
July 1, 1993. If your account value is too low to meet these minimum payment amounts, you will receive one lump-
sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview - Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing retained asset account that is backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access the entire death benefit proceeds at any time through the draftbook without penalty. Interest credited under this account may be less than you could earn if the lump-sum payment was invested outside of the contract. Additionally, interest credited on this account may be less than under other settlement options available through the contract, and the Company seeks to earn a profit on this account.

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address shown in the
“Contract Overview – Questions: Contacting the Company” section of this prospectus.

PRO.109860-11	32

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “Tax Considerations.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts may restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the Tables:
• Annuitant - The person(s) on whose life expectancy the income phase payments are calculated; and
• Beneficiary - The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one payment
Life Income	will be made should the annuitant die prior to the second payment’s due date.
Death Benefit--None: All payments end upon the annuitant’s death.
Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Life Income--	choice of 5 to 30 years, or as otherwise specified in the contract.
Guaranteed	Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all
Payments*	the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Continuing Payments:
Life Income--	• When you select this option you choose for 100%, 66 2/3% or 50% of the payment to
Two Lives	continue to the surviving annuitant after the first death; or
• 100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit--None: All payments end after the death of both annuitants.
Length of Payments: For as long as either annuitant lives, with payments guaranteed for
Life Income--	your choice of 5 to 30 years, or as otherwise specified in the contract.
Two Lives--	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Guaranteed	first death.
Payments*	Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
Life Income--	Length of Payments: For as long as the annuitant lives.
Cash Refund	Death Benefit--Payment to the Beneficiary: Following the annuitant’s death, we will pay a
Option (fixed	lump-sum payment equal to the amount originally applied to the payment option (less any
payment only)	premium tax) and less the total amount of fixed income phase payments paid.
Life Income--	Length of Payments: For as long as either annuitant lives.
Two Lives--	Continuing Payment: 100% of the payment to continue after the first death.
Cash Refund	Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-
Option (fixed	sum payment equal to the amount applied to the income phase payment option (less any
payment only)	premium tax) and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options

Length of Payments: Payments will continue for 5-30 years based upon the number of years you choose when selecting this option. In certain cases a lump-sum payment may be
Nonlifetime--	requested at any time (see below).
Guaranteed	Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
Payments*	guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.
* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

PRO.109860-11	33

Lump-Sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed (as specified by the contract)
will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “Fees - Early Withdrawal Charge.”
Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5%
assumed net investment rate for variable payments).

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the FINRA and the Securities Investor Protection Corporation. ING
Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as
“distributors.” The following distributors are affiliated with the company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:
• ING Financial Partners, Inc.
• Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through ING
Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives install and service contracts, provide product explanations, and periodically review participants’ retirement needs as well as the investment options available under the contract. To permit these sales representatives to balance the needs of their clients with their own business operations, the Company provides them with a range of commission options to choose from.

Registered Representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account or first contract year range from 0% to 3%. After the first year of the participant account, renewal commissions up to 2% may be paid on recurring payments up to the amount of the maximum of prior year’s payments, and commissions of up to 3% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2% on transferred assets and an asset-based commission ranging up to 0.50%. Individual representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 3% of total premium payments. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

PRO.109860-11 34

The level of commission paid on a particular contract affects the level of charges under the contract, including the daily asset charge and the applicability of an early withdrawal charge schedule. Because your registered representative may select the level of compensation he or she receives in connection with the sale of the contract, he or she may have a financial incentive to recommend this contract over other contracts. You should discuss with your registered representative the level of compensation he or she will choose in connection with the sale of this contract and how that compensation may compare with compensation available under other products or contracts your registered representative feels may be suitable for you. For more information about the compensation options available to your registered representative and how they impact the daily asset charge under your contract, see the
“Offering and Purchase of Contracts” section of the SAI.

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING
Financial Partners, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers,
LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:
• Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
• Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
• Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
• Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

PRO.109860-11 35

•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2010, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

•	LPL Financial Corporation	•	Cadaret, Grant & Co., Inc.
•	Symetra Investment Services, Inc.	•	Financial Telesis Inc./Jhw Financial Services Inc.
•	ING Financial Partners, Inc.	•	Lincoln Investment Planning, Inc.
•	American Portfolios Financial Services, Inc.	•	Wells Fargo & Company
•	NIA Securities, L.L.C.	•	Multi-Financial Securities Corporation
•	Morgan Stanley Smith Barney LLC	•	M Holdings Securities, Inc.
•	SagePoint Financial, Inc.	•	NRP Financial, Inc.
•	Valor Insurance Agency, Inc.	•	UVEST Financial Securities Group, Inc.
•	Lincoln Financial Group	•	Securities America, Inc.
•	Financial Network Investment Corporation	•	National Planning Corporation
•	Walnut Street Securities, Inc.®	•	Royal Alliance Associates, Inc.
•	NFP Securities, Inc.	•	Woodbury Financial Services, Inc.
•	Morgan Keegan and Company, Inc.

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative, along with the ability of the registered representative to select from various compensation options, may provide that registered representative a financial incentive to promote our contracts and/or services over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Administrators. Some retirement plans utilize the services of third party administrators (TPAs). In certain situations, the Company may make payments to select TPAs intended to partially reimburse the cost of providing certain services (e.g., takeover related servicing, participant enrollment and education services) of value to the Company. The Company also hosts several TPA conferences each year, which provide a forum for an exchange of ideas in our product initiatives and how well those initiatives are meeting market needs. Attendees may be reimbursed for all or a portion of their attendance costs and may receive meals and entertainment at the conference.
Your TPA may informally consult with you and/or your sales professional on the retirement plan provider that would work best with your plan. The payments the Company makes to TPAs may provide your TPA with a financial incentive to recommend working with our Company over other companies whose products may be suitable for you. You may wish to inquire about whether your TPA receives payments from us and take those payments into consideration as part of your purchase decision.

PRO.109860-11			36

Third Party Compensation Arrangements. Please be aware that:
•	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
•	At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

TAX CONSIDERATIONS
In this Section
Introduction
Introduction
The contract described in this prospectus is designed to be treated as an
annuity for U.S. federal income tax purposes. This section discusses our		Taxation of Qualified
understanding of current federal income tax laws affecting the contract. The		Contracts
U.S. federal income tax treatment of the contract is complex and sometimes
uncertain. You should keep the following in mind when reading this section:		Possible Changes in Taxation
•	Your tax position (or the tax position of the designated beneficiary, as
	applicable) may influence the federal taxation of amounts held or paid out	Taxation of the Company
under the contract;
•	Tax laws change. It is possible that a change in the future could affect	When consulting a qualified
	contracts issued in the past, including the contract described in this	tax adviser, be certain that he
	prospectus;	or she has expertise in the Tax
•	This section addresses some, but not all, applicable federal income tax	Code sections applicable to
	rules and does not discuss federal estate and gift tax implications, state and	your tax concerns.
local taxes or any other tax provisions; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the
Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (“qualified contracts”).

Qualified Contracts. Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a),
401(k), 403(b) or 457(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

Roth Accounts. Tax Code section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a
Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

PRO.109860-11	37

Taxation of Qualified Contracts

Qualified Contracts

Eligible Retirement Plans and Programs. The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:
• Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;
• Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement;
• Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-
governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be a 457(b) (eligible)
plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-
compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-
controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account; and

Special Considerations for Section 403(b) Plans. In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “Investment Options” section of this prospectus under the heading “Additional Risks of Investing in the Funds - Public Funds.” In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

PRO.109860-11 38

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase payments from a qualified contract, depends on the type of qualified contract or program and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:
• Contributions in excess of specified limits;
• Distributions before age 59½ (subject to certain exceptions);
• Distributions that do not conform to specified commencement and minimum distribution rules; and
• Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

401(a), 401(k), Roth 401(k), 403(b), and Roth 403(b) Plans. The total annual contributions (including pre-tax and
Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $49,000 (as indexed for 2011). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections
125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b), or Roth 403(b)
plan to generally no more than $16,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

PRO.109860-11 39

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $16,500 (as indexed for 2011). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 401(k), Roth 401(k), 403(b), Roth 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

The $16,500 limit is subject to an annual adjustment for cost-of-living increases.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or a Roth 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:
• $5,500; or
• The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional special catch-up provisions may be available for 457(b) plans. For advice on using a catch-up provision, please consult with a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:
• The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
• You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
• The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
• Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;
• A required minimum distribution under Tax Code section 401(a)(9);
• A hardship withdrawal;
• Otherwise excludable from income; or
• Not recognized under applicable regulations as eligible for rollover.

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:
• You have attained age 59½;
• You have become disabled, as defined in the Tax Code;
• You have died and the distribution is to your beneficiary;

PRO.109860-11 40

• You have separated from service with the sponsor at or after age 55;
• The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
• You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
• The distribution is made due to an IRS levy upon your plan;
• The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”);
or
• The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b). A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) or a Roth 457(b) account and earnings credited on those purchase payments
(or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers”
section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth
401(k), Roth 403(b) or a Roth 457(b) account is defined as a distribution that meets the following requirements:
• The distribution occurs after the five-year taxable period measured from the earlier of:
> The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code section 402A;
> If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
> The first taxable year in which you made an in-plan Roth rollover of vested non-Roth amounts otherwise eligible for distribution under the same plan; and
• The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax
Code in proportion to your investment in the contract (basis) and earnings on the contract.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your:
• Retirement;
• Death;
• Disability;
• Severance from employment;
• Attainment of normal retirement age;
• Attainment of age 62 under a phased retirement provision if available under your plan as described in the
Pension Protection Act of 2006; or
• In some instances, termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth
401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon your:
• Retirement;
• Death;

PRO.109860-11 41

• Attainment of age 59½;
• Severance from employment;
• Disability;
• Financial hardship; or
• In some instances, termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your:
• Death;
• Attainment of age 59½;
• Severance from employment;
• Disability;
• Financial hardship; or
• Met other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) and Roth 457(b) Plans. Under 457(b) and Roth 457(b) plans, distributions may not be made available to you earlier than:
• The calendar year you attain age 70½;
• When you experience a severance from employment; or
• When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth
457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:
• Start date for distributions;
• The time period in which all amounts in your contract(s) must be distributed; and
• Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:
• Under 401(a), 401(k), and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
• Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

PRO.109860-11 42

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
• Over your life or the joint lives of you and your designated beneficiary; or
• Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with
Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b)
Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed to the designated beneficiary by December 31, 2015. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans of Governmental Employers.
Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

PRO.109860-11 43

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by
Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,”
under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) -
and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account
(a Roth 401(k), Roth 403(b) or Roth 457(b) account), vested non-Roth amounts otherwise eligible for distribution may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified
Distributions - Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Code section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.
The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

The tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek qualified legal and tax advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
• A plan participant as a means to provide benefit payments;
• An alternate payee under a QDRO in accordance with Tax Code section 414(p); or
• The Company as collateral for a loan.

Same-Sex Marriages

Pursuant to section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

PRO.109860-11 44

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

PRO.109860-11	45

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:
• Standardized average annual total returns; and
• Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., annual maintenance fees, daily asset charges, subaccount administrative adjustment charges (if any), transferred asset benefit charge (if applicable), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected this charge in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include monthly, quarterly, year-to-
date and three-year periods, and may include returns calculated from the fund’s inception date and/or the date the fund was added to the separate account.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) or
401 plans, you have a fully vested interest in the value of your employee account and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts:
• During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
• During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

PRO.109860-11 46

Contract Modification

We may change the contract as required by federal or state law by notifying the contract holder at least 30 calendar days before the change becomes effective. In addition, the contract may be changed at any time, except for a reduction in the minimum guaranteed interest rate for the Fixed Plus Account II, by written mutual agreement between the contract holder and the Company. We may, upon 60 days’ written notice to the contract holder, make unilateral changes to certain provisions of the contracts that would apply only to individuals who became participants under the contract after the effective date of such changes. If a contract holder indicates that it does not agree to a change by providing notice to us that we receive at least 30 calendar days before the date the change becomes effective, we reserve the right to refuse to establish new accounts under the contract and to discontinue accepting payments to existing accounts.

In addition, we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Any such change will not take effect until at least twelve months after the contract effective date or until at least twelve months after any previous change. Such a change would not apply to accounts established before the date the change becomes effective.

We reserve the right to amend the contract to include any future changes required to maintain the contract as a designated Roth 401(k) and/or Roth 403(b) annuity contract (or Roth 401(k) and/or Roth 403(b) account) under the
Tax Code, regulations, IRS rulings and requirements.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

• On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
• When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or
• During any other periods the SEC may by order permit for the protection of investors.

PRO.109860-11 47

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to the address listed in
“Contract Overview - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than
$10,000, this value is not due to negative investment performance, and no purchase payments have been received within the previous twelve months. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the
SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	3
• Income Phase Payments	4
• Sales Material and Advertising	5
• Experts	6
• Financial Statements of the Separate Account - Variable Annuity Account C	S-1
• Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

You may request an SAI by calling us at the number listed in “Contract Overview - Questions: Contacting the
Company.”

PRO.109860-11 48

APPENDIX I
FIXED PLUS ACCOUNT II

The Fixed Plus Account II is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account II are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account II have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus
Account II may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account II has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account II. If we waive these transfer limits, we reserve the right to reinstate these limits without notice. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account II for a period of up to six months or as provided by state or federal law.

Interest Rates. The Fixed Plus Account II guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus
Account II will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality, expense and administrative risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. In the event that the transferred asset benefit option has been selected, the credited interest rate will be reduced in an amount not to exceed 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), for a period not to exceed 7 years. This decrease in the credited interest rate will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the contract begins after the TAB is allocated to the contract, you will be subject to the decrease in the interest credited rate even though you did not receive any of the TAB. We assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the
Fixed Plus Account II value as a partial withdrawal in each 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in
“Contract Overview - Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once and must occur within six months after your date of death.

PRO.109860-11	49

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account II, with interest, in five annual payments equal to:
• One-fifth of the Fixed Plus Account II value on the day the request is received in good order, reduced by any
Fixed Plus Account II withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;
• One-fourth of the remaining Fixed Plus Account II value 12 months later;
• One-third of the remaining Fixed Plus Account II value 12 months later;
• One-half of the remaining Fixed Plus Account II value 12 months later; and
• The balance of the Fixed Plus Account II value 12 months later.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the
Fixed Plus Account II. A full withdrawal may be canceled at any time before the end of the five-payment period. No early withdrawal charges apply to full withdrawals from the Fixed Plus Account II.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account II five-installment payout for full withdrawals made due to one or more of the following:
• Due to your death during the accumulation phase if the amount is paid within six months of your death;
• Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis;
• When the Fixed Plus Account II value is $2,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months;
• Due to financial hardship (or unforeseeable emergency) as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:
> If applicable, the hardship is certified by the employer;
> The amount is paid directly to you; and
> The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed
20% of the average value of your account(s) and all other accounts under the relevant contract during that same period;
• Due to your separation from service with the employer, provided that all the following apply:
> The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account II full withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;
> Separation from service is documented in a form acceptable to us;
> The amount withdrawn is paid directly to you; and
> The amount paid for all partial and full withdrawals due to separation from service during the previous 12-
month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account II to cover mortality, expense or administrative risks. We consider these risks when determining the credited rate.

PRO.109860-11 50

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the
Fixed Plus Account II in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the
Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II is less than or equal to $2,000. We may also waive the percentage limit on transfers depending upon the investment options selected by the contract holder.

If you transfer 20% of your account value held in the Fixed Plus Account II in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account II during the five-year period. The 20%
amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II value under any systematic distribution option.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus
Account II. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II values are used for a loan.

PRO.109860-11	51

APPENDIX II
GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase. Amounts applied to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account established by the Company. This appendix is only a summary of certain facts about the Guaranteed
Accumulation Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number listed in “Contract Overview - Questions: Contacting the Company.”

In General. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,”
which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:
•	The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account; and
•	The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts may provide a 45 day interest rate lock in connection with external transfers into Guaranteed Accumulation Account, which you must elect at the time you initiate the external transfer. Under this rate lock provision, if applicable, we will deposit external transfers to the deposit period offering the greater of
(a) and (b) where:
a)	is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election;
and
b)	is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

PRO.109860-11	52

If applicable, this rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract - once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

Amounts subject to the rate lock will not be deposited until the external transfer has been received, and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected. The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:
• Market Value Adjustment (MVA)-as described in this appendix and in the Guaranteed Accumulation Account prospectus;
• Tax Penalties and/or Tax withholding-See “Tax Considerations”;
• Early Withdrawal Charge-See “Fees”; and/or
• Maintenance Fee-See “Fees”.

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed
Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.
• If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; and
• If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in “Systematic Distribution
Options,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:
• Short-term-three years or less; and
• Long-term-ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder or you if permitted may:
• Transfer dollars to a new guaranteed term;
• Transfer dollars to other available investment options; or
• Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

PRO.109860-11 53

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

PRO.109860-11	54

APPENDIX III
PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT
UNDER AN ANNUITY CONTRACT

For Plans under Sections 403(b) or 401(a)/(k) of the Code (Except Voluntary
Section 403(b) Plans) (including Roth 403(b) and Roth 401(k) Plans)*

The employer has adopted a plan under Internal Revenue Code Sections 403(b) (including Roth 403(b)), 401(a)/(k)
(including Roth 401(k)) (“Plan”) and has purchased an ING Life Insurance and Annuity Company (“Company”)
group variable annuity contract (“Contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the
Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:
• The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b),
401(a)/(k) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b), 401(a)/(k), the participant has ownership in the value of his/her Employer Account;
• The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the
Company;
• The employer may permit the participant to make investment selections under the Employee Account and/or the
Employer Account directly with the Company under the terms of the Contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract;
• On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner; and
• In the event of the participant’s death, the employer is the named Beneficiary under the terms of the Contract.
The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

* Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “Tax
Considerations - Distributions – Eligibility – 403(b) and Roth 403(b) Plans.” See the contract or your certificate (if applicable) to determine who holds rights under the contract.

PRO.109860-11	55

APPENDIX IV
FUND DESCRIPTIONS

*Certain funds offered under the contracts have limited availability as follows:

•	Allianz NFJ Small-Cap Value Fund is only available to plans offering the fund prior to May 6, 2005.
•	The Columbia Diversified Equity Income Fund (Class R3) is available only to plans that have invested in the fund prior to January 1, 2011 or have approved the fund as an investment prior to January 1, 2011 and then have invested in the fund by March 31, 2011.
•	The Columbia High Yield Bond Fund (Class R3) is available only to plans that have invested in the fund prior to January 1, 2011 or have approved the fund as an investment prior to January 1, 2011 and then have invested in the fund by March 31, 2011.
•	The ING Growth and Income Portfolio (Class I) is available only to those contracts that were offering the
ING Opportunistic LargeCap Portfolio (Class I) as of the August 20, 2010.
•	The ING Growth and Income Portfolio (Class S) is available only to those contracts that were offering the
ING Growth and Income Portfolio II (Class S) as of August 7, 2009.
•	The ING Large Cap Growth Portfolio (Class I) is available only to those contracts that were offering the ING
Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I)
prior to January 21, 2011. Class S shares remain available for investment under the contract.
•	The ING Large Cap Value Portfolio (Class I) is available only to those contracts that were offering the ING
Pioneer Equity Income Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the contract.
•	The ING Pioneer Fund Portfolio (Class I) is available only to those contracts that were offering the Pioneer
Fund VCT Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the contract.
•	The ING Pioneer Mid Cap Value Portfolio (Class I) is available only to those contracts that were offering the
Pioneer Mid Cap Value VCT Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the contract.
•	The ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) are available only to plans that were offering I Class prior to November 3, 2005. Class S shares remain available for investment under the contract.
•	The ING Templeton Global Growth Portfolio (Class I) is available only to those contracts that were offering the Templeton Growth Fund, Inc. (Class A) prior to July 27, 2007. Class S shares remain available for investment under the contract.
•	Lazard Emerging Markets Equity Portfolio (Open Shares) is only available to plans offering the portfolio prior to July 19, 2010.
•	Lord Abbett Mid-Cap Value Fund is only available to plans offering the fund prior to September 1, 2005.
•	Lord Abbett Small-Cap Value Fund is only available to plans offering the fund prior to September 1, 2005.
•	T. Rowe Price Mid-Cap Value Fund is only available to plans offering the fund prior to February 25, 2005.

List of Fund Name Changes

	Former Fund Name	New Fund Name
ING Van Kampen Comstock Portfolio		ING Invesco Van Kampen Comstock Portfolio
ING Van Kampen Growth and Income Portfolio		ING Invesco Van Kampen Growth and Income Portfolio
ING Wells Fargo Health Care Portfolio		ING BlackRock Health Sciences Opportunities Portfolio

PRO.109860-11		56

The investment results of the mutual funds (“funds”) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in
“Contract Overview - Questions,” by accessing the SEC’s web site or by contacting the SEC Public Reference
Branch. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
Alger Capital Appreciation Fund	Seeks long-term capital appreciation.

Investment Adviser: Fred Alger Management, Inc.
Alger Green Fund	Seeks long-term capital appreciation.

Investment Adviser: Fred Alger Management, Inc.
AllianceBernstein Growth and Income Fund, Inc.	Seeks long-term growth of capital.

Investment Adviser: AllianceBernstein, L.P.
Allianz NFJ Dividend Value Fund	Seeks long-term growth of capital and income.

Investment Adviser: Allianz Global Investors Fund
Management LLC

Subadviser: NFJ Investment Group LLC (“NFJ”)
Allianz NFJ Small-Cap Value Fund	Seeks long-term growth of capital and income.

Investment Adviser: Allianz Global Investors Fund
Management LLC

Subadviser: NFJ Investment Group LLC. (“NFJ”)
Amana Growth Fund	Seeks long-term capital growth.

Investment Adviser: Saturna Capital Corporation

PRO.109860-11	57

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
Amana Income Fund	Seeks current income and preservation of capital.

Investment Adviser: Saturna Capital Corporation
American Balanced Fund Ò	Seeks to provide (1) conservation of capital, (2)
current income and (3) long-term growth of capital.
Investment Adviser: Capital Research and
Management CompanySM
American Century Inflation-Adjusted Bond Fund	Seeks to provide total return and inflation protection
consistent with investment in inflation-indexed
Investment Adviser: American Century Investment	securities.
Management, Inc.
Ariel Appreciation Fund	Seeks long-term capital appreciation by investing in
undervalued companies that show strong potential
Investment Adviser: Ariel Capital Management, LLC	for growth.
Ariel Fund	Seeks long-term capital appreciation by investing in
undervalued companies that show strong potential
Investment Adviser: Ariel Capital Management, LLC	for growth.
Artisan International Fund	Seeks maximum long-term capital growth.

Investment Adviser: Artisan Partners Limited
Partnership
BlackRock Equity Dividend Fund	Seeks long-term total return and current income.

Investment Adviser: BlackRock Advisors, LLC

Subadviser: BlackRock Investment Management, LLC
BlackRock Mid Cap Value Opportunities Fund	Seeks capital appreciation and, secondarily, income
by investing in securities, primarily equity securities
Investment Adviser: BlackRock Advisors, LLC	that Fund management believes are undervalued
and therefore represent an investment value.
Subadviser: BlackRock Investment Management, LLC
Capital World Growth and Income FundSM	Seeks to provide long-term growth of capital while
providing current income.
Investment Adviser: Capital Research and Management
CompanySM
ColumbiaSM Acorn® Fund	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC
Columbia Diversified Equity Income Fund	Seeks to provide shareholders with a high level of
current income and as a secondary objective steady
Investment Adviser: Columbia Management Investment	growth of capital.
Advisers, LLC
Columbia High Yield Bond Fund	Seeks to provide shareholders with high level of
current income as its primary objective and as its
Investment Adviser: Columbia Management Investment	secondary objective, capital growth.
Advisers, LLC

PRO.109860-11	58

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
Columbia Mid Cap Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Columbia Management Advisers,
LLC
CRM Mid Cap Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Cramer Rosenthal McGlynn, LLC
Dodge & Cox International Stock Fund	Seeks long-term growth of principal and income.

Investment Adviser: Dodge & Cox
Dodge & Cox Stock Fund	Seeks long-term growth of principal and income.

Investment Adviser: Dodge & Cox
Eaton Vance Large-Cap Value Fund (Class R Shares)*	Seeks total return.

Investment Adviser: Boston Management and Research
(BMR), a subsidiary of Eaton Vance Management**

* This fund invests all of its investable assets in interests in
Large-Cap Value Portfolio, which has the same
investment objective and policies as the fund.
**Investment adviser to the Large-Cap Value Portfolio
EuroPacific Growth Fund Ò	Seeks to provide long-term growth of capital.

Investment Adviser: Capital Research and Management
CompanySM
Fidelity® Advisor New Insights Fund	Seeks capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. and other affiliates of FMR
Fidelity Ò VIP Contrafund Ò Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. and other affiliates of FMR
Fidelity Ò VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to achieve a
Investment Adviser: Fidelity Management & Research	yield which exceeds the composite yield on the
Company (“FMR”)	securities comprising the S&P 500 Ò Index.

Subadvisers: FMR Co., Inc. and other affiliates of FMR
Fidelity Ò VIP Growth Portfolio	Seeks to achieve capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. and other affiliates of FMR

PRO.109860-11	59

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally
invests at least 80% of its net assets in investments
Investment Adviser: Franklin Advisory Services, LLC	of small capitalization companies.
Franklin Small-Mid Cap Growth Fund	Seeks long-term capital growth.

Investment Adviser: Franklin Advisers, Inc.
Fundamental InvestorsSM	Seeks to achieve long-term growth of capital and
income.
Investment Adviser: Capital Research and Management
CompanySM
ING American Century Small-Mid Cap Value Portfolio	Seeks long-term capital growth; income is a
secondary objective.
Investment Adviser: Directed Services LLC

Subadviser: American Century Investment Management,
Inc.
ING Balanced Portfolio	Seeks total return consisting of capital appreciation
(both realized and unrealized) and current income;
Investment Adviser: ING Investments, LLC	the secondary investment objective is long-term
capital appreciation.
Subadviser: ING Investment Management Co.
ING Baron Small Cap Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.
ING BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Advisor, LLC
ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management, LLC
ING BlackRock Science and Technology Opportunities	Seeks long-term capital appreciation.
Portfolio

Investment Adviser: ING Investments, LLC

Subadviser: BlackRock Advisors, LLC
ING Clarion Real Estate Portfolio	A non-diversified Portfolio that seeks total return
including capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: ING Clarion Real Estate Securities LLC
ING Columbia Small Cap Value II Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment
Advisers, LLC

PRO.109860-11	60

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
ING Core Equity Research Fund	Seeks long-term growth of capital and income.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.
ING Davis New York Venture Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Davis Selected Advisers, L.P.
ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

* FMR is a service mark of Fidelity Management & Research
Company
ING Global Bond Portfolio	Seeks to maximize total return through a
combination of current income and capital
Investment Adviser: Directed Services LLC	appreciation.

Subadviser: ING Investment Management Co.
ING Global Real Estate Fund	A non-diversified Portfolio that seeks to provide
investors with high total return, consisting of capital
Investment Adviser: ING Investments, LLC	appreciation and current income.

Subadviser: ING Clarion Real Estate Securities LLC
ING Global Resources Portfolio	A non-diversified Portfolio that seeks long-term
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.
ING GNMA Income Fund	Seeks a high level of current income, consistent
with liquidity and safety of principal, through
Investment Adviser: ING Investments, LLC	investment primarily in Government National
Mortgage Association (GNMA) mortgage-backed
Subadviser: ING Investment Management Co.	securities (also known as GNMA Certificates) that
are guaranteed as to the timely payment of principal
and interest by the U.S. Government.
ING Growth and Income Portfolio	Seeks to maximize total return through investments
in a diversified portfolio of common stocks and
Investment Adviser: ING Investments, LLC	securities convertible into common stocks. It is
anticipated that capital appreciation and investment
Subadviser: ING Investment Management Co.	income will both be major factors in achieving total
return.
ING Growth Opportunities Fund	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

PRO.109860-11	61

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
ING Index Plus LargeCap Portfolio	Seeks to outperform the total return performance of
the S&P 500 Index, while maintaining a market
Investment Adviser: ING Investments, LLC	level of risk.

Subadviser: ING Investment Management Co.
ING Index Plus MidCap Portfolio	Seeks to outperform the total return performance of
the Standard & Poor’S MidCap 400 Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.

Subadviser: ING Investment Management Co.
ING Index Plus SmallCap Portfolio	Seeks to outperform the total return performance of
the Standard and Poor’s SmallCap 600 Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.

Subadviser: ING Investment Management Co.
ING Index Solution Income Portfolio	Seeks to provide a combination of total return and
stability of principal consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted to retirement.

Investment Committee
ING Index Solution 2015 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2015. On the Target Date, the Portfolio’s
Investment Committee	investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Index Solution 2025 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2025. On the Target Date, the Portfolio’s
Investment Committee	investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Index Solution 2035 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2035. On the Target Date, the Portfolio’s
Investment Committee	investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Index Solution 2045 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2045. On the Target Date, the Portfolio’s
Investment Committee	investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.

PRO.109860-11	62

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
ING Index Solution 2055 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2055. On the Target Date, the Portfolio’s
Consultant: ING Investment Management Co.	investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Intermediate Bond Fund	Seeks to provide investors with a high level of
current income, consistent with the preservation of
Investment Adviser: ING Investments, LLC	capital and liquidity.

Subadviser: ING Investment Management Co.
ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: ING Investments, LLC	through investments in a diversified portfolio
consisting primarily of debt securities. It is
Subadviser: ING Investment Management Co.	anticipated that capital appreciation and investment
income will both be major factors in achieving total
return.
ING International Capital Appreciation Fund	Seeks capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: Hansberger Global Investors, Inc.
ING International Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return of a widely
Investment Adviser: ING Investments, LLC	accepted international index.

Subadviser: ING Investment Management Co.
ING International SmallCap Multi-Manager Fund	Seeks maximum long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: Acadian Asset Management LLC and
Schroder Investment Management North America Inc.
ING International Value Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.
ING Invesco Van Kampen Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Invesco Van Kampen Growth and Income	Seeks long-term growth of capital and income.
Portfolio

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

PRO.109860-11	63

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
ING Janus Contrarian Portfolio	A non-diversified Portfolio that seeks capital
appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Janus Capital Management, LLC
ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.
ING Large Cap Value Portfolio	Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.
ING MFS Total Return Portfolio	Seeks above-average income (compared to a
portfolio entirely invested in equity securities)
Investment Adviser: Directed Services LLC	consistent with the prudent employment of capital.
Secondarily seeks reasonable opportunity for
Subadviser: Massachusetts Financial Services Company	growth of capital and income.
ING Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Marsico Capital Management, LLC
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.
ING Money Market Portfolio*	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through
Investment Adviser: ING Investments, LLC	investment in high-quality money market
instruments while maintaining a stable share price
Subadviser: ING Investment Management Co.	of $1.00.

* There is no guarantee that the ING Money Market
Subaccount will have a positive or level return.

PRO.109860-11	64

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
ING Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.
ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC	management.

Subadviser: Pacific Investment Management Company
LLC
ING PIMCO Total Return Portfolio	Seeks maximum total return, consistent with capital
preservation and prudent investment management.
Investment Adviser: Directed Services LLC

Subadviser: Pacific Investment Management Company
LLC (PIMCO)
ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING Pioneer High Yield Portfolio	Seeks to maximize total return through income and
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING Real Estate Fund	A non-diversified fund that seeks total return
consisting of long-term capital appreciation and
Investment Adviser: ING Investments, LLC	current income.

Subadviser: ING Clarion Real Estate Securities LLC
ING RussellTM Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment
results (before fees and expenses) that correspond to
Investment Adviser: ING Investments, LLC	the total return of the Russell Top 200® Growth
Index.
Subadviser: ING Investment Management Co.
ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return of the Russell Top
Investment Adviser: ING Investments, LLC	200® Index.

Subadviser: ING Investment Management Co.
ING RussellTM Large Cap Value Index Portfolio	A non-diversified Portfolio that seeks investment
results (before fees and expenses) that correspond to
Investment Adviser: ING Investments, LLC	the total return of the Russell Top 200® Value
Index.
Subadviser: ING Investment Management Co.

PRO.109860-11	65

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return of the Russell
Investment Adviser: ING Investments, LLC	Midcap® Index.

Subadviser: ING Investment Management Co.
ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return of the Russell
Investment Adviser: ING Investments, LLC	2000® Index.

Subadviser: ING Investment Management Co.
ING Small Company Portfolio	Seeks growth of capital primarily through
investment in a diversified portfolio of common
Investment Adviser: ING Investments, LLC	stocks of companies with smaller market
capitalizations.
Subadviser: ING Investment Management Co.
ING SmallCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.
ING Solution Income Portfolio	Seeks to provide a combination of total return and
stability of principal consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted to retirement.

Subadviser: Investment Committee
ING Solution 2015 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2015. On the Target Date, the Portfolio’s
Subadviser: Investment Committee	investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Solution 2025 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2025. On the Target Date, the Portfolio’s
Subadviser: Investment Committee	investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Solution 2035 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2035. On the Target Date, the Portfolio’s
Subadviser: Investment Committee	investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.

PRO.109860-11	66

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
ING Solution 2045 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2045. On the Target Date, the Portfolio’s
Subadviser: Investment Committee	investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Solution 2055 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2055. On the Target Date, the Portfolio’s
Subadviser: Investment Committee	investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Strategic Allocation Conservative Portfolio	Seeks to provide total return (i.e., income and
capital growth, both realized and unrealized)
Investment Adviser: ING Investments, LLC	consistent with preservation of capital.

Subadviser: ING Investment Management Co.

ING Strategic Allocation Growth Portfolio	Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.
ING Strategic Allocation Moderate Portfolio	Seeks to provide total return (i.e., income and
capital appreciation, both realized and unrealized).
Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.
ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment
return, consistent with the preservation of capital
Investment Adviser: Directed Services LLC	and prudent investment risk.

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-
term growth of capital.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

PRO.109860-11	67

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily,
increasing dividend income.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC
ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only
an incidental consideration.
Investment Adviser: Directed Services LLC

Subadviser: Templeton Global Advisors Limited
ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return of the Barclays
Investment Adviser: ING Investments, LLC	Capital U.S. Aggregate Bond Index.

Subadviser: Neuberger Berman Fixed Income LLC
ING Value Choice Fund	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: Tradewinds Global Investors, LLC
Invesco Endeavor Fund	Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.

Subadviser: Invesco Trimark, Ltd.
Invesco Global Health Care Fund	Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.
Invesco Mid Cap Core Equity Fund	Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.
Invesco Van Kampen Small Cap Value Fund	Seeks capital appreciation.

Investment Adviser: Invesco Advisers, Inc.
Lazard Emerging Markets Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Lazard Asset Management LLC
Lazard U.S. Mid Cap Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Lazard Asset Management LLC

PRO.109860-11	68

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
Lord Abbett Core Fixed Income Fund	Seeks income and capital appreciation to produce a
high total return.
Investment Adviser: Lord, Abbett & Co. LLC (Lord
Abbett)
Lord Abbett Developing Growth Fund, Inc.	Seeks long-term growth of capital through a
diversified and actively managed portfolio
Investment Adviser: Lord, Abbett & Co. LLC (Lord	consisting of developing growth companies, many
Abbett)	of which are traded over the counter.
Lord Abbett Fundamental Equity Fund	Seeks long-term growth of capital and income
without excessive fluctuations in market value.
Investment Adviser: Lord, Abbett & Co. LLC (Lord
Abbett)
Lord Abbett Mid-Cap Value Fund	Seeks capital appreciation through investments,
primarily in equity securities, which are believed to
Investment Adviser: Lord, Abbett & Co. LLC (Lord	be undervalued in the marketplace.
Abbett)
Lord Abbett Small-Cap Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Lord, Abbett & Co. LLC (Lord
Abbett)
Mainstay Large Cap Growth Fund	Seeks long-term growth of capital.

Investment Adviser: New York Life Investments

Subadviser: Winslow Capital Management, Inc.
Massachusetts Investors Growth Stock Fund	Seeks capital appreciation.

Investment Adviser: Massachusetts Financial Services
Company
Mutual Global Discovery Fund	Seeks capital appreciation.

Investment Adviser: Franklin Mutual Advisers, LLC
Neuberger Berman Genesis Fund®	Seeks growth of capital.

Investment Adviser: Neuberger Berman Management
LLC

Subadviser: Neuberger Berman LLC
Neuberger Berman Socially Responsive Fund®	Seeks long-term growth of capital by investing
primarily in securities of companies that meet the
Investment Adviser: Neuberger Berman Management	Fund's financial criteria and social policy.
LLC

Subadviser: Neuberger Berman LLC
New Perspective Fund Ò	Seeks to provide long-term growth of capital
through investments all over the world, including
Investment Adviser: Capital Research and Management	the United States.
CompanySM

PRO.109860-11	69

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
Oppenheimer Capital Appreciation Fund	Seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.
Oppenheimer Developing Markets Fund	Aggressively seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.
Oppenheimer Gold & Special Minerals Fund	Seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.
Oppenheimer International Bond Fund	Seeks total return as a primary objective. As a
secondary objective, the Fund seeks income when
Investment Adviser: OppenheimerFunds, Inc.	consistent with total return.
Pax World Balanced Fund	Seeks income and conservation of principal and
secondarily long-term growth of capital.
Investment Adviser: Pax World Management LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent investment
Investment Adviser: Pacific Investment Management	management.
Company LLC (PIMCO)
Pioneer Emerging Markets VCT Portfolio	Seeks long-term growth of capital.

Investment Adviser: Pioneer Investment Management,
Inc.
Pioneer High Yield Fund	Seeks to maximize total return through a
combination of income and capital appreciation.
Investment Adviser: Pioneer Investment Management,
Inc.
Pioneer Strategic Income Fund	Seeks a high level of current income.

Investment Adviser: Pioneer Investment Management,
Inc.
Royce Total Return Fund	Seeks both long-term growth of capital and current
income.
Investment Adviser: Royce & Associates, LLC
(“Royce”)
T. Rowe Price Mid-Cap Value Fund	Seeks to provide long-term capital appreciation by
investing primarily in mid-size companies that
Investment Adviser: T. Rowe Price Associates, Inc.	appear to be undervalued.
Templeton Foreign Fund	Seeks long-term capital growth.

Investment Adviser: Templeton Global Advisors
Limited
The Growth Fund of America Ò	Seeks to provide growth of capital.

Investment Adviser: Capital Research and Management
CompanySM
The Income Fund of America Ò	Seeks to provide current income while secondarily
striving for capital growth.
Investment Adviser: Capital Research and Management
CompanySM

PRO.109860-11	70

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
Thornburg International Value Fund	Seeks long-term capital appreciation. The
secondary, non-fundamental goal of the Fund is to
Investment Adviser: Thornburg Investment	seek some current income.
Management, Inc. (“Thornburg”)
Vanguard® Diversified Value Portfolio*	Seeks to provide long-term capital appreciation and
income.
Investment Adviser: Barrow, Hanley, Mewhinney &
Strauss, Inc.

*Vanguard is a trademark of The Vanguard Group, Inc.
Vanguard® Equity Income Portfolio*	Seeks to provide an above-average level of current
income and reasonable long-term capital
Investment Adviser: Wellington Management Company,	appreciation.
LLP and The Vanguard Group, Inc.

*Vanguard is a trademark of The Vanguard Group, Inc.
Vanguard® Small Company Growth Portfolio*	Seeks to provide long-term capital appreciation.

Investment Adviser: Granahan Investment Management,
Inc. and Vanguard’s Quantitative Equity Group

*Vanguard is a trademark of The Vanguard Group, Inc.
Victory Small Company Opportunity Fund	Seeks to provide capital appreciation.

Investment Adviser: Victory Capital Management, Inc.
Wanger International	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC
Wanger Select	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC
Wanger USA	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC
Washington Mutual Investors FundSM	Seeks to produce current income and to provide an
opportunity for growth of principal consistent with
Investment Adviser: Capital Research and Management	sound common stock investing.
CompanySM
Wells Fargo Advantage Special Small Cap Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Wells Fargo Funds Management,
LLC

Subadviser: Wells Capital Management Incorporated

PRO.109860-11	71

APPENDIX V
CONDENSED FINANCIAL INFORMATION

Table 1-For Contracts With A Daily Asset Charge of 0.00%		CFI 1
Table 2-For Contracts With A Daily Asset Charge of 0.10%		CFI 7
Table 3-For Contracts With A Daily Asset Charge of 0.15%		CFI 9
Table 4-For Contracts With A Daily Asset Charge of 0.20%		CFI 13
Table 5-For Contracts With A Daily Asset Charge of 0.25%		CFI 16
Table 6-For Contracts With A Daily Asset Charge of 0.35%		CFI 22
Table 7-For Contracts With A Daily Asset Charge of 0.40%		CFI 29
Table 8-For Contracts With A Daily Asset Charge of 0.45%		CFI 38
Table 9-For Contracts With A Daily Asset Charge of 0.50%		CFI 44
Table 10-For Contracts With A Daily Asset Charge of 0.55%		CFI 55
Table 11-For Contracts With A Daily Asset Charge of 0.60%		CFI 62
Table 12-For Contracts With A Daily Asset Charge of 0.65%		CFI 71
Table 13-For Contracts With A Daily Asset Charge of 0.70%		CFI 81
Table 14-For Contracts With A Daily Asset Charge of 0.75%		CFI 93
Table 15-For Contracts With A Daily Asset Charge of 0.80%		CFI 100
Table 16-For Contracts With A Daily Asset Charge of 0.85%		CFI 111
Table 17-For Contracts With A Daily Asset Charge of 0.90%		CFI 120
Table 18-For Contracts With A Daily Asset Charge of 0.95%		CFI 128
Table 19-For Contracts With A Daily Asset Charge of 1.00%		CFI 135
Table 20-For Contracts With A Daily Asset Charge of 1.05%		CFI 144
Table 21-For Contracts With A Daily Asset Charge of 1.10%		CFI 154
Table 22-For Contracts With A Daily Asset Charge of 1.15%		CFI 164
Table 23-For Contracts With A Daily Asset Charge of 1.20%		CFI 172
Table 24-For Contracts With A Daily Asset Charge of 1.25%		CFI 179
Table 25-For Contracts With A Daily Asset Charge of 1.30%		CFI 190
Table 26-For Contracts With A Daily Asset Charge of 1.35%		CFI 196
Table 27-For Contracts With A Daily Asset Charge of 1.40%		CFI 205
Table 28-For Contracts With A Daily Asset Charge of 1.45%		CFI 213
Table 29-For Contracts With a Daily Asset Charge of 1.50%		CFI 221
Table 30-For Contracts With a Daily Asset Charge of 1.55%		CFI 221
Table 31-For Contracts With a Daily Asset Charge of 1.70%		CFI 228
Table 32-For Contracts With a Daily Asset Charge of 1.75%		CFI 229

PRO.109860-11	72

APPENDIX V

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2010, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2010, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2010 are not reflected in the following information.

TABLE 1
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.00%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007

AMERICAN BALANCED FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.58	$9.59	$12.95	$12.29
Value at end of period	$13.05	$11.58	$9.59	$12.95
Number of accumulation units outstanding at end of period	11,424	9,529	8,670	7,267
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$16.61	$11.98	$20.20	$17.04
Value at end of period	$18.12	$16.61	$11.98	$20.20
Number of accumulation units outstanding at end of period	82,862	73,444	73,097	66,492
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.46	$9.96	$17.40	$14.95
Value at end of period	$15.72	$13.46	$9.96	$17.40
Number of accumulation units outstanding at end of period	191,341	178,049	165,284	158,219
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.37	$8.00	$14.00	$14.05
Value at end of period	$11.89	$10.37	$8.00	$14.00
Number of accumulation units outstanding at end of period	22,737	19,397	13,256	12,574
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$9.45	$7.39	$14.05	$11.36
Value at end of period	$11.68	$9.45	$7.39	$14.05
Number of accumulation units outstanding at end of period	13,602	11,705	11,649	7,673
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.06	$10.13	$13.90
Value at end of period	$16.71	$13.06	$10.13
Number of accumulation units outstanding at end of period	1,187	0	699
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2010)
Value at beginning of period	$8.73
Value at end of period	$9.27
Number of accumulation units outstanding at end of period	147
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$15.85
Value at end of period	$17.32
Number of accumulation units outstanding at end of period	2,032

CFI 1

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING BALANCED PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.99	$9.24	$12.89	$12.36
Value at end of period	$12.52	$10.99	$9.24	$12.89
Number of accumulation units outstanding at end of period	2,618	1,809	1,834	1,399
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.79	$9.46	$16.10	$15.65
Value at end of period	$16.17	$12.79	$9.46	$16.10
Number of accumulation units outstanding at end of period	10,884	7,885	8,254	6,564
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.51	$6.27	$10.20	$10.52
Value at end of period	$10.88	$8.51	$6.27	$10.20
Number of accumulation units outstanding at end of period	89,435	96,335	81,726	63,687
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.33	$7.85	$11.92
Value at end of period	$11.58	$10.33	$7.85
Number of accumulation units outstanding at end of period	14,743	0	11,471
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.89	$9.27	$15.24	$13.26
Value at end of period	$16.54	$12.89	$9.27	$15.24
Number of accumulation units outstanding at end of period	61,511	50,131	42,889	44,375
ING GNMA INCOME FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.98	$12.37	$11.57	$10.95
Value at end of period	$13.79	$12.98	$12.37	$11.57
Number of accumulation units outstanding at end of period	8,207	6,980	6,065	2,511
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.41	$8.48	$13.57	$13.09
Value at end of period	$11.82	$10.41	$8.48	$13.57
Number of accumulation units outstanding at end of period	7,656	5,243	5,298	8,802
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.76	$8.96	$14.41	$14.28
Value at end of period	$14.28	$11.76	$8.96	$14.41
Number of accumulation units outstanding at end of period	15,875	11,289	9,742	7,947
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.05	$8.89	$13.44	$14.28
Value at end of period	$13.53	$11.05	$8.89	$13.44
Number of accumulation units outstanding at end of period	24,380	30,412	23,642	16,870
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.83	$10.48	$11.65	$11.06
Value at end of period	$12.97	$11.83	$10.48	$11.65
Number of accumulation units outstanding at end of period	32,197	21,115	26,543	18,518

		CFI 2

Condensed Financial Information (continued)

	2010	2009	2008	2007

ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.80	$10.62	$11.64	$11.06
Value at end of period	$12.92	$11.80	$10.62	$11.64
Number of accumulation units outstanding at end of period	57,385	51,000	37,722	34,663
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$7.60	$6.16
Value at end of period	$8.17	$7.60
Number of accumulation units outstanding at end of period	1,713	807
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.31	$9.84	$20.42	$18.67
Value at end of period	$17.82	$14.31	$9.84	$20.42
Number of accumulation units outstanding at end of period	49,568	56,971	53,893	43,193
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.32	$7.77	$15.96	$16.02
Value at end of period	$16.01	$13.32	$7.77	$15.96
Number of accumulation units outstanding at end of period	49,310	51,499	37,988	25,423
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.82	$10.21	$15.24	$15.32
Value at end of period	$15.77	$12.82	$10.21	$15.24
Number of accumulation units outstanding at end of period	9,641	7,816	7,551	7,062
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$9.98	$7.56	$12.46	$12.74
Value at end of period	$12.39	$9.98	$7.56	$12.46
Number of accumulation units outstanding at end of period	1,398	1,330	285	271
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.91	$10.11	$13.03	$12.77
Value at end of period	$13.07	$11.91	$10.11	$13.03
Number of accumulation units outstanding at end of period	208	186	104	112
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.21	$8.77	$14.73	$13.94
Value at end of period	$14.14	$12.21	$8.77	$14.73
Number of accumulation units outstanding at end of period	14,035	12,820	13,128	9,520
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.51	$11.99	$12.02	$10.96
Value at end of period	$14.53	$13.51	$11.99	$12.02
Number of accumulation units outstanding at end of period	153,371	151,147	126,746	99,605
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.28	$6.48	$9.31	$9.48
Value at end of period	$8.66	$7.28	$6.48	$9.31
Number of accumulation units outstanding at end of period	127,609	136,654	118,829	104,429

		CFI 3

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.28	$7.48	$11.47	$11.66
Value at end of period	$10.74	$9.28	$7.48	$11.47
Number of accumulation units outstanding at end of period	103,508	107,021	118,252	146,254
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.44	$7.55	$11.30	$11.45
Value at end of period	$11.12	$9.44	$7.55	$11.30
Number of accumulation units outstanding at end of period	17,455	15,145	13,062	10,856
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.40	$7.52	$10.39
Value at end of period	$11.07	$9.40	$7.52
Number of accumulation units outstanding at end of period	10,597	3,509	7,757
ING REAL ESTATE FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.73	$10.59	$16.33	$21.40
Value at end of period	$17.49	$13.73	$10.59	$16.33
Number of accumulation units outstanding at end of period	16,593	14,066	12,788	9,523
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.27	$6.97
Value at end of period	$9.26	$8.27
Number of accumulation units outstanding at end of period	6,617	7,681
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.32	$6.58
Value at end of period	$10.40	$8.32
Number of accumulation units outstanding at end of period	2,776	1,917
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.83	$7.33
Value at end of period	$11.14	$8.83
Number of accumulation units outstanding at end of period	1,259	1,035
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.81
Value at end of period	$11.42
Number of accumulation units outstanding at end of period	284,633
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.07
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	406,245
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.23
Value at end of period	$12.10
Number of accumulation units outstanding at end of period	228,410

		CFI 4

Condensed Financial Information (continued)

	2010	2009	2008	2007

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.28
Value at end of period	$12.22
Number of accumulation units outstanding at end of period	282,592
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$9.75
Value at end of period	$11.61
Number of accumulation units outstanding at end of period	484
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.52
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	18,485
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.30	$9.60	$12.58	$11.99
Value at end of period	$12.53	$11.30	$9.60	$12.58
Number of accumulation units outstanding at end of period	11,970	8,559	4,856	2,267
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.00	$8.80	$13.78	$13.30
Value at end of period	$12.42	$11.00	$8.80	$13.78
Number of accumulation units outstanding at end of period	18,031	12,613	6,758	13,813
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.15	$9.17	$13.21	$12.66
Value at end of period	$12.48	$11.15	$9.17	$13.21
Number of accumulation units outstanding at end of period	12,441	11,371	7,766	4,543
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.69	$9.53	$13.16	$12.69
Value at end of period	$14.45	$12.69	$9.53	$13.16
Number of accumulation units outstanding at end of period	162,021	165,559	144,861	108,710
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.55	$7.91	$13.94	$12.83
Value at end of period	$14.80	$11.55	$7.91	$13.94
Number of accumulation units outstanding at end of period	4,320	3,339	2,299	1,435
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.50	$9.21	$13.38
Value at end of period	$13.21	$11.50	$9.21
Number of accumulation units outstanding at end of period	4,621	0	4,384
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.62	$8.15	$14.14	$13.04
Value at end of period	$13.55	$11.62	$8.15	$14.14
Number of accumulation units outstanding at end of period	11,336	5,731	9,730	7,328

		CFI 5

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.17	$7.71	$12.44
Value at end of period	$11.04	$10.17	$7.71
Number of accumulation units outstanding at end of period	3,436	2,365	2,445
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.09	$13.33	$18.24
Value at end of period	$17.84	$16.09	$13.33
Number of accumulation units outstanding at end of period	0	702	0
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.56	$10.62	$17.15	$14.80
Value at end of period	$16.36	$14.56	$10.62	$17.15
Number of accumulation units outstanding at end of period	117,008	115,666	120,620	142,468
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$29.01	$16.00	$30.84	$23.18
Value at end of period	$36.77	$29.01	$16.00	$30.84
Number of accumulation units outstanding at end of period	22,705	19,822	18,485	16,069
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.87	$9.80	$14.17	$13.15
Value at end of period	$13.25	$11.87	$9.80	$14.17
Number of accumulation units outstanding at end of period	13,653	12,171	11,393	9,480
PIONEER HIGH YIELD FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.86	$7.95	$12.65	$11.94
Value at end of period	$15.09	$12.86	$7.95	$12.65
Number of accumulation units outstanding at end of period	120,622	127,479	103,291	77,568
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.36	$9.22	$15.17	$13.73
Value at end of period	$13.84	$12.36	$9.22	$15.17
Number of accumulation units outstanding at end of period	73,191	66,752	42,845	46,711
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.47	$10.05	$14.19	$13.93
Value at end of period	$13.91	$12.47	$10.05	$14.19
Number of accumulation units outstanding at end of period	7,753	6,050	3,975	2,980
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.73	$9.05	$13.57	$13.26
Value at end of period	$12.13	$10.73	$9.05	$13.57
Number of accumulation units outstanding at end of period	22,019	21,464	21,121	19,584

		CFI 6

	Condensed Financial Information (continued)

		TABLE 2
	FOR CONTRACTS WITH DAILY ASSET CHARGE OF 0.10%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008

AMERICAN BALANCED FUND®
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.52	$9.55	$12.13
Value at end of period	$12.96	$11.52	$9.55
Number of accumulation units outstanding at end of period	152	9,217	13,348
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during December 2009)
Value at beginning of period	$16.51	$16.60
Value at end of period	$18.00	$16.51
Number of accumulation units outstanding at end of period	1,118	140
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.38	$9.91	$15.29
Value at end of period	$15.61	$13.38	$9.91
Number of accumulation units outstanding at end of period	2,963	2,964	8,010
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.81	$8.27	$12.28
Value at end of period	$15.12	$11.81	$8.27
Number of accumulation units outstanding at end of period	691	691	691
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.01
Value at end of period	$9.25
Number of accumulation units outstanding at end of period	947
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.81
Value at end of period	$16.44
Number of accumulation units outstanding at end of period	376
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.35	$8.44	$11.93
Value at end of period	$11.73	$10.35	$8.44
Number of accumulation units outstanding at end of period	513	513	513
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.10
Value at end of period	$11.79
Number of accumulation units outstanding at end of period	1,219
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.24
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	3,151

		CFI 7

	Condensed Financial Information (continued)

	2010	2009	2008

ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.52	$10.64	$16.81
Value at end of period	$13.84	$13.52	$10.64
Number of accumulation units outstanding at end of period	221	171	114
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.92	$7.52	$11.23
Value at end of period	$12.30	$9.92	$7.52
Number of accumulation units outstanding at end of period	631	631	631
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.15	$8.74	$13.17
Value at end of period	$14.06	$12.15	$8.74
Number of accumulation units outstanding at end of period	455	455	3,423
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.60	$12.54
Value at end of period	$14.37	$12.60
Number of accumulation units outstanding at end of period	586	93
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.63
Value at end of period	$14.43
Number of accumulation units outstanding at end of period	913
ING REAL ESTATE FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.65	$10.54	$16.58
Value at end of period	$17.37	$13.65	$10.54
Number of accumulation units outstanding at end of period	250	250	250
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.26	$8.34
Value at end of period	$9.23	$8.26
Number of accumulation units outstanding at end of period	1,224	279
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.82	$8.94
Value at end of period	$11.11	$8.82
Number of accumulation units outstanding at end of period	1,104	261
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.23
Value at end of period	$17.09
Number of accumulation units outstanding at end of period	370
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.81
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	4,155

		CFI 8

	Condensed Financial Information (continued)

	2010	2009	2008

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.07
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	858
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.28
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	363
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.47
Value at end of period	$16.68
Number of accumulation units outstanding at end of period	185
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$28.84	$28.70
Value at end of period	$36.51	$28.84
Number of accumulation units outstanding at end of period	610	77
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.20	$14.38
Value at end of period	$16.44	$14.20
Number of accumulation units outstanding at end of period	1,062	153
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.29	$12.40
Value at end of period	$13.74	$12.29
Number of accumulation units outstanding at end of period	2,089	272

		TABLE 3
	FOR CONTRACTS WITH DAILY ASSET CHARGE OF 0.15%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008

AMERICAN BALANCED FUND®
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.48	$9.52	$12.23
Value at end of period	$12.91	$11.48	$9.52
Number of accumulation units outstanding at end of period	9,383	6,091	2,412
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$8.44
Value at end of period	$9.12
Number of accumulation units outstanding at end of period	5,954

		CFI 9

	Condensed Financial Information (continued)

	2010	2009	2008

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.47	$11.89	$18.61
Value at end of period	$17.93	$16.47	$11.89
Number of accumulation units outstanding at end of period	28,770	21,753	20,170
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.34	$9.89	$15.42
Value at end of period	$15.56	$13.34	$9.89
Number of accumulation units outstanding at end of period	33,481	30,208	23,760
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.94	$10.06	$14.22
Value at end of period	$16.54	$12.94	$10.06
Number of accumulation units outstanding at end of period	16,233	15,208	14,093
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.77	$8.25	$12.54
Value at end of period	$15.07	$11.77	$8.25
Number of accumulation units outstanding at end of period	15,011	13,808	15,083
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during November 2010)
Value at beginning of period	$8.62
Value at end of period	$9.23
Number of accumulation units outstanding at end of period	8,673
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.67	$9.39	$13.74
Value at end of period	$16.01	$12.67	$9.39
Number of accumulation units outstanding at end of period	15,654	11,166	9,999
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.46	$6.24	$9.97
Value at end of period	$10.80	$8.46	$6.24
Number of accumulation units outstanding at end of period	8,851	605	1,278
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$15.87
Value at end of period	$16.40
Number of accumulation units outstanding at end of period	13,441
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.32	$8.42	$12.01
Value at end of period	$11.69	$10.32	$8.42
Number of accumulation units outstanding at end of period	19,493	3,421	1,932
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.70
Value at end of period	$15.61
Number of accumulation units outstanding at end of period	683

		CFI 10

	Condensed Financial Information (continued)

	2010	2009	2008

ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2010)
Value at beginning of period	$9.22
Value at end of period	$9.97
Number of accumulation units outstanding at end of period	114
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.90
Value at end of period	$12.51
Number of accumulation units outstanding at end of period	21,477
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.46
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	6,455
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.94
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	2,044
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.37	$11.41	$11.36
Value at end of period	$11.32	$11.37	$11.41
Number of accumulation units outstanding at end of period	6,129	4,118	2,317
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.10
Value at end of period	$14.34
Number of accumulation units outstanding at end of period	2,372
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.39	$11.91	$12.39
Value at end of period	$14.38	$13.39	$11.91
Number of accumulation units outstanding at end of period	39,686	29,240	28,368
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.39	$7.52	$10.51
Value at end of period	$11.04	$9.39	$7.52
Number of accumulation units outstanding at end of period	20,062	17,674	16,526
ING REAL ESTATE FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.60	$10.51	$15.40
Value at end of period	$17.31	$13.60	$10.51
Number of accumulation units outstanding at end of period	8,436	7,255	6,040
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.81
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	1,257

		CFI 11

	Condensed Financial Information (continued)

	2010	2009	2008

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.07
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	6,456
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.22
Value at end of period	$12.08
Number of accumulation units outstanding at end of period	2,456
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.27
Value at end of period	$12.20
Number of accumulation units outstanding at end of period	14,135
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.51
Value at end of period	$11.05
Number of accumulation units outstanding at end of period	547
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.20	$9.53	$12.16
Value at end of period	$12.40	$11.20	$9.53
Number of accumulation units outstanding at end of period	2,855	3,861	2,180
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.91	$8.73	$12.64
Value at end of period	$12.29	$10.91	$8.73
Number of accumulation units outstanding at end of period	66,203	68,130	56,779
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.05	$9.10	$12.33
Value at end of period	$12.35	$11.05	$9.10
Number of accumulation units outstanding at end of period	13,264	12,006	8,708
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.06
Value at end of period	$13.07
Number of accumulation units outstanding at end of period	6,869
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.85
Value at end of period	$13.41
Number of accumulation units outstanding at end of period	3,614
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.75	$8.38	$12.33
Value at end of period	$12.36	$10.75	$8.38
Number of accumulation units outstanding at end of period	13,819	12,954	11,434

		CFI 12

	Condensed Financial Information (continued)

	2010	2009	2008

INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.57	$10.46	$13.75
Value at end of period	$15.22	$13.57	$10.46
Number of accumulation units outstanding at end of period	2,905	2,430	2,262
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.44	$10.55	$15.92
Value at end of period	$16.19	$14.44	$10.55
Number of accumulation units outstanding at end of period	15,459	14,448	12,195
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$33.74
Value at end of period	$36.39
Number of accumulation units outstanding at end of period	3,076
PIONEER HIGH YIELD FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.74	$7.89	$12.12
Value at end of period	$14.93	$12.74	$7.89
Number of accumulation units outstanding at end of period	11,009	10,192	8,740
TEMPLETON FOREIGN FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.08
Value at end of period	$15.34
Number of accumulation units outstanding at end of period	37
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.25	$9.15	$14.07
Value at end of period	$13.70	$12.25	$9.15
Number of accumulation units outstanding at end of period	29,243	27,168	23,735
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.22
Value at end of period	$13.77
Number of accumulation units outstanding at end of period	4,235

		TABLE 4
	FOR CONTRACTS WITH DAILY ASSET CHARGE OF 0.20%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009

CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.29
Value at end of period	$13.80
Number of accumulation units outstanding at end of period	36

		CFI 13

	Condensed Financial Information (continued)

	2010	2009

EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.14
Value at end of period	$13.40
Number of accumulation units outstanding at end of period	35
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during February 2009)
Value at beginning of period	$16.42	$10.96
Value at end of period	$17.87	$16.42
Number of accumulation units outstanding at end of period	149	8,573
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.91	$10.03
Value at end of period	$16.48	$12.91
Number of accumulation units outstanding at end of period	0	1,686
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.25
Value at end of period	$17.08
Number of accumulation units outstanding at end of period	0
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.64	$8.75
Value at end of period	$15.95	$12.64
Number of accumulation units outstanding at end of period	0	445
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.44	$5.13
Value at end of period	$10.77	$8.44
Number of accumulation units outstanding at end of period	0	4,049
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.21	$7.12
Value at end of period	$11.42	$10.21
Number of accumulation units outstanding at end of period	0	13,739
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.77	$8.81
Value at end of period	$16.35	$12.77
Number of accumulation units outstanding at end of period	86	2,795
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.29	$8.40
Value at end of period	$11.65	$10.29
Number of accumulation units outstanding at end of period	0	1,179
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.62	$8.88
Value at end of period	$14.08	$11.62
Number of accumulation units outstanding at end of period	0	2,902

		CFI 14

	Condensed Financial Information (continued)

	2010	2009

ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.92	$8.80
Value at end of period	$13.34	$10.92
Number of accumulation units outstanding at end of period	0	1,092
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.68
Value at end of period	$11.11
Number of accumulation units outstanding at end of period	0
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.95
Value at end of period	$11.58
Number of accumulation units outstanding at end of period	162
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.09
Value at end of period	$11.78
Number of accumulation units outstanding at end of period	712
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.24
Value at end of period	$11.99
Number of accumulation units outstanding at end of period	496
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.69	$10.28
Value at end of period	$12.79	$11.69
Number of accumulation units outstanding at end of period	0	9,115
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.14	$8.91
Value at end of period	$17.58	$14.14
Number of accumulation units outstanding at end of period	0	3,758
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.48
Value at end of period	$14.33
Number of accumulation units outstanding at end of period	0
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.43
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	20
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.33	$6.99
Value at end of period	$10.97	$9.33
Number of accumulation units outstanding at end of period	0	9,305

		CFI 15

	Condensed Financial Information (continued)

	2010	2009

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.17
Value at end of period	$9.21
Number of accumulation units outstanding at end of period	0
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.37	$8.10
Value at end of period	$13.02	$11.37
Number of accumulation units outstanding at end of period	0	5,506
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.48	$8.11
Value at end of period	$13.36	$11.48
Number of accumulation units outstanding at end of period	0	4,311
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.08
Value at end of period	$13.65
Number of accumulation units outstanding at end of period	16
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.19
Value at end of period	$13.72
Number of accumulation units outstanding at end of period	0

		TABLE 5
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.25%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005

ALGER GREEN FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.30	$7.54
Value at end of period	$9.06	$8.30
Number of accumulation units outstanding at end of period	0	19,318
AMERICAN BALANCED FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.41	$9.48	$12.83	$12.11	$10.89	$10.93
Value at end of period	$12.82	$11.41	$9.48	$12.83	$12.11	$10.89
Number of accumulation units outstanding at end of period	1,992	1,608	41,108	40,855	4,099	26,742
ARIEL FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.57	$6.51	$12.65	$13.14
Value at end of period	$13.24	$10.57	$6.51	$12.65
Number of accumulation units outstanding at end of period	0	0	99	297

		CFI 16

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$7.85	$7.25
Value at end of period	$9.09	$7.85
Number of accumulation units outstanding at end of period	0	20,138
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.05	$7.34
Value at end of period	$9.85	$8.05
Number of accumulation units outstanding at end of period	0	18,649
CRM MID CAP VALUE FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.17	$11.40
Value at end of period	$14.37	$12.17
Number of accumulation units outstanding at end of period	303	5,638
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$16.37	$11.83	$20.00	$16.91	$13.96	$13.34
Value at end of period	$17.81	$16.37	$11.83	$20.00	$16.91	$13.96
Number of accumulation units outstanding at end of period	32,763	38,028	29,508	26,232	22,704	5,679
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.27	$9.84	$17.23	$14.75	$13.29	$13.19
Value at end of period	$15.45	$13.27	$9.84	$17.23	$14.75	$13.29
Number of accumulation units outstanding at end of period	33,101	27,306	36,991	31,868	20,565	12,166
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.22	$9.90
Value at end of period	$11.69	$10.22
Number of accumulation units outstanding at end of period	16,422	11,929
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.87	$10.01	$15.01	$15.44	$14.97
Value at end of period	$16.42	$12.87	$10.01	$15.01	$15.44
Number of accumulation units outstanding at end of period	4,122	2,658	133	40	2,399
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.12	$7.47
Value at end of period	$9.21	$8.12
Number of accumulation units outstanding at end of period	9,132	19,526
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.99	$12.70
Value at end of period	$17.02	$13.99
Number of accumulation units outstanding at end of period	0	1,546
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.60	$9.34	$15.94	$15.06	$13.10	$13.12
Value at end of period	$15.90	$12.60	$9.34	$15.94	$15.06	$13.10
Number of accumulation units outstanding at end of period	1,969	2,160	3,441	2,623	4,458	1,458

		CFI 17

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.29	$8.08	$13.48	$11.37	$11.16
Value at end of period	$14.52	$12.29	$8.08	$13.48	$11.37
Number of accumulation units outstanding at end of period	471	453	430	430	428
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.74	$9.18	$15.14	$13.27	$12.74
Value at end of period	$16.30	$12.74	$9.18	$15.14	$13.27
Number of accumulation units outstanding at end of period	27,940	31,935	25,078	23,149	19,722
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.38	$12.05
Value at end of period	$15.01	$12.38
Number of accumulation units outstanding at end of period	6,400	5,755
ING GNMA INCOME FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.79	$12.21	$11.46	$10.87	$10.44	$10.37
Value at end of period	$13.55	$12.79	$12.21	$11.46	$10.87	$10.44
Number of accumulation units outstanding at end of period	0	0	13,074	12,078	0	10,000
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.26	$8.38	$13.43	$12.87	$11.31	$11.39
Value at end of period	$11.61	$10.26	$8.38	$13.43	$12.87	$11.31
Number of accumulation units outstanding at end of period	138	265	9,779	8,830	2,783	4,033
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.59	$8.85	$14.27	$13.62	$12.53	$12.69
Value at end of period	$14.04	$11.59	$8.85	$14.27	$13.62	$12.53
Number of accumulation units outstanding at end of period	0	0	346	191	2,103	2
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.89	$8.78	$13.31	$14.28	$13.17
Value at end of period	$13.29	$10.89	$8.78	$13.31	$14.28
Number of accumulation units outstanding at end of period	7,276	6,559	8,653	9,212	5,445
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.65	$10.36	$11.54	$10.94	$10.89
Value at end of period	$12.75	$11.65	$10.36	$11.54	$10.94
Number of accumulation units outstanding at end of period	0	0	0	0	9,836
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.63	$10.49	$11.53	$10.95	$10.57	$10.53
Value at end of period	$12.70	$11.63	$10.49	$11.53	$10.95	$10.57
Number of accumulation units outstanding at end of period	0	0	26,873	29,868	0	19,144
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.10	$9.72	$20.22	$18.40	$17.01
Value at end of period	$17.52	$14.10	$9.72	$20.22	$18.40
Number of accumulation units outstanding at end of period	0	0	0	0	4,919

		CFI 18

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.93
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	193
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.30	$11.35	$11.14	$10.97
Value at end of period	$11.25	$11.30	$11.35	$11.14
Number of accumulation units outstanding at end of period	4,207	0	12	12
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.06	$8.69	$14.63	$13.79	$13.49
Value at end of period	$13.93	$12.06	$8.69	$14.63	$13.79
Number of accumulation units outstanding at end of period	0	0	0	0	5,405
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.53	$12.17
Value at end of period	$14.27	$12.53
Number of accumulation units outstanding at end of period	7,072	5,239
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.31	$11.85	$11.90	$10.90	$10.75
Value at end of period	$14.28	$13.31	$11.85	$11.90	$10.90
Number of accumulation units outstanding at end of period	37,688	50,541	19,761	18,035	16,926
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.21	$6.44	$9.27	$9.44
Value at end of period	$8.56	$7.21	$6.44	$9.27
Number of accumulation units outstanding at end of period	28,051	30,519	26,292	16,982
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.31	$7.47	$11.20	$11.35
Value at end of period	$10.94	$9.31	$7.47	$11.20
Number of accumulation units outstanding at end of period	468	386	139	364
ING REAL ESTATE FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.52	$10.46	$16.17	$19.42	$14.31	$14.23
Value at end of period	$17.19	$13.52	$10.46	$16.17	$19.42	$14.31
Number of accumulation units outstanding at end of period	7,949	7,382	6,393	5,750	4,181	109
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.81
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	15,980
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.06
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	5,774

		CFI 19

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.22
Value at end of period	$12.07
Number of accumulation units outstanding at end of period	10,986
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.27
Value at end of period	$12.19
Number of accumulation units outstanding at end of period	699
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.51
Value at end of period	$11.04
Number of accumulation units outstanding at end of period	35,516
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$11.13	$9.48
Value at end of period	$12.31	$11.13
Number of accumulation units outstanding at end of period	12,850	15,357
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$10.84	$8.69
Value at end of period	$12.21	$10.84
Number of accumulation units outstanding at end of period	14,153	34,207
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$10.99	$9.06
Value at end of period	$12.26	$10.99
Number of accumulation units outstanding at end of period	35,843	98,851
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.54	$9.44	$13.07	$12.57	$12.32
Value at end of period	$14.25	$12.54	$9.44	$13.07	$12.57
Number of accumulation units outstanding at end of period	17,278	19,256	0	0	6,921
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.33	$9.10	$14.20	$13.82	$11.65	$11.72
Value at end of period	$12.98	$11.33	$9.10	$14.20	$13.82	$11.65
Number of accumulation units outstanding at end of period	29,568	28,600	26,819	30,255	26,511	3,135
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.77	$10.79
Value at end of period	$12.55	$11.77
Number of accumulation units outstanding at end of period	7,307	5,849
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.91	$12.09
Value at end of period	$16.64	$12.91
Number of accumulation units outstanding at end of period	0	5,599
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.86	$15.56
Value at end of period	$17.53	$15.86
Number of accumulation units outstanding at end of period	5,474	4,752

		CFI 20

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.07	$8.59
Value at end of period	$11.05	$9.07
Number of accumulation units outstanding at end of period	6,860	6,160
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.35	$10.49	$16.99	$14.73	$12.36	$12.05
Value at end of period	$16.08	$14.35	$10.49	$16.99	$14.73	$12.36
Number of accumulation units outstanding at end of period	12,141	10,405	9,443	8,478	6,369	436
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$28.59	$24.98
Value at end of period	$36.14	$28.59
Number of accumulation units outstanding at end of period	3,269	13,283
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.36	$12.11
Value at end of period	$13.29	$12.36
Number of accumulation units outstanding at end of period	10,871	9,010
PIONEER HIGH YIELD FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.67	$7.86	$12.52	$11.77	$10.69	$10.63
Value at end of period	$14.83	$12.67	$7.86	$12.52	$11.77	$10.69
Number of accumulation units outstanding at end of period	18,257	22,627	26,273	24,162	22,032	2,566
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.18	$9.10	$15.02	$13.61	$12.34	$12.11
Value at end of period	$13.60	$12.18	$9.10	$15.02	$13.61	$12.34
Number of accumulation units outstanding at end of period	34,675	32,732	39,506	35,701	27,273	8,740
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.28	$9.93	$14.05	$13.63	$13.04
Value at end of period	$13.67	$12.28	$9.93	$14.05	$13.63
Number of accumulation units outstanding at end of period	6,877	6,505	4,764	2,054	2,000
WANGER INTERNATIONAL
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.51	$8.19
Value at end of period	$10.58	$8.51
Number of accumulation units outstanding at end of period	2,829	2,573
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.58	$8.94	$13.44	$13.00	$11.09	$11.14
Value at end of period	$11.92	$10.58	$8.94	$13.44	$13.00	$11.09
Number of accumulation units outstanding at end of period	0	0	2,060	2,724	11,847	1,581

		CFI 21

	Condensed Financial Information (continued)

		TABLE 6
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.35%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006

ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.81	$12.02	$15.94
Value at end of period	$18.40	$14.81	$12.02
Number of accumulation units outstanding at end of period	58	0	65
AMERICAN BALANCED FUND®
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.35	$9.43	$12.78	$12.07	$11.95
Value at end of period	$12.74	$11.35	$9.43	$12.78	$12.07
Number of accumulation units outstanding at end of period	5,760	10,010	10,047	8,076	7,355
ARIEL FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.51	$6.48	$12.60	$12.91	$12.76
Value at end of period	$13.15	$10.51	$6.48	$12.60	$12.91
Number of accumulation units outstanding at end of period	1,415	1,377	1,375	1,220	1,157
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.03	$5.70
Value at end of period	$9.82	$8.03
Number of accumulation units outstanding at end of period	3,407	2,204
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$16.27	$11.77	$19.93	$16.86	$15.82
Value at end of period	$17.69	$16.27	$11.77	$19.93	$16.86
Number of accumulation units outstanding at end of period	106,406	102,805	86,788	69,072	26,447
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.19	$9.79	$17.16	$14.70	$14.20
Value at end of period	$15.34	$13.19	$9.79	$17.16	$14.70
Number of accumulation units outstanding at end of period	152,504	143,573	138,928	110,136	52,624
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.16	$7.86	$13.81	$13.70	$13.40
Value at end of period	$11.61	$10.16	$7.86	$13.81	$13.70
Number of accumulation units outstanding at end of period	2,224	10,870	13,547	12,669	11,565
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.25	$7.27	$13.86	$11.00	$11.13
Value at end of period	$11.41	$9.25	$7.27	$13.86	$11.00
Number of accumulation units outstanding at end of period	0	0	0	214	70
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.79	$9.96	$14.95	$16.57
Value at end of period	$16.31	$12.79	$9.96	$14.95
Number of accumulation units outstanding at end of period	46,502	38,540	32,115	26,710

		CFI 22

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.63	$8.17	$12.28
Value at end of period	$14.86	$11.63	$8.17
Number of accumulation units outstanding at end of period	0	0	74
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2010)
Value at beginning of period	$8.62
Value at end of period	$9.18
Number of accumulation units outstanding at end of period	115
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.52	$9.30	$15.88	$15.02	$14.19
Value at end of period	$15.79	$12.52	$9.30	$15.88	$15.02
Number of accumulation units outstanding at end of period	41,703	43,059	24,878	23,224	8,320
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.40	$6.21	$10.14	$12.37	$11.68
Value at end of period	$10.70	$8.40	$6.21	$10.14	$12.37
Number of accumulation units outstanding at end of period	25,042	19,687	13,197	8,974	12,480
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.48	$6.83	$9.53
Value at end of period	$10.59	$8.48	$6.83
Number of accumulation units outstanding at end of period	0	0	2,536
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.12	$7.72	$12.74	$13.40
Value at end of period	$11.30	$10.12	$7.72	$12.74
Number of accumulation units outstanding at end of period	39,478	40,665	41,808	35,698
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.68	$9.15	$15.09	$13.24	$12.72
Value at end of period	$16.21	$12.68	$9.15	$15.09	$13.24
Number of accumulation units outstanding at end of period	29,479	24,061	19,202	13,504	9,268
ING GNMA INCOME FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.72	$12.16	$11.64
Value at end of period	$13.46	$12.72	$12.16
Number of accumulation units outstanding at end of period	31,662	30,914	1,215
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.43	$11.27
Value at end of period	$14.09	$12.43
Number of accumulation units outstanding at end of period	14,705	5,347
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.20	$8.34	$13.38	$14.05
Value at end of period	$11.53	$10.20	$8.34	$13.38
Number of accumulation units outstanding at end of period	32,983	28,906	6,131	4,605

		CFI 23

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.52	$8.81	$14.22	$13.58	$13.64
Value at end of period	$13.94	$11.52	$8.81	$14.22	$13.58
Number of accumulation units outstanding at end of period	63,325	64,518	20,029	18,609	15,677
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.83	$8.74	$13.26	$14.24	$14.28
Value at end of period	$13.20	$10.83	$8.74	$13.26	$14.24
Number of accumulation units outstanding at end of period	7,421	7,174	3,925	3,797	3,312
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.58	$10.31	$11.49	$10.91	$10.98
Value at end of period	$12.66	$11.58	$10.31	$11.49	$10.91
Number of accumulation units outstanding at end of period	58,127	64,876	77,248	66,284	4,543
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.56	$10.44	$11.48	$10.91	$10.77
Value at end of period	$12.61	$11.56	$10.44	$11.48	$10.91
Number of accumulation units outstanding at end of period	65,547	39,185	39,310	29,740	24,524
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.02	$9.67	$20.14	$18.35	$16.48
Value at end of period	$17.40	$14.02	$9.67	$20.14	$18.35
Number of accumulation units outstanding at end of period	22,038	17,676	13,876	10,909	7,128
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.32	$10.51	$16.78
Value at end of period	$13.61	$13.32	$10.51
Number of accumulation units outstanding at end of period	0	0	869
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.56	$10.03	$15.04	$14.74	$14.78
Value at end of period	$15.39	$12.56	$10.03	$15.04	$14.74
Number of accumulation units outstanding at end of period	2,801	4,183	3,746	3,531	2,064
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.45	$7.14	$11.29	$11.36
Value at end of period	$9.87	$8.45	$7.14	$11.29
Number of accumulation units outstanding at end of period	0	873	873	854
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.37	$8.08	$12.47
Value at end of period	$12.37	$10.37	$8.08
Number of accumulation units outstanding at end of period	0	0	3,989
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.93
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	34,304

		CFI 24

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.01	$8.65	$14.58	$13.77	$13.44
Value at end of period	$13.85	$12.01	$8.65	$14.58	$13.77
Number of accumulation units outstanding at end of period	4,570	5,007	10,068	6,487	6,104
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.56	$8.23
Value at end of period	$12.16	$10.56
Number of accumulation units outstanding at end of period	20,948	18,471
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.49	$11.25
Value at end of period	$14.20	$12.49
Number of accumulation units outstanding at end of period	1,047	617
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.23	$11.79	$11.85	$10.87	$11.00
Value at end of period	$14.18	$13.23	$11.79	$11.85	$10.87
Number of accumulation units outstanding at end of period	52,519	35,498	4,099	110	67
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.18	$6.42	$9.25	$9.43
Value at end of period	$8.52	$7.18	$6.42	$9.25
Number of accumulation units outstanding at end of period	123,748	101,852	83,274	71,517
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.16	$7.41	$11.40	$11.59
Value at end of period	$10.56	$9.16	$7.41	$11.40
Number of accumulation units outstanding at end of period	19,922	15,494	18,203	14,814
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.13	$6.25
Value at end of period	$10.52	$9.13
Number of accumulation units outstanding at end of period	20,266	16,508
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$13.06	$7.72
Value at end of period	$15.45	$13.06
Number of accumulation units outstanding at end of period	1,638	429
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.60	$10.72
Value at end of period	$14.12	$12.60
Number of accumulation units outstanding at end of period	5,992	3,538
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.08	$10.29	$13.94
Value at end of period	$16.21	$13.08	$10.29
Number of accumulation units outstanding at end of period	0	0	903

		CFI 25

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.80
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	138,812
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.06
Value at end of period	$11.86
Number of accumulation units outstanding at end of period	150,171
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.22
Value at end of period	$12.06
Number of accumulation units outstanding at end of period	254,887
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.27
Value at end of period	$12.18
Number of accumulation units outstanding at end of period	245,997
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.82
Value at end of period	$11.58
Number of accumulation units outstanding at end of period	2,962
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.51
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	188,826
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.48	$9.41	$13.04	$12.55	$12.06
Value at end of period	$14.17	$12.48	$9.41	$13.04	$12.55
Number of accumulation units outstanding at end of period	79,238	66,795	31,840	21,966	24,305
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.00	$6.86	$12.10	$10.71	$10.77
Value at end of period	$12.81	$10.00	$6.86	$12.10	$10.71
Number of accumulation units outstanding at end of period	841	1,354	928	258	113
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.31	$7.77	$13.75	$12.21	$12.28
Value at end of period	$14.44	$11.31	$7.77	$13.75	$12.21
Number of accumulation units outstanding at end of period	1,351	1,352	1,352	1,352	1,329
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.26	$7.22
Value at end of period	$12.89	$11.26
Number of accumulation units outstanding at end of period	31,712	25,676

		CFI 26

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.38	$8.01	$12.52
Value at end of period	$13.22	$11.38	$8.01
Number of accumulation units outstanding at end of period	0	0	2,222
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.63	$8.30	$12.40
Value at end of period	$12.19	$10.63	$8.30
Number of accumulation units outstanding at end of period	0	0	4,684
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.41	$10.35	$13.45
Value at end of period	$15.01	$13.41	$10.35
Number of accumulation units outstanding at end of period	0	0	1,289
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.38	$5.37	$8.78	$9.88
Value at end of period	$9.03	$7.38	$5.37	$8.78
Number of accumulation units outstanding at end of period	21,895	21,598	17,115	13,931
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.97	$8.71	$13.38
Value at end of period	$13.70	$10.97	$8.71
Number of accumulation units outstanding at end of period	0	0	3,964
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.54	$12.03	$17.01
Value at end of period	$19.51	$15.54	$12.03
Number of accumulation units outstanding at end of period	0	0	114
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.76	$13.10	$18.00	$16.30	$15.38
Value at end of period	$17.41	$15.76	$13.10	$18.00	$16.30
Number of accumulation units outstanding at end of period	63,138	53,941	25,073	17,077	10,026
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.03	$6.98	$11.50	$11.51
Value at end of period	$10.99	$9.03	$6.98	$11.50
Number of accumulation units outstanding at end of period	23,763	16,240	2,587	3,044
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.27	$10.44	$16.92	$14.69	$13.85
Value at end of period	$15.97	$14.27	$10.44	$16.92	$14.69
Number of accumulation units outstanding at end of period	13,126	11,366	8,715	5,815	2,497
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.03	$7.03	$13.06	$11.54	$11.67
Value at end of period	$10.89	$10.03	$7.03	$13.06	$11.54
Number of accumulation units outstanding at end of period	0	1,246	979	724	491

		CFI 27

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$28.42	$15.72	$30.42	$22.85	$22.17
Value at end of period	$35.89	$28.42	$15.72	$30.42	$22.85
Number of accumulation units outstanding at end of period	275	1,697	3,041	2,884	3,076
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.63	$9.63	$13.98	$12.85	$12.48
Value at end of period	$12.94	$11.63	$9.63	$13.98	$12.85
Number of accumulation units outstanding at end of period	38,585	31,628	27,329	16,071	11,482
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.31	$10.46	$11.82
Value at end of period	$13.23	$12.31	$10.46
Number of accumulation units outstanding at end of period	0	0	2,046
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.21	$5.59
Value at end of period	$10.60	$9.21
Number of accumulation units outstanding at end of period	3,264	1,386
PIONEER HIGH YIELD FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.60	$7.82	$12.47	$11.73	$11.65
Value at end of period	$14.73	$12.60	$7.82	$12.47	$11.73
Number of accumulation units outstanding at end of period	22,120	26,914	25,655	23,076	13,579
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.99	$9.62	$14.82	$14.85	$14.71
Value at end of period	$16.16	$13.99	$9.62	$14.82	$14.85
Number of accumulation units outstanding at end of period	80	5,820	7,115	6,512	6,794
TEMPLETON FOREIGN FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.02	$9.41	$17.56	$15.06	$14.31
Value at end of period	$15.13	$14.02	$9.41	$17.56	$15.06
Number of accumulation units outstanding at end of period	161	4,585	4,950	6,009	6,411
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.11	$9.06	$14.96	$13.58	$13.11
Value at end of period	$13.51	$12.11	$9.06	$14.96	$13.58
Number of accumulation units outstanding at end of period	123,927	121,108	46,399	31,663	34,998
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.21	$9.88	$14.00	$13.59	$13.39
Value at end of period	$13.58	$12.21	$9.88	$14.00	$13.59
Number of accumulation units outstanding at end of period	0	2,242	2,080	2,173	2,145
VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.87	$9.44	$14.92	$14.49	$14.01
Value at end of period	$12.85	$11.87	$9.44	$14.92	$14.49
Number of accumulation units outstanding at end of period	5,970	6,031	7,227	6,859	6,630

		CFI 28

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.94	$7.93	$13.22	$12.86	$13.02
Value at end of period	$14.29	$10.94	$7.93	$13.22	$12.86
Number of accumulation units outstanding at end of period	542	952	598	238	119
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.48	$5.70	$10.53	$11.16
Value at end of period	$10.54	$8.48	$5.70	$10.53
Number of accumulation units outstanding at end of period	13,487	13,251	9,542	7,447
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.51	$8.90	$13.39	$12.97	$12.75
Value at end of period	$11.84	$10.51	$8.90	$13.39	$12.97
Number of accumulation units outstanding at end of period	1,599	5,604	5,313	4,844	4,396
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.36	$9.58	$14.12	$15.45	$15.51
Value at end of period	$15.06	$12.36	$9.58	$14.12	$15.45
Number of accumulation units outstanding at end of period	0	2,036	3,368	3,187	2,886

		TABLE 7
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.40%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.60	$7.98	$13.56
Value at end of period	$10.79	$9.60	$7.98
Number of accumulation units outstanding at end of period	4	834	0
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$14.77	$11.99	$11.33
Value at end of period	$18.33	$14.77	$11.99
Number of accumulation units outstanding at end of period	0	2,668	1,221
AMANA INCOME FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.29
Value at end of period	$13.44
Number of accumulation units outstanding at end of period	2,482
AMERICAN BALANCED FUND®
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.31	$9.41	$12.75	$12.05	$12.03
Value at end of period	$12.69	$11.31	$9.41	$12.75	$12.05
Number of accumulation units outstanding at end of period	78,895	68,948	24,622	14,442	33,890

		CFI 29

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ARIEL APPRECIATION FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.46	$7.09	$11.08
Value at end of period	$13.61	$11.46	$7.09
Number of accumulation units outstanding at end of period	18,154	14,457	15,380
ARIEL FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.48	$6.46	$12.58	$14.40
Value at end of period	$13.10	$10.48	$6.46	$12.58
Number of accumulation units outstanding at end of period	19,528	23,475	17,660	15,034
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$7.83	$6.18
Value at end of period	$9.06	$7.83
Number of accumulation units outstanding at end of period	0	1,559
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.03	$6.11	$5.95
Value at end of period	$9.81	$8.03	$6.11
Number of accumulation units outstanding at end of period	0	609	493
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during December 2006)
Value at beginning of period	$16.22	$11.74	$19.89	$16.84	$16.51
Value at end of period	$17.63	$16.22	$11.74	$19.89	$16.84
Number of accumulation units outstanding at end of period	103,113	61,042	54,287	13,319	8,327
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.15	$9.77	$17.13	$14.68	$14.76
Value at end of period	$15.29	$13.15	$9.77	$17.13	$14.68
Number of accumulation units outstanding at end of period	141,619	49,269	29,734	6,798	15,009
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.13	$7.84	$12.83
Value at end of period	$11.57	$10.13	$7.84
Number of accumulation units outstanding at end of period	7,327	0	5,036
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.23	$7.25	$12.67
Value at end of period	$11.37	$9.23	$7.25
Number of accumulation units outstanding at end of period	0	2,874	1,935
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.75	$9.93	$14.92	$15.38	$15.54
Value at end of period	$16.26	$12.75	$9.93	$14.92	$15.38
Number of accumulation units outstanding at end of period	560	599	2,142	951	5
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.10	$6.12	$5.92
Value at end of period	$9.17	$8.10	$6.12
Number of accumulation units outstanding at end of period	5,447	9,987	1,879

		CFI 30

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.86	$10.15
Value at end of period	$16.85	$13.86
Number of accumulation units outstanding at end of period	12,628	20
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.49	$9.27	$15.85	$15.00	$15.18
Value at end of period	$15.73	$12.49	$9.27	$15.85	$15.00
Number of accumulation units outstanding at end of period	42,403	28,888	23,204	7,965	1,675
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.19	$8.02	$13.40	$12.36
Value at end of period	$14.37	$12.19	$8.02	$13.40
Number of accumulation units outstanding at end of period	6,033	3,698	3,942	1,541
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.38	$6.20	$10.13	$10.45
Value at end of period	$10.67	$8.38	$6.20	$10.13
Number of accumulation units outstanding at end of period	14,845	14,360	5,669	266
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.47	$6.82	$10.38
Value at end of period	$10.57	$8.47	$6.82
Number of accumulation units outstanding at end of period	0	0	0
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.64	$10.47
Value at end of period	$15.29	$13.64
Number of accumulation units outstanding at end of period	6,175	4,381
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.65	$9.13	$15.07	$15.06
Value at end of period	$16.17	$12.65	$9.13	$15.07
Number of accumulation units outstanding at end of period	32,055	26,926	26,965	12,627
ING GNMA INCOME FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.68	$12.13	$11.39	$10.81	$10.83
Value at end of period	$13.41	$12.68	$12.13	$11.39	$10.81
Number of accumulation units outstanding at end of period	21,389	76,545	5,789	112	11,268
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.17	$8.32	$13.36	$12.82	$12.75
Value at end of period	$11.49	$10.17	$8.32	$13.36	$12.82
Number of accumulation units outstanding at end of period	85,565	51,331	31,573	23,525	7,767
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.49	$8.79	$14.19	$13.56	$13.69
Value at end of period	$13.89	$11.49	$8.79	$14.19	$13.56
Number of accumulation units outstanding at end of period	12,136	7,067	11,676	5,998	84

		CFI 31

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.80	$8.72	$13.23	$14.22	$14.28
Value at end of period	$13.16	$10.80	$8.72	$13.23	$14.22
Number of accumulation units outstanding at end of period	4,476	4,214	2,589	1,977	3,375
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.55	$10.28	$11.70
Value at end of period	$12.62	$11.55	$10.28
Number of accumulation units outstanding at end of period	15,848	28,459	17,556
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.53	$10.41	$11.46	$10.89	$10.93
Value at end of period	$12.57	$11.53	$10.41	$11.46	$10.89
Number of accumulation units outstanding at end of period	49,915	30,933	11,721	3,945	26,446
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.98	$9.65	$20.17
Value at end of period	$17.34	$13.98	$9.65
Number of accumulation units outstanding at end of period	15,018	0	3,510
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.27	$5.10
Value at end of period	$8.25	$7.27
Number of accumulation units outstanding at end of period	0	2,134
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.13	$7.69	$14.75
Value at end of period	$15.71	$13.13	$7.69
Number of accumulation units outstanding at end of period	17,643	0	8,204
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.52	$10.01	$15.01	$15.15
Value at end of period	$15.34	$12.52	$10.01	$15.01
Number of accumulation units outstanding at end of period	30,126	1,905	5,812	526
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.74	$7.41	$12.18
Value at end of period	$12.05	$9.74	$7.41
Number of accumulation units outstanding at end of period	0	0	7,455
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.43	$7.13	$11.28	$11.35
Value at end of period	$9.85	$8.43	$7.13	$11.28
Number of accumulation units outstanding at end of period	0	17,084	5,614	4,907
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.38	$6.37
Value at end of period	$9.77	$8.38
Number of accumulation units outstanding at end of period	52,229	3,457

		CFI 32

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.35	$8.06	$13.57	$13.65
Value at end of period	$12.34	$10.35	$8.06	$13.57
Number of accumulation units outstanding at end of period	0	19,566	16,587	14,839
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.72	$9.29	$17.53
Value at end of period	$14.40	$12.72	$9.29
Number of accumulation units outstanding at end of period	0	369	193
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.63	$9.91	$12.83	$13.24
Value at end of period	$12.71	$11.63	$9.91	$12.83
Number of accumulation units outstanding at end of period	43,924	47,415	42,128	36,017
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.93
Value at end of period	$12.33
Number of accumulation units outstanding at end of period	8,220
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$11.20	$11.27
Value at end of period	$11.13	$11.20
Number of accumulation units outstanding at end of period	1,577	1,509
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.98	$8.64	$14.56
Value at end of period	$13.81	$11.98	$8.64
Number of accumulation units outstanding at end of period	20,208	0	0
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.55	$8.73	$10.64
Value at end of period	$12.14	$10.55	$8.73
Number of accumulation units outstanding at end of period	0	3,016	2,857
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.47	$8.39	$8.17
Value at end of period	$14.17	$12.47	$8.39
Number of accumulation units outstanding at end of period	12,323	2,337	1,135
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.19	$11.76	$11.83	$10.93
Value at end of period	$14.13	$13.19	$11.76	$11.83
Number of accumulation units outstanding at end of period	45,438	46,978	25,419	10,134
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.17	$6.41	$9.44
Value at end of period	$8.50	$7.17	$6.41
Number of accumulation units outstanding at end of period	6,312	2,543	16,470

		CFI 33

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.14	$7.40	$10.69
Value at end of period	$10.54	$9.14	$7.40
Number of accumulation units outstanding at end of period	14,516	381	11,480
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.30	$7.47	$11.22	$11.37
Value at end of period	$10.91	$9.30	$7.47	$11.22
Number of accumulation units outstanding at end of period	33,304	9,121	8,282	7,217
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.26	$7.44	$10.68
Value at end of period	$10.87	$9.26	$7.44
Number of accumulation units outstanding at end of period	3,441	0	3,297
ING REAL ESTATE FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.41	$10.38	$16.08	$19.34	$19.33
Value at end of period	$17.01	$13.41	$10.38	$16.08	$19.34
Number of accumulation units outstanding at end of period	4,236	8,004	14,758	12,410	528
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.11
Value at end of period	$9.16
Number of accumulation units outstanding at end of period	887
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.35
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	282
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.04	$10.27	$14.04
Value at end of period	$16.16	$13.04	$10.27
Number of accumulation units outstanding at end of period	2,257	1,534	937
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.80
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	49,853
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.06
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	107,597
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.22
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	137,137

		CFI 34

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.27
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	144,874
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.84
Value at end of period	$11.58
Number of accumulation units outstanding at end of period	1,841
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.51
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	45,213
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.03	$9.41	$12.38	$12.28
Value at end of period	$12.19	$11.03	$9.41	$12.38
Number of accumulation units outstanding at end of period	6,201	14,470	11,446	4,224
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.75	$8.63	$13.57	$13.99
Value at end of period	$12.08	$10.75	$8.63	$13.57
Number of accumulation units outstanding at end of period	12,324	48,547	21,572	1,798
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.89	$8.99	$13.00	$13.21
Value at end of period	$12.14	$10.89	$8.99	$13.00
Number of accumulation units outstanding at end of period	19,795	34,976	17,954	11,294
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.45	$9.39	$13.02	$13.09
Value at end of period	$14.13	$12.45	$9.39	$13.02
Number of accumulation units outstanding at end of period	40,501	15,552	22,785	3,014
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.23	$9.03	$14.11	$13.76	$13.68
Value at end of period	$12.85	$11.23	$9.03	$14.11	$13.76
Number of accumulation units outstanding at end of period	26,834	31,908	24,263	17,635	4,075
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.35	$7.99	$13.92	$13.98
Value at end of period	$13.18	$11.35	$7.99	$13.92
Number of accumulation units outstanding at end of period	2,789	5,719	3,001	2,059
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.02	$7.64
Value at end of period	$10.84	$10.02
Number of accumulation units outstanding at end of period	0	9

		CFI 35

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.42	$10.17	$16.94	$17.22
Value at end of period	$14.41	$13.42	$10.17	$16.94
Number of accumulation units outstanding at end of period	25,044	4,007	1,867	1,302
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.59	$8.28	$13.08	$13.59
Value at end of period	$12.15	$10.59	$8.28	$13.08
Number of accumulation units outstanding at end of period	33,911	6,285	7,537	6,200
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.69	$9.78	$12.69
Value at end of period	$12.44	$11.69	$9.78
Number of accumulation units outstanding at end of period	709	0	668
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$32.10	$25.33	$35.57	$34.89
Value at end of period	$33.40	$32.10	$25.33	$35.57
Number of accumulation units outstanding at end of period	834	802	603	505
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.37	$10.33	$13.61
Value at end of period	$14.96	$13.37	$10.33
Number of accumulation units outstanding at end of period	116	1,969	1,740
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.44
Value at end of period	$14.57
Number of accumulation units outstanding at end of period	1,197
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.94	$8.69	$14.43	$16.20
Value at end of period	$13.65	$10.94	$8.69	$14.43
Number of accumulation units outstanding at end of period	8,175	7,920	8,582	8,354
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.49	$12.01	$17.52	$17.52
Value at end of period	$19.44	$15.49	$12.01	$17.52
Number of accumulation units outstanding at end of period	18,911	18,576	18,147	5,141
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.29	$8.09	$12.92	$12.50
Value at end of period	$12.81	$11.29	$8.09	$12.92
Number of accumulation units outstanding at end of period	20,727	16,922	13,177	16,497
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.72	$13.07	$17.96	$18.22
Value at end of period	$17.35	$15.72	$13.07	$17.96
Number of accumulation units outstanding at end of period	17,670	14,300	21,454	13,999

		CFI 36

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.02	$.6.97	$11.49
Value at end of period	$10.97	$9.02	$6.97
Number of accumulation units outstanding at end of period	7,996	0	0
NEW PERSPECTIVE FUND®
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.22	$10.42	$16.89	$14.66	$14.48
Value at end of period	$15.92	$14.22	$10.42	$16.89	$14.66
Number of accumulation units outstanding at end of period	6,685	4,448	8,843	0	635
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.00	$7.01	$11.58
Value at end of period	$10.85	$10.00	$7.01
Number of accumulation units outstanding at end of period	8,110	17,360	5,199
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$28.34	$15.69	$30.36	$25.87
Value at end of period	$35.77	$28.34	$15.69	$30.36
Number of accumulation units outstanding at end of period	10,049	17,274	14,421	12,946
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.46
Value at end of period	$17.52
Number of accumulation units outstanding at end of period	2,145
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.59	$9.61	$13.95	$13.88
Value at end of period	$12.89	$11.59	$9.61	$13.95
Number of accumulation units outstanding at end of period	2	4	13	9
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.29	$10.45	$11.74
Value at end of period	$13.20	$12.29	$10.45
Number of accumulation units outstanding at end of period	3,318	480	27,142
PIONEER HIGH YIELD FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.56	$7.80	$12.45	$11.72	$11.74
Value at end of period	$14.68	$12.56	$7.80	$12.45	$11.72
Number of accumulation units outstanding at end of period	35,390	33,187	26,821	17,416	6,252
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.95	$9.59	$13.91
Value at end of period	$16.10	$13.95	$9.59
Number of accumulation units outstanding at end of period	3,091	16,976	5,053
TEMPLETON FOREIGN FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.98	$9.39	$17.52	$17.42
Value at end of period	$15.07	$13.98	$9.39	$17.52
Number of accumulation units outstanding at end of period	14,184	4,514	1,192	1,068

		CFI 37

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.07	$9.04	$14.93	$13.56	$13.61
Value at end of period	$13.46	$12.07	$9.04	$14.93	$13.56
Number of accumulation units outstanding at end of period	155,544	104,347	108,075	47,018	13,628
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.17	$9.85	$13.97	$14.13
Value at end of period	$13.53	$12.17	$9.85	$13.97
Number of accumulation units outstanding at end of period	0	3,851	3,600	1,601
WANGER INTERNATIONAL
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.47	$5.69	$10.10
Value at end of period	$10.52	$8.47	$5.69
Number of accumulation units outstanding at end of period	0	2,446	1,655
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.48	$8.87	$13.36	$12.95	$12.89
Value at end of period	$11.80	$10.48	$8.87	$13.36	$12.95
Number of accumulation units outstanding at end of period	65,435	45,167	43,421	24,836	2,029
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.33	$9.55	$13.42
Value at end of period	$15.01	$12.33	$9.55
Number of accumulation units outstanding at end of period	5,409	5,977	5,092

		TABLE 8
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.45%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

AMERICAN BALANCED FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.28	$9.38	$12.73	$12.04	$10.85	$10.66
Value at end of period	$12.65	$11.28	$9.38	$12.73	$12.04	$10.85
Number of accumulation units outstanding at end of period	69,208	22,804	17,376	31,686	21,336	17,985
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.18	$11.71	$19.85	$16.81	$13.91	$13.09
Value at end of period	$17.57	$16.18	$11.71	$19.85	$16.81	$13.91
Number of accumulation units outstanding at end of period	9,155	29,569	9,009	9,275	9,072	5,701
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.11	$9.74	$17.09	$14.66	$13.24	$11.41	$10.42
Value at end of period	$15.24	$13.11	$9.74	$17.09	$14.66	$13.24	$11.41
Number of accumulation units outstanding at end of period	83,353	76,731	31,158	37,755	34,072	30,702	4,842

		CFI 38

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.72	$9.91	$14.89	$14.76
Value at end of period	$16.20	$12.72	$9.91	$14.89
Number of accumulation units outstanding at end of period	18,415	2,759	48	35
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.57	$8.13	$14.24	$12.83	$12.72
Value at end of period	$14.76	$11.57	$8.13	$14.24	$12.83
Number of accumulation units outstanding at end of period	0	0	0	701	701
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.82	$10.23	$14.00	$14.48	$12.60	$12.43
Value at end of period	$16.79	$13.82	$10.23	$14.00	$14.48	$12.60
Number of accumulation units outstanding at end of period	4,255	4,602	4,516	4,396	5,423	5,347
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.45	$9.25	$15.82	$15.42
Value at end of period	$15.68	$12.45	$9.25	$15.82
Number of accumulation units outstanding at end of period	785	1,063	663	522
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.37	$5.76
Value at end of period	$10.65	$8.37
Number of accumulation units outstanding at end of period	0	43
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.62	$9.11	$15.05	$14.53
Value at end of period	$16.12	$12.62	$9.11	$15.05
Number of accumulation units outstanding at end of period	9,105	11,360	10,446	12,990
ING GNMA INCOME FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.64	$12.22
Value at end of period	$13.37	$12.64
Number of accumulation units outstanding at end of period	0	3,661
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.14	$8.30	$13.33	$12.80	$11.27	$11.09
Value at end of period	$11.45	$10.14	$8.30	$13.33	$12.80	$11.27
Number of accumulation units outstanding at end of period	18,578	51,915	8,630	10,666	11,170	10,176
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.45	$8.77	$14.16	$13.54	$12.48	$12.08
Value at end of period	$13.84	$11.45	$8.77	$14.16	$13.54	$12.48
Number of accumulation units outstanding at end of period	23,838	4,679	3,185	2,032	1,630	1,850
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.76	$8.70	$13.20	$14.20	$12.58	$11.79	$10.32
Value at end of period	$13.11	$10.76	$8.70	$13.20	$14.20	$12.58	$11.79
Number of accumulation units outstanding at end of period	13,191	6,633	4,821	3,815	4,306	4,787	3,464

		CFI 39

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INTERMEDIATE BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.52	$10.26	$11.45	$10.87	$10.52	$10.29	$9.95
Value at end of period	$12.58	$11.52	$10.26	$11.45	$10.87	$10.52	$10.29
Number of accumulation units outstanding at end of period	32,286	24,415	26,139	27,477	28,101	24,426	1,384
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.49	$10.38	$11.44	$11.33
Value at end of period	$12.52	$11.49	$10.38	$11.44
Number of accumulation units outstanding at end of period	4,651	4,893	231	15
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.93	$9.62	$20.07	$18.29	$16.24
Value at end of period	$17.28	$13.93	$9.62	$20.07	$18.29
Number of accumulation units outstanding at end of period	0	8,544	0	0	2,439
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.24	$10.46	$18.35	$16.25	$13.69
Value at end of period	$13.51	$13.24	$10.46	$18.35	$16.25
Number of accumulation units outstanding at end of period	1,365	1,635	76	125	33
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.10	$10.24
Value at end of period	$15.67	$13.10
Number of accumulation units outstanding at end of period	0	2,812
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.49	$9.98	$13.89
Value at end of period	$15.29	$12.49	$9.98
Number of accumulation units outstanding at end of period	143	16,194	10
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$9.71	$7.39	$12.24	$12.54	$11.99
Value at end of period	$12.01	$9.71	$7.39	$12.24	$12.54
Number of accumulation units outstanding at end of period	0	0	0	641	640
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.36	$7.02
Value at end of period	$9.74	$8.36
Number of accumulation units outstanding at end of period	0	51,442
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.32	$8.05	$13.56	$13.62
Value at end of period	$12.30	$10.32	$8.05	$13.56
Number of accumulation units outstanding at end of period	0	613	23	9
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.60	$10.08
Value at end of period	$12.67	$11.60
Number of accumulation units outstanding at end of period	911	462

		CFI 40

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.93
Value at end of period	$12.33
Number of accumulation units outstanding at end of period	2,897
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.95	$8.62	$14.54	$13.74	$11.73	$11.23
Value at end of period	$13.77	$11.95	$8.62	$14.54	$13.74	$11.73
Number of accumulation units outstanding at end of period	20,345	21,131	15,806	19,345	18,664	19,149
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.53	$8.72	$9.40
Value at end of period	$12.11	$10.53	$8.72
Number of accumulation units outstanding at end of period	0	0	3,831
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.15	$11.73	$11.81	$10.84	$10.47	$10.30	$10.00
Value at end of period	$14.08	$13.15	$11.73	$11.81	$10.84	$10.47	$10.30
Number of accumulation units outstanding at end of period	26,822	27,386	25,259	25,287	26,371	22,213	10,556
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.16	$6.40	$9.24	$9.24
Value at end of period	$8.48	$7.16	$6.40	$9.24
Number of accumulation units outstanding at end of period	0	2,042	921	240
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.13	$7.39	$10.92
Value at end of period	$10.51	$9.13	$7.39
Number of accumulation units outstanding at end of period	0	152	302
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.28	$7.74
Value at end of period	$10.89	$9.28
Number of accumulation units outstanding at end of period	0	21,565
ING REAL ESTATE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.37	$10.36	$16.04	$19.31	$14.26	$12.76	$10.46
Value at end of period	$16.96	$13.37	$10.36	$16.04	$19.31	$14.26	$12.76
Number of accumulation units outstanding at end of period	13,307	0	0	254	254	0	2,984
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.21	$6.97
Value at end of period	$9.15	$8.21
Number of accumulation units outstanding at end of period	837	667
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.80
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	8,821

		CFI 41

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.06
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	17,376
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.22
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	1,464
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.27
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	3,589
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.00	$9.39	$12.36	$11.75	$10.91	$10.87
Value at end of period	$12.14	$11.00	$9.39	$12.36	$11.75	$10.91
Number of accumulation units outstanding at end of period	2,870	2,869	2,869	2,899	2,805	72
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.71	$8.61	$13.54	$12.97	$11.53	$11.39
Value at end of period	$12.04	$10.71	$8.61	$13.54	$12.97	$11.53
Number of accumulation units outstanding at end of period	2,001	2,028	2,026	2,338	2,127	855
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.86	$8.97	$12.98	$12.38	$11.20	$11.14
Value at end of period	$12.09	$10.86	$8.97	$12.98	$12.38	$11.20
Number of accumulation units outstanding at end of period	1,167	1,167	1,246	1,278	960	357
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.42	$9.37	$13.00	$12.96
Value at end of period	$14.09	$12.42	$9.37	$13.00
Number of accumulation units outstanding at end of period	0	1,854	457	69
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.20	$9.01	$14.09	$13.74	$11.60	$11.44
Value at end of period	$12.80	$11.20	$9.01	$14.09	$13.74	$11.60
Number of accumulation units outstanding at end of period	4,214	4,729	4,201	3,404	2,906	1,867
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.32	$7.97	$13.89	$12.73	$11.31	$10.84
Value at end of period	$13.13	$11.32	$7.97	$13.89	$12.73	$11.31
Number of accumulation units outstanding at end of period	15,537	17,282	14,305	15,796	15,364	14,356
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.40	$10.88
Value at end of period	$14.38	$13.40
Number of accumulation units outstanding at end of period	0	21,713

		CFI 42

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.56	$8.26	$11.74
Value at end of period	$12.11	$10.56	$8.26
Number of accumulation units outstanding at end of period	6,153	5,469	4
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.90	$7.91
Value at end of period	$13.60	$10.90
Number of accumulation units outstanding at end of period	22,940	4,730
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.97	$6.99	$12.55
Value at end of period	$10.82	$9.97	$6.99
Number of accumulation units outstanding at end of period	0	41	302
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2007)
Value at beginning of period	$28.25	$15.65	$30.30	$29.79
Value at end of period	$35.64	$28.25	$15.65	$30.30
Number of accumulation units outstanding at end of period	0	2,111	2,073	741
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.56	$9.43
Value at end of period	$12.85	$11.56
Number of accumulation units outstanding at end of period	7,942	7,165
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.27	$10.44	$11.69
Value at end of period	$13.17	$12.27	$10.44
Number of accumulation units outstanding at end of period	0	4,365	215
PIONEER HIGH YIELD FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.52	$7.78	$12.43	$11.70	$10.65	$10.47	$9.82
Value at end of period	$14.63	$12.52	$7.78	$12.43	$11.70	$10.65	$10.47
Number of accumulation units outstanding at end of period	17,477	13,715	12,895	16,279	15,796	18,812	5,075
TEMPLETON FOREIGN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.94	$11.17
Value at end of period	$15.02	$13.94
Number of accumulation units outstanding at end of period	22,754	14,081
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.04	$9.01	$14.90	$14.80
Value at end of period	$13.41	$12.04	$9.01	$14.90
Number of accumulation units outstanding at end of period	18,667	39,038	908	290
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.14	$9.83	$13.94	$13.55	$11.35	$11.32
Value at end of period	$13.49	$12.14	$9.83	$13.94	$13.55	$11.35
Number of accumulation units outstanding at end of period	7,599	6,445	5,980	6,688	6,224	2,996

		CFI 43

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.88
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	32,227

		TABLE 9
	FOR CONTRACTS WITH DAILY ASSET CHARGE OF 0.50%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.26	$7.13
Value at end of period	$9.00	$8.26
Number of accumulation units outstanding at end of period	142	5,230
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.54	$7.94	$13.50	$13.87
Value at end of period	$10.72	$9.54	$7.94	$13.50
Number of accumulation units outstanding at end of period	81	3,327	6,593	2,444
ALLIANZ NFJ DIVIDEND VALUE FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.03
Value at end of period	$13.74
Number of accumulation units outstanding at end of period	9,393
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.68	$11.93	$16.33	$15.50	$13.76
Value at end of period	$18.21	$14.68	$11.93	$16.33	$15.50
Number of accumulation units outstanding at end of period	1,781	382	0	0	4,226
AMANA GROWTH FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.30	$12.09
Value at end of period	$14.16	$12.30
Number of accumulation units outstanding at end of period	40	47
AMANA INCOME FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.52
Value at end of period	$13.42
Number of accumulation units outstanding at end of period	1,498
AMERICAN BALANCED FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.25	$9.36	$12.70	$12.02	$10.84	$10.59	$9.97
Value at end of period	$12.61	$11.25	$9.36	$12.70	$12.02	$10.84	$10.59
Number of accumulation units outstanding at end of period	13,238	8,334	2,362	3,647	4,232	7,050	4,474

		CFI 44

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.72	$10.39
Value at end of period	$11.22	$10.72
Number of accumulation units outstanding at end of period	35,658	1,151
ARIEL APPRECIATION FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.40	$7.05	$12.00	$12.28	$11.16	$10.94	$9.96
Value at end of period	$13.52	$11.40	$7.05	$12.00	$12.28	$11.16	$10.94
Number of accumulation units outstanding at end of period	8,673	791	90	0	0	10,606	8,012
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.31	$13.47
Value at end of period	$13.99	$13.31
Number of accumulation units outstanding at end of period	0	42
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.65	$12.23
Value at end of period	$15.80	$12.65
Number of accumulation units outstanding at end of period	111	46
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.85	$12.87
Value at end of period	$13.73	$12.85
Number of accumulation units outstanding at end of period	13,517	1,080
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.01	$5.59
Value at end of period	$9.78	$8.01
Number of accumulation units outstanding at end of period	688	279
CRM MID CAP VALUE FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.15	$11.99
Value at end of period	$14.31	$12.15
Number of accumulation units outstanding at end of period	15,029	118
EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.21	$11.75
Value at end of period	$13.33	$12.21
Number of accumulation units outstanding at end of period	1,465	1,034
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2004)
Value at beginning of period	$16.13	$11.69	$19.81	$16.79	$13.90	$11.57	$10.10
Value at end of period	$17.50	$16.13	$11.69	$19.81	$16.79	$13.90	$11.57
Number of accumulation units outstanding at end of period	32,519	38,673	28,232	32,345	17,403	15,396	12,073
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.37
Value at end of period	$12.24
Number of accumulation units outstanding at end of period	1,363

		CFI 45

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.07	$9.72	$17.06	$14.64	$13.22	$11.41	$10.20
Value at end of period	$15.19	$13.07	$9.72	$17.06	$14.64	$13.22	$11.41
Number of accumulation units outstanding at end of period	67,925	36,492	35,797	40,579	36,898	11,040	8,559
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.07	$7.80	$13.73	$13.64	$11.64
Value at end of period	$11.49	$10.07	$7.80	$13.73	$13.64
Number of accumulation units outstanding at end of period	14,226	16,037	10,882	135	952
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.17	$7.21	$10.67
Value at end of period	$11.29	$9.17	$7.21
Number of accumulation units outstanding at end of period	3,640	4,605	4,256
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.68	$9.89	$14.86	$15.33	$14.16
Value at end of period	$16.14	$12.68	$9.89	$14.86	$15.33
Number of accumulation units outstanding at end of period	4,822	2,888	4,391	14,341	15,278
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.53	$7.83	$14.21	$12.81	$12.61
Value at end of period	$14.71	$11.53	$8.11	$14.21	$12.81
Number of accumulation units outstanding at end of period	3,228	177	0	11,457	8,746
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.09	$5.69
Value at end of period	$9.15	$8.09
Number of accumulation units outstanding at end of period	5,736	2,800
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.78	$10.21	$13.25
Value at end of period	$16.73	$13.78	$10.21
Number of accumulation units outstanding at end of period	5,806	2,620	4,146
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.41	$9.23	$15.79	$14.95	$12.81
Value at end of period	$15.63	$12.41	$9.23	$15.79	$14.95
Number of accumulation units outstanding at end of period	28,539	21,831	30,352	7,836	4,837
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.11	$7.98	$13.35	$12.48
Value at end of period	$14.27	$12.11	$7.98	$13.35
Number of accumulation units outstanding at end of period	3,854	13,862	3,206	4,249
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.35	$6.18	$10.12	$12.36	$10.42
Value at end of period	$10.62	$8.35	$6.18	$10.12	$12.36
Number of accumulation units outstanding at end of period	11,681	8,180	6,278	2,250	17,241

		CFI 46

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.44	$6.80	$10.36	$10.69
Value at end of period	$10.52	$8.44	$6.80	$10.36
Number of accumulation units outstanding at end of period	0	2,041	4,050	2,060
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$13.63	$9.75
Value at end of period	$15.26	$13.63
Number of accumulation units outstanding at end of period	17	118
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.03	$7.66	$12.67	$12.22	$10.98
Value at end of period	$11.19	$10.03	$7.66	$12.67	$12.22
Number of accumulation units outstanding at end of period	3,745	5,360	4,825	0	5,310
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.59	$9.10	$15.03	$13.21	$12.18
Value at end of period	$16.07	$12.59	$9.10	$15.03	$13.21
Number of accumulation units outstanding at end of period	19,139	10,659	10,060	590	4,825
ING GLOBAL REAL ESTATE FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.00	$13.87
Value at end of period	$15.99	$14.00
Number of accumulation units outstanding at end of period	0	103
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.65
Value at end of period	$14.95
Number of accumulation units outstanding at end of period	1
ING GNMA INCOME FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.61	$12.07	$11.35	$10.78	$10.36
Value at end of period	$13.32	$12.61	$12.07	$11.35	$10.78
Number of accumulation units outstanding at end of period	15,332	8,642	13,957	3,141	4,566
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.11	$8.28	$13.30	$12.78	$11.26	$10.78	$9.93
Value at end of period	$11.41	$10.11	$8.28	$13.30	$12.78	$11.26	$10.78
Number of accumulation units outstanding at end of period	12,738	18,247	17,295	13,064	2,490	1,586	901
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.42	$8.75	$14.14	$13.52	$12.27
Value at end of period	$13.79	$11.42	$8.75	$14.14	$13.52
Number of accumulation units outstanding at end of period	6,754	9,127	7,729	2,862	659
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.73	$8.67	$13.18	$14.18	$12.93
Value at end of period	$13.07	$10.73	$8.67	$13.18	$14.18
Number of accumulation units outstanding at end of period	27,788	26,729	26,993	27,104	490

		CFI 47

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.24
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	1,143
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.48	$10.23	$11.42	$10.86	$10.51	$10.28	$10.17
Value at end of period	$12.53	$11.48	$10.23	$11.42	$10.86	$10.51	$10.28
Number of accumulation units outstanding at end of period	31,063	23,103	30,601	20,544	0	7,602	5,481
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.46	$10.36	$11.42	$10.86	$10.52	$10.29	$9.95
Value at end of period	$12.48	$11.46	$10.36	$11.42	$10.86	$10.52	$10.29
Number of accumulation units outstanding at end of period	84,730	103,996	109,387	99,263	11,930	1,267	1,029
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$7.54	$7.50
Value at end of period	$8.07	$7.54
Number of accumulation units outstanding at end of period	0	170
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.89	$9.60	$20.03	$19.44
Value at end of period	$17.22	$13.89	$9.60	$20.03
Number of accumulation units outstanding at end of period	199	7,856	7,239	5,379
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.20	$10.43	$18.32	$17.73
Value at end of period	$13.47	$13.20	$10.43	$18.32
Number of accumulation units outstanding at end of period	7,326	7,320	7,406	9,051
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$7.26	$5.05
Value at end of period	$8.23	$7.26
Number of accumulation units outstanding at end of period	57	40
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.08	$6.92
Value at end of period	$15.64	$13.08
Number of accumulation units outstanding at end of period	7,475	13,835
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.45	$9.96	$14.95	$14.68	$13.28
Value at end of period	$15.23	$12.45	$9.96	$14.95	$14.68
Number of accumulation units outstanding at end of period	6,504	3,914	6,889	1,624	3,682
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.40	$7.11	$11.26	$11.34
Value at end of period	$9.80	$8.40	$7.11	$11.26
Number of accumulation units outstanding at end of period	2,266	7,935	26,411	9,267

		CFI 48

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.30	$8.03	$11.34
Value at end of period	$12.27	$10.30	$8.03
Number of accumulation units outstanding at end of period	948	802	796
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.66	$9.26	$18.45	$19.10
Value at end of period	$14.32	$12.66	$9.26	$18.45
Number of accumulation units outstanding at end of period	4,106	4,231	1,811	105
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.56	$9.86	$12.78	$12.81
Value at end of period	$12.62	$11.56	$9.86	$12.78
Number of accumulation units outstanding at end of period	163	20	224	80
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.93
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	16,102
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.13
Value at end of period	$11.05
Number of accumulation units outstanding at end of period	1,261
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.92	$8.60	$14.52	$13.73	$11.48
Value at end of period	$13.73	$11.92	$8.60	$14.52	$13.73
Number of accumulation units outstanding at end of period	38,613	26,412	28,612	30,559	15,152
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.52	$8.71	$10.48
Value at end of period	$12.09	$10.52	$8.71
Number of accumulation units outstanding at end of period	10,964	10,869	9,967
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.42	$8.36	$10.86	$10.61	$10.05
Value at end of period	$14.10	$12.42	$8.36	$10.86	$10.61
Number of accumulation units outstanding at end of period	8,947	3,035	0	0	1,708
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.11	$11.70	$11.78	$10.82	$10.46	$10.30	$10.17
Value at end of period	$14.04	$13.11	$11.70	$11.78	$10.82	$10.46	$10.30
Number of accumulation units outstanding at end of period	52,835	55,899	33,070	34,881	29,286	9,708	6,879
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.14	$6.40	$8.38
Value at end of period	$8.46	$7.14	$6.40
Number of accumulation units outstanding at end of period	5,219	0	4,331

		CFI 49

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.11	$7.38	$11.37	$11.56
Value at end of period	$10.49	$9.11	$7.38	$11.37
Number of accumulation units outstanding at end of period	3,632	4,843	4,106	4,980
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.99	$8.04
Value at end of period	$15.34	$12.99
Number of accumulation units outstanding at end of period	0	58
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.27	$7.45	$11.20	$11.35
Value at end of period	$10.86	$9.27	$7.45	$11.20
Number of accumulation units outstanding at end of period	16,506	14,426	12,176	16,071
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.23	$7.42	$10.69
Value at end of period	$10.82	$9.23	$7.42
Number of accumulation units outstanding at end of period	4,906	5,004	1,990
ING REAL ESTATE FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.33	$10.33	$16.01	$19.28	$15.53
Value at end of period	$16.90	$13.33	$10.33	$16.01	$19.28
Number of accumulation units outstanding at end of period	2,117	5	872	5,055	6,354
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.20	$6.96
Value at end of period	$9.14	$8.20
Number of accumulation units outstanding at end of period	17,724	26,432
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25	$8.04
Value at end of period	$10.26	$8.25
Number of accumulation units outstanding at end of period	0	30
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.76	$8.59
Value at end of period	$10.99	$8.76
Number of accumulation units outstanding at end of period	0	28
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.22
Value at end of period	$16.98
Number of accumulation units outstanding at end of period	381
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.97	$10.22	$13.33
Value at end of period	$16.05	$12.97	$10.22
Number of accumulation units outstanding at end of period	5,755	2,224	12

		CFI 50

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.80
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	29,244
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.06
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	105,440
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21
Value at end of period	$12.04
Number of accumulation units outstanding at end of period	34,514
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.27
Value at end of period	$12.16
Number of accumulation units outstanding at end of period	35,014
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.53
Value at end of period	$11.57
Number of accumulation units outstanding at end of period	1
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.51
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	19,072
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.97	$9.37	$12.33	$11.73	$10.90	$10.56	$10.06
Value at end of period	$12.10	$10.97	$9.37	$12.33	$11.73	$10.90	$10.56
Number of accumulation units outstanding at end of period	30,228	1,338	9,619	48,249	1,062	413	235
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.68	$8.59	$13.52	$12.95	$11.52	$10.91	$9.93
Value at end of period	$12.00	$10.68	$8.59	$13.52	$12.95	$11.52	$10.91
Number of accumulation units outstanding at end of period	35,797	8,729	8,034	54,737	27,296	1,258	880
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.83	$8.95	$12.95	$12.36	$11.19	$10.76	$10.02
Value at end of period	$12.05	$10.83	$8.95	$12.95	$12.36	$11.19	$10.76
Number of accumulation units outstanding at end of period	39,860	37,759	55,237	61,033	9,583	176	32
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.39	$9.36	$12.99	$13.40
Value at end of period	$14.05	$12.39	$9.36	$12.99
Number of accumulation units outstanding at end of period	73,081	77,169	68,703	20,046

		CFI 51

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.21	$7.72	$13.67	$13.52
Value at end of period	$14.29	$11.21	$7.72	$13.67
Number of accumulation units outstanding at end of period	12,641	14,065	9,311	11,455
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.17	$8.99	$14.06	$13.72	$11.59	$11.22	$10.30
Value at end of period	$12.76	$11.17	$8.99	$14.06	$13.72	$11.59	$11.22
Number of accumulation units outstanding at end of period	31,330	21,500	10,675	3,984	6,682	2,593	1,791
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.28	$7.95	$13.86	$13.75
Value at end of period	$13.09	$11.28	$7.95	$13.86
Number of accumulation units outstanding at end of period	50,503	22,178	43,180	22,751
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.37	$10.14	$13.42
Value at end of period	$14.34	$13.37	$10.14
Number of accumulation units outstanding at end of period	295	199	2,324
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.75	$10.18
Value at end of period	$11.33	$10.75
Number of accumulation units outstanding at end of period	0	536
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.53	$8.24	$13.03	$13.40	$11.88
Value at end of period	$12.07	$10.53	$8.24	$13.03	$13.40
Number of accumulation units outstanding at end of period	25,943	58,941	61,633	77,212	5,956
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.63	$9.75	$13.75	$12.74	$11.56
Value at end of period	$12.37	$11.63	$9.75	$13.75	$12.74
Number of accumulation units outstanding at end of period	3,124	1,112	275	128	2,582
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$31.96	$25.24	$35.48	$33.97
Value at end of period	$33.22	$31.96	$25.24	$35.48
Number of accumulation units outstanding at end of period	679	614	914	1,130
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.29	$10.28	$14.26	$13.06	$11.83	$11.08	$10.25
Value at end of period	$14.86	$13.29	$10.28	$14.26	$13.06	$11.83	$11.08
Number of accumulation units outstanding at end of period	15,256	12,752	11,543	15,455	16,112	15,422	17,647
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.18
Value at end of period	$16.57
Number of accumulation units outstanding at end of period	4,433

		CFI 52

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.87	$8.64	$14.37	$15.99
Value at end of period	$13.56	$10.87	$8.64	$14.37
Number of accumulation units outstanding at end of period	10,961	3,467	3,469	4,785
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.40	$11.95	$17.45	$15.91	$13.31	$11.84	$10.37
Value at end of period	$19.31	$15.40	$11.95	$17.45	$15.91	$13.31	$11.84
Number of accumulation units outstanding at end of period	17,784	17,324	14,917	18,185	17,820	26,840	21,591
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$15.62	$13.01	$17.89	$18.10
Value at end of period	$17.23	$15.62	$13.01	$17.89
Number of accumulation units outstanding at end of period	20,575	20,036	19,734	5,860
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.98	$6.95	$11.47	$11.48
Value at end of period	$10.92	$8.98	$6.95	$11.47
Number of accumulation units outstanding at end of period	20,479	15,321	9,517	4,830
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.14	$10.37	$16.82	$14.62	$12.70
Value at end of period	$15.81	$14.14	$10.37	$16.82	$14.62
Number of accumulation units outstanding at end of period	10,046	10,762	6,236	10,684	14,643
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.94	$6.97	$12.98	$11.49	$10.76	$10.35	$9.62
Value at end of period	$10.78	$9.94	$6.97	$12.98	$11.49	$10.76	$10.35
Number of accumulation units outstanding at end of period	0	0	19,204	0	495	2,336	1,490
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$28.17	$15.61	$22.51
Value at end of period	$35.52	$28.17	$15.61
Number of accumulation units outstanding at end of period	2,571	2,345	6,501
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.96
Value at end of period	$15.04
Number of accumulation units outstanding at end of period	80
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.52	$9.56	$13.90	$12.79	$11.79
Value at end of period	$12.80	$11.52	$9.56	$13.90	$12.79
Number of accumulation units outstanding at end of period	16,025	14,314	14,249	13,354	5,564
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.24	$10.42	$11.68
Value at end of period	$13.14	$12.24	$10.42
Number of accumulation units outstanding at end of period	11,024	9,823	14,150

		CFI 53

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.17	$5.30	$11.19
Value at end of period	$10.54	$9.17	$5.30
Number of accumulation units outstanding at end of period	3,524	3,061	2,949
PIONEER HIGH YIELD FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.48	$7.76	$12.40	$11.68	$10.89
Value at end of period	$14.58	$12.48	$7.76	$12.40	$11.68
Number of accumulation units outstanding at end of period	7,894	14,250	14,364	13,741	7,381
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.87	$9.55	$14.73	$14.79	$12.42	$11.64	$10.37
Value at end of period	$15.99	$13.87	$9.55	$14.73	$14.79	$12.42	$11.64
Number of accumulation units outstanding at end of period	0	0	12,382	0	7,996	1,442	907
TEMPLETON FOREIGN FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.89	$9.34	$17.46	$14.99	$12.59	$11.46	$9.94
Value at end of period	$14.97	$13.89	$9.34	$17.46	$14.99	$12.59	$11.46
Number of accumulation units outstanding at end of period	11,521	11,162	12,145	13,910	13,973	13,384	12,691
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.00	$8.99	$14.87	$13.52	$12.28	$10.84	$9.91
Value at end of period	$13.37	$12.00	$8.99	$14.87	$13.52	$12.28	$10.84
Number of accumulation units outstanding at end of period	128,235	97,630	82,513	56,646	47,231	24,464	19,477
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.10	$9.80	$13.92	$14.28
Value at end of period	$13.44	$12.10	$9.80	$13.92
Number of accumulation units outstanding at end of period	15,297	12,518	26,878	12,097
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.27	$9.76	$14.28	$13.81	$11.57	$11.23	$10.11
Value at end of period	$12.78	$11.27	$9.76	$14.28	$13.81	$11.57	$11.23
Number of accumulation units outstanding at end of period	13,527	11,334	9,715	15,814	15,939	20,239	18,284
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.52
Value at end of period	$14.14
Number of accumulation units outstanding at end of period	1,930
WANGER USA
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.36	$13.17
Value at end of period	$16.37	$13.36
Number of accumulation units outstanding at end of period	1,250	112
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.42	$8.83	$13.31	$12.91	$11.03	$10.75	$9.97
Value at end of period	$11.71	$10.42	$8.83	$13.31	$12.91	$11.03	$10.75
Number of accumulation units outstanding at end of period	61,273	42,549	42,507	20,720	25,930	28,245	22,663

		CFI 54

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.25	$9.51	$13.26		$12.77	$11.65	$10.30
Value at end of period	$14.91	$12.25	$9.51		$15.39	$12.77	$11.65
Number of accumulation units outstanding at end of period	0	0	968		0	3,603	2,719

		TABLE 10
	FOR CONTRACTS WITH DAILY ASSET CHARGE OF 0.55%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005

ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.64	$11.90	$16.30	$15.48	$13.35
Value at end of period	$18.15	$14.64	$11.90	$16.30	$15.48
Number of accumulation units outstanding at end of period	0	0	0	50	31
ARIEL FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.39	$6.41	$12.51	$12.84	$11.67
Value at end of period	$12.97	$10.39	$6.41	$12.51	$12.84
Number of accumulation units outstanding at end of period	0	0	0	55	30
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.31	$13.16
Value at end of period	$13.98	$13.31
Number of accumulation units outstanding at end of period	30	7
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.84	$12.74
Value at end of period	$13.72	$12.84
Number of accumulation units outstanding at end of period	176	48
EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.21	$12.25
Value at end of period	$13.32	$12.21
Number of accumulation units outstanding at end of period	325	67
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$16.08	$11.66	$19.77	$16.77	$14.78
Value at end of period	$17.44	$16.08	$11.66	$19.77	$16.77
Number of accumulation units outstanding at end of period	24,930	16,563	22,505	13,107	12,509
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.03	$9.70	$17.03	$14.62	$13.21	$12.21
Value at end of period	$15.13	$13.03	$9.70	$17.03	$14.62	$13.21
Number of accumulation units outstanding at end of period	59,505	23,028	45,442	44,585	41,013	6,802

		CFI 55

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.04	$7.78	$13.70	$13.62	$12.01
Value at end of period	$11.45	$10.04	$7.78	$13.70	$13.62
Number of accumulation units outstanding at end of period	34,486	4,485	27,356	28,773	26,550
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.64	$9.86	$14.83	$15.31	$14.43
Value at end of period	$16.09	$12.64	$9.86	$14.83	$15.31
Number of accumulation units outstanding at end of period	8,107	1,849	6,074	7,625	6,842
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.50	$8.09	$14.18	$12.79	$11.29
Value at end of period	$14.66	$11.50	$8.09	$14.18	$12.79
Number of accumulation units outstanding at end of period	2,280	1,854	0	424	223
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$14.41
Value at end of period	$16.67
Number of accumulation units outstanding at end of period	4,267
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.38	$9.21	$15.76	$14.93	$13.03	$12.06
Value at end of period	$15.57	$12.38	$9.21	$15.76	$14.93	$13.03
Number of accumulation units outstanding at end of period	16,037	5,957	7,904	7,365	6,426	246
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.08	$7.96	$12.27
Value at end of period	$14.22	$12.08	$7.96
Number of accumulation units outstanding at end of period	4,362	5,121	192
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.34	$6.17	$11.30
Value at end of period	$10.60	$8.34	$6.17
Number of accumulation units outstanding at end of period	10,926	6,823	2,132
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.56	$9.08	$14.41
Value at end of period	$16.03	$12.56	$9.08
Number of accumulation units outstanding at end of period	21,655	17,244	12,977
ING GNMA INCOME FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.57	$12.04	$11.33	$10.76	$10.38	$10.24
Value at end of period	$13.27	$12.57	$12.04	$11.33	$10.76	$10.38
Number of accumulation units outstanding at end of period	339	337	337	2,570	2,398	2,945
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.38	$8.73	$14.11	$13.50	$12.75
Value at end of period	$13.75	$11.38	$8.73	$14.11	$13.50
Number of accumulation units outstanding at end of period	15,071	1,375	8,061	12,499	11,909

		CFI 56

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.70	$8.65	$13.15	$14.16	$12.56	$11.73
Value at end of period	$13.02	$10.70	$8.65	$13.15	$14.16	$12.56
Number of accumulation units outstanding at end of period	13,770	1,051	5,303	12,874	11,485	3,698
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.45	$10.35
Value at end of period	$12.49	$11.45
Number of accumulation units outstanding at end of period	50	19
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.43	$10.33	$11.39	$10.84	$10.44
Value at end of period	$12.44	$11.43	$10.33	$11.39	$10.84
Number of accumulation units outstanding at end of period	69,090	53,056	55,534	43,927	43,589
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.16	$10.41	$17.72
Value at end of period	$13.42	$13.16	$10.41
Number of accumulation units outstanding at end of period	810	699	587
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.05	$7.66	$15.49
Value at end of period	$15.60	$13.05	$7.66
Number of accumulation units outstanding at end of period	3,131	5,745	3,608
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.41	$12.43
Value at end of period	$15.18	$12.41
Number of accumulation units outstanding at end of period	168	51
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.39	$7.10	$11.25	$11.33
Value at end of period	$9.78	$8.39	$7.10	$11.25
Number of accumulation units outstanding at end of period	335	205	132	352
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.33	$7.06	$10.68
Value at end of period	$9.70	$8.33	$7.06
Number of accumulation units outstanding at end of period	23,640	22,115	21,129
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.27	$8.02	$12.55
Value at end of period	$12.23	$10.27	$8.02
Number of accumulation units outstanding at end of period	3,599	3,317	2,972
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.63	$9.24	$17.79
Value at end of period	$14.28	$12.63	$9.24
Number of accumulation units outstanding at end of period	175	767	777

		CFI 57

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.53	$9.84	$12.76	$12.34	$11.30
Value at end of period	$12.58	$11.53	$9.84	$12.76	$12.34
Number of accumulation units outstanding at end of period	39,069	38,652	37,198	2,540	2,431
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.89	$8.59	$14.50	$13.72	$12.06
Value at end of period	$13.69	$11.89	$8.59	$14.50	$13.72
Number of accumulation units outstanding at end of period	20,337	4,525	12,782	12,544	10,933
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.50	$8.71	$10.66
Value at end of period	$12.07	$10.50	$8.71
Number of accumulation units outstanding at end of period	16,364	4,263	3,972
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.40	$8.35	$11.07
Value at end of period	$14.07	$12.40	$8.35
Number of accumulation units outstanding at end of period	11,202	10,750	4,406
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.07	$11.67	$11.76	$10.81	$10.45	$10.34
Value at end of period	$13.99	$13.07	$11.67	$11.76	$10.81	$10.45
Number of accumulation units outstanding at end of period	21,188	2,107	22,842	29,634	26,196	10,130
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.09	$7.37	$11.36	$11.56
Value at end of period	$10.46	$9.09	$7.37	$11.36
Number of accumulation units outstanding at end of period	16,211	0	13,362	12,315
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.93
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	39
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.25	$7.44	$11.19	$11.34
Value at end of period	$10.84	$9.25	$7.44	$11.19
Number of accumulation units outstanding at end of period	6,003	0	5,818	8,045
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.21	$7.41	$10.74
Value at end of period	$10.79	$9.21	$7.41
Number of accumulation units outstanding at end of period	1,220	1,055	861
ING REAL ESTATE FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.29	$10.31	$15.98	$19.25	$14.23	$13.10
Value at end of period	$16.84	$13.29	$10.31	$15.98	$19.25	$14.23
Number of accumulation units outstanding at end of period	12,355	4,183	7,162	9,299	9,890	3,367

		CFI 58

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.20	$6.96
Value at end of period	$9.12	$8.20
Number of accumulation units outstanding at end of period	5,868	5,531
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$12.93	$10.19
Value at end of period	$15.99	$12.93
Number of accumulation units outstanding at end of period	3,449	1,592
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.80
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	117,886
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.06
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	144,503
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21
Value at end of period	$12.04
Number of accumulation units outstanding at end of period	125,649
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.27
Value at end of period	$12.16
Number of accumulation units outstanding at end of period	41,822
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.61
Value at end of period	$11.57
Number of accumulation units outstanding at end of period	417
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.50
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	18,411
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.94	$9.34	$12.31	$11.72	$11.01
Value at end of period	$12.06	$10.94	$9.34	$12.31	$11.72
Number of accumulation units outstanding at end of period	15,674	0	12,140	13,328	16,507
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.65	$8.56	$13.49	$12.93	$11.82
Value at end of period	$11.96	$10.65	$8.56	$13.49	$12.93
Number of accumulation units outstanding at end of period	27,142	3	24,251	23,216	19,123

		CFI 59

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.80	$8.92	$12.93	$12.34	$11.40
Value at end of period	$12.01	$10.80	$8.92	$12.93	$12.34
Number of accumulation units outstanding at end of period	109,461	41,872	74,117	27,484	22,537
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.36	$9.34	$13.07
Value at end of period	$14.01	$12.36	$9.34
Number of accumulation units outstanding at end of period	25,752	29,923	23,685
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.92	$6.81	$12.05	$10.69	$9.99
Value at end of period	$12.68	$9.92	$6.81	$12.05	$10.69
Number of accumulation units outstanding at end of period	0	3	0	57	20
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.18	$7.70	$13.65	$12.14	$11.20	$10.22
Value at end of period	$14.24	$11.18	$7.70	$13.65	$12.14	$11.20
Number of accumulation units outstanding at end of period	10,458	101	5,339	6,516	6,127	661
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.13	$8.96	$13.56
Value at end of period	$12.71	$11.13	$8.96
Number of accumulation units outstanding at end of period	5,933	4,031	3,492
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.96	$7.60	$12.47
Value at end of period	$10.76	$9.96	$7.60
Number of accumulation units outstanding at end of period	406	330	277
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.61	$9.73	$13.73	$12.73	$11.57
Value at end of period	$12.34	$11.61	$9.73	$13.73	$12.73
Number of accumulation units outstanding at end of period	13,728	0	14,533	11,832	9,986
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.25	$10.25	$14.23	$13.04	$11.66
Value at end of period	$14.81	$13.25	$10.25	$14.23	$13.04
Number of accumulation units outstanding at end of period	0	0	0	60	31
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.84	$8.62	$14.34	$14.38	$12.89	$11.96
Value at end of period	$13.51	$10.84	$8.62	$14.34	$14.38	$12.89
Number of accumulation units outstanding at end of period	1,023	2,931	4,635	14,784	13,482	12,264
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.36	$11.92	$17.42	$15.89	$13.29	$12.32
Value at end of period	$19.24	$15.36	$11.92	$17.42	$15.89	$13.29
Number of accumulation units outstanding at end of period	436	1,045	1,587	5,494	4,909	4,324

		CFI 60

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.19	$8.03	$12.84	$11.61	$10.89	$10.34
Value at end of period	$12.68	$11.19	$8.03	$12.84	$11.61	$10.89
Number of accumulation units outstanding at end of period	5,805	3,517	9,603	20,768	19,180	15,483
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.58	$12.98	$17.85	$16.21	$13.27	$12.27
Value at end of period	$17.17	$15.58	$12.98	$17.85	$16.21	$13.27
Number of accumulation units outstanding at end of period	6,209	6,920	8,471	17,311	15,972	14,771
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.97	$6.94	$11.21
Value at end of period	$10.89	$8.97	$6.94
Number of accumulation units outstanding at end of period	17,529	16,034	15,562
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.10	$10.34	$16.26
Value at end of period	$15.75	$14.10	$10.34
Number of accumulation units outstanding at end of period	7,064	8,819	5,703
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.92	$6.96	$12.96	$11.48	$10.75	$10.09
Value at end of period	$10.74	$9.92	$6.96	$12.96	$11.48	$10.75
Number of accumulation units outstanding at end of period	792	1,458	2,077	7,224	6,916	6,530
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$28.09	$15.57	$30.19	$22.72	$18.29	$15.54
Value at end of period	$35.40	$28.09	$15.57	$30.19	$22.72	$18.29
Number of accumulation units outstanding at end of period	16,327	1,352	15,453	18,497	15,870	3,933
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.49	$9.54	$13.87	$12.77	$11.62	$11.12
Value at end of period	$12.76	$11.49	$9.54	$13.87	$12.77	$11.62
Number of accumulation units outstanding at end of period	15,187	4,876	15,633	13,933	12,040	8
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.22	$12.23
Value at end of period	$13.11	$12.22
Number of accumulation units outstanding at end of period	176	54
PIONEER HIGH YIELD FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.45	$7.74	$12.38	$11.66	$10.63	$10.39
Value at end of period	$14.53	$12.45	$7.74	$12.38	$11.66	$10.63
Number of accumulation units outstanding at end of period	228	227	227	1,653	1,489	1,540
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.83	$9.52	$14.70	$14.77	$12.41	$11.40
Value at end of period	$15.93	$13.83	$9.52	$14.70	$14.77	$12.41
Number of accumulation units outstanding at end of period	760	759	760	442	259	188

		CFI 61

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

TEMPLETON FOREIGN FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.85	$9.32	$17.42	$14.97	$12.58	$11.82
Value at end of period	$14.92	$13.85	$9.32	$17.42	$14.97	$12.58
Number of accumulation units outstanding at end of period	1,488	1,993	2,746	8,973	8,310	7,803
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.96	$8.97	$14.84	$13.50	$12.27	$11.24
Value at end of period	$13.32	$11.96	$8.97	$14.84	$13.50	$12.27
Number of accumulation units outstanding at end of period	46,573	18,254	39,596	30,667	27,334	8,574
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.07	$9.78	$13.89	$13.51	$11.74
Value at end of period	$13.39	$12.07	$9.78	$13.89	$13.51
Number of accumulation units outstanding at end of period	14,107	3,717	13,921	17,293	16,742
WANGER INTERNATIONAL
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.44	$5.68	$10.26
Value at end of period	$10.46	$8.44	$5.68
Number of accumulation units outstanding at end of period	239	199	152
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.39	$8.81	$13.28	$12.89	$11.02	$10.46
Value at end of period	$11.67	$10.39	$8.81	$13.28	$12.89	$11.02
Number of accumulation units outstanding at end of period	1,743	3,739	5,536	19,727	18,101	16,633

		TABLE 11
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.60%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during September 2010)
Value at beginning of period	$9.24
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	3,053
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.59	$11.87	$16.27	$15.46	$13.14	$11.65
Value at end of period	$18.08	$14.59	$11.87	$16.27	$15.46	$13.14
Number of accumulation units outstanding at end of period	0	198	0	0	0	20,659
AMANA GROWTH FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.98
Value at end of period	$14.13
Number of accumulation units outstanding at end of period	344

		CFI 62

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

AMERICAN BALANCED FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.18	$9.32	$12.65	$11.98	$10.82	$10.43
Value at end of period	$12.52	$11.18	$9.32	$12.65	$11.98	$10.82
Number of accumulation units outstanding at end of period	670	0	0	6,635	0	7,727
ARIEL APPRECIATION FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.33	$7.02	$11.96	$12.24	$11.14	$10.73
Value at end of period	$13.42	$11.33	$7.02	$11.96	$12.24	$11.14
Number of accumulation units outstanding at end of period	873	385	0	6,173	21	2,938
ARIEL FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.36	$6.40	$12.48	$12.82	$11.73	$11.35
Value at end of period	$12.92	$10.36	$6.40	$12.48	$12.82	$11.73
Number of accumulation units outstanding at end of period	2,851	0	0	0	0	2,313
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.30
Value at end of period	$13.71
Number of accumulation units outstanding at end of period	830
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$16.03	$11.63	$19.73	$16.74	$14.40
Value at end of period	$17.38	$16.03	$11.63	$19.73	$16.74
Number of accumulation units outstanding at end of period	5,634	16,263	8,988	14,808	155
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.99	$9.67	$16.99	$14.60	$13.20	$11.92
Value at end of period	$15.08	$12.99	$9.67	$16.99	$14.60	$13.20
Number of accumulation units outstanding at end of period	17,569	51,925	4,741	15,863	3,353	3,852
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.01	$7.76	$13.67	$13.60	$11.43	$10.64
Value at end of period	$11.41	$10.01	$7.76	$13.67	$13.60	$11.43
Number of accumulation units outstanding at end of period	0	29,416	108	0	0	961
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.60	$9.84	$14.80	$15.29	$13.17	$11.86
Value at end of period	$16.03	$12.60	$9.84	$14.80	$15.29	$13.17
Number of accumulation units outstanding at end of period	1,406	8,110	2,596	0	648	14,856
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.46	$8.07	$14.15	$12.78	$11.98	$10.52
Value at end of period	$14.61	$11.46	$8.07	$14.15	$12.78	$11.98
Number of accumulation units outstanding at end of period	0	547	0	0	0	1,606
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.07	$5.76
Value at end of period	$9.12	$8.07
Number of accumulation units outstanding at end of period	128	349

		CFI 63

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.70	$10.16	$13.92	$15.76
Value at end of period	$16.62	$13.70	$10.16	$13.92
Number of accumulation units outstanding at end of period	331	277	0	2,141
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.34	$9.18	$15.72	$14.91	$13.01	$12.00
Value at end of period	$15.52	$12.34	$9.18	$15.72	$14.91	$13.01
Number of accumulation units outstanding at end of period	5,479	9,734	2,377	10,620	3,567	9,945
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.04	$7.94	$13.30	$11.26	$11.09
Value at end of period	$14.17	$12.04	$7.94	$13.30	$11.26
Number of accumulation units outstanding at end of period	0	237	0	0	1,683
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.32	$6.17	$10.10	$10.42
Value at end of period	$10.57	$8.32	$6.17	$10.10
Number of accumulation units outstanding at end of period	0	4,726	6,756	4,073
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.62	$13.16
Value at end of period	$15.23	$13.62
Number of accumulation units outstanding at end of period	0	368
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.97	$7.62	$12.62	$12.45
Value at end of period	$11.11	$9.97	$7.62	$12.62
Number of accumulation units outstanding at end of period	5	1,287	0	173
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.53	$9.06	$14.99	$13.19	$11.87	$11.64
Value at end of period	$15.98	$12.53	$9.06	$14.99	$13.19	$11.87
Number of accumulation units outstanding at end of period	3,364	5,875	1,885	3,077	10,041	198
ING GNMA INCOME FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.53	$12.01	$11.31	$10.75	$10.37	$10.20
Value at end of period	$13.23	$12.53	$12.01	$11.31	$10.75	$10.37
Number of accumulation units outstanding at end of period	148	1,737	15	0	0	5,644
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.05	$8.24	$13.25	$12.74	$11.23	$10.64
Value at end of period	$11.34	$10.05	$8.24	$13.25	$12.74	$11.23
Number of accumulation units outstanding at end of period	1,961	0	6,089	5,549	9,357	11,227
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.35	$8.70	$14.08	$14.01
Value at end of period	$13.70	$11.35	$8.70	$14.08
Number of accumulation units outstanding at end of period	2,008	9,334	1,583	517

		CFI 64

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.67	$8.63	$13.13	$14.24	$12.55	$12.14
Value at end of period	$12.98	$10.67	$8.63	$13.13	$14.14	$12.55
Number of accumulation units outstanding at end of period	1,306	5,820	1,000	6,279	0	3,978
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.41	$10.18	$11.38	$10.83	$10.49	$10.34
Value at end of period	$12.45	$11.41	$10.18	$11.38	$10.83	$10.49
Number of accumulation units outstanding at end of period	9,482	0	0	4,644	0	5,536
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.39	$10.31	$11.37	$10.83	$10.50	$10.44
Value at end of period	$12.40	$11.39	$10.31	$11.37	$10.83	$10.50
Number of accumulation units outstanding at end of period	440	34,594	5,523	47	203	8,974
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.81	$9.55	$19.95	$18.21	$14.52	$11.40
Value at end of period	$17.10	$13.81	$9.55	$19.95	$18.21	$14.52
Number of accumulation units outstanding at end of period	477	74	5	4,237	0	18,353
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.54
Value at end of period	$13.37
Number of accumulation units outstanding at end of period	801
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.03	$7.65	$15.80	$15.86
Value at end of period	$15.56	$13.03	$7.65	$15.80
Number of accumulation units outstanding at end of period	0	1,667	2,099	7,588
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.38	$9.91	$14.89	$14.64	$12.64	$11.84
Value at end of period	$15.13	$12.38	$9.91	$14.89	$14.64	$12.64
Number of accumulation units outstanding at end of period	0	1,136	158	7,163	467	18,748
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$8.49
Value at end of period	$9.76
Number of accumulation units outstanding at end of period	5,245
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.25	$8.00	$13.50	$11.91	$11.43	$11.57
Value at end of period	$12.20	$10.25	$8.00	$13.50	$11.91	$11.43
Number of accumulation units outstanding at end of period	0	0	0	0	13,651	216
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.22
Value at end of period	$14.24
Number of accumulation units outstanding at end of period	561

		CFI 65

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.49	$9.82	$12.73	$12.33	$11.09	$10.78
Value at end of period	$12.54	$11.49	$9.82	$12.73	$12.33	$11.09
Number of accumulation units outstanding at end of period	0	2,820	0	0	5,699	14,378
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.01
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	2,506
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.86	$8.57	$14.48	$13.70	$11.71	$10.07
Value at end of period	$13.65	$11.86	$8.57	$14.48	$13.70	$11.71
Number of accumulation units outstanding at end of period	2	13,399	0	9,500	1,086	30,439
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.49	$8.78
Value at end of period	$12.05	$10.49
Number of accumulation units outstanding at end of period	4,277	7,294
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.37	$8.34	$10.84	$10.80
Value at end of period	$14.04	$12.37	$8.34	$10.84
Number of accumulation units outstanding at end of period	0	1,019	1,715	9,015
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.04	$11.65	$11.74	$10.79	$10.44	$10.30
Value at end of period	$13.94	$13.04	$11.65	$11.74	$10.79	$10.44
Number of accumulation units outstanding at end of period	4,307	23,768	1,231	10,087	8,917	48,011
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.12	$6.38	$9.21	$9.39
Value at end of period	$8.42	$7.12	$6.38	$9.21
Number of accumulation units outstanding at end of period	0	6,976	7,453	3,665
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.07	$7.36	$11.35	$11.55
Value at end of period	$10.44	$9.07	$7.36	$11.35
Number of accumulation units outstanding at end of period	333	16,372	867	8,203
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.04	$7.33	$7.29
Value at end of period	$10.40	$9.04	$7.33
Number of accumulation units outstanding at end of period	0	0	65
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.76
Value at end of period	$15.27
Number of accumulation units outstanding at end of period	453

		CFI 66

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.23	$7.43	$11.19	$11.34
Value at end of period	$10.81	$9.23	$7.43	$11.19
Number of accumulation units outstanding at end of period	411	9,468	3,558	8,194
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.19	$7.40	$10.10
Value at end of period	$10.77	$9.19	$7.40
Number of accumulation units outstanding at end of period	0	1,214	615
ING REAL ESTATE FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.25	$10.28	$15.95	$19.22	$14.22	$12.10
Value at end of period	$16.78	$13.25	$10.28	$15.95	$19.22	$14.22
Number of accumulation units outstanding at end of period	2,391	6,495	67	0	6,982	22,148
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$8.55
Value at end of period	$9.11
Number of accumulation units outstanding at end of period	1,328
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.89	$10.17	$14.83	$15.30
Value at end of period	$15.94	$12.89	$10.17	$14.83
Number of accumulation units outstanding at end of period	0	4	4	4
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.80
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	22,675
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.06
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	28,031
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21
Value at end of period	$12.03
Number of accumulation units outstanding at end of period	46,820
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.27
Value at end of period	$12.15
Number of accumulation units outstanding at end of period	2,327
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.50
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	1,715

		CFI 67

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.90	$9.32	$12.29	$11.70	$10.88	$10.45
Value at end of period	$12.02	$10.90	$9.32	$12,29	$11.70	$10.88
Number of accumulation units outstanding at end of period	2,679	15,404	0	0	0	11,241
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.62	$8.54	$13.46	$12.91	$11.49	$10.77
Value at end of period	$11.92	$10.62	$8.54	$13.46	$12.91	$11.49
Number of accumulation units outstanding at end of period	269	26,569	0	0	3,746	18,575
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.76	$8.90	$12.90	$12.32	$11.17	$10.58
Value at end of period	$11.97	$10.76	$8.90	$12.90	$12.32	$11.17
Number of accumulation units outstanding at end of period	1,409	42,263	234	109	4,631	13,429
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.33	$9.32	$12.95	$12.49	$11.13
Value at end of period	$13.97	$12.33	$9.32	$12.95	$12.49
Number of accumulation units outstanding at end of period	779	724	0	7,634	18,374
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.18
Value at end of period	$12.65
Number of accumulation units outstanding at end of period	361
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.15	$7.68	$13.62	$12.12	$11.19	$10.03
Value at end of period	$14.19	$11.15	$7.68	$13.62	$12.12	$11.19
Number of accumulation units outstanding at end of period	0	6,370	0	0	0	7,695
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.10	$8.94	$14.00	$13.69	$11.57	$11.65
Value at end of period	$12.67	$11.10	$8.94	$14.00	$13.69	$11.57
Number of accumulation units outstanding at end of period	3	4,657	7,149	4,489	4,921	100
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.22	$7.91	$13.81	$12.67	$11.28	$11.39
Value at end of period	$13.00	$11.22	$7.91	$13.81	$12.67	$11.28
Number of accumulation units outstanding at end of period	405	648	0	0	752	21
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.47	$8.20	$12.98	$13.36	$11.60	$11.57
Value at end of period	$11.98	$10.47	$8.20	$12.98	$13.36	$11.60
Number of accumulation units outstanding at end of period	1,507	0	0	315	739	20
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.58	$9.71	$13.71	$12.72	$11.71
Value at end of period	$12.30	$11.58	$9.71	$13.71	$12.72
Number of accumulation units outstanding at end of period	0	14,647	0	0	501

		CFI 68

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$31.82	$23.79
Value at end of period	$33.04	$31.82
Number of accumulation units outstanding at end of period	0	6
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.21	$9.71
Value at end of period	$14.76	$13.21
Number of accumulation units outstanding at end of period	0	1,079
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.79
Value at end of period	$16.55
Number of accumulation units outstanding at end of period	310
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.10
Value at end of period	$13.46
Number of accumulation units outstanding at end of period	1,380
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.16	$8.01	$12.82	$11.59	$10.88	$10.15
Value at end of period	$12.64	$11.16	$8.01	$12.82	$11.59	$10.88
Number of accumulation units outstanding at end of period	0	3,378	0	0	0	11,325
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.53	$12.94	$17.82	$16.19	$13.26	$12.24
Value at end of period	$17.11	$15.53	$12.94	$17.82	$16.19	$13.26
Number of accumulation units outstanding at end of period	15,728	2,758	0	11,925	6,279	601
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.95	$6.93	$11.45	$11.46
Value at end of period	$10.87	$8.95	$6.93	$11.45
Number of accumulation units outstanding at end of period	509	4,751	1,417	3,852
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.06	$10.32	$16.76	$14.58	$12.28	$10.74
Value at end of period	$15.70	$14.06	$10.32	$16.76	$14.58	$12.28
Number of accumulation units outstanding at end of period	0	12	11	2,502	0	15,396
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.89	$6.94	$12.93	$11.46	$10.74	$10.06
Value at end of period	$10.70	$9.89	$6.94	$12.93	$11.46	$10.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,880
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$28.00	$15.53	$30.13	$22.69	$18.27	$15.56
Value at end of period	$35.28	$28.00	$15.53	$30.13	$22.69	$18.27
Number of accumulation units outstanding at end of period	0	13,386	0	1,746	9,695	275

		CFI 69

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.46	$9.52	$13.85	$12.75	$11.61	$10.91
Value at end of period	$12.72	$11.46	$9.52	$13.85	$12.75	$11.61
Number of accumulation units outstanding at end of period	0	11,711	0	0	0	823
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.20	$10.39	$11.66
Value at end of period	$13.08	$12.20	$10.39
Number of accumulation units outstanding at end of period	768	933	849
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.15	$5.29	$12.76	$13.07
Value at end of period	$10.50	$9.15	$5.29	$12.76
Number of accumulation units outstanding at end of period	0	1,036	86	5
PIONEER HIGH YIELD FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.41	$7.72	$12.35	$11.65	$10.62	$10.34
Value at end of period	$14.48	$12.41	$7.72	$12.35	$11.65	$10.62
Number of accumulation units outstanding at end of period	4,611	520	89	3,780	1,331	2,621
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.79	$9.50	$14.67	$14.74	$12.39	$11.84
Value at end of period	$15.88	$13.79	$9.50	$14.67	$14.74	$12.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	6,374
TEMPLETON FOREIGN FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.81	$9.30	$17.39	$14.95	$12.57	$11.16
Value at end of period	$14.87	$13.81	$9.30	$17.39	$14.95	$12.57
Number of accumulation units outstanding at end of period	1,985	32	0	0	966	9,208
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.93	$8.95	$14.81	$13.48	$12.26	$10.56
Value at end of period	$13.28	$11.93	$8.95	$14.81	$13.48	$12.26
Number of accumulation units outstanding at end of period	17,643	37,618	13,746	41,081	14,880	78,439
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.03	$9.76	$13.86	$13.49	$12.03
Value at end of period	$13.35	$12.03	$9.76	$13.86	$13.49
Number of accumulation units outstanding at end of period	8,325	12,265	2,499	518	763
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.79	$7.84	$11.91
Value at end of period	$14.05	$10.79	$7.84
Number of accumulation units outstanding at end of period	0	1,806	1,639
WANGER INTERNATIONAL
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.43	$5.67	$5.39
Value at end of period	$10.44	$8.43	$5.67
Number of accumulation units outstanding at end of period	0	928	43

		CFI 70

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.36	$8.79	$13.26	$12.87	$11.01	$10.52
Value at end of period	$11.63	$10.36	$8.79	$13.26	$12.87	$11.01
Number of accumulation units outstanding at end of period	7,414	278	88	29,131	10,988	31,321

		TABLE 12
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.65%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.55	$11.84	$16.24	$15.44	$13.13	$13.13
Value at end of period	$18.02	$14.55	$11.84	$16.24	$15.44	$13.13
Number of accumulation units outstanding at end of period	6,784	4,707	3,226	2,621	2,214	33
AMERICAN BALANCED FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.15	$9.29	$12.63	$11.97	$10.81	$10.58	$10.33
Value at end of period	$12.48	$11.15	$9.29	$12.63	$11.97	$10.81	$10.58
Number of accumulation units outstanding at end of period	65,995	54,615	67,764	76,253	52,109	6,021	1,203
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.78
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	5,770
ARIEL APPRECIATION FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.29	$7.00	$11.93	$12.22	$10.71
Value at end of period	$13.38	$11.29	$7.00	$11.93	$12.22
Number of accumulation units outstanding at end of period	17,980	14,517	14,899	26,596	11,422
ARIEL FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.33	$6.38	$12.46	$12.80	$11.72	$11.35
Value at end of period	$12.88	$10.33	$6.38	$12.46	$12.80	$11.72
Number of accumulation units outstanding at end of period	4,052	5,322	2,781	3,532	7,074	6,056
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.23
Value at end of period	$13.69
Number of accumulation units outstanding at end of period	6,417
EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.68
Value at end of period	$13.30
Number of accumulation units outstanding at end of period	1,038

		CFI 71

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$15.99	$11.60	$19.69	$16.72	$13.86	$11.55	$11.03
Value at end of period	$17.32	$15.99	$11.60	$19.69	$16.72	$13.86	$11.55
Number of accumulation units outstanding at end of period	92,841	65,213	56,412	77,006	35,702	16,315	9,973
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.96	$9.65	$16.96	$14.58	$13.18	$11.39	$11.03
Value at end of period	$15.03	$12.96	$9.65	$16.96	$14.58	$13.18	$11.39
Number of accumulation units outstanding at end of period	73,818	32,042	41,443	51,562	6,947	28,396	14,324
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$9.98	$7.74	$13.65	$13.58	$11.42	$10.90	$10.60
Value at end of period	$11.37	$9.98	$7.74	$13.65	$13.58	$11.42	$10.90
Number of accumulation units outstanding at end of period	1,589	1,391	1,382	1,235	0	10,183	8,594
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.57	$9.81	$14.77	$15.58
Value at end of period	$15.98	$12.57	$9.81	$14.77
Number of accumulation units outstanding at end of period	5,915	10,650	8,894	9,348
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.43	$8.05	$14.13	$12.76	$11.97	$11.41
Value at end of period	$14.56	$11.43	$8.05	$14.13	$12.76	$11.97
Number of accumulation units outstanding at end of period	2,212	1,225	546	465	350	84
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.07	$6.18
Value at end of period	$9.11	$8.07
Number of accumulation units outstanding at end of period	3,847	3,568
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.27
Value at end of period	$16.56
Number of accumulation units outstanding at end of period	232
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.58	$8.95	$12.57	$12.01	$11.14
Value at end of period	$11.97	$10.58	$8.95	$12.57	$12.01
Number of accumulation units outstanding at end of period	0	0	572	343	3,296
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.30	$9.16	$15.69	$14.89	$13.00	$11.72
Value at end of period	$15.46	$12.30	$9.16	$15.69	$14.89	$13.00
Number of accumulation units outstanding at end of period	23,954	29,636	16,872	15,277	4,320	3,868
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.01	$7.92	$13.27.	$11.24	$10.57	$8.46
Value at end of period	$14.12	$12.01	$7.92	$13.27	$11.24	$10.57
Number of accumulation units outstanding at end of period	296	0	0	0	953	332

		CFI 72

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.31	$6.16	$10.09	$10.41
Value at end of period	$10.55	$8.31	$6.16	$10.09
Number of accumulation units outstanding at end of period	2,207	29,563	20,826	17,690
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.39	$5.64
Value at end of period	$10.44	$8.39
Number of accumulation units outstanding at end of period	1,440	509
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.94	$7.60	$12.59	$12.44
Value at end of period	$11.07	$9.94	$7.60	$12.59
Number of accumulation units outstanding at end of period	16,514	11,742	7,735	6,461
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.50	$9.05	$14.97	$14.46
Value at end of period	$15.94	$12.50	$9.05	$14.97
Number of accumulation units outstanding at end of period	26,531	33,123	23,188	29,807
ING GLOBAL REAL ESTATE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.83
Value at end of period	$15.95
Number of accumulation units outstanding at end of period	455
ING GNMA INCOME FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.49	$11.98	$11.28	$10.73	$10.29
Value at end of period	$13.18	$12.49	$11.98	$11.28	$10.73
Number of accumulation units outstanding at end of period	31,703	22,070	24,276	20,890	11,093
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02	$8.22	$13.23	$12.73	$11.22	$10.37
Value at end of period	$11.30	$10.02	$8.22	$13.23	$12.73	$11.22
Number of accumulation units outstanding at end of period	5,140	2,970	18,231	19,190	17,467	8,603
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.32	$8.68	$14.05	$13.46	$12.43	$11.30	$10.84
Value at end of period	$13.65	$11.32	$8.68	$14.05	$13.46	$12.43	$11.30
Number of accumulation units outstanding at end of period	22,350	5,830	3,951	2,888	3,033	17,098	10,298
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.64	$8.61	$13.10	$14.12	$12.53	$12.28
Value at end of period	$12.93	$10.64	$8.61	$13.10	$14.12	$12.53
Number of accumulation units outstanding at end of period	1,122	1,010	2,601	2,838	893	3,929
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.67
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	34,164

		CFI 73

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.94
Value at end of period	$11.53
Number of accumulation units outstanding at end of period	39,301
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.08
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	20,705
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.23
Value at end of period	$11.95
Number of accumulation units outstanding at end of period	6,278
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.28
Value at end of period	$10.76
Number of accumulation units outstanding at end of period	235
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.38	$10.15	$11.36	$10.81	$10.48	$10.27	$10.24
Value at end of period	$12.40	$11.38	$10.15	$11.36	$10.81	$10.48	$10.27
Number of accumulation units outstanding at end of period	13,001	1,248	26,992	29,735	1,365	4,710	5,865
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.36	$10.28	$11.35	$10.81	$10.49	$10.48
Value at end of period	$12.35	$11.36	$10.28	$11.35	$10.81	$10.49
Number of accumulation units outstanding at end of period	31,707	39,309	5,901	2,211	0	6,523
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$7.02
Value at end of period	$8.03
Number of accumulation units outstanding at end of period	1,258
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.77	$9.53	$19.91	$18.19	$15.14
Value at end of period	$17.04	$13.77	$9.53	$19.91	$18.19
Number of accumulation units outstanding at end of period	4,780	5,577	1,981	1,691	1,635
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.00	$7.64	$15.79	$15.85
Value at end of period	$15.53	$13.00	$7.64	$15.79
Number of accumulation units outstanding at end of period	1,838	1,718	1,544	1,382
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.34	$9.89	$14.86	$14.62	$12.62	$11.71	$11.23
Value at end of period	$15.08	$12.34	$9.89	$14.86	$14.62	$12.62	$11.71
Number of accumulation units outstanding at end of period	7,854	13,638	5,481	4,772	0	1,857	2,000

		CFI 74

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.71
Value at end of period	$13.22
Number of accumulation units outstanding at end of period	8,976
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.60	$8.04
Value at end of period	$11.84	$9.60
Number of accumulation units outstanding at end of period	8,959	7,817
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.35	$7.08	$11.23	$11.31
Value at end of period	$9.74	$8.35	$7.08	$11.23
Number of accumulation units outstanding at end of period	0	0	66	414
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.12
Value at end of period	$12.16
Number of accumulation units outstanding at end of period	3,932
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.46	$9.79	$12.71	$12.31	$11.08	$10.67
Value at end of period	$12.49	$11.46	$9.79	$12.71	$12.31	$11.08
Number of accumulation units outstanding at end of period	0	0	2,448	2,447	32,544	25,825
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.92
Value at end of period	$12.31
Number of accumulation units outstanding at end of period	31,985
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.83	$8.55	$14.46	$13.69	$11.71	$9.99
Value at end of period	$13.61	$11.83	$8.55	$14.46	$13.69	$11.71
Number of accumulation units outstanding at end of period	6,702	12,492	10,563	14,378	473	5,573
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.64
Value at end of period	$12.03
Number of accumulation units outstanding at end of period	7,887
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.35	$8.33	$10.83	$10.80
Value at end of period	$14.01	$12.35	$8.33	$10.83
Number of accumulation units outstanding at end of period	437	4,346	2,802	2,300
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.00	$11.62	$11.72	$10.78	$10.43	$10.28	$10.24
Value at end of period	$13.89	$13.00	$11.62	$11.72	$10.78	$10.43	$10.28
Number of accumulation units outstanding at end of period	79,910	20,436	20,571	32,635	23,802	5,098	19

		CFI 75

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.11	$6.37	$9.20	$9.38
Value at end of period	$8.40	$7.11	$6.37	$9.20
Number of accumulation units outstanding at end of period	30,152	27,513	11,475	10,501
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.06	$7.35	$11.34	$11.54
Value at end of period	$10.41	$9.06	$7.35	$11.34
Number of accumulation units outstanding at end of period	20,384	13,236	5,373	7,982
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.32
Value at end of period	$15.24
Number of accumulation units outstanding at end of period	3,074
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.22	$7.42	$11.18	$11.33
Value at end of period	$10.79	$9.22	$7.42	$11.18
Number of accumulation units outstanding at end of period	8,688	0	16,995	16,480
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.19
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	1,160
ING REAL ESTATE FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.21	$10.26	$15.92	$19.20	$14.20	$12.22
Value at end of period	$16.72	$13.21	$10.26	$15.92	$19.20	$14.20
Number of accumulation units outstanding at end of period	3,737	0	3,464	2,530	6,706	5,100
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.02
Value at end of period	$14.05
Number of accumulation units outstanding at end of period	612
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.18	$6.95
Value at end of period	$9.10	$8.18
Number of accumulation units outstanding at end of period	9,592	4,750
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.42
Value at end of period	$13.11
Number of accumulation units outstanding at end of period	568
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$7.93
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	480

		CFI 76

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.31
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	539
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.85	$10.14	$14.80	$14.07	$13.04
Value at end of period	$15.88	$12.85	$10.14	$14.80	$14.07
Number of accumulation units outstanding at end of period	1,098	1,151	382	2,157	2,301
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.80
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	125,741
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.05
Value at end of period	$11.82
Number of accumulation units outstanding at end of period	92,442
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21
Value at end of period	$12.03
Number of accumulation units outstanding at end of period	69,397
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.26
Value at end of period	$12.14
Number of accumulation units outstanding at end of period	67,961
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.83
Value at end of period	$11.56
Number of accumulation units outstanding at end of period	17
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.50
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	20,985
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.87	$9.30	$12.26	$11.68	$10.87	$10.41
Value at end of period	$11.98	$10.87	$9.30	$12.26	$11.68	$10.87
Number of accumulation units outstanding at end of period	755	557	307	871	3,880	2,970
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.59	$8.52	$13.44	$12.89	$11.48	$10.55
Value at end of period	$11.88	$10.59	$8.52	$13.44	$12.89	$11.48
Number of accumulation units outstanding at end of period	1,752	940	810	3,791	1,962	1,482

		CFI 77

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.73	$8.88	$12.88	$12.31	$11.16	$10.49
Value at end of period	$11.93	$10.73	$8.88	$12.88	$12.31	$11.16
Number of accumulation units outstanding at end of period	3,800	2,194	1,474	2,071	12,744	9,853
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.31	$9.31	$12.93	$12.48	$12.47
Value at end of period	$13.93	$12.31	$9.31	$12.93	$12.48
Number of accumulation units outstanding at end of period	34,176	15,456	6,779	7,245	474
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.11	$7.66	$13.59	$12.11	$11.18	$10.86
Value at end of period	$14.15	$11.11	$7.66	$13.59	$12.11	$11.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,260
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.07	$8.92	$13.98	$13.84
Value at end of period	$12.63	$11.07	$8.92	$13.98
Number of accumulation units outstanding at end of period	5,251	14,311	10,529	14,374
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.84
Value at end of period	$12.95
Number of accumulation units outstanding at end of period	8,719
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.30	$10.10	$16.87	$17.15
Value at end of period	$14.24	$13.30	$10.10	$16.87
Number of accumulation units outstanding at end of period	1,516	0	1,748	1,161
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.99
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	542
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.44	$7.12
Value at end of period	$11.94	$10.44
Number of accumulation units outstanding at end of period	49	22
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.93
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	8,551
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.55	$9.69	$13.69	$12.98
Value at end of period	$12.27	$11.55	$9.69	$13.69
Number of accumulation units outstanding at end of period	6	4,967	3,909	3,200

		CFI 78

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$31.75	$25.11	$35.35	$31.99	$30.93	$29.06
Value at end of period	$32.95	$31.75	$25.11	$35.35	$31.99	$30.93
Number of accumulation units outstanding at end of period	6	0	0	0	390	303
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.17	$10.20	$14.18	$13.40
Value at end of period	$14.71	$13.17	$10.20	$14.18
Number of accumulation units outstanding at end of period	4,036	1,837	0	189
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.78	$8.58	$14.29	$14.33	$12.87	$11.46
Value at end of period	$13.42	$10.78	$8.58	$14.29	$14.33	$12.87
Number of accumulation units outstanding at end of period	0	0	0	0	6,456	5,349
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.27	$11.86	$17.35	$15.84	$13.27	$11.08
Value at end of period	$19.11	$15.27	$11.86	$17.35	$15.84	$13.27
Number of accumulation units outstanding at end of period	9,758	7,403	6,999	18,450	10,634	3,452
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.13	$7.99	$12.79	$11.58	$10.87	$9.87
Value at end of period	$12.59	$11.13	$7.99	$12.79	$11.58	$10.87
Number of accumulation units outstanding at end of period	0	0	0	0	14,017	11,626
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.49	$12.91	$17.79	$16.16	$13.25	$11.61
Value at end of period	$17.05	$15.49	$12.91	$17.79	$16.16	$13.25
Number of accumulation units outstanding at end of period	22,099	14,731	2,929	2,004	14,315	11,173
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.66
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	7,355
NEW PERSPECTIVE FUND®
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.02	$10.29	$16.72	$14.56	$12.27	$10.88
Value at end of period	$15.64	$14.02	$10.29	$16.72	$14.56	$12.27
Number of accumulation units outstanding at end of period	28,100	17,758	27,128	24,370	16,517	23
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$9.86	$6.92	$12.91	$11.44	$10.73	$10.34	$10.03
Value at end of period	$10.67	$9.86	$6.92	$12.91	$11.44	$10.73	$10.34
Number of accumulation units outstanding at end of period	503	306	798	4,482	609	386	282
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$27.92	$15.49	$30.07	$22.66	$18.25	$13.03	$11.76
Value at end of period	$35.15	$27.92	$15.49	$30.07	$22.66	$18.25	$13.03
Number of accumulation units outstanding at end of period	6,958	4,506	54	19	3,134	5,694	2,837

		CFI 79

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.22
Value at end of period	$10.76
Number of accumulation units outstanding at end of period	4,149
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.42	$9.49	$13.82	$12.74	$11.60	$11.10	$10.66
Value at end of period	$12.67	$11.42	$9.49	$13.82	$12.74	$11.60	$11.10
Number of accumulation units outstanding at end of period	22	9,994	7,794	7,683	0	1,363	481
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.18	$11.02
Value at end of period	$13.05	$12.18
Number of accumulation units outstanding at end of period	41,505	31,229
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.61
Value at end of period	$10.48
Number of accumulation units outstanding at end of period	1,339
PIONEER HIGH YIELD FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.37	$7.70	$12.33	$11.63	$10.61	$10.45	$10.31
Value at end of period	$14.43	$12.37	$7.70	$12.33	$11.63	$10.61	$10.45
Number of accumulation units outstanding at end of period	16,386	14,680	5,444	3,620	5,238	15,956	7,728
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.75	$9.48	$14.64	$14.72	$12.38	$11.62	$11.17
Value at end of period	$15.83	$13.75	$9.48	$14.64	$14.72	$12.38	$11.62
Number of accumulation units outstanding at end of period	22,427	24,615	21,607	23,027	16,918	6,271	7,492
TEMPLETON FOREIGN FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.77	$9.28	$17.35	$14.93	$12.55	$11.44	$10.92
Value at end of period	$14.82	$13.77	$9.28	$17.35	$14.93	$12.55	$11.44
Number of accumulation units outstanding at end of period	3,481	403	428	346	0	5,932	5,713
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.89	$8.93	$14.79	$13.46	$12.24	$10.82	$10.56
Value at end of period	$13.23	$11.89	$8.93	$14.79	$13.46	$12.24	$10.82
Number of accumulation units outstanding at end of period	164,583	106,755	97,590	110,591	89,548	38,221	9,748
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.00	$9.73	$13.83	$13.47	$11.31	$11.05	$10.72
Value at end of period	$13.30	$12.00	$9.73	$13.83	$13.47	$11.31	$11.05
Number of accumulation units outstanding at end of period	13,683	6,310	2,922	2,587	0	1,907	1,987
VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.67	$9.31	$14.76	$14.38	$12.25	$12.47
Value at end of period	$12.60	$11.67	$9.31	$14.76	$14.38	$12.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	5,110

		CFI 80

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.17	$9.69	$14.20	$14.27
Value at end of period	$12.66	$11.17	$9.69	$14.20
Number of accumulation units outstanding at end of period	274	251	264	233
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.76	$7.82	$13.08	$12.76	$11.72	$11.29
Value at end of period	$14.00	$10.76	$7.82	$13.08	$12.76	$11.72
Number of accumulation units outstanding at end of period	3,361	3,085	2,718	2,387	0	15
WANGER USA
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.50
Value at end of period	$16.33
Number of accumulation units outstanding at end of period	163
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.33	$8.77	$13.23	$12.85	$11.00	$10.73	$10.42
Value at end of period	$11.59	$10.33	$8.77	$13.23	$12.85	$11.00	$10.73
Number of accumulation units outstanding at end of period	71,517	43,730	79,788	91,793	72,170	24,537	2,260
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.14	$9.44	$13.95	$15.32	$12.73	$11.63	$10.97
Value at end of period	$14.76	$12.14	$9.44	$13.95	$15.32	$12.73	$11.63
Number of accumulation units outstanding at end of period	383	120	134	4,639	0	2,659	3,008

		TABLE 13
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.70%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.43	$7.87	$11.85
Value at end of period	$10.57	$9.43	$7.87
Number of accumulation units outstanding at end of period	4,034	2,528	62
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.51	$11.81	$16.21	$15.41	$13.12	$12.00	$10.13
Value at end of period	$17.96	$14.51	$11.81	$16.21	$15.41	$13.12	$12.00
Number of accumulation units outstanding at end of period	459	1,416	570	0	0	2,632
AMANA GROWTH FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.75
Value at end of period	$14.11
Number of accumulation units outstanding at end of period	801

		CFI 81

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

AMANA INCOME FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.55
Value at end of period	$13.37
Number of accumulation units outstanding at end of period	607
AMERICAN BALANCED FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.11	$9.27	$12.60	$11.95	$10.80	$10.57	$9.93
Value at end of period	$12.43	$11.11	$9.27	$12.60	$11.95	$10.80	$10.57
Number of accumulation units outstanding at end of period	28,304	29,987	28,336	3	20,393	53,263	40,988
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.86
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	4,167
ARIEL APPRECIATION FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.26	$6.98	$10.78	$12.21	$11.12	$10.92	$9.92
Value at end of period	$13.33	$11.26	$6.98	$11.91	$12.21	$11.12	$10.92
Number of accumulation units outstanding at end of period	11,001	12,928	9,780	0	18,088	10,216	7,989
ARIEL FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.30	$6.37	$12.43	$12.78	$11.71	$12.04
Value at end of period	$12.83	$10.30	$6.37	$12.43	$12.78	$11.71
Number of accumulation units outstanding at end of period	27,855	27,410	24,153	261	7,302	4,246
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.12
Value at end of period	$11.80
Number of accumulation units outstanding at end of period	15,479
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.65
Value at end of period	$15.75
Number of accumulation units outstanding at end of period	2,010
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.88
Value at end of period	$13.68
Number of accumulation units outstanding at end of period	4,176
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.80	$5.76
Value at end of period	$8.98	$7.80
Number of accumulation units outstanding at end of period	7,627	2,090
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.99	$6.09	$6.53
Value at end of period	$9.73	$7.99	$6.09
Number of accumulation units outstanding at end of period	6,274	13,867	54

		CFI 82

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$15.94	$11.57	$19.66	$16.69	$13.84	$11.55	$10.02
Value at end of period	$17.26	$15.94	$11.57	$19.66	$16.69	$13.84	$11.55
Number of accumulation units outstanding at end of period	69,479	69,889	70,565	16,168	37,354	22,318	14,504
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.92	$9.62	$16.93	$14.56	$13.17	$11.39	$9.97
Value at end of period	$14.98	$12.92	$9.62	$16.93	$14.56	$13.17	$11.39
Number of accumulation units outstanding at end of period	60,538	79,465	49,359	27,835	36,984	3,773	75
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.95	$7.73	$13.62	$13.86
Value at end of period	$11.33	$9.95	$7.73	$13.62
Number of accumulation units outstanding at end of period	11,880	17,034	8,676	179
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.53	$9.79	$14.75	$15.24	$14.10
Value at end of period	$15.92	$12.53	$9.79	$14.75	$15.24
Number of accumulation units outstanding at end of period	20,132	18,203	15,805	1,497	1,093
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.40	$8.03	$14.10	$12.74	$11.96	$10.91	$10.75
Value at end of period	$14.51	$11.40	$8.03	$14.10	$12.74	$11.96	$10.91
Number of accumulation units outstanding at end of period	1	2,627	4,997	2,458	371	0	137
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.06	$6.08
Value at end of period	$9.10	$8.06
Number of accumulation units outstanding at end of period	5,284	6,503
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.62	$10.11	$13.86	$14.38	$13.52
Value at end of period	$16.50	$13.62	$10.11	$13.86	$14.38
Number of accumulation units outstanding at end of period	2,684	14,416	7,526	5,158	4,376
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.55	$8.93	$12.54	$12.04
Value at end of period	$11.92	$10.55	$8.93	$12.54
Number of accumulation units outstanding at end of period	0	0	27	12,528
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.27	$9.14	$15.66	$14.87	$12.99	$12.18	$11.78
Value at end of period	$15.41	$12.27	$9.14	$15.66	$14.87	$12.99	$12.18
Number of accumulation units outstanding at end of period	36,051	57,261	40,244	7,883	15,352	2,239	1,248
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.97	$7.90	$13.25	$11.23	$10.56	$9.09
Value at end of period	$14.07	$11.97	$7.90	$13.25	$11.23	$10.56
Number of accumulation units outstanding at end of period	1,823	0	0	0	2,566	2,123

		CFI 83

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.29	$6.15	$10.08	$12.34	$11.39
Value at end of period	$10.53	$8.29	$6.15	$10.08	$12.34
Number of accumulation units outstanding at end of period	9,911	5,284	6,696	0	263
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$8.65
Value at end of period	$10.42
Number of accumulation units outstanding at end of period	1,438
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.60	$10.47
Value at end of period	$15.20	$13.60
Number of accumulation units outstanding at end of period	0	562
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.91	$7.59	$12.57	$12.15	$11.12
Value at end of period	$11.03	$9.91	$7.59	$12.57	$12.15
Number of accumulation units outstanding at end of period	600	4,873	0	0	4,484
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.47	$9.03	$14.95	$13.17	$11.86	$11.64
Value at end of period	$15.89	$12.47	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	23,421	45,077	36,406	13,050	5,471	975
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.90
Value at end of period	$14.90
Number of accumulation units outstanding at end of period	2,551
ING GNMA INCOME FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.46	$11.95	$11.26	$10.72	$10.35	$10.17	$9.85
Value at end of period	$13.14	$12.46	$11.95	$11.26	$10.72	$10.35	$10.17
Number of accumulation units outstanding at end of period	88,514	91,262	82,302	0	1,148	7,970	16,825
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.99	$8.20	$13.20	$12.71	$11.21	$10.72
Value at end of period	$11.26	$9.99	$8.20	$13.20	$12.71	$11.21
Number of accumulation units outstanding at end of period	6,348	10,926	8,952	9,807	12,615	5,769
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.28	$8.66	$14.03	$13.44	$12.42	$12.45
Value at end of period	$13.61	$11.28	$8.66	$14.03	$13.44	$12.42
Number of accumulation units outstanding at end of period	14,369	17,116	13,959	2,418	4,335	2,219
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.61	$8.59	$13.08	$14.10	$12.52	$11.74
Value at end of period	$12.89	$10.61	$8.59	$13.08	$14.10	$12.52
Number of accumulation units outstanding at end of period	1,934	1,670	1,014	1,744	27,055	23,924

		CFI 84

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.20
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	2,182
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.94
Value at end of period	$11.52
Number of accumulation units outstanding at end of period	47,984
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.08
Value at end of period	$11.73
Number of accumulation units outstanding at end of period	31,380
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.23
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	23,092
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.23
Value at end of period	$10.76
Number of accumulation units outstanding at end of period	8,728
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.35	$10.13	$11.34	$10.80	$10.47	$10.26	$10.23
Value at end of period	$12.36	$11.35	$10.13	$11.34	$10.80	$10.47	$10.26
Number of accumulation units outstanding at end of period	18,258	15,215	5,022	4,485	17,519	0	2,358
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.33	$10.26	$11.33	$10.80	$10.48	$10.27	$9.95
Value at end of period	$12.31	$11.33	$10.26	$11.33	$10.80	$10.48	$10.27
Number of accumulation units outstanding at end of period	23,514	22,520	62,189	8,050	92,040	91,638	8,233
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$7.01
Value at end of period	$8.02
Number of accumulation units outstanding at end of period	1,959
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.73	$9.51	$16.83
Value at end of period	$16.98	$13.73	$9.51
Number of accumulation units outstanding at end of period	355	5,948	4,521
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.05	$10.33	$18.18	$16.14	$12.55	$11.20
Value at end of period	$13.28	$13.05	$10.33	$18.18	$16.14	$12.55
Number of accumulation units outstanding at end of period	6,468	4,429	0	0	5,066	2,014

		CFI 85

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.24	$5.35	$5.46
Value at end of period	$8.18	$7.24	$5.35
Number of accumulation units outstanding at end of period	0	9,203	188
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.98	$7.63	$13.08
Value at end of period	$15.49	$12.98	$7.63
Number of accumulation units outstanding at end of period	4,647	11,383	8,095
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.30	$9.86	$14.83	$14.59	$13.05
Value at end of period	$15.02	$12.30	$9.86	$14.83	$14.59
Number of accumulation units outstanding at end of period	8,748	14,080	9,340	2,322	481
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.34	$7.07	$9.41
Value at end of period	$9.71	$8.34	$7.07
Number of accumulation units outstanding at end of period	20,172	22,656	1,157
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.29	$7.03	$6.79
Value at end of period	$9.63	$8.29	$7.03
Number of accumulation units outstanding at end of period	2,724	2,373	1,955
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.20	$7.97	$13.47	$11.89	$11.27
Value at end of period	$12.13	$10.20	$7.97	$13.47	$11.89
Number of accumulation units outstanding at end of period	0	0	0	0	79
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.54	$8.53
Value at end of period	$14.16	$12.54
Number of accumulation units outstanding at end of period	1,016	3,989
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.57
Value at end of period	$12.45
Number of accumulation units outstanding at end of period	112
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.92
Value at end of period	$12.31
Number of accumulation units outstanding at end of period	18,511
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.01	$11.10	$10.95	$10.88
Value at end of period	$10.90	$11.01	$11.10	$10.95
Number of accumulation units outstanding at end of period	4,139	2,594	6,640	21,834

		CFI 86

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.80	$8.54	$14.44	$13.68	$11.70	$9.99
Value at end of period	$13.57	$11.80	$8.54	$14.44	$13.68	$11.70
Number of accumulation units outstanding at end of period	10,477	42,753	23,960	17,786	37,600	23,035
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.33	$8.32	$10.37
Value at end of period	$13.97	$12.33	$8.32
Number of accumulation units outstanding at end of period	780	9,052	7,270
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.96	$11.59	$11.69	$10.76	$10.42	$10.28	$9.82
Value at end of period	$13.84	$12.96	$11.59	$11.69	$10.76	$10.42	$10.28
Number of accumulation units outstanding at end of period	50,156	58,741	22,598	14,312	38,339	14,979	11,973
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.09	$6.36	$9.20	$9.37
Value at end of period	$8.38	$7.09	$6.36	$9.20
Number of accumulation units outstanding at end of period	10,528	6,124	10,919	76
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.04	$7.34	$10.58
Value at end of period	$10.39	$9.04	$7.34
Number of accumulation units outstanding at end of period	773	10,489	8,557
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.01	$7.50
Value at end of period	$10.35	$9.01
Number of accumulation units outstanding at end of period	3,717	3,180
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.89	$7.79	$11.14	$10.60	$10.25
Value at end of period	$15.20	$12.89	$7.79	$11.14	$10.60
Number of accumulation units outstanding at end of period	7,779	964	4	0	194
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.20	$7.41	$10.48
Value at end of period	$10.76	$9.20	$7.41
Number of accumulation units outstanding at end of period	4,364	3,224	515
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.16	$7.38	$11.12	$11.36
Value at end of period	$10.72	$9.16	$7.38	$11.12
Number of accumulation units outstanding at end of period	0	5,209	0	114
ING REAL ESTATE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.17	$10.23	$15.89	$19.17	$14.19	$12.73	$10.76
Value at end of period	$16.66	$13.17	$10.23	$15.89	$19.17	$14.19	$12.73
Number of accumulation units outstanding at end of period	183	8	6,290	1,323	4,998	1,075	70

		CFI 87

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.91
Value at end of period	$14.04
Number of accumulation units outstanding at end of period	499
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.18	$6.94
Value at end of period	$9.09	$8.18
Number of accumulation units outstanding at end of period	7,790	2,446
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$7.87
Value at end of period	$10.21
Number of accumulation units outstanding at end of period	1,161
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.23
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	2,062
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.81	$10.12	$9.46
Value at end of period	$15.83	$12.81	$10.12
Number of accumulation units outstanding at end of period	3,313	3,288	790
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.80
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	101,897
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.05
Value at end of period	$11.82
Number of accumulation units outstanding at end of period	134,925
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21
Value at end of period	$12.02
Number of accumulation units outstanding at end of period	63,271
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.26
Value at end of period	$12.14
Number of accumulation units outstanding at end of period	34,383
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.31
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	8

		CFI 88

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.50
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	19,854
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.84	$9.27	$12.24	$11.67	$10.86	$10.54	$10.49
Value at end of period	$11.94	$10.84	$9.27	$12.24	$11.67	$10.86	$10.54
Number of accumulation units outstanding at end of period	38,429	36,010	26	33	130,558	132,088	2
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.56	$8.50	$13.41	$12.88	$11.47	$10.89	$9.88
Value at end of period	$11.83	$10.56	$8.50	$13.41	$12.88	$11.47	$10.89
Number of accumulation units outstanding at end of period	57,450	45,694	805	315	15,014	6,766	550
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.70	$8.86	$12.85	$12.29	$11.15	$10.74	$9.92
Value at end of period	$11.89	$10.70	$8.86	$12.85	$12.29	$11.15	$10.74
Number of accumulation units outstanding at end of period	59,380	52,439	22,936	6,055	57,010	73,151	1,234
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.28	$9.29	$12.92	$12.47	$10.97	$10.95
Value at end of period	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	39,439	45,970	30,306	7,410	15,682	2,358
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.86	$6.78	$12.01	$10.67	$10.20
Value at end of period	$12.59	$9.86	$6.78	$12.01	$10.67
Number of accumulation units outstanding at end of period	54	0	597	2,646	6
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.08	$7.64	$13.57	$12.09	$11.17	$10.11
Value at end of period	$14.10	$11.08	$7.64	$13.57	$12.09	$11.17
Number of accumulation units outstanding at end of period	114	0	0	0	10,118	7,294
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.03	$8.90	$13.95	$13.65	$11.55	$11.67
Value at end of period	$12.58	$11.03	$8.90	$13.95	$13.65	$11.55
Number of accumulation units outstanding at end of period	22,167	27,795	8,587	0	15,001	9,727
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.15	$7.87	$13.75	$12.64	$11.26	$10.70	$10.36
Value at end of period	$12.91	$11.15	$7.87	$13.75	$12.64	$11.26	$10.70
Number of accumulation units outstanding at end of period	2,196	32,005	10,112	0	17,967	12,293	1,200
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.27	$12.79
Value at end of period	$14.21	$13.27
Number of accumulation units outstanding at end of period	8,174	5,836

		CFI 89

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.71	$10.75
Value at end of period	$11.27	$10.71
Number of accumulation units outstanding at end of period	4,904	2,916
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.41	$8.16	$12.93	$13.32	$11.58	$11.27	$10.97
Value at end of period	$11.90	$10.41	$8.16	$12.93	$13.32	$11.58	$11.27
Number of accumulation units outstanding at end of period	10,209	22,303	20,107	16,764	85,103	77,648	5,139
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.53	$9.68	$13.68	$12.70	$12.18
Value at end of period	$12.23	$11.53	$9.68	$13.68	$12.70
Number of accumulation units outstanding at end of period	205	0	0	0	182
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$31.67	$25.07	$35.30	$31.96	$30.92	$29.06
Value at end of period	$32.86	$31.67	$25.07	$35.30	$31.96	$30.92
Number of accumulation units outstanding at end of period	0	0	0	0	1,060	866
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.14	$10.18	$14.15	$12.98	$12.36
Value at end of period	$14.65	$13.14	$10.18	$14.15	$12.98
Number of accumulation units outstanding at end of period	1,784	3,563	18	0	668
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.31
Value at end of period	$14.53
Number of accumulation units outstanding at end of period	53
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.75	$8.56	$14.26	$14.31	$12.85	$11.96
Value at end of period	$13.37	$10.75	$8.56	$14.26	$14.31	$12.85
Number of accumulation units outstanding at end of period	11,713	16,995	3,775	0	3,868	1,952
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.22	$11.83	$17.31	$15.82	$13.26	$11.81	$10.05
Value at end of period	$19.04	$15.22	$11.83	$17.31	$15.82	$13.26	$11.81
Number of accumulation units outstanding at end of period	55	0	2,955	0	10,316	4,597	3,190
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.10	$10.63
Value at end of period	$12.55	$11.10
Number of accumulation units outstanding at end of period	1,178	871
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.44	$12.88	$17.75	$16.14	$14.88
Value at end of period	$16.99	$15.44	$12.88	$17.75	$16.14
Number of accumulation units outstanding at end of period	7,549	12,207	11,046	75	175

		CFI 90

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.92	$6.91	$10.27
Value at end of period	$10.82	$8.92	$6.91
Number of accumulation units outstanding at end of period	31,454	33,871	35,500
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.97	$10.27	$16.69	$14.54	$12.26	$11.13	$9.90
Value at end of period	$15.59	$13.97	$10.27	$16.69	$14.54	$12.26	$11.13
Number of accumulation units outstanding at end of period	12,167	22,293	12,105	2,041	6	11,763	12,454
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$9.83	$6.91	$12.88	$11.43	$10.72	$10.33	$9.69
Value at end of period	$10.63	$9.83	$6.91	$12.88	$11.43	$10.72	$10.33
Number of accumulation units outstanding at end of period	23,823	19,014	0	0	2,902	0	128
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$27.84	$15.46	$33.01	$22.62	$18.23	$16.87
Value at end of period	$35.03	$27.84	$15.46	$30.01	$22.62	$18.23
Number of accumulation units outstanding at end of period	3,498	0	4,926	0	1,773	737
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.93	$9.36	$13.49
Value at end of period	$14.84	$12.93	$9.36
Number of accumulation units outstanding at end of period	0	81	40
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.39	$9.47	$13.79	$12.72	$11.59	$11.10	$11.00
Value at end of period	$12.63	$11.39	$9.47	$13.79	$12.72	$11.59	$11.10
Number of accumulation units outstanding at end of period	5,446	0	473	44	14,447	1,797	218
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.15	$10.37	$10.26
Value at end of period	$13.02	$12.15	$10.37
Number of accumulation units outstanding at end of period	5,055	14,834	167
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.12	$5.28	$5.37
Value at end of period	$10.46	$9.12	$5.28
Number of accumulation units outstanding at end of period	1,300	1,658	19
PIONEER HIGH YIELD FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.34	$7.68	$12.30	$11.61	$10.60	$10.54
Value at end of period	$14.38	$12.34	$7.68	$12.30	$11.61	$10.60
Number of accumulation units outstanding at end of period	8,815	17,503	19,748	5,404	15,382	1,647
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.71	$9.45	$14.62	$14.70	$12.37	$11.62	$10.18
Value at end of period	$15.77	$13.71	$9.45	$14.62	$14.70	$12.37	$11.62
Number of accumulation units outstanding at end of period	0	0	231	0	1,707	13,005	15,695

		CFI 91

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.86	$8.90	$14.76	$13.44	$12.23	$10.82	$10.00
Value at end of period	$13.18	$11.86	$8.90	$14.76	$13.44	$12.23	$10.82
Number of accumulation units outstanding at end of period	105,830	104,300	88,105	11,255	42,716	45,921	37,891
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.96	$9.71	$13.81	$13.45	$11.69
Value at end of period	$13.25	$11.96	$9.71	$13.81	$13.45
Number of accumulation units outstanding at end of period	10,360	21,889	26,112	123	9,493
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.14	$9.67	$13.07
Value at end of period	$12.61	$11.14	$9.67
Number of accumulation units outstanding at end of period	9,561	3,394	3,616
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.73	$7.80	$11.47
Value at end of period	$13.96	$10.73	$7.80
Number of accumulation units outstanding at end of period	251	0	72
WANGER INTERNATIONAL
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.41	$5.66	$5.75
Value at end of period	$10.41	$8.41	$5.66
Number of accumulation units outstanding at end of period	0	1,629	83
WANGER SELECT
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.44
Value at end of period	$13.40
Number of accumulation units outstanding at end of period	6,723
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.30	$8.74	$13.21	$12.84	$10.99	$10.73	$9.95
Value at end of period	$11.55	$10.30	$8.74	$13.21	$12.84	$10.99	$10.73
Number of accumulation units outstanding at end of period	39,786	62,877	64,539	16,394	17,709	34,428	30,562
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.11	$9.41	$13.92	$15.30	$14.21	$11.63	$11.41
Value at end of period	$14.70	$12.11	$9.41	$13.92	$15.30	$12.72	$11.63
Number of accumulation units outstanding at end of period	0	0	0	0	4,687	0	3,046

		CFI 92

	Condensed Financial Information (continued)

		TABLE 14
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.75%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during September 2007)
Value at beginning of period	$9.40	$7.85	$13.37	$13.76
Value at end of period	$10.53	$9.40	$7.85	$13.37
Number of accumulation units outstanding at end of period	0	0	0	2,438
AMERICAN BALANCED FUND®
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.08	$9.25	$12.58	$11.93	$10.79	$10.73
Value at end of period	$12.39	$11.08	$9.25	$12.58	$11.93	$10.79
Number of accumulation units outstanding at end of period	2,053	42,031	29,722	2,744	177	89
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.19
Value at end of period	$11.17
Number of accumulation units outstanding at end of period	1,202
ARIEL APPRECIATION FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.23	$7.16
Value at end of period	$13.28	$11.23
Number of accumulation units outstanding at end of period	0	404
ARIEL FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.26	$6.33
Value at end of period	$12.79	$10.26
Number of accumulation units outstanding at end of period	0	301
COLUMBIASM ACORN® FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.48
Value at end of period	$13.23
Number of accumulation units outstanding at end of period	422
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.89	$11.54	$19.62	$18.16
Value at end of period	$17.21	$15.89	$11.54	$19.62
Number of accumulation units outstanding at end of period	1,039	753	29,008	23,614
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.09
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	1,764
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.88	$9.60	$16.89	$14.53	$13.16	$11.06
Value at end of period	$14.93	$12.88	$9.60	$16.89	$14.53	$13.16
Number of accumulation units outstanding at end of period	534	34,984	59,626	43,926	8,780	2,698

		CFI 93

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.92	$7.71	$13.07
Value at end of period	$11.29	$9.92	$7.71
Number of accumulation units outstanding at end of period	0	1,400	991
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.49	$9.76	$14.72	$15.22	$13.14	$11.85
Value at end of period	$15.87	$12.49	$9.76	$14.72	$15.22	$13.14
Number of accumulation units outstanding at end of period	0	12,391	8,951	2,544	2,204	834
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.36	$8.43
Value at end of period	$14.46	$11.36
Number of accumulation units outstanding at end of period	0	447
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.58	$10.08	$12.90
Value at end of period	$16.45	$13.58	$10.08
Number of accumulation units outstanding at end of period	684	73	31
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.23	$9.12	$15.63	$15.63
Value at end of period	$15.36	$12.23	$9.12	$15.63
Number of accumulation units outstanding at end of period	57	181	2,248	11,838
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.58
Value at end of period	$14.02
Number of accumulation units outstanding at end of period	872
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.28	$6.14	$10.07	$10.39
Value at end of period	$10.50	$8.28	$6.14	$10.07
Number of accumulation units outstanding at end of period	2,977	0	21	7
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.89	$7.57	$12.19
Value at end of period	$10.99	$9.89	$7.57
Number of accumulation units outstanding at end of period	0	0	4,072
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.45	$9.01	$14.93	$14.35
Value at end of period	$15.85	$12.45	$9.01	$14.93
Number of accumulation units outstanding at end of period	991	100	4,732	300
ING GNMA INCOME FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.42	$11.92	$11.24	$10.95
Value at end of period	$13.09	$12.42	$11.92	$11.24
Number of accumulation units outstanding at end of period	0	0	0	7,327

		CFI 94

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$9.96	$8.18	$13.17	$12.69	$11.20	$10.75	$9.80
Value at end of period	$11.22	$9.96	$8.18	$13.17	$12.69	$11.20	$10.75
Number of accumulation units outstanding at end of period	0	5,062	41,516	41,288	1,414	444	2,261
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.25	$8.64	$14.00	$13.42	$12.41	$11.29	$9.99
Value at end of period	$13.56	$11.25	$8.64	$14.00	$13.42	$12.41	$11.29
Number of accumulation units outstanding at end of period	551	15,552	10,436	1,506	459	292	654
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.58	$8.57	$13.05	$14.08	$13.97	$11.76	$10.27
Value at end of period	$12.84	$10.58	$8.57	$13.05	$14.08	$12.51	$11.76
Number of accumulation units outstanding at end of period	0	5,011	1,834	1,303	186	0	2,376
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.31	$10.11	$11.31	$11.10
Value at end of period	$12.32	$11.31	$10.11	$11.31
Number of accumulation units outstanding at end of period	550	8,540	5,072	4,979
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.29	$10.23	$11.31	$10.78	$10.47	$10.24
Value at end of period	$12.27	$11.29	$10.23	$11.31	$10.78	$10.47
Number of accumulation units outstanding at end of period	0	18	980	4,390	2,271	808
ING INTERNATIONAL CAPITAL APPRECIATION FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.03
Value at end of period	$14.24
Number of accumulation units outstanding at end of period	606
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.69	$9.48	$19.83	$21.71
Value at end of period	$16.92	$13.69	$9.48	$19.83
Number of accumulation units outstanding at end of period	0	0	8,318	10,933
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.01	$10.31	$18.14	$16.11	$12.54	$11.34
Value at end of period	$13.23	$13.01	$10.31	$18.14	$16.11	$12.54
Number of accumulation units outstanding at end of period	0	0	14	721	581	232
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.96	$7.62	$15.76	$15.82
Value at end of period	$15.45	$12.96	$7.62	$15.76
Number of accumulation units outstanding at end of period	0	0	2,145	2,191
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.27	$9.84	$14.80	$15.78
Value at end of period	$14.97	$12.27	$9.84	$14.80
Number of accumulation units outstanding at end of period	0	0	16,875	16,099

		CFI 95

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.32	$7.06	$11.21	$11.29
Value at end of period	$9.69	$8.32	$7.06	$11.21
Number of accumulation units outstanding at end of period	0	0	0	15,781
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.27	$7.02	$11.17	$11.24
Value at end of period	$9.61	$8.27	$7.02	$11.17
Number of accumulation units outstanding at end of period	0	372	48,741	46,182
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.39	$9.48
Value at end of period	$12.41	$11.39
Number of accumulation units outstanding at end of period	101	700
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.77	$8.52	$14.42	$13.67	$11.70	$9.74
Value at end of period	$13.53	$11.77	$8.52	$14.42	$13.67	$11.70
Number of accumulation units outstanding at end of period	1,798	1,333	0	5,101	4,464	1,232
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.45	$8.55
Value at end of period	$11.98	$10.45
Number of accumulation units outstanding at end of period	0	1,604
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.65
Value at end of period	$13.94
Number of accumulation units outstanding at end of period	470
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.92	$11.56	$11.67	$10.75	$10.41	$10.28	$10.19
Value at end of period	$13.79	$12.92	$11.56	$11.67	$10.75	$10.41	$10.28
Number of accumulation units outstanding at end of period	3,350	0	11,862	3,814	1,187	1,138	1,268
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.08	$6.35	$9.19	$9.36
Value at end of period	$8.36	$7.08	$6.35	$9.19
Number of accumulation units outstanding at end of period	0	0	0	22
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$12.87	$8.60
Value at end of period	$15.17	$12.87
Number of accumulation units outstanding at end of period	0	86
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.18	$7.40	$11.16	$11.31
Value at end of period	$10.74	$9.18	$7.40	$11.16
Number of accumulation units outstanding at end of period	0	0	22,741	21,764

		CFI 96

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.14	$7.37	$10.07
Value at end of period	$10.69	$9.14	$7.37
Number of accumulation units outstanding at end of period	133	137	3,364
ING REAL ESTATE FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.13	$10.21	$15.86	$18.30
Value at end of period	$16.61	$13.13	$10.21	$15.86
Number of accumulation units outstanding at end of period	0	10,649	2,221	2,289
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$9.35
Value at end of period	$10.92
Number of accumulation units outstanding at end of period	1,594
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.78	$10.09	$14.75	$14.03	$12.10	$11.71
Value at end of period	$15.77	$12.78	$10.09	$14.75	$14.03	$12.10
Number of accumulation units outstanding at end of period	106	74	31	0	5	9
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.80
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	3,610
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.05
Value at end of period	$11.81
Number of accumulation units outstanding at end of period	15,565
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21
Value at end of period	$12.01
Number of accumulation units outstanding at end of period	9,357
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.26
Value at end of period	$12.13
Number of accumulation units outstanding at end of period	14,641
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.81	$9.25	$12.21	$12.17
Value at end of period	$11.90	$10.81	$9.25	$12.21
Number of accumulation units outstanding at end of period	4,825	0	0	586
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.53	$8.48	$13.38	$13.60
Value at end of period	$11.79	$10.53	$8.48	$13.38
Number of accumulation units outstanding at end of period	1,058	0	0	191

		CFI 97

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.67	$8.84	$12.83	$12.93
Value at end of period	$11.85	$10.67	$8.84	$12.83
Number of accumulation units outstanding at end of period	3,232	0	0	12,161
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.25	$9.27	$12.90	$13.33
Value at end of period	$13.85	$12.25	$9.27	$12.90
Number of accumulation units outstanding at end of period	4,127	0	2,501	2,286
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.00	$8.88	$12.65
Value at end of period	$12.54	$11.00	$8.88
Number of accumulation units outstanding at end of period	726	163	62
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.12	$7.85	$13.73	$12.62	$11.25	$10.47
Value at end of period	$12.86	$11.12	$7.85	$13.73	$12.62	$11.25
Number of accumulation units outstanding at end of period	191	0	0	2,006	1,778	1,035
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.25	$10.08	$16.85	$17.12
Value at end of period	$14.18	$13.25	$10.08	$16.85
Number of accumulation units outstanding at end of period	0	0	22,722	23,406
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.38	$8.14	$12.90	$13.30	$11.57	$11.05
Value at end of period	$11.86	$10.38	$8.14	$12.90	$13.30	$11.57
Number of accumulation units outstanding at end of period	0	0	0	4,142	3,630	1,277
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.04
Value at end of period	$12.20
Number of accumulation units outstanding at end of period	923
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.71	$8.54	$14.23	$14.29	$12.84	$11.61
Value at end of period	$13.32	$10.71	$8.54	$14.23	$14.29	$12.84
Number of accumulation units outstanding at end of period	0	11,496	5,655	4,275	3,787	1,266
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.40	$12.85	$16.86
Value at end of period	$16.94	$15.40	$12.85
Number of accumulation units outstanding at end of period	0	0	2,706
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.90	$6.90	$10.37
Value at end of period	$10.79	$8.90	$6.90
Number of accumulation units outstanding at end of period	186	404	241

		CFI 98

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.93	$10.24	$15.06
Value at end of period	$15.54	$13.93	$10.24
Number of accumulation units outstanding at end of period	238	161	90
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$9.80	$7.26	$12.86	$13.27
Value at end of period	$10.59	$9.80	$6.89	$12.86
Number of accumulation units outstanding at end of period	0	273	0	17,658
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$27.76	$15.42	$29.95	$28.92
Value at end of period	$34.91	$27.76	$15.42	$29.95
Number of accumulation units outstanding at end of period	778	0	0	6,638
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.35	$9.45	$13.77	$12.70	$11.58	$10.86
Value at end of period	$12.58	$11.35	$9.45	$13.77	$12.70	$11.58
Number of accumulation units outstanding at end of period	0	3,195	1,481	9,557	8,660	948
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.13	$10.35	$11.48
Value at end of period	$12.99	$12.13	$10.35
Number of accumulation units outstanding at end of period	0	0	5,546
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.28
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	1,419
PIONEER HIGH YIELD FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.30	$7.66	$12.28	$11.60	$10.59	$10.44	$10.07
Value at end of period	$14.33	$12.30	$7.66	$12.28	$11.60	$10.59	$10.44
Number of accumulation units outstanding at end of period	0	4,906	5,382	4,383	6	10	4,420
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.67	$9.43	$14.59	$15.29
Value at end of period	$15.72	$13.67	$9.43	$14.59
Number of accumulation units outstanding at end of period	0	0	0	12,608
TEMPLETON FOREIGN FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.69	$9.23	$17.29	$16.06
Value at end of period	$14.71	$13.69	$9.23	$17.29
Number of accumulation units outstanding at end of period	597	16,245	23,841	19,946
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.82	$8.88	$14.73	$14.47
Value at end of period	$13.14	$11.82	$8.88	$14.73
Number of accumulation units outstanding at end of period	5,030	14,426	45,109	40,247

		CFI 99

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

THE INCOME FUND OF AMERICA®
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.93	$9.69	$12.81
Value at end of period	$13.21	$11.93	$9.69
Number of accumulation units outstanding at end of period	245	225	4,265
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.27	$8.72	$11.32
Value at end of period	$11.51	$10.27	$8.72
Number of accumulation units outstanding at end of period	0	24,340	16,867
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.07	$9.39	$13.90	$15.13
Value at end of period	$14.65	$12.07	$9.39	$13.90
Number of accumulation units outstanding at end of period	0	0	29	1,895

		TABLE 15
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.80%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.37	$7.83	$11.97
Value at end of period	$10.50	$9.37	$7.83
Number of accumulation units outstanding at end of period	2,543	2,491	1,761
ALLIANZ NFJ DIVIDEND VALUE FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.21	$10.86
Value at end of period	$13.67	$12.21
Number of accumulation units outstanding at end of period	9,419	10,989
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.42	$11.75	$11.77
Value at end of period	$17.83	$14.42	$11.75
Number of accumulation units outstanding at end of period	898	771	0
AMANA GROWTH FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.28	$11.45
Value at end of period	$14.09	$12.28
Number of accumulation units outstanding at end of period	12,285	6,277
AMERICAN BALANCED FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.05	$9.22	$12.56	$11.92	$10.78	$10.57	$9.90
Value at end of period	$12.35	$11.05	$9.22	$12.56	$11.92	$10.78	$10.57
Number of accumulation units outstanding at end of period	25,093	26,974	8,385	9,504	10,487	9,696	8,141

		CFI 100

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.70	$10.75
Value at end of period	$11.16	$10.70
Number of accumulation units outstanding at end of period	5,574	2,165
ARIEL APPRECIATION FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.19	$6.95	$11.86	$12.17	$11.10	$11.01
Value at end of period	$13.24	$11.19	$6.95	$11.86	$12.17	$11.10
Number of accumulation units outstanding at end of period	128	6,761	5,308	59	3,545	3
ARIEL FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.23	$6.34	$12.38	$12.75	$11.68	$11.92
Value at end of period	$12.75	$10.23	$6.34	$12.38	$12.75	$11.68
Number of accumulation units outstanding at end of period	28,439	16,728	11,035	6,116	1,053	2,337
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during January 2010)
Value at beginning of period	$13.08
Value at end of period	$13.66
Number of accumulation units outstanding at end of period	868
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$7.78	$7.75
Value at end of period	$8.96	$7.78
Number of accumulation units outstanding at end of period	4,146	1,785
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$7.97	$5.60
Value at end of period	$9.71	$7.97
Number of accumulation units outstanding at end of period	0	393
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.85	$11.52	$19.58	$16.64	$13.82	$11.80
Value at end of period	$17.15	$15.85	$11.52	$19.58	$16.64	$13.82
Number of accumulation units outstanding at end of period	34,721	22,544	19,776	30,582	11,418	3,309
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.84	$9.58	$16.86	$14.51	$13.15	$11.38	$9.96
Value at end of period	$14.87	$12.84	$9.58	$16.86	$14.51	$13.15	$11.38
Number of accumulation units outstanding at end of period	65,184	67,268	50,973	60,747	12,660	9,993	7,423
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$9.89	$7.69	$13.57	$13.52	$13.39
Value at end of period	$11.25	$9.89	$7.69	$13.57	$13.52
Number of accumulation units outstanding at end of period	7,151	7,325	0	5,737	1,792
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$9.01	$7.11	$13.62	$10.86	$10.28	$9.84	$8.93
Value at end of period	$11.06	$9.01	$7.11	$13.62	$10.86	$10.28	$9.84
Number of accumulation units outstanding at end of period	419	1,879	0	1,705	1,481	0	2,107

		CFI 101

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.46	$9.74	$14.69	$15.20	$13.12	$13.07
Value at end of period	$15.81	$12.46	$9.74	$14.69	$15.20	$13.12
Number of accumulation units outstanding at end of period	5,837	8,635	136	5,352	2,966	80
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.33	$7.99	$14.04	$12.70	$11.93	$12.00
Value at end of period	$14.41	$11.33	$7.99	$14.04	$12.70	$11.93
Number of accumulation units outstanding at end of period	3,682	2,872	865	4,672	309	230
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.05	$8.03
Value at end of period	$9.08	$8.05
Number of accumulation units outstanding at end of period	23,608	12,424
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.20	$9.09	$15.60	$14.82	$12.97	$12.92
Value at end of period	$15.31	$12.20	$9.09	$15.60	$14.82	$12.97
Number of accumulation units outstanding at end of period	19,330	13,247	11,264	15,240	5,706	1,546
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.90	$7.87	$13.19	$11.57
Value at end of period	$13.98	$11.90	$7.87	$13.19
Number of accumulation units outstanding at end of period	79	0	2,028	2,029
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.26	$6.13	$10.07	$10.38
Value at end of period	$10.48	$8.26	$6.13	$10.07
Number of accumulation units outstanding at end of period	9,798	8,059	82	3,183
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.34	$6.74	$10.31	$10.91
Value at end of period	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	0	0	6,145	6,143
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.33
Value at end of period	$15.17
Number of accumulation units outstanding at end of period	732
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.86	$7.55	$12.52	$12.12	$10.73	$10.78
Value at end of period	$10.96	$9.86	$7.55	$12.52	$12.12	$10.73
Number of accumulation units outstanding at end of period	2,505	6,449	1,442	9,472	3,392	25
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.42	$9.00	$14.91	$13.14	$11.85	$11.77
Value at end of period	$15.80	$12.42	$9.00	$14.91	$13.14	$11.85
Number of accumulation units outstanding at end of period	7,633	9,243	5,250	11,670	1,977	81

		CFI 102

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING GLOBAL REAL ESTATE FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.97	$13.76
Value at end of period	$15.91	$13.97
Number of accumulation units outstanding at end of period	2,553	1,643
ING GNMA INCOME FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.38	$11.89	$11.22	$10.69	$10.33	$10.16	$10.09
Value at end of period	$13.05	$12.38	$11.89	$11.22	$10.69	$10.33	$10.16
Number of accumulation units outstanding at end of period	34,000	23,747	20,379	16,457	13,914	12,107	403
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.30
Value at end of period	$13.98
Number of accumulation units outstanding at end of period	613
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$9.93	$8.16	$13.15	$12.67	$11.19	$10.75	$9.67
Value at end of period	$11.18	$9.93	$8.16	$13.15	$12.67	$11.19	$10.75
Number of accumulation units outstanding at end of period	7,139	7,253	7,294	9,199	4,710	6,751	6,689
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.22	$8.62	$13.97	$13.40	$12.39	$11.29	$9.73
Value at end of period	$13.51	$11.22	$8.62	$13.97	$13.40	$12.39	$11.29
Number of accumulation units outstanding at end of period	6,450	7,264	7,010	6,379	2,581	1	388
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.54	$8.55	$13.02	$14.06	$12.50	$11.75	$9.88
Value at end of period	$12.80	$10.54	$8.55	$13.02	$14.06	$12.50	$11.75
Number of accumulation units outstanding at end of period	410	8,977	8,753	3,794	5,891	2	1,027
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.67
Value at end of period	$11.05
Number of accumulation units outstanding at end of period	2,082
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.94
Value at end of period	$11.51
Number of accumulation units outstanding at end of period	75
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.22
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	18
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.39
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	123

		CFI 103

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INTERMEDIATE BOND FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.28	$10.08	$11.29	$10.76	$10.45	$10.26	$10.21
Value at end of period	$12.28	$11.28	$10.08	$11.29	$10.76	$10.45	$10.26
Number of accumulation units outstanding at end of period	18,729	18,664	14,088	12,283	10,091	9,405	4,349
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.26	$10.21	$11.28	$10.77	$10.42	$10.26	$10.09
Value at end of period	$12.23	$11.26	$10.21	$11.28	$10.77	$10.45	$10.26
Number of accumulation units outstanding at end of period	19,064	14,238	16,571	11,961	4,851	0	1,500
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.65	$9.46	$19.79	$18.11	$17.74
Value at end of period	$16.86	$13.65	$9.46	$19.79	$18.11
Number of accumulation units outstanding at end of period	6,045	1,385	30	1,153	791
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.97	$10.28	$18.11	$16.09	$12.53	$11.54	$11.27
Value at end of period	$13.19	$12.97	$10.28	$18.11	$16.09	$12.53	$11.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,228	1,298
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$7.23	$4.68
Value at end of period	$8.16	$7.23
Number of accumulation units outstanding at end of period	0	756
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.93	$7.61	$15.75	$15.81
Value at end of period	$15.42	$12.93	$7.61	$15.75
Number of accumulation units outstanding at end of period	1,437	385	0	758
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.23	$9.81	$14.77	$14.55	$12.59	$12.59
Value at end of period	$14.92	$12.23	$9.81	$14.77	$14.55	$12.59
Number of accumulation units outstanding at end of period	9,918	7,271	0	2,450	3,049	84
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.52	$7.27	$12.08	$12.41	$11.37	$11.39
Value at end of period	$11.72	$9.52	$7.27	$12.08	$12.41	$11.37
Number of accumulation units outstanding at end of period	5,120	5,552	5,703	4,775	4,680	2,765
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.31	$7.05	$11.20	$11.28
Value at end of period	$9.67	$8.31	$7.05	$11.20
Number of accumulation units outstanding at end of period	6,731	7,608	7,164	6,740
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.16	$7.94	$13.43	$12.41
Value at end of period	$12.06	$10.16	$7.94	$13.43
Number of accumulation units outstanding at end of period	919	746	10,138	10,134

		CFI 104

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.49	$9.16	$18.30	$16.18
Value at end of period	$14.08	$12.49	$9.16	$18.30
Number of accumulation units outstanding at end of period	3,388	3,211	5,261	4,547
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.36	$9.72	$12.63	$12.26	$11.05	$11.07
Value at end of period	$12.37	$11.36	$9.72	$12.63	$12.26	$11.05
Number of accumulation units outstanding at end of period	657	568	462	422	196	121
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.92
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	13,901
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.94	$11.05	$11.03
Value at end of period	$10.83	$10.94	$11.05
Number of accumulation units outstanding at end of period	15,761	687	687
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.74	$8.50	$14.40	$13.65	$11.69	$10.07
Value at end of period	$13.49	$11.74	$8.50	$14.40	$13.65	$11.69
Number of accumulation units outstanding at end of period	8,564	20,236	16,653	16,515	8,014	1,168
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.51
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	3,184
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.28	$11.54
Value at end of period	$13.91	$12.28
Number of accumulation units outstanding at end of period	1,549	1,266
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.88	$11.53	$11.65	$10.73	$10.40	$10.37
Value at end of period	$13.75	$12.88	$11.53	$11.65	$10.73	$10.40
Number of accumulation units outstanding at end of period	25,254	12,959	429	1,990	1,567	8
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.07	$6.34	$9.18	$9.36
Value at end of period	$8.34	$7.07	$6.34	$9.18
Number of accumulation units outstanding at end of period	10,611	8,900	418	9,092
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.01	$7.32	$11.31	$11.51
Value at end of period	$10.34	$9.01	$7.32	$11.31
Number of accumulation units outstanding at end of period	1,165	35	1,064	952

		CFI 105

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$9.64
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	145
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.85	$12.15
Value at end of period	$15.13	$12.85
Number of accumulation units outstanding at end of period	1,030	1,678
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.17	$7.39	$11.15	$11.30
Value at end of period	$10.71	$9.17	$7.39	$11.15
Number of accumulation units outstanding at end of period	4	689	232	3,926
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$9.13	$7.36	$11.10	$10.61	$10.65
Value at end of period	$10.67	$9.13	$7.36	$11.10	$10.61
Number of accumulation units outstanding at end of period	2,535	903	0	665	562
ING REAL ESTATE FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.09	$10.18	$15.83	$19.11	$14.16	$12.72	$10.53
Value at end of period	$16.55	$13.09	$10.18	$15.83	$19.11	$14.16	$12.72
Number of accumulation units outstanding at end of period	358	537	2,500	3,137	1,864	5,232	2,494
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.17	$6.94
Value at end of period	$9.07	$8.17
Number of accumulation units outstanding at end of period	2,535	4,702
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.21	$5.64
Value at end of period	$10.18	$8.21
Number of accumulation units outstanding at end of period	0	64
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.72	$6.96	$7.30
Value at end of period	$10.91	$8.72	$6.96
Number of accumulation units outstanding at end of period	4,780	3,225	1,015
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.74	$10.07	$14.06
Value at end of period	$15.72	$12.74	$10.07
Number of accumulation units outstanding at end of period	1,931	1,845	936
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.79
Value at end of period	$11.34
Number of accumulation units outstanding at end of period	71,093

		CFI 106

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.05
Value at end of period	$11.81
Number of accumulation units outstanding at end of period	44,874
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21
Value at end of period	$12.01
Number of accumulation units outstanding at end of period	82,122
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.26
Value at end of period	$12.13
Number of accumulation units outstanding at end of period	22,931
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.89
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	9,321
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.50
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	17,546
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.77	$9.23	$12.19	$11.63	$10.84	$10.53	$9.91
Value at end of period	$11.85	$10.77	$9.23	$12.19	$11.63	$10.84	$10.53
Number of accumulation units outstanding at end of period	7,874	4,262	4,565	1,544	43	451	605
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.50	$8.46	$13.36	$12.84	$11.45	$10.88	$9.73
Value at end of period	$11.75	$10.50	$8.46	$13.36	$12.84	$11.45	$10.88
Number of accumulation units outstanding at end of period	37,226	31,267	28,741	10,618	242	7,031	8,778
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.64	$8.81	$12.80	$12.25	$11.13	$10.73	$9.82
Value at end of period	$11.81	$10.64	$8.81	$12.80	$12.25	$11.13	$10.73
Number of accumulation units outstanding at end of period	61,441	51,711	45,902	27,115	603	2,920	1,748
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.22	$9.25	$12.88	$12.45	$12.40
Value at end of period	$13.81	$12.22	$9.25	$12.88	$12.45
Number of accumulation units outstanding at end of period	136,494	114,520	85,128	45,720	37
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.82	$6.76	$11.61
Value at end of period	$12.52	$9.82	$6.76
Number of accumulation units outstanding at end of period	1,074	1,557	450

		CFI 107

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.97	$8.86	$13.90	$13.71
Value at end of period	$12.50	$10.97	$8.86	$13.90
Number of accumulation units outstanding at end of period	13,633	6,500	3,700	3,411
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.08	$7.84	$13.70	$12.60	$11.24	$11.29
Value at end of period	$12.82	$11.08	$7.84	$13.70	$12.60	$11.24
Number of accumulation units outstanding at end of period	6,877	7,974	11,813	13,424	4,154	1,352
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.87	$7.55	$12.81	$13.07
Value at end of period	$10.64	$9.87	$7.55	$12.81
Number of accumulation units outstanding at end of period	0	0	0	5
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.22	$10.06	$16.83	$17.11
Value at end of period	$14.14	$13.22	$10.06	$16.83
Number of accumulation units outstanding at end of period	3,249	6,297	3,110	4,871
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.70	$10.17
Value at end of period	$11.24	$10.70
Number of accumulation units outstanding at end of period	0	241
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.35	$8.12	$12.88	$13.28	$11.56	$11.28
Value at end of period	$11.82	$10.35	$8.12	$12.88	$13.28	$11.56
Number of accumulation units outstanding at end of period	13,633	15,544	19,079	23,331	11,129	6,682
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.47	$9.64	$13.64	$12.68	$12.73
Value at end of period	$12.16	$11.47	$9.64	$13.64	$12.68
Number of accumulation units outstanding at end of period	6,461	3,435	220	3,790	906
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$31.53	$24.98	$32.64
Value at end of period	$32.68	$31.53	$24.98
Number of accumulation units outstanding at end of period	363	320	267
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.06	$10.71
Value at end of period	$14.55	$13.06
Number of accumulation units outstanding at end of period	5,278	2,910
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.64
Value at end of period	$16.49
Number of accumulation units outstanding at end of period	1,711

		CFI 108

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

LAZARD EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.74
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	16
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$7.29	$6.91
Value at end of period	$8.88	$7.29
Number of accumulation units outstanding at end of period	1,063	1,062
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.68	$8.52	$14.21	$14.27	$12.83	$11.98	$11.65
Value at end of period	$13.28	$10.68	$8.52	$14.21	$14.27	$12.83	$11.98
Number of accumulation units outstanding at end of period	9,192	8,873	11,120	13,116	358	13,019	6,143
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$15.13	$11.77	$17.25	$15.78	$13.23	$11.80	$11.54
Value at end of period	$18.91	$15.13	$11.77	$17.25	$15.78	$13.23	$11.80
Number of accumulation units outstanding at end of period	3,392	3,472	3,421	3,380	113	10,892	8,245
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.03	$7.93	$12.72	$11.53	$10.84	$10.89
Value at end of period	$12.46	$11.03	$7.93	$12.72	$11.53	$10.84
Number of accumulation units outstanding at end of period	1,136	1,256	865	989	504	236
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.35	$12.82	$17.68	$16.09	$13.21	$12.14
Value at end of period	$16.88	$15.35	$12.82	$17.68	$16.09	$13.21
Number of accumulation units outstanding at end of period	12,988	9,342	5,219	6,902	175	44
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.88	$6.90	$10.75
Value at end of period	$10.76	$8.88	$6.90
Number of accumulation units outstanding at end of period	7,818	3,033	368
NEW PERSPECTIVE FUND®
(Funds were first received in this option during December 2004)
Value at beginning of period	$13.89	$10.22	$16.63	$14.50	$12.23	$11.12	$10.93
Value at end of period	$15.48	$13.89	$10.22	$16.63	$14.50	$12.23	$11.12
Number of accumulation units outstanding at end of period	8,447	3,950	3,118	7,472	7,472	6,622	4,726
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.77	$6.87	$12.83	$13.65
Value at end of period	$10.56	$9.77	$6.87	$12.83
Number of accumulation units outstanding at end of period	0	0	0	15
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$27.67	$15.38	$29.89	$22.56	$18.20	$13.02	$12.42
Value at end of period	$34.79	$27.67	$15.38	$29.89	$22.56	$18.20	$13.02
Number of accumulation units outstanding at end of period	12,646	13,444	11,351	11,968	1,949	7,797	4,445

		CFI 109

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.86	$9.31	$15.75	$15.50
Value at end of period	$14.73	$12.86	$9.31	$15.75
Number of accumulation units outstanding at end of period	0	0	61	121
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.13
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	85
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.32	$9.42	$13.74	$12.68	$11.57	$11.61
Value at end of period	$12.54	$11.32	$9.42	$13.74	$12.68	$11.57
Number of accumulation units outstanding at end of period	3,330	1,386	510	784	249	267
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.11	$10.55
Value at end of period	$12.96	$12.11
Number of accumulation units outstanding at end of period	104	449
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$9.97
Value at end of period	$10.42
Number of accumulation units outstanding at end of period	125
PIONEER HIGH YIELD FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.26	$7.65	$12.26	$11.58	$10.58	$10.44	$9.86
Value at end of period	$14.28	$12.26	$7.65	$12.26	$11.58	$10.58	$10.44
Number of accumulation units outstanding at end of period	3,043	7,469	10,964	21,832	167	3,755	4,664
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.66
Value at end of period	$15.66
Number of accumulation units outstanding at end of period	1,095
TEMPLETON FOREIGN FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.65	$9.21	$17.25	$16.03
Value at end of period	$14.66	$13.65	$9.21	$17.25
Number of accumulation units outstanding at end of period	3,934	3,638	1,677	1,359
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.79	$8.86	$14.70	$13.40	$12.21	$10.81	$10.61
Value at end of period	$13.09	$11.79	$8.86	$14.70	$13.40	$12.21	$10.81
Number of accumulation units outstanding at end of period	56,948	56,304	38,240	40,795	15,144	23,142	13,509
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.89	$9.66	$13.75	$13.41	$11.28	$11.32
Value at end of period	$13.16	$11.89	$9.66	$13.75	$13.41	$11.28
Number of accumulation units outstanding at end of period	11,224	8,462	5,661	10,956	7,481	29

		CFI 110

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.08	$9.62	$14.12	$13.74
Value at end of period	$12.53	$11.08	$9.62	$14.12
Number of accumulation units outstanding at end of period	0	4,193	0	3,243
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.67	$7.76	$13.01	$12.81
Value at end of period	$13.86	$10.67	$7.76	$13.01
Number of accumulation units outstanding at end of period	0	192	0	21
WANGER INTERNATIONAL
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.38	$8.37
Value at end of period	$10.37	$8.38
Number of accumulation units outstanding at end of period	1,769	505
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.24	$8.70	$13.16	$12.80	$10.97	$10.72	$9.90
Value at end of period	$11.47	$10.24	$8.70	$13.16	$12.80	$10.97	$10.72
Number of accumulation units outstanding at end of period	3,269	8,479	15,133	7,538	8,440	13,066	9,936
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.04	$9.37	$13.87	$15.25	$12.69	$12.78
Value at end of period	$14.60	$12.04	$9.37	$13.87	$15.25	$12.69
Number of accumulation units outstanding at end of period	6,611	6,760	6,068	5,423	4,641	4,375

		TABLE 16
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.85%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.34	$7.81	$13.32	$12.76	$11.30
Value at end of period	$10.46	$9.34	$7.81	$13.32	$12.76
Number of accumulation units outstanding at end of period	0	8,088	6,124	333	2,628
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.38	$11.72	$16.11	$15.35	$13.98
Value at end of period	$17.77	$14.38	$11.72	$16.11	$15.35
Number of accumulation units outstanding at end of period	676	20,835	16,745	17,728	16,924
AMANA GROWTH FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$13.20
Value at end of period	$14.08
Number of accumulation units outstanding at end of period	3,003

		CFI 111

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

AMERICAN BALANCED FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.02	$9.20	$12.53	$11.90	$10.97
Value at end of period	$12.30	$11.02	$9.20	$12.53	$11.90
Number of accumulation units outstanding at end of period	35	5,448	4,758	16,802	3,400
ARIEL APPRECIATION FUND
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.16	$6.93	$11.84	$12.15	$10.52
Value at end of period	$13.19	$11.16	$6.93	$11.84	$12.15
Number of accumulation units outstanding at end of period	0	888	888	887	888
ARIEL FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.20	$6.32	$12.36	$12.73	$12.44
Value at end of period	$12.70	$10.20	$6.32	$12.36	$12.73
Number of accumulation units outstanding at end of period	33	5,702	3,705	4,510	4,030
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.60
Value at end of period	$11.80
Number of accumulation units outstanding at end of period	299
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$15.80	$11.49	$19.54	$16.62	$13.97
Value at end of period	$17.09	$15.80	$11.49	$19.54	$16.62
Number of accumulation units outstanding at end of period	2,216	3,977	2,740	809	512
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.80	$9.55	$16.83	$14.49	$13.13
Value at end of period	$14.82	$12.80	$9.55	$16.83	$14.49
Number of accumulation units outstanding at end of period	26,962	21,001	14,139	13,706	10,058
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$9.86	$7.67	$13.54	$13.51	$11.81
Value at end of period	$11.21	$9.86	$7.67	$13.54	$13.51
Number of accumulation units outstanding at end of period	1,916	0	0	3,616	189
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$8.48
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	6,039
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.42	$9.72	$14.66	$15.18	$14.27
Value at end of period	$15.76	$12.42	$9.72	$14.66	$15.18
Number of accumulation units outstanding at end of period	90	1,499	1,346	2,376	2,650
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.30	$7.97	$14.02	$12.68	$12.66
Value at end of period	$14.36	$11.30	$7.97	$14.02	$12.68
Number of accumulation units outstanding at end of period	16	6,074	4,162	3,384	2,510

		CFI 112

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.04	$6.26
Value at end of period	$9.06	$8.04
Number of accumulation units outstanding at end of period	467	293
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.50	$10.03	$13.78	$14.44
Value at end of period	$16.33	$13.50	$10.03	$13.78
Number of accumulation units outstanding at end of period	958	0	0	1,363
ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.85
Value at end of period	$11.80
Number of accumulation units outstanding at end of period	2,002
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.16	$9.07	$15.57	$14.80	$13.88
Value at end of period	$15.25	$12.16	$9.07	$15.57	$14.80
Number of accumulation units outstanding at end of period	3,632	19,885	16,166	13,631	12,274
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.93
Value at end of period	$13.93
Number of accumulation units outstanding at end of period	775
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.24	$6.12	$10.06	$12.33	$11.79
Value at end of period	$10.45	$8.24	$6.12	$10.06	$12.33
Number of accumulation units outstanding at end of period	647	3,377	1,624	2,325	1,171
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.33	$6.73	$9.90
Value at end of period	$10.35	$8.33	$6.73
Number of accumulation units outstanding at end of period	0	3,082	2,213
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.95
Value at end of period	$15.16
Number of accumulation units outstanding at end of period	490
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.83	$7.53	$12.49	$12.10	$10.68
Value at end of period	$10.92	$9.83	$7.53	$12.49	$12.10
Number of accumulation units outstanding at end of period	0	471	422	514	327
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.39	$8.98	$14.89	$13.13	$12.01
Value at end of period	$15.76	$12.39	$8.98	$14.89	$13.13
Number of accumulation units outstanding at end of period	2,107	4,252	3,197	1,902	1,647

		CFI 113

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.58
Value at end of period	$14.86
Number of accumulation units outstanding at end of period	3,462
ING GNMA INCOME FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.35	$11.86	$11.20	$10.67	$10.31
Value at end of period	$13.00	$12.35	$11.86	$11.20	$10.67
Number of accumulation units outstanding at end of period	11,312	25,702	9,001	735	4,398
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.39	$11.26
Value at end of period	$13.97	$12.39
Number of accumulation units outstanding at end of period	7	724
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.90	$8.14	$13.12	$12.65	$11.44
Value at end of period	$11.14	$9.90	$8.14	$13.12	$12.65
Number of accumulation units outstanding at end of period	5,017	1,950	2,569	3,091	5,307
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.18	$8.60	$13.94	$13.38	$12.36
Value at end of period	$13.47	$11.18	$8.60	$13.94	$13.38
Number of accumulation units outstanding at end of period	2,984	2,401	2,449	3,091	3,079
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.51	$8.53	$13.00	$14.04	$12.79
Value at end of period	$12.75	$10.51	$8.53	$13.00	$14.04
Number of accumulation units outstanding at end of period	1,431	1,252	700	4,342	3,011
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.25	$10.06	$11.27	$10.75	$10.45
Value at end of period	$12.23	$11.25	$10.06	$11.27	$10.75
Number of accumulation units outstanding at end of period	432	6,185	3,452	8,526	17,702
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.23	$10.18	$11.26	$10.75	$10.30
Value at end of period	$12.18	$11.23	$10.18	$11.26	$10.75
Number of accumulation units outstanding at end of period	6,245	7,728	6,165	43	7
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.61	$9.44	$19.75	$18.08	$15.23
Value at end of period	$16.81	$13.61	$9.44	$19.75	$18.08
Number of accumulation units outstanding at end of period	0	1,152	1,425	1,316	1,035
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.93	$10.26	$17.31
Value at end of period	$13.14	$12.93	$10.26
Number of accumulation units outstanding at end of period	0	318	247

		CFI 114

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$8.06
Value at end of period	$8.15
Number of accumulation units outstanding at end of period	42
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.07
Value at end of period	$15.38
Number of accumulation units outstanding at end of period	2,932
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.29	$7.04	$11.19	$11.27
Value at end of period	$9.64	$8.29	$7.04	$11.19
Number of accumulation units outstanding at end of period	2,717	68,284	58,225	52,662
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.46	$9.14	$18.27	$15.30	$13.09
Value at end of period	$14.04	$12.46	$9.14	$18.27	$15.30
Number of accumulation units outstanding at end of period	532	463	172	152	119
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.19
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	79
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.90
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	1,048
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.72	$8.49	$14.38	$13.64	$12.29
Value at end of period	$13.45	$11.72	$8.49	$14.38	$13.64
Number of accumulation units outstanding at end of period	16,869	15,434	13,164	15,777	14,061
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.42	$8.54
Value at end of period	$11.94	$10.42
Number of accumulation units outstanding at end of period	8,207	2,248
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$12.82
Value at end of period	$13.88
Number of accumulation units outstanding at end of period	82
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.85	$11.50	$11.62	$10.71	$10.39
Value at end of period	$13.70	$12.85	$11.50	$11.62	$10.71
Number of accumulation units outstanding at end of period	9,300	39,094	34,072	25,396	22,054

		CFI 115

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.05	$6.34	$9.17	$9.35
Value at end of period	$8.32	$7.05	$6.34	$9.17
Number of accumulation units outstanding at end of period	0	4,156	0	98
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.99	$7.31	$11.30	$11.50
Value at end of period	$10.32	$8.99	$7.31	$11.30
Number of accumulation units outstanding at end of period	6,135	1,871	1,436	2,341
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.82	$7.76	$11.11	$10.83
Value at end of period	$15.09	$12.82	$7.76	$11.11
Number of accumulation units outstanding at end of period	11	0	0	54
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.15	$7.38	$11.14	$11.29
Value at end of period	$10.69	$9.15	$7.38	$11.14
Number of accumulation units outstanding at end of period	0	366	333	423
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.11	$7.35	$10.50
Value at end of period	$10.64	$9.11	$7.35
Number of accumulation units outstanding at end of period	0	2,512	1,923
ING REAL ESTATE FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.05	$10.16	$15.80	$19.09	$15.53
Value at end of period	$16.49	$13.05	$10.16	$15.80	$19.09
Number of accumulation units outstanding at end of period	4,745	15,439	12,248	15,542	21,470
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$7.84
Value at end of period	$9.05
Number of accumulation units outstanding at end of period	961
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.71	$6.31
Value at end of period	$10.89	$8.71
Number of accumulation units outstanding at end of period	0	61
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.32
Value at end of period	$15.66
Number of accumulation units outstanding at end of period	12,201
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.79
Value at end of period	$11.34
Number of accumulation units outstanding at end of period	5,194

		CFI 116

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.05
Value at end of period	$11.80
Number of accumulation units outstanding at end of period	16,976
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	11,311
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.26
Value at end of period	$12.12
Number of accumulation units outstanding at end of period	6,094
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.50
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	5,452
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.74	$9.21	$12.17	$11.61	$11.01
Value at end of period	$11.81	$10.74	$9.21	$12.17	$11.61
Number of accumulation units outstanding at end of period	9	12,103	9,649	9,701	5,186
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.46	$8.44	$13.33	$12.82	$12.50
Value at end of period	$11.71	$10.46	$8.44	$13.33	$12.82
Number of accumulation units outstanding at end of period	294	190	88	0	201
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.61	$8.79	$12.78	$12.23	$11.41
Value at end of period	$11.76	$10.61	$8.79	$12.78	$12.23
Number of accumulation units outstanding at end of period	633	3,794	3,131	4,491	26,739
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.19	$9.24	$12.86	$12.44	$11.31
Value at end of period	$13.77	$12.19	$9.24	$12.86	$12.44
Number of accumulation units outstanding at end of period	24,449	7,820	6,498	1,842	2,421
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.80	$6.75	$11.98	$10.65	$9.58
Value at end of period	$12.49	$9.80	$6.75	$11.98	$10.65
Number of accumulation units outstanding at end of period	0	1,120	1,120	1,083	1,016
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.94	$8.83	$13.87	$13.59	$11.73
Value at end of period	$12.45	$10.94	$8.83	$13.87	$13.59
Number of accumulation units outstanding at end of period	1,268	593	438	370	294

		CFI 117

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.05	$7.82	$13.67	$12.76
Value at end of period	$12.77	$11.05	$7.82	$13.67
Number of accumulation units outstanding at end of period	1,875	0	0	859
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.20	$10.05	$16.82	$17.10
Value at end of period	$14.11	$13.20	$10.05	$16.82
Number of accumulation units outstanding at end of period	214	1,922	24	41
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.32	$8.10	$12.85	$13.27	$12.96
Value at end of period	$11.78	$10.32	$8.10	$12.85	$13.27
Number of accumulation units outstanding at end of period	7	654	286	55	2
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.45	$9.62	$12.43
Value at end of period	$12.13	$11.45	$9.62
Number of accumulation units outstanding at end of period	464	54	13
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.59
Value at end of period	$14.50
Number of accumulation units outstanding at end of period	6,355
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.72
Value at end of period	$14.51
Number of accumulation units outstanding at end of period	81
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during August 2006)
Value at beginning of period	$15.30	$12.79	$17.65	$16.07	$14.28
Value at end of period	$16.82	$15.30	$12.79	$17.65	$16.07
Number of accumulation units outstanding at end of period	842	15,765	14,643	19,681	9,820
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.87	$6.89	$11.41	$10.72	$10.32
Value at end of period	$10.74	$8.87	$6.89	$11.41	$10.72
Number of accumulation units outstanding at end of period	4,077	2,339	1,744	1,140	594
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.85	$10.19	$16.59	$14.47	$12.67
Value at end of period	$15.43	$13.85	$10.19	$16.59	$14.47
Number of accumulation units outstanding at end of period	4,928	19,909	17,037	19,299	13,528
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$9.74	$6.86	$12.81	$11.38	$11.07
Value at end of period	$10.52	$9.74	$6.86	$12.81	$11.38
Number of accumulation units outstanding at end of period	7	6,717	5,224	4,661	18,737

		CFI 118

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$27.59	$15.34	$29.83	$22.52	$20.34
Value at end of period	$34.67	$27.59	$15.34	$29.83	$22.52
Number of accumulation units outstanding at end of period	3,202	1,706	0	0	4,032
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.27
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	123
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.29	$9.40	$13.71	$12.66	$11.93
Value at end of period	$12.50	$11.29	$9.40	$13.71	$12.66
Number of accumulation units outstanding at end of period	2	3,465	1,386	2,174	1,189
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.09	$10.41
Value at end of period	$12.92	$12.09
Number of accumulation units outstanding at end of period	4,446	91
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.08	$5.26	$11.74
Value at end of period	$10.40	$9.08	$5.26
Number of accumulation units outstanding at end of period	8	3,722	2,165
PIONEER HIGH YIELD FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.23	$7.63	$12.23	$11.56	$10.87
Value at end of period	$14.23	$12.23	$7.63	$12.23	$11.56
Number of accumulation units outstanding at end of period	157	11,649	9,819	10,080	13,994
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.59	$9.38	$14.53	$14.64	$14.00
Value at end of period	$15.61	$13.59	$9.38	$14.53	$14.64
Number of accumulation units outstanding at end of period	0	0	0	0	10,314
TEMPLETON FOREIGN FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.61	$9.19	$17.22	$14.84	$12.99
Value at end of period	$14.61	$13.61	$9.19	$17.22	$14.84
Number of accumulation units outstanding at end of period	396	13,107	11,307	10,494	12,237
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.75	$8.84	$14.67	$13.38	$12.54
Value at end of period	$13.05	$11.75	$8.84	$14.67	$13.38
Number of accumulation units outstanding at end of period	5,212	69,189	58,740	60,672	53,060
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.85	$9.64	$13.73	$13.53
Value at end of period	$13.12	$11.85	$9.64	$13.73
Number of accumulation units outstanding at end of period	0	3,280	127	3,661

		CFI 119

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

WANGER INTERNATIONAL
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.37	$5.65	$10.02
Value at end of period	$10.35	$8.37	$5.65
Number of accumulation units outstanding at end of period	3,359	1,501	1,483
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.21	$8.68	$13.13	$12.78	$11.37
Value at end of period	$11.43	$10.21	$8.68	$13.13	$12.78
Number of accumulation units outstanding at end of period	81	11,336	9,234	14,468	8,016
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.00	$9.34	$13.84	$15.23	$14.74
Value at end of period	$14.55	$12.00	$9.34	$13.84	$15.23
Number of accumulation units outstanding at end of period	0	2,010	0	0	2,643

		TABLE 17
	FOR CONTRACTS WITH DAILY ASSET CHARGE OF 0.90%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

ALGER GREEN FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.45
Value at end of period	$8.90
Number of accumulation units outstanding at end of period	241
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.34	$11.70	$16.08	$15.32	$13.24
Value at end of period	$17.71	$14.34	$11.70	$16.08	$15.32
Number of accumulation units outstanding at end of period	0	0	0	1,311	970
AMANA INCOME FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.08
Value at end of period	$13.33
Number of accumulation units outstanding at end of period	107
AMERICAN BALANCED FUND®
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.98	$9.18	$12.51	$11.88	$10.76	$10.54
Value at end of period	$12.26	$10.98	$9.18	$12.51	$11.88	$10.76
Number of accumulation units outstanding at end of period	25,407	44,958	34,462	142,960	19,860	13,725
ARIEL APPRECIATION FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.13	$6.92	$11.82	$12.14	$11.08	$10.90	$9.67
Value at end of period	$13.15	$11.13	$6.92	$11.82	$12.14	$11.08	$10.90
Number of accumulation units outstanding at end of period	0	129	105	846	11,953	9,152	141

		CFI 120

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ARIEL FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.17	$6.30	$12.34	$12.71	$11.66	$11.70	$9.90
Value at end of period	$12.66	$10.17	$6.30	$12.34	$12.71	$11.66	$11.70
Number of accumulation units outstanding at end of period	1,754	10,584	12,232	11,493	3,322	2,635	2,340
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.75	$11.46	$19.50	$16.60	$13.79	$11.53	$9.54
Value at end of period	$17.03	$15.75	$11.46	$19.50	$16.60	$13.79	$11.53
Number of accumulation units outstanding at end of period	11,854	17,151	21,096	12,126	4,275	3,550	2,625
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.77	$9.53	$16.80	$14.47	$13.12	$11.37	$9.96
Value at end of period	$14.77	$12.77	$9.53	$16.80	$14.47	$13.12	$11.37
Number of accumulation units outstanding at end of period	17,372	29,177	38,374	32,634	13,254	7,727	3,585
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.83	$7.65	$13.51	$13.48
Value at end of period	$11.18	$9.83	$7.65	$13.51
Number of accumulation units outstanding at end of period	2,368	0	8,371	9,499
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.38	$9.69	$13.66
Value at end of period	$15.70	$12.38	$9.69
Number of accumulation units outstanding at end of period	0	46	567
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.26	$7.95	$13.99	$12.67	$11.20
Value at end of period	$14.31	$11.26	$7.95	$13.99	$12.67
Number of accumulation units outstanding at end of period	0	0	4	16,419	17,783
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.13
Value at end of period	$9.05
Number of accumulation units outstanding at end of period	4,037
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.46	$10.01	$12.90
Value at end of period	$16.28	$13.46	$10.01
Number of accumulation units outstanding at end of period	960	848	671
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.12	$9.05	$15.54	$14.93
Value at end of period	$15.20	$12.12	$9.05	$15.54
Number of accumulation units outstanding at end of period	3,011	8,067	8,759	38,023
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.83	$7.83	$13.14	$11.16	$10.80
Value at end of period	$13.88	$11.83	$7.83	$13.14	$11.16
Number of accumulation units outstanding at end of period	60	0	3,362	2,454	42

		CFI 121

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.23	$6.12	$10.60
Value at end of period	$10.43	$8.23	$6.12
Number of accumulation units outstanding at end of period	1,466	1,142	1,175
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.31	$6.73	$10.01
Value at end of period	$10.32	$8.31	$6.73
Number of accumulation units outstanding at end of period	2,673	1,641	1,284
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.12
Value at end of period	$15.14
Number of accumulation units outstanding at end of period	108
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.80	$7.51	$10.34
Value at end of period	$10.88	$9.80	$7.51
Number of accumulation units outstanding at end of period	1,695	1,051	1,850
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.36	$8.96	$14.87	$14.38
Value at end of period	$15.71	$12.36	$8.96	$14.87
Number of accumulation units outstanding at end of period	2,921	3,054	3,608	3,469
ING GNMA INCOME FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.31	$11.83	$11.17	$10.66	$10.31	$10.15	$9.82
Value at end of period	$12.96	$12.31	$11.83	$11.17	$10.66	$10.31	$10.15
Number of accumulation units outstanding at end of period	7,689	5,876	6,534	13,831	2,118	1,823	1,552
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.87	$8.12	$13.10	$13.39
Value at end of period	$11.10	$9.87	$8.12	$13.10
Number of accumulation units outstanding at end of period	0	0	0	8,506
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.15	$8.58	$13.92	$14.25
Value at end of period	$13.42	$11.15	$8.58	$13.92
Number of accumulation units outstanding at end of period	5,826	10,552	7,620	6,507
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.48	$8.51	$12.97	$14.02	$12.47	$11.77
Value at end of period	$12.71	$10.48	$8.51	$12.97	$14.02	$12.47
Number of accumulation units outstanding at end of period	3,985	210	3,427	7,557	5,381	5,986
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.66
Value at end of period	$11.71
Number of accumulation units outstanding at end of period	625

		CFI 122

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.48
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	1,337
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$9.87
Value at end of period	$11.51
Number of accumulation units outstanding at end of period	14
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.21	$10.03	$11.25	$10.73	$10.43	$10.25	$9.75
Value at end of period	$12.19	$11.21	$10.03	$11.25	$10.73	$10.43	$10.25
Number of accumulation units outstanding at end of period	5,328	8,132	20,774	17,745	18,116	14,799	1,306
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.19	$10.16	$11.24	$10.73	$10.36
Value at end of period	$12.14	$11.19	$10.16	$11.24	$10.73
Number of accumulation units outstanding at end of period	6,361	1,370	758	8,482	1,077
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$7.35
Value at end of period	$7.98
Number of accumulation units outstanding at end of period	231
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.57	$9.41	$18.23
Value at end of period	$16.75	$13.57	$9.41
Number of accumulation units outstanding at end of period	0	3,835	3,472
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.89	$10.23	$10.17
Value at end of period	$13.10	$12.89	$10.23
Number of accumulation units outstanding at end of period	0	0	6
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.89	$7.59	$11.12
Value at end of period	$15.35	$12.89	$7.59
Number of accumulation units outstanding at end of period	0	0	441
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.16	$9.76	$14.72	$15.53
Value at end of period	$14.82	$12.16	$9.76	$14.72
Number of accumulation units outstanding at end of period	1,361	2,287	2,156	24,334
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.11	$7.91	$13.39	$12.27
Value at end of period	$11.99	$10.11	$7.91	$13.39
Number of accumulation units outstanding at end of period	0	0	924	808

		CFI 123

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.29	$9.67	$12.58	$12.22	$12.28
Value at end of period	$12.28	$11.29	$9.67	$12.58	$12.22
Number of accumulation units outstanding at end of period	75	0	0	0	2
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.91
Value at end of period	$12.29
Number of accumulation units outstanding at end of period	8,307
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.88	$11.00	$11.00
Value at end of period	$10.75	$10.88	$11.00
Number of accumulation units outstanding at end of period	0	13,363	24,465
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.69	$8.47	$14.35	$13.63	$11.68	$9.88
Value at end of period	$13.41	$11.69	$8.47	$14.35	$13.63	$11.68
Number of accumulation units outstanding at end of period	8,092	10,695	8,985	40,883	14,323	9,486
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.41	$8.66	$10.17
Value at end of period	$11.92	$10.41	$8.66
Number of accumulation units outstanding at end of period	0	0	516
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.81	$11.48	$11.60	$10.67
Value at end of period	$13.65	$12.81	$11.48	$11.60
Number of accumulation units outstanding at end of period	3,524	15,915	17,094	28,272
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.04	$6.33	$9.17	$9.34
Value at end of period	$8.30	$7.04	$6.33	$9.17
Number of accumulation units outstanding at end of period	1,424	17,766	22,975	23,354
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.94	$7.28	$7.23
Value at end of period	$10.26	$8.94	$7.28
Number of accumulation units outstanding at end of period	0	106	10
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.83
Value at end of period	$15.06
Number of accumulation units outstanding at end of period	1,292
ING REAL ESTATE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.01	$10.13	$15.77	$19.06	$14.13	$12.71	$9.07
Value at end of period	$16.44	$13.01	$10.13	$15.77	$19.06	$14.13	$12.71
Number of accumulation units outstanding at end of period	3,781	1,714	6,192	6,493	1,133	1,034	1,175

		CFI 124

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.36
Value at end of period	$9.04
Number of accumulation units outstanding at end of period	3
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.01
Value at end of period	$10.15
Number of accumulation units outstanding at end of period	48
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.66	$10.02	$14.20
Value at end of period	$15.61	$12.66	$10.02
Number of accumulation units outstanding at end of period	3,707	5,030	3,899
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.79
Value at end of period	$11.33
Number of accumulation units outstanding at end of period	6,759
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.05
Value at end of period	$11.80
Number of accumulation units outstanding at end of period	20,323
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	19,069
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.26
Value at end of period	$12.12
Number of accumulation units outstanding at end of period	16,356
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.50
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	89
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.71	$9.18	$12.14	$11.60	$10.81	$10.53	$9.68
Value at end of period	$11.77	$10.71	$9.18	$12.14	$11.60	$10.81	$10.53
Number of accumulation units outstanding at end of period	10,495	6,755	6,339	5,674	3,155	2,562	683
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.43	$8.42	$13.31	$12.80	$11.43	$10.87	$9.58
Value at end of period	$11.67	$10.43	$8.42	$13.31	$12.80	$11.43	$10.87
Number of accumulation units outstanding at end of period	9,849	6,552	4,213	7,420	3,942	3,326	401

		CFI 125

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.58	$8.77	$12.75	$12.22	$10.94
Value at end of period	$11.72	$10.58	$8.77	$12.75	$12.22
Number of accumulation units outstanding at end of period	17,626	22,648	19,263	5,601	302
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.16	$9.22	$12.85	$12.43	$11.75
Value at end of period	$13.73	$12.16	$9.22	$12.85	$12.43
Number of accumulation units outstanding at end of period	100	0	39,036	36,033	28
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.86
Value at end of period	$12.46
Number of accumulation units outstanding at end of period	4,605
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.90	$8.81	$13.84	$13.57	$11.66
Value at end of period	$12.41	$10.90	$8.81	$13.84	$13.57
Number of accumulation units outstanding at end of period	1,911	1,586	559	31,713	40
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.02	$7.80	$12.87
Value at end of period	$12.73	$11.02	$7.80
Number of accumulation units outstanding at end of period	2,056	504	249
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.18	$10.04	$16.80	$17.08
Value at end of period	$14.08	$13.18	$10.04	$16.80
Number of accumulation units outstanding at end of period	823	1,294	1,187	1,483
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.29	$8.08	$12.83	$13.25	$11.54	$11.25	$9.74
Value at end of period	$11.74	$10.29	$8.08	$12.83	$13.25	$11.54	$11.25
Number of accumulation units outstanding at end of period	7,543	2,648	1,935	2,230	1,994	1,512	1,437
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.01
Value at end of period	$12.10
Number of accumulation units outstanding at end of period	274
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$31.21
Value at end of period	$32.50
Number of accumulation units outstanding at end of period	47
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.98	$10.08	$14.04	$12.91	$11.56
Value at end of period	$14.45	$12.98	$10.08	$14.04	$12.91
Number of accumulation units outstanding at end of period	0	0	0	242	142

		CFI 126

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$15.04	$11.71	$17.18	$15.73	$14.11
Value at end of period	$18.78	$15.04	$11.71	$17.18	$15.73
Number of accumulation units outstanding at end of period	0	0	0	2,543	2,204
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$15.26	$12.75	$17.61	$16.05	$13.40
Value at end of period	$16.76	$15.26	$12.75	$17.61	$16.05
Number of accumulation units outstanding at end of period	4,772	2,865	14,654	14,181	5,333
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.85	$6.88	$11.10
Value at end of period	$10.71	$8.85	$6.88
Number of accumulation units outstanding at end of period	614	73	61
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.81	$10.17	$16.56	$14.44
Value at end of period	$15.38	$13.81	$10.17	$16.56
Number of accumulation units outstanding at end of period	75	3,715	6,272	4,468
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.90
Value at end of period	$10.48
Number of accumulation units outstanding at end of period	6,054
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$27.51	$15.31	$29.78	$22.49	$18.17	$13.00	$9.10
Value at end of period	$34.55	$27.51	$15.31	$29.78	$22.49	$18.17	$13.00
Number of accumulation units outstanding at end of period	4,799	4,083	3,897	25,983	27,740	7,306	4,179
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.25	$9.38	$13.68	$12.64	$12.67
Value at end of period	$12.45	$11.25	$9.38	$13.68	$12.64
Number of accumulation units outstanding at end of period	0	713	8,300	8,417	5
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.06	$10.31	$11.69
Value at end of period	$12.89	$12.06	$10.31
Number of accumulation units outstanding at end of period	0	0	757
PIONEER HIGH YIELD FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.19	$7.61	$12.21	$11.55	$10.56	$10.43	$9.57
Value at end of period	$14.18	$12.19	$7.61	$12.21	$11.55	$10.56	$10.43
Number of accumulation units outstanding at end of period	7,811	3,654	19,312	16,094	4,063	2,469	2,447
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.55	$9.36	$14.50	$14.62	$12.32	$11.60	$9.81
Value at end of period	$15.55	$13.55	$9.36	$14.50	$14.62	$12.32	$11.60
Number of accumulation units outstanding at end of period	3,446	4,403	4,500	5,431	7,212	5,555	7,662

		CFI 127

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.72	$8.82	$14.64	$13.36	$12.19	$10.80	$9.74
Value at end of period	$13.00	$11.72	$8.82	$14.64	$13.36	$12.19	$10.80
Number of accumulation units outstanding at end of period	54,534	51,448	55,641	29,495	15,726	11,028	4,724
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.82	$9.61	$13.70	$13.37	$11.25	$11.02	$9.65
Value at end of period	$13.07	$11.82	$9.61	$13.70	$13.37	$11.25	$11.02
Number of accumulation units outstanding at end of period	2,937	7,733	6,828	2,355	2,588	1,015	1,294
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.18	$8.66	$13.10	$12.76	$10.95	$10.71	$9.75
Value at end of period	$11.39	$10.18	$8.66	$13.10	$12.76	$10.95	$10.71
Number of accumulation units outstanding at end of period	7,714	5,980	6,316	2,785	9,015	7,004	2,066
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.97	$9.32	$13.82	$15.05
Value at end of period	$14.50	$11.97	$9.32	$13.82
Number of accumulation units outstanding at end of period	0	0	5,060	5,224

		TABLE 18
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.95%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005

AMERICAN BALANCED FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.95	$9.16	$12.48	$11.86	$10.75	$10.31
Value at end of period	$12.22	$10.95	$9.16	$12.48	$11.86	$10.75
Number of accumulation units outstanding at end of period	67,685	69,233	65,199	63,383	115,360	106,951
ARIEL FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.14	$6.29	$12.31	$12.69	$11.65	$11.76
Value at end of period	$12.61	$10.14	$6.29	$12.31	$12.69	$11.65
Number of accumulation units outstanding at end of period	15,794	17,454	10,131	11,197	2,753	3,037
COLUMBIASM ACORN® FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.06
Value at end of period	$13.20
Number of accumulation units outstanding at end of period	231
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$8.28
Value at end of period	$9.67
Number of accumulation units outstanding at end of period	308

		CFI 128

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.71	$11.43	$19.46	$16.59
Value at end of period	$16.97	$15.71	$11.43	$19.46
Number of accumulation units outstanding at end of period	11,134	9,608	391	6,712
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.73	$9.51	$16.76	$14.45	$13.11	$11.81
Value at end of period	$14.72	$12.73	$9.51	$16.76	$14.45	$13.11
Number of accumulation units outstanding at end of period	60,624	65,198	44,557	46,828	7,565	6,925
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.80	$6.84
Value at end of period	$11.14	$9.80
Number of accumulation units outstanding at end of period	9,881	9,333
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.35	$9.67	$14.60	$15.13	$13.52
Value at end of period	$15.65	$12.35	$9.67	$14.60	$15.13
Number of accumulation units outstanding at end of period	51	260	19,121	22,331	19,237
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.23	$7.93	$12.96
Value at end of period	$14.26	$11.23	$7.93
Number of accumulation units outstanding at end of period	1,474	0	222
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.09	$9.03	$15.51	$14.76	$12.93	$11.59
Value at end of period	$15.15	$12.09	$9.03	$15.51	$14.76	$12.93
Number of accumulation units outstanding at end of period	5,943	11,229	43,782	42,020	26,315	18,186
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$11.80	$7.81
Value at end of period	$13.83	$11.80
Number of accumulation units outstanding at end of period	7,621	7,152
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.21	$6.11	$10.04	$10.36
Value at end of period	$10.40	$8.21	$6.11	$10.04
Number of accumulation units outstanding at end of period	5,124	3,863	2,177	2,626
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.30	$6.72	$10.29	$10.16
Value at end of period	$10.30	$8.30	$6.72	$10.29
Number of accumulation units outstanding at end of period	0	0	0	15
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.77	$7.49	$12.21
Value at end of period	$10.84	$9.77	$7.49
Number of accumulation units outstanding at end of period	854	0	192

		CFI 129

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.33	$8.95	$14.85	$13.27
Value at end of period	$15.67	$12.33	$8.95	$14.85
Number of accumulation units outstanding at end of period	910	291	291	1,778
ING GNMA INCOME FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.27	$11.80	$11.15	$10.65
Value at end of period	$12.91	$12.27	$11.80	$11.15
Number of accumulation units outstanding at end of period	17,161	16,395	16,213	14,423
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.84	$8.10	$13.07	$12.62	$11.16	$10.32
Value at end of period	$11.07	$9.84	$8.10	$13.07	$12.62	$11.16
Number of accumulation units outstanding at end of period	8,840	8,671	28,238	27,246	27,897	12,861
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.12	$8.56	$13.89	$14.44
Value at end of period	$13.37	$11.12	$8.56	$13.89
Number of accumulation units outstanding at end of period	0	0	0	862
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.45	$8.48	$12.95	$14.10
Value at end of period	$12.67	$10.45	$8.48	$12.95
Number of accumulation units outstanding at end of period	4,548	4,108	66	927
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.53
Value at end of period	$11.51
Number of accumulation units outstanding at end of period	3
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.18	$10.01	$11.23	$10.72	$10.42	$10.39
Value at end of period	$12.15	$11.18	$10.01	$11.23	$10.72	$10.42
Number of accumulation units outstanding at end of period	27,859	30,304	24,949	14,173	3,459	3,036
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.16	$10.13	$11.22	$10.72	$10.43	$10.33
Value at end of period	$12.10	$11.16	$10.13	$11.22	$10.72	$10.43
Number of accumulation units outstanding at end of period	2,391	0	292	759	8,944	9,684
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.53	$9.39	$19.68	$18.03	$14.29
Value at end of period	$16.69	$13.53	$9.39	$19.68	$18.03
Number of accumulation units outstanding at end of period	0	304	28,635	26,916	25,946
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.86	$10.21	$18.00	$16.07
Value at end of period	$13.05	$12.86	$10.21	$18.00
Number of accumulation units outstanding at end of period	4,806	4,242	4,072	3,566

		CFI 130

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.12	$9.74	$14.69	$14.49	$12.55	$11.54
Value at end of period	$14.77	$12.12	$9.74	$14.69	$14.49	$12.55
Number of accumulation units outstanding at end of period	910	1,059	23,191	23,345	53,136	24,118
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.26	$7.02	$11.17	$11.25
Value at end of period	$9.60	$8.26	$7.02	$11.17
Number of accumulation units outstanding at end of period	1,819	5,915	5,456	4,472
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.08	$7.34
Value at end of period	$11.96	$10.08
Number of accumulation units outstanding at end of period	2,945	2,399
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.26	$9.65	$12.56	$12.20	$10.92
Value at end of period	$12.24	$11.26	$9.65	$12.56	$12.20
Number of accumulation units outstanding at end of period	0	99	20,831	23,823	21,492
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.91
Value at end of period	$12.29
Number of accumulation units outstanding at end of period	18,242
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.66	$8.45	$14.33	$13.61	$11.68	$9.82
Value at end of period	$13.37	$11.66	$8.45	$14.33	$13.61	$11.68
Number of accumulation units outstanding at end of period	64	415	22,592	19,695	44,869	23,911
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.77	$11.45	$11.58	$10.68	$10.37	$10.31
Value at end of period	$13.61	$12.77	$11.45	$11.58	$10.68	$10.37
Number of accumulation units outstanding at end of period	22,902	20,504	56,051	53,030	64,234	17,503
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.03	$6.32	$9.16	$9.33
Value at end of period	$8.28	$7.03	$6.32	$9.16
Number of accumulation units outstanding at end of period	12,309	10,178	0	6,706
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.00	$6.47
Value at end of period	$8.26	$7.00
Number of accumulation units outstanding at end of period	343	387
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.96	$7.29	$11.28	$11.48
Value at end of period	$10.27	$8.96	$7.29	$11.28
Number of accumulation units outstanding at end of period	0	0	0	2,604

		CFI 131

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.12	$7.36	$11.12	$11.27
Value at end of period	$10.64	$9.12	$7.36	$11.12
Number of accumulation units outstanding at end of period	88	189	189	3,227
ING REAL ESTATE FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.98	$10.11	$15.73	$19.03	$15.40
Value at end of period	$16.38	$12.98	$10.11	$15.73	$19.03
Number of accumulation units outstanding at end of period	27,386	26,089	31,333	29,503	12,463
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.79
Value at end of period	$11.33
Number of accumulation units outstanding at end of period	105,108
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.05
Value at end of period	$11.79
Number of accumulation units outstanding at end of period	84,983
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21
Value at end of period	$11.99
Number of accumulation units outstanding at end of period	86,507
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.26
Value at end of period	$12.11
Number of accumulation units outstanding at end of period	18,498
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.50
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	6,512
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.68	$9.16	$12.12	$11.58	$10.80	$10.37
Value at end of period	$11.73	$10.68	$9.16	$12.12	$11.58	$10.80
Number of accumulation units outstanding at end of period	1,284	1,220	14,986	15,880	16,615	1,773
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.40	$8.40	$13.28	$12.78	$11.42	$10.51
Value at end of period	$11.63	$10.40	$8.40	$13.28	$12.78	$11.42
Number of accumulation units outstanding at end of period	11,324	12,451	41,271	41,744	32,721	3,700
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.54	$8.75	$12.73	$12.20	$11.09	$10.45
Value at end of period	$11.68	$10.54	$8.75	$12.73	$12.20	$11.09
Number of accumulation units outstanding at end of period	6,743	5,960	31,530	27,154	26,621	5,377

		CFI 132

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.13	$8.98
Value at end of period	$13.69	$12.13
Number of accumulation units outstanding at end of period	40,890	42,666
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.76	$6.73	$11.95	$10.64	$9.43
Value at end of period	$12.43	$9.76	$6.73	$11.95	$10.64
Number of accumulation units outstanding at end of period	0	55	3,285	1,057	444
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.92	$7.55	$13.43	$12.00	$10.64
Value at end of period	$13.86	$10.92	$7.55	$13.43	$12.00
Number of accumulation units outstanding at end of period	0	141	12,723	11,606	12,276
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.87	$8.79	$13.81	$13.55	$11.50	$10.86
Value at end of period	$12.37	$10.87	$8.79	$13.81	$13.55	$11.50
Number of accumulation units outstanding at end of period	0	0	0	1,985	35,830	26,832
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.15	$10.02	$16.79	$17.07
Value at end of period	$14.05	$13.15	$10.02	$16.79
Number of accumulation units outstanding at end of period	11	963	27,025	27,159
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.26	$8.06	$12.80	$13.12
Value at end of period	$11.70	$10.26	$8.06	$12.80
Number of accumulation units outstanding at end of period	209	209	209	2,093
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.39	$10.48
Value at end of period	$12.06	$11.39
Number of accumulation units outstanding at end of period	634	716
LORD ABBETT CORE FIXED INCOME FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.24
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	373
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.59	$8.45	$14.12	$14.21	$12.79	$12.19
Value at end of period	$13.14	$10.59	$8.45	$14.12	$14.21	$12.79
Number of accumulation units outstanding at end of period	8,464	9,939	11,410	11,369	1,881	1,671
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.00	$11.69	$17.15	$15.40
Value at end of period	$18.71	$15.00	$11.69	$17.15
Number of accumulation units outstanding at end of period	25,401	23,401	25,996	25,563

		CFI 133

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.93	$7.88	$12.64	$11.48	$10.25
Value at end of period	$12.33	$10.93	$7.88	$12.64	$11.48
Number of accumulation units outstanding at end of period	272	501	22,059	19,252	17,851
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.21	$12.72	$17.58	$16.02	$13.17	$12.06
Value at end of period	$16.70	$15.21	$12.72	$17.58	$16.02	$13.17
Number of accumulation units outstanding at end of period	32,978	35,668	21,157	18,620	2,897	2,485
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.84	$6.87	$11.39	$11.39
Value at end of period	$10.69	$8.84	$6.87	$11.39
Number of accumulation units outstanding at end of period	1,707	1,224	854	101
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.77	$10.14	$16.53	$14.49
Value at end of period	$15.32	$13.77	$10.14	$16.53
Number of accumulation units outstanding at end of period	13,899	12,505	8,826	7,889
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$27.43	$15.27	$29.72	$22.20
Value at end of period	$34.43	$27.43	$15.27	$29.72
Number of accumulation units outstanding at end of period	10,987	9,013	8,722	7,807
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.56
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	359
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.22	$9.20
Value at end of period	$12.41	$11.22
Number of accumulation units outstanding at end of period	12,054	10,097
PIONEER HIGH YIELD FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.16	$7.59	$12.18	$11.53	$10.55	$10.22
Value at end of period	$14.13	$12.16	$7.59	$12.18	$11.53	$10.55
Number of accumulation units outstanding at end of period	27,677	25,933	7,429	6,894	718	618
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.51	$9.34	$14.47	$14.67
Value at end of period	$15.50	$13.51	$9.34	$14.47
Number of accumulation units outstanding at end of period	17,492	18,489	19,046	17,718
TEMPLETON FOREIGN FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.53	$9.14	$17.15	$14.80	$12.48	$11.27
Value at end of period	$14.51	$13.53	$9.14	$17.15	$14.80	$12.48
Number of accumulation units outstanding at end of period	0	1,660	1,410	1,262	1,579	1,389

		CFI 134

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.69	$8.80	$14.61	$13.34	$12.17	$11.01
Value at end of period	$12.96	$11.69	$8.80	$14.61	$13.34	$12.17
Number of accumulation units outstanding at end of period	47,401	51,157	89,477	91,972	45,614	4,047
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.78	$9.59	$13.67	$13.35	$11.24	$11.07
Value at end of period	$13.03	$11.78	$9.59	$13.67	$13.35	$11.24
Number of accumulation units outstanding at end of period	1,334	8,434	7,781	8,037	6,486	5,288
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.58	$7.71	$12.93	$13.39
Value at end of period	$13.73	$10.58	$7.71	$12.93
Number of accumulation units outstanding at end of period	0	0	0	1,436
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.15	$8.64	$13.08	$12.74	$11.09
Value at end of period	$11.36	$10.15	$8.64	$13.08	$12.74
Number of accumulation units outstanding at end of period	39,666	42,606	78,929	76,283	28,387
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.93	$8.27
Value at end of period	$14.45	$11.93
Number of accumulation units outstanding at end of period	7,279	6,340

		TABLE 19
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.00%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.26	$7.75	$13.24	$12.70	$10.99	$10.74
Value at end of period	$10.35	$9.26	$7.75	$13.24	$12.70	$10.99
Number of accumulation units outstanding at end of period	419	0	0	0	0	3,278
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.25	$11.64	$16.02	$15.28	$13.04	$11.56
Value at end of period	$17.59	$14.25	$11.64	$16.02	$15.28	$13.04
Number of accumulation units outstanding at end of period	6,260	0	6,834	6,490	6,684	7,055
AMERICAN BALANCED FUND®
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.92	$9.13	$12.46	$11.85	$10.74	$10.52
Value at end of period	$12.18	$10.92	$9.13	$12.46	$11.85	$10.74
Number of accumulation units outstanding at end of period	51,024	26,427	38,849	27,174	29,682	14,073

		CFI 135

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ARIEL APPRECIATION FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.65
Value at end of period	$13.06
Number of accumulation units outstanding at end of period	746
ARIEL FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.11	$6.27	$12.29	$12.67	$11.64	$11.54
Value at end of period	$12.57	$10.11	$6.27	$12.29	$12.67	$11.64
Number of accumulation units outstanding at end of period	4,654	2,402	1,903	2,738	6,068	8,534
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$7.95	$5.74
Value at end of period	$9.65	$7.95
Number of accumulation units outstanding at end of period	0	48
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during February 2005)
Value at beginning of period	$15.66	$11.40	$19.43	$16.55	$13.76	$11.48
Value at end of period	$16.91	$15.66	$11.40	$19.43	$16.55	$13.76
Number of accumulation units outstanding at end of period	19,391	25,708	17,629	7,921	10,394	7,329
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.69	$9.48	$16.73	$14.43	$13.10	$11.36	$10.31
Value at end of period	$14.67	$12.69	$9.48	$16.73	$14.43	$13.10	$11.36
Number of accumulation units outstanding at end of period	31,700	36,123	41,661	35,531	39,270	23,773	1,845
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.77	$7.61	$13.46	$13.45	$11.34	$10.56
Value at end of period	$11.10	$9.77	$7.61	$13.46	$13.45	$11.34
Number of accumulation units outstanding at end of period	0	0	18	16	8,413	6,530
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.91	$7.04	$13.51	$10.79	$10.48
Value at end of period	$10.90	$8.91	$7.04	$13.51	$10.79
Number of accumulation units outstanding at end of period	41	3,932	3,415	4,829	3,987
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.31	$9.65	$14.57	$15.11	$13.07	$12.24
Value at end of period	$15.60	$12.31	$9.65	$14.57	$15.11	$13.07
Number of accumulation units outstanding at end of period	1,963	2,368	4,104	1,536	0	50
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.20	$7.91	$13.93	$12.63	$11.89	$10.89
Value at end of period	$14.21	$11.20	$7.91	$13.93	$12.63	$11.89
Number of accumulation units outstanding at end of period	11,252	2,141	8,665	0	0	17,247
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.38	$9.96	$12.84
Value at end of period	$16.16	$13.38	$9.96
Number of accumulation units outstanding at end of period	9,179	0	7,245

		CFI 136

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.36	$8.80	$11.68
Value at end of period	$11.68	$10.36	$8.80
Number of accumulation units outstanding at end of period	2,058	2,160	8,397
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.05	$9.00	$15.48	$14.74	$12.92	$11.99
Value at end of period	$15.10	$12.05	$9.00	$15.48	$14.74	$12.92
Number of accumulation units outstanding at end of period	14,055	5,485	17,765	11,800	2,492	1,475
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.76	$7.79	$13.09	$11.13	$10.50	$9.46
Value at end of period	$13.78	$11.76	$7.79	$13.09	$11.13	$10.50
Number of accumulation units outstanding at end of period	3,987	2,571	588	555	1,614	754
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.20	$6.10	$10.03	$10.35
Value at end of period	$10.38	$8.20	$6.10	$10.03
Number of accumulation units outstanding at end of period	0	0	0	262
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.28	$6.71	$10.28	$10.91
Value at end of period	$10.27	$8.28	$6.71	$10.28
Number of accumulation units outstanding at end of period	0	0	0	1,000
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.56	$11.73
Value at end of period	$15.11	$13.56
Number of accumulation units outstanding at end of period	860	75
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.74	$7.43
Value at end of period	$10.81	$9.74
Number of accumulation units outstanding at end of period	0	819
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.30	$8.93	$14.83	$13.44
Value at end of period	$15.62	$12.30	$8.93	$14.83
Number of accumulation units outstanding at end of period	4,429	5,636	4,131	7,672
ING GNMA INCOME FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.24	$11.77	$11.13	$10.63	$10.29	$10.24
Value at end of period	$12.87	$12.24	$11.77	$11.13	$10.63	$10.29
Number of accumulation units outstanding at end of period	35	29,347	4,508	3,094	782	3,736
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.38	$11.25
Value at end of period	$13.94	$12.38
Number of accumulation units outstanding at end of period	2,259	1,977

		CFI 137

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.81	$8.08	$13.05	$12.60	$11.15	$10.73	$9.84
Value at end of period	$11.03	$9.81	$8.08	$13.05	$12.60	$11.15	$10.73
Number of accumulation units outstanding at end of period	20,670	28,314	21,105	9,724	9,139	2,594	2,189
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.09	$8.53	$13.86	$13.33	$12.35	$11.27	$10.01
Value at end of period	$13.33	$11.09	$8.53	$13.86	$13.33	$12.35	$11.27
Number of accumulation units outstanding at end of period	4,002	8,358	5,038	5,095	1,285	970	1,025
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.42	$8.46	$12.92	$13.98	$12.45	$12.37
Value at end of period	$12.62	$10.42	$8.46	$12.92	$13.98	$12.45
Number of accumulation units outstanding at end of period	1,897	2,674	1,075	2,493	3,792	3,096
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.15	$9.98	$11.20	$10.70	$10.41	$10.39
Value at end of period	$12.11	$11.15	$9.98	$11.20	$10.70	$10.41
Number of accumulation units outstanding at end of period	29,735	9,979	305	0	8,902	5,862
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.13	$10.11	$11.20	$10.70	$10.42	$10.25
Value at end of period	$12.06	$11.13	$10.11	$11.20	$10.70	$10.42
Number of accumulation units outstanding at end of period	502	12,928	2,716	2,792	1,338	331
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$7.47	$5.40
Value at end of period	$7.96	$7.47
Number of accumulation units outstanding at end of period	0	111
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.82	$10.18	$17.96	$16.00	$12.48	$11.30
Value at end of period	$13.01	$12.82	$10.18	$17.96	$16.00	$12.48
Number of accumulation units outstanding at end of period	0	977	990	847	3,349	794
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.09	$9.72	$14.66	$14.47	$12.54	$11.82
Value at end of period	$14.72	$12.09	$9.72	$14.66	$14.47	$12.54
Number of accumulation units outstanding at end of period	6,046	3,466	8,891	8,090	5,232	3,893
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.25	$7.01	$11.17	$11.24
Value at end of period	$9.58	$8.25	$7.01	$11.17
Number of accumulation units outstanding at end of period	4,166	6,972	7,427	6,799
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.06	$7.89	$13.36	$11.83	$11.40	$10.66
Value at end of period	$11.92	$10.06	$7.89	$13.36	$11.83	$11.40
Number of accumulation units outstanding at end of period	0	0	160	96	665	377

		CFI 138

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.22	$9.22
Value at end of period	$12.20	$11.22
Number of accumulation units outstanding at end of period	0	771
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.91
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	11,266
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.81	$10.94	$10.93
Value at end of period	$10.68	$10.81	$10.94
Number of accumulation units outstanding at end of period	0	950	942
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.63	$8.44	$14.31	$13.60	$11.67	$9.88
Value at end of period	$13.33	$11.63	$8.44	$14.31	$13.60	$11.67
Number of accumulation units outstanding at end of period	3,674	7,638	9,681	6,919	3,932	3,199
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.73	$11.42	$11.56	$10.67	$10.36	$10.30
Value at end of period	$13.56	$12.73	$11.42	$11.56	$10.67	$10.36
Number of accumulation units outstanding at end of period	45,857	25,393	40,172	20,424	9,806	15,132
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.01	$6.31	$9.15	$9.33
Value at end of period	$8.26	$7.01	$6.31	$9.15
Number of accumulation units outstanding at end of period	0	0	260	169
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.94	$6.81
Value at end of period	$10.25	$8.94
Number of accumulation units outstanding at end of period	754	5,432
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.91	$6.85
Value at end of period	$10.21	$8.91
Number of accumulation units outstanding at end of period	0	184
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.75	$7.73	$10.64
Value at end of period	$14.99	$12.75	$7.73
Number of accumulation units outstanding at end of period	0	0	14
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.10	$7.35	$11.11	$11.26
Value at end of period	$10.61	$9.10	$7.35	$11.11
Number of accumulation units outstanding at end of period	4,413	14,412	606	400

		CFI 139

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING REAL ESTATE FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.94	$10.08	$15.70	$19.00	$14.11	$13.48
Value at end of period	$16.32	$12.94	$10.08	$15.70	$19.00	$14.11
Number of accumulation units outstanding at end of period	4,842	7,282	4,032	2,447	15,851	8,697
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.19	$5.90
Value at end of period	$10.12	$8.19
Number of accumulation units outstanding at end of period	0	2,816
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.69	$6.57
Value at end of period	$10.85	$8.69
Number of accumulation units outstanding at end of period	0	42
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.59	$9.97	$14.60	$13.93	$12.05	$11.44
Value at end of period	$15.50	$12.59	$9.97	$14.60	$13.93	$12.05
Number of accumulation units outstanding at end of period	0	158	111	42	0	34
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.79
Value at end of period	$11.32
Number of accumulation units outstanding at end of period	40,512
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.05
Value at end of period	$11.79
Number of accumulation units outstanding at end of period	102,087
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.20
Value at end of period	$11.99
Number of accumulation units outstanding at end of period	68,623
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.26
Value at end of period	$12.11
Number of accumulation units outstanding at end of period	65,046
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.50
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	32,230
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.65	$9.14	$12.09	$11.56	$10.79	$10.40
Value at end of period	$11.69	$10.65	$9.14	$12.09	$11.56	$10.79
Number of accumulation units outstanding at end of period	17,735	2,159	22,668	22,110	22,353	10,758

		CFI 140

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.37	$8.38	$13.25	$12.76	$11.41	$10.55
Value at end of period	$11.59	$10.37	$8.38	$13.25	$12.76	$11.41
Number of accumulation units outstanding at end of period	34,752	15,994	35,346	29,104	35,524	21,242
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.51	$8.73	$12.70	$12.18	$11.08	$10.49
Value at end of period	$11.64	$10.51	$8.73	$12.70	$12.18	$11.08
Number of accumulation units outstanding at end of period	15,703	4,004	23,620	25,526	18,042	30,618
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.11	$9.19	$12.81	$12.41	$10.94	$10.29
Value at end of period	$13.65	$12.11	$9.19	$12.81	$12.41	$10.94
Number of accumulation units outstanding at end of period	1,609	21,154	0	0	29,717	19,242
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.84	$8.77	$13.79	$13.69	$11.48	$11.16
Value at end of period	$12.32	$10.84	$8.77	$13.79	$13.53	$11.48
Number of accumulation units outstanding at end of period	18,508	1,947	17,183	1,208	0	820
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.95	$7.76	$13.59	$12.53	$11.19	$10.50
Value at end of period	$12.64	$10.95	$7.76	$13.59	$12.53	$11.19
Number of accumulation units outstanding at end of period	0	1,553	1,472	1,308	0	1,318
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.13	$10.01	$16.77	$17.05
Value at end of period	$14.01	$13.13	$10.01	$16.77
Number of accumulation units outstanding at end of period	1,832	1,624	2,831	2,459
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.78	$6.71	$9.38
Value at end of period	$9.37	$8.78	$6.71
Number of accumulation units outstanding at end of period	0	0	36
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.66	$10.61
Value at end of period	$11.18	$10.66
Number of accumulation units outstanding at end of period	0	3,131
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.23	$8.04	$12.78	$13.21	$11.51	$11.11
Value at end of period	$11.66	$10.23	$8.04	$12.78	$13.21	$11.51
Number of accumulation units outstanding at end of period	12,323	772	3,959	3,500	2,484	3,311
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.37	$8.94
Value at end of period	$12.03	$11.37
Number of accumulation units outstanding at end of period	0	230

		CFI 141

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$31.25	$24.80	$35.04	$31.82	$31.97
Value at end of period	$32.32	$31.25	$24.80	$35.04	$31.82
Number of accumulation units outstanding at end of period	2,249	303	828	882	804
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.90	$10.03	$13.98	$12.87	$11.72	$11.28
Value at end of period	$14.35	$12.90	$10.03	$13.98	$12.87	$11.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	38
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.56	$8.43	$14.09	$14.19	$13.22
Value at end of period	$13.10	$10.56	$8.43	$14.09	$14.19
Number of accumulation units outstanding at end of period	13,165	0	11,032	0	8,943
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$14.95	$11.66	$17.11	$15.68	$13.18	$11.78	$10.33
Value at end of period	$18.65	$14.95	$11.66	$17.11	$15.68	$13.18	$11.78
Number of accumulation units outstanding at end of period	5,010	153	4,045	4,048	16,208	5,908	150
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$15.17	$12.69	$17.54	$16.00	$13.16	$11.46
Value at end of period	$16.65	$15.17	$12.69	$17.54	$16.00	$13.16
Number of accumulation units outstanding at end of period	0	8,831	2,679	2,928	7,778	11,620
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.73	$10.12	$16.50	$14.41	$12.19	$11.13
Value at end of period	$15.27	$13.73	$10.12	$16.50	$14.41	$12.19
Number of accumulation units outstanding at end of period	0	8,823	152	86	10,424	2,053
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.65	$6.81	$12.73	$11.33	$10.66	$10.28
Value at end of period	$10.41	$9.65	$6.81	$12.73	$11.33	$10.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	12,987
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$27.35	$15.23	$29.66	$22.43	$18.13	$13.23
Value at end of period	$34.31	$27.35	$15.23	$29.66	$22.43	$18.13
Number of accumulation units outstanding at end of period	6,245	3,365	9,218	11,295	17,828	29,430
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.19	$9.33	$13.63	$12.61	$11.52	$11.03
Value at end of period	$12.37	$11.19	$9.33	$13.63	$12.61	$11.52
Number of accumulation units outstanding at end of period	0	0	0	0	7,743	6,495
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.02	$10.28	$11.56
Value at end of period	$12.83	$12.02	$10.28
Number of accumulation units outstanding at end of period	0	0	53

		CFI 142

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

PIONEER HIGH YIELD FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.12	$7.57	$12.16	$11.51	$10.54	$10.37
Value at end of period	$14.08	$12.12	$7.57	$12.16	$11.51	$10.54
Number of accumulation units outstanding at end of period	7,360	11,399	7,369	4,068	15,438	14,200
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.47	$9.32	$14.44	$14.57	$12.30	$11.31
Value at end of period	$15.45	$13.47	$9.32	$14.44	$14.57	$12.30
Number of accumulation units outstanding at end of period	0	322	162	143	0	11,378
TEMPLETON FOREIGN FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.49	$9.12	$17.12	$14.78	$12.47	$12.23
Value at end of period	$14.46	$13.49	$9.12	$17.12	$14.78	$12.47
Number of accumulation units outstanding at end of period	8,124	0	6,446	0	0
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.65	$8.77	$14.58	$13.32	$12.16	$10.79	$9.84
Value at end of period	$12.91	$11.65	$8.77	$14.58	$13.32	$12.16	$10.79
Number of accumulation units outstanding at end of period	67,735	57,925	38,414	30,972	39,887	18,984	1,764
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.75	$9.57	$13.65	$13.33	$11.23	$11.01	$10.24
Value at end of period	$12.98	$11.75	$9.57	$13.65	$13.33	$11.23	$11.01
Number of accumulation units outstanding at end of period	4,331	12,830	11,935	13,239	0	5,704	1,180
WANGER INTERNATIONAL
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.34	$7.93
Value at end of period	$10.29	$8.34
Number of accumulation units outstanding at end of period	0	2,091
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.12	$8.62	$13.05	$12.72	$10.93	$10.70	$10.12
Value at end of period	$11.32	$10.12	$8.62	$13.05	$12.72	$10.93	$10.70
Number of accumulation units outstanding at end of period	6,465	50,037	17,697	9,528	15,844	0	797
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.90	$9.28	$13.76	$15.16	$12.65	$12.49
Value at end of period	$14.40	$11.90	$9.28	$13.76	$15.16	$12.65
Number of accumulation units outstanding at end of period	0	0	0	0	5,444	5,209

		CFI 143

	Condensed Financial Information (continued)

		TABLE 20
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.05%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during February 2005)
Value at beginning of period	$9.23	$7.73	$13.22	$12.68	$10.98	$10.73
Value at end of period	$10.32	$9.23	$7.73	$13.22	$12.68	$10.98
Number of accumulation units outstanding at end of period	0	1,741	800	554	498	512
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$13.75
Value at end of period	$17.53
Number of accumulation units outstanding at end of period	1,643
AMANA INCOME FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.00	$11.93
Value at end of period	$13.30	$12.00
Number of accumulation units outstanding at end of period	215	284
AMERICAN BALANCED FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.89	$9.11	$12.43	$11.83	$10.73	$10.54	$9.96
Value at end of period	$12.14	$10.89	$9.11	$12.43	$11.83	$10.73	$10.54
Number of accumulation units outstanding at end of period	0	3,401	0	712	55	387	40,105
ARIEL APPRECIATION FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.03	$6.86	$11.75	$12.08	$11.04	$10.88	$9.99
Value at end of period	$13.01	$11.03	$6.86	$11.75	$12.08	$11.04	$10.88
Number of accumulation units outstanding at end of period	330	10	945	6,946	0	2,368	1,563
ARIEL FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.08	$6.26	$12.26	$12.65	$11.63	$11.68	$10.50
Value at end of period	$12.53	$10.08	$6.26	$12.26	$12.65	$11.63	$11.68
Number of accumulation units outstanding at end of period	0	0	538	1,221	3,772	3,957	9,711
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$7.94	$7.55
Value at end of period	$9.64	$7.94
Number of accumulation units outstanding at end of period	407	132
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.61	$11.37	$19.39	$16.52	$14.77
Value at end of period	$16.85	$15.61	$11.37	$19.39	$16.52
Number of accumulation units outstanding at end of period	11,685	16,897	13,673	23,442	4,075
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.65	$9.46	$16.70	$14.41	$13.08	$11.35	$10.22
Value at end of period	$14.62	$12.65	$9.46	$16.70	$14.41	$13.08	$11.35
Number of accumulation units outstanding at end of period	10,192	5,387	13,269	12,229	23,560	15,281	26,766

		CFI 144

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.74	$7.59	$13.44	$13.43	$11.80
Value at end of period	$11.06	$9.74	$7.59	$13.44	$13.43
Number of accumulation units outstanding at end of period	271	267	1,981	1,388	413
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.27	$9.62	$13.35
Value at end of period	$15.54	$12.27	$9.62
Number of accumulation units outstanding at end of period	719	575	4,006
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.16	$7.89	$13.91	$12.61	$12.57
Value at end of period	$14.16	$11.16	$7.89	$13.91	$12.61
Number of accumulation units outstanding at end of period	0	0	4,031	2,286	1,847
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.01	$7.96
Value at end of period	$9.02	$8.01
Number of accumulation units outstanding at end of period	3,697	1,959
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.34	$9.94	$13.67	$14.23	$13.24
Value at end of period	$16.11	$13.34	$9.94	$13.67	$14.23
Number of accumulation units outstanding at end of period	165	480	365	295	200
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.33	$8.78	$11.65
Value at end of period	$11.64	$10.33	$8.78
Number of accumulation units outstanding at end of period	0	0	10,371
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.02	$8.98	$15.45	$14.72	$14.21
Value at end of period	$15.04	$12.02	$8.98	$15.45	$14.72
Number of accumulation units outstanding at end of period	2,911	1,962	107	5,525	149
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.73	$7.77	$13.07	$11.11	$11.18
Value at end of period	$13.74	$11.73	$7.77	$13.07	$11.11
Number of accumulation units outstanding at end of period	0	612	0	2,435	84
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.18	$6.09	$10.02	$10.34
Value at end of period	$10.35	$8.18	$6.09	$10.02
Number of accumulation units outstanding at end of period	322	0	0	8,182
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.71	$7.46	$12.40	$12.03	$10.89
Value at end of period	$10.77	$9.71	$7.46	$12.40	$12.03
Number of accumulation units outstanding at end of period	2,465	2,548	611	646	823

		CFI 145

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.27	$8.91	$14.81	$13.09	$12.63
Value at end of period	$15.58	$12.27	$8.91	$14.81	$13.09
Number of accumulation units outstanding at end of period	11,770	10,458	3,348	5,248	2,398
ING GNMA INCOME FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.20	$11.74	$11.11	$10.61	$10.28	$10.13	$10.15
Value at end of period	$12.82	$12.20	$11.74	$11.11	$10.61	$10.28	$10.13
Number of accumulation units outstanding at end of period	2,365	0	0	1,342	824	0	8,130
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.78	$8.06	$13.02	$13.59
Value at end of period	$10.99	$9.78	$8.06	$13.02
Number of accumulation units outstanding at end of period	649	0	2,869	281
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.05	$8.51	$13.84	$13.31	$12.34	$11.12
Value at end of period	$13.28	$11.05	$8.51	$13.84	$13.31	$12.34
Number of accumulation units outstanding at end of period	159	160	3,455	698	20	182
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.39	$8.44	$12.90	$13.95	$13.73
Value at end of period	$12.58	$10.39	$8.44	$12.90	$13.95
Number of accumulation units outstanding at end of period	0	0	1,986	88	45
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.66
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	2,755
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.93
Value at end of period	$11.49
Number of accumulation units outstanding at end of period	19,061
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.08
Value at end of period	$11.69
Number of accumulation units outstanding at end of period	14,267
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.22
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	7,659
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.37
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	3,638

		CFI 146

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.12	$9.96	$11.18	$10.69	$10.40	$10.23	$10.15
Value at end of period	$12.07	$11.12	$9.96	$11.18	$10.69	$10.40	$10.23
Number of accumulation units outstanding at end of period	0	602	11,298	19,585	967	883	427
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.09	$10.08	$11.17	$10.69	$10.31
Value at end of period	$12.02	$11.09	$10.08	$11.17	$10.69
Number of accumulation units outstanding at end of period	1,999	2,476	0	2,728	2,955
ING INTERNATIONAL CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.18	$11.64
Value at end of period	$14.17	$13.18
Number of accumulation units outstanding at end of period	150	132
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$7.56
Value at end of period	$7.95
Number of accumulation units outstanding at end of period	98
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.45	$9.34	$19.60	$17.98	$16.40
Value at end of period	$16.58	$13.45	$9.34	$19.60	$17.98
Number of accumulation units outstanding at end of period	0	0	0	0	60
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.78	$10.16	$17.93	$16.69
Value at end of period	$12.96	$12.78	$10.16	$17.93
Number of accumulation units outstanding at end of period	0	674	605	970
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$7.46
Value at end of period	$8.11
Number of accumulation units outstanding at end of period	4,039
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.81	$7.56	$15.68	$15.75
Value at end of period	$15.24	$12.81	$7.56	$15.68
Number of accumulation units outstanding at end of period	0	0	0	4,884
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.05	$9.69	$14.63	$14.91
Value at end of period	$14.67	$12.05	$9.69	$14.63
Number of accumulation units outstanding at end of period	1,966	715	107	297
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.38	$7.18	$11.96	$12.65
Value at end of period	$11.52	$9.38	$7.18	$11.96
Number of accumulation units outstanding at end of period	124	121	2,113	1,450

		CFI 147

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.23	$7.00	$11.16	$11.23
Value at end of period	$9.55	$8.23	$7.00	$11.16
Number of accumulation units outstanding at end of period	0	0	4,893	4,486
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$8.05
Value at end of period	$9.47
Number of accumulation units outstanding at end of period	3,969
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.04	$8.00
Value at end of period	$11.89	$10.04
Number of accumulation units outstanding at end of period	0	370
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.34	$10.05
Value at end of period	$13.88	$12.34
Number of accumulation units outstanding at end of period	0	18
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.19	$9.60	$12.51	$12.71
Value at end of period	$12.15	$11.19	$9.60	$12.51
Number of accumulation units outstanding at end of period	3,211	2,507	31	24
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.91
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	1,042
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.60	$8.42	$14.29	$13.59	$11.67	$9.74
Value at end of period	$13.29	$11.60	$8.42	$14.29	$13.59	$11.67
Number of accumulation units outstanding at end of period	1,437	1,440	4,419	0	0	3,014
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.36	$8.63	$10.42
Value at end of period	$11.85	$10.36	$8.63
Number of accumulation units outstanding at end of period	0	0	1,772
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.17	$9.76
Value at end of period	$13.75	$12.17
Number of accumulation units outstanding at end of period	3,428	3,004
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.69	$11.39	$11.53	$10.65	$10.35	$10.25	$9.97
Value at end of period	$13.51	$12.69	$11.39	$11.53	$10.65	$10.35	$10.25
Number of accumulation units outstanding at end of period	5,920	9,983	781	9,851	603	627	9,381

		CFI 148

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.00	$6.30	$9.14	$9.32
Value at end of period	$8.24	$7.00	$6.30	$9.14
Number of accumulation units outstanding at end of period	3,323	3,375	524	4,115
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.93	$8.73
Value at end of period	$10.22	$8.93
Number of accumulation units outstanding at end of period	80	45
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.73	$7.72	$11.08	$10.57	$10.36
Value at end of period	$14.95	$12.73	$7.72	$11.08	$10.57
Number of accumulation units outstanding at end of period	306	1,064	367	290	219
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.08	$7.35	$11.10	$11.25
Value at end of period	$10.59	$9.08	$7.35	$11.10
Number of accumulation units outstanding at end of period	131	121	0	259
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.04	$7.31	$10.16
Value at end of period	$10.54	$9.04	$7.31
Number of accumulation units outstanding at end of period	58	0	1,570
ING REAL ESTATE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.90	$10.06	$15.67	$18.98	$14.09	$12.69	$11.22
Value at end of period	$16.27	$12.90	$10.06	$15.67	$18.98	$14.09	$12.69
Number of accumulation units outstanding at end of period	0	0	0	6,012	1,412	0	12,136
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.77
Value at end of period	$13.96
Number of accumulation units outstanding at end of period	84
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.13	$6.92
Value at end of period	$9.01	$8.13
Number of accumulation units outstanding at end of period	2,926	3,681
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.18	$6.15
Value at end of period	$10.11	$8.18
Number of accumulation units outstanding at end of period	144	231
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.68	$6.68
Value at end of period	$10.83	$8.68
Number of accumulation units outstanding at end of period	56	194

		CFI 149

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.55	$9.94	$14.57	$14.93
Value at end of period	$15.45	$12.55	$9.94	$14.57
Number of accumulation units outstanding at end of period	2,303	951	47	967
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.79
Value at end of period	$11.32
Number of accumulation units outstanding at end of period	10,406
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.05
Value at end of period	$11.78
Number of accumulation units outstanding at end of period	7,177
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.20
Value at end of period	$11.98
Number of accumulation units outstanding at end of period	4,297
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.26
Value at end of period	$12.10
Number of accumulation units outstanding at end of period	2,440
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.62	$9.12	$12.07	$11.55	$10.78	$10.51	$9.89
Value at end of period	$11.65	$10.62	$9.12	$12.07	$11.55	$10.78	$10.51
Number of accumulation units outstanding at end of period	6,431	3,510	687	23,177	1,241	1,656	872
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.34	$8.36	$13.23	$12.75	$11.40	$10.86	$9.85
Value at end of period	$11.55	$10.34	$8.36	$13.23	$12.75	$11.40	$10.86
Number of accumulation units outstanding at end of period	1,305	1,387	1,714	12,590	2,307	1,361	540
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.48	$8.71	$12.68	$12.16	$11.07	$10.70	$9.87
Value at end of period	$11.60	$10.48	$8.71	$12.68	$12.16	$11.07	$10.70
Number of accumulation units outstanding at end of period	6,855	15,321	5,294	15,602	3,947	6,816	4,659
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.08	$9.17	$12.80	$12.40	$11.29
Value at end of period	$13.61	$12.08	$9.17	$12.80	$12.40
Number of accumulation units outstanding at end of period	2,146	2,291	0	1,803	415
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.72	$6.71	$10.81
Value at end of period	$12.36	$9.72	$6.71
Number of accumulation units outstanding at end of period	0	0	4,991

		CFI 150

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.81	$8.75	$13.76	$13.51	$11.47	$11.06
Value at end of period	$12.28	$10.81	$8.75	$13.76	$13.51	$11.47
Number of accumulation units outstanding at end of period	252	398	1,001	1,315	0	43
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.92	$7.74	$13.57	$12.51	$11.18	$10.43
Value at end of period	$12.60	$10.92	$7.74	$13.57	$12.51	$11.18
Number of accumulation units outstanding at end of period	787	1,077	251	831	0	896
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.10	$10.00	$16.76	$17.04
Value at end of period	$13.98	$13.10	$10.00	$16.76
Number of accumulation units outstanding at end of period	417	268	0	2,107
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.90
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	350
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.20	$8.02	$12.75	$13.19	$12.71
Value at end of period	$11.62	$10.20	$8.02	$12.75	$13.19
Number of accumulation units outstanding at end of period	0	858	1,158	1,297	535
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.34	$9.55	$13.55	$12.90
Value at end of period	$11.99	$11.34	$9.55	$13.55
Number of accumulation units outstanding at end of period	0	443	0	1,992
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$31.18	$24.76	$35.00	$31.80	$31.16
Value at end of period	$32.23	$31.18	$24.76	$35.00	$31.80
Number of accumulation units outstanding at end of period	0	0	0	0	80
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.87	$12.74
Value at end of period	$14.30	$12.87
Number of accumulation units outstanding at end of period	140	82
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.24	$5.30	$8.02
Value at end of period	$8.80	$7.24	$5.30
Number of accumulation units outstanding at end of period	0	0	46
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.53	$8.41	$14.07	$14.17	$12.77	$11.95	$10.59
Value at end of period	$13.05	$10.53	$8.41	$14.07	$14.17	$12.77	$11.95
Number of accumulation units outstanding at end of period	0	0	0	0	7,063	2,747	1,787

		CFI 151

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$14.91	$11.63	$17.08	$15.66	$13.17	$11.78	$10.37
Value at end of period	$18.59	$14.91	$11.63	$17.08	$15.66	$13.17	$11.78
Number of accumulation units outstanding at end of period	377	382	334	244	3,178	0	5,664
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.87	$7.84	$12.59	$11.44	$10.79	$10.28
Value at end of period	$12.25	$10.87	$7.84	$12.59	$11.44	$10.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	9
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$15.12	$12.66	$17.51	$15.98	$13.15	$11.54	$10.33
Value at end of period	$16.59	$15.12	$12.66	$17.51	$15.98	$13.15	$11.54
Number of accumulation units outstanding at end of period	3,949	3,509	94	0	0	886	4,652
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.80	$6.85	$11.37	$11.38
Value at end of period	$10.64	$8.80	$6.85	$11.37
Number of accumulation units outstanding at end of period	0	0	441	2,108
NEW PERSPECTIVE FUND®
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.69	$10.09	$16.46	$15.45
Value at end of period	$15.22	$13.69	$10.09	$16.46
Number of accumulation units outstanding at end of period	247	0	4,178	1,036
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.63	$6.79	$12.71	$11.31	$10.65	$10.30	$9.66
Value at end of period	$10.38	$9.63	$6.79	$12.71	$11.31	$10.65	$10.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,424	1,965
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$27.27	$15.19	$29.60	$22.39	$18.11	$13.20
Value at end of period	$34.20	$27.27	$15.19	$29.60	$22.39	$18.11
Number of accumulation units outstanding at end of period	183	215	532	1,500	9,254	6
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.16	$9.31	$13.60	$12.59	$11.85
Value at end of period	$12.33	$11.16	$9.31	$13.60	$12.59
Number of accumulation units outstanding at end of period	0	0	472	0	21
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.00	$10.27	$9.99
Value at end of period	$12.80	$12.00	$10.27
Number of accumulation units outstanding at end of period	11,113	10,563	397
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.04	$7.18
Value at end of period	$10.33	$9.04
Number of accumulation units outstanding at end of period	396	966

		CFI 152

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

PIONEER HIGH YIELD FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.08	$7.55	$12.14	$11.50	$10.76
Value at end of period	$14.03	$12.08	$7.55	$12.14	$11.50
Number of accumulation units outstanding at end of period	1,549	1,369	5,573	12,352	723
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.43	$9.29	$14.42	$15.46
Value at end of period	$15.39	$13.43	$9.29	$14.42
Number of accumulation units outstanding at end of period	247	271	2,215	1,512
TEMPLETON FOREIGN FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.45	$9.10	$17.09	$14.76	$12.46	$11.40	$9.84
Value at end of period	$14.41	$13.45	$9.10	$17.09	$14.76	$12.46	$11.40
Number of accumulation units outstanding at end of period	105	87	1,194	811	1,216	1,124	761
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2004)
Value at beginning of period	$11.62	$8.75	$14.56	$13.30	$12.15	$10.78	$9.83
Value at end of period	$12.87	$11.62	$8.75	$14.56	$13.30	$12.15	$10.78
Number of accumulation units outstanding at end of period	35,907	41,918	22,146	23,728	9,186	1,154	10,740
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.72	$9.54	$13.62	$13.31	$11.81
Value at end of period	$12.94	$11.72	$9.54	$13.62	$13.31
Number of accumulation units outstanding at end of period	159	1,918	1,743	21,197	96
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.92	$9.51	$13.99	$13.61	$11.46	$11.19	$10.42
Value at end of period	$12.32	$10.92	$9.51	$13.99	$13.61	$11.46	$11.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	465	199
WANGER INTERNATIONAL
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.33	$8.27
Value at end of period	$10.27	$8.33
Number of accumulation units outstanding at end of period	2,621	158
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.09	$8.59	$13.03	$12.71	$10.92	$10.69	$10.00
Value at end of period	$11.28	$10.09	$8.59	$13.03	$12.71	$10.92	$10.69
Number of accumulation units outstanding at end of period	1,824	4,211	13,866	10,951	1,698	0	17,278

		CFI 153

	Condensed Financial Information (continued)

		TABLE 21
	FOR CONTRACTS WITH DAILY ASSET CHARGE OF 1.10%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during September 2007)
Value at beginning of period	$9.21	$7.71	$13.19	$13.59
Value at end of period	$10.28	$9.21	$7.71	$13.19
Number of accumulation units outstanding at end of period	205	0	1,979	1,038
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.42
Value at end of period	$17.47
Number of accumulation units outstanding at end of period	1,800
AMANA INCOME FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.83
Value at end of period	$13.29
Number of accumulation units outstanding at end of period	261
AMERICAN BALANCED FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.85	$9.09	$12.41	$11.81	$10.72	$10.54	$9.95
Value at end of period	$12.09	$10.85	$9.09	$12.41	$11.81	$10.72	$10.54
Number of accumulation units outstanding at end of period	8,571	9,359	8,467	3,003	2,994	2,033	307
ARIEL APPRECIATION FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.00	$6.85	$11.72	$12.07	$10.61
Value at end of period	$12.97	$11.00	$6.85	$11.72	$12.07
Number of accumulation units outstanding at end of period	1,103	0	6,410	4,702	16
ARIEL FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.05	$6.24	$12.24	$13.17
Value at end of period	$12.48	$10.05	$6.24	$12.24
Number of accumulation units outstanding at end of period	2,209	4,231	8,732	3,915
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.74	$6.24
Value at end of period	$8.89	$7.74
Number of accumulation units outstanding at end of period	0	4,188
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.00
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	36
CRM MID CAP VALUE FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.01
Value at end of period	$14.17
Number of accumulation units outstanding at end of period	249

		CFI 154

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.04
Value at end of period	$13.20
Number of accumulation units outstanding at end of period	13
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.57	$11.35	$19.35	$16.50	$13.74	$11.51	$9.92
Value at end of period	$16.79	$15.57	$11.35	$19.35	$16.50	$13.74	$11.51
Number of accumulation units outstanding at end of period	4,512	23,796	23,618	8,913	2,320	0	174
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.62	$9.44	$16.67	$14.39	$13.07	$11.20
Value at end of period	$14.57	$12.62	$9.44	$16.67	$14.39	$13.07
Number of accumulation units outstanding at end of period	24,192	17,606	37,909	13,428	4,233	4,332
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.72	$7.57	$13.41	$13.41	$11.32	$10.70
Value at end of period	$11.02	$9.72	$7.57	$13.41	$13.41	$11.32
Number of accumulation units outstanding at end of period	5,672	2,526	8,301	32	123	484
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.85	$7.00	$7.00
Value at end of period	$10.83	$8.85	$7.00
Number of accumulation units outstanding at end of period	23	0	1,868
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.24	$9.60	$14.52	$15.07	$13.05	$11.93
Value at end of period	$15.49	$12.24	$9.60	$14.52	$15.07	$13.05
Number of accumulation units outstanding at end of period	1,020	808	3,548	640	426	272
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.13	$7.88	$13.88	$12.59	$11.86	$10.87	$9.38
Value at end of period	$14.11	$11.13	$7.88	$13.88	$12.59	$11.86	$10.87
Number of accumulation units outstanding at end of period	3,746	2,953	3,809	0	1,085	0	262
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.01	$6.48
Value at end of period	$9.00	$8.01
Number of accumulation units outstanding at end of period	1,808	485
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$13.30
Value at end of period	$16.05
Number of accumulation units outstanding at end of period	200
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.30	$8.76	$12.35
Value at end of period	$11.60	$10.30	$8.76
Number of accumulation units outstanding at end of period	0	0	0

		CFI 155

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.98	$8.96	$15.42	$14.69	$12.89	$12.06
Value at end of period	$14.99	$11.98	$8.96	$15.42	$14.69	$12.89
Number of accumulation units outstanding at end of period	5,828	12,116	13,645	4,053	1,170	406
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.69	$7.75	$11.38
Value at end of period	$13.69	$11.69	$7.75
Number of accumulation units outstanding at end of period	1,850	2,811	1,741
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.17	$6.08	$9.57
Value at end of period	$10.33	$8.17	$6.08
Number of accumulation units outstanding at end of period	204	203	2,207
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.25	$7.83
Value at end of period	$10.23	$8.25
Number of accumulation units outstanding at end of period	0	7
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.55	$10.47
Value at end of period	$15.08	$13.55
Number of accumulation units outstanding at end of period	168	439
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.68	$7.44	$12.37	$12.96
Value at end of period	$10.73	$9.68	$7.44	$12.37
Number of accumulation units outstanding at end of period	6,410	2,446	7,366	2,007
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.24	$8.90	$14.79	$14.31
Value at end of period	$15.54	$12.24	$8.90	$14.79
Number of accumulation units outstanding at end of period	1,620	843	7,301	3,539
ING GNMA INCOME FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.17	$11.72	$11.09	$10.59	$10.27	$10.13
Value at end of period	$12.78	$12.17	$11.72	$11.09	$10.59	$10.27
Number of accumulation units outstanding at end of period	10,246	6,869	2,606	0	0	166
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.37	$11.25
Value at end of period	$13.92	$12.37
Number of accumulation units outstanding at end of period	1,420	1,258
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.76	$8.04	$12.99	$12.56	$11.13	$10.72	$9.56
Value at end of period	$10.95	$9.76	$8.04	$12.99	$12.56	$11.13	$10.72
Number of accumulation units outstanding at end of period	944	2,130	4,395	1,196	4,005	1,432	617

		CFI 156

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.02	$8.49	$13.81	$13.29	$12.32	$11.26	$9.85
Value at end of period	$13.23	$11.02	$8.49	$13.81	$13.29	$12.32	$11.26
Number of accumulation units outstanding at end of period	2,011	684	1,343	116	884	640	255
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.36	$8.42	$12.87	$13.93	$12.43	$11.39
Value at end of period	$12.54	$10.36	$8.42	$12.87	$13.93	$12.43
Number of accumulation units outstanding at end of period	790	1,384	783	0	0	941
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.66
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	430
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.07
Value at end of period	$11.69
Number of accumulation units outstanding at end of period	390
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.22
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	300
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.08	$9.93	$11.16	$10.67	$10.39	$10.23	$9.94
Value at end of period	$12.02	$11.08	$9.93	$11.16	$10.67	$10.39	$10.23
Number of accumulation units outstanding at end of period	3,741	33,540	22,686	2,104	5,245	0	1,076
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.06	$10.06	$11.15	$10.96
Value at end of period	$11.97	$11.06	$10.06	$11.15
Number of accumulation units outstanding at end of period	8,479	3,514	9,681	2,440
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$13.41	$9.32	$9.32
Value at end of period	$16.52	$13.41	$9.32
Number of accumulation units outstanding at end of period	74	0	1,056
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.74	$10.13	$17.80	$15.95	$12.46	$11.25
Value at end of period	$12.92	$12.74	$10.13	$17.89	$15.95	$12.46
Number of accumulation units outstanding at end of period	1,048	0	0	0	0	8
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.79	$7.55	$7.54
Value at end of period	$15.20	$12.79	$7.55
Number of accumulation units outstanding at end of period	5,530	4,462	3,759

		CFI 157

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.02	$9.67	$14.60	$14.43	$12.91
Value at end of period	$14.61	$12.02	$9.67	$14.60	$14.43
Number of accumulation units outstanding at end of period	2,567	8,684	10,205	1,909	574
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.22	$6.99	$11.15	$11.23
Value at end of period	$9.53	$8.22	$6.99	$11.15
Number of accumulation units outstanding at end of period	4,296	0	14,272	11,611
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.03
Value at end of period	$9.45
Number of accumulation units outstanding at end of period	202
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.01	$7.86	$8.45
Value at end of period	$11.86	$10.01	$7.86
Number of accumulation units outstanding at end of period	3,684	0	511
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.65
Value at end of period	$13.84
Number of accumulation units outstanding at end of period	379
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.16	$9.58	$12.48	$12.15	$10.98	$10.73
Value at end of period	$12.11	$11.16	$9.58	$12.48	$12.15	$10.98
Number of accumulation units outstanding at end of period	4,479	3,946	0	0	0	316
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.91
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	818
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.67
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	47
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.57	$8.40	$14.27	$13.58	$11.66	$9.74
Value at end of period	$13.25	$11.57	$8.40	$14.27	$13.58	$11.66
Number of accumulation units outstanding at end of period	7,341	0	12,122	6,699	7,051	1,550
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.35	$9.09
Value at end of period	$11.83	$10.35
Number of accumulation units outstanding at end of period	4,788	2,501

		CFI 158

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.15	$8.23	$10.75	$10.72
Value at end of period	$13.71	$12.15	$8.23	$10.75
Number of accumulation units outstanding at end of period	0	0	18	1,369
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.66	$11.36	$11.51	$10.64	$10.34	$10.24
Value at end of period	$13.47	$12.66	$11.36	$11.51	$10.64	$10.34
Number of accumulation units outstanding at end of period	14,970	14,758	12,641	5,304	3,056	3,809
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$6.99	$6.29	$9.13	$9.31
Value at end of period	$8.22	$6.99	$6.29	$9.13
Number of accumulation units outstanding at end of period	655	657	5,340	4,944
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.91	$7.26	$10.35
Value at end of period	$10.20	$8.91	$7.26
Number of accumulation units outstanding at end of period	0	1,028	533
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.88	$6.94
Value at end of period	$10.16	$8.88
Number of accumulation units outstanding at end of period	67	512
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.70	$7.71	$11.07	$11.15
Value at end of period	$14.92	$12.70	$7.71	$11.07
Number of accumulation units outstanding at end of period	441	0	1,076	6,996
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.07	$7.34	$11.09	$11.24
Value at end of period	$10.56	$9.07	$7.34	$11.09
Number of accumulation units outstanding at end of period	198	1,784	179	354
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.03	$7.30	$10.19
Value at end of period	$10.52	$9.03	$7.30
Number of accumulation units outstanding at end of period	1,674	1,589	2,444
ING REAL ESTATE FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.86	$10.03	$15.64	$18.95	$14.08	$12.67
Value at end of period	$16.21	$12.86	$10.03	$15.64	$18.95	$14.08
Number of accumulation units outstanding at end of period	1,637	2,709	4,625	1,809	2,144	2,991
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.89
Value at end of period	$13.95
Number of accumulation units outstanding at end of period	140

		CFI 159

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.13	$6.91
Value at end of period	$8.99	$8.13
Number of accumulation units outstanding at end of period	4,699	4,089
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.84	$10.06
Value at end of period	$13.01	$11.84
Number of accumulation units outstanding at end of period	3,932	4,723
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.17	$6.69
Value at end of period	$10.10	$8.17
Number of accumulation units outstanding at end of period	511	472
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.67	$7.32
Value at end of period	$10.82	$8.67
Number of accumulation units outstanding at end of period	662	437
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.51	$9.92	$14.55	$15.09
Value at end of period	$15.40	$12.51	$9.92	$14.55
Number of accumulation units outstanding at end of period	66	33	0	3,652
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.79
Value at end of period	$11.31
Number of accumulation units outstanding at end of period	50,152
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.04
Value at end of period	$11.78
Number of accumulation units outstanding at end of period	66,377
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.20
Value at end of period	$11.98
Number of accumulation units outstanding at end of period	57,032
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.25
Value at end of period	$12.10
Number of accumulation units outstanding at end of period	27,319
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.49
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	9,865

		CFI 160

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.59	$9.09	$12.05	$11.53	$10.77	$10.48
Value at end of period	$11.61	$10.59	$9.09	$12.05	$11.53	$10.77
Number of accumulation units outstanding at end of period	4,114	2,497	4,612	113	123	4,316
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31	$8.34	$13.20	$12.73	$11.38	$10.72
Value at end of period	$11.51	$10.31	$8.34	$13.20	$12.73	$11.38
Number of accumulation units outstanding at end of period	747	655	1,308	1,477	949	1,054
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.45	$8.69	$12.65	$12.15	$11.06	$10.62
Value at end of period	$11.56	$10.45	$8.69	$12.65	$12.15	$11.06
Number of accumulation units outstanding at end of period	6,385	4,572	6,008	1,346	1,518	2,397
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.05	$9.15	$12.78	$12.39	$11.07
Value at end of period	$13.58	$12.05	$9.15	$12.78	$12.39
Number of accumulation units outstanding at end of period	6,556	14,827	26,469	209	1,638
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.82	$7.49	$13.36	$11.95	$11.09	$11.09
Value at end of period	$13.71	$10.82	$7.49	$13.36	$11.95	$11.09
Number of accumulation units outstanding at end of period	0	0	0	966	570	310
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.78	$8.73	$12.80
Value at end of period	$12.24	$10.78	$8.73
Number of accumulation units outstanding at end of period	2,864	2,442	1,425
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.89	$7.72	$13.54	$12.49	$11.17	$10.66	$9.54
Value at end of period	$12.56	$10.89	$7.72	$13.54	$12.49	$11.17	$10.66
Number of accumulation units outstanding at end of period	1,583	0	0	490	5,143	193	1,127
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.76	$7.49	$12.17
Value at end of period	$10.49	$9.76	$7.49
Number of accumulation units outstanding at end of period	880	702	598
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.08	$9.98	$16.75	$17.03
Value at end of period	$13.95	$13.08	$9.98	$16.75
Number of accumulation units outstanding at end of period	0	0	6,784	2,243
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.75	$6.69	$11.21	$11.69
Value at end of period	$9.32	$8.75	$6.69	$11.21
Number of accumulation units outstanding at end of period	0	0	0	87

		CFI 161

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.17	$8.00	$12.73	$13.17	$11.57
Value at end of period	$11.58	$10.17	$8.00	$12.73	$13.17
Number of accumulation units outstanding at end of period	0	13,402	15,243	0	1,198
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.31	$9.53	$9.44
Value at end of period	$11.96	$11.31	$9.53
Number of accumulation units outstanding at end of period	580	465	2,655
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$31.11	$24.72	$34.95	$31.77	$29.69
Value at end of period	$32.14	$31.11	$24.72	$34.95	$31.77
Number of accumulation units outstanding at end of period	0	1,321	902	0	2
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.83	$11.97
Value at end of period	$14.26	$12.83
Number of accumulation units outstanding at end of period	2,284	1,380
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.49	$8.39	$14.04	$14.15	$12.76	$11.95	$10.07
Value at end of period	$13.00	$10.49	$8.39	$14.04	$14.15	$12.76	$11.95
Number of accumulation units outstanding at end of period	1,355	132	7,708	6,272	5,341	1,225	1,170
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.86	$11.60	$17.05	$15.64	$13.16	$11.34
Value at end of period	$18.52	$14.86	$11.60	$17.05	$15.64	$13.16
Number of accumulation units outstanding at end of period	8,430	291	645	683	954	1,204
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.08	$12.63	$17.48	$15.95	$13.95
Value at end of period	$16.53	$15.08	$12.63	$17.48	$15.95
Number of accumulation units outstanding at end of period	1,411	1,938	3,778	828	213
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.79	$6.84	$6.84
Value at end of period	$10.61	$8.79	$6.84
Number of accumulation units outstanding at end of period	0	0	123
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.65	$10.07	$16.43	$14.37	$12.16	$10.83
Value at end of period	$15.17	$13.65	$10.07	$16.43	$14.37	$12.16
Number of accumulation units outstanding at end of period	3,067	799	285	501	967	1,459
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$9.60	$6.77	$12.68	$13.10
Value at end of period	$10.34	$9.60	$6.77	$12.68
Number of accumulation units outstanding at end of period	1,178	675	13,185	8,539

		CFI 162

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$27.19	$15.16	$29.54	$22.36	$18.10	$13.31
Value at end of period	$34.08	$27.19	$15.16	$29.54	$22.36	$18.10
Number of accumulation units outstanding at end of period	843	905	1,302	789	836	1,571
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.12	$9.29	$13.58	$12.57	$11.50	$10.95
Value at end of period	$12.28	$11.12	$9.29	$13.58	$12.57	$11.50
Number of accumulation units outstanding at end of period	817	901	451	434	1,290	1,386
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.98	$10.26	$11.18	$11.01
Value at end of period	$12.77	$11.98	$10.26	$11.18
Number of accumulation units outstanding at end of period	398	0	1,772	5
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.02	$6.64
Value at end of period	$10.31	$9.02
Number of accumulation units outstanding at end of period	64	32
PIONEER HIGH YIELD FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.05	$7.53	$12.11	$11.48	$10.52	$10.41	$9.76
Value at end of period	$13.98	$12.05	$7.53	$12.11	$11.48	$10.52	$10.41
Number of accumulation units outstanding at end of period	3,704	2,405	1,191	557	4,672	404	881
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.39	$12.19
Value at end of period	$15.34	$13.39
Number of accumulation units outstanding at end of period	368	374
TEMPLETON FOREIGN FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.41	$12.90
Value at end of period	$14.36	$13.41
Number of accumulation units outstanding at end of period	3,834	2,533
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2004)
Value at beginning of period	$11.58	$8.73	$14.53	$13.28	$12.14	$10.78	$9.53
Value at end of period	$12.83	$11.58	$8.73	$14.53	$13.28	$12.14	$10.78
Number of accumulation units outstanding at end of period	20,645	38,983	56,800	26,581	9,182	2,181	2,080
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.68	$9.52	$13.59	$13.29	$11.92
Value at end of period	$12.89	$11.68	$9.52	$13.59	$13.29
Number of accumulation units outstanding at end of period	0	0	6,607	0	34
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.89	$9.49	$13.97	$14.58
Value at end of period	$12.28	$10.89	$9.49	$13.97
Number of accumulation units outstanding at end of period	0	0	1,951	1,143

		CFI 163

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

WANGER INTERNATIONAL
(Funds were first received in this option during October 2010)
Value at beginning of period	$9.68
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	186
WANGER USA
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.88
Value at end of period	$16.21
Number of accumulation units outstanding at end of period	70
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.06	$8.57	$13.00	$12.69	$10.91	$10.69	$10.00
Value at end of period	$11.24	$10.06	$8.57	$13.00	$12.69	$10.91	$10.69
Number of accumulation units outstanding at end of period	11,636	12	20	14,825	1,884	1,015	893

		TABLE 22
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.15%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.18	$7.69	$13.16	$12.65	$12.25
Value at end of period	$10.25	$9.18	$7.69	$13.16	$12.65
Number of accumulation units outstanding at end of period	0	177	0	1,275	395
AMERICAN BALANCED FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.82	$9.07	$12.39	$11.79	$10.71	$10.65
Value at end of period	$12.05	$10.82	$9.07	$12.39	$11.79	$10.71
Number of accumulation units outstanding at end of period	0	0	0	16,779	8,592	2,706
ARIEL APPRECIATION FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.97	$6.83	$11.70	$12.05	$11.78
Value at end of period	$12.92	$10.97	$6.83	$11.70	$12.05
Number of accumulation units outstanding at end of period	0	0	0	35	3,037
ARIEL FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.02	$6.23	$12.22	$12.62	$11.61	$11.13
Value at end of period	$12.44	$10.02	$6.23	$12.22	$12.62	$11.61
Number of accumulation units outstanding at end of period	0	1,517	1,582	3,549	1,977	2,690
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.52	$11.32	$19.31	$16.48	$13.73	$12.65
Value at end of period	$16.74	$15.52	$11.32	$19.31	$16.48	$13.73
Number of accumulation units outstanding at end of period	1,377	5,050	5,113	5,994	4,534	505

		CFI 164

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.58	$9.41	$16.63	$14.37	$13.06	$12.43
Value at end of period	$14.52	$12.58	$9.41	$16.63	$14.37	$13.06
Number of accumulation units outstanding at end of period	1,318	21,222	6,404	18,511	16,055	6,992
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.69	$7.56	$13.38	$13.39
Value at end of period	$10.98	$9.69	$7.56	$13.38
Number of accumulation units outstanding at end of period	0	1,155	768	136
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.83	$6.63
Value at end of period	$10.79	$8.83
Number of accumulation units outstanding at end of period	0	1,652
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.20	$9.57	$14.49	$15.05	$13.04	$12.67
Value at end of period	$15.43	$12.20	$9.57	$14.49	$15.05	$13.04
Number of accumulation units outstanding at end of period	582	358	797	4,382	2,428	531
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.10	$7.86	$13.85	$12.57	$11.85	$11.47
Value at end of period	$14.06	$11.10	$7.86	$13.85	$12.57	$11.85
Number of accumulation units outstanding at end of period	0	0	0	796	0	647
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2010)
Value at beginning of period	$7.88
Value at end of period	$8.99
Number of accumulation units outstanding at end of period	357
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.95	$8.94	$15.39	$15.05
Value at end of period	$14.94	$11.95	$8.94	$15.39
Number of accumulation units outstanding at end of period	766	3,538	2,585	3,195
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.66	$7.73	$13.02	$13.11
Value at end of period	$13.64	$11.66	$7.73	$13.02
Number of accumulation units outstanding at end of period	353	703	213	115
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.15	$6.08	$10.01	$10.32
Value at end of period	$10.31	$8.15	$6.08	$10.01
Number of accumulation units outstanding at end of period	521	530	713	1,504
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.24	$6.68	$9.42
Value at end of period	$10.20	$8.24	$6.68
Number of accumulation units outstanding at end of period	0	4	19

		CFI 165

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.55	$10.47
Value at end of period	$15.07	$13.55
Number of accumulation units outstanding at end of period	0	98
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.65	$7.42	$12.35	$11.99	$11.05
Value at end of period	$10.69	$9.65	$7.42	$12.35	$11.99
Number of accumulation units outstanding at end of period	0	36	5	979	47
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.21	$8.88	$13.71
Value at end of period	$15.49	$12.21	$8.88
Number of accumulation units outstanding at end of period	327	809	854
ING GNMA INCOME FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.13	$11.69	$11.07	$10.58	$10.19
Value at end of period	$12.74	$12.13	$11.69	$11.07	$10.58
Number of accumulation units outstanding at end of period	1,162	1,147	581	0	1,434
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.37	$11.25
Value at end of period	$13.90	$12.37
Number of accumulation units outstanding at end of period	156	156
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.73	$8.02	$12.97	$12.54	$11.12	$10.96
Value at end of period	$10.91	$9.73	$8.02	$12.97	$12.54	$11.12
Number of accumulation units outstanding at end of period	826	2,692	843	1,179	311	2,073
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.99	$8.47	$13.78	$13.27	$12.31	$12.01
Value at end of period	$13.19	$10.99	$8.47	$13.78	$13.27	$12.31
Number of accumulation units outstanding at end of period	618	67	46	6,517	3,846	1,143
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.33	$8.40	$12.85	$13.91	$12.42	$12.19
Value at end of period	$12.49	$10.33	$8.40	$12.85	$13.91	$12.42
Number of accumulation units outstanding at end of period	0	12	6	1,072	2,204	113
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.05	$9.91	$11.14	$10.66	$10.38	$10.43
Value at end of period	$11.98	$11.05	$9.91	$11.14	$10.66	$10.38
Number of accumulation units outstanding at end of period	653	5,445	4,489	6,428	2,753	2,821
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.03	$10.03	$11.13	$10.66	$10.30
Value at end of period	$11.93	$11.03	$10.03	$11.13	$10.66
Number of accumulation units outstanding at end of period	799	936	1,638	667	9,271

		CFI 166

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.37	$9.30	$19.52	$18.55
Value at end of period	$16.46	$13.37	$9.30	$19.52
Number of accumulation units outstanding at end of period	0	1,048	673	14
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.77	$7.54	$15.66	$15.72
Value at end of period	$15.17	$12.77	$7.54	$15.66
Number of accumulation units outstanding at end of period	242	2,099	618	1,576
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.98	$9.65	$14.57	$14.83
Value at end of period	$14.56	$11.98	$9.65	$14.57
Number of accumulation units outstanding at end of period	57	1,377	1,212	2,593
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.99	$7.84	$13.30	$14.10
Value at end of period	$11.82	$9.99	$7.84	$13.30
Number of accumulation units outstanding at end of period	0	0	0	313
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.13	$9.55	$12.46	$12.67
Value at end of period	$12.07	$11.13	$9.55	$12.46
Number of accumulation units outstanding at end of period	10,570	74	27	18
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.55	$8.39	$14.25	$13.56	$11.66	$11.12
Value at end of period	$13.21	$11.55	$8.39	$14.25	$13.56	$11.66
Number of accumulation units outstanding at end of period	0	13,688	1,018	1,405	3,522	4,383
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.34	$8.62	$10.14
Value at end of period	$11.81	$10.34	$8.62
Number of accumulation units outstanding at end of period	29	0	165
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.62	$11.34	$11.49	$10.62	$10.59
Value at end of period	$13.42	$12.62	$11.34	$11.49	$10.62
Number of accumulation units outstanding at end of period	2,500	1,307	158	2,875	340
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$6.98	$6.29	$9.13	$9.30
Value at end of period	$8.20	$6.98	$6.29	$9.13
Number of accumulation units outstanding at end of period	345	5,247	4,582	92
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.89	$7.25	$11.25	$11.44
Value at end of period	$10.17	$8.89	$7.25	$11.25
Number of accumulation units outstanding at end of period	914	4,077	1,223	488

		CFI 167

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$8.72
Value at end of period	$10.14
Number of accumulation units outstanding at end of period	260
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.68	$7.70	$11.06	$11.31
Value at end of period	$14.88	$12.68	$7.70	$11.06
Number of accumulation units outstanding at end of period	0	0	0	626
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2010)
Value at beginning of period	$9.49
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	29
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.01	$7.29	$10.50
Value at end of period	$10.49	$9.01	$7.29
Number of accumulation units outstanding at end of period	0	0	491
ING REAL ESTATE FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.82	$10.01	$15.61	$18.92	$14.07	$13.25
Value at end of period	$16.15	$12.82	$10.01	$15.61	$18.92	$14.07
Number of accumulation units outstanding at end of period	139	2,726	75	1,426	1,732	200
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.12	$6.91
Value at end of period	$8.98	$8.12
Number of accumulation units outstanding at end of period	1,102	1,624
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.48	$9.89	$14.52	$13.91
Value at end of period	$15.34	$12.48	$9.89	$14.52
Number of accumulation units outstanding at end of period	5	8,645	6	371
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.79
Value at end of period	$11.31
Number of accumulation units outstanding at end of period	15,288
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.04
Value at end of period	$11.77
Number of accumulation units outstanding at end of period	55,388
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.20
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	15,418

		CFI 168

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.25
Value at end of period	$12.09
Number of accumulation units outstanding at end of period	12,517
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.49
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	4,328
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.55	$9.07	$12.02	$11.51	$11.05
Value at end of period	$11.57	$10.55	$9.07	$12.02	$11.51
Number of accumulation units outstanding at end of period	0	0	0	1,499	1,334
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.28	$8.32	$13.18	$13.65
Value at end of period	$11.47	$10.28	$8.32	$13.18
Number of accumulation units outstanding at end of period	0	199	0	91
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.42	$8.66	$12.63	$12.23
Value at end of period	$11.52	$10.42	$8.66	$12.63
Number of accumulation units outstanding at end of period	0	0	0	1,903
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.02	$9.14	$12.76	$12.38	$11.40
Value at end of period	$13.54	$12.02	$9.14	$12.76	$12.38
Number of accumulation units outstanding at end of period	4,006	21,728	4,495	16,833	15
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.74	$8.70	$13.71	$13.63
Value at end of period	$12.20	$10.74	$8.70	$13.71
Number of accumulation units outstanding at end of period	10	1,412	1,174	1,382
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.86	$7.70	$13.51	$12.47	$11.16	$10.84
Value at end of period	$12.51	$10.86	$7.70	$13.51	$12.47	$11.16
Number of accumulation units outstanding at end of period	0	382	169	1,809	0	3,054
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.75	$7.48	$12.74
Value at end of period	$10.46	$9.75	$7.48
Number of accumulation units outstanding at end of period	0	0	0
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.14	$7.98	$12.70	$13.15	$11.85
Value at end of period	$11.54	$10.14	$7.98	$12.70	$13.15
Number of accumulation units outstanding at end of period	440	1,807	1,377	4,441	7,830

		CFI 169

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.29	$9.52	$13.51	$13.89
Value at end of period	$11.93	$11.29	$9.52	$13.51
Number of accumulation units outstanding at end of period	0	3,263	2,603	535
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.79	$9.44
Value at end of period	$14.21	$12.79
Number of accumulation units outstanding at end of period	0	4,976
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.46	$8.37	$14.01	$14.13	$12.74	$12.61
Value at end of period	$12.96	$10.46	$8.37	$14.01	$14.13	$12.74
Number of accumulation units outstanding at end of period	0	0	0	3,391	5,944	5,144
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.80	$7.80	$12.55	$11.46
Value at end of period	$12.17	$10.80	$7.80	$12.55
Number of accumulation units outstanding at end of period	0	0	0	80
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.04	$12.60	$17.44	$15.93	$14.33
Value at end of period	$16.47	$15.04	$12.60	$17.44	$15.93
Number of accumulation units outstanding at end of period	70	2,380	2,556	3,372	986
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.77	$6.83	$10.32
Value at end of period	$10.59	$8.77	$6.83
Number of accumulation units outstanding at end of period	0	287	62
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.61	$10.04	$16.40	$14.30
Value at end of period	$15.11	$13.61	$10.04	$16.40
Number of accumulation units outstanding at end of period	123	19	138	45
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.57	$6.76	$12.66	$11.28	$11.13
Value at end of period	$10.30	$9.57	$6.76	$12.66	$11.28
Number of accumulation units outstanding at end of period	0	0	0	0	5,097
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$27.11	$15.12	$29.49	$22.33	$18.08	$15.38
Value at end of period	$33.96	$27.11	$15.12	$29.49	$22.33	$18.08
Number of accumulation units outstanding at end of period	178	153	117	685	747	1,970
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.09	$9.26	$13.55	$13.55
Value at end of period	$12.24	$11.09	$9.26	$13.55
Number of accumulation units outstanding at end of period	127	127	127	72

		CFI 170

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.95	$10.24	$11.54
Value at end of period	$12.74	$11.95	$10.24
Number of accumulation units outstanding at end of period	0	0	306
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.01	$5.24	$4.59
Value at end of period	$10.29	$9.01	$5.24
Number of accumulation units outstanding at end of period	160	77	11
PIONEER HIGH YIELD FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.01	$7.52	$12.09	$11.46	$10.51	$10.55
Value at end of period	$13.94	$12.01	$7.52	$12.09	$11.46	$10.51
Number of accumulation units outstanding at end of period	1,642	1,391	1,610	4,310	3,317	3,010
TEMPLETON FOREIGN FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.37	$9.05	$17.02	$14.71	$12.43	$12.16
Value at end of period	$14.31	$13.37	$9.05	$17.02	$14.71	$12.43
Number of accumulation units outstanding at end of period	0	0	0	6,696	3,827	796
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.55	$8.71	$14.50	$13.26	$12.13	$11.58
Value at end of period	$12.78	$11.55	$8.71	$14.50	$13.26	$12.13
Number of accumulation units outstanding at end of period	5,918	5,015	4,175	11,704	6,644	10,565
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.65	$9.50	$13.57	$13.30
Value at end of period	$12.85	$11.65	$9.50	$13.57
Number of accumulation units outstanding at end of period	223	616	510	1,923
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.86	$9.46	$13.94	$13.57	$13.19
Value at end of period	$12.24	$10.86	$9.46	$13.94	$13.57
Number of accumulation units outstanding at end of period	0	0	0	0	577
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.03	$8.55	$12.98	$12.67	$10.90	$10.82
Value at end of period	$11.20	$10.03	$8.55	$12.98	$12.67	$10.90
Number of accumulation units outstanding at end of period	1,571	962	406	11,593	6,544	2,601

		CFI 171

	Condensed Financial Information (continued)

		TABLE 23
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.20%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006

AMERICAN BALANCED FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.79	$9.05	$12.36	$12.31
Value at end of period	$12.01	$10.79	$9.05	$12.36
Number of accumulation units outstanding at end of period	3,422	2,811	1,755	463
ARIEL FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.00	$6.04
Value at end of period	$12.40	$10.00
Number of accumulation units outstanding at end of period	1,043	1,396
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$7.92	$7.40
Value at end of period	$9.60	$7.92
Number of accumulation units outstanding at end of period	2	2
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.48	$11.29	$19.28	$16.45	$15.26
Value at end of period	$16.68	$15.48	$11.29	$19.28	$16.45
Number of accumulation units outstanding at end of period	9,993	7,665	205	0	119
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.54	$9.39	$16.60	$14.35	$13.55
Value at end of period	$14.47	$12.54	$9.39	$16.60	$14.35
Number of accumulation units outstanding at end of period	27,242	19,650	13,788	6,635	1,784
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.66	$7.54	$13.36	$13.27
Value at end of period	$10.95	$9.66	$7.54	$13.36
Number of accumulation units outstanding at end of period	0	0	832	374
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.80	$6.97	$13.41	$10.80
Value at end of period	$10.75	$8.80	$6.97	$13.41
Number of accumulation units outstanding at end of period	0	0	995	421
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.60
Value at end of period	$15.38
Number of accumulation units outstanding at end of period	567
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.06	$7.84	$13.83	$12.56	$12.68
Value at end of period	$14.01	$11.06	$7.84	$13.83	$12.56
Number of accumulation units outstanding at end of period	0	0	651	346	120

		CFI 172

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.24	$8.72	$12.30	$11.82	$11.24
Value at end of period	$11.52	$10.24	$8.72	$12.30	$11.82
Number of accumulation units outstanding at end of period	285	286	223	128	58
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.91	$11.40
Value at end of period	$14.89	$11.91
Number of accumulation units outstanding at end of period	2,929	1,415
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.62	$7.71	$12.99	$11.18
Value at end of period	$13.60	$11.62	$7.71	$12.99
Number of accumulation units outstanding at end of period	3,254	2,927	532	168
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.14	$7.08
Value at end of period	$10.28	$8.14
Number of accumulation units outstanding at end of period	9,144	7,920
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.54	$13.54
Value at end of period	$15.05	$13.54
Number of accumulation units outstanding at end of period	1,783	1,742
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.12
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	1,387
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.19	$8.87	$14.75	$13.06	$12.21
Value at end of period	$15.45	$12.19	$8.87	$14.75	$13.06
Number of accumulation units outstanding at end of period	4,775	3,613	662	115	163
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.70	$8.00	$12.94	$12.46
Value at end of period	$10.88	$9.70	$8.00	$12.94
Number of accumulation units outstanding at end of period	1,924	1,144	1,597	1,169
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.95	$8.45	$13.75	$13.94
Value at end of period	$13.14	$10.95	$8.45	$13.75
Number of accumulation units outstanding at end of period	1,661	1,566	1,018	478
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.30	$8.38	$12.82
Value at end of period	$12.45	$10.30	$8.38
Number of accumulation units outstanding at end of period	0	11	0

		CFI 173

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.77
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	6,135
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.02	$9.88	$11.12	$10.64	$10.35
Value at end of period	$11.94	$11.02	$9.88	$11.12	$10.64
Number of accumulation units outstanding at end of period	18,204	15,259	491	122	6
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.00	$10.01	$11.11	$10.64	$10.68
Value at end of period	$11.89	$11.00	$10.01	$11.11	$10.64
Number of accumulation units outstanding at end of period	4,039	0	558	417	279
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.67	$12.67
Value at end of period	$12.83	$12.67
Number of accumulation units outstanding at end of period	772	718
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.74	$7.53	$15.64	$15.71
Value at end of period	$15.13	$12.74	$7.53	$15.64
Number of accumulation units outstanding at end of period	5,986	5,304	1,171	454
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.95	$9.62	$13.60
Value at end of period	$14.51	$11.95	$9.62
Number of accumulation units outstanding at end of period	6,553	609	185
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.19	$6.98	$11.13	$11.21
Value at end of period	$9.49	$8.19	$6.98	$11.13
Number of accumulation units outstanding at end of period	756	710	503	603
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.25	$9.02	$18.10	$15.21	$14.90
Value at end of period	$13.76	$12.25	$9.02	$18.10	$15.21
Number of accumulation units outstanding at end of period	0	0	834	477	224
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.09	$9.53	$12.44	$12.83
Value at end of period	$12.03	$11.09	$9.53	$12.44
Number of accumulation units outstanding at end of period	0	0	60	10
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.91
Value at end of period	$12.27
Number of accumulation units outstanding at end of period	521

		CFI 174

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.69	$10.83	$10.73	$10.39
Value at end of period	$10.53	$10.69	$10.83	$10.73
Number of accumulation units outstanding at end of period	0	0	1,013	1,930
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.52	$8.37	$14.23	$13.55	$12.46
Value at end of period	$13.17	$11.52	$8.37	$14.23	$13.55
Number of accumulation units outstanding at end of period	494	495	7,953	3,664	84
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.10	$8.21	$10.84
Value at end of period	$13.65	$12.10	$8.21
Number of accumulation units outstanding at end of period	0	0	171
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.58	$11.31	$11.47	$10.63
Value at end of period	$13.37	$12.58	$11.31	$11.47
Number of accumulation units outstanding at end of period	418	419	2,525	273
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$6.96	$6.28	$9.12	$9.30
Value at end of period	$8.18	$6.96	$6.28	$9.12
Number of accumulation units outstanding at end of period	16,377	11,795	8,456	5,075
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.88	$7.24	$11.24	$11.43
Value at end of period	$10.15	$8.88	$7.24	$11.24
Number of accumulation units outstanding at end of period	0	0	1,964	736
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.84	$7.22	$11.20	$11.40
Value at end of period	$10.11	$8.84	$7.22	$11.20
Number of accumulation units outstanding at end of period	1,513	1,118	662	208
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.66	$7.69	$11.05	$10.56	$10.23
Value at end of period	$14.85	$12.66	$7.69	$11.05	$10.56
Number of accumulation units outstanding at end of period	0	0	0	0	178
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.03	$7.32	$11.07	$11.22
Value at end of period	$10.51	$9.03	$7.32	$11.07
Number of accumulation units outstanding at end of period	0	0	592	426
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.99	$7.28	$11.03	$11.18
Value at end of period	$10.47	$8.99	$7.28	$11.03
Number of accumulation units outstanding at end of period	3,714	3,313	1,074	301

		CFI 175

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING REAL ESTATE FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.79	$9.98	$15.58	$18.89	$18.71
Value at end of period	$16.10	$12.79	$9.98	$15.58	$18.89
Number of accumulation units outstanding at end of period	942	686	2,591	1,255	1,623
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.11	$8.11
Value at end of period	$8.97	$8.11
Number of accumulation units outstanding at end of period	8,410	8,783
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.44	$9.87	$14.49	$13.65
Value at end of period	$15.29	$12.44	$9.87	$14.49
Number of accumulation units outstanding at end of period	3,899	1,950	6,097	2,716
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.79
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	4,535
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.04
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	17,301
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.20
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	12,732
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.25
Value at end of period	$12.08
Number of accumulation units outstanding at end of period	5,682
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.49
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	2,071
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.52	$9.05	$12.00	$11.48
Value at end of period	$11.53	$10.52	$9.05	$12.00
Number of accumulation units outstanding at end of period	30,262	25,040	282	129
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.25	$8.30	$13.15	$12.63
Value at end of period	$11.43	$10.25	$8.30	$13.15
Number of accumulation units outstanding at end of period	18,570	17,594	163	50

		CFI 176

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.39	$8.64	$12.08
Value at end of period	$11.48	$10.39	$8.64
Number of accumulation units outstanding at end of period	16,712	12,723	29
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.99	$9.12	$12.74	$12.37	$11.79
Value at end of period	$13.50	$11.99	$9.12	$12.74	$12.37
Number of accumulation units outstanding at end of period	9,352	2,634	10,245	4,872	397
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.66	$6.68	$11.52
Value at end of period	$12.27	$9.66	$6.68
Number of accumulation units outstanding at end of period	100	70	21
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.71	$8.68	$13.04
Value at end of period	$12.16	$10.71	$8.68
Number of accumulation units outstanding at end of period	0	0	108
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.83	$7.68	$13.49	$12.45	$12.49
Value at end of period	$12.47	$10.83	$7.68	$13.49	$12.45
Number of accumulation units outstanding at end of period	4,095	3,475	3,086	845	253
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.73	$7.47	$12.73	$12.12
Value at end of period	$10.44	$9.73	$7.47	$12.73
Number of accumulation units outstanding at end of period	2,480	2,208	1,872	438
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.03	$9.96	$16.72	$17.00
Value at end of period	$13.88	$13.03	$9.96	$16.72
Number of accumulation units outstanding at end of period	3,057	2,843	1,723	1,404
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.73
Value at end of period	$11.50
Number of accumulation units outstanding at end of period	7
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.26	$9.50	$13.49	$12.64
Value at end of period	$11.89	$11.26	$9.50	$13.49
Number of accumulation units outstanding at end of period	2,911	2,500	363	117
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.75	$9.93	$13.88	$12.72
Value at end of period	$14.16	$12.75	$9.93	$13.88
Number of accumulation units outstanding at end of period	0	0	3,230	1,493

		CFI 177

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.43	$8.35	$13.99	$14.59
Value at end of period	$12.92	$10.43	$8.35	$13.99
Number of accumulation units outstanding at end of period	1,201	906	464	372
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$14.99	$12.57	$17.41	$16.57
Value at end of period	$16.42	$14.99	$12.57	$17.41
Number of accumulation units outstanding at end of period	2,937	1,571	1,129	530
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.75	$6.82	$11.34	$11.35
Value at end of period	$10.56	$8.75	$6.82	$11.34
Number of accumulation units outstanding at end of period	4,687	3,720	101	18
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.57	$13.04
Value at end of period	$15.06	$13.57
Number of accumulation units outstanding at end of period	2	2
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during March 2006)
Value at beginning of period	$27.03	$15.08	$29.43	$22.30	$19.67
Value at end of period	$33.84	$27.03	$15.08	$29.43	$22.30
Number of accumulation units outstanding at end of period	685	542	1,808	2,529	1,066
PAX WORLD BALANCED FUND
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.06	$9.24	$13.53	$12.53	$11.92
Value at end of period	$12.20	$11.06	$9.24	$13.53	$12.53
Number of accumulation units outstanding at end of period	3,860	3,017	1,960	1,150	507
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.00	$5.23	$11.94
Value at end of period	$10.27	$9.00	$5.23
Number of accumulation units outstanding at end of period	0	0	293
PIONEER HIGH YIELD FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.98	$7.50	$12.07	$11.45	$11.45
Value at end of period	$13.89	$11.98	$7.50	$12.07	$11.45
Number of accumulation units outstanding at end of period	11,971	9,933	724	425	324
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.51	$8.69	$14.47	$13.24	$13.29
Value at end of period	$12.74	$11.51	$8.69	$14.47	$13.24
Number of accumulation units outstanding at end of period	10,672	6,647	2,227	757	234
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.61	$9.47	$13.54	$13.26	$13.23
Value at end of period	$12.80	$11.61	$9.47	$13.54	$13.26
Number of accumulation units outstanding at end of period	13,051	10,756	4,214	2,770	1,528

		CFI 178

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.00	$9.54
Value at end of period	$11.16	$10.00
Number of accumulation units outstanding at end of period	3	3
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.76	$9.18	$13.66	$15.08	$15.01
Value at end of period	$14.21	$11.76	$9.18	$13.66	$15.08
Number of accumulation units outstanding at end of period	0	0	1,803	1,408	1,129

		TABLE 24
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.25%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.13	$7.66	$13.11	$12.61	$11.02
Value at end of period	$10.17	$9.13	$7.66	$13.11	$12.61
Number of accumulation units outstanding at end of period	1,142	1,389	1,059	787	1,588
AMANA GROWTH FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.18
Value at end of period	$13.98
Number of accumulation units outstanding at end of period	7
AMANA INCOME FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.06
Value at end of period	$13.25
Number of accumulation units outstanding at end of period	289
AMERICAN BALANCED FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.76	$9.02	$12.34	$11.76	$10.69	$10.52	$9.91
Value at end of period	$11.97	$10.76	$9.02	$12.34	$11.76	$10.69	$10.52
Number of accumulation units outstanding at end of period	7,493	5,919	5,694	3,969	5,214	893	90
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.76
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	2,756
ARIEL APPRECIATION FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.90	$6.80	$11.66	$12.01	$11.00	$10.46
Value at end of period	$12.83	$10.90	$6.80	$11.66	$12.01	$11.00
Number of accumulation units outstanding at end of period	296	267	131	0	438	191

		CFI 179

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ARIEL FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$9.97	$6.20	$12.17	$12.58	$11.58	$11.66	$10.71
Value at end of period	$12.35	$9.97	$6.20	$12.17	$12.58	$11.58	$11.66
Number of accumulation units outstanding at end of period	78	979	1,638	2	2,080	0	1,141
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.85
Value at end of period	$13.82
Number of accumulation units outstanding at end of period	137
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.98
Value at end of period	$13.56
Number of accumulation units outstanding at end of period	484
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$7.92	$5.22
Value at end of period	$9.59	$7.92
Number of accumulation units outstanding at end of period	1,565	308
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.43	$11.26	$19.24	$16.43	$14.06
Value at end of period	$16.62	$15.43	$11.26	$19.24	$16.43
Number of accumulation units outstanding at end of period	18,796	10,523	9,893	1,774	2,043
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.51	$9.37	$16.57	$14.32	$13.04	$11.33	$10.31
Value at end of period	$14.42	$12.51	$9.37	$16.57	$14.32	$13.04	$11.33
Number of accumulation units outstanding at end of period	34,205	27,695	33,294	15,362	9,788	3,337	656
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.63	$7.52	$13.33	$13.35	$11.29	$10.84	$9.92
Value at end of period	$10.91	$9.63	$7.52	$13.33	$13.35	$11.29	$10.84
Number of accumulation units outstanding at end of period	6,967	4,848	3,799	3,404	3,662	528	38
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.77	$6.95	$13.38	$10.72	$10.19	$9.80	$9.50
Value at end of period	$10.72	$8.77	$6.95	$13.38	$10.72	$10.19	$9.80
Number of accumulation units outstanding at end of period	137	1,485	903	454	69	45	49
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.13	$9.53	$14.43	$15.00	$13.01	$12.14	$10.22
Value at end of period	$15.33	$12.13	$9.53	$14.43	$15.00	$13.01	$12.14
Number of accumulation units outstanding at end of period	5,123	3,698	571	266	102	1,019	18
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.03	$7.82	$13.80	$12.54	$11.83	$11.99
Value at end of period	$13.96	$11.03	$7.82	$13.80	$12.54	$11.83
Number of accumulation units outstanding at end of period	2,976	2,961	3,146	2,390	1,916	58

		CFI 180

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.18	$9.84	$13.57	$14.15	$12.41	$11.44
Value at end of period	$15.89	$13.18	$9.84	$13.57	$14.15	$12.41
Number of accumulation units outstanding at end of period	1,098	481	530	716	125	13
ING BALANCED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.21	$8.69	$12.27	$11.80	$10.85
Value at end of period	$11.48	$10.21	$8.69	$12.27	$11.80
Number of accumulation units outstanding at end of period	200	2,299	1,349	1,782	939
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.88	$8.89	$15.33	$14.63	$13.22
Value at end of period	$14.84	$11.88	$8.89	$15.33	$14.63
Number of accumulation units outstanding at end of period	4,921	446	2,033	141	580
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.59	$7.69	$12.96	$11.05	$10.83
Value at end of period	$13.55	$11.59	$7.69	$12.96	$11.05
Number of accumulation units outstanding at end of period	1,738	2,379	3,868	883	403
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$8.12	$6.06	$9.99	$12.30	$12.10
Value at end of period	$10.26	$8.12	$6.06	$9.99	$12.30
Number of accumulation units outstanding at end of period	3,052	213	9,845	145	1,240
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.53	$10.47
Value at end of period	$15.04	$13.53
Number of accumulation units outstanding at end of period	1,152	154
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.60	$7.38	$12.30	$11.96	$10.64	$9.93
Value at end of period	$10.62	$9.60	$7.38	$12.30	$11.96	$10.64
Number of accumulation units outstanding at end of period	3,060	0	554	264	328	158
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.16	$8.85	$14.73	$15.07
Value at end of period	$15.40	$12.16	$8.85	$14.73
Number of accumulation units outstanding at end of period	6,937	1,680	3,768	469
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.61
Value at end of period	$14.76
Number of accumulation units outstanding at end of period	739
ING GNMA INCOME FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.06	$11.63	$11.02	$10.55	$10.30
Value at end of period	$12.65	$12.06	$11.63	$11.02	$10.55
Number of accumulation units outstanding at end of period	5,060	3,489	2,672	2,194	1,988

		CFI 181

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.67	$7.98	$12.92	$12.51	$11.10	$10.70	$9.90
Value at end of period	$10.84	$9.67	$7.98	$12.92	$12.51	$11.10	$10.70
Number of accumulation units outstanding at end of period	2,410	3,945	3,174	1,546	1,753	39	30
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.92	$8.43	$13.73	$13.23	$12.29	$11.24	$10.10
Value at end of period	$13.10	$10.92	$8.43	$13.73	$13.23	$12.29	$11.24
Number of accumulation units outstanding at end of period	1,573	2,945	1,822	1,324	1,683	892	17
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.27	$8.36	$12.80	$13.87	$12.39	$11.99
Value at end of period	$12.41	$10.27	$8.36	$12.80	$13.87	$12.39
Number of accumulation units outstanding at end of period	2,887	2,919	2,040	491	242	400
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.66
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	909
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.34
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	264
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.58
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	29
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.98	$9.86	$11.09	$10.89
Value at end of period	$11.90	$10.98	$9.86	$11.09
Number of accumulation units outstanding at end of period	5,153	3,550	16,144	657
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.96	$9.98	$11.09	$10.63	$10.37	$10.25
Value at end of period	$11.85	$10.96	$9.98	$11.09	$10.63	$10.37
Number of accumulation units outstanding at end of period	1,114	1,007	747	448	357	1,023
ING INTERNATIONAL CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.16	$11.64
Value at end of period	$14.12	$13.16
Number of accumulation units outstanding at end of period	0	72
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.29	$9.25	$19.45	$17.87	$14.35	$12.38
Value at end of period	$16.35	$13.29	$9.25	$19.45	$17.87	$14.35
Number of accumulation units outstanding at end of period	738	924	659	2,749	4	1,148

		CFI 182

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.63	$10.06	$17.79	$15.88	$12.42	$11.49	$10.22
Value at end of period	$12.79	$12.63	$10.06	$17.79	$15.88	$12.42	$11.49
Number of accumulation units outstanding at end of period	471	276	768	287	87	6	7
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.17	$6.55
Value at end of period	$8.07	$7.17
Number of accumulation units outstanding at end of period	1,970	15
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.72	$7.52	$15.63	$11.43	$11.14
Value at end of period	$15.10	$12.72	$7.52	$15.63	$11.43
Number of accumulation units outstanding at end of period	5,365	2,897	10,002	156	673
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.91	$9.60	$14.52	$14.45
Value at end of period	$14.46	$11.91	$9.60	$14.52
Number of accumulation units outstanding at end of period	2,084	49	99	132
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.27	$7.11	$11.87	$12.25	$11.27	$9.71
Value at end of period	$11.36	$9.27	$7.11	$11.87	$12.25	$11.27
Number of accumulation units outstanding at end of period	80	238	134	80	1,114	430
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.24
Value at end of period	$9.47
Number of accumulation units outstanding at end of period	136
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.12	$6.93	$11.08	$11.15
Value at end of period	$9.39	$8.12	$6.93	$11.08
Number of accumulation units outstanding at end of period	0	189	67	4
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.85
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	1,445
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.23	$9.01	$18.08	$15.20	$12.42	$12.36
Value at end of period	$13.72	$12.23	$9.01	$18.08	$15.20	$12.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	113
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.06	$9.51	$12.41	$12.10	$10.95	$10.66
Value at end of period	$11.99	$11.06	$9.51	$12.41	$12.10	$10.95
Number of accumulation units outstanding at end of period	1,011	67	0	0	16	7

		CFI 183

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.90
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	1,821
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.65	$10.81	$10.81
Value at end of period	$10.50	$10.65	$10.81
Number of accumulation units outstanding at end of period	3,210	2,311	487
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.49	$8.36	$14.21	$13.54	$11.65	$10.03
Value at end of period	$13.14	$11.49	$8.36	$14.21	$13.54	$11.65
Number of accumulation units outstanding at end of period	5,304	2,755	2,194	1,980	2,226	1,719
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.38
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	6,261
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.08	$8.20	$10.73	$10.56	$10.52
Value at end of period	$13.62	$12.08	$8.20	$10.73	$10.56
Number of accumulation units outstanding at end of period	2,672	175	0	0	570
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.55	$11.28	$11.44	$10.59	$10.31	$10.23	$9.80
Value at end of period	$13.33	$12.55	$11.28	$11.44	$10.59	$10.31	$10.23
Number of accumulation units outstanding at end of period	19,179	7,899	15,560	13,656	12,373	2,251	89
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$6.95	$6.27	$9.11	$9.29
Value at end of period	$8.17	$6.95	$6.27	$9.11
Number of accumulation units outstanding at end of period	5,216	3,762	8,489	1,333
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.86	$7.23	$10.07
Value at end of period	$10.13	$8.86	$7.23
Number of accumulation units outstanding at end of period	1,768	1,726	1,414
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.83	$6.30
Value at end of period	$10.09	$8.83
Number of accumulation units outstanding at end of period	2,017	519
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.64	$7.68	$11.04	$11.17
Value at end of period	$14.81	$12.64	$7.68	$11.04
Number of accumulation units outstanding at end of period	2,309	1,355	938	480

		CFI 184

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.02	$7.31	$11.06	$11.22
Value at end of period	$10.49	$9.02	$7.31	$11.06
Number of accumulation units outstanding at end of period	4,913	2,076	2,038	488
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.98	$7.27	$11.02	$11.17
Value at end of period	$10.44	$8.98	$7.27	$11.02
Number of accumulation units outstanding at end of period	159	7	2,008	2
ING REAL ESTATE FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.75	$9.96	$15.55	$18.87	$14.04	$14.12
Value at end of period	$16.04	$12.75	$9.96	$15.55	$18.87	$14.04
Number of accumulation units outstanding at end of period	838	846	722	605	337	704
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.11	$6.88
Value at end of period	$8.96	$8.11
Number of accumulation units outstanding at end of period	1,655	1,397
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.46
Value at end of period	$10.06
Number of accumulation units outstanding at end of period	925
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$8.41
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	1,566
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.40	$9.85	$14.46	$13.83	$12.56
Value at end of period	$15.24	$12.40	$9.85	$14.46	$13.83
Number of accumulation units outstanding at end of period	1,882	2,284	2,720	493	268
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.78
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	21,858
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.04
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	15,857
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.20
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	31,725

		CFI 185

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.25
Value at end of period	$12.08
Number of accumulation units outstanding at end of period	21,654
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.37
Value at end of period	$11.51
Number of accumulation units outstanding at end of period	34
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.49
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	2,133
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.49	$9.03	$11.98	$11.48	$10.74	$10.37
Value at end of period	$11.49	$10.49	$9.03	$11.98	$11.48	$10.74
Number of accumulation units outstanding at end of period	4,566	3,205	28,856	3,617	3,395	129
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.22	$8.28	$13.13	$12.67	$11.35	$10.64
Value at end of period	$11.39	$10.22	$8.28	$13.13	$12.67	$11.35
Number of accumulation units outstanding at end of period	2,236	1,661	18,430	3,643	3,894	494
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.36	$8.62	$12.58	$12.09	$11.03	$10.52
Value at end of period	$11.44	$10.36	$8.62	$12.58	$12.09	$11.03
Number of accumulation units outstanding at end of period	23,577	17,614	40,701	27,473	29,895	4,011
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.96	$9.10	$12.73	$12.36	$11.09
Value at end of period	$13.46	$11.96	$9.10	$12.73	$12.36
Number of accumulation units outstanding at end of period	17,833	12,197	10,808	4,201	1,894
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.64	$6.67	$11.88	$12.15
Value at end of period	$12.24	$9.64	$6.67	$11.88
Number of accumulation units outstanding at end of period	1,728	1,527	44	63
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.73	$7.44	$13.28	$11.90	$11.05	$10.27	$9.56
Value at end of period	$13.57	$10.73	$7.44	$13.28	$11.90	$11.05	$10.27
Number of accumulation units outstanding at end of period	38	32	38	32	28	24	18
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.68	$8.66	$13.65	$13.43	$11.78
Value at end of period	$12.11	$10.68	$8.66	$13.65	$13.43
Number of accumulation units outstanding at end of period	5,685	1,179	1,500	192	2,803

		CFI 186

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.79	$7.66	$13.46	$12.44	$11.14	$10.65	$10.03
Value at end of period	$12.43	$10.79	$7.66	$13.46	$12.44	$11.14	$10.65
Number of accumulation units outstanding at end of period	5,918	6,350	4,265	1,533	1,810	191	10
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.57
Value at end of period	$10.41
Number of accumulation units outstanding at end of period	21
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.01	$9.94	$16.70	$16.99
Value at end of period	$13.85	$13.01	$9.94	$16.70
Number of accumulation units outstanding at end of period	1,799	1,846	4,046	1,781
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.70	$6.66	$11.18	$11.56
Value at end of period	$9.26	$8.70	$6.66	$11.18
Number of accumulation units outstanding at end of period	0	15	9	4
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.31
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	740
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.08	$7.94	$12.65	$13.11	$11.46	$11.21	$9.89
Value at end of period	$11.46	$10.08	$7.94	$12.65	$13.11	$11.46	$11.21
Number of accumulation units outstanding at end of period	675	87	643	259	6	38	36
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.23	$9.48	$12.43
Value at end of period	$11.86	$11.23	$9.48
Number of accumulation units outstanding at end of period	480	105	2,129
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$30.90	$24.59	$34.82	$31.70	$31.36
Value at end of period	$31.88	$30.90	$24.59	$34.82	$31.70
Number of accumulation units outstanding at end of period	1,364	762	728	616	792
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.72	$9.91	$13.85	$13.72
Value at end of period	$14.11	$12.72	$9.91	$13.85
Number of accumulation units outstanding at end of period	179	72	4	2
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.78
Value at end of period	$16.37
Number of accumulation units outstanding at end of period	423

		CFI 187

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.40	$8.33	$13.96	$14.09	$12.72	$11.93	$10.28
Value at end of period	$12.87	$10.40	$8.33	$13.96	$14.09	$12.72	$11.93
Number of accumulation units outstanding at end of period	60	0	0	0	198	1,227	1,162
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.73	$11.51	$16.95	$15.57	$13.12	$11.50
Value at end of period	$18.33	$14.73	$11.51	$16.95	$15.57	$13.12
Number of accumulation units outstanding at end of period	0	0	0	0	177	86
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.74	$7.76	$12.50	$11.38	$10.97
Value at end of period	$12.08	$10.74	$7.76	$12.50	$11.38
Number of accumulation units outstanding at end of period	0	0	0	0	53
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.95	$12.54	$17.37	$15.88	$13.10	$12.04
Value at end of period	$16.36	$14.95	$12.54	$17.37	$15.88	$13.10
Number of accumulation units outstanding at end of period	1,227	939	475	416	1,262	8
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.74	$6.81	$10.28
Value at end of period	$10.54	$8.74	$6.81
Number of accumulation units outstanding at end of period	1,306	153	3,577
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.53	$9.99	$14.93
Value at end of period	$15.01	$13.53	$9.99
Number of accumulation units outstanding at end of period	6,542	2,355	1,436
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.51	$6.72	$12.61	$11.24	$10.79
Value at end of period	$10.23	$9.51	$6.72	$12.61	$11.24
Number of accumulation units outstanding at end of period	2,454	2,361	1,202	1,131	1,062
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$26.95	$15.04	$29.37	$22.27	$18.04	$12.96	$9.51
Value at end of period	$33.73	$26.95	$15.04	$29.37	$22.27	$18.04	$12.96
Number of accumulation units outstanding at end of period	2,287	560	731	771	1,404	1,200	456
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.52
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	114
PAX WORLD BALANCED FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.02	$9.22	$13.50	$12.88
Value at end of period	$12.16	$11.02	$9.22	$13.50
Number of accumulation units outstanding at end of period	4,584	2,818	1,919	5

		CFI 188

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.91	$10.22	$11.16	$10.98
Value at end of period	$12.69	$11.91	$10.22	$11.16
Number of accumulation units outstanding at end of period	8,366	126	59	32
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.99	$8.31
Value at end of period	$10.25	$8.99
Number of accumulation units outstanding at end of period	641	112
PIONEER HIGH YIELD FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.94	$7.48	$12.04	$11.43	$10.49	$10.28
Value at end of period	$13.84	$11.94	$7.48	$12.04	$11.43	$10.49
Number of accumulation units outstanding at end of period	512	277	7,587	27	12	5
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.98	$9.20	$14.30	$14.47	$12.24	$11.24
Value at end of period	$15.18	$13.27	$9.20	$14.30	$14.47	$12.24
Number of accumulation units outstanding at end of period	64	0	0	0	1,027	525
TEMPLETON FOREIGN FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.29	$9.01	$16.95	$14.67	$12.41	$11.31
Value at end of period	$14.22	$13.29	$9.01	$16.95	$14.67	$12.41
Number of accumulation units outstanding at end of period	794	201	484	342	621	310
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.48	$8.67	$14.44	$13.23	$12.11	$10.76	$9.99
Value at end of period	$12.69	$11.48	$8.67	$14.44	$13.23	$12.11	$10.76
Number of accumulation units outstanding at end of period	15,734	6,878	6,192	1,786	7,788	1,388	2,617
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.58	$9.45	$13.51	$13.24	$11.18	$10.99	$9.86
Value at end of period	$12.76	$11.58	$9.45	$13.51	$13.24	$11.18	$10.99
Number of accumulation units outstanding at end of period	12,076	7,319	10,912	3,022	2,205	3,742	365
WANGER INTERNATIONAL
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.28	$7.85
Value at end of period	$10.20	$8.28
Number of accumulation units outstanding at end of period	1,598	110
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.97	$8.51	$12.93	$12.63	$10.88	$10.41
Value at end of period	$11.12	$9.97	$8.51	$12.93	$12.63	$10.88
Number of accumulation units outstanding at end of period	3,995	1,165	745	696	1,254	576

		CFI 189

	Condensed Financial Information (continued)

		TABLE 25
	FOR CONTRACTS WITH DAILY ASSET CHARGE OF 1.30%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.45
Value at end of period	$10.14
Number of accumulation units outstanding at end of period	6,966
AMANA INCOME FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.98	$11.64
Value at end of period	$13.24	$11.98
Number of accumulation units outstanding at end of period	760	464
AMERICAN BALANCED FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.73	$9.00	$12.31	$11.74	$10.68	$10.52	$9.96
Value at end of period	$11.93	$10.73	$9.00	$12.31	$11.74	$10.68	$10.52
Number of accumulation units outstanding at end of period	10,655	7,129	6,033	4,510	58,169	49,262	133
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.67	$10.69
Value at end of period	$11.07	$10.67
Number of accumulation units outstanding at end of period	704	500
ARIEL FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.94	$6.18	$12.14	$12.56	$11.57	$11.55
Value at end of period	$12.31	$9.94	$6.18	$12.14	$12.56	$11.57
Number of accumulation units outstanding at end of period	91	91	182	30	9,855	9,882
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.38	$11.24	$19.20	$16.40	$14.83
Value at end of period	$16.56	$15.38	$11.24	$19.20	$16.40
Number of accumulation units outstanding at end of period	4,926	191	0	0	472
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.47	$9.34	$16.54	$14.30	$13.02	$11.33	$10.42
Value at end of period	$14.37	$12.47	$9.34	$16.54	$14.30	$13.02	$11.33
Number of accumulation units outstanding at end of period	14,887	851	732	497	25,693	17,713	35
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.09	$9.50	$14.40	$14.98	$14.62
Value at end of period	$15.28	$12.09	$9.50	$14.40	$14.98
Number of accumulation units outstanding at end of period	47	0	0	0	54
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.00	$7.80	$12.77
Value at end of period	$13.92	$11.00	$7.80
Number of accumulation units outstanding at end of period	0	0	1,839

		CFI 190

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.98	$7.85
Value at end of period	$8.96	$7.98
Number of accumulation units outstanding at end of period	3,897	3,253
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.15	$12.86
Value at end of period	$15.83	$13.15
Number of accumulation units outstanding at end of period	17	9
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.84	$8.87	$15.30	$14.97
Value at end of period	$14.79	$11.84	$8.87	$15.30
Number of accumulation units outstanding at end of period	2,909	526	365	263
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.49
Value at end of period	$10.23
Number of accumulation units outstanding at end of period	4,574
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.44
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	3,344
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.57	$7.37	$7.23
Value at end of period	$10.58	$9.57	$7.37
Number of accumulation units outstanding at end of period	0	0	2
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.13	$8.83	$14.71	$14.25
Value at end of period	$15.36	$12.13	$8.83	$14.71
Number of accumulation units outstanding at end of period	3,258	344	292	181
ING GNMA INCOME FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.02	$11.60	$11.00	$10.53	$10.23	$10.01
Value at end of period	$12.60	$12.02	$11.60	$11.00	$10.53	$10.23
Number of accumulation units outstanding at end of period	11,470	0	0	0	17,001	13,840
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.64	$7.96	$12.89	$12.49	$11.09	$10.70	$9.84
Value at end of period	$10.80	$9.64	$7.96	$12.89	$12.49	$11.09	$10.70
Number of accumulation units outstanding at end of period	4,522	299	287	209	563	52	16
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.10
Value at end of period	$13.05
Number of accumulation units outstanding at end of period	92

		CFI 191

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.78
Value at end of period	$12.36
Number of accumulation units outstanding at end of period	1,461
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.66
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	1,717
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.93
Value at end of period	$11.46
Number of accumulation units outstanding at end of period	1,360
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.07
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	135
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	93
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.93	$9.96	$11.06	$10.61	$10.37	$10.22	$10.14
Value at end of period	$11.81	$10.93	$9.96	$11.06	$10.61	$10.37	$10.22
Number of accumulation units outstanding at end of period	1,207	1,190	3,727	988	857	168	41
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.59	$10.03	$17.76	$15.86	$12.41	$11.49	$10.19
Value at end of period	$12.74	$12.59	$10.03	$17.76	$15.86	$12.41	$11.49
Number of accumulation units outstanding at end of period	1,770	386	328	195	1,047	80	26
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.09	$9.58	$14.49	$14.34	$13.24
Value at end of period	$14.41	$11.88	$9.58	$14.49	$14.34
Number of accumulation units outstanding at end of period	1,263	$0	0	0	1,426
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.16	$6.96	$10.59
Value at end of period	$9.44	$8.16	$6.96
Number of accumulation units outstanding at end of period	0	0	491
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.90
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	412

		CFI 192

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.59
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	2,359
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.46	$8.34	$14.19	$13.52	$11.64	$10.03
Value at end of period	$13.10	$11.46	$8.34	$14.19	$13.52	$11.64
Number of accumulation units outstanding at end of period	1,779	461	447	307	2,929	114
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.30	$10.26
Value at end of period	$11.74	$10.30
Number of accumulation units outstanding at end of period	2,388	1,425
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.51	$11.25	$11.42	$10.58	$10.30	$10.08
Value at end of period	$13.28	$12.51	$11.25	$11.42	$10.58	$10.30
Number of accumulation units outstanding at end of period	11,285	663	464	37	9,474	7,957
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.08
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	1,945
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.96	$8.91
Value at end of period	$10.42	$8.96
Number of accumulation units outstanding at end of period	2,883	197
ING REAL ESTATE FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.71	$9.93	$15.52	$18.84	$14.03	$11.49
Value at end of period	$15.99	$12.71	$9.93	$15.52	$18.84	$14.03
Number of accumulation units outstanding at end of period	0	0	1,245	0	13,439	15,020
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.37	$9.82	$14.43	$13.81	$13.45
Value at end of period	$15.18	$12.37	$9.82	$14.43	$13.81
Number of accumulation units outstanding at end of period	446	173	0	0	113
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.76
Value at end of period	$11.29
Number of accumulation units outstanding at end of period	239
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.97
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	270

		CFI 193

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.13
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	2,150
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.16
Value at end of period	$12.07
Number of accumulation units outstanding at end of period	118
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.49
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	108
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.79
Value at end of period	$13.42
Number of accumulation units outstanding at end of period	7,389
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.65	$8.64	$13.63	$13.41	$12.02
Value at end of period	$12.07	$10.65	$8.64	$13.63	$13.41
Number of accumulation units outstanding at end of period	1,358	0	0	0	1,007
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.76	$7.65	$13.44	$12.42	$11.13	$10.64	$9.63
Value at end of period	$12.38	$10.76	$7.65	$13.44	$12.42	$11.13	$10.64
Number of accumulation units outstanding at end of period	2,179	497	467	344	1,449	151	38
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.27
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	3,375
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.05	$7.92	$12.63	$13.09	$11.76
Value at end of period	$11.42	$10.05	$7.92	$12.63	$13.09
Number of accumulation units outstanding at end of period	746	0	0	0	741
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.77
Value at end of period	$11.82
Number of accumulation units outstanding at end of period	190
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.69	$11.49	$16.91	$15.55	$13.11	$11.48
Value at end of period	$18.27	$14.69	$11.49	$16.91	$15.55	$13.11
Number of accumulation units outstanding at end of period	0	0	0	0	11,645	7,577

		CFI 194

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.90	$12.51	$17.34	$15.86	$13.09	$11.58
Value at end of period	$16.31	$14.90	$12.51	$17.34	$15.86	$13.09
Number of accumulation units outstanding at end of period	7,277	297	229	140	13,920	8,962
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.49	$13.29
Value at end of period	$14.96	$13.49
Number of accumulation units outstanding at end of period	159	122
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$26.87	$15.01	$29.02
Value at end of period	$33.61	$26.87	$15.01
Number of accumulation units outstanding at end of period	1,331	1,327	1,196
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.09
Value at end of period	$10.23
Number of accumulation units outstanding at end of period	4,867
PIONEER HIGH YIELD FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.91	$7.46	$12.02	$11.41	$10.79
Value at end of period	$13.79	$11.91	$7.46	$12.02	$11.41
Number of accumulation units outstanding at end of period	2,764	0	444	0	1,212
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.23	$9.18	$14.28	$14.45	$12.23	$11.55	$10.41
Value at end of period	$15.13	$13.23	$9.18	$14.28	$14.45	$12.23	$11.55
Number of accumulation units outstanding at end of period	1,014	577	493	283	16,478	18,041	21
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.45	$8.65	$14.41	$13.21	$12.09	$10.46
Value at end of period	$12.65	$11.45	$8.65	$14.41	$13.21	$12.09
Number of accumulation units outstanding at end of period	7,980	1,158	329	186	15,579	13,010
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.54	$9.43	$13.49	$13.22	$11.71
Value at end of period	$12.72	$11.54	$9.43	$13.49	$13.22
Number of accumulation units outstanding at end of period	7,849	0	262	0	4,868
WANGER INTERNATIONAL
(Funds were first received in this option during April 2010)
Value at beginning of period	$8.69
Value at end of period	$10.18
Number of accumulation units outstanding at end of period	4,112
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.94	$8.49	$12.90	$12.61	$10.87	$10.67	$10.07
Value at end of period	$11.08	$9.94	$8.49	$12.90	$12.61	$10.87	$10.67
Number of accumulation units outstanding at end of period	3,309	498	445	339	25,205	20,469	16

		CFI 195

	Condensed Financial Information (continued)

		TABLE 26
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.35%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.07	$7.62	$11.81
Value at end of period	$10.10	$9.07	$7.62
Number of accumulation units outstanding at end of period	0	325	212
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.96	$11.56
Value at end of period	$17.17	$13.96
Number of accumulation units outstanding at end of period	2,044	7,890
AMERICAN BALANCED FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.70	$8.98	$12.29	$11.73	$10.67	$10.29
Value at end of period	$11.89	$10.70	$8.98	$12.29	$11.73	$10.67
Number of accumulation units outstanding at end of period	8,672	54,589	19,031	21,632	8,816	8,483
ARIEL APPRECIATION FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.84	$6.76	$10.83
Value at end of period	$12.74	$10.84	$6.76
Number of accumulation units outstanding at end of period	86	684	355
ARIEL FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.91	$6.17	$12.12	$12.54	$11.56	$11.38
Value at end of period	$12.27	$9.91	$6.17	$12.12	$12.54	$11.56
Number of accumulation units outstanding at end of period	133	721	210	1,057	739	444
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.90	$6.07	$5.94
Value at end of period	$9.57	$7.90	$6.07
Number of accumulation units outstanding at end of period	3,832	1,137	178
CRM MID CAP VALUE FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.98
Value at end of period	$14.11
Number of accumulation units outstanding at end of period	11
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.34	$11.21	$19.16	$16.38	$13.67	$11.28
Value at end of period	$16.51	$15.34	$11.21	$19.16	$16.38	$13.67
Number of accumulation units outstanding at end of period	8,915	17,273	11,907	16,233	5,107	3,149
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.43	$9.32	$16.50	$14.28	$13.01	$11.12
Value at end of period	$14.32	$12.43	$9.32	$16.50	$14.28	$13.01
Number of accumulation units outstanding at end of period	14,251	43,339	30,122	30,195	16,812	7,409

		CFI 196

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.57	$7.48	$13.28	$14.02
Value at end of period	$10.83	$9.57	$7.48	$13.28
Number of accumulation units outstanding at end of period	486	2,379	3,199	2,630
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.06	$9.48	$14.38	$16.56
Value at end of period	$15.22	$12.06	$9.48	$14.38
Number of accumulation units outstanding at end of period	2,280	2,342	1,304	809
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.97	$7.78	$13.74	$12.50	$11.81	$11.45
Value at end of period	$13.87	$10.97	$7.78	$13.74	$12.50	$11.81
Number of accumulation units outstanding at end of period	1	10,534	507	8,938	7,927	6,834
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.97	$6.08	$5.97
Value at end of period	$8.94	$7.97	$6.08
Number of accumulation units outstanding at end of period	9,859	538	308
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.11	$9.79	$13.51	$14.11	$12.39	$12.18
Value at end of period	$15.78	$13.11	$9.79	$13.51	$14.11	$12.39
Number of accumulation units outstanding at end of period	0	8,633	268	7,399	6,267	5,455
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.81	$8.85	$15.27	$14.59	$12.83	$11.67
Value at end of period	$14.73	$11.81	$8.85	$15.27	$14.59	$12.83
Number of accumulation units outstanding at end of period	3,385	17,037	1,596	4,040	4,043	3,923
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.52	$7.66	$12.91	$11.02	$9.61
Value at end of period	$13.46	$11.52	$7.66	$12.91	$11.02
Number of accumulation units outstanding at end of period	0	0	0	1,287	404
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.09	$6.04	$9.97	$10.29
Value at end of period	$10.21	$8.09	$6.04	$9.97
Number of accumulation units outstanding at end of period	2,361	3,187	70	62
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.18	$6.65	$6.38
Value at end of period	$10.11	$8.18	$6.65
Number of accumulation units outstanding at end of period	126	92	65
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.52	$10.47
Value at end of period	$15.01	$13.52
Number of accumulation units outstanding at end of period	993	66

		CFI 197

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.54	$7.35	$12.25	$12.41
Value at end of period	$10.55	$9.54	$7.35	$12.25
Number of accumulation units outstanding at end of period	713	1,044	211	130
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.10	$8.82	$14.70	$14.23
Value at end of period	$15.32	$12.10	$8.82	$14.70
Number of accumulation units outstanding at end of period	3,680	3,399	1,663	868
ING GNMA INCOME FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.99	$11.57	$10.98	$10.65
Value at end of period	$12.56	$11.99	$11.57	$10.98
Number of accumulation units outstanding at end of period	8,894	3,265	15,587	12,299
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.35	$11.24
Value at end of period	$13.86	$12.35
Number of accumulation units outstanding at end of period	0	1,875
ING GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.46
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	65
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.61	$7.94	$12.87	$12.47	$11.07	$10.59
Value at end of period	$10.76	$9.61	$7.94	$12.87	$12.47	$11.07
Number of accumulation units outstanding at end of period	543	8,987	2,167	5,292	10,853	3,482
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.86	$8.39	$13.67	$13.19	$12.27	$11.41
Value at end of period	$13.01	$10.86	$8.39	$13.67	$13.19	$12.27
Number of accumulation units outstanding at end of period	1,785	3,635	12,520	9,979	3,238	6
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.21	$8.32	$12.75	$13.83	$12.37	$11.10
Value at end of period	$12.32	$10.21	$8.32	$12.75	$13.83	$12.37
Number of accumulation units outstanding at end of period	2,419	5,354	4,441	4,041	774	7
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.65
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	3,726
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.93
Value at end of period	$11.46
Number of accumulation units outstanding at end of period	14,366

		CFI 198

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.07
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	8,911
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	1,851
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.92	$9.81	$11.05	$10.59	$10.28
Value at end of period	$11.82	$10.92	$9.81	$11.05	$10.59
Number of accumulation units outstanding at end of period	2,800	3,732	6,109	9,777	4,216
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.90	$9.94	$11.04	$10.59	$10.36	$10.36
Value at end of period	$11.77	$10.90	$9.94	$11.04	$10.59	$10.36
Number of accumulation units outstanding at end of period	7,492	5,855	15,306	14,642	829	2
ING INTERNATIONAL CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.16	$12.55
Value at end of period	$14.10	$13.16
Number of accumulation units outstanding at end of period	14	14
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.43	$6.85
Value at end of period	$7.89	$7.43
Number of accumulation units outstanding at end of period	0	218
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.21	$9.21	$19.37	$17.82	$14.73
Value at end of period	$16.24	$13.21	$9.21	$19.37	$17.82
Number of accumulation units outstanding at end of period	656	1	0	480	311
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.56	$12.72
Value at end of period	$12.70	$12.56
Number of accumulation units outstanding at end of period	805	23
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.16	$5.33	$4.89
Value at end of period	$8.04	$7.16	$5.33
Number of accumulation units outstanding at end of period	2,163	3,057	541
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.67	$7.50	$15.61	$15.67
Value at end of period	$15.03	$12.67	$7.50	$15.61
Number of accumulation units outstanding at end of period	1,329	2,311	145	7

		CFI 199

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.84	$9.55	$14.46	$15.33
Value at end of period	$14.36	$11.84	$9.55	$14.46
Number of accumulation units outstanding at end of period	2,009	9,048	1,066	1,072
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.14	$6.95	$11.10	$11.18
Value at end of period	$9.42	$8.14	$6.95	$11.10
Number of accumulation units outstanding at end of period	4,758	128	96	43
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.01
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	7
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.90
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	217
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.59	$10.76	$10.67
Value at end of period	$10.42	$10.59	$10.76
Number of accumulation units outstanding at end of period	1,987	34	0
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.43	$8.32	$14.17	$13.51	$11.64	$9.94
Value at end of period	$13.06	$11.43	$8.32	$14.17	$13.51	$11.64
Number of accumulation units outstanding at end of period	2,327	6,662	14,030	13,847	651	124
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.28	$8.59	$8.22
Value at end of period	$11.72	$10.28	$8.59
Number of accumulation units outstanding at end of period	1,607	3,037	344
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.04	$8.18	$10.71	$10.67
Value at end of period	$13.55	$12.04	$8.18	$10.71
Number of accumulation units outstanding at end of period	388	0	0	9
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.47	$11.22	$11.40	$10.56	$10.29	$10.28
Value at end of period	$13.23	$12.47	$11.22	$11.40	$10.56	$10.29
Number of accumulation units outstanding at end of period	16,339	36,993	15,029	20,611	9,009	7,576
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$6.92	$6.25	$9.10	$9.27
Value at end of period	$8.13	$6.92	$6.25	$9.10
Number of accumulation units outstanding at end of period	312	3,070	0	601

		CFI 200

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.83	$7.21	$11.21	$11.41
Value at end of period	$10.08	$8.83	$7.21	$11.21
Number of accumulation units outstanding at end of period	9	5	0	1,165
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.59	$7.66	$11.02	$11.21
Value at end of period	$14.75	$12.59	$7.66	$11.02
Number of accumulation units outstanding at end of period	524	1,780	1,393	178
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.98	$7.29	$11.05	$11.20
Value at end of period	$10.44	$8.98	$7.29	$11.05
Number of accumulation units outstanding at end of period	958	1,482	449	1,299
ING REAL ESTATE FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.67	$9.91	$15.49	$18.81	$15.50
Value at end of period	$15.93	$12.67	$9.91	$15.49	$18.81
Number of accumulation units outstanding at end of period	215	4,687	3,493	1,593	35
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.52	$10.70
Value at end of period	$13.89	$12.52
Number of accumulation units outstanding at end of period	48	34
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.09	$7.66
Value at end of period	$8.94	$8.09
Number of accumulation units outstanding at end of period	898	725
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.33	$9.80	$14.40	$14.60
Value at end of period	$15.13	$12.33	$9.80	$14.40
Number of accumulation units outstanding at end of period	874	2,400	1,857	1,660
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.78
Value at end of period	$11.29
Number of accumulation units outstanding at end of period	43,142
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.04
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	41,427
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.20
Value at end of period	$11.95
Number of accumulation units outstanding at end of period	34,708

		CFI 201

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.25
Value at end of period	$12.07
Number of accumulation units outstanding at end of period	32,715
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.49
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	7,474
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.43	$8.98	$11.93	$11.45	$10.72	$10.66
Value at end of period	$11.41	$10.43	$8.98	$11.93	$11.45	$10.72
Number of accumulation units outstanding at end of period	0	23,985	5,749	4,233	1,694	1,480
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.16	$8.23	$13.07	$12.64	$11.33	$11.13
Value at end of period	$11.32	$10.16	$8.23	$13.07	$12.64	$11.33
Number of accumulation units outstanding at end of period	1	40,575	4,983	8,964	5,632	4,525
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.30	$8.58	$12.53	$12.06	$11.01	$10.89
Value at end of period	$11.37	$10.30	$8.58	$12.53	$12.06	$11.01
Number of accumulation units outstanding at end of period	0	18,510	3,690	8,017	6,388	6,911
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.91	$9.07	$12.69	$12.90
Value at end of period	$13.38	$11.91	$9.07	$12.69
Number of accumulation units outstanding at end of period	7,975	5,905	892	532
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.61	$6.65	$11.86	$11.32
Value at end of period	$12.18	$9.61	$6.65	$11.86
Number of accumulation units outstanding at end of period	226	4,375	3,353	3,208
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.62	$8.62	$13.60	$13.39	$11.41	$10.89
Value at end of period	$12.03	$10.62	$8.62	$13.60	$13.39	$11.41
Number of accumulation units outstanding at end of period	11,865	26,325	7,769	18,935	13,085	11,174
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.73	$7.63	$13.41	$12.40	$10.83
Value at end of period	$12.34	$10.73	$7.63	$13.41	$12.40
Number of accumulation units outstanding at end of period	71	16	0	1,327	1,141
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.96	$9.92	$16.68	$16.96
Value at end of period	$13.78	$12.96	$9.92	$16.68
Number of accumulation units outstanding at end of period	21	3,277	31	13

		CFI 202

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.02	$7.90	$12.60	$13.07	$11.77
Value at end of period	$11.38	$10.02	$7.90	$12.60	$13.07
Number of accumulation units outstanding at end of period	78	8,633	3,542	4,060	508
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.18	$9.45	$13.44	$12.81
Value at end of period	$11.79	$11.18	$9.45	$13.44
Number of accumulation units outstanding at end of period	0	194	458	47
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$30.76	$24.50	$34.74	$31.66	$29.36
Value at end of period	$31.71	$30.76	$24.50	$34.74	$31.66
Number of accumulation units outstanding at end of period	0	444	303	524	182
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.64	$9.86	$10.10
Value at end of period	$14.01	$12.64	$9.86
Number of accumulation units outstanding at end of period	4	108	1,565
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.34	$8.29	$13.90	$14.05	$12.70	$11.57
Value at end of period	$12.78	$10.34	$8.29	$13.90	$14.05	$12.70
Number of accumulation units outstanding at end of period	926	12,173	31	10,196	9,120	7,994
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.65	$11.46	$16.88	$15.53	$15.84
Value at end of period	$18.20	$14.65	$11.46	$16.88	$15.53
Number of accumulation units outstanding at end of period	0	4,694	7,891	6,650	105
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.86	$12.48	$17.31	$17.21
Value at end of period	$16.25	$14.86	$12.48	$17.31
Number of accumulation units outstanding at end of period	330	2,862	1,521	1,357
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.71	$8.31
Value at end of period	$10.49	$8.71
Number of accumulation units outstanding at end of period	6	41
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.45	$9.94	$16.27	$15.92
Value at end of period	$14.91	$13.45	$9.94	$16.27
Number of accumulation units outstanding at end of period	5,974	1,952	242	0
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.46	$6.69	$12.56	$11.79
Value at end of period	$10.16	$9.46	$6.69	$12.56
Number of accumulation units outstanding at end of period	0	5,248	4,562	2,117

		CFI 203

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$26.79	$14.97	$29.26	$22.20	$19.82
Value at end of period	$33.50	$26.79	$14.97	$29.26	$22.20
Number of accumulation units outstanding at end of period	75	10,922	2,042	953	0
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.45	$9.06	$15.42	$15.85
Value at end of period	$14.18	$12.45	$9.06	$15.42
Number of accumulation units outstanding at end of period	0	0	0	0
PAX WORLD BALANCED FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.96	$9.17	$13.45	$13.01
Value at end of period	$12.07	$10.96	$9.17	$13.45
Number of accumulation units outstanding at end of period	167	174	715	4
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.87	$10.42
Value at end of period	$12.63	$11.87
Number of accumulation units outstanding at end of period	1,153	5,691
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.96	$8.81
Value at end of period	$10.21	$8.96
Number of accumulation units outstanding at end of period	0	206
PIONEER HIGH YIELD FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.87	$7.44	$12.00	$11.40	$10.47	$9.93
Value at end of period	$13.75	$11.87	$7.44	$12.00	$11.40	$10.47
Number of accumulation units outstanding at end of period	3,141	7,241	5,641	1,938	56	43
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.19	$9.16	$9.43
Value at end of period	$15.08	$13.19	$9.16
Number of accumulation units outstanding at end of period	0	0	312
TEMPLETON FOREIGN FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.21	$8.96	$16.89	$14.63	$12.39	$12.21
Value at end of period	$14.12	$13.21	$8.96	$16.89	$14.63	$12.39
Number of accumulation units outstanding at end of period	0	7,686	3,135	7,694	8,059	7,673
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.41	$8.62	$14.39	$13.19	$12.08	$10.42
Value at end of period	$12.61	$11.41	$8.62	$14.39	$13.19	$12.08
Number of accumulation units outstanding at end of period	16,013	57,222	27,135	45,965	25,196	14,688
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.51	$9.40	$13.46	$13.20	$11.16	$10.77
Value at end of period	$12.67	$11.51	$9.40	$13.46	$13.20	$11.16
Number of accumulation units outstanding at end of period	2,820	1,336	1,157	195	5,132	26

		CFI 204

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.21	$9.01	$14.38	$15.42
Value at end of period	$12.02	$11.21	$9.01	$14.38
Number of accumulation units outstanding at end of period	0	0	1,275	819
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.74	$9.38	$13.84	$14.22
Value at end of period	$12.08	$10.74	$9.38	$13.84
Number of accumulation units outstanding at end of period	0	0	1,468	972
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.34	$7.57	$12.75	$13.61
Value at end of period	$13.36	$10.34	$7.57	$12.75
Number of accumulation units outstanding at end of period	0	0	3,269	2,565
WANGER INTERNATIONAL
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.26	$8.16
Value at end of period	$10.16	$8.26
Number of accumulation units outstanding at end of period	2,876	982
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.91	$8.47	$12.88	$12.60	$10.86	$10.38
Value at end of period	$11.05	$9.91	$8.47	$12.88	$12.60	$10.86
Number of accumulation units outstanding at end of period	834	3,232	7,889	7,814	4,106	15

		TABLE 27
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.40%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.92	$10.56
Value at end of period	$17.11	$13.92
Number of accumulation units outstanding at end of period	0	371
AMANA GROWTH FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.34
Value at end of period	$13.95
Number of accumulation units outstanding at end of period	2,017
AMERICAN BALANCED FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.66	$8.96	$12.26	$11.71	$10.66	$10.51	$9.74
Value at end of period	$11.85	$10.66	$8.96	$12.26	$11.71	$10.66	$10.51
Number of accumulation units outstanding at end of period	1,157	4,337	593	1,112	3,751	5,382	8,691

		CFI 205

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ARIEL APPRECIATION FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.80	$6.75	$11.59	$11.96	$11.68
Value at end of period	$12.70	$10.80	$6.75	$11.59	$11.96
Number of accumulation units outstanding at end of period	1,372	1,588	1,346	35	4
ARIEL FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.88	$6.15	$12.10	$12.53	$12.20
Value at end of period	$12.23	$9.88	$6.15	$12.10	$12.53
Number of accumulation units outstanding at end of period	1,558	1,592	1,638	67	38
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$7.90	$5.03
Value at end of period	$9.55	$7.90
Number of accumulation units outstanding at end of period	0	36
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.29	$11.18	$19.13	$16.36	$13.66	$11.47	$9.53
Value at end of period	$16.45	$15.29	$11.18	$19.13	$16.36	$13.66	$11.47
Number of accumulation units outstanding at end of period	4,873	10,688	4,073	6,091	7,371	137	3,558
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.39	$9.30	$16.47	$14.26	$13.00	$11.32	$9.95
Value at end of period	$14.27	$12.39	$9.30	$16.47	$14.26	$13.00	$11.32
Number of accumulation units outstanding at end of period	12,891	24,145	9,538	6,053	8,352	4,654	7,982
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.55	$7.46	$13.25	$13.29	$12.92
Value at end of period	$10.80	$9.55	$7.46	$13.25	$13.29
Number of accumulation units outstanding at end of period	3,569	3,394	2,702	437	109
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.70	$6.90	$13.30	$10.67	$10.17	$9.54
Value at end of period	$10.61	$8.70	$6.90	$13.30	$10.67	$10.17
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,145
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.02	$9.46	$15.06
Value at end of period	$15.17	$12.02	$9.46
Number of accumulation units outstanding at end of period	542	541	440
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.93	$7.76	$13.72	$12.48	$11.80	$10.84	$9.31
Value at end of period	$13.82	$10.93	$7.76	$13.72	$12.48	$11.80	$10.84
Number of accumulation units outstanding at end of period	0	0	0	19	27	38	6,030
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during February 2009)
Value at beginning of period	$7.97	$5.73
Value at end of period	$8.93	$7.97
Number of accumulation units outstanding at end of period	0	871

		CFI 206

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.07	$9.77	$13.49	$14.09	$12.37	$11.64	$9.95
Value at end of period	$15.72	$13.07	$9.77	$13.49	$14.09	$12.37	$11.64
Number of accumulation units outstanding at end of period	0	0	0	0	7	18	4,406
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.77	$8.83	$15.24	$14.57	$12.82	$12.11	$9.97
Value at end of period	$14.68	$11.77	$8.83	$15.24	$14.57	$12.82	$12.11
Number of accumulation units outstanding at end of period	565	549	31	5	8	17	3,653
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.49	$7.64	$11.23
Value at end of period	$13.41	$11.49	$7.64
Number of accumulation units outstanding at end of period	47	1,587	36
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.51	$10.46
Value at end of period	$14.99	$13.51
Number of accumulation units outstanding at end of period	693	498
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.51	$7.33	$12.23	$11.91	$11.53
Value at end of period	$10.51	$9.51	$7.33	$12.23	$11.91
Number of accumulation units outstanding at end of period	0	3,277	829	389	181
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.07	$8.80	$13.43
Value at end of period	$15.27	$12.07	$8.80
Number of accumulation units outstanding at end of period	2,086	2,030	1,813
ING GNMA INCOME FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.95	$11.54	$10.96	$10.50	$10.21	$10.10	$9.78
Value at end of period	$12.52	$11.95	$11.54	$10.96	$10.50	$10.21	$10.10
Number of accumulation units outstanding at end of period	3,856	10,589	2,294	4,164	8,204	1,094	2,893
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.35	$11.24
Value at end of period	$13.85	$12.35
Number of accumulation units outstanding at end of period	7	29
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.58	$7.92	$12.84	$12.45	$11.06	$10.69	$9.67
Value at end of period	$10.73	$9.58	$7.92	$12.84	$12.45	$11.06	$10.69
Number of accumulation units outstanding at end of period	4	68	10	18	18	1,310	3,243
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.83	$8.37	$13.65	$13.17	$12.25	$11.23	$10.02
Value at end of period	$12.96	$10.83	$8.37	$13.65	$13.17	$12.25	$11.23
Number of accumulation units outstanding at end of period	5,966	7,241	985	1,949	6,555	1,059	2,364

		CFI 207

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.18	$8.30	$12.72	$13.81	$12.36	$11.69	$11.70
Value at end of period	$12.28	$10.18	$8.30	$12.72	$13.81	$12.36	$11.69
Number of accumulation units outstanding at end of period	1,205	280	146	0	0	1,775	31
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.89	$9.79	$11.03	$10.58	$10.34	$10.20	$10.18
Value at end of period	$11.78	$10.89	$9.79	$11.03	$10.58	$10.34	$10.20
Number of accumulation units outstanding at end of period	791	312	1,811	726	317	0	155
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.87	$9.91	$11.02	$10.58	$10.35	$10.21	$9.73
Value at end of period	$11.73	$10.87	$9.91	$11.02	$10.58	$10.35	$10.21
Number of accumulation units outstanding at end of period	6,141	10,569	1,701	2,330	9,385	2,478	2,018
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.17	$9.19	$16.31
Value at end of period	$16.18	$13.17	$9.19
Number of accumulation units outstanding at end of period	625	746	651
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.65	$7.20
Value at end of period	$14.99	$12.65
Number of accumulation units outstanding at end of period	0	702
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.81	$9.53	$12.19
Value at end of period	$14.32	$11.81	$9.53
Number of accumulation units outstanding at end of period	0	82	12
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.13	$6.94	$11.09	$11.17
Value at end of period	$9.40	$8.13	$6.94	$11.09
Number of accumulation units outstanding at end of period	0	0	0	12
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.87	$7.29
Value at end of period	$11.66	$9.87
Number of accumulation units outstanding at end of period	0	3,023
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.14	$8.30
Value at end of period	$13.61	$12.14
Number of accumulation units outstanding at end of period	0	324
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.90
Value at end of period	$12.25
Number of accumulation units outstanding at end of period	2,796

		CFI 208

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.40	$8.31	$14.15	$13.50	$11.63	$10.03
Value at end of period	$13.02	$11.40	$8.31	$14.15	$13.50	$11.63
Number of accumulation units outstanding at end of period	3,905	8,897	1,466	1,937	6,906	4,118
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.43	$11.20	$11.38	$10.55	$10.28	$10.22	$9.78
Value at end of period	$13.19	$12.43	$11.20	$11.38	$10.55	$10.28	$10.22
Number of accumulation units outstanding at end of period	2,994	4,782	2,654	181	44	57	8,365
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.57	$7.65	$8.05
Value at end of period	$14.71	$12.57	$7.65
Number of accumulation units outstanding at end of period	5,754	6,845	6,817
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.97	$7.28	$11.04	$11.19
Value at end of period	$10.41	$8.97	$7.28	$11.04
Number of accumulation units outstanding at end of period	0	0	725	174
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.93	$6.76
Value at end of period	$10.37	$8.93
Number of accumulation units outstanding at end of period	897	799
ING REAL ESTATE FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.64	$9.89	$15.46	$18.78	$14.00	$12.83
Value at end of period	$15.88	$12.64	$9.89	$15.46	$18.78	$14.00
Number of accumulation units outstanding at end of period	709	728	3,067	219	110	1,402
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.29	$9.77	$14.38	$13.77	$13.62
Value at end of period	$15.08	$12.29	$9.77	$14.38	$13.77
Number of accumulation units outstanding at end of period	3,258	3,391	3,718	36	4
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.78
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	10,434
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.04
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	8,761
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.20
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	6,184

		CFI 209

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.25
Value at end of period	$12.06
Number of accumulation units outstanding at end of period	12,480
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.49
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	1,880
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.40	$8.96	$11.91	$11.43	$10.71	$10.48	$9.67
Value at end of period	$11.37	$10.40	$8.96	$11.91	$11.43	$10.71	$10.48
Number of accumulation units outstanding at end of period	0	970	526	471	86	977	1,571
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.13	$8.21	$13.05	$12.62	$11.32	$10.83	$9.57
Value at end of period	$11.28	$10.13	$8.21	$13.05	$12.62	$11.32	$10.83
Number of accumulation units outstanding at end of period	1	24	304	1,034	29	6,478	4,156
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.27	$8.56	$12.50	$12.04	$11.00	$10.67	$9.63
Value at end of period	$11.33	$10.27	$8.56	$12.50	$12.04	$11.00	$10.67
Number of accumulation units outstanding at end of period	0	1,464	928	2,267	21	1,619	7,269
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.88	$9.05	$12.68	$12.33	$12.01
Value at end of period	$13.35	$11.88	$9.05	$12.68	$12.33
Number of accumulation units outstanding at end of period	0	0	281	46	8
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.59	$6.64	$11.84	$10.59	$10.34
Value at end of period	$12.15	$9.59	$6.64	$11.84	$10.59
Number of accumulation units outstanding at end of period	0	0	797	245	78
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.59	$8.60	$13.57	$13.37	$11.40	$11.13	$9.78
Value at end of period	$11.99	$10.59	$8.60	$13.57	$13.37	$11.40	$11.13
Number of accumulation units outstanding at end of period	10,095	450	0	51	52	111	10,078
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.66	$7.43	$7.32
Value at end of period	$10.34	$9.66	$7.43
Number of accumulation units outstanding at end of period	884	96	116
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.66	$6.64	$6.79
Value at end of period	$9.19	$8.66	$6.64
Number of accumulation units outstanding at end of period	0	311	194

		CFI 210

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.99	$7.88	$10.81
Value at end of period	$11.34	$9.99	$7.88
Number of accumulation units outstanding at end of period	818	773	727
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.15	$9.35
Value at end of period	$11.76	$11.15
Number of accumulation units outstanding at end of period	0	356
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$30.70	$24.46	$34.69	$31.63	$30.81	$29.56
Value at end of period	$31.62	$30.70	$24.46	$34.69	$31.63	$30.81
Number of accumulation units outstanding at end of period	85	78	102	2	0	1,020
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.60	$9.37
Value at end of period	$13.96	$12.60
Number of accumulation units outstanding at end of period	0	805
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.31	$8.27	$13.88	$14.03	$12.68	$11.91	$9.95
Value at end of period	$12.74	$10.31	$8.27	$13.88	$14.03	$12.68	$11.91
Number of accumulation units outstanding at end of period	0	0	0	0	7	18	6,302
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.60	$11.43	$16.85	$15.50	$13.08	$11.74	$9.99
Value at end of period	$18.14	$14.60	$11.43	$16.85	$15.50	$13.08	$11.74
Number of accumulation units outstanding at end of period	2,632	9,951	3,042	4,529	5,553	152	2,551
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.82	$12.45	$17.27	$15.81	$15.11
Value at end of period	$16.19	$14.82	$12.45	$17.27	$15.81
Number of accumulation units outstanding at end of period	0	0	662	408	113
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.41	$9.30
Value at end of period	$14.86	$13.41
Number of accumulation units outstanding at end of period	35	36
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$26.71	$14.93	$29.20	$25.64
Value at end of period	$33.38	$26.71	$14.93	$29.20
Number of accumulation units outstanding at end of period	1,964	1,897	1,864	41
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.84	$10.17	$9.87
Value at end of period	$12.60	$11.84	$10.17
Number of accumulation units outstanding at end of period	475	87	14

		CFI 211

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

PIONEER HIGH YIELD FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.84	$7.42	$11.40	$11.38	$10.46	$10.36
Value at end of period	$13.70	$11.84	$7.42	$11.40	$11.38	$10.46
Number of accumulation units outstanding at end of period	530	459	437	0	0	1,514
TEMPLETON FOREIGN FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.18	$8.40	$16.85	$14.61	$12.38	$11.37	$9.40
Value at end of period	$14.07	$13.18	$8.40	$16.85	$14.61	$12.38	$11.37
Number of accumulation units outstanding at end of period	0	1,025	1,025	0	11	27	6,356
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.38	$8.60	$14.36	$13.17	$12.07	$10.75	$9.73
Value at end of period	$12.56	$11.38	$8.60	$14.36	$13.17	$12.07	$10.75
Number of accumulation units outstanding at end of period	5,459	12,465	4,708	3,016	8,191	374	14,356
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.48	$9.38	$13.43	$13.89
Value at end of period	$12.63	$11.48	$9.38	$13.43
Number of accumulation units outstanding at end of period	867	755	207	34
VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.18	$9.14	$14.36	$14.09	$12.15
Value at end of period	$11.98	$11.18	$9.14	$14.36	$14.09
Number of accumulation units outstanding at end of period	807	1,114	1,114	0	270
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.71	$8.95	$13.81	$13.48	$11.65
Value at end of period	$12.04	$10.71	$8.95	$13.81	$13.48
Number of accumulation units outstanding at end of period	538	988	988	0	499
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.31	$7.55	$12.72	$12.51	$11.34
Value at end of period	$13.32	$10.31	$7.55	$12.72	$12.51
Number of accumulation units outstanding at end of period	1,819	2,711	0	0	1,323
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.88	$8.45	$12.85	$12.58	$10.85	$10.66	$9.95
Value at end of period	$11.01	$9.88	$8.45	$12.85	$12.58	$10.85	$10.66
Number of accumulation units outstanding at end of period	1,793	21,045	12,695	5,316	5,972	1,849	3,829

		CFI 212

	Condensed Financial Information (continued)

		TABLE 28
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.45%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.02	$7.58	$13.01	$12.54	$11.18
Value at end of period	$10.04	$9.02	$7.58	$13.01	$12.54
Number of accumulation units outstanding at end of period	0	0	0	119	45
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.88	$11.84
Value at end of period	$17.05	$13.88
Number of accumulation units outstanding at end of period	35	14
AMERICAN BALANCED FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.63	$8.94	$12.24	$11.69	$10.65	$10.50	$9.94
Value at end of period	$11.80	$10.63	$8.94	$12.24	$11.69	$10.65	$10.50
Number of accumulation units outstanding at end of period	68	68	0	2,660	2,645	3,598	11
ARIEL APPRECIATION FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.77	$6.73	$11.57	$11.94	$11.21
Value at end of period	$12.66	$10.77	$6.73	$11.57	$11.94
Number of accumulation units outstanding at end of period	0	0	80	251	2,270
ARIEL FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.85	$6.14	$12.07	$12.51	$11.87
Value at end of period	$12.19	$9.85	$6.14	$12.07	$12.51
Number of accumulation units outstanding at end of period	1,009	2,586	1,078	1,037	745
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$8.86
Value at end of period	$9.54
Number of accumulation units outstanding at end of period	114
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.25	$11.15	$19.09	$16.33	$13.65	$12.79
Value at end of period	$16.39	$15.25	$11.15	$19.09	$16.33	$13.65
Number of accumulation units outstanding at end of period	3,655	4,507	1,890	1,429	2,700	2,997
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.36	$9.28	$16.44	$14.24	$12.99	$11.31	$10.96
Value at end of period	$14.22	$12.36	$9.28	$16.44	$14.24	$12.99	$11.31
Number of accumulation units outstanding at end of period	3,586	9,352	6,548	9,677	12,841	16,687	108
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.52	$7.45	$13.23	$13.27	$11.25	$10.29
Value at end of period	$10.76	$9.52	$7.45	$13.23	$13.27	$11.25
Number of accumulation units outstanding at end of period	998	1,997	1,934	1,403	3,213	33

		CFI 213

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.67	$6.89	$13.28	$13.12
Value at end of period	$10.57	$8.67	$6.89	$13.28
Number of accumulation units outstanding at end of period	317	145	90	1
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.99	$9.43	$14.32	$14.91	$12.96	$12.11	$10.96
Value at end of period	$15.12	$11.99	$9.43	$14.32	$14.91	$12.96	$12.11
Number of accumulation units outstanding at end of period	2,208	1,964	0	1,852	1,402	186	42
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.90	$7.74	$7.38
Value at end of period	$13.77	$10.90	$7.74
Number of accumulation units outstanding at end of period	78	11	98
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.03	$8.89
Value at end of period	$15.67	$13.03
Number of accumulation units outstanding at end of period	0	592
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.74	$8.81	$15.21	$14.55	$12.81	$12.10	$10.66
Value at end of period	$14.63	$11.74	$8.81	$15.21	$14.55	$12.81	$12.10
Number of accumulation units outstanding at end of period	458	4,805	2,982	2,186	17	204	20
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.45	$7.62	$12.86	$10.99	$11.11
Value at end of period	$13.36	$11.45	$7.62	$12.86	$10.99
Number of accumulation units outstanding at end of period	0	3	3	109	134
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.06	$4.96
Value at end of period	$10.16	$8.06
Number of accumulation units outstanding at end of period	0	362
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.51	$10.46
Value at end of period	$14.98	$13.51
Number of accumulation units outstanding at end of period	0	324
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.48	$6.69
Value at end of period	$10.47	$9.48
Number of accumulation units outstanding at end of period	0	956
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.04	$8.78	$14.66	$13.00	$12.41
Value at end of period	$15.23	$12.04	$8.78	$14.66	$13.00
Number of accumulation units outstanding at end of period	147	789	650	976	2,052

		CFI 214

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING GNMA INCOME FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.92	$11.52	$10.94	$10.49	$10.20	$10.10	$10.14
Value at end of period	$12.47	$11.92	$11.52	$10.94	$10.49	$10.20	$10.10
Number of accumulation units outstanding at end of period	1,071	1,717	874	1,429	3,355	6,173	49
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$9.56	$7.90	$12.82	$12.43	$11.05	$10.62
Value at end of period	$10.69	$9.56	$7.90	$12.82	$12.43	$11.05
Number of accumulation units outstanding at end of period	1,800	662	411	1,110	348	5,467
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.79	$8.35	$13.62	$13.15	$12.24	$11.22	$10.08
Value at end of period	$12.92	$10.79	$8.35	$13.62	$13.15	$12.24	$11.22
Number of accumulation units outstanding at end of period	1,542	1,461	912	1,429	2,418	6,718	32
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.15	$8.28	$12.70	$13.79	$12.34	$11.68	$10.47
Value at end of period	$12.24	$10.15	$8.28	$12.70	$13.79	$12.34	$11.68
Number of accumulation units outstanding at end of period	568	1,571	1,032	1,500	728	159	25
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.65
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	10,632
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.83
Value at end of period	$11.45
Number of accumulation units outstanding at end of period	7,724
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.94
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	5,718
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.05
Value at end of period	$11.86
Number of accumulation units outstanding at end of period	3,279
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.38
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	691
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.86	$9.76	$11.01	$10.56	$10.34
Value at end of period	$11.74	$10.86	$9.76	$11.01	$10.56
Number of accumulation units outstanding at end of period	0	0	0	64	60

		CFI 215

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.83	$9.89	$11.00	$10.56	$10.34	$10.29
Value at end of period	$11.69	$10.83	$9.89	$11.00	$10.56	$10.34
Number of accumulation units outstanding at end of period	5,647	1,688	1,515	2,534	2,826	5,141
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$7.68
Value at end of period	$7.87
Number of accumulation units outstanding at end of period	743
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.14	$9.16	$19.30	$17.77	$16.23
Value at end of period	$16.12	$13.14	$9.16	$19.30	$17.77
Number of accumulation units outstanding at end of period	140	83	28	1,279	1,879
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.48	$9.96	$17.65	$15.79	$13.20
Value at end of period	$12.61	$12.48	$9.96	$17.65	$15.79
Number of accumulation units outstanding at end of period	0	708	468	411	38
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$7.15	$5.98
Value at end of period	$8.02	$7.15
Number of accumulation units outstanding at end of period	130	35
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.63	$6.95
Value at end of period	$14.96	$12.63
Number of accumulation units outstanding at end of period	59	229
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.77	$9.50	$14.40	$15.12
Value at end of period	$14.27	$11.77	$9.50	$14.40
Number of accumulation units outstanding at end of period	269	116	0	116
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.11	$6.93	$11.08	$11.16
Value at end of period	$9.38	$8.11	$6.93	$11.08
Number of accumulation units outstanding at end of period	0	4,221	2,717	5,478
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.06	$7.06
Value at end of period	$9.30	$8.06
Number of accumulation units outstanding at end of period	144	112
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.93	$9.42	$12.31	$12.12
Value at end of period	$11.82	$10.93	$9.42	$12.31
Number of accumulation units outstanding at end of period	0	2,852	2,358	1,698

		CFI 216

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.38	$8.29	$14.13	$13.49	$11.63	$11.14
Value at end of period	$12.98	$11.38	$8.29	$14.13	$13.49	$11.63
Number of accumulation units outstanding at end of period	64	5,600	3,995	5,347	4,102	4,431
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.25	$8.41
Value at end of period	$11.68	$10.25
Number of accumulation units outstanding at end of period	1,627	2,148
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.40	$11.17	$11.35	$10.53	$10.27	$10.21	$10.20
Value at end of period	$13.14	$12.40	$11.17	$11.35	$10.53	$10.27	$10.21
Number of accumulation units outstanding at end of period	1,671	2,883	1,996	6,658	6,874	1,112	194
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$6.90	$6.24	$9.08	$9.26
Value at end of period	$8.09	$6.90	$6.24	$9.08
Number of accumulation units outstanding at end of period	746	120	0	277
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.29
Value at end of period	$10.00
Number of accumulation units outstanding at end of period	346
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.95	$7.27	$11.03	$11.18
Value at end of period	$10.39	$8.95	$7.27	$11.03
Number of accumulation units outstanding at end of period	0	1,726	1,809	1,430
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.91	$6.75
Value at end of period	$10.35	$8.91
Number of accumulation units outstanding at end of period	2,216	2,116
ING REAL ESTATE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.60	$9.86	$15.43	$18.76	$13.99	$12.65	$11.21
Value at end of period	$15.82	$12.60	$9.86	$15.43	$18.76	$13.99	$12.65
Number of accumulation units outstanding at end of period	0	391	129	2,101	1,042	413	78
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.11
Value at end of period	$10.00
Number of accumulation units outstanding at end of period	5,132
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.84
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	100

		CFI 217

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.26	$9.75	$8.84
Value at end of period	$15.03	$12.26	$9.75
Number of accumulation units outstanding at end of period	241	181	53
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.78
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	7,137
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.04
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	9,785
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.19
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	8,113
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.25
Value at end of period	$12.06
Number of accumulation units outstanding at end of period	6,494
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.37	$8.94	$11.88	$11.41	$10.70	$10.64
Value at end of period	$11.33	$10.37	$8.94	$11.88	$11.41	$10.70
Number of accumulation units outstanding at end of period	2,043	0	39	2,194	2,337	16
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.10	$8.19	$13.02	$12.60	$11.31	$11.11
Value at end of period	$11.24	$10.10	$8.19	$13.02	$12.60	$11.31
Number of accumulation units outstanding at end of period	1,709	244	197	741	1,408	15
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.24	$8.54	$12.48	$12.02	$10.99	$10.88
Value at end of period	$11.29	$10.24	$8.54	$12.48	$12.02	$10.99
Number of accumulation units outstanding at end of period	5,570	251	292	1,453	3,011	34
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.85	$9.04	$12.66	$12.32	$11.18
Value at end of period	$13.31	$11.85	$9.04	$12.66	$12.32
Number of accumulation units outstanding at end of period	410	2,367	1,771	1,636	691
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.56	$8.58	$13.55	$13.35	$11.39	$11.13	$10.17
Value at end of period	$11.95	$10.56	$8.58	$13.55	$13.35	$11.39	$11.13
Number of accumulation units outstanding at end of period	1,804	3,444	1,143	2,710	257	837	122

		CFI 218

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.67	$7.59	$13.36	$12.36	$11.41
Value at end of period	$12.26	$10.67	$7.59	$13.36	$12.36
Number of accumulation units outstanding at end of period	0	3,030	1,855	1,039	234
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.64	$9.80
Value at end of period	$10.32	$9.64
Number of accumulation units outstanding at end of period	74	74
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.91	$9.89	$16.65	$16.93
Value at end of period	$13.72	$12.91	$9.89	$16.65
Number of accumulation units outstanding at end of period	0	0	0	29
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.96	$7.04
Value at end of period	$11.30	$9.96
Number of accumulation units outstanding at end of period	0	1,009
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$30.63	$24.42	$34.65	$31.61	$31.78
Value at end of period	$31.53	$30.63	$24.42	$34.65	$31.61
Number of accumulation units outstanding at end of period	0	595	261	352	264
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.57	$9.81	$13.74	$12.70	$11.62	$10.99	$10.74
Value at end of period	$13.91	$12.57	$9.81	$13.74	$12.70	$11.62	$10.99
Number of accumulation units outstanding at end of period	14	59	31	1,332	0	449	79
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.28	$8.25	$13.85	$14.01	$12.67	$12.45
Value at end of period	$12.69	$10.28	$8.25	$13.85	$14.01	$12.67
Number of accumulation units outstanding at end of period	0	1,357	1,207	2,653	1,300	4,801
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.56	$11.40	$16.81	$15.48	$13.07	$12.55
Value at end of period	$18.08	$14.56	$11.40	$16.81	$15.48	$13.07
Number of accumulation units outstanding at end of period	0	1,154	1,014	615	3,488	6,659
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.77	$12.42	$17.24	$15.79	$13.23
Value at end of period	$16.14	$14.77	$12.42	$17.24	$15.79
Number of accumulation units outstanding at end of period	0	0	0	88	34
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.37	$9.89	$16.21	$14.27
Value at end of period	$14.80	$13.37	$9.89	$16.21
Number of accumulation units outstanding at end of period	491	1,688	1,392	766

		CFI 219

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$26.63	$14.90	$29.14	$22.14	$17.98	$12.94	$10.90
Value at end of period	$33.26	$26.63	$14.90	$29.14	$22.14	$17.98	$12.94
Number of accumulation units outstanding at end of period	0	931	735	1,259	2,826	5,154	64
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.89	$9.13	$13.39	$12.44	$11.43	$11.02	$10.17
Value at end of period	$11.99	$10.89	$9.13	$13.39	$12.44	$11.43	$11.02
Number of accumulation units outstanding at end of period	67	70	3	555	0	72	13
PIONEER HIGH YIELD FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$11.80	$7.41	$11.95	$11.36	$10.45	$10.38	$10.09
Value at end of period	$13.65	$11.80	$7.41	$11.95	$11.36	$10.45	$10.38
Number of accumulation units outstanding at end of period	308	1,052	621	2,625	833	837	89
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$13.11	$9.11	$14.19	$14.38	$12.20	$11.54	$10.42
Value at end of period	$14.97	$13.11	$9.11	$14.19	$14.38	$12.20	$11.54
Number of accumulation units outstanding at end of period	0	0	0	270	0	127	24
TEMPLETON FOREIGN FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.14	$8.92	$16.82	$14.59	$12.36	$11.36	$10.12
Value at end of period	$14.02	$13.14	$8.92	$16.82	$14.59	$12.36	$11.36
Number of accumulation units outstanding at end of period	0	453	0	2,635	20	820	135
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.35	$8.58	$14.33	$13.15	$12.06	$10.74	$9.90
Value at end of period	$12.52	$11.35	$8.58	$14.33	$13.15	$12.06	$10.74
Number of accumulation units outstanding at end of period	6,999	6,591	2,966	4,157	5,405	10,086	54
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.44	$9.36	$13.41	$13.16	$11.14	$11.08
Value at end of period	$12.59	$11.44	$9.36	$13.41	$13.16	$11.14
Number of accumulation units outstanding at end of period	1,134	1,451	1,091	4,741	3,153	3,526
VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.15	$8.97	$14.33	$14.08	$12.09	$12.16
Value at end of period	$11.94	$11.15	$8.97	$14.33	$14.08	$12.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	15
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.68	9.33	$13.79	$13.47	$11.39	$11.53
Value at end of period	$12.00	$10.68	$9.33	$13.79	$13.47	$11.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	14
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.28	$7.53	$12.70	$12.49	$11.57	$11.66
Value at end of period	$13.28	$10.28	$7.53	$12.70	$12.49	$11.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	6

		CFI 220

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.85	$8.43	$12.83	$12.56	$10.84	$10.58
Value at end of period	$10.97	$9.85	$8.43	$12.83	$12.56	$10.84
Number of accumulation units outstanding at end of period	2,281	5,688	2,678	2,461	4,720	6,726

		TABLE 29
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.50%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.20	$12.41
Value at end of period	$16.34	$15.20
Number of accumulation units outstanding at end of period	0	46
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.31	$9.51
Value at end of period	$12.48	$11.31
Number of accumulation units outstanding at end of period	0	62

		TABLE 30
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.55%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005

AMERICAN BALANCED FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.57	$8.89	$12.19	$11.66	$10.63	$10.33
Value at end of period	$11.72	$10.57	$8.89	$12.19	$11.66	$10.63
Number of accumulation units outstanding at end of period	385	0	0	0	270	605
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.08
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	28
ARIEL APPRECIATION FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.71	$6.70	$11.52	$11.91	$10.94	$10.86
Value at end of period	$12.57	$10.71	$6.70	$11.52	$11.91	$10.94
Number of accumulation units outstanding at end of period	306	261	91	57	34	8

		CFI 221

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.16	$11.10	$19.01	$16.29	$13.62	$12.64
Value at end of period	$16.28	$15.16	$11.10	$19.01	$16.29	$13.62
Number of accumulation units outstanding at end of period	2,497	1,870	1,382	764	296	893
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.29	$9.23	$16.37	$14.20	$12.96	$12.28
Value at end of period	$14.12	$12.29	$9.23	$16.37	$14.20	$12.96
Number of accumulation units outstanding at end of period	1,154	1,153	1,077	732	4,386	3,176
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.46	$7.41	$13.18	$13.23	$11.23	$10.96
Value at end of period	$10.68	$9.46	$7.41	$13.18	$13.23	$11.23
Number of accumulation units outstanding at end of period	64	44	27	19	1,210	6
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.92	$9.39	$14.26	$14.87	$14.50
Value at end of period	$15.01	$11.92	$9.39	$14.26	$14.87
Number of accumulation units outstanding at end of period	600	477	307	174	454
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.84	$7.70	$13.64	$12.43	$12.56
Value at end of period	$13.68	$10.84	$7.70	$13.64	$12.43
Number of accumulation units outstanding at end of period	84	655	20	71	8
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during December 2010)
Value at beginning of period	$8.67
Value at end of period	$8.90
Number of accumulation units outstanding at end of period	36
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.67	$8.76	$15.15	$14.50	$13.58
Value at end of period	$14.53	$11.67	$8.76	$15.15	$14.50
Number of accumulation units outstanding at end of period	53	1,231	50	205	1,229
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.49	$10.46
Value at end of period	$14.95	$13.49
Number of accumulation units outstanding at end of period	0	634
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.99	$8.75	$14.62
Value at end of period	$15.14	$11.99	$8.75
Number of accumulation units outstanding at end of period	0	0	0
ING GNMA INCOME FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.85	$11.46	$10.89	$10.46	$10.18	$10.22
Value at end of period	$12.39	$11.85	$11.46	$10.89	$10.46	$10.18
Number of accumulation units outstanding at end of period	1,338	651	333	238	1,104	3,397

		CFI 222

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.50	$7.86	$12.77	$12.40	$11.45
Value at end of period	$10.62	$9.50	$7.86	$12.77	$12.40
Number of accumulation units outstanding at end of period	293	0	0	25	184
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.73	$8.31	$13.57	$13.11	$12.22	$11.61
Value at end of period	$12.83	$10.73	$8.31	$13.57	$13.11	$12.22
Number of accumulation units outstanding at end of period	723	557	375	235	1,310	1,237
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.09	$8.24	$12.65	$13.75	$13.24
Value at end of period	$12.15	$10.09	$8.24	$12.65	$13.75
Number of accumulation units outstanding at end of period	781	522	328	169	1,556
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.65
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	3,674
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.39
Value at end of period	$11.44
Number of accumulation units outstanding at end of period	1,733
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.07
Value at end of period	$11.64
Number of accumulation units outstanding at end of period	1,128
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	1,369
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.59
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	1,446
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.79	$9.72	$10.97	$10.53	$10.31	$10.40
Value at end of period	$11.66	$10.79	$9.72	$10.97	$10.53	$10.31
Number of accumulation units outstanding at end of period	1,601	1,951	651	642	280	65
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.77	$9.84	$10.96	$10.53	$10.32	$10.29
Value at end of period	$11.61	$10.77	$9.84	$10.96	$10.53	$10.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	765

		CFI 223

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$7.69
Value at end of period	$7.85
Number of accumulation units outstanding at end of period	2
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.41	$9.91	$17.58	$15.74	$12.35	$11.73
Value at end of period	$12.52	$12.41	$9.91	$17.58	$15.74	$12.35
Number of accumulation units outstanding at end of period	243	199	68	47	188	7
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.70	$9.46	$14.35	$14.24	$13.02
Value at end of period	$14.17	$11.70	$9.46	$14.35	$14.24
Number of accumulation units outstanding at end of period	80	131	119	104	85
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.08	$6.91	$11.06	$11.14
Value at end of period	$9.33	$8.08	$6.91	$11.06
Number of accumulation units outstanding at end of period	0	0	244	113
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.87	$9.37	$12.27	$11.99	$11.07
Value at end of period	$11.74	$10.87	$9.37	$12.27	$11.99
Number of accumulation units outstanding at end of period	0	0	0	0	1,013
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.90
Value at end of period	$12.24
Number of accumulation units outstanding at end of period	167
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.47	$10.65	$10.59
Value at end of period	$10.28	$10.47	$10.65
Number of accumulation units outstanding at end of period	0	5	0
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.32	$8.26	$14.09	$13.46	$11.62	$11.00
Value at end of period	$12.91	$11.32	$8.26	$14.09	$13.46	$11.62
Number of accumulation units outstanding at end of period	338	434	417	333	2,733	1,111
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.33	$11.11	$11.31	$10.50	$10.26
Value at end of period	$13.05	$12.33	$11.11	$11.31	$10.50
Number of accumulation units outstanding at end of period	1,597	0	344	79	3,586
ING PIONEER EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$6.87	$6.22	$9.07	$9.24
Value at end of period	$8.05	$6.87	$6.22	$9.07
Number of accumulation units outstanding at end of period	35	89	90	57

		CFI 224

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$9.31
Value at end of period	$10.30
Number of accumulation units outstanding at end of period	198
ING REAL ESTATE FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.52	$9.81	$15.37	$18.70	$15.35
Value at end of period	$15.71	$12.52	$9.81	$15.37	$18.70
Number of accumulation units outstanding at end of period	0	0	0	0	752
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$8.78
Value at end of period	$8.89
Number of accumulation units outstanding at end of period	1
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$8.40
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	76
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$8.91
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	18
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.78
Value at end of period	$11.27
Number of accumulation units outstanding at end of period	251
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.04
Value at end of period	$11.73
Number of accumulation units outstanding at end of period	721
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.19
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	929
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.24
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	3,025
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.31	$8.89	$11.84	$11.38	$10.68	$10.54
Value at end of period	$11.26	$10.31	$8.89	$11.84	$11.38	$10.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	358

		CFI 225

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.04	$8.15	$12.97	$12.56	$11.29	$10.94
Value at end of period	$11.16	$10.04	$8.15	$12.97	$12.56	$11.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,029
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.18	$8.50	$12.43	$11.99	$10.97	$10.74
Value at end of period	$11.21	$10.18	$8.50	$12.43	$11.99	$10.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,886
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.49	$8.54	$13.49	$13.31	$12.12
Value at end of period	$11.86	$10.49	$8.54	$13.49	$13.31
Number of accumulation units outstanding at end of period	55	959	89	90	1,578
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.60	$7.55	$13.31	$12.33	$11.36
Value at end of period	$12.17	$10.60	$7.55	$13.31	$12.33
Number of accumulation units outstanding at end of period	92	699	13	297	272
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.86	$9.86	$16.62	$16.90
Value at end of period	$13.66	$12.86	$9.86	$16.62
Number of accumulation units outstanding at end of period	0	21	7	128
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.90	$7.82	$12.51	$13.16
Value at end of period	$11.22	$9.90	$7.82	$12.51
Number of accumulation units outstanding at end of period	0	38	12	229
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.49	$9.76	$13.69	$12.67	$12.28
Value at end of period	$13.82	$12.49	$9.76	$13.69	$12.67
Number of accumulation units outstanding at end of period	12	0	0	0	941
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.88
Value at end of period	$16.29
Number of accumulation units outstanding at end of period	184
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.22	$8.21	$13.80	$13.96	$12.65	$12.47
Value at end of period	$12.61	$10.22	$8.21	$13.80	$13.96	$12.65
Number of accumulation units outstanding at end of period	291	245	77	48	792	7
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.47	$11.35	$16.75	$15.44	$13.04	$12.46
Value at end of period	$17.96	$14.47	$11.35	$16.75	$15.44	$13.04
Number of accumulation units outstanding at end of period	0	0	0	0	327	2,402

		CFI 226

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.68	$12.35	$17.17	$15.75	$13.02	$12.42
Value at end of period	$16.03	$14.68	$12.35	$17.17	$15.75	$13.02
Number of accumulation units outstanding at end of period	209	176	65	44	27	7
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2010)
Value at beginning of period	$9.09
Value at end of period	$10.39
Number of accumulation units outstanding at end of period	101
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.29	$9.85	$16.15	$14.18	$12.41
Value at end of period	$14.70	$13.29	$9.85	$16.15	$14.18
Number of accumulation units outstanding at end of period	50	348	0	0	605
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$26.47	$14.82	$29.03	$22.07	$21.37
Value at end of period	$33.04	$26.47	$14.82	$29.03	$22.07
Number of accumulation units outstanding at end of period	10	0	0	22	501
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.83	$9.08	$13.34	$12.41	$12.02
Value at end of period	$11.91	$10.83	$9.08	$13.34	$12.41
Number of accumulation units outstanding at end of period	0	0	198	38	260
PIONEER HIGH YIELD FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.73	$7.37	$11.90	$11.33	$10.43	$10.44
Value at end of period	$13.56	$11.73	$7.37	$11.90	$11.33	$10.43
Number of accumulation units outstanding at end of period	2,664	2,107	651	583	1,137	8
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.03	$9.07	$14.14	$14.34	$13.03
Value at end of period	$14.87	$13.03	$9.07	$14.14	$14.34
Number of accumulation units outstanding at end of period	0	0	0	11	235
TEMPLETON FOREIGN FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.06	$8.88	$16.75	$14.54	$13.98
Value at end of period	$13.92	$13.06	$8.88	$16.75	$14.54
Number of accumulation units outstanding at end of period	796	177	264	98	1,697
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.28	$8.54	$14.27	$13.11	$12.04	$11.45
Value at end of period	$12.43	$11.28	$8.54	$14.27	$13.11	$12.04
Number of accumulation units outstanding at end of period	2,200	2,303	1,487	752	1,792	1,860
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.37	$9.31	$13.36	$13.12	$12.44
Value at end of period	$12.50	$11.37	$9.31	$13.36	$13.12
Number of accumulation units outstanding at end of period	288	290	637	344	62

		CFI 227

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

WANGER SELECT
(Funds were first received in this option during December 2010)
Value at beginning of period	$12.84
Value at end of period	$13.30
Number of accumulation units outstanding at end of period	12
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.80	$8.39	$12.78	$12.52	$10.81	$10.72
Value at end of period	$10.89	$9.80	$8.39	$12.78	$12.52	$10.81
Number of accumulation units outstanding at end of period	1,053	864	307	203	1,779	4,796

		TABLE 31
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.70%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.18	$9.16	$14.31
Value at end of period	$13.98	$12.18	$9.16
Number of accumulation units outstanding at end of period	1	2,779	1,695
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.81	$9.32	$13.56
Value at end of period	$14.86	$11.81	$9.32
Number of accumulation units outstanding at end of period	0	794	1,177
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.64	$8.25	$12.07
Value at end of period	$12.70	$10.64	$8.25
Number of accumulation units outstanding at end of period	0	960	281
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.00	$8.18	$11.31
Value at end of period	$12.03	$10.00	$8.18
Number of accumulation units outstanding at end of period	0	1,175	481
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.68	$9.77	$10.81
Value at end of period	$11.49	$10.68	$9.77
Number of accumulation units outstanding at end of period	0	709	1,258
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.94	$9.05	$17.63
Value at end of period	$15.85	$12.94	$9.05
Number of accumulation units outstanding at end of period	0	733	971

		CFI 228

	Condensed Financial Information (continued)

	2010	2009	2008

ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.30	$9.84	$15.73
Value at end of period	$12.39	$12.30	$9.84
Number of accumulation units outstanding at end of period	0	811	225
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.04	$6.88	$9.95
Value at end of period	$9.27	$8.04	$6.88
Number of accumulation units outstanding at end of period	1	4,647	2,842
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.24	$8.21	$12.53
Value at end of period	$12.79	$11.24	$8.21
Number of accumulation units outstanding at end of period	0	1,346	1,244
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.22	$11.03	$11.51
Value at end of period	$12.92	$12.22	$11.03
Number of accumulation units outstanding at end of period	1	3,203	1,239
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.13	$8.15	$11.83
Value at end of period	$12.48	$10.13	$8.15
Number of accumulation units outstanding at end of period	0	915	1,315
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.18	$8.48	$13.01
Value at end of period	$12.30	$11.18	$8.48
Number of accumulation units outstanding at end of period	0	1,089	645
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.27	$9.24	$12.34
Value at end of period	$12.37	$11.27	$9.24
Number of accumulation units outstanding at end of period	0	1,984	1,760

		TABLE 32
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.75%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007

ARIEL APPRECIATION FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.58	$6.63	$11.43	$12.93
Value at end of period	$12.40	$10.58	$6.63	$11.43
Number of accumulation units outstanding at end of period	1,105	1,096	829	2,150

		CFI 229

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ARIEL FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.68	$6.05	$11.93	$13.78
Value at end of period	$11.94	$9.68	$6.05	$11.93
Number of accumulation units outstanding at end of period	139	139	0	322
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2007)
Value at beginning of period	$14.98	$10.99	$18.87	$17.79
Value at end of period	$16.06	$14.98	$10.99	$18.87
Number of accumulation units outstanding at end of period	414	402	344	1,578
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.14	$9.14	$16.25	$15.18
Value at end of period	$13.93	$12.14	$9.14	$16.25
Number of accumulation units outstanding at end of period	1,041	963	809	5,803
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.35	$7.34	$13.07	$14.16
Value at end of period	$10.54	$9.35	$7.34	$13.07
Number of accumulation units outstanding at end of period	1,285	1,167	971	3,346
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.78	$9.30	$14.15	$16.24
Value at end of period	$14.81	$11.78	$9.30	$14.15
Number of accumulation units outstanding at end of period	99	99	0	297
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.53	$10.37
Value at end of period	$14.33	$11.53
Number of accumulation units outstanding at end of period	106	100
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.25	$7.51	$12.71	$11.97
Value at end of period	$13.09	$11.25	$7.51	$12.71
Number of accumulation units outstanding at end of period	106	106	0	10
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.88	$8.69	$14.54	$14.31
Value at end of period	$14.97	$11.88	$8.69	$14.54
Number of accumulation units outstanding at end of period	6	0	0	1,834
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.97	$8.16	$12.55	$14.48
Value at end of period	$11.99	$9.97	$8.16	$12.55
Number of accumulation units outstanding at end of period	0	0	0	132
ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.90	$9.03	$19.07	$21.23
Value at end of period	$15.79	$12.90	$9.03	$19.07
Number of accumulation units outstanding at end of period	93	93	0	541

		CFI 230

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.89
Value at end of period	$12.22
Number of accumulation units outstanding at end of period	37
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.18	$11.01	$11.22	$10.37
Value at end of period	$12.87	$12.18	$11.01	$11.22
Number of accumulation units outstanding at end of period	1,155	1,024	810	5,006
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.85	$7.96
Value at end of period	$10.24	$8.85
Number of accumulation units outstanding at end of period	131	131
ING REAL ESTATE FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.38	$9.72	$15.25	$17.09
Value at end of period	$15.50	$12.38	$9.72	$15.25
Number of accumulation units outstanding at end of period	32	0	0	593
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$30.22	$24.16	$34.39	$33.14
Value at end of period	$31.02	$30.22	$24.16	$34.39
Number of accumulation units outstanding at end of period	0	0	0	94
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.51	$13.61
Value at end of period	$15.81	$14.51
Number of accumulation units outstanding at end of period	77	77
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$26.16	$14.68	$28.80	$25.34
Value at end of period	$32.58	$26.16	$14.68	$28.80
Number of accumulation units outstanding at end of period	23	4	0	3,026
PIONEER HIGH YIELD FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.60	$7.30	$11.81	$11.91
Value at end of period	$13.37	$11.60	$7.30	$11.81
Number of accumulation units outstanding at end of period	106	105	0	380
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.15	$8.46	$14.16	$14.08
Value at end of period	$12.26	$11.15	$8.46	$14.16
Number of accumulation units outstanding at end of period	23	4	13	1,510
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.24	$9.22	$13.25	$13.73
Value at end of period	$12.33	$11.24	$9.22	$13.25
Number of accumulation units outstanding at end of period	77	4	12	110

		CFI 231

FOR MASTER APPLICATIONS ONLY
I hereby acknowledge receipt of a Variable Account C prospectus dated April 29, 2011, as well as all current prospectuses for the funds available under the Contracts.
_______Please send an Account C Statement of Additional Information (Form No. SAI.109860-11) dated April 29, 2011.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.109860-11

PART B

VARIABLE ANNUITY ACCOUNT C
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 29, 2011

For
ING Map Plus NPSM

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated April 29, 2011. The contract offered in connection with the prospectus is a group deferred variable annuity contract funded through Variable Annuity Account C (the “separate account”).

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, Connecticut 06095-0063
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of
Additional Information shall have the same meaning as in the prospectus.

Page
General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	3
Income Phase Payments	4
Sales Material and Advertising	5
Experts	6
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to
January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly
Participating Annuity Life Insurance Company organized in 1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of
Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the daily asset charge, subaccount administrative adjustment charge (if any) and the transferred asset benefit charge (if applicable) described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds may be available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

2

		OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority, and the Securities Investor Protection Corporation. ING
Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-
4774.

The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2010, 2009 and 2008 amounted to $43,979,093.81, $44,259,566.54 and $43,901,529.15,
respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company.

As described in the prospectus, compensation paid to those who sell the contract can affect the daily asset charge applied. The following chart illustrates the maximum daily asset charge that may be applied under a contract depending upon the compensation option selected by the individual selling the contract, as of April
29, 2011.

Maximum Daily Asset Charge for Case Based Compensation

	First Case	Renewal Year &	Takeover	Asset Based	Asset Based	Maximum
	Year (Case	Increase Deposits	(Case Year 1	(Starts Case	(Starts Case	Daily Asset
	Year 1 Only)	(All Case Years)	Only)	Month 1)	Month 13)	Charge
Option 1	1.00%	0.00%	1.00%	0.00%	0.15	1.10
Option 2	1.00%	0.00%	1.00%	0.00%	0.25	1.25
Option 3	1.00%	0.00%	1.00%	0.00%	0.30	1.30
Option 4	1.00%	0.00%	1.00%	0.00%	0.40	1.45
Option 5	1.00%	0.00%	1.00%	0.00%	0.50	1.55
Option 6	0.00%	0.00%	0.00%	0.40%	0.00	1.25
Option 7	0.00%	0.00%	0.00%	0.00%	0.00	0.75

Maximum Daily Asset Charge for Participant Based Compensation

	First Participant		Tax Free	Asset Based
	Year and	Renewal	Exchanges/	(Starts Participant	Maximum Daily
	Increases	Premium	Takeover Assets	Month 13)	Asset Charge
Option 1	3.00	0.25	1.00	0.10	1.20
Option 2	2.00	0.50	2.00	0.25	1.55
Option 3	1.00	1.00	1.00	0.25	1.35

			3

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income Phase”
in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of annuity units purchased is based on your account value and the value of each unit on the day the annuity units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5%
or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5%
on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing
(a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per
$1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

4

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of
Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.40000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

* If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the
Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service
(VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street
Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

5

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2010, and the
related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of ING Life Insurance and Annuity Company as of
December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta,
GA 30308.

6

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year ended December 31, 2010
with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2010

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities	6
Statements of Operations	60
Statements of Changes in Net Assets	117
Notes to Financial Statements	188

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

The Alger Funds II:	Dodge & Cox Funds:
Alger Green Fund - Class A	Dodge & Cox International Stock Fund
AllianceBernstein Growth and Income Fund, Inc.:	DWS Institutional Funds:
AllianceBernstein Growth and Income Fund, Inc. - Class A	DWS Equity 500 Index Fund - Class S
AllianceBernstein Variable Products Series Fund, Inc.:	Eaton Vance Special Investment Trust:
AllianceBernstein Growth and Income Portfolio - Class A	Eaton Vance Large-Cap Value Fund - Class R
Allianz Funds:	EuroPacific Growth Fund®:
Allianz NFJ Dividend Value Fund - Class A	EuroPacific Growth Fund® - Class R-3
Allianz NFJ Large-Cap Value Fund - Institutional Class	EuroPacific Growth Fund® - Class R-4
Allianz NFJ Small-Cap Value Fund - Class A	Fidelity® Contrafund®:
Amana Mutual Funds Trust:	Fidelity® Advisor New Insights Fund - Institutional Class
Amana Growth Fund	Fidelity® Variable Insurance Products:
Amana Income Fund	Fidelity® VIP Equity-Income Portfolio - Initial Class
American Balanced Fund®, Inc.:	Fidelity® VIP Growth Portfolio - Initial Class
American Balanced Fund® - Class R-3	Fidelity® VIP High Income Portfolio - Initial Class
American Century Government Income Trust:	Fidelity® VIP Overseas Portfolio - Initial Class
American Century Inflation-Adjusted Bond Fund - Investor Class	Fidelity® Variable Insurance Products II:
American Century Quantitative Equity Funds, Inc.:	Fidelity® VIP Contrafund® Portfolio - Initial Class
American Century Income & Growth Fund - A Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Ariel Investment Trust:	Fidelity® Variable Insurance Products III:
Ariel Appreciation Fund	Fidelity® VIP Mid Cap Portfolio - Initial Class
Ariel Fund	Fidelity® Variable Insurance Products V:
Artisan Funds, Inc.:	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Artisan International Fund - Investor Shares	Franklin Mutual Series Fund Inc.:
Aston Funds:	Mutual Global Discovery Fund - Class R
Aston/Optimum Mid Cap Fund - Class N	Franklin Strategic Series:
BlackRock Equity Dividend Fund:	Franklin Small-Mid Cap Growth Fund - Class A
BlackRock Equity Dividend Fund - Investor A Shares	Franklin Templeton Variable Insurance Products Trust:
BlackRock Mid Cap Value Opportunities Series, Inc.:	Franklin Small Cap Value Securities Fund - Class 2
BlackRock Mid Cap Value Opportunities Fund - Investor A	Fundamental InvestorsSM, Inc.:
Shares	Fundamental InvestorsSM, Inc. - Class R-3
The Bond Fund of AmericaSM, Inc.:	Fundamental InvestorsSM, Inc. - Class R-4
The Bond Fund of AmericaSM, Inc. - Class R-4	The Growth Fund of America®, Inc.:
Calvert Variable Series, Inc.:	The Growth Fund of America® - Class R-3
Calvert VP SRI Balanced Portfolio	The Growth Fund of America® - Class R-4
Capital World Growth & Income FundSM, Inc.:	Hartford Mutual Funds, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	The Hartford Capital Appreciation Fund - Class R4
Columbia Acorn Trust:	The Hartford Dividend And Growth Fund - Class R4
ColumbiaSM Acorn Fund® - Class A	The Income Fund of America®, Inc.:
ColumbiaSM Acorn Fund® - Class Z	The Income Fund of America® - Class R-3
Columbia Funds Series Trust:	ING Balanced Portfolio, Inc.:
Columbia Mid Cap Value Fund - Class A	ING Balanced Portfolio - Class I
Columbia Mid Cap Value Fund - Class Z	ING Equity Trust:
CRM Mutual Fund Trust:	ING Real Estate Fund - Class A
CRM Mid Cap Value Fund - Investor Shares

ING Funds Trust:	ING Mutual Funds:
ING GNMA Income Fund - Class A	ING Global Real Estate Fund - Class A
ING Intermediate Bond Fund - Class A	ING International Capital Appreciation Fund - Class I
ING Intermediate Bond Portfolio:	ING International SmallCap Multi-Manager Fund - Class A
ING Intermediate Bond Portfolio - Class I	ING Partners, Inc.:
ING Intermediate Bond Portfolio - Class S	ING American Century Small-Mid Cap Value Portfolio - Adviser
ING Investors Trust:	Class
ING Artio Foreign Portfolio - Service Class	ING American Century Small-Mid Cap Value Portfolio - Service
ING BlackRock Large Cap Growth Portfolio - Institutional Class	Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Baron Asset Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	ING Baron Small Cap Growth Portfolio - Adviser Class
ING Clarion Global Real Estate Portfolio - Institutional Class	ING Baron Small Cap Growth Portfolio - Service Class
ING Clarion Real Estate Portfolio - Institutional Class	ING Columbia Small Cap Value Portfolio - Adviser Class
ING Clarion Real Estate Portfolio - Service Class	ING Columbia Small Cap Value Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING Global Resources Portfolio - Institutional Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING Index Solution 2015 Portfolio - Adviser Class
ING Janus Contrarian Portfolio - Service Class	ING Index Solution 2015 Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser	ING Index Solution 2015 Portfolio - Service 2 Class
Class	ING Index Solution 2025 Portfolio - Adviser Class
ING JPMorgan Emerging Markets Equity Portfolio - Institutional	ING Index Solution 2025 Portfolio - Service Class
Class	ING Index Solution 2025 Portfolio - Service 2 Class
ING JPMorgan Emerging Markets Equity Portfolio - Service	ING Index Solution 2035 Portfolio - Adviser Class
Class	ING Index Solution 2035 Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Index Solution 2035 Portfolio - Service 2 Class
ING Large Cap Growth Portfolio - Service Class	ING Index Solution 2045 Portfolio - Adviser Class
ING Lord Abbett Growth and Income Portfolio - Institutional	ING Index Solution 2045 Portfolio - Service Class
Class	ING Index Solution 2045 Portfolio - Service 2 Class
ING Lord Abbett Growth and Income Portfolio - Service Class	ING Index Solution 2055 Portfolio - Service Class
ING Marsico Growth Portfolio - Institutional Class	ING Index Solution 2055 Portfolio - Service 2 Class
ING Marsico Growth Portfolio - Service Class	ING Index Solution Income Portfolio - Adviser Class
ING Marsico International Opportunities Portfolio - Adviser	ING Index Solution Income Portfolio - Service 2 Class
Class	ING JPMorgan Mid Cap Value Portfolio - Adviser Class
ING Marsico International Opportunities Portfolio - Service	ING JPMorgan Mid Cap Value Portfolio - Service Class
Class	ING Legg Mason ClearBridge Aggressive Growth Portfolio -
ING MFS Total Return Portfolio - Adviser Class	Adviser Class
ING MFS Total Return Portfolio - Institutional Class	ING Legg Mason ClearBridge Aggressive Growth Portfolio -
ING MFS Total Return Portfolio - Service Class	Initial Class
ING MFS Utilities Portfolio - Service Class	ING Legg Mason ClearBridge Aggressive Growth Portfolio -
ING PIMCO High Yield Portfolio - Institutional Class	Service Class
ING PIMCO High Yield Portfolio - Service Class	ING Oppenheimer Global Portfolio - Adviser Class
ING Pioneer Equity Income Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Initial Class
ING Pioneer Equity Income Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class
ING Pioneer Fund Portfolio - Institutional Class	ING Oppenheimer Global Strategic Income Portfolio - Adviser
ING Pioneer Fund Portfolio - Service Class	Class
ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Oppenheimer Global Strategic Income Portfolio - Initial
ING Pioneer Mid Cap Value Portfolio - Service Class	Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING Oppenheimer Global Strategic Income Portfolio - Service
ING T. Rowe Price Equity Income Portfolio - Adviser Class	Class
ING T. Rowe Price Equity Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Adviser Class
ING Templeton Global Growth Portfolio - Institutional Class	ING PIMCO Total Return Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class
ING U.S. Stock Index Portfolio - Institutional Class	ING Pioneer High Yield Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service Class	ING Solution 2015 Portfolio - Adviser Class
ING Wells Fargo HealthCare Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Solution 2015 Portfolio - Service 2 Class
ING Money Market Portfolio:	ING Solution 2025 Portfolio - Adviser Class
ING Money Market Portfolio - Class I	ING Solution 2025 Portfolio - Service Class
ING Solution 2025 Portfolio - Service 2 Class
ING Solution 2035 Portfolio - Adviser Class

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING Solution 2035 Portfolio - Service Class	ING Index Plus SmallCap Portfolio - Class I
ING Solution 2035 Portfolio - Service 2 Class	ING Index Plus SmallCap Portfolio - Class S
ING Solution 2045 Portfolio - Adviser Class	ING International Index Portfolio - Class I
ING Solution 2045 Portfolio - Service Class	ING International Index Portfolio - Class S
ING Solution 2045 Portfolio - Service 2 Class	ING Opportunistic Large Cap Portfolio - Class I
ING Solution 2055 Portfolio - Service Class	ING Russell™ Large Cap Growth Index Portfolio - Class I
ING Solution 2055 Portfolio - Service 2 Class	ING Russell™ Large Cap Growth Index Portfolio - Class S
ING Solution Growth Portfolio - Service Class	ING Russell™ Large Cap Index Portfolio - Class I
ING Solution Income Portfolio - Adviser Class	ING Russell™ Large Cap Index Portfolio - Class S
ING Solution Income Portfolio - Service Class	ING Russell™ Large Cap Value Index Portfolio - Class I
ING Solution Income Portfolio - Service 2 Class	ING Russell™ Large Cap Value Index Portfolio - Class S
ING Solution Moderate Portfolio - Service Class	ING Russell™ Mid Cap Growth Index Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING Russell™ Mid Cap Index Portfolio - Class I
Adviser Class	ING Russell™ Small Cap Index Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING Small Company Portfolio - Class I
Initial Class	ING Small Company Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING U.S. Bond Index Portfolio - Class I
Service Class	ING Variable Products Trust:
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING International Value Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING International Value Portfolio - Class S
ING T. Rowe Price Growth Equity Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Adviser Class	ING MidCap Opportunities Portfolio - Class S
ING Templeton Foreign Equity Portfolio - Initial Class	ING SmallCap Opportunities Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class S
ING Thornburg Value Portfolio - Adviser Class	Invesco Growth Series:
ING Thornburg Value Portfolio - Initial Class	Invesco Mid Cap Core Equity Fund - Class A
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	Invesco Small Cap Growth Fund - Class A
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Invesco Investment Funds:
ING UBS U.S. Large Cap Equity Portfolio - Service Class	Invesco Global Health Care Fund - Investor Class
ING Van Kampen Comstock Portfolio - Adviser Class	Invesco Sector Funds:
ING Van Kampen Comstock Portfolio - Service Class	Invesco U.S. Small Cap Value Fund - Class Y
ING Van Kampen Equity and Income Portfolio - Adviser Class	Invesco Van Kampen Small Cap Value Fund - Class A
ING Van Kampen Equity and Income Portfolio - Initial Class	Invesco Variable Insurance Funds:
ING Van Kampen Equity and Income Portfolio - Service Class	Invesco V.I. Capital Appreciation Fund - Series I Shares
ING Series Fund, Inc.:	Invesco V.I. Core Equity Fund - Series I Shares
ING Core Equity Research Fund - Class A	Janus Aspen Series:
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Balanced Portfolio - Institutional Shares
ING Strategic Allocation Conservative Portfolio - Class I	Janus Aspen Series Enterprise Portfolio - Institutional Shares
ING Strategic Allocation Growth Portfolio - Class I	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING Strategic Allocation Moderate Portfolio - Class I	Janus Aspen Series Janus Portfolio - Institutional Shares
ING Variable Funds:	Janus Aspen Series Worldwide Portfolio - Institutional Shares
ING Growth and Income Portfolio - Class A	The Lazard Funds, Inc.:
ING Growth and Income Portfolio - Class I	Lazard Emerging Markets Equity Portfolio - Open Shares
ING Growth and Income Portfolio - Class S	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
ING Variable Insurance Trust:	LKCM Funds:
ING GET U.S. Core Portfolio - Series 5	LKCM Aquinas Growth Fund
ING GET U.S. Core Portfolio - Series 6	Loomis Sayles Funds I:
ING GET U.S. Core Portfolio - Series 7	Loomis Sayles Small Cap Value Fund - Retail Class
ING GET U.S. Core Portfolio - Series 8	Lord Abbett Developing Growth Fund, Inc.:
ING GET U.S. Core Portfolio - Series 9	Lord Abbett Developing Growth Fund, Inc. - Class A
ING GET U.S. Core Portfolio - Series 10	Lord Abbett Investment Trust:
ING GET U.S. Core Portfolio - Series 11	Lord Abbett Core Fixed Income Fund - Class A
ING Variable Portfolios, Inc.:	Lord Abbett Mid Cap Value Fund, Inc.:
ING BlackRock Science and Technology Opportunities	Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Portfolio - Class I	Lord Abbett Research Fund, Inc.:
ING Index Plus LargeCap Portfolio - Class I	Lord Abbett Small-Cap Value Fund - Class A
ING Index Plus LargeCap Portfolio - Class S	Lord Abbett Series Fund, Inc.:
ING Index Plus MidCap Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING Index Plus MidCap Portfolio - Class S	Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A

Neuberger Berman Equity Funds®:	Premier VIT:
Neuberger Berman Socially Responsive Fund® - Trust Class	Premier VIT OpCap Mid Cap Portfolio - Class I
New Perspective Fund®, Inc.:	RiverSource® Investment Series, Inc.:
New Perspective Fund®, Inc. - Class R-3	Columbia Diversified Equity Income Fund - Class R-3
New Perspective Fund®, Inc. - Class R-4	Columbia Diversified Equity Income Fund - Class R-4
Oppenheimer Capital Appreciation Fund:	SmallCap World Fund, Inc.:
Oppenheimer Capital Appreciation Fund - Class A	SMALLCAP World Fund® - Class R-4
Oppenheimer Developing Markets Fund:	T. Rowe Price Mid-Cap Value Fund, Inc.:
Oppenheimer Developing Markets Fund - Class A	T. Rowe Price Mid-Cap Value Fund - R Class
Oppenheimer Gold & Special Minerals Fund:	T. Rowe Price Value Fund, Inc.:
Oppenheimer Gold & Special Minerals Fund - Class A	T. Rowe Price Value Fund - Advisor Class
Oppenheimer International Bond Fund:	Templeton Funds, Inc.:
Oppenheimer International Bond Fund - Class A	Templeton Foreign Fund - Class A
Oppenheimer Variable Account Funds:	Templeton Income Trust:
Oppenheimer Global Securities/VA	Templeton Global Bond Fund - Class A
Oppenheimer Main Street Fund®/VA	Vanguard® Variable Insurance Fund:
Oppenheimer Main Street Small Cap Fund®/VA	Diversified Value Portfolio
Oppenheimer Small- & Mid-Cap Growth Fund/VA	Equity Income Portfolio
Oppenheimer Strategic Bond Fund/VA	Small Company Growth Portfolio
Pax World Funds Series Trust I:	Wanger Advisors Trust:
Pax World Balanced Fund - Individual Investor Class	Wanger International
PIMCO Variable Insurance Trust:	Wanger Select
PIMCO Real Return Portfolio - Administrative Class	Wanger USA
Pioneer High Yield Fund:	Washington Mutual Investors FundSM, Inc.:
Pioneer High Yield Fund - Class A	Washington Mutual Investors FundSM, Inc. - Class R-3
Pioneer Variable Contracts Trust:	Washington Mutual Investors FundSM, Inc. - Class R-4
Pioneer Emerging Markets VCT Portfolio - Class I	Wells Fargo Funds Trust:
Pioneer Equity Income VCT Portfolio - Class I	Wells Fargo Advantage Small Cap Value Fund - Class A
Pioneer High Yield VCT Portfolio - Class I	Wells Fargo Advantage Special Small Cap Values Fund -
Pioneer Mid Cap Value VCT Portfolio - Class I	Class A

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents or custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account C of ING
Life Insurance and Annuity Company at December 31, 2010, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP
Atlanta, Georgia
April 5, 2011

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

Allianz NFJ
			AllianceBernstein		Large-Cap
		AllianceBernstein	Growth and	Allianz NFJ	Value Fund -
	Alger Green	Growth and Income	Income Portfolio -	Dividend Value	Institutional
	Fund - Class A	Fund, Inc. - Class A	Class A	Fund - Class A	Class
Assets
Investments in mutual funds
at fair value	$ 1,614	$ 191	$ 457	$ 258	$ 1,879
Total assets	1,614	191	457	258	1,879
Net assets	$ 1,614	$ 191	$ 457	$ 258	$ 1,879

Net assets
Accumulation units	$ 1,614	$ 191	$ 457	$ 258	$ 1,879
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,614	$ 191	$ 457	$ 258	$ 1,879

Total number of mutual fund shares	255,845	58,006	26,600	22,715	135,117

Cost of mutual fund shares	$ 1,465	$ 171	$ 459	$ 223	$ 1,663

The accompanying notes are an integral part of these financial statements.

6

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

American
Century
	Allianz NFJ			American	Inflation-
	Small-Cap			Balanced	Adjusted Bond
	Value Fund -	Amana Growth	Amana Income	Fund® -	Fund - Investor
	Class A	Fund	Fund	Class R-3	Class
Assets
Investments in mutual funds
at fair value	$ 398	$ 18,000	$ 29,407	$ 6,178	$ 17,967
Total assets	398	18,000	29,407	6,178	17,967
Net assets	$ 398	$ 18,000	$ 29,407	$ 6,178	$ 17,967

Net assets
Accumulation units	$ 398	$ 18,000	$ 29,407	$ 6,178	$ 17,967
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 398	$ 18,000	$ 29,407	$ 6,178	$ 17,967

Total number of mutual fund shares	13,948	728,141	925,329	345,915	1,522,628

Cost of mutual fund shares	$ 305	$ 15,570	$ 26,053	$ 5,841	$ 17,884

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	American			Artisan
	Century Income	Ariel		International	Aston/Optimum
	& Growth	Appreciation		Fund - Investor	Mid Cap Fund -
	Fund - A Class	Fund	Ariel Fund	Shares	Class N
Assets
Investments in mutual funds
at fair value	$ 5,100	$ 833	$ 2,518	$ 2,510	$ 2,925
Total assets	5,100	833	2,518	2,510	2,925
Net assets	$ 5,100	$ 833	$ 2,518	$ 2,510	$ 2,925

Net assets
Accumulation units	$ 5,100	$ 833	$ 2,518	$ 2,510	$ 2,925
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 5,100	$ 833	$ 2,518	$ 2,510	$ 2,925

Total number of mutual fund shares	212,595	19,655	51,838	115,658	91,581

Cost of mutual fund shares	$ 5,685	$ 638	$ 1,997	$ 2,290	$ 2,654

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		BlackRock Mid			Capital World
	BlackRock	Cap Value			Growth &
	Equity Dividend	Opportunities	The Bond Fund	Calvert VP SRI	Income
	Fund - Investor	Fund - Investor	of AmericaSM,	Balanced	FundSM, Inc. -
	A Shares	A Shares	Inc. - Class R-4	Portfolio	Class R-3
Assets
Investments in mutual funds
at fair value	$ 183	$ 4,516	$ 8,210	$ 45,223	$ 363
Total assets	183	4,516	8,210	45,223	363
Net assets	$ 183	$ 4,516	$ 8,210	$ 45,223	$ 363

Net assets
Accumulation units	$ 183	$ 4,516	$ 8,210	$ 45,029	$ 363
Contracts in payout (annuitization)	-	-	-	194	-
Total net assets	$ 183	$ 4,516	$ 8,210	$ 45,223	$ 363

Total number of mutual fund shares	10,426	271,375	673,530	26,680,486	10,222

Cost of mutual fund shares	$ 165	$ 4,004	$ 7,958	$ 47,548	$ 333

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ColumbiaSM	ColumbiaSM	Columbia Mid	Columbia Mid	CRM Mid Cap
	Acorn Fund® -	Acorn Fund® -	Cap Value	Cap Value	Value Fund -
	Class A	Class Z	Fund - Class A	Fund - Class Z	Investor Shares
Assets
Investments in mutual funds
at fair value	$ 9	$ 7,095	$ 3,877	$ 2,739	$ 223
Total assets	9	7,095	3,877	2,739	223
Net assets	$ 9	$ 7,095	$ 3,877	$ 2,739	$ 223

Net assets
Accumulation units	$ 9	$ 7,095	$ 3,877	$ 2,739	$ 223
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 9	$ 7,095	$ 3,877	$ 2,739	$ 223

Total number of mutual fund shares	295	234,998	288,236	203,520	7,903

Cost of mutual fund shares	$ 8	$ 5,996	$ 2,745	$ 2,353	$ 194

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			Eaton Vance	EuroPacific	EuroPacific
	Dodge & Cox	DWS Equity	Large-Cap	Growth	Growth
	International	500 Index	Value Fund -	Fund® -	Fund® -
	Stock Fund	Fund - Class S	Class R	Class R-3	Class R-4
Assets
Investments in mutual funds
at fair value	$ 4	$ 351	$ 38	$ 12,954	$ 279,835
Total assets	4	351	38	12,954	279,835
Net assets	$ 4	$ 351	$ 38	$ 12,954	$ 279,835

Net assets
Accumulation units	$ 4	$ 351	$ 38	$ 12,954	$ 279,835
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4	$ 351	$ 38	$ 12,954	$ 279,835

Total number of mutual fund shares	99	2,486	2,105	318,840	6,878,939

Cost of mutual fund shares	$ 4	$ 334	$ 35	$ 12,874	$ 284,810

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

Fidelity®
	Advisor New	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Insights Fund - Equity-Income		Growth	High Income	Overseas
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 38	$ 280,318	$ 225,726	$ 9,957	$ 36,340
Total assets	38	280,318	225,726	9,957	36,340
Net assets	$ 38	$ 280,318	$ 225,726	$ 9,957	$ 36,340

Net assets
Accumulation units	$ 38	$ 277,195	$ 225,001	$ 9,889	$ 36,340
Contracts in payout (annuitization)	-	3,123	725	68	-
Total net assets	$ 38	$ 280,318	$ 225,726	$ 9,957	$ 36,340

Total number of mutual fund shares	1,898	14,738,075	6,085,908	1,787,541	2,166,975

Cost of mutual fund shares	$ 34	$ 331,600	$ 194,024	$ 9,075	$ 43,156

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Contrafund®	Index 500	Mid Cap	ManagerSM	Mutual Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Discovery
	Initial Class	Initial Class	Initial Class	Initial Class	Fund - Class R
Assets
Investments in mutual funds
at fair value	$ 1,058,819	$ 106,249	$ 20,531	$ 22,008	$ 3,888
Total assets	1,058,819	106,249	20,531	22,008	3,888
Net assets	$ 1,058,819	$ 106,249	$ 20,531	$ 22,008	$ 3,888

Net assets
Accumulation units	$ 1,050,031	$ 106,249	$ 20,531	$ 22,008	$ 3,888
Contracts in payout (annuitization)	8,788	-	-	-	-
Total net assets	$ 1,058,819	$ 106,249	$ 20,531	$ 22,008	$ 3,888

Total number of mutual fund shares	44,339,147	802,543	628,059	1,513,634	134,395

Cost of mutual fund shares	$ 1,143,490	$ 98,065	$ 17,516	$ 21,573	$ 3,645

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Franklin Small-	Franklin Small			The Growth
	Mid Cap	Cap Value	Fundamental	Fundamental	Fund of
	Growth Fund -	Securities	InvestorsSM,	InvestorsSM,	America® -
	Class A	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4	Class R-3
Assets
Investments in mutual funds
at fair value	$ 681	$ 119,932	$ 793	$ 31,928	$ 17,580
Total assets	681	119,932	793	31,928	17,580
Net assets	$ 681	$ 119,932	$ 793	$ 31,928	$ 17,580

Net assets
Accumulation units	$ 681	$ 117,099	$ 793	$ 31,928	$ 17,580
Contracts in payout (annuitization)	-	2,833	-	-	-
Total net assets	$ 681	$ 119,932	$ 793	$ 31,928	$ 17,580

Total number of mutual fund shares	18,242	7,380,431	21,660	871,397	586,380

Cost of mutual fund shares	$ 529	$ 113,638	$ 699	$ 25,049	$ 16,614

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	The Growth	The Hartford	The Hartford	The Income
	Fund of	Capital	Dividend And	Fund of	ING Balanced
	America® -	Appreciation	Growth Fund -	America® -	Portfolio -
	Class R-4	Fund - Class R4	Class R4	Class R-3	Class I
Assets
Investments in mutual funds
at fair value	$ 313,633	$ 190	$ 46	$ 1,942	$ 347,585
Total assets	313,633	190	46	1,942	347,585
Net assets	$ 313,633	$ 190	$ 46	$ 1,942	$ 347,585

Net assets
Accumulation units	$ 313,633	$ 190	$ 46	$ 1,942	$ 329,058
Contracts in payout (annuitization)	-	-	-	-	18,527
Total net assets	$ 313,633	$ 190	$ 46	$ 1,942	$ 347,585

Total number of mutual fund shares	10,388,626	5,125	2,413	117,691	30,041,957

Cost of mutual fund shares	$ 299,976	$ 183	$ 43	$ 1,827	$ 362,190

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING	ING	ING
		ING GNMA	Intermediate	Intermediate	Intermediate
	ING Real Estate	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -
	Fund - Class A	Class A	Class A	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 1,971	$ 4,750	$ 4,053	$ 383,698	$ 511
Total assets	1,971	4,750	4,053	383,698	511
Net assets	$ 1,971	$ 4,750	$ 4,053	$ 383,698	$ 511

Net assets
Accumulation units	$ 1,971	$ 4,750	$ 4,053	$ 376,728	$ 511
Contracts in payout (annuitization)	-	-	-	6,970	-
Total net assets	$ 1,971	$ 4,750	$ 4,053	$ 383,698	$ 511

Total number of mutual fund shares	147,192	536,156	428,839	31,789,419	42,515

Cost of mutual fund shares	$ 1,653	$ 4,698	$ 4,045	$ 407,639	$ 501

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING BlackRock			ING Clarion
		Large Cap	ING BlackRock	ING BlackRock	Global Real
	ING Artio	Growth	Large Cap	Large Cap	Estate
	Foreign	Portfolio -	Growth	Growth	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service 2 Class	Class
Assets
Investments in mutual funds
at fair value	$ 32,588	$ 84,717	$ 196	$ 220	$ 59,612
Total assets	32,588	84,717	196	220	59,612
Net assets	$ 32,588	$ 84,717	$ 196	$ 220	$ 59,612

Net assets
Accumulation units	$ 32,588	$ 84,485	$ 196	$ 220	$ 59,612
Contracts in payout (annuitization)	-	232	-	-	-
Total net assets	$ 32,588	$ 84,717	$ 196	$ 220	$ 59,612

Total number of mutual fund shares	2,821,515	8,644,616	20,102	22,810	6,114,068

Cost of mutual fund shares	$ 42,070	$ 99,742	$ 189	$ 170	$ 57,282

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Clarion			ING Global
	Real Estate	ING Clarion	ING FMRSM	Resources	ING Global
	Portfolio -	Real Estate	Diversified Mid	Portfolio -	Resources
	Institutional	Portfolio -	Cap Portfolio -	Institutional	Portfolio -
	Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,924	$ 41,259	$ 64,558	$ 33	$ 133,413
Total assets	1,924	41,259	64,558	33	133,413
Net assets	$ 1,924	$ 41,259	$ 64,558	$ 33	$ 133,413

Net assets
Accumulation units	$ -	$ 41,259	$ 64,558	$ 33	$ 133,413
Contracts in payout (annuitization)	1,924	-	-	-	-
Total net assets	$ 1,924	$ 41,259	$ 64,558	$ 33	$ 133,413

Total number of mutual fund shares	87,554	1,882,237	4,250,025	1,542	6,205,252

Cost of mutual fund shares	$ 1,768	$ 36,813	$ 50,303	$ 36	$ 132,590

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

ING JPMorgan
		ING JPMorgan	Emerging	ING JPMorgan	ING JPMorgan
	ING Janus	Emerging	Markets Equity	Emerging	Small Cap Core
	Contrarian	Markets Equity	Portfolio -	Markets Equity	Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 21,675	$ 405	$ 40,548	$ 33,720	$ 6,554
Total assets	21,675	405	40,548	33,720	6,554
Net assets	$ 21,675	$ 405	$ 40,548	$ 33,720	$ 6,554

Net assets
Accumulation units	$ 21,675	$ 405	$ 40,548	$ 33,720	$ 6,554
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 21,675	$ 405	$ 40,548	$ 33,720	$ 6,554

Total number of mutual fund shares	1,795,779	18,128	1,769,120	1,475,731	498,806

Cost of mutual fund shares	$ 18,973	$ 365	$ 35,477	$ 29,598	$ 5,218

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING Lord
		Abbett Growth	ING Lord	ING Marsico
	ING Large Cap	and Income	Abbett Growth	Growth	ING Marsico
	Growth	Portfolio -	and Income	Portfolio -	Growth
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,252	$ 88,511	$ 807	$ 9,178	$ 522
Total assets	3,252	88,511	807	9,178	522
Net assets	$ 3,252	$ 88,511	$ 807	$ 9,178	$ 522

Net assets
Accumulation units	$ 3,252	$ 87,392	$ 807	$ 9,178	$ 522
Contracts in payout (annuitization)	-	1,119	-	-	-
Total net assets	$ 3,252	$ 88,511	$ 807	$ 9,178	$ 522

Total number of mutual fund shares	247,512	9,856,482	89,331	530,832	30,498

Cost of mutual fund shares	$ 2,892	$ 105,599	$ 888	$ 8,003	$ 453

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Marsico	ING Marsico		ING MFS Total
	International	International	ING MFS Total	Return	ING MFS Total
	Opportunities	Opportunities	Return	Portfolio -	Return
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 81	$ 8,102	$ 1,070	$ 60,109	$ 25,934
Total assets	81	8,102	1,070	60,109	25,934
Net assets	$ 81	$ 8,102	$ 1,070	$ 60,109	$ 25,934

Net assets
Accumulation units	$ 81	$ 8,102	$ 1,070	$ 60,109	$ 25,934
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 81	$ 8,102	$ 1,070	$ 60,109	$ 25,934

Total number of mutual fund shares	6,876	694,839	71,742	4,012,618	1,731,234

Cost of mutual fund shares	$ 71	$ 7,619	$ 966	$ 66,523	$ 27,665

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING PIMCO		ING Pioneer
	ING MFS	High Yield	ING PIMCO	Equity Income	ING Pioneer
	Utilities	Portfolio -	High Yield	Portfolio -	Equity Income
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 37,746	$ 6,858	$ 20,723	$ 137,628	$ 3
Total assets	37,746	6,858	20,723	137,628	3
Net assets	$ 37,746	$ 6,858	$ 20,723	$ 137,628	$ 3

Net assets
Accumulation units	$ 37,746	$ 6,858	$ 20,723	$ 135,400	$ 3
Contracts in payout (annuitization)	-	-	-	2,228	-
Total net assets	$ 37,746	$ 6,858	$ 20,723	$ 137,628	$ 3

Total number of mutual fund shares	2,838,050	671,079	2,027,693	17,075,401	353

Cost of mutual fund shares	$ 40,659	$ 6,599	$ 18,292	$ 145,030	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING Pioneer		ING T. Rowe
	ING Pioneer		Mid Cap Value	ING Pioneer	Price Capital
	Fund Portfolio -	ING Pioneer	Portfolio -	Mid Cap Value	Appreciation
	Institutional	Fund Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 20,602	$ 473	$ 93,956	$ 390	$ 352,842
Total assets	20,602	473	93,956	390	352,842
Net assets	$ 20,602	$ 473	$ 93,956	$ 390	$ 352,842

Net assets
Accumulation units	$ 20,350	$ 473	$ 92,816	$ 390	$ 352,842
Contracts in payout (annuitization)	252	-	1,140	-	-
Total net assets	$ 20,602	$ 473	$ 93,956	$ 390	$ 352,842

Total number of mutual fund shares	1,846,096	42,370	8,557,034	35,561	15,564,287

Cost of mutual fund shares	$ 20,354	$ 377	$ 97,288	$ 314	$ 343,255

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING Templeton		ING U.S. Stock
	Price Equity	Price Equity	Global Growth	ING Templeton	Index
	Income	Income	Portfolio -	Global Growth	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Adviser Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 1,354	$ 106,214	$ 735	$ 3,693	$ 6,021
Total assets	1,354	106,214	735	3,693	6,021
Net assets	$ 1,354	$ 106,214	$ 735	$ 3,693	$ 6,021

Net assets
Accumulation units	$ 1,354	$ 106,117	$ 735	$ 3,693	$ 6,021
Contracts in payout (annuitization)	-	97	-	-	-
Total net assets	$ 1,354	$ 106,214	$ 735	$ 3,693	$ 6,021

Total number of mutual fund shares	115,915	9,016,502	65,355	327,373	551,367

Cost of mutual fund shares	$ 1,255	$ 106,574	$ 716	$ 3,428	$ 5,763

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING Van
	Kampen	ING Wells			ING
	Growth and	Fargo	ING Money		International
	Income	HealthCare	Market	ING Global	Capital
	Portfolio -	Portfolio -	Portfolio -	Real Estate	Appreciation
	Service Class	Service Class	Class I	Fund - Class A	Fund - Class I
Assets
Investments in mutual funds
at fair value	$ 21,766	$ 10,075	$ 342,560	$ 48	$ 11
Total assets	21,766	10,075	342,560	48	11
Net assets	$ 21,766	$ 10,075	$ 342,560	$ 48	$ 11

Net assets
Accumulation units	$ 21,766	$ 10,075	$ 338,806	$ 48	$ 11
Contracts in payout (annuitization)	-	-	3,754	-	-
Total net assets	$ 21,766	$ 10,075	$ 342,560	$ 48	$ 11

Total number of mutual fund shares	1,003,038	915,122	342,560,329	2,942	1,044

Cost of mutual fund shares	$ 21,118	$ 9,300	$ 342,560	$ 44	$ 10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING	ING American	ING American	ING Baron	ING Baron
	International	Century Small-	Century Small-	Small Cap	Small Cap
	SmallCap	Mid Cap Value	Mid Cap Value	Growth	Growth
	Multi-Manager	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Adviser Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,766	$ 76	$ 45,970	$ 1,247	$ 122,371
Total assets	1,766	76	45,970	1,247	122,371
Net assets	$ 1,766	$ 76	$ 45,970	$ 1,247	$ 122,371

Net assets
Accumulation units	$ 1,766	$ 76	$ 45,238	$ 1,247	$ 120,003
Contracts in payout (annuitization)	-	-	732	-	2,368
Total net assets	$ 1,766	$ 76	$ 45,970	$ 1,247	$ 122,371

Total number of mutual fund shares	43,939	6,505	3,889,135	67,322	6,457,574

Cost of mutual fund shares	$ 1,546	$ 63	$ 39,875	$ 875	$ 102,881

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Columbia	ING Columbia
	Small Cap	Small Cap	ING Davis New	ING Fidelity®	ING Index
	Value	Value	York Venture	VIP Mid Cap	Solution 2015
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 26	$ 2,367	$ 14,440	$ 14,099	$ 55
Total assets	26	2,367	14,440	14,099	55
Net assets	$ 26	$ 2,367	$ 14,440	$ 14,099	$ 55

Net assets
Accumulation units	$ 26	$ 2,367	$ 14,145	$ 14,099	$ 55
Contracts in payout (annuitization)	-	-	295	-	-
Total net assets	$ 26	$ 2,367	$ 14,440	$ 14,099	$ 55

Total number of mutual fund shares	2,564	227,814	812,620	1,065,719	5,208

Cost of mutual fund shares	$ 18	$ 1,869	$ 13,485	$ 12,612	$ 52

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2015	Solution 2025	Solution 2025	Solution 2035	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 687	$ 28	$ 1,519	$ 22	$ 1,083
Total assets	687	28	1,519	22	1,083
Net assets	$ 687	$ 28	$ 1,519	$ 22	$ 1,083

Net assets
Accumulation units	$ 687	$ 28	$ 1,519	$ 22	$ 1,083
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 687	$ 28	$ 1,519	$ 22	$ 1,083

Total number of mutual fund shares	65,884	2,693	146,074	2,159	105,235

Cost of mutual fund shares	$ 656	$ 27	$ 1,409	$ 21	$ 984

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2045	Solution 2055	Solution 2055	Solution Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 1	$ 584	$ 3	$ -	$ 160
Total assets	1	584	3	-	160
Net assets	$ 1	$ 584	$ 3	$ -	$ 160

Net assets
Accumulation units	$ 1	$ 584	$ 3	$ -	$ 160
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1	$ 584	$ 3	$ -	$ 160

Total number of mutual fund shares	53	57,551	264	18	14,878

Cost of mutual fund shares	$ 1	$ 526	$ 3	$ -	$ 155

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING Legg	ING Legg	ING Legg
			Mason	Mason	Mason
			ClearBridge	ClearBridge	ClearBridge
	ING JPMorgan	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 378	$ 30,952	$ 91	$ 119,159	$ 194
Total assets	378	30,952	91	119,159	194
Net assets	$ 378	$ 30,952	$ 91	$ 119,159	$ 194

Net assets
Accumulation units	$ 378	$ 29,749	$ 91	$ 118,224	$ 194
Contracts in payout (annuitization)	-	1,203	-	935	-
Total net assets	$ 378	$ 30,952	$ 91	$ 119,159	$ 194

Total number of mutual fund shares	27,408	2,229,999	1,975	2,463,492	4,092

Cost of mutual fund shares	$ 333	$ 30,580	$ 58	$ 92,231	$ 160

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING	ING
	ING	ING	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Global Strategic Global Strategic
	Global	Global	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 483	$ 591,369	$ 647	$ 471	$ 154,688
Total assets	483	591,369	647	471	154,688
Net assets	$ 483	$ 591,369	$ 647	$ 471	$ 154,688

Net assets
Accumulation units	$ 483	$ 587,977	$ 647	$ 471	$ 150,237
Contracts in payout (annuitization)	-	3,392	-	-	4,451
Total net assets	$ 483	$ 591,369	$ 647	$ 471	$ 154,688

Total number of mutual fund shares	35,862	42,605,870	47,893	40,320	13,142,558

Cost of mutual fund shares	$ 391	$ 540,479	$ 612	$ 436	$ 139,661

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING
Oppenheimer
	Global Strategic	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Income	Total Return	Total Return	High Yield	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,077	$ 1,991	$ 227,651	$ 17,901	$ 370
Total assets	1,077	1,991	227,651	17,901	370
Net assets	$ 1,077	$ 1,991	$ 227,651	$ 17,901	$ 370

Net assets
Accumulation units	$ 1,064	$ 1,991	$ 221,436	$ 16,641	$ 370
Contracts in payout (annuitization)	13	-	6,215	1,260	-
Total net assets	$ 1,077	$ 1,991	$ 227,651	$ 17,901	$ 370

Total number of mutual fund shares	91,554	167,485	18,907,871	1,592,658	32,969

Cost of mutual fund shares	$ 923	$ 1,954	$ 219,473	$ 15,035	$ 321

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Adviser Class	Service Class	Service 2 Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 512	$ 58,754	$ 14,738	$ 351	$ 86,539
Total assets	512	58,754	14,738	351	86,539
Net assets	$ 512	$ 58,754	$ 14,738	$ 351	$ 86,539

Net assets
Accumulation units	$ 512	$ 58,754	$ 14,738	$ 351	$ 86,539
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 512	$ 58,754	$ 14,738	$ 351	$ 86,539

Total number of mutual fund shares	46,902	5,317,126	1,359,567	31,932	7,789,320

Cost of mutual fund shares	$ 496	$ 56,749	$ 14,277	$ 328	$ 82,210

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 20,208	$ 379	$ 70,002	$ 17,154	$ 80
Total assets	20,208	379	70,002	17,154	80
Net assets	$ 20,208	$ 379	$ 70,002	$ 17,154	$ 80

Net assets
Accumulation units	$ 20,208	$ 379	$ 70,002	$ 17,154	$ 80
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 20,208	$ 379	$ 70,002	$ 17,154	$ 80

Total number of mutual fund shares	1,850,580	33,860	6,183,952	1,548,164	7,090

Cost of mutual fund shares	$ 19,105	$ 348	$ 65,031	$ 16,057	$ 75

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

ING Solution
	ING Solution	ING Solution	ING Solution	ING Solution	Growth
	2045 Portfolio -	2045 Portfolio -	2055 Portfolio -	2055 Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 49,958	$ 13,890	$ 222	$ 174	$ 1,246
Total assets	49,958	13,890	222	174	1,246
Net assets	$ 49,958	$ 13,890	$ 222	$ 174	$ 1,246

Net assets
Accumulation units	$ 49,958	$ 13,890	$ 222	$ 174	$ 1,246
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 49,958	$ 13,890	$ 222	$ 174	$ 1,246

Total number of mutual fund shares	4,382,294	1,235,724	19,523	15,381	135,102

Cost of mutual fund shares	$ 45,547	$ 12,898	$ 209	$ 156	$ 1,062

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING T. Rowe
Price
	ING Solution	ING Solution	ING Solution	ING Solution	Diversified Mid
	Income	Income	Income	Moderate	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 998	$ 12,512	$ 5,049	$ 2,487	$ 451
Total assets	998	12,512	5,049	2,487	451
Net assets	$ 998	$ 12,512	$ 5,049	$ 2,487	$ 451

Net assets
Accumulation units	$ 998	$ 12,512	$ 5,049	$ 2,487	$ 451
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 998	$ 12,512	$ 5,049	$ 2,487	$ 451

Total number of mutual fund shares	92,174	1,141,575	469,683	250,918	54,696

Cost of mutual fund shares	$ 934	$ 11,963	$ 4,967	$ 2,149	$ 375

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price	Price	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Diversified Mid	Diversified Mid	Price Growth	Price Growth	Price Growth
	Cap Growth	Cap Growth	Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 345,307	$ 562	$ 1,195	$ 223,428	$ 2,022
Total assets	345,307	562	1,195	223,428	2,022
Net assets	$ 345,307	$ 562	$ 1,195	$ 223,428	$ 2,022

Net assets
Accumulation units	$ 343,047	$ 562	$ 1,195	$ 222,165	$ 2,022
Contracts in payout (annuitization)	2,260	-	-	1,263	-
Total net assets	$ 345,307	$ 562	$ 1,195	$ 223,428	$ 2,022

Total number of mutual fund shares	40,151,935	66,543	22,358	4,100,357	37,502

Cost of mutual fund shares	$ 307,040	$ 436	$ 1,034	$ 187,794	$ 1,828

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Templeton	ING Templeton	ING Templeton	ING Thornburg	ING Thornburg
	Foreign Equity	Foreign Equity	Foreign Equity	Value	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 324	$ 96,382	$ 88	$ 383	$ 93,417
Total assets	324	96,382	88	383	93,417
Net assets	$ 324	$ 96,382	$ 88	$ 383	$ 93,417

Net assets
Accumulation units	$ 324	$ 93,709	$ 88	$ 383	$ 92,481
Contracts in payout (annuitization)	-	2,673	-	-	936
Total net assets	$ 324	$ 96,382	$ 88	$ 383	$ 93,417

Total number of mutual fund shares	29,519	8,722,348	7,961	12,289	2,921,116

Cost of mutual fund shares	$ 311	$ 108,260	$ 73	$ 371	$ 78,971

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	ING Van	ING Van
	Large Cap	Large Cap	Large Cap	Kampen	Kampen
	Equity	Equity	Equity	Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 75	$ 78,055	$ 16	$ 307	$ 52,549
Total assets	75	78,055	16	307	52,549
Net assets	$ 75	$ 78,055	$ 16	$ 307	$ 52,549

Net assets
Accumulation units	$ 75	$ 77,520	$ 16	$ 307	$ 51,189
Contracts in payout (annuitization)	-	535	-	-	1,360
Total net assets	$ 75	$ 78,055	$ 16	$ 307	$ 52,549

Total number of mutual fund shares	8,438	8,615,367	1,796	30,259	5,161,940

Cost of mutual fund shares	$ 65	$ 72,577	$ 16	$ 296	$ 57,303

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Van	ING Van	ING Van		ING Strategic
	Kampen Equity	Kampen Equity	Kampen Equity	ING Core	Allocation
	and Income	and Income	and Income	Equity	Conservative
	Portfolio -	Portfolio -	Portfolio -	Research Fund -	Portfolio -
	Adviser Class	Initial Class	Service Class	Class A	Class I
Assets
Investments in mutual funds
at fair value	$ 523	$ 249,741	$ 214	$ 200	$ 30,602
Total assets	523	249,741	214	200	30,602
Net assets	$ 523	$ 249,741	$ 214	$ 200	$ 30,602

Net assets
Accumulation units	$ 523	$ 245,700	$ 214	$ 200	$ 29,495
Contracts in payout (annuitization)	-	4,041	-	-	1,107
Total net assets	$ 523	$ 249,741	$ 214	$ 200	$ 30,602

Total number of mutual fund shares	15,496	7,298,087	6,306	17,183	2,939,672

Cost of mutual fund shares	$ 502	$ 244,136	$ 194	$ 181	$ 32,133

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Strategic	ING Strategic
	Allocation	Allocation	ING Growth	ING Growth	ING Growth
	Growth	Moderate	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class A	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 65,533	$ 61,501	$ 606	$ 1,177,617	$ 1,467
Total assets	65,533	61,501	606	1,177,617	1,467
Net assets	$ 65,533	$ 61,501	$ 606	$ 1,177,617	$ 1,467

Net assets
Accumulation units	$ 64,871	$ 60,385	$ 606	$ 1,089,912	$ 1,467
Contracts in payout (annuitization)	662	1,116	-	87,705	-
Total net assets	$ 65,533	$ 61,501	$ 606	$ 1,177,617	$ 1,467

Total number of mutual fund shares	6,399,723	5,965,141	27,856	53,674,420	67,365

Cost of mutual fund shares	$ 78,032	$ 71,063	$ 526	$ 1,262,196	$ 1,297

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9
Assets
Investments in mutual funds
at fair value	$ 186	$ 1,847	$ 1,420	$ 350	$ 139
Total assets	186	1,847	1,420	350	139
Net assets	$ 186	$ 1,847	$ 1,420	$ 350	$ 139

Net assets
Accumulation units	$ 186	$ 1,847	$ 1,420	$ 350	$ 139
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 186	$ 1,847	$ 1,420	$ 350	$ 139

Total number of mutual fund shares	23,926	228,043	179,105	43,976	17,342

Cost of mutual fund shares	$ 213	$ 2,188	$ 1,679	$ 402	$ 164

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING BlackRock
Science and
			Technology	ING Index Plus	ING Index Plus
	ING GET U.S.	ING GET U.S.	Opportunities	LargeCap	LargeCap
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 10	Series 11	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 63	$ 31	$ 50,430	$ 292,131	$ 348
Total assets	63	31	50,430	292,131	348
Net assets	$ 63	$ 31	$ 50,430	$ 292,131	$ 348

Net assets
Accumulation units	$ 63	$ 31	$ 50,430	$ 288,877	$ 348
Contracts in payout (annuitization)	-	-	-	3,254	-
Total net assets	$ 63	$ 31	$ 50,430	$ 292,131	$ 348

Total number of mutual fund shares	7,780	3,920	8,489,950	21,031,731	25,290

Cost of mutual fund shares	$ 74	$ 37	$ 38,949	$ 276,890	$ 338

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING
	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus	International
	MidCap	MidCap	SmallCap	SmallCap	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 307,653	$ 590	$ 122,910	$ 154	$ 20,151
Total assets	307,653	590	122,910	154	20,151
Net assets	$ 307,653	$ 590	$ 122,910	$ 154	$ 20,151

Net assets
Accumulation units	$ 305,101	$ 590	$ 121,408	$ 154	$ 19,519
Contracts in payout (annuitization)	2,552	-	1,502	-	632
Total net assets	$ 307,653	$ 590	$ 122,910	$ 154	$ 20,151

Total number of mutual fund shares	19,835,793	38,485	8,741,819	11,056	2,359,550

Cost of mutual fund shares	$ 322,635	$ 466	$ 131,373	$ 103	$ 17,948

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

	ING	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	International	Large Cap	Large Cap	Large Cap	Large Cap
	Index	Growth Index	Growth Index	Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 13	$ 3,841	$ 508	$ 11,717	$ 10
Total assets	13	3,841	508	11,717	10
Net assets	$ 13	$ 3,841	$ 508	$ 11,717	$ 10

Net assets
Accumulation units	$ 13	$ 3,810	$ 508	$ 11,717	$ -
Contracts in payout (annuitization)	-	31	-	-	10
Total net assets	$ 13	$ 3,841	$ 508	$ 11,717	$ 10

Total number of mutual fund shares	1,507	266,938	35,422	1,210,428	1,003

Cost of mutual fund shares	$ 12	$ 3,303	$ 409	$ 9,650	$ 9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™		ING Russell™
	Large Cap	Large Cap	Mid Cap	ING Russell™	Small Cap
	Value Index	Value Index	Growth Index	Mid Cap Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class S	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 145	$ 2,346	$ 4,652	$ 6,503	$ 5,262
Total assets	145	2,346	4,652	6,503	5,262
Net assets	$ 145	$ 2,346	$ 4,652	$ 6,503	$ 5,262

Net assets
Accumulation units	$ 145	$ 2,346	$ 4,652	$ 6,503	$ 5,262
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 145	$ 2,346	$ 4,652	$ 6,503	$ 5,262

Total number of mutual fund shares	11,529	186,641	284,889	562,035	426,403

Cost of mutual fund shares	$ 137	$ 2,239	$ 3,591	$ 4,739	$ 4,239

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

				ING	ING
	ING Small	ING Small	ING U.S. Bond	International	International
	Company	Company	Index	Value	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 129,660	$ 149	$ 5,363	$ 84,378	$ 263
Total assets	129,660	149	5,363	84,378	263
Net assets	$ 129,660	$ 149	$ 5,363	$ 84,378	$ 263

Net assets
Accumulation units	$ 127,974	$ 149	$ 5,363	$ 81,856	$ 263
Contracts in payout (annuitization)	1,686	-	-	2,522	-
Total net assets	$ 129,660	$ 149	$ 5,363	$ 84,378	$ 263

Total number of mutual fund shares	7,069,802	8,249	499,391	9,938,520	30,428

Cost of mutual fund shares	$ 128,216	$ 122	$ 5,324	$ 114,492	$ 283

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap	Invesco Mid
	Opportunities	Opportunities	Opportunities	Opportunities	Cap Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Equity Fund -
	Class I	Class S	Class I	Class S	Class A
Assets
Investments in mutual funds
at fair value	$ 23,611	$ 2,514	$ 20,701	$ 213	$ 5,115
Total assets	23,611	2,514	20,701	213	5,115
Net assets	$ 23,611	$ 2,514	$ 20,701	$ 213	$ 5,115

Net assets
Accumulation units	$ 23,611	$ 2,514	$ 20,701	$ 213	$ 5,115
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 23,611	$ 2,514	$ 20,701	$ 213	$ 5,115

Total number of mutual fund shares	2,019,757	219,383	972,772	10,231	220,740

Cost of mutual fund shares	$ 18,903	$ 2,020	$ 17,480	$ 164	$ 4,582

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

Invesco V.I.
		Invesco Global	Invesco U.S.	Invesco Van	Capital
	Invesco Small	Health Care	Small Cap	Kampen Small	Appreciation
	Cap Growth	Fund - Investor	Value Fund -	Cap Value	Fund - Series I
	Fund - Class A	Class	Class Y	Fund - Class A	Shares
Assets
Investments in mutual funds
at fair value	$ 42	$ 183	$ 5,835	$ 120	$ 22,362
Total assets	42	183	5,835	120	22,362
Net assets	$ 42	$ 183	$ 5,835	$ 120	$ 22,362

Net assets
Accumulation units	$ 42	$ 183	$ 5,835	$ 120	$ 22,325
Contracts in payout (annuitization)	-	-	-	-	37
Total net assets	$ 42	$ 183	$ 5,835	$ 120	$ 22,362

Total number of mutual fund shares	1,460	6,844	216,506	6,649	959,742

Cost of mutual fund shares	$ 37	$ 172	$ 4,793	$ 107	$ 24,201

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

Janus Aspen
		Janus Aspen	Series	Janus Aspen	Janus Aspen
	Invesco V.I.	Series Balanced	Enterprise	Series Flexible	Series Janus
	Core Equity	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -
	Fund - Series I	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 38,408	$ 242	$ 363	$ 66	$ 82
Total assets	38,408	242	363	66	82
Net assets	$ 38,408	$ 242	$ 363	$ 66	$ 82

Net assets
Accumulation units	$ 37,782	$ 242	$ 363	$ 66	$ 82
Contracts in payout (annuitization)	626	-	-	-	-
Total net assets	$ 38,408	$ 242	$ 363	$ 66	$ 82

Total number of mutual fund shares	1,420,925	8,546	9,375	5,201	3,399

Cost of mutual fund shares	$ 35,029	$ 235	$ 324	$ 61	$ 80

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

Janus Aspen
	Series	Lazard
	Worldwide	Emerging	Lazard U.S.		Loomis Sayles
	Portfolio -	Markets Equity	Mid Cap Equity		Small Cap
	Institutional	Portfolio - Open	Portfolio - Open	LKCM Aquinas	Value Fund -
	Shares	Shares	Shares	Growth Fund	Retail Class
Assets
Investments in mutual funds
at fair value	$ 164	$ -	$ 2,566	$ 316	$ 4,646
Total assets	164	-	2,566	316	4,646
Net assets	$ 164	$ -	$ 2,566	$ 316	$ 4,646

Net assets
Accumulation units	$ 164	$ -	$ 2,566	$ 316	$ 4,646
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 164	$ -	$ 2,566	$ 316	$ 4,646

Total number of mutual fund shares	5,451	9	206,095	19,002	176,136

Cost of mutual fund shares	$ 160	$ -	$ 2,140	$ 263	$ 3,477

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

Lord Abbett
	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Series Fund -
	Developing	Core Fixed	Mid-Cap Value	Small-Cap	Mid-Cap Value
	Growth Fund,	Income Fund -	Fund, Inc. -	Value Fund -	Portfolio -
	Inc. - Class A	Class A	Class A	Class A	Class VC
Assets
Investments in mutual funds
at fair value	$ 19	$ 4	$ 1,451	$ 1,751	$ 98,339
Total assets	19	4	1,451	1,751	98,339
Net assets	$ 19	$ 4	$ 1,451	$ 1,751	$ 98,339

Net assets
Accumulation units	$ 19	$ 4	$ 1,451	$ 1,751	$ 97,462
Contracts in payout (annuitization)	-	-	-	-	877
Total net assets	$ 19	$ 4	$ 1,451	$ 1,751	$ 98,339

Total number of mutual fund shares	910	350	88,257	55,701	5,938,375

Cost of mutual fund shares	$ 17	$ 4	$ 1,454	$ 1,530	$ 111,042

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

Neuberger
	Massachusetts	Berman Socially			Oppenheimer
	Investors	Responsive	New Perspective	New Perspective	Capital
	Growth Stock	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation
	Fund - Class A	Class	Class R-3	Class R-4	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 371	$ 7,130	$ 4,250	$ 72,675	$ 456
Total assets	371	7,130	4,250	72,675	456
Net assets	$ 371	$ 7,130	$ 4,250	$ 72,675	$ 456

Net assets
Accumulation units	$ 371	$ 7,130	$ 4,250	$ 72,675	$ 456
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 371	$ 7,130	$ 4,250	$ 72,675	$ 456

Total number of mutual fund shares	24,339	408,571	150,869	2,563,495	10,461

Cost of mutual fund shares	$ 315	$ 6,010	$ 4,060	$ 69,540	$ 378

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer
	Developing	Gold & Special	International	Oppenheimer	Oppenheimer
	Markets Fund -	Minerals Fund -	Bond Fund -	Global	Main Street
	Class A	Class A	Class A	Securities/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value	$ 325,715	$ 38	$ 52	$ 281	$ 74
Total assets	325,715	38	52	281	74
Net assets	$ 325,715	$ 38	$ 52	$ 281	$ 74

Net assets
Accumulation units	$ 325,715	$ 38	$ 52	$ 281	$ -
Contracts in payout (annuitization)	-	-	-	-	74
Total net assets	$ 325,715	$ 38	$ 52	$ 281	$ 74

Total number of mutual fund shares	8,931,040	754	7,922	9,288	3,563

Cost of mutual fund shares	$ 261,678	$ 38	$ 52	$ 276	$ 78

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

				Pax World	PIMCO Real
	Oppenheimer	Oppenheimer		Balanced	Return
	Main Street	Small- & Mid-	Oppenheimer	Fund -	Portfolio -
	Small Cap	Cap Growth	Strategic Bond	Individual	Administrative
	Fund®/VA	Fund/VA	Fund/VA	Investor Class	Class
Assets
Investments in mutual funds
at fair value	$ 10,224	$ 15	$ 112	$ 52,720	$ 158,235
Total assets	10,224	15	112	52,720	158,235
Net assets	$ 10,224	$ 15	$ 112	$ 52,720	$ 158,235

Net assets
Accumulation units	$ 10,224	$ -	$ 112	$ 52,720	$ 158,235
Contracts in payout (annuitization)	-	15	-	-	-
Total net assets	$ 10,224	$ 15	$ 112	$ 52,720	$ 158,235

Total number of mutual fund shares	578,947	316	20,118	2,357,798	12,042,237

Cost of mutual fund shares	$ 8,556	$ 17	$ 104	$ 54,519	$ 152,755

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

		Pioneer		Columbia	Columbia
		Emerging	Pioneer High	Diversified	Diversified
	Pioneer High	Markets VCT	Yield VCT	Equity Income	Equity Income
	Yield Fund -	Portfolio -	Portfolio -	Fund -	Fund -
	Class A	Class I	Class I	Class R-3	Class R-4
Assets
Investments in mutual funds
at fair value	$ 4,956	$ 28,736	$ 22,990	$ 160	$ 5,329
Total assets	4,956	28,736	22,990	160	5,329
Net assets	$ 4,956	$ 28,736	$ 22,990	$ 160	$ 5,329

Net assets
Accumulation units	$ 4,956	$ 28,736	$ 22,990	$ 160	$ 5,329
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,956	$ 28,736	$ 22,990	$ 160	$ 5,329

Total number of mutual fund shares	487,793	911,672	2,160,668	15,852	527,139

Cost of mutual fund shares	$ 4,353	$ 23,661	$ 20,954	$ 141	$ 4,259

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	SMALLCAP	T. Rowe Price	T. Rowe Price	Templeton	Templeton
	World Fund® -	Mid-Cap Value	Value Fund -	Foreign Fund -	Global Bond
	Class R-4	Fund - R Class	Advisor Class	Class A	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 6,996	$ 803	$ 163	$ 1,103	$ 207,794
Total assets	6,996	803	163	1,103	207,794
Net assets	$ 6,996	$ 803	$ 163	$ 1,103	$ 207,794

Net assets
Accumulation units	$ 6,996	$ 803	$ 163	$ 1,103	$ 207,794
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,996	$ 803	$ 163	$ 1,103	$ 207,794

Total number of mutual fund shares	181,190	34,327	7,050	158,017	15,290,192

Cost of mutual fund shares	$ 6,110	$ 684	$ 147	$ 866	$ 183,686

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

Small Company
	Diversified	Equity Income	Growth	Wanger
	Value Portfolio	Portfolio	Portfolio	International	Wanger Select
Assets
Investments in mutual funds
at fair value	$ 86	$ 303	$ 110	$ 25,898	$ 102,870
Total assets	86	303	110	25,898	102,870
Net assets	$ 86	$ 303	$ 110	$ 25,898	$ 102,870

Net assets
Accumulation units	$ 86	$ 303	$ 110	$ 25,898	$ 102,870
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 86	$ 303	$ 110	$ 25,898	$ 102,870

Total number of mutual fund shares	7,007	20,527	6,211	716,202	3,548,461

Cost of mutual fund shares	$ 94	$ 312	$ 96	$ 21,328	$ 88,154

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

		Washington	Washington	Wells Fargo	Wells Fargo
		Mutual	Mutual	Advantage	Advantage
		Investors	Investors	Small Cap	Special Small
		FundSM, Inc. -	FundSM, Inc. -	Value Fund -	Cap Values
	Wanger USA	Class R-3	Class R-4	Class A	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 35,896	$ 4,515	$ 82,473	$ 118	$ 99,165
Total assets	35,896	4,515	82,473	118	99,165
Net assets	$ 35,896	$ 4,515	$ 82,473	$ 118	$ 99,165

Net assets
Accumulation units	$ 35,896	$ 4,515	$ 82,473	$ 118	$ 99,165
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 35,896	$ 4,515	$ 82,473	$ 118	$ 99,165

Total number of mutual fund shares	1,060,123	166,847	3,041,051	3,674	4,546,773

Cost of mutual fund shares	$ 31,972	$ 4,764	$ 89,296	$ 99	$ 104,893

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			AllianceBernstein
		AllianceBernstein	Growth and	Allianz NFJ
	Alger Green	Growth and Income	Income Portfolio -	Dividend Value
	Fund - Class A	Fund, Inc. - Class A	Class A	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ -	$ 6
Total investment income	-	1	-	6
Expenses:
Mortality, expense risk and
other charges	14	2	5	2
Total expenses	14	2	5	2
Net investment income (loss)	(14)	(1)	(5)	4
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	57	(29)	(67)	3
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	57	(29)	(67)	3
Net unrealized appreciation
(depreciation) of investments	72	51	121	22
Net realized and unrealized gain (loss)
on investments	129	22	54	25
Net increase (decrease) in net assets
resulting from operations	$ 115	$ 21	$ 49	$ 29

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Allianz NFJ
	Large-Cap	Allianz NFJ			American
	Value Fund -	Small-Cap			Balanced
	Institutional	Value Fund -	Amana Growth	Amana Income	Fund® -
	Class	Class A	Fund	Fund	Class R-3
Net investment income (loss)
Income:
Dividends	$ 40	$ 5	$ 4	$ 306	$ 109
Total investment income	40	5	4	306	109
Expenses:
Mortality, expense risk and
other charges	-	5	101	186	44
Total expenses	-	5	101	186	44
Net investment income (loss)	40	-	(97)	120	65

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	128	(55)	95	138	(91)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	128	(55)	95	138	(91)
Net unrealized appreciation
(depreciation) of investments	34	138	1,911	2,578	695
Net realized and unrealized gain (loss)
on investments	162	83	2,006	2,716	604
Net increase (decrease) in net assets
resulting from operations	$ 202	$ 83	$ 1,909	$ 2,836	$ 669

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	American
	Century
	Inflation-	American			Artisan
	Adjusted Bond	Century Income	Ariel		International
	Fund - Investor	& Growth	Appreciation		Fund - Investor
	Class	Fund - A Class	Fund	Ariel Fund	Shares
Net investment income (loss)
Income:
Dividends	$ 337	$ 56	$ -	$ -	$ 20
Total investment income	337	56	-	-	20
Expenses:
Mortality, expense risk and
other charges	141	47	7	18	22
Total expenses	141	47	7	18	22
Net investment income (loss)	196	9	(7)	(18)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	234	(308)	(32)	42	157
Capital gains distributions	97	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	331	(308)	(32)	42	157
Net unrealized appreciation
(depreciation) of investments	30	862	165	393	(37)
Net realized and unrealized gain (loss)
on investments	361	554	133	435	120
Net increase (decrease) in net assets
resulting from operations	$ 557	$ 563	$ 126	$ 417	$ 118

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			BlackRock Mid
		BlackRock	Cap Value
	Aston/Optimum	Equity Dividend	Opportunities	The Bond Fund	Calvert VP SRI
	Mid Cap Fund -	Fund - Investor	Fund - Investor	of AmericaSM,	Balanced
	Class N	A Shares	A Shares	Inc. - Class R-4	Portfolio
Net investment income (loss)
Income:
Dividends	$ 7	$ 2	$ -	$ 286	$ 617
Total investment income	7	2	-	286	617
Expenses:
Mortality, expense risk and
other charges	6	-	24	76	443
Total expenses	6	-	24	76	443
Net investment income (loss)	1	2	(24)	210	174

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	-	68	290	149
Capital gains distributions	7	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	13	-	68	290	149
Net unrealized appreciation
(depreciation) of investments	271	18	496	(77)	4,179
Net realized and unrealized gain (loss)
on investments	284	18	564	213	4,328
Net increase (decrease) in net assets
resulting from operations	$ 285	$ 20	$ 540	$ 423	$ 4,502

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Capital World
	Growth &	ColumbiaSM	ColumbiaSM	Columbia Mid	Columbia Mid
	Income FundSM,	Acorn Fund® -	Acorn Fund® -	Cap Value	Cap Value
	Inc. - Class R-3	Class A	Class Z	Fund - Class A	Fund - Class Z
Net investment income (loss)
Income:
Dividends	$ 5	$ -	$ 8	$ 41	$ 30
Total investment income	5	-	8	41	30
Expenses:
Mortality, expense risk and
other charges	1	-	-	30	-
Total expenses	1	-	-	30	-
Net investment income (loss)	4	-	8	11	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	214	187	263
Capital gains distributions	1	-	184	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	398	187	263
Net unrealized appreciation
(depreciation) of investments	30	1	715	469	141
Net realized and unrealized gain (loss)
on investments	31	1	1,113	656	404
Net increase (decrease) in net assets
resulting from operations	$ 35	$ 1	$ 1,121	$ 667	$ 434

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				Eaton Vance	EuroPacific
	CRM Mid Cap	Dodge & Cox	DWS Equity	Large-Cap	Growth
	Value Fund -	International	500 Index	Value Fund -	Fund® -
	Investor Shares	Stock Fund	Fund - Class S	Class R	Class R-3
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 5	$ -	$ 146
Total investment income	1	-	5	-	146
Expenses:
Mortality, expense risk and
other charges	1	-	3	-	64
Total expenses	1	-	3	-	64
Net investment income (loss)	-	-	2	-	82

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	-	(1)	2	(322)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5	-	(1)	2	(322)
Net unrealized appreciation
(depreciation) of investments	25	-	39	3	1,281
Net realized and unrealized gain (loss)
on investments	30	-	38	5	959
Net increase (decrease) in net assets
resulting from operations	$ 30	$ -	$ 40	$ 5	$ 1,041

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		Fidelity®
	EuroPacific	Advisor New	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	Insights Fund	- Equity-Income	Growth	High Income
	Fund® -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class R-4	Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 3,911	$ -	$ 4,774	$ 716	$ 737
Total investment income	3,911	-	4,774	716	737
Expenses:
Mortality, expense risk and
other charges	2,242	-	2,536	1,943	95
Total expenses	2,242	-	2,536	1,943	95
Net investment income (loss)	1,669	-	2,238	(1,227)	642

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(278)	-	(1,687)	(5,747)	(438)
Capital gains distributions	-	-	-	515	-
Total realized gain (loss) on investments
and capital gains distributions	(278)	-	(1,687)	(5,232)	(438)
Net unrealized appreciation
(depreciation) of investments	20,141	4	34,314	48,430	964
Net realized and unrealized gain (loss)
on investments	19,863	4	32,627	43,198	526
Net increase (decrease) in net assets
resulting from operations	$ 21,532	$ 4	$ 34,865	$ 41,971	$ 1,168

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Overseas	Contrafund®	Index 500	Mid Cap	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 470	$ 12,055	$ 1,919	$ 67	$ 351
Total investment income	470	12,055	1,919	67	351
Expenses:
Mortality, expense risk and
other charges	321	9,012	967	-	201
Total expenses	321	9,012	967	-	201
Net investment income (loss)	149	3,043	952	67	150

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,060)	301	(450)	(161)	113
Capital gains distributions	64	438	1,804	53	106
Total realized gain (loss) on investments
and capital gains distributions	(1,996)	739	1,354	(108)	219
Net unrealized appreciation
(depreciation) of investments	5,618	143,841	10,629	4,383	2,184
Net realized and unrealized gain (loss)
on investments	3,622	144,580	11,983	4,275	2,403
Net increase (decrease) in net assets
resulting from operations	$ 3,771	$ 147,623	$ 12,935	$ 4,342	$ 2,553

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		Franklin Small-	Franklin Small
	Mutual Global	Mid Cap	Cap Value	Fundamental	Fundamental
	Discovery	Growth Fund -	Securities	InvestorsSM,	InvestorsSM,
	Fund - Class R	Class A	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4
Net investment income (loss)
Income:
Dividends	$ 58	$ -	$ 761	$ 7	$ 387
Total investment income	58	-	761	7	387
Expenses:
Mortality, expense risk and
other charges	23	5	866	4	250
Total expenses	23	5	866	4	250
Net investment income (loss)	35	(5)	(105)	3	137

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(28)	(52)	(1,773)	31	(241)
Capital gains distributions	-	-	-	2	77
Total realized gain (loss) on investments
and capital gains distributions	(28)	(52)	(1,773)	33	(164)
Net unrealized appreciation
(depreciation) of investments	350	199	25,893	48	3,646
Net realized and unrealized gain (loss)
on investments	322	147	24,120	81	3,482
Net increase (decrease) in net assets
resulting from operations	$ 357	$ 142	$ 24,015	$ 84	$ 3,619

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	The Growth	The Growth	The Hartford	The Hartford	The Income
	Fund of	Fund of	Capital	Dividend And	Fund of
	America® -	America® -	Appreciation	Growth Fund -	America® -
	Class R-3	Class R-4	Fund - Class R4	Class R4	Class R-3
Net investment income (loss)
Income:
Dividends	$ 98	$ 2,587	$ -	$ -	$ 71
Total investment income	98	2,587	-	-	71
Expenses:
Mortality, expense risk and
other charges	103	2,570	-	-	13
Total expenses	103	2,570	-	-	13
Net investment income (loss)	(5)	17	-	-	58

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(328)	424	10	3	(147)
Capital gains distributions	-	-	-	-	10
Total realized gain (loss) on investments
and capital gains distributions	(328)	424	10	3	(137)
Net unrealized appreciation
(depreciation) of investments	2,093	31,468	7	3	269
Net realized and unrealized gain (loss)
on investments	1,765	31,892	17	6	132
Net increase (decrease) in net assets
resulting from operations	$ 1,760	$ 31,909	$ 17	$ 6	$ 190

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				ING	ING
	ING Balanced		ING GNMA	Intermediate	Intermediate
	Portfolio -	ING Real Estate	Income Fund -	Bond Fund -	Bond Portfolio -
	Class I	Fund - Class A	Class A	Class A	Class I
Net investment income (loss)
Income:
Dividends	$ 9,575	$ 42	$ 179	$ 203	$ 19,263
Total investment income	9,575	42	179	203	19,263
Expenses:
Mortality, expense risk and
other charges	3,652	11	34	25	3,748
Total expenses	3,652	11	34	25	3,748
Net investment income (loss)	5,923	31	145	178	15,515

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10,415)	(213)	123	(67)	(7,111)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(10,415)	(213)	123	(67)	(7,111)
Net unrealized appreciation
(depreciation) of investments	45,719	595	(40)	224	25,001
Net realized and unrealized gain (loss)
on investments	35,304	382	83	157	17,890
Net increase (decrease) in net assets
resulting from operations	$ 41,227	$ 413	$ 228	$ 335	$ 33,405

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING BlackRock
			Large Cap	ING BlackRock	ING BlackRock
	ING	ING Artio	Growth	Large Cap	Large Cap
	Intermediate	Foreign	Portfolio -	Growth	Growth
	Bond Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class S	Service Class	Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 25	$ -	$ 379	$ -	$ -
Total investment income	25	-	379	-	-
Expenses:
Mortality, expense risk and
other charges	2	327	808	1	1
Total expenses	2	327	808	1	1
Net investment income (loss)	23	(327)	(429)	(1)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	(4,263)	(3,264)	24	(2)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	(4,263)	(3,264)	24	(2)
Net unrealized appreciation
(depreciation) of investments	16	6,190	13,099	(5)	24
Net realized and unrealized gain (loss)
on investments	13	1,927	9,835	19	22
Net increase (decrease) in net assets
resulting from operations	$ 36	$ 1,600	$ 9,406	$ 18	$ 21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion			ING Global
	Estate	Real Estate	ING Clarion	ING FMRSM	Resources
	Portfolio -	Portfolio -	Real Estate	Diversified Mid	Portfolio -
	Institutional	Institutional	Portfolio -	Cap Portfolio -	Institutional
	Class	Class	Service Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 4,788	$ 59	$ 1,142	$ 81	$ -
Total investment income	4,788	59	1,142	81	-
Expenses:
Mortality, expense risk and
other charges	483	16	282	435	-
Total expenses	483	16	282	435	-
Net investment income (loss)	4,305	43	860	(354)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(757)	196	(4,332)	(231)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(757)	196	(4,332)	(231)	-
Net unrealized appreciation
(depreciation) of investments	4,316	78	11,063	13,243	6
Net realized and unrealized gain (loss)
on investments	3,559	274	6,731	13,012	6
Net increase (decrease) in net assets
resulting from operations	$ 7,864	$ 317	$ 7,591	$ 12,658	$ 6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				ING JPMorgan
			ING JPMorgan	Emerging	ING JPMorgan
	ING Global	ING Janus	Emerging	Markets Equity	Emerging
	Resources	Contrarian	Markets Equity	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,029	$ -	$ 2	$ 261	$ 153
Total investment income	1,029	-	2	261	153
Expenses:
Mortality, expense risk and
other charges	1,059	114	1	348	301
Total expenses	1,059	114	1	348	301
Net investment income (loss)	(30)	(114)	1	(87)	(148)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,227)	(872)	101	421	(602)
Capital gains distributions	-	-	22	1,980	1,653
Total realized gain (loss) on investments
and capital gains distributions	(2,227)	(872)	123	2,401	1,051
Net unrealized appreciation
(depreciation) of investments	23,964	2,984	(67)	3,861	4,289
Net realized and unrealized gain (loss)
on investments	21,737	2,112	56	6,262	5,340
Net increase (decrease) in net assets
resulting from operations	$ 21,707	$ 1,998	$ 57	$ 6,175	$ 5,192

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

			ING Lord
	ING JPMorgan		Abbett Growth	ING Lord	ING Marsico
	Small Cap Core	ING Large Cap	and Income	Abbett Growth	Growth
	Equity	Growth	Portfolio -	and Income	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 14	$ 6	$ 660	$ 4	$ 57
Total investment income	14	6	660	4	57
Expenses:
Mortality, expense risk and
other charges	40	8	758	4	72
Total expenses	40	8	758	4	72
Net investment income (loss)	(26)	(2)	(98)	-	(15)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(274)	74	(5,047)	(30)	(276)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(274)	74	(5,047)	(30)	(276)
Net unrealized appreciation
(depreciation) of investments	1,432	298	17,548	142	1,675
Net realized and unrealized gain (loss)
on investments	1,158	372	12,501	112	1,399
Net increase (decrease) in net assets
resulting from operations	$ 1,132	$ 370	$ 12,403	$ 112	$ 1,384

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING Marsico	ING Marsico		ING MFS Total
	ING Marsico	International	International	ING MFS Total	Return
	Growth	Opportunities	Opportunities	Return	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Adviser Class	Service Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 1	$ 114	$ 4	$ 267
Total investment income	2	1	114	4	267
Expenses:
Mortality, expense risk and
other charges	3	-	75	3	570
Total expenses	3	-	75	3	570
Net investment income (loss)	(1)	1	39	1	(303)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	2	(1,557)	(11)	(1,760)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	2	(1,557)	(11)	(1,760)
Net unrealized appreciation
(depreciation) of investments	85	9	2,407	97	7,173
Net realized and unrealized gain (loss)
on investments	81	11	850	86	5,413
Net increase (decrease) in net assets
resulting from operations	$ 80	$ 12	$ 889	$ 87	$ 5,110

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

			ING PIMCO		ING Pioneer
	ING MFS Total	ING MFS	High Yield	ING PIMCO	Equity Income
	Return	Utilities	Portfolio -	High Yield	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 115	$ 945	$ 375	$ 1,204	$ 3,271
Total investment income	115	945	375	1,204	3,271
Expenses:
Mortality, expense risk and
other charges	267	330	48	150	1,164
Total expenses	267	330	48	150	1,164
Net investment income (loss)	(152)	615	327	1,054	2,107

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,270)	(1,630)	339	98	(5,026)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,270)	(1,630)	339	98	(5,026)
Net unrealized appreciation
(depreciation) of investments	3,542	5,171	(77)	816	24,432
Net realized and unrealized gain (loss)
on investments	2,272	3,541	262	914	19,406
Net increase (decrease) in net assets
resulting from operations	$ 2,120	$ 4,156	$ 589	$ 1,968	$ 21,513

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

				ING Pioneer
	ING Pioneer	ING Pioneer		Mid Cap Value	ING Pioneer
	Equity Income	Fund Portfolio -	ING Pioneer	Portfolio -	Mid Cap Value
	Portfolio -	Institutional	Fund Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 239	$ 5	$ 986	$ 3
Total investment income	-	239	5	986	3
Expenses:
Mortality, expense risk and
other charges	-	120	3	776	2
Total expenses	-	120	3	776	2
Net investment income (loss)	-	119	2	210	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(533)	(8)	(2,637)	(16)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(533)	(8)	(2,637)	(16)
Net unrealized appreciation
(depreciation) of investments	-	2,908	66	16,329	75
Net realized and unrealized gain (loss)
on investments	-	2,375	58	13,692	59
Net increase (decrease) in net assets
resulting from operations	$ -	$ 2,494	$ 60	$ 13,902	$ 60

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING Templeton
	Price Capital	Price Equity	Price Equity	Global Growth	ING Templeton
	Appreciation	Income	Income	Portfolio -	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 5,316	$ 18	$ 1,676	$ 12	$ 53
Total investment income	5,316	18	1,676	12	53
Expenses:
Mortality, expense risk and
other charges	2,651	5	902	6	36
Total expenses	2,651	5	902	6	36
Net investment income (loss)	2,665	13	774	6	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,355)	(182)	(8,294)	(66)	(356)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,355)	(182)	(8,294)	(66)	(356)
Net unrealized appreciation
(depreciation) of investments	38,194	340	20,675	107	564
Net realized and unrealized gain (loss)
on investments	35,839	158	12,381	41	208
Net increase (decrease) in net assets
resulting from operations	$ 38,504	$ 171	$ 13,155	$ 47	$ 225

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

		ING Van
		Kampen	ING Wells	ING Wells
	ING U.S. Stock	Growth and	Fargo	Fargo Small	ING Money
	Index Portfolio -	Income	HealthCare	Cap Disciplined	Market
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Class I
Net investment income (loss)
Income:
Dividends	$ 88	$ 49	$ -	$ 15	$ 89
Total investment income	88	49	-	15	89
Expenses:
Mortality, expense risk and
other charges	5	168	82	11	3,055
Total expenses	5	168	82	11	3,055
Net investment income (loss)	83	(119)	(82)	4	(2,966)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(35)	(1,307)	(395)	137	-
Capital gains distributions	-	-	-	-	840
Total realized gain (loss) on investments
and capital gains distributions	(35)	(1,307)	(395)	137	840
Net unrealized appreciation
(depreciation) of investments	723	3,672	1,056	(288)	-
Net realized and unrealized gain (loss)
on investments	688	2,365	661	(151)	840
Net increase (decrease) in net assets
resulting from operations	$ 771	$ 2,246	$ 579	$ (147)	$ (2,126)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING	ING	ING American	ING American
		International	International	Century Small-	Century Small-
	ING Global	Capital	SmallCap	Mid Cap Value	Mid Cap Value
	Real Estate	Appreciation	Multi-Manager	Portfolio -	Portfolio -
	Fund - Class A	Fund - Class I	Fund - Class A	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 7	$ 1	$ 447
Total investment income	1	-	7	1	447
Expenses:
Mortality, expense risk and
other charges	-	-	4	-	330
Total expenses	-	-	4	-	330
Net investment income (loss)	1	-	3	1	117

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(353)	(1)	(1,193)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	(353)	(1)	(1,193)
Net unrealized appreciation
(depreciation) of investments	5	1	709	13	8,757
Net realized and unrealized gain (loss)
on investments	5	1	356	12	7,564
Net increase (decrease) in net assets
resulting from operations	$ 6	$ 1	$ 359	$ 13	$ 7,681

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING Baron	ING Baron	ING Columbia	ING Columbia
		Small Cap	Small Cap	Small Cap	Small Cap
	ING Baron	Growth	Growth	Value	Value
	Asset Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 25
Total investment income	-	-	-	-	25
Expenses:
Mortality, expense risk and
other charges	16	4	890	-	18
Total expenses	16	4	890	-	18
Net investment income (loss)	(16)	(4)	(890)	-	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(252)	(5)	1,891	-	(51)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(252)	(5)	1,891	-	(51)
Net unrealized appreciation
(depreciation) of investments	244	258	23,742	5	459
Net realized and unrealized gain (loss)
on investments	(8)	253	25,633	5	408
Net increase (decrease) in net assets
resulting from operations	$ (24)	$ 249	$ 24,743	$ 5	$ 415

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	ING Davis New	ING Fidelity®	ING Index	ING Index	ING Index
	York Venture	VIP Mid Cap	Solution 2015	Solution 2015	Solution 2015
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 55	$ 62	$ -	$ -	$ 1
Total investment income	55	62	-	-	1
Expenses:
Mortality, expense risk and
other charges	123	58	1	-	3
Total expenses	123	58	1	-	3
Net investment income (loss)	(68)	4	(1)	-	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(298)	(476)	24	-	(3)
Capital gains distributions	-	-	-	-	2
Total realized gain (loss) on investments
and capital gains distributions	(298)	(476)	24	-	(1)
Net unrealized appreciation
(depreciation) of investments	1,759	3,355	(9)	3	31
Net realized and unrealized gain (loss)
on investments	1,461	2,879	15	3	30
Net increase (decrease) in net assets
resulting from operations	$ 1,393	$ 2,883	$ 14	$ 3	$ 28

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2025	Solution 2025	Solution 2035	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 2	$ -	$ -
Total investment income	-	-	2	-	-
Expenses:
Mortality, expense risk and
other charges	2	-	7	1	-
Total expenses	2	-	7	1	-
Net investment income (loss)	(2)	-	(5)	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	135	-	(12)	84	-
Capital gains distributions	-	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	135	-	(11)	84	-
Net unrealized appreciation
(depreciation) of investments	(82)	1	110	(60)	1
Net realized and unrealized gain (loss)
on investments	53	1	99	24	1
Net increase (decrease) in net assets
resulting from operations	$ 51	$ 1	$ 94	$ 23	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2035	Solution 2045	Solution 2045	Solution 2045	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	5	-	-	2	-
Total expenses	5	-	-	2	-
Net investment income (loss)	(5)	-	-	(2)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	28	-	-	-
Capital gains distributions	1	-	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	28	-	1	-
Net unrealized appreciation
(depreciation) of investments	99	(17)	-	58	-
Net realized and unrealized gain (loss)
on investments	97	11	-	59	-
Net increase (decrease) in net assets
resulting from operations	$ 92	$ 11	$ -	$ 57	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING JPMorgan	ING JPMorgan
	Solution 2055	Solution Income	Solution Income	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Adviser Class	Service 2 Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ 2	$ 220
Total investment income	-	-	1	2	220
Expenses:
Mortality, expense risk and
other charges	-	-	1	1	276
Total expenses	-	-	1	1	276
Net investment income (loss)	-	-	-	1	(56)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	7	(1)	(9)	(708)
Capital gains distributions	-	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	7	-	(9)	(708)
Net unrealized appreciation
(depreciation) of investments	-	(5)	5	75	6,399
Net realized and unrealized gain (loss)
on investments	-	2	5	66	5,691
Net increase (decrease) in net assets
resulting from operations	$ -	$ 2	$ 5	$ 67	$ 5,635

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	ING Legg	ING Legg	ING Legg
	Mason	Mason	Mason
	ClearBridge	ClearBridge	ClearBridge	ING	ING
	Aggressive	Aggressive	Aggressive	Oppenheimer	Oppenheimer
	Growth	Growth	Growth	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 6	$ 8,963
Total investment income	-	-	-	6	8,963
Expenses:
Mortality, expense risk and
other charges	-	1,074	1	1	5,358
Total expenses	-	1,074	1	1	5,358
Net investment income (loss)	-	(1,074)	(1)	5	3,605

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	(1,782)	(4)	(13)	1,619
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	10	(1,782)	(4)	(13)	1,619
Net unrealized appreciation
(depreciation) of investments	7	25,422	41	69	72,360
Net realized and unrealized gain (loss)
on investments	17	23,640	37	56	73,979
Net increase (decrease) in net assets
resulting from operations	$ 17	$ 22,566	$ 36	$ 61	$ 77,584

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING	ING	ING
	ING	Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Global Strategic	Global Strategic	Global Strategic	ING PIMCO
	Global	Income	Income	Income	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 8	$ 12	$ 4,457	$ 23	$ 55
Total investment income	8	12	4,457	23	55
Expenses:
Mortality, expense risk and
other charges	5	1	1,362	5	6
Total expenses	5	1	1,362	5	6
Net investment income (loss)	3	11	3,095	18	49

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(24)	16	2,370	6	27
Capital gains distributions	-	-	-	-	2
Total realized gain (loss) on investments
and capital gains distributions	(24)	16	2,370	6	29
Net unrealized appreciation
(depreciation) of investments	102	21	14,145	78	15
Net realized and unrealized gain (loss)
on investments	78	37	16,515	84	44
Net increase (decrease) in net assets
resulting from operations	$ 81	$ 48	$ 19,610	$ 102	$ 93

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 6,859	$ 952	$ 15	$ 7	$ 1,217
Total investment income	6,859	952	15	7	1,217
Expenses:
Mortality, expense risk and
other charges	1,940	141	3	26	432
Total expenses	1,940	141	3	26	432
Net investment income (loss)	4,919	811	12	(19)	785

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,007	674	(2)	(345)	(546)
Capital gains distributions	279	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,286	674	(2)	(345)	(546)
Net unrealized appreciation
(depreciation) of investments	4,972	1,095	38	1,144	5,093
Net realized and unrealized gain (loss)
on investments	7,258	1,769	36	799	4,547
Net increase (decrease) in net assets
resulting from operations	$ 12,177	$ 2,580	$ 48	$ 780	$ 5,332

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 343	$ 5	$ 1,194	$ 330	$ 4
Total investment income	343	5	1,194	330	4
Expenses:
Mortality, expense risk and
other charges	56	33	597	73	30
Total expenses	56	33	597	73	30
Net investment income (loss)	287	(28)	597	257	(26)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(124)	(889)	(597)	(146)	(684)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(124)	(889)	(597)	(146)	(684)
Net unrealized appreciation
(depreciation) of investments	461	2,000	9,508	1,103	1,721
Net realized and unrealized gain (loss)
on investments	337	1,111	8,911	957	1,037
Net increase (decrease) in net assets
resulting from operations	$ 624	$ 1,083	$ 9,508	$ 1,214	$ 1,011

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 730	$ 232	$ 1	$ 389	$ 137
Total investment income	730	232	1	389	137
Expenses:
Mortality, expense risk and
other charges	474	65	17	345	42
Total expenses	474	65	17	345	42
Net investment income (loss)	256	167	(16)	44	95

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(581)	(153)	(642)	(480)	(41)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(581)	(153)	(642)	(480)	(41)
Net unrealized appreciation
(depreciation) of investments	8,454	1,097	1,370	6,501	992
Net realized and unrealized gain (loss)
on investments	7,873	944	728	6,021	951
Net increase (decrease) in net assets
resulting from operations	$ 8,129	$ 1,111	$ 712	$ 6,065	$ 1,046

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING Solution	ING Solution	ING Solution
	ING Solution	ING Solution	Growth	Income	Income
	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 11	$ 30	$ 371
Total investment income	-	-	11	30	371
Expenses:
Mortality, expense risk and
other charges	-	-	8	15	86
Total expenses	-	-	8	15	86
Net investment income (loss)	-	-	3	15	285

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	-	23	(259)	(191)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	23	(259)	(191)
Net unrealized appreciation
(depreciation) of investments	13	18	94	622	827
Net realized and unrealized gain (loss)
on investments	14	18	117	363	636
Net increase (decrease) in net assets
resulting from operations	$ 14	$ 18	$ 120	$ 378	$ 921

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
			Price	Price	Price
	ING Solution	ING Solution	Diversified Mid	Diversified Mid	Diversified Mid
	Income	Moderate	Cap Growth	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 186	$ 30	$ -	$ 887	$ -
Total investment income	186	30	-	887	-
Expenses:
Mortality, expense risk and
other charges	19	16	1	2,959	2
Total expenses	19	16	1	2,959	2
Net investment income (loss)	167	14	(1)	(2,072)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(69)	28	(12)	(904)	(22)
Capital gains distributions	-	11	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(69)	39	(12)	(904)	(22)
Net unrealized appreciation
(depreciation) of investments	82	158	107	77,031	130
Net realized and unrealized gain (loss)
on investments	13	197	95	76,127	108
Net increase (decrease) in net assets
resulting from operations	$ 180	$ 211	$ 94	$ 74,055	$ 106

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	Price Growth	ING Templeton	ING Templeton
	Equity	Equity	Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 76	$ 1	$ 5	$ 2,093
Total investment income	-	76	1	5	2,093
Expenses:
Mortality, expense risk and
other charges	4	1,973	11	1	894
Total expenses	4	1,973	11	1	894
Net investment income (loss)	(4)	(1,897)	(10)	4	1,199

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(95)	748	(18)	(7)	(2,683)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(95)	748	(18)	(7)	(2,683)
Net unrealized appreciation
(depreciation) of investments	257	31,321	303	28	8,392
Net realized and unrealized gain (loss)
on investments	162	32,069	285	21	5,709
Net increase (decrease) in net assets
resulting from operations	$ 158	$ 30,172	$ 275	$ 25	$ 6,908

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Thornburg	ING Thornburg	Large Cap	Large Cap
	Foreign Equity	Value	Value	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 5	$ 1,338	$ -	$ 695
Total investment income	2	5	1,338	-	695
Expenses:
Mortality, expense risk and
other charges	-	1	890	-	772
Total expenses	-	1	890	-	772
Net investment income (loss)	2	4	448	-	(77)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(37)	(358)	(3)	(535)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	(37)	(358)	(3)	(535)
Net unrealized appreciation
(depreciation) of investments	7	66	8,535	12	9,219
Net realized and unrealized gain (loss)
on investments	6	29	8,177	9	8,684
Net increase (decrease) in net assets
resulting from operations	$ 8	$ 33	$ 8,625	$ 9	$ 8,607

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van	ING Van	ING Van
	Large Cap	Kampen	Kampen	Kampen Equity	Kampen Equity
	Equity	Comstock	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ 670	$ 7	$ 4,462
Total investment income	-	3	670	7	4,462
Expenses:
Mortality, expense risk and
other charges	-	1	489	2	2,304
Total expenses	-	1	489	2	2,304
Net investment income (loss)	-	2	181	5	2,158

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(14)	(2,635)	(7)	(800)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(14)	(2,635)	(7)	(800)
Net unrealized appreciation
(depreciation) of investments	2	50	9,044	54	24,220
Net realized and unrealized gain (loss)
on investments	2	36	6,409	47	23,420
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 38	$ 6,590	$ 52	$ 25,578

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Van		ING Strategic	ING Strategic	ING Strategic
	Kampen Equity		Allocation	Allocation	Allocation
	and Income	ING Core	Conservative	Growth	Moderate
	Portfolio -	Equity Research	Portfolio -	Portfolio -	Portfolio -
	Service Class	Fund - Class A	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 3	$ 1	$ 1,314	$ 2,252	$ 2,306
Total investment income	3	1	1,314	2,252	2,306
Expenses:
Mortality, expense risk and
other charges	2	1	285	610	543
Total expenses	2	1	285	610	543
Net investment income (loss)	1	-	1,029	1,642	1,763

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	25	(2,143)	(1,495)	(2,392)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	25	(2,143)	(1,495)	(2,392)
Net unrealized appreciation
(depreciation) of investments	22	(6)	3,956	6,843	6,668
Net realized and unrealized gain (loss)
on investments	18	19	1,813	5,348	4,276
Net increase (decrease) in net assets
resulting from operations	$ 19	$ 19	$ 2,842	$ 6,990	$ 6,039

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Growth	ING Growth	ING Growth
	and Income	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class A	Class I	Class S	Series 5	Series 6
Net investment income (loss)
Income:
Dividends	$ 5	$ 12,026	$ 12	$ 7	$ 41
Total investment income	5	12,026	12	7	41
Expenses:
Mortality, expense risk and
other charges	2	11,814	6	6	34
Total expenses	2	11,814	6	6	34
Net investment income (loss)	3	212	6	1	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(61,352)	(9)	(73)	(41)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	(61,352)	(9)	(73)	(41)
Net unrealized appreciation
(depreciation) of investments	73	201,009	163	71	39
Net realized and unrealized gain (loss)
on investments	69	139,657	154	(2)	(2)
Net increase (decrease) in net assets
resulting from operations	$ 72	$ 139,869	$ 160	$ (1)	$ 5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11
Net investment income (loss)
Income:
Dividends	$ 32	$ 8	$ 3	$ 2	$ 1
Total investment income	32	8	3	2	1
Expenses:
Mortality, expense risk and
other charges	22	6	2	1	1
Total expenses	22	6	2	1	1
Net investment income (loss)	10	2	1	1	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(87)	(2)	(2)	(2)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(87)	(2)	(2)	(2)	-
Net unrealized appreciation
(depreciation) of investments	94	3	4	3	1
Net realized and unrealized gain (loss)
on investments	7	1	2	1	1
Net increase (decrease) in net assets
resulting from operations	$ 17	$ 3	$ 3	$ 2	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	ING BlackRock
	Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	LargeCap	MidCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ 5,558	$ 7	$ 3,097	$ 5
Total investment income	-	5,558	7	3,097	5
Expenses:
Mortality, expense risk and
other charges	410	2,784	1	2,607	2
Total expenses	410	2,784	1	2,607	2
Net investment income (loss)	(410)	2,774	6	490	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,487	(2,863)	(31)	(4,782)	(47)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,487	(2,863)	(31)	(4,782)	(47)
Net unrealized appreciation
(depreciation) of investments	6,205	33,830	70	57,843	137
Net realized and unrealized gain (loss)
on investments	7,692	30,967	39	53,061	90
Net increase (decrease) in net assets
resulting from operations	$ 7,282	$ 33,741	$ 45	$ 53,551	$ 93

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

			ING		ING
	ING Index Plus	ING Index Plus	International	ING	Opportunistic
	SmallCap	SmallCap	Index	International	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 776	$ 1	$ 682	$ 1	$ 1,611
Total investment income	776	1	682	1	1,611
Expenses:
Mortality, expense risk and
other charges	1,004	-	186	-	501
Total expenses	1,004	-	186	-	501
Net investment income (loss)	(228)	1	496	1	1,110

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,821)	(2)	52	-	(14,199)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,821)	(2)	52	-	(14,199)
Net unrealized appreciation
(depreciation) of investments	23,970	29	635	(1)	7,531
Net realized and unrealized gain (loss)
on investments	22,149	27	687	(1)	(6,668)
Net increase (decrease) in net assets
resulting from operations	$ 21,921	$ 28	$ 1,183	$ -	$ (5,558)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Large Cap	Large Cap
	Growth Index	Growth Index	Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 21	$ 2	$ 348	$ -	$ 2
Total investment income	21	2	348	-	2
Expenses:
Mortality, expense risk and
other charges	31	2	96	-	2
Total expenses	31	2	96	-	2
Net investment income (loss)	(10)	-	252	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	199	7	536	-	2
Capital gains distributions	-	-	-	-	11
Total realized gain (loss) on investments
and capital gains distributions	199	7	536	-	13
Net unrealized appreciation
(depreciation) of investments	163	48	385	1	-
Net realized and unrealized gain (loss)
on investments	362	55	921	1	13
Net increase (decrease) in net assets
resulting from operations	$ 352	$ 55	$ 1,173	$ 1	$ 13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	ING Russell™	ING Russell™
	Large Cap	Mid Cap	ING Russell™	ING Russell™	ING Small
	Value Index	Growth Index	Mid Cap Index	Small Cap	Company
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 31	$ 11	$ 26	$ 17	$ 619
Total investment income	31	11	26	17	619
Expenses:
Mortality, expense risk and
other charges	20	33	46	33	1,088
Total expenses	20	33	46	33	1,088
Net investment income (loss)	11	(22)	(20)	(16)	(469)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	101	88	216	122	(1,173)
Capital gains distributions	209	32	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	310	120	216	122	(1,173)
Net unrealized appreciation
(depreciation) of investments	(124)	721	889	673	26,207
Net realized and unrealized gain (loss)
on investments	186	841	1,105	795	25,034
Net increase (decrease) in net assets
resulting from operations	$ 197	$ 819	$ 1,085	$ 779	$ 24,565

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

			ING	ING
	ING Small		International	International	ING MidCap
	Company	ING U.S. Bond	Value	Value	Opportunities
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ 124	$ 1,937	$ 5	$ 132
Total investment income	-	124	1,937	5	132
Expenses:
Mortality, expense risk and
other charges	-	46	792	1	157
Total expenses	-	46	792	1	157
Net investment income (loss)	-	78	1,145	4	(25)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	137	(21,063)	(34)	295
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	137	(21,063)	(34)	295
Net unrealized appreciation
(depreciation) of investments	29	(18)	20,244	34	4,338
Net realized and unrealized gain (loss)
on investments	29	119	(819)	-	4,633
Net increase (decrease) in net assets
resulting from operations	$ 29	$ 197	$ 326	$ 4	$ 4,608

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING MidCap	ING SmallCap	ING SmallCap	Invesco Mid
	Opportunities	Opportunities	Opportunities	Cap Core	Invesco Small
	Portfolio -	Portfolio -	Portfolio -	Equity Fund -	Cap Growth
	Class S	Class I	Class S	Class A	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 8	$ -	$ -	$ 3	$ -
Total investment income	8	-	-	3	-
Expenses:
Mortality, expense risk and
other charges	6	119	1	36	-
Total expenses	6	119	1	36	-
Net investment income (loss)	2	(119)	(1)	(33)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20	(211)	(1)	150	(2)
Capital gains distributions	-	-	-	82	-
Total realized gain (loss) on investments
and capital gains distributions	20	(211)	(1)	232	(2)
Net unrealized appreciation
(depreciation) of investments	470	4,549	44	301	10
Net realized and unrealized gain (loss)
on investments	490	4,338	43	533	8
Net increase (decrease) in net assets
resulting from operations	$ 492	$ 4,219	$ 42	$ 500	$ 8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

				Invesco V.I.
	Invesco Global	Invesco U.S.	Invesco Van	Capital	Invesco V.I.
	Health Care	Small Cap	Kampen Small	Appreciation	Core Equity
	Fund - Investor	Value Fund -	Cap Value	Fund - Series I	Fund - Series I
	Class	Class Y	Fund - Class A	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ -	$ 15	$ -	$ 154	$ 362
Total investment income	-	15	-	154	362
Expenses:
Mortality, expense risk and
other charges	2	-	1	209	379
Total expenses	2	-	1	209	379
Net investment income (loss)	(2)	15	(1)	(55)	(17)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	252	6	(232)	1,228
Capital gains distributions	-	-	4	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	252	10	(232)	1,228
Net unrealized appreciation
(depreciation) of investments	11	693	8	3,102	1,794
Net realized and unrealized gain (loss)
on investments	8	945	18	2,870	3,022
Net increase (decrease) in net assets
resulting from operations	$ 6	$ 960	$ 17	$ 2,815	$ 3,005

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

		Janus Aspen			Janus Aspen
	Janus Aspen	Series	Janus Aspen	Janus Aspen	Series
	Series Balanced	Enterprise	Series Flexible	Series Janus	Worldwide
	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ 7	$ -	$ 2	$1	$ 1
Total investment income	7	-	2	1	1
Expenses:
Mortality, expense risk and
other charges	3	4	1	1	2
Total expenses	3	4	1	1	2
Net investment income (loss)	4	(4)	1	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(2)	1	(1)	(12)
Capital gains distributions	-	-	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(2)	3	(1)	(12)
Net unrealized appreciation
(depreciation) of investments	13	78	-	11	35
Net realized and unrealized gain (loss)
on investments	14	76	3	10	23
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 72	$ 4	$10	$ 22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	Lazard
	Emerging	Lazard U.S.		Loomis Sayles	Lord Abbett
	Markets Equity	Mid Cap Equity		Small Cap	Developing
	Portfolio - Open	Portfolio - Open	LKCM Aquinas	Value Fund -	Growth Fund,
	Shares	Shares	Growth Fund	Retail Class	Inc. - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 16	$ -	$ 18	$ -
Total investment income	-	16	-	18	-
Expenses:
Mortality, expense risk and
other charges	-	13	3	32	-
Total expenses	-	13	3	32	-
Net investment income (loss)	-	3	(3)	(14)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	16	2	125	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	16	2	125	-
Net unrealized appreciation
(depreciation) of investments	-	348	43	675	2
Net realized and unrealized gain (loss)
on investments	-	364	45	800	2
Net increase (decrease) in net assets
resulting from operations	$ -	$ 367	$ 42	$ 786	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

				Lord Abbett
	Lord Abbett	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts
	Core Fixed	Mid-Cap Value	Small-Cap	Mid-Cap Value	Investors
	Income Fund -	Fund, Inc. -	Value Fund -	Portfolio -	Growth Stock
	Class A	Class A	Class A	Class VC	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 5	$ -	$ 351	$ 2
Total investment income	-	5	-	351	2
Expenses:
Mortality, expense risk and
other charges	-	12	14	854	2
Total expenses	-	12	14	854	2
Net investment income (loss)	-	(7)	(14)	(503)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(53)	(12)	(6,284)	(2)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(53)	(12)	(6,284)	(2)
Net unrealized appreciation
(depreciation) of investments	-	337	371	26,448	48
Net realized and unrealized gain (loss)
on investments	-	284	359	20,164	46
Net increase (decrease) in net assets
resulting from operations	$ -	$ 277	$ 345	$ 19,661	$ 46

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	Neuberger
	Berman Socially			Oppenheimer	Oppenheimer
	Responsive	New Perspective	New Perspective	Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Net investment income (loss)
Income:
Dividends	$ 11	$ 31	$ 745	$ -	$ 435
Total investment income	11	31	745	-	435
Expenses:
Mortality, expense risk and
other charges	49	14	546	4	2,555
Total expenses	49	14	546	4	2,555
Net investment income (loss)	(38)	17	199	(4)	(2,120)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(60)	(138)	(609)	(53)	(4,373)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(60)	(138)	(609)	(53)	(4,373)
Net unrealized appreciation
(depreciation) of investments	1,143	567	8,124	88	70,004
Net realized and unrealized gain (loss)
on investments	1,083	429	7,515	35	65,631
Net increase (decrease) in net assets
resulting from operations	$ 1,045	$ 446	$ 7,714	$ 31	$ 63,511

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	Oppenheimer	Oppenheimer			Oppenheimer
	Gold & Special	International	Oppenheimer	Oppenheimer	Main Street
	Minerals Fund -	Bond Fund -	Global	Main Street	Small Cap
	Class A	Class A	Securities/VA	Fund®/VA	Fund®/VA
Net investment income (loss)
Income:
Dividends	$ 3	$ 1	$ 4	$ 1	$ 54
Total investment income	3	1	4	1	54
Expenses:
Mortality, expense risk and
other charges	-	-	3	1	88
Total expenses	-	-	3	1	88
Net investment income (loss)	3	1	1	-	(34)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(10)	(2)	(440)
Capital gains distributions	1	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	(10)	(2)	(440)
Net unrealized appreciation
(depreciation) of investments	(1)	-	46	12	2,334
Net realized and unrealized gain (loss)
on investments	-	-	36	10	1,894
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 1	$ 37	$ 10	$ 1,860

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

				PIMCO Real
	Oppenheimer		Pax World	Return
	Small- & Mid-	Oppenheimer	Balanced Fund -	Portfolio -	Pioneer High
	Cap Growth	Strategic Bond	Individual	Administrative	Yield Fund -
	Fund/VA	Fund/VA	Investor Class	Class	Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 9	$ 790	$ 1,954	$ 253
Total investment income	-	9	790	1,954	253
Expenses:
Mortality, expense risk and
other charges	-	1	505	1,210	29
Total expenses	-	1	505	1,210	29
Net investment income (loss)	-	8	285	744	224

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	-	(1,725)	825	(182)
Capital gains distributions	-	-	-	1,383	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	-	(1,725)	2,208	(182)
Net unrealized appreciation
(depreciation) of investments	5	6	6,485	5,842	687
Net realized and unrealized gain (loss)
on investments	4	6	4,760	8,050	505
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 14	$ 5,045	$ 8,794	$ 729

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	Pioneer
	Emerging	Pioneer Equity	Pioneer High	Pioneer Mid	Premier VIT
	Markets VCT	Income VCT	Yield VCT	Cap Value VCT	OpCap Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 128	$ -	$ 1,157	$ -	$ 58
Total investment income	128	-	1,157	-	58
Expenses:
Mortality, expense risk and
other charges	237	-	209	-	22
Total expenses	237	-	209	-	22
Net investment income (loss)	(109)	-	948	-	36

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,253)	-	(334)	-	1,606
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4,253)	-	(334)	-	1,606
Net unrealized appreciation
(depreciation) of investments	7,974	-	2,684	-	(853)
Net realized and unrealized gain (loss)
on investments	3,721	-	2,350	-	753
Net increase (decrease) in net assets
resulting from operations	$ 3,612	$ -	$ 3,298	$ -	$ 789

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	Columbia	Columbia
	Diversified	Diversified
	Equity Income	Equity Income	SMALLCAP	T. Rowe Price	T. Rowe Price
	Fund -	Fund -	World Fund® -	Mid-Cap Value	Value Fund -
	Class R-3	Class R-4	Class R-4	Fund - R Class	Advisor Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 57	$ 96	$ 10	$ 3
Total investment income	2	57	96	10	3
Expenses:
Mortality, expense risk and
other charges	1	36	45	6	1
Total expenses	1	36	45	6	1
Net investment income (loss)	1	21	51	4	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	87	565	(70)	(2)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	14	87	565	(70)	(2)
Net unrealized appreciation
(depreciation) of investments	2	529	434	188	21
Net realized and unrealized gain (loss)
on investments	16	616	999	118	19
Net increase (decrease) in net assets
resulting from operations	$ 17	$ 637	$ 1,050	$ 122	$ 21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Templeton	Templeton			Small Company
	Foreign Fund -	Global Bond	Diversified	Equity Income	Growth
	Class A	Fund - Class A	Value Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 19	$ 10,010	$ 2	$ 7	$ -
Total investment income	19	10,010	2	7	-
Expenses:
Mortality, expense risk and
other charges	9	1,690	1	3	1
Total expenses	9	1,690	1	3	1
Net investment income (loss)	10	8,320	1	4	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(412)	1,697	(3)	(5)	(6)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(412)	1,697	(3)	(5)	(6)
Net unrealized appreciation
(depreciation) of investments	469	9,811	8	36	32
Net realized and unrealized gain (loss)
on investments	57	11,508	5	31	26
Net increase (decrease) in net assets
resulting from operations	$ 67	$ 19,828	$ 6	$ 35	$ 25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

				Washington	Washington
				Mutual	Mutual
				Investors	Investors
	Wanger			FundSM, Inc. -	FundSM, Inc. -
	International	Wanger Select	Wanger USA	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ 514	$ 451	$ -	$ 86	$ 1,796
Total investment income	514	451	-	86	1,796
Expenses:
Mortality, expense risk and
other charges	153	679	249	28	744
Total expenses	153	679	249	28	744
Net investment income (loss)	361	(228)	(249)	58	1,052

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(557)	191	(533)	(238)	(1,716)
Capital gains distributions	-	-	-	12	212
Total realized gain (loss) on investments
and capital gains distributions	(557)	191	(533)	(226)	(1,504)
Net unrealized appreciation
(depreciation) of investments	4,600	19,678	6,881	658	9,427
Net realized and unrealized gain (loss)
on investments	4,043	19,869	6,348	432	7,923
Net increase (decrease) in net assets
resulting from operations	$ 4,404	$ 19,641	$ 6,099	$ 490	$ 8,975

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Wells Fargo	Wells Fargo
	Advantage	Advantage
	Small Cap	Special Small
	Value Fund -	Cap Values
	Class A	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 1	$ -
Total investment income	1	-
Expenses:
Mortality, expense risk and
other charges	1	886
Total expenses	1	886
Net investment income (loss)	-	(886)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(4,905)
Capital gains distributions	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	(4,905)
Net unrealized appreciation
(depreciation) of investments	20	22,926
Net realized and unrealized gain (loss)
on investments	18	18,021
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 17,135

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		AllianceBernstein	AllianceBernstein
		Growth and	Growth and	Allianz NFJ
	Alger Green	Income Fund, Inc. -	Income Portfolio -	Dividend Value
	Fund - Class A	Class A	Class A	Fund - Class A
Net assets at January 1, 2009	$ -	$ 146	$ 371	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	-	11	1
Total realized gain (loss) on investments and
capital gains distributions	8	(19)	(111)	-
Net unrealized appreciation (depreciation)
of investments	77	50	175	13
Net increase (decrease) in net assets from operations	83	31	75	14
Changes from principal transactions:
Total unit transactions	981	19	(12)	120
Net increase (decrease) in assets derived from
principal transactions	981	19	(12)	120
Total increase (decrease) in net assets	1,064	50	63	134
Net assets at December 31, 2009	1,064	196	434	134

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	(1)	(5)	4
Total realized gain (loss) on investments and
capital gains distributions	57	(29)	(67)	3
Net unrealized appreciation (depreciation)
of investments	72	51	121	22
Net increase (decrease) in net assets from operations	115	21	49	29
Changes from principal transactions:
Total unit transactions	435	(26)	(26)	95
Net increase (decrease) in assets derived from
principal transactions	435	(26)	(26)	95
Total increase (decrease) in net assets	550	(5)	23	124
Net assets at December 31, 2010	$ 1,614	$ 191	$ 457	$ 258

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Allianz NFJ
	Large-Cap	Allianz NFJ
	Value Fund -	Small-Cap
	Institutional	Value Fund -	Amana Growth	Amana Income
	Class	Class A	Fund	Fund
Net assets at January 1, 2009	$ 580	$ 336	$ 36	$ 46

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	27	5	(14)	37
Total realized gain (loss) on investments and
capital gains distributions	(127)	(23)	16	24
Net unrealized appreciation (depreciation)
of investments	292	121	518	776
Net increase (decrease) in net assets from operations	192	103	520	837
Changes from principal transactions:
Total unit transactions	407	124	5,095	9,473
Net increase (decrease) in assets derived from
principal transactions	407	124	5,095	9,473
Total increase (decrease) in net assets	599	227	5,615	10,310
Net assets at December 31, 2009	1,179	563	5,651	10,356

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	40	-	(97)	120
Total realized gain (loss) on investments and
capital gains distributions	128	(55)	95	138
Net unrealized appreciation (depreciation)
of investments	34	138	1,911	2,578
Net increase (decrease) in net assets from operations	202	83	1,909	2,836
Changes from principal transactions:
Total unit transactions	498	(248)	10,440	16,215
Net increase (decrease) in assets derived from
principal transactions	498	(248)	10,440	16,215
Total increase (decrease) in net assets	700	(165)	12,349	19,051
Net assets at December 31, 2010	$ 1,879	$ 398	$ 18,000	$ 29,407

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		American
		Century
	American	Inflation-	American
	Balanced	Adjusted Bond	Century Income	Ariel
	Fund® -	Fund - Investor	& Growth	Appreciation
	Class R-3	Class	Fund - A Class	Fund
Net assets at January 1, 2009	$ 4,066	$ -	$ 3,705	$ 395

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	86	114	38	(4)
Total realized gain (loss) on investments and
capital gains distributions	(94)	29	(229)	(93)
Net unrealized appreciation (depreciation)
of investments	955	53	848	375
Net increase (decrease) in net assets from operations	947	196	657	278
Changes from principal transactions:
Total unit transactions	783	8,864	294	(51)
Net increase (decrease) in assets derived from
principal transactions	783	8,864	294	(51)
Total increase (decrease) in net assets	1,730	9,060	951	227
Net assets at December 31, 2009	5,796	9,060	4,656	622

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	65	196	9	(7)
Total realized gain (loss) on investments and
capital gains distributions	(91)	331	(308)	(32)
Net unrealized appreciation (depreciation)
of investments	695	30	862	165
Net increase (decrease) in net assets from operations	669	557	563	126
Changes from principal transactions:
Total unit transactions	(287)	8,350	(119)	85
Net increase (decrease) in assets derived from
principal transactions	(287)	8,350	(119)	85
Total increase (decrease) in net assets	382	8,907	444	211
Net assets at December 31, 2010	$ 6,178	$ 17,967	$ 5,100	$ 833

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Artisan		BlackRock
		International	Aston/Optimum	Equity Dividend
		Fund - Investor	Mid Cap Fund -	Fund - Investor
	Ariel Fund	Shares	Class N	A Shares
Net assets at January 1, 2009	$ 638	$ 324	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(10)	12	-	-
Total realized gain (loss) on investments and
capital gains distributions	(132)	27	-	-
Net unrealized appreciation (depreciation)
of investments	599	290	-	-
Net increase (decrease) in net assets from operations	457	329	-	-
Changes from principal transactions:
Total unit transactions	176	1,176	-	-
Net increase (decrease) in assets derived from
principal transactions	176	1,176	-	-
Total increase (decrease) in net assets	633	1,505	-	-
Net assets at December 31, 2009	1,271	1,829	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(18)	(2)	1	2
Total realized gain (loss) on investments and
capital gains distributions	42	157	13	-
Net unrealized appreciation (depreciation)
of investments	393	(37)	271	18
Net increase (decrease) in net assets from operations	417	118	285	20
Changes from principal transactions:
Total unit transactions	830	563	2,640	163
Net increase (decrease) in assets derived from
principal transactions	830	563	2,640	163
Total increase (decrease) in net assets	1,247	681	2,925	183
Net assets at December 31, 2010	$ 2,518	$ 2,510	$ 2,925	$ 183

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	BlackRock Mid
	Cap Value			Capital World
	Opportunities	The Bond Fund	Calvert VP SRI	Growth &
	Fund - Investor	of AmericaSM,	Balanced	Income FundSM,
	A Shares	Inc. - Class R-4	Portfolio	Inc. - Class R-3
Net assets at January 1, 2009	$ -	$ 1,929	$ 35,890	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	133	448	-
Total realized gain (loss) on investments and
capital gains distributions	3	(38)	(1,348)	-
Net unrealized appreciation (depreciation)
of investments	16	410	9,120	-
Net increase (decrease) in net assets from operations	18	505	8,220	-
Changes from principal transactions:
Total unit transactions	245	3,548	(1,716)	14
Net increase (decrease) in assets derived from
principal transactions	245	3,548	(1,716)	14
Total increase (decrease) in net assets	263	4,053	6,504	14
Net assets at December 31, 2009	263	5,982	42,394	14

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(24)	210	174	4
Total realized gain (loss) on investments and
capital gains distributions	68	290	149	1
Net unrealized appreciation (depreciation)
of investments	496	(77)	4,179	30
Net increase (decrease) in net assets from operations	540	423	4,502	35
Changes from principal transactions:
Total unit transactions	3,713	1,805	(1,673)	314
Net increase (decrease) in assets derived from
principal transactions	3,713	1,805	(1,673)	314
Total increase (decrease) in net assets	4,253	2,228	2,829	349
Net assets at December 31, 2010	$ 4,516	$ 8,210	$ 45,223	$ 363

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ColumbiaSM	ColumbiaSM	Columbia Mid	Columbia Mid
	Acorn Fund® -	Acorn Fund® -	Cap Value	Cap Value
	Class A	Class Z	Fund - Class A	Fund - Class Z
Net assets at January 1, 2009	$ -	$ 807	$ 1,575	$ 561

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	5	1	10
Total realized gain (loss) on investments and
capital gains distributions	-	(101)	(75)	(161)
Net unrealized appreciation (depreciation)
of investments	-	666	724	439
Net increase (decrease) in net assets from operations	-	570	650	288
Changes from principal transactions:
Total unit transactions	-	1,074	736	465
Net increase (decrease) in assets derived from
principal transactions	-	1,074	736	465
Total increase (decrease) in net assets	-	1,644	1,386	753
Net assets at December 31, 2009	-	2,451	2,961	1,314

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	8	11	30
Total realized gain (loss) on investments and
capital gains distributions	-	398	187	263
Net unrealized appreciation (depreciation)
of investments	1	715	469	141
Net increase (decrease) in net assets from operations	1	1,121	667	434
Changes from principal transactions:
Total unit transactions	8	3,523	249	991
Net increase (decrease) in assets derived from
principal transactions	8	3,523	249	991
Total increase (decrease) in net assets	9	4,644	916	1,425
Net assets at December 31, 2010	$ 9	$ 7,095	$ 3,877	$ 2,739

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				Eaton Vance
	CRM Mid Cap	Dodge & Cox	DWS Equity	Large-Cap
	Value Fund -	International	500 Index	Value Fund -
	Investor Shares	Stock Fund	Fund - Class S	Class R
Net assets at January 1, 2009	$ -	$ -	$ 168	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	2	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	(8)	-
Net unrealized appreciation (depreciation)
of investments	4	-	55	-
Net increase (decrease) in net assets from operations	4	-	49	-
Changes from principal transactions:
Total unit transactions	66	-	30	13
Net increase (decrease) in assets derived from
principal transactions	66	-	30	13
Total increase (decrease) in net assets	70	-	79	13
Net assets at December 31, 2009	70	-	247	13

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	2	-
Total realized gain (loss) on investments and
capital gains distributions	5	-	(1)	2
Net unrealized appreciation (depreciation)
of investments	25	-	39	3
Net increase (decrease) in net assets from operations	30	-	40	5
Changes from principal transactions:
Total unit transactions	123	4	64	20
Net increase (decrease) in assets derived from
principal transactions	123	4	64	20
Total increase (decrease) in net assets	153	4	104	25
Net assets at December 31, 2010	$ 223	$ 4	$ 351	$ 38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Fidelity®
	EuroPacific	EuroPacific	Advisor New	Fidelity® VIP
	Growth	Growth	Insights Fund -	Equity-Income
	Fund® -	Fund® -	Institutional	Portfolio -
	Class R-3	Class R-4	Class	Initial Class
Net assets at January 1, 2009	$ 7,252	$ 155,758	$ -	$ 213,311

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	116	2,286	-	3,068
Total realized gain (loss) on investments and
capital gains distributions	(382)	(1,370)	-	(12,958)
Net unrealized appreciation (depreciation)
of investments	3,283	62,717	-	68,342
Net increase (decrease) in net assets from operations	3,017	63,633	-	58,452
Changes from principal transactions:
Total unit transactions	1,308	27,646	-	(8,048)
Net increase (decrease) in assets derived from
principal transactions	1,308	27,646	-	(8,048)
Total increase (decrease) in net assets	4,325	91,279	-	50,404
Net assets at December 31, 2009	11,577	247,037	-	263,715

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	82	1,669	-	2,238
Total realized gain (loss) on investments and
capital gains distributions	(322)	(278)	-	(1,687)
Net unrealized appreciation (depreciation)
of investments	1,281	20,141	4	34,314
Net increase (decrease) in net assets from operations	1,041	21,532	4	34,865
Changes from principal transactions:
Total unit transactions	336	11,266	34	(18,262)
Net increase (decrease) in assets derived from
principal transactions	336	11,266	34	(18,262)
Total increase (decrease) in net assets	1,377	32,798	38	16,603
Net assets at December 31, 2010	$ 12,954	$ 279,835	$ 38	$ 280,318

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2009	$ 159,095	$ 5,016	$ 29,665	$ 722,264

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(901)	573	379	4,032
Total realized gain (loss) on investments and
capital gains distributions	(15,315)	(594)	(1,592)	(26,951)
Net unrealized appreciation (depreciation)
of investments	57,323	2,477	8,368	269,736
Net increase (decrease) in net assets from operations	41,107	2,456	7,155	246,817
Changes from principal transactions:
Total unit transactions	(9,354)	1,531	(1,169)	1,428
Net increase (decrease) in assets derived from
principal transactions	(9,354)	1,531	(1,169)	1,428
Total increase (decrease) in net assets	31,753	3,987	5,986	248,245
Net assets at December 31, 2009	190,848	9,003	35,651	970,509

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,227)	642	149	3,043
Total realized gain (loss) on investments and
capital gains distributions	(5,232)	(438)	(1,996)	739
Net unrealized appreciation (depreciation)
of investments	48,430	964	5,618	143,841
Net increase (decrease) in net assets from operations	41,971	1,168	3,771	147,623
Changes from principal transactions:
Total unit transactions	(7,093)	(214)	(3,082)	(59,313)
Net increase (decrease) in assets derived from
principal transactions	(7,093)	(214)	(3,082)	(59,313)
Total increase (decrease) in net assets	34,878	954	689	88,310
Net assets at December 31, 2010	$ 225,726	$ 9,957	$ 36,340	$ 1,058,819

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Asset
	Index 500	Mid Cap	ManagerSM	Mutual Global
	Portfolio -	Portfolio -	Portfolio -	Discovery
	Initial Class	Initial Class	Initial Class	Fund - Class R
Net assets at January 1, 2009	$ 75,139	$ 8,006	$ 15,560	$ 2,067

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,313	80	259	6
Total realized gain (loss) on investments and
capital gains distributions	(77)	(492)	(236)	(41)
Net unrealized appreciation (depreciation)
of investments	18,108	4,038	4,242	577
Net increase (decrease) in net assets from operations	19,344	3,626	4,265	542
Changes from principal transactions:
Total unit transactions	761	2,316	274	744
Net increase (decrease) in assets derived from
principal transactions	761	2,316	274	744
Total increase (decrease) in net assets	20,105	5,942	4,539	1,286
Net assets at December 31, 2009	95,244	13,948	20,099	3,353

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	952	67	150	35
Total realized gain (loss) on investments and
capital gains distributions	1,354	(108)	219	(28)
Net unrealized appreciation (depreciation)
of investments	10,629	4,383	2,184	350
Net increase (decrease) in net assets from operations	12,935	4,342	2,553	357
Changes from principal transactions:
Total unit transactions	(1,930)	2,241	(644)	178
Net increase (decrease) in assets derived from
principal transactions	(1,930)	2,241	(644)	178
Total increase (decrease) in net assets	11,005	6,583	1,909	535
Net assets at December 31, 2010	$ 106,249	$ 20,531	$ 22,008	$ 3,888

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Franklin Small-	Franklin Small
	Mid Cap	Cap Value	Fundamental	Fundamental
	Growth Fund -	Securities	InvestorsSM,	InvestorsSM,
	Class A	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4
Net assets at January 1, 2009	$ 396	$ 63,473	$ 13	$ 8,280

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	527	1	109
Total realized gain (loss) on investments and
capital gains distributions	(95)	630	5	(171)
Net unrealized appreciation (depreciation)
of investments	255	17,388	47	4,447
Net increase (decrease) in net assets from operations	156	18,545	53	4,385
Changes from principal transactions:
Total unit transactions	11	4,649	439	9,116
Net increase (decrease) in assets derived from
principal transactions	11	4,649	439	9,116
Total increase (decrease) in net assets	167	23,194	492	13,501
Net assets at December 31, 2009	563	86,667	505	21,781

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(105)	3	137
Total realized gain (loss) on investments and
capital gains distributions	(52)	(1,773)	33	(164)
Net unrealized appreciation (depreciation)
of investments	199	25,893	48	3,646
Net increase (decrease) in net assets from operations	142	24,015	84	3,619
Changes from principal transactions:
Total unit transactions	(24)	9,250	204	6,528
Net increase (decrease) in assets derived from
principal transactions	(24)	9,250	204	6,528
Total increase (decrease) in net assets	118	33,265	288	10,147
Net assets at December 31, 2010	$ 681	$ 119,932	$ 793	$ 31,928

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	The Growth	The Growth	The Hartford	The Hartford
	Fund of	Fund of	Capital	Dividend And
	America® -	America® -	Appreciation	Growth Fund -
	Class R-3	Class R-4	Fund - Class R4	Class R4
Net assets at January 1, 2009	$ 9,558	$ 181,120	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	256	-	-
Total realized gain (loss) on investments and
capital gains distributions	(202)	(1,129)	-	-
Net unrealized appreciation (depreciation)
of investments	3,954	67,468	-	-
Net increase (decrease) in net assets from operations	3,759	66,595	-	-
Changes from principal transactions:
Total unit transactions	1,963	29,397	-	-
Net increase (decrease) in assets derived from
principal transactions	1,963	29,397	-	-
Total increase (decrease) in net assets	5,722	95,992	-	-
Net assets at December 31, 2009	15,280	277,112	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	17	-	-
Total realized gain (loss) on investments and
capital gains distributions	(328)	424	10	3
Net unrealized appreciation (depreciation)
of investments	2,093	31,468	7	3
Net increase (decrease) in net assets from operations	1,760	31,909	17	6
Changes from principal transactions:
Total unit transactions	540	4,612	173	40
Net increase (decrease) in assets derived from
principal transactions	540	4,612	173	40
Total increase (decrease) in net assets	2,300	36,521	190	46
Net assets at December 31, 2010	$ 17,580	$ 313,633	$ 190	$ 46

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

The Income
	Fund of	ING Balanced		ING GNMA
	America® -	Portfolio -	ING Real Estate	Income Fund -
	Class R-3	Class I	Fund - Class A	Class A
Net assets at January 1, 2009	$ 1,535	$ 314,926	$ 1,357	$ 2,835

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	62	11,249	47	130
Total realized gain (loss) on investments and
capital gains distributions	(230)	(27,508)	(523)	23
Net unrealized appreciation (depreciation)
of investments	517	70,457	853	(3)
Net increase (decrease) in net assets from operations	349	54,198	377	150
Changes from principal transactions:
Total unit transactions	(106)	(27,279)	(123)	1,841
Net increase (decrease) in assets derived from
principal transactions	(106)	(27,279)	(123)	1,841
Total increase (decrease) in net assets	243	26,919	254	1,991
Net assets at December 31, 2009	1,778	341,845	1,611	4,826

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	58	5,923	31	145
Total realized gain (loss) on investments and
capital gains distributions	(137)	(10,415)	(213)	123
Net unrealized appreciation (depreciation)
of investments	269	45,719	595	(40)
Net increase (decrease) in net assets from operations	190	41,227	413	228
Changes from principal transactions:
Total unit transactions	(26)	(35,487)	(53)	(304)
Net increase (decrease) in assets derived from
principal transactions	(26)	(35,487)	(53)	(304)
Total increase (decrease) in net assets	164	5,740	360	(76)
Net assets at December 31, 2010	$ 1,942	$ 347,585	$ 1,971	$ 4,750

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING	ING	ING	ING Artio
	Intermediate	Intermediate	Intermediate	Foreign
	Bond Fund -	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Class A	Class I	Class S	Service Class
Net assets at January 1, 2009	$ 3,481	$ 350,384	$ 212	$ 33,338

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	206	20,719	19	874
Total realized gain (loss) on investments and
capital gains distributions	(145)	(6,552)	(7)	(3,622)
Net unrealized appreciation (depreciation)
of investments	341	21,042	25	9,043
Net increase (decrease) in net assets from operations	402	35,209	37	6,295
Changes from principal transactions:
Total unit transactions	(84)	(6,604)	100	(3,008)
Net increase (decrease) in assets derived from
principal transactions	(84)	(6,604)	100	(3,008)
Total increase (decrease) in net assets	318	28,605	137	3,287
Net assets at December 31, 2009	3,799	378,989	349	36,625

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	178	15,515	23	(327)
Total realized gain (loss) on investments and
capital gains distributions	(67)	(7,111)	(3)	(4,263)
Net unrealized appreciation (depreciation)
of investments	224	25,001	16	6,190
Net increase (decrease) in net assets from operations	335	33,405	36	1,600
Changes from principal transactions:
Total unit transactions	(81)	(28,696)	126	(5,637)
Net increase (decrease) in assets derived from
principal transactions	(81)	(28,696)	126	(5,637)
Total increase (decrease) in net assets	254	4,709	162	(4,037)
Net assets at December 31, 2010	$ 4,053	$ 383,698	$ 511	$ 32,588

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING BlackRock			ING Clarion
	Large Cap	ING BlackRock	ING BlackRock	Global Real
	Growth	Large Cap	Large Cap	Estate
	Portfolio -	Growth	Growth	Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service 2 Class	Class
Net assets at January 1, 2009	$ 63,303	$ 86	$ 79	$ 35,967

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(291)	(1)	-	692
Total realized gain (loss) on investments and
capital gains distributions	(4,578)	(31)	(38)	(1,889)
Net unrealized appreciation (depreciation)
of investments	22,883	60	79	13,526
Net increase (decrease) in net assets from operations	18,014	28	41	12,329
Changes from principal transactions:
Total unit transactions	(2,297)	44	57	2,146
Net increase (decrease) in assets derived from
principal transactions	(2,297)	44	57	2,146
Total increase (decrease) in net assets	15,717	72	98	14,475
Net assets at December 31, 2009	79,020	158	177	50,442

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(429)	(1)	(1)	4,305
Total realized gain (loss) on investments and
capital gains distributions	(3,264)	24	(2)	(757)
Net unrealized appreciation (depreciation)
of investments	13,099	(5)	24	4,316
Net increase (decrease) in net assets from operations	9,406	18	21	7,864
Changes from principal transactions:
Total unit transactions	(3,709)	20	22	1,306
Net increase (decrease) in assets derived from
principal transactions	(3,709)	20	22	1,306
Total increase (decrease) in net assets	5,697	38	43	9,170
Net assets at December 31, 2010	$ 84,717	$ 196	$ 220	$ 59,612

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Clarion			ING Global
	Real Estate	ING Clarion	ING FMRSM	Resources
	Portfolio -	Real Estate	Diversified Mid	Portfolio -
	Institutional	Portfolio -	Cap Portfolio -	Institutional
	Class	Service Class	Service Class	Class
Net assets at January 1, 2009	$ 724	$ 17,289	$ 21,437	$ 25

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	28	605	(105)	-
Total realized gain (loss) on investments and
capital gains distributions	(765)	(5,708)	(398)	(4)
Net unrealized appreciation (depreciation)
of investments	916	12,068	10,796	12
Net increase (decrease) in net assets from operations	179	6,965	10,293	8
Changes from principal transactions:
Total unit transactions	412	2,356	9,881	(6)
Net increase (decrease) in assets derived from
principal transactions	412	2,356	9,881	(6)
Total increase (decrease) in net assets	591	9,321	20,174	2
Net assets at December 31, 2009	1,315	26,610	41,611	27

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	43	860	(354)	-
Total realized gain (loss) on investments and
capital gains distributions	196	(4,332)	(231)	-
Net unrealized appreciation (depreciation)
of investments	78	11,063	13,243	6
Net increase (decrease) in net assets from operations	317	7,591	12,658	6
Changes from principal transactions:
Total unit transactions	292	7,058	10,289	-
Net increase (decrease) in assets derived from
principal transactions	292	7,058	10,289	-
Total increase (decrease) in net assets	609	14,649	22,947	6
Net assets at December 31, 2010	$ 1,924	$ 41,259	$ 64,558	$ 33

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING JPMorgan
			ING JPMorgan	Emerging
	ING Global	ING Janus	Emerging	Markets Equity
	Resources	Contrarian	Markets Equity	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Adviser Class	Class
Net assets at January 1, 2009	$ 73,573	$ 7,405	$ 171	$ 18,447

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(582)	(5)	2	164
Total realized gain (loss) on investments and
capital gains distributions	(4,671)	(2,177)	(61)	(228)
Net unrealized appreciation (depreciation)
of investments	32,959	5,433	225	13,759
Net increase (decrease) in net assets from operations	27,706	3,251	166	13,695
Changes from principal transactions:
Total unit transactions	6,489	2,464	84	4,759
Net increase (decrease) in assets derived from
principal transactions	6,489	2,464	84	4,759
Total increase (decrease) in net assets	34,195	5,715	250	18,454
Net assets at December 31, 2009	107,768	13,120	421	36,901

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(30)	(114)	1	(87)
Total realized gain (loss) on investments and
capital gains distributions	(2,227)	(872)	123	2,401
Net unrealized appreciation (depreciation)
of investments	23,964	2,984	(67)	3,861
Net increase (decrease) in net assets from operations	21,707	1,998	57	6,175
Changes from principal transactions:
Total unit transactions	3,938	6,557	(73)	(2,528)
Net increase (decrease) in assets derived from
principal transactions	3,938	6,557	(73)	(2,528)
Total increase (decrease) in net assets	25,645	8,555	(16)	3,647
Net assets at December 31, 2010	$ 133,413	$ 21,675	$ 405	$ 40,548

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING Lord
	ING JPMorgan	ING JPMorgan		Abbett Growth
	Emerging	Small Cap Core	ING Large Cap	and Income
	Markets Equity	Equity	Growth	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Class
Net assets at January 1, 2009	$ 15,725	$ 2,129	$ 35	$ 73,160

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	76	(12)	-	61
Total realized gain (loss) on investments and
capital gains distributions	(1,111)	(241)	38	(8,357)
Net unrealized appreciation (depreciation)
of investments	12,562	1,026	63	20,444
Net increase (decrease) in net assets from operations	11,527	773	101	12,148
Changes from principal transactions:
Total unit transactions	2,935	715	242	(5,666)
Net increase (decrease) in assets derived from
principal transactions	2,935	715	242	(5,666)
Total increase (decrease) in net assets	14,462	1,488	343	6,482
Net assets at December 31, 2009	30,187	3,617	378	79,642

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(148)	(26)	(2)	(98)
Total realized gain (loss) on investments and
capital gains distributions	1,051	(274)	74	(5,047)
Net unrealized appreciation (depreciation)
of investments	4,289	1,432	298	17,548
Net increase (decrease) in net assets from operations	5,192	1,132	370	12,403
Changes from principal transactions:
Total unit transactions	(1,659)	1,805	2,504	(3,534)
Net increase (decrease) in assets derived from
principal transactions	(1,659)	1,805	2,504	(3,534)
Total increase (decrease) in net assets	3,533	2,937	2,874	8,869
Net assets at December 31, 2010	$ 33,720	$ 6,554	$ 3,252	$ 88,511

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Lord	ING Marsico		ING Marsico
	Abbett Growth	Growth	ING Marsico	International
	and Income	Portfolio -	Growth	Opportunities
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Adviser Class
Net assets at January 1, 2009	$ 506	$ 5,214	$ 306	$ 65

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	16	-	-
Total realized gain (loss) on investments and
capital gains distributions	(54)	(468)	(76)	(12)
Net unrealized appreciation (depreciation)
of investments	157	2,048	147	36
Net increase (decrease) in net assets from operations	104	1,596	71	24
Changes from principal transactions:
Total unit transactions	58	574	(40)	86
Net increase (decrease) in assets derived from
principal transactions	58	574	(40)	86
Total increase (decrease) in net assets	162	2,170	31	110
Net assets at December 31, 2009	668	7,384	337	175

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(15)	(1)	1
Total realized gain (loss) on investments and
capital gains distributions	(30)	(276)	(4)	2
Net unrealized appreciation (depreciation)
of investments	142	1,675	85	9
Net increase (decrease) in net assets from operations	112	1,384	80	12
Changes from principal transactions:
Total unit transactions	27	410	105	(106)
Net increase (decrease) in assets derived from
principal transactions	27	410	105	(106)
Total increase (decrease) in net assets	139	1,794	185	(94)
Net assets at December 31, 2010	$ 807	$ 9,178	$ 522	$ 81

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009 (Dollars in thousands)

	ING Marsico		ING MFS Total
	International	ING MFS Total	Return	ING MFS Total
	Opportunities	Return	Portfolio -	Return
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2009	$ 6,408	$ 497	$ 51,654	$ 22,350

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	19	15	991	354
Total realized gain (loss) on investments and
capital gains distributions	(1,426)	(65)	(2,306)	(1,784)
Net unrealized appreciation (depreciation)
of investments	3,630	183	9,743	5,205
Net increase (decrease) in net assets from operations	2,223	133	8,428	3,775
Changes from principal transactions:
Total unit transactions	(55)	266	(1,728)	(442)
Net increase (decrease) in assets derived from
principal transactions	(55)	266	(1,728)	(442)
Total increase (decrease) in net assets	2,168	399	6,700	3,333
Net assets at December 31, 2009	8,576	896	58,354	25,683

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	39	1	(303)	(152)
Total realized gain (loss) on investments and
capital gains distributions	(1,557)	(11)	(1,760)	(1,270)
Net unrealized appreciation (depreciation)
of investments	2,407	97	7,173	3,542
Net increase (decrease) in net assets from operations	889	87	5,110	2,120
Changes from principal transactions:
Total unit transactions	(1,363)	87	(3,355)	(1,869)
Net increase (decrease) in assets derived from
principal transactions	(1,363)	87	(3,355)	(1,869)
Total increase (decrease) in net assets	(474)	174	1,755	251
Net assets at December 31, 2010	$ 8,102	$ 1,070	$ 60,109	$ 25,934

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING PIMCO		ING Pioneer
	ING MFS	High Yield	ING PIMCO	Equity Income
	Utilities	Portfolio -	High Yield	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2009	$ 24,775	$ 609	$ 4,462	$ 111,368

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,354	129	610	(1,047)
Total realized gain (loss) on investments and
capital gains distributions	(1,427)	(6)	(446)	(7,004)
Net unrealized appreciation (depreciation)
of investments	8,101	503	3,028	22,114
Net increase (decrease) in net assets from operations	8,028	626	3,192	14,063
Changes from principal transactions:
Total unit transactions	1,313	2,191	5,009	(607)
Net increase (decrease) in assets derived from
principal transactions	1,313	2,191	5,009	(607)
Total increase (decrease) in net assets	9,341	2,817	8,201	13,456
Net assets at December 31, 2009	34,116	3,426	12,663	124,824

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	615	327	1,054	2,107
Total realized gain (loss) on investments and
capital gains distributions	(1,630)	339	98	(5,026)
Net unrealized appreciation (depreciation)
of investments	5,171	(77)	816	24,432
Net increase (decrease) in net assets from operations	4,156	589	1,968	21,513
Changes from principal transactions:
Total unit transactions	(526)	2,843	6,092	(8,709)
Net increase (decrease) in assets derived from
principal transactions	(526)	2,843	6,092	(8,709)
Total increase (decrease) in net assets	3,630	3,432	8,060	12,804
Net assets at December 31, 2010	$ 37,746	$ 6,858	$ 20,723	$ 137,628

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING Pioneer
	ING Pioneer	ING Pioneer		Mid Cap Value
	Equity Income	Fund Portfolio -	ING Pioneer	Portfolio -
	Portfolio -	Institutional	Fund Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2009	$ -	$ 11,631	$ 109	$ 65,464

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	100	2	471
Total realized gain (loss) on investments and
capital gains distributions	-	(1,124)	(6)	(3,155)
Net unrealized appreciation (depreciation)
of investments	-	3,893	83	19,190
Net increase (decrease) in net assets from operations	-	2,869	79	16,506
Changes from principal transactions:
Total unit transactions	3	547	165	1,897
Net increase (decrease) in assets derived from
principal transactions	3	547	165	1,897
Total increase (decrease) in net assets	3	3,416	244	18,403
Net assets at December 31, 2009	3	15,047	353	83,867

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	119	2	210
Total realized gain (loss) on investments and
capital gains distributions	-	(533)	(8)	(2,637)
Net unrealized appreciation (depreciation)
of investments	-	2,908	66	16,329
Net increase (decrease) in net assets from operations	-	2,494	60	13,902
Changes from principal transactions:
Total unit transactions	-	3,061	60	(3,813)
Net increase (decrease) in assets derived from
principal transactions	-	3,061	60	(3,813)
Total increase (decrease) in net assets	-	5,555	120	10,089
Net assets at December 31, 2010	$ 3	$ 20,602	$ 473	$ 93,956

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Pioneer	Price Capital	Price Equity	Price Equity
	Mid Cap Value	Appreciation	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2009	$ 204	$ 158,868	$ 918	$ 74,508

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	2,472	14	917
Total realized gain (loss) on investments and
capital gains distributions	(15)	(4,874)	(89)	(1,868)
Net unrealized appreciation (depreciation)
of investments	76	58,572	339	21,745
Net increase (decrease) in net assets from operations	63	56,170	264	20,794
Changes from principal transactions:
Total unit transactions	75	42,889	207	15,504
Net increase (decrease) in assets derived from
principal transactions	75	42,889	207	15,504
Total increase (decrease) in net assets	138	99,059	471	36,298
Net assets at December 31, 2009	342	257,927	1,389	110,806

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	2,665	13	774
Total realized gain (loss) on investments and
capital gains distributions	(16)	(2,355)	(182)	(8,294)
Net unrealized appreciation (depreciation)
of investments	75	38,194	340	20,675
Net increase (decrease) in net assets from operations	60	38,504	171	13,155
Changes from principal transactions:
Total unit transactions	(12)	56,411	(206)	(17,747)
Net increase (decrease) in assets derived from
principal transactions	(12)	56,411	(206)	(17,747)
Total increase (decrease) in net assets	48	94,915	(35)	(4,592)
Net assets at December 31, 2010	$ 390	$ 352,842	$ 1,354	$ 106,214

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING Van
	ING Templeton			Kampen
	Global Growth	ING Templeton	ING U.S. Stock	Growth and
	Portfolio -	Global Growth	Index Portfolio -	Income
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2009	$ 774	$ 2,110	$ 2,372	$ 13,111

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	15	35	20	76
Total realized gain (loss) on investments and
capital gains distributions	(213)	(277)	(49)	(1,313)
Net unrealized appreciation (depreciation)
of investments	432	1,046	809	4,644
Net increase (decrease) in net assets from operations	234	804	780	3,407
Changes from principal transactions:
Total unit transactions	(270)	611	800	1,747
Net increase (decrease) in assets derived from
principal transactions	(270)	611	800	1,747
Total increase (decrease) in net assets	(36)	1,415	1,580	5,154
Net assets at December 31, 2009	738	3,525	3,952	18,265

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	17	83	(119)
Total realized gain (loss) on investments and
capital gains distributions	(66)	(356)	(35)	(1,307)
Net unrealized appreciation (depreciation)
of investments	107	564	723	3,672
Net increase (decrease) in net assets from operations	47	225	771	2,246
Changes from principal transactions:
Total unit transactions	(50)	(57)	1,298	1,255
Net increase (decrease) in assets derived from
principal transactions	(50)	(57)	1,298	1,255
Total increase (decrease) in net assets	(3)	168	2,069	3,501
Net assets at December 31, 2010	$ 735	$ 3,693	$ 6,021	$ 21,766

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Wells	ING Wells
	Fargo	Fargo Small	ING Money
	HealthCare	Cap Disciplined	Market	ING Global
	Portfolio -	Portfolio -	Portfolio -	Real Estate
	Service Class	Service Class	Class I	Fund - Class A
Net assets at January 1, 2009	$ 7,198	$ 947	$ 541,019	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(71)	(2)	(2,492)	1
Total realized gain (loss) on investments and
capital gains distributions	(464)	(226)	202	-
Net unrealized appreciation (depreciation)
of investments	2,060	572	-	(1)
Net increase (decrease) in net assets from operations	1,525	344	(2,290)	-
Changes from principal transactions:
Total unit transactions	996	213	(135,228)	24
Net increase (decrease) in assets derived from
principal transactions	996	213	(135,228)	24
Total increase (decrease) in net assets	2,521	557	(137,518)	24
Net assets at December 31, 2009	9,719	1,504	403,501	24

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(82)	4	(2,966)	1
Total realized gain (loss) on investments and
capital gains distributions	(395)	137	840	-
Net unrealized appreciation (depreciation)
of investments	1,056	(288)	-	5
Net increase (decrease) in net assets from operations	579	(147)	(2,126)	6
Changes from principal transactions:
Total unit transactions	(223)	(1,357)	(58,815)	18
Net increase (decrease) in assets derived from
principal transactions	(223)	(1,357)	(58,815)	18
Total increase (decrease) in net assets	356	(1,504)	(60,941)	24
Net assets at December 31, 2010	$ 10,075	$ -	$ 342,560	$ 48

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING	ING	ING American	ING American
	International	International	Century Small-	Century Small-
	Capital	SmallCap	Mid Cap Value	Mid Cap Value
	Appreciation	Multi-Manager	Portfolio -	Portfolio -
	Fund - Class I	Fund - Class A	Adviser Class	Service Class
Net assets at January 1, 2009	$ -	$ 1,261	$ 39	$ 22,075

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	14	-	237
Total realized gain (loss) on investments and
capital gains distributions	-	(386)	(6)	(1,004)
Net unrealized appreciation (depreciation)
of investments	-	944	16	9,487
Net increase (decrease) in net assets from operations	-	572	10	8,720
Changes from principal transactions:
Total unit transactions	3	(191)	3	5,200
Net increase (decrease) in assets derived from
principal transactions	3	(191)	3	5,200
Total increase (decrease) in net assets	3	381	13	13,920
Net assets at December 31, 2009	3	1,642	52	35,995

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	3	1	117
Total realized gain (loss) on investments and
capital gains distributions	-	(353)	(1)	(1,193)
Net unrealized appreciation (depreciation)
of investments	1	709	13	8,757
Net increase (decrease) in net assets from operations	1	359	13	7,681
Changes from principal transactions:
Total unit transactions	7	(235)	11	2,294
Net increase (decrease) in assets derived from
principal transactions	7	(235)	11	2,294
Total increase (decrease) in net assets	8	124	24	9,975
Net assets at December 31, 2010	$ 11	$ 1,766	$ 76	$ 45,970

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Baron	ING Baron	ING Columbia
		Small Cap	Small Cap	Small Cap
	ING Baron	Growth	Growth	Value
	Asset Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2009	$ 2,126	$ 216	$ 66,236	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(21)	(2)	(695)	-
Total realized gain (loss) on investments and
capital gains distributions	(310)	(34)	73	-
Net unrealized appreciation (depreciation)
of investments	1,082	223	25,057	3
Net increase (decrease) in net assets from operations	751	187	24,435	3
Changes from principal transactions:
Total unit transactions	145	544	9,645	18
Net increase (decrease) in assets derived from
principal transactions	145	544	9,645	18
Total increase (decrease) in net assets	896	731	34,080	21
Net assets at December 31, 2009	3,022	947	100,316	21

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(16)	(4)	(890)	-
Total realized gain (loss) on investments and
capital gains distributions	(252)	(5)	1,891	-
Net unrealized appreciation (depreciation)
of investments	244	258	23,742	5
Net increase (decrease) in net assets from operations	(24)	249	24,743	5
Changes from principal transactions:
Total unit transactions	(2,998)	51	(2,688)	-
Net increase (decrease) in assets derived from
principal transactions	(2,998)	51	(2,688)	-
Total increase (decrease) in net assets	(3,022)	300	22,055	5
Net assets at December 31, 2010	$ -	$ 1,247	$ 122,371	$ 26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Columbia
	Small Cap	ING Davis New	ING Fidelity®	ING Index
	Value	York Venture	VIP Mid Cap	Solution 2015
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2009	$ 953	$ 8,589	$ 6,707	$ 37

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	(26)	352	-
Total realized gain (loss) on investments and
capital gains distributions	(181)	(394)	212	17
Net unrealized appreciation (depreciation)
of investments	445	3,305	2,130	8
Net increase (decrease) in net assets from operations	267	2,885	2,694	25
Changes from principal transactions:
Total unit transactions	221	1,307	449	115
Net increase (decrease) in assets derived from
principal transactions	221	1,307	449	115
Total increase (decrease) in net assets	488	4,192	3,143	140
Net assets at December 31, 2009	1,441	12,781	9,850	177

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	(68)	4	(1)
Total realized gain (loss) on investments and
capital gains distributions	(51)	(298)	(476)	24
Net unrealized appreciation (depreciation)
of investments	459	1,759	3,355	(9)
Net increase (decrease) in net assets from operations	415	1,393	2,883	14
Changes from principal transactions:
Total unit transactions	511	266	1,366	(191)
Net increase (decrease) in assets derived from
principal transactions	511	266	1,366	(191)
Total increase (decrease) in net assets	926	1,659	4,249	(177)
Net assets at December 31, 2010	$ 2,367	$ 14,440	$ 14,099	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2015	Solution 2015	Solution 2025	Solution 2025
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class
Net assets at January 1, 2009	$ -	$ -	$ 81	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(2)	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	80	-
Net increase (decrease) in net assets from operations	-	-	78	-
Changes from principal transactions:
Total unit transactions	-	-	508	-
Net increase (decrease) in assets derived from
principal transactions	-	-	508	-
Total increase (decrease) in net assets	-	-	586	-
Net assets at December 31, 2009	-	-	667	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(2)	(2)	-
Total realized gain (loss) on investments and
capital gains distributions	-	(1)	135	-
Net unrealized appreciation (depreciation)
of investments	3	31	(82)	1
Net increase (decrease) in net assets from operations	3	28	51	1
Changes from principal transactions:
Total unit transactions	52	659	(718)	27
Net increase (decrease) in assets derived from
principal transactions	52	659	(718)	27
Total increase (decrease) in net assets	55	687	(667)	28
Net assets at December 31, 2010	$ 55	$ 687	$ -	$ 28

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2035	Solution 2035	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$ -	$ 51	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	-	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	58	-	-
Net increase (decrease) in net assets from operations	-	57	-	-
Changes from principal transactions:
Total unit transactions	-	242	-	-
Net increase (decrease) in assets derived from
principal transactions	-	242	-	-
Total increase (decrease) in net assets	-	299	-	-
Net assets at December 31, 2009	-	350	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(1)	-	(5)
Total realized gain (loss) on investments and
capital gains distributions	(11)	84	-	(2)
Net unrealized appreciation (depreciation)
of investments	110	(60)	1	99
Net increase (decrease) in net assets from operations	94	23	1	92
Changes from principal transactions:
Total unit transactions	1,425	(373)	21	991
Net increase (decrease) in assets derived from
principal transactions	1,425	(373)	21	991
Total increase (decrease) in net assets	1,519	(350)	22	1,083
Net assets at December 31, 2010	$ 1,519	$ -	$ 22	$ 1,083

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2045	Solution 2045	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$ 6	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	17	-	-	-
Net increase (decrease) in net assets from operations	17	-	-	-
Changes from principal transactions:
Total unit transactions	118	-	-	-
Net increase (decrease) in assets derived from
principal transactions	118	-	-	-
Total increase (decrease) in net assets	135	-	-	-
Net assets at December 31, 2009	141	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(2)	-
Total realized gain (loss) on investments and
capital gains distributions	28	-	1	-
Net unrealized appreciation (depreciation)
of investments	(17)	-	58	-
Net increase (decrease) in net assets from operations	11	-	57	-
Changes from principal transactions:
Total unit transactions	(152)	1	527	3
Net increase (decrease) in assets derived from
principal transactions	(152)	1	527	3
Total increase (decrease) in net assets	(141)	1	584	3
Net assets at December 31, 2010	$ -	$ 1	$ 584	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING JPMorgan
	Solution 2055	Solution Income	Solution Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Adviser Class	Service 2 Class	Adviser Class
Net assets at January 1, 2009	$ -	$ 1	$ -	$ 245

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	2
Total realized gain (loss) on investments and
capital gains distributions	-	2	-	(32)
Net unrealized appreciation (depreciation)
of investments	-	5	-	86
Net increase (decrease) in net assets from operations	-	7	-	56
Changes from principal transactions:
Total unit transactions	-	51	-	(9)
Net increase (decrease) in assets derived from		-
principal transactions	-	51	-	(9)
Total increase (decrease) in net assets	-	58	-	47
Net assets at December 31, 2009	-	59	-	292
		-
Increase (decrease) in net assets from operations		-
Operations:		-
Net investment income (loss)	-	-	-	1
Total realized gain (loss) on investments and		-
capital gains distributions	-	7	-	(9)
Net unrealized appreciation (depreciation)
of investments	-	(5)	5	75
Net increase (decrease) in net assets from operations	-	2	5	67
Changes from principal transactions:
Total unit transactions	-	(61)	155	19
Net increase (decrease) in assets derived from
principal transactions	-	(61)	155	19
Total increase (decrease) in net assets	-	(59)	160	86
Net assets at December 31, 2010	$ -	$ -	$ 160	$ 378

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Legg	ING Legg	ING Legg
		Mason	Mason	Mason
		ClearBridge	ClearBridge	ClearBridge
	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2009	$ 21,120	$ 60	$ 84,378	$ 120

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	74	-	(919)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(789)	(30)	(10,629)	(17)
Net unrealized appreciation (depreciation)
of investments	6,054	60	36,234	56
Net increase (decrease) in net assets from operations	5,339	30	24,686	38
Changes from principal transactions:
Total unit transactions	90	19	(6,136)	(7)
Net increase (decrease) in assets derived from
principal transactions	90	19	(6,136)	(7)
Total increase (decrease) in net assets	5,429	49	18,550	31
Net assets at December 31, 2009	26,549	109	102,928	151

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(56)	-	(1,074)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(708)	10	(1,782)	(4)
Net unrealized appreciation (depreciation)
of investments	6,399	7	25,422	41
Net increase (decrease) in net assets from operations	5,635	17	22,566	36
Changes from principal transactions:
Total unit transactions	(1,232)	(35)	(6,335)	7
Net increase (decrease) in assets derived from
principal transactions	(1,232)	(35)	(6,335)	7
Total increase (decrease) in net assets	4,403	(18)	16,231	43
Net assets at December 31, 2010	$ 30,952	$ 91	$ 119,159	$ 194

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009 (Dollars in thousands)

				ING
	ING	ING	ING	Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Global Strategic
	Global	Global	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2009	$ 238	$ 423,940	$ 267	$ 258

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	7,011	4	6
Total realized gain (loss) on investments and
capital gains distributions	(73)	(969)	(2)	(38)
Net unrealized appreciation (depreciation)
of investments	179	147,827	123	71
Net increase (decrease) in net assets from operations	110	153,869	125	39
Changes from principal transactions:
Total unit transactions	35	(28,016)	94	(58)
Net increase (decrease) in assets derived from
principal transactions	35	(28,016)	94	(58)
Total increase (decrease) in net assets	145	125,853	219	(19)
Net assets at December 31, 2009	383	549,793	486	239

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	3,605	3	11
Total realized gain (loss) on investments and
capital gains distributions	(13)	1,619	(24)	16
Net unrealized appreciation (depreciation)
of investments	69	72,360	102	21
Net increase (decrease) in net assets from operations	61	77,584	81	48
Changes from principal transactions:
Total unit transactions	39	(36,008)	80	184
Net increase (decrease) in assets derived from
principal transactions	39	(36,008)	80	184
Total increase (decrease) in net assets	100	41,576	161	232
Net assets at December 31, 2010	$ 483	$ 591,369	$ 647	$ 471

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer
	Global Strategic	Global Strategic	ING PIMCO	ING PIMCO
	Income	Income	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2009	$ 109,367	$ 216	$ 870	$ 104,849

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,829	18	29	3,284
Total realized gain (loss) on investments and
capital gains distributions	(814)	(13)	17	5,765
Net unrealized appreciation (depreciation)
of investments	18,632	105	66	6,030
Net increase (decrease) in net assets from operations	21,647	110	112	15,079
Changes from principal transactions:
Total unit transactions	1,921	283	233	55,253
Net increase (decrease) in assets derived from
principal transactions	1,921	283	233	55,253
Total increase (decrease) in net assets	23,568	393	345	70,332
Net assets at December 31, 2009	132,935	609	1,215	175,181

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,095	18	49	4,919
Total realized gain (loss) on investments and
capital gains distributions	2,370	6	29	2,286
Net unrealized appreciation (depreciation)
of investments	14,145	78	15	4,972
Net increase (decrease) in net assets from operations	19,610	102	93	12,177
Changes from principal transactions:
Total unit transactions	2,143	366	683	40,293
Net increase (decrease) in assets derived from
principal transactions	2,143	366	683	40,293
Total increase (decrease) in net assets	21,753	468	776	52,470
Net assets at December 31, 2010	$ 154,688	$ 1,077	$ 1,991	$ 227,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Pioneer	ING Pioneer
	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2009	$ 3,967	$ 81	$ 10,621	$ 28,425

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	491	7	391	1,105
Total realized gain (loss) on investments and
capital gains distributions	(527)	(1)	(491)	(526)
Net unrealized appreciation (depreciation)
of investments	3,752	55	2,526	6,545
Net increase (decrease) in net assets from operations	3,716	61	2,426	7,124
Changes from principal transactions:
Total unit transactions	5,825	39	1,397	8,810
Net increase (decrease) in assets derived from
principal transactions	5,825	39	1,397	8,810
Total increase (decrease) in net assets	9,541	100	3,823	15,934
Net assets at December 31, 2009	13,508	181	14,444	44,359

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	811	12	(19)	785
Total realized gain (loss) on investments and
capital gains distributions	674	(2)	(345)	(546)
Net unrealized appreciation (depreciation)
of investments	1,095	38	1,144	5,093
Net increase (decrease) in net assets from operations	2,580	48	780	5,332
Changes from principal transactions:
Total unit transactions	1,813	141	(14,712)	9,063
Net increase (decrease) in assets derived from
principal transactions	1,813	141	(14,712)	9,063
Total increase (decrease) in net assets	4,393	189	(13,932)	14,395
Net assets at December 31, 2010	$ 17,901	$ 370	$ 512	$ 58,754

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$ -	$ 12,028	$ 37,936	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	373	1,207	-
Total realized gain (loss) on investments and
capital gains distributions	-	(454)	(1,060)	-
Net unrealized appreciation (depreciation)
of investments	-	3,695	11,400	-
Net increase (decrease) in net assets from operations	-	3,614	11,547	-
Changes from principal transactions:
Total unit transactions	-	2,476	15,023	-
Net increase (decrease) in assets derived from
principal transactions	-	2,476	15,023	-
Total increase (decrease) in net assets	-	6,090	26,570	-
Net assets at December 31, 2009	-	18,118	64,506	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	287	(28)	597	257
Total realized gain (loss) on investments and
capital gains distributions	(124)	(889)	(597)	(146)
Net unrealized appreciation (depreciation)
of investments	461	2,000	9,508	1,103
Net increase (decrease) in net assets from operations	624	1,083	9,508	1,214
Changes from principal transactions:
Total unit transactions	14,114	(18,850)	12,525	18,994
Net increase (decrease) in assets derived from
principal transactions	14,114	(18,850)	12,525	18,994
Total increase (decrease) in net assets	14,738	(17,767)	22,033	20,208
Net assets at December 31, 2010	$ 14,738	$ 351	$ 86,539	$ 20,208

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Adviser Class	Service Class	Service 2 Class	Adviser Class
Net assets at January 1, 2009	$ 9,767	$ 27,711	$ -	$ 6,465

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	267	809	-	148
Total realized gain (loss) on investments and
capital gains distributions	(290)	(353)	-	(254)
Net unrealized appreciation (depreciation)
of investments	3,458	9,824	-	2,456
Net increase (decrease) in net assets from operations	3,435	10,280	-	2,350
Changes from principal transactions:
Total unit transactions	2,860	14,321	-	2,350
Net increase (decrease) in assets derived from
principal transactions	2,860	14,321	-	2,350
Total increase (decrease) in net assets	6,295	24,601	-	4,700
Net assets at December 31, 2009	16,062	52,312	-	11,165

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(26)	256	167	(16)
Total realized gain (loss) on investments and
capital gains distributions	(684)	(581)	(153)	(642)
Net unrealized appreciation (depreciation)
of investments	1,721	8,454	1,097	1,370
Net increase (decrease) in net assets from operations	1,011	8,129	1,111	712
Changes from principal transactions:
Total unit transactions	(16,694)	9,561	16,043	(11,797)
Net increase (decrease) in assets derived from
principal transactions	(16,694)	9,561	16,043	(11,797)
Total increase (decrease) in net assets	(15,683)	17,690	17,154	(11,085)
Net assets at December 31, 2010	$ 379	$ 70,002	$ 17,154	$ 80

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2045 Portfolio -	2045 Portfolio -	2055 Portfolio -	2055 Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$ 17,688	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	415	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	(73)	-	-	-
Net unrealized appreciation (depreciation)
of investments	7,006	-	-	-
Net increase (decrease) in net assets from operations	7,348	-	-	-
Changes from principal transactions:
Total unit transactions	11,039	-	-	-
Net increase (decrease) in assets derived from
principal transactions	11,039	-	-	-
Total increase (decrease) in net assets	18,387	-	-	-
Net assets at December 31, 2009	36,075	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	44	95	-	-
Total realized gain (loss) on investments and
capital gains distributions	(480)	(41)	1	-
Net unrealized appreciation (depreciation)
of investments	6,501	992	13	18
Net increase (decrease) in net assets from operations	6,065	1,046	14	18
Changes from principal transactions:
Total unit transactions	7,818	12,844	208	156
Net increase (decrease) in assets derived from
principal transactions	7,818	12,844	208	156
Total increase (decrease) in net assets	13,883	13,890	222	174
Net assets at December 31, 2010	$ 49,958	$ 13,890	$ 222	$ 174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	Growth	Income	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$ 174	$ 8,109	$ 6,949	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	393	380	-
Total realized gain (loss) on investments and
capital gains distributions	(1)	(292)	(259)	-
Net unrealized appreciation (depreciation)
of investments	98	1,100	1,116	-
Net increase (decrease) in net assets from operations	97	1,201	1,237	-
Changes from principal transactions:
Total unit transactions	466	(734)	1,192	-
Net increase (decrease) in assets derived from
principal transactions	466	(734)	1,192	-
Total increase (decrease) in net assets	563	467	2,429	-
Net assets at December 31, 2009	737	8,576	9,378	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	15	285	167
Total realized gain (loss) on investments and
capital gains distributions	23	(259)	(191)	(69)
Net unrealized appreciation (depreciation)
of investments	94	622	827	82
Net increase (decrease) in net assets from operations	120	378	921	180
Changes from principal transactions:
Total unit transactions	389	(7,956)	2,213	4,869
Net increase (decrease) in assets derived from
principal transactions	389	(7,956)	2,213	4,869
Total increase (decrease) in net assets	509	(7,578)	3,134	5,049
Net assets at December 31, 2010	$ 1,246	$ 998	$ 12,512	$ 5,049

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
		Price	Price	Price
	ING Solution	Diversified Mid	Diversified Mid	Diversified Mid
	Moderate	Cap Growth	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2009	$ 625	212	$ 200,073	$ 272

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	(1)	(1,302)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(4)	(50)	(6,810)	(88)
Net unrealized appreciation (depreciation)
of investments	187	149	95,806	223
Net increase (decrease) in net assets from operations	185	98	87,694	134
Changes from principal transactions:
Total unit transactions	719	3	(6,011)	(38)
Net increase (decrease) in assets derived from
principal transactions	719	3	(6,011)	(38)
Total increase (decrease) in net assets	904	101	81,683	96
Net assets at December 31, 2009	1,529	313	281,756	368

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	14	(1)	(2,072)	(2)
Total realized gain (loss) on investments and
capital gains distributions	39	(12)	(904)	(22)
Net unrealized appreciation (depreciation)
of investments	158	107	77,031	130
Net increase (decrease) in net assets from operations	211	94	74,055	106
Changes from principal transactions:
Total unit transactions	747	44	(10,504)	88
Net increase (decrease) in assets derived from
principal transactions	747	44	(10,504)	88
Total increase (decrease) in net assets	958	138	63,551	194
Net assets at December 31, 2010	$ 2,487	$ 451	$ 345,307	$ 562

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	Price Growth	ING Templeton
	Equity	Equity	Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2009	$ 743	$ 141,775	$ 1,018	$ 143

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	(1,329)	(9)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(71)	(2,986)	(59)	(8)
Net unrealized appreciation (depreciation)
of investments	386	62,249	519	62
Net increase (decrease) in net assets from operations	312	57,934	451	53
Changes from principal transactions:
Total unit transactions	15	1,158	129	19
Net increase (decrease) in assets derived from
principal transactions	15	1,158	129	19
Total increase (decrease) in net assets	327	59,092	580	72
Net assets at December 31, 2009	1,070	200,867	1,598	215

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	(1,897)	(10)	4
Total realized gain (loss) on investments and
capital gains distributions	(95)	748	(18)	(7)
Net unrealized appreciation (depreciation)
of investments	257	31,321	303	28
Net increase (decrease) in net assets from operations	158	30,172	275	25
Changes from principal transactions:
Total unit transactions	(33)	(7,611)	149	84
Net increase (decrease) in assets derived from
principal transactions	(33)	(7,611)	149	84
Total increase (decrease) in net assets	125	22,561	424	109
Net assets at December 31, 2010	$ 1,195	$ 223,428	$ 2,022	$ 324

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Templeton	ING Templeton	ING Thornburg	ING Thornburg
	Foreign Equity	Foreign Equity	Value	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2009	$ 75,608	$ 40	$ 295	$ 61,486

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(792)	-	2	143
Total realized gain (loss) on investments and
capital gains distributions	(5,148)	(8)	(16)	(2,099)
Net unrealized appreciation (depreciation)
of investments	27,834	24	144	28,248
Net increase (decrease) in net assets from operations	21,894	16	130	26,292
Changes from principal transactions:
Total unit transactions	(3,478)	1	4	2,029
Net increase (decrease) in assets derived from
principal transactions	(3,478)	1	4	2,029
Total increase (decrease) in net assets	18,416	17	134	28,321
Net assets at December 31, 2009	94,024	57	429	89,807

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,199	2	4	448
Total realized gain (loss) on investments and
capital gains distributions	(2,683)	(1)	(37)	(358)
Net unrealized appreciation (depreciation)
of investments	8,392	7	66	8,535
Net increase (decrease) in net assets from operations	6,908	8	33	8,625
Changes from principal transactions:
Total unit transactions	(4,550)	23	(79)	(5,015)
Net increase (decrease) in assets derived from
principal transactions	(4,550)	23	(79)	(5,015)
Total increase (decrease) in net assets	2,358	31	(46)	3,610
Net assets at December 31, 2010	$ 96,382	$ 88	$ 383	$ 93,417

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	ING Van
	Large Cap	Large Cap	Large Cap	Kampen
	Equity	Equity	Equity	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2009	$ 43	$ 64,277	$ 6	$ 206

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	320	-	4
Total realized gain (loss) on investments and
capital gains distributions	(6)	(2,997)	-	(24)
Net unrealized appreciation (depreciation)
of investments	23	20,656	2	75
Net increase (decrease) in net assets from operations	18	17,979	2	55
Changes from principal transactions:
Total unit transactions	16	(5,919)	2	23
Net increase (decrease) in assets derived from
principal transactions	16	(5,919)	2	23
Total increase (decrease) in net assets	34	12,060	4	78
Net assets at December 31, 2009	77	76,337	10	284

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(77)	-	2
Total realized gain (loss) on investments and
capital gains distributions	(3)	(535)	-	(14)
Net unrealized appreciation (depreciation)
of investments	12	9,219	2	50
Net increase (decrease) in net assets from operations	9	8,607	2	38
Changes from principal transactions:
Total unit transactions	(11)	(6,889)	4	(15)
Net increase (decrease) in assets derived from
principal transactions	(11)	(6,889)	4	(15)
Total increase (decrease) in net assets	(2)	1,718	6	23
Net assets at December 31, 2010	$ 75	$ 78,055	$ 16	$ 307

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Van
	Kampen	Kampen Equity	Kampen Equity	Kampen Equity
	Comstock	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2009	$ 42,974	$ 308	$ 216,996	$ 157

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	642	5	2,159	1
Total realized gain (loss) on investments and
capital gains distributions	(4,042)	(6)	(6,184)	(45)
Net unrealized appreciation (depreciation)
of investments	14,531	84	47,036	64
Net increase (decrease) in net assets from operations	11,131	83	43,011	20
Changes from principal transactions:
Total unit transactions	(2,822)	101	(19,228)	(28)
Net increase (decrease) in assets derived from
principal transactions	(2,822)	101	(19,228)	(28)
Total increase (decrease) in net assets	8,309	184	23,783	(8)
Net assets at December 31, 2009	51,283	492	240,779	149

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	181	5	2,158	1
Total realized gain (loss) on investments and
capital gains distributions	(2,635)	(7)	(800)	(4)
Net unrealized appreciation (depreciation)
of investments	9,044	54	24,220	22
Net increase (decrease) in net assets from operations	6,590	52	25,578	19
Changes from principal transactions:
Total unit transactions	(5,324)	(21)	(16,616)	46
Net increase (decrease) in assets derived from
principal transactions	(5,324)	(21)	(16,616)	46
Total increase (decrease) in net assets	1,266	31	8,962	65
Net assets at December 31, 2010	$ 52,549	$ 523	$ 249,741	$ 214

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Strategic	ING Strategic	ING Strategic
		Allocation	Allocation	Allocation
	ING Core	Conservative	Growth	Moderate
	Equity Research	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Class I	Class I	Class I
Net assets at January 1, 2009	$ -	$ 25,840	$ 48,875	$ 46,525

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1,923	4,561	3,959
Total realized gain (loss) on investments and
capital gains distributions	2	(2,300)	(75)	(1,621)
Net unrealized appreciation (depreciation)
of investments	25	4,489	6,959	6,870
Net increase (decrease) in net assets from operations	27	4,112	11,445	9,208
Changes from principal transactions:
Total unit transactions	102	(639)	33	327
Net increase (decrease) in assets derived from
principal transactions	102	(639)	33	327
Total increase (decrease) in net assets	129	3,473	11,478	9,535
Net assets at December 31, 2009	129	29,313	60,353	56,060

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1,029	1,642	1,763
Total realized gain (loss) on investments and
capital gains distributions	25	(2,143)	(1,495)	(2,392)
Net unrealized appreciation (depreciation)
of investments	(6)	3,956	6,843	6,668
Net increase (decrease) in net assets from operations	19	2,842	6,990	6,039
Changes from principal transactions:
Total unit transactions	52	(1,553)	(1,810)	(598)
Net increase (decrease) in assets derived from
principal transactions	52	(1,553)	(1,810)	(598)
Total increase (decrease) in net assets	71	1,289	5,180	5,441
Net assets at December 31, 2010	$ 200	$ 30,602	$ 65,533	$ 61,501

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Growth	ING Growth	ING Growth
	and Income	and Income	and Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class A	Class I	Class S	Series 5
Net assets at January 1, 2009	$ 371	$ 926,638	$ 305	$ 481

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	3,930	7	8
Total realized gain (loss) on investments and
capital gains distributions	(74)	(86,235)	(22)	(20)
Net unrealized appreciation (depreciation)
of investments	146	328,821	162	11
Net increase (decrease) in net assets from operations	75	246,516	147	(1)
Changes from principal transactions:
Total unit transactions	(43)	(89,022)	432	(60)
Net increase (decrease) in assets derived from
principal transactions	(43)	(89,022)	432	(60)
Total increase (decrease) in net assets	32	157,494	579	(61)
Net assets at December 31, 2009	403	1,084,132	884	420

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	212	6	1
Total realized gain (loss) on investments and
capital gains distributions	(4)	(61,352)	(9)	(73)
Net unrealized appreciation (depreciation)
of investments	73	201,009	163	71
Net increase (decrease) in net assets from operations	72	139,869	160	(1)
Changes from principal transactions:
Total unit transactions	131	(46,384)	423	(233)
Net increase (decrease) in assets derived from
principal transactions	131	(46,384)	423	(233)
Total increase (decrease) in net assets	203	93,485	583	(234)
Net assets at December 31, 2010	$ 606	$ 1,177,617	$ 1,467	$ 186

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9
Net assets at January 1, 2009	$ 2,235	$ 2,036	$ 774	$ 142

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	14	3	1
Total realized gain (loss) on investments and
capital gains distributions	(69)	(93)	(118)	(1)
Net unrealized appreciation (depreciation)
of investments	57	62	110	-
Net increase (decrease) in net assets from operations	(5)	(17)	(5)	-
Changes from principal transactions:
Total unit transactions	(249)	(304)	(419)	(1)
Net increase (decrease) in assets derived from
principal transactions	(249)	(304)	(419)	(1)
Total increase (decrease) in net assets	(254)	(321)	(424)	(1)
Net assets at December 31, 2009	1,981	1,715	350	141

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	10	2	1
Total realized gain (loss) on investments and
capital gains distributions	(41)	(87)	(2)	(2)
Net unrealized appreciation (depreciation)
of investments	39	94	3	4
Net increase (decrease) in net assets from operations	5	17	3	3
Changes from principal transactions:
Total unit transactions	(139)	(312)	(3)	(5)
Net increase (decrease) in assets derived from
principal transactions	(139)	(312)	(3)	(5)
Total increase (decrease) in net assets	(134)	(295)	-	(2)
Net assets at December 31, 2010	$ 1,847	$ 1,420	$ 350	$ 139

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING BlackRock
			Science and
			Technology	ING Index Plus
	ING GET U.S.	ING GET U.S.	Opportunities	LargeCap
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -
	Series 10	Series 11	Class I	Class I
Net assets at January 1, 2009	$ 70	$ 32	$ 23,396	247,468

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(291)	5,478
Total realized gain (loss) on investments and
capital gains distributions	-	-	333	(9,310)
Net unrealized appreciation (depreciation)
of investments	(2)	(1)	13,177	55,291
Net increase (decrease) in net assets from operations	(1)	(1)	13,219	51,459
Changes from principal transactions:
Total unit transactions	(1)	-	5,438	(15,486)
Net increase (decrease) in assets derived from
principal transactions	(1)	-	5,438	(15,486)
Total increase (decrease) in net assets	(2)	(1)	18,657	35,973
Net assets at December 31, 2009	68	31	42,053	283,441

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(410)	2,774
Total realized gain (loss) on investments and
capital gains distributions	(2)	-	1,487	(2,863)
Net unrealized appreciation (depreciation)
of investments	3	1	6,205	33,830
Net increase (decrease) in net assets from operations	2	1	7,282	33,741
Changes from principal transactions:
Total unit transactions	(7)	(1)	1,095	(25,051)
Net increase (decrease) in assets derived from
principal transactions	(7)	(1)	1,095	(25,051)
Total increase (decrease) in net assets	(5)	-	8,377	8,690
Net assets at December 31, 2010	$ 63	$ 31	$ 50,430	$ 292,131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	LargeCap	MidCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I
Net assets at January 1, 2009	$ 325	$ 212,512	$ 260	$ 85,771

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	1,852	3	822
Total realized gain (loss) on investments and
capital gains distributions	(16)	(3,916)	(30)	(4,696)
Net unrealized appreciation (depreciation)
of investments	76	66,603	124	23,988
Net increase (decrease) in net assets from operations	68	64,539	97	20,114
Changes from principal transactions:
Total unit transactions	(18)	(2,979)	115	(2,370)
Net increase (decrease) in assets derived from
principal transactions	(18)	(2,979)	115	(2,370)
Total increase (decrease) in net assets	50	61,560	212	17,744
Net assets at December 31, 2009	375	274,072	472	103,515

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	490	3	(228)
Total realized gain (loss) on investments and
capital gains distributions	(31)	(4,782)	(47)	(1,821)
Net unrealized appreciation (depreciation)
of investments	70	57,843	137	23,970
Net increase (decrease) in net assets from operations	45	53,551	93	21,921
Changes from principal transactions:
Total unit transactions	(72)	(19,970)	25	(2,526)
Net increase (decrease) in assets derived from
principal transactions	(72)	(19,970)	25	(2,526)
Total increase (decrease) in net assets	(27)	33,581	118	19,395
Net assets at December 31, 2010	$ 348	$ 307,653	$ 590	$ 122,910

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING
	ING Index Plus	ING	ING	Opportunistic
	SmallCap	International	International	Large Cap
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I
Net assets at January 1, 2009	$ 58	$ 220	$ -	$ 44,326

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(79)	-	830
Total realized gain (loss) on investments and
capital gains distributions	(16)	170	-	(1,509)
Net unrealized appreciation (depreciation)
of investments	41	1,566	2	9,421
Net increase (decrease) in net assets from operations	26	1,657	2	8,742
Changes from principal transactions:
Total unit transactions	38	17,530	17	28,974
Net increase (decrease) in assets derived from
principal transactions	38	17,530	17	28,974
Total increase (decrease) in net assets	64	19,187	19	37,716
Net assets at December 31, 2009	122	19,407	19	82,042

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	496	1	1,110
Total realized gain (loss) on investments and
capital gains distributions	(2)	52	-	(14,199)
Net unrealized appreciation (depreciation)
of investments	29	635	(1)	7,531
Net increase (decrease) in net assets from operations	28	1,183	-	(5,558)
Changes from principal transactions:
Total unit transactions	4	(439)	(6)	(76,484)
Net increase (decrease) in assets derived from
principal transactions	4	(439)	(6)	(76,484)
Total increase (decrease) in net assets	32	744	(6)	(82,042)
Net assets at December 31, 2010	$ 154	$ 20,151	$ 13	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Russell™	ING Russell™		ING Russell™
	Large Cap	Large Cap	ING Russell™	Large Cap
	Growth Index	Growth Index	Large Cap	Index
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2009	$ -	$ -	$ 2,675	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(12)	(1)	(54)	-
Total realized gain (loss) on investments and
capital gains distributions	75	1	(8)	-
Net unrealized appreciation (depreciation)
of investments	375	51	1,742	-
Net increase (decrease) in net assets from operations	438	51	1,680	-
Changes from principal transactions:
Total unit transactions	2,334	302	5,337	-
Net increase (decrease) in assets derived from
principal transactions	2,334	302	5,337	-
Total increase (decrease) in net assets	2,772	353	7,017	-
Net assets at December 31, 2009	2,772	353	9,692	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(10)	-	252	-
Total realized gain (loss) on investments and
capital gains distributions	199	7	536	-
Net unrealized appreciation (depreciation)
of investments	163	48	385	1
Net increase (decrease) in net assets from operations	352	55	1,173	1
Changes from principal transactions:
Total unit transactions	717	100	852	9
Net increase (decrease) in assets derived from
principal transactions	717	100	852	9
Total increase (decrease) in net assets	1,069	155	2,025	10
Net assets at December 31, 2010	$ 3,841	$ 508	$ 11,717	$ 10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Mid Cap	ING Russell™
	Value Index	Value Index	Growth Index	Mid Cap Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class S	Class I
Net assets at January 1, 2009	$ -	$ -	$ -	$ 1,329

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(8)	(11)	(22)
Total realized gain (loss) on investments and
capital gains distributions	2	58	9	(26)
Net unrealized appreciation (depreciation)
of investments	8	231	340	873
Net increase (decrease) in net assets from operations	10	281	338	825
Changes from principal transactions:
Total unit transactions	69	1,671	2,711	1,408
Net increase (decrease) in assets derived from
principal transactions	69	1,671	2,711	1,408
Total increase (decrease) in net assets	79	1,952	3,049	2,233
Net assets at December 31, 2009	79	1,952	3,049	3,562

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	11	(22)	(20)
Total realized gain (loss) on investments and
capital gains distributions	13	310	120	216
Net unrealized appreciation (depreciation)
of investments	-	(124)	721	889
Net increase (decrease) in net assets from operations	13	197	819	1,085
Changes from principal transactions:
Total unit transactions	53	197	784	1,856
Net increase (decrease) in assets derived from
principal transactions	53	197	784	1,856
Total increase (decrease) in net assets	66	394	1,603	2,941
Net assets at December 31, 2010	$ 145	$ 2,346	$ 4,652	$ 6,503

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Russell™	ING Small	ING Small
	Small Cap	Company	Company	ING U.S. Bond
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2009	$ 635	$ 86,261	$ 100	$ 1,559

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(13)	(280)	1	43
Total realized gain (loss) on investments and
capital gains distributions	(132)	(3,305)	(16)	68
Net unrealized appreciation (depreciation)
of investments	507	26,031	40	26
Net increase (decrease) in net assets from operations	362	22,446	25	137
Changes from principal transactions:
Total unit transactions	965	(1,035)	(7)	2,236
Net increase (decrease) in assets derived from
principal transactions	965	(1,035)	(7)	2,236
Total increase (decrease) in net assets	1,327	21,411	18	2,373
Net assets at December 31, 2009	1,962	107,672	118	3,932

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(16)	(469)	-	78
Total realized gain (loss) on investments and
capital gains distributions	122	(1,173)	-	137
Net unrealized appreciation (depreciation)
of investments	673	26,207	29	(18)
Net increase (decrease) in net assets from operations	779	24,565	29	197
Changes from principal transactions:
Total unit transactions	2,521	(2,577)	2	1,234
Net increase (decrease) in assets derived from
principal transactions	2,521	(2,577)	2	1,234
Total increase (decrease) in net assets	3,300	21,988	31	1,431
Net assets at December 31, 2010	$ 5,262	$ 129,660	$ 149	$ 5,363

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING	ING
	International	International	ING MidCap	ING MidCap
	Value	Value	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2009	$ 84,985	$ 248	$ 8,648	$ 108

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	666	3	(77)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(7,454)	(79)	(170)	(8)
Net unrealized appreciation (depreciation)
of investments	27,379	130	3,814	63
Net increase (decrease) in net assets from operations	20,591	54	3,567	54
Changes from principal transactions:
Total unit transactions	(477)	(19)	720	114
Net increase (decrease) in assets derived from
principal transactions	(477)	(19)	720	114
Total increase (decrease) in net assets	20,114	35	4,287	168
Net assets at December 31, 2009	105,099	283	12,935	276

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,145	4	(25)	2
Total realized gain (loss) on investments and
capital gains distributions	(21,063)	(34)	295	20
Net unrealized appreciation (depreciation)
of investments	20,244	34	4,338	470
Net increase (decrease) in net assets from operations	326	4	4,608	492
Changes from principal transactions:
Total unit transactions	(21,047)	(24)	6,068	1,746
Net increase (decrease) in assets derived from
principal transactions	(21,047)	(24)	6,068	1,746
Total increase (decrease) in net assets	(20,721)	(20)	10,676	2,238
Net assets at December 31, 2010	$ 84,378	$ 263	$ 23,611	$ 2,514

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING SmallCap	ING SmallCap	Invesco Mid
	Opportunities	Opportunities	Cap Core	Invesco Small
	Portfolio -	Portfolio -	Equity Fund -	Cap Growth
	Class I	Class S	Class A	Fund - Class A
Net assets at January 1, 2009	$ 8,367	$ 47	$ 232	$ 20

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(75)	-	(7)	-
Total realized gain (loss) on investments and
capital gains distributions	(520)	(8)	(69)	-
Net unrealized appreciation (depreciation)
of investments	3,309	23	343	8
Net increase (decrease) in net assets from operations	2,714	15	267	8
Changes from principal transactions:
Total unit transactions	817	(2)	1,813	3
Net increase (decrease) in assets derived from
principal transactions	817	(2)	1,813	3
Total increase (decrease) in net assets	3,531	13	2,080	11
Net assets at December 31, 2009	11,898	60	2,312	31

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(119)	(1)	(33)	-
Total realized gain (loss) on investments and
capital gains distributions	(211)	(1)	232	(2)
Net unrealized appreciation (depreciation)
of investments	4,549	44	301	10
Net increase (decrease) in net assets from operations	4,219	42	500	8
Changes from principal transactions:
Total unit transactions	4,584	111	2,303	3
Net increase (decrease) in assets derived from
principal transactions	4,584	111	2,303	3
Total increase (decrease) in net assets	8,803	153	2,803	11
Net assets at December 31, 2010	$ 20,701	$ 213	$ 5,115	$ 42

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				Invesco V.I.
	Invesco Global	Invesco U.S.	Invesco Van	Capital
	Health Care	Small Cap	Kampen Small	Appreciation
	Fund - Investor	Value Fund -	Cap Value	Fund - Series I
	Class	Class Y	Fund - Class A	Shares
Net assets at January 1, 2009	$ 122	$ 841	$ -	$ 17,871

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	-	(70)
Total realized gain (loss) on investments and
capital gains distributions	(18)	(211)	-	(406)
Net unrealized appreciation (depreciation)
of investments	51	564	5	3,925
Net increase (decrease) in net assets from operations	32	353	5	3,449
Changes from principal transactions:
Total unit transactions	10	552	67	(677)
Net increase (decrease) in assets derived from
principal transactions	10	552	67	(677)
Total increase (decrease) in net assets	42	905	72	2,772
Net assets at December 31, 2009	164	1,746	72	20,643

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	15	(1)	(55)
Total realized gain (loss) on investments and
capital gains distributions	(3)	252	10	(232)
Net unrealized appreciation (depreciation)
of investments	11	693	8	3,102
Net increase (decrease) in net assets from operations	6	960	17	2,815
Changes from principal transactions:
Total unit transactions	13	3,129	31	(1,096)
Net increase (decrease) in assets derived from
principal transactions	13	3,129	31	(1,096)
Total increase (decrease) in net assets	19	4,089	48	1,719
Net assets at December 31, 2010	$ 183	$ 5,835	$ 120	$ 22,362

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009 (Dollars in thousands)

			Janus Aspen
		Janus Aspen	Series	Janus Aspen
	Invesco V.I.	Series Balanced	Enterprise	Series Flexible
	Core Equity	Portfolio -	Portfolio -	Bond Portfolio -
	Fund - Series I	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2009	$ 31,654	$ 236	$ 240	$ 98

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	289	14	(3)	3
Total realized gain (loss) on investments and
capital gains distributions	483	(4)	(11)	4
Net unrealized appreciation (depreciation)
of investments	7,409	44	116	3
Net increase (decrease) in net assets from operations	8,181	54	102	10
Changes from principal transactions:
Total unit transactions	(1,232)	(29)	(15)	(46)
Net increase (decrease) in assets derived from
principal transactions	(1,232)	(29)	(15)	(46)
Total increase (decrease) in net assets	6,949	25	87	(36)
Net assets at December 31, 2009	38,603	261	327	62

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(17)	4	(4)	1
Total realized gain (loss) on investments and
capital gains distributions	1,228	1	(2)	3
Net unrealized appreciation (depreciation)
of investments	1,794	13	78	-
Net increase (decrease) in net assets from operations	3,005	18	72	4
Changes from principal transactions:
Total unit transactions	(3,200)	(37)	(36)	-
Net increase (decrease) in assets derived from
principal transactions	(3,200)	(37)	(36)	-
Total increase (decrease) in net assets	(195)	(19)	36	4
Net assets at December 31, 2010	$ 38,408	$ 242	$ 363	$ 66

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009 (Dollars in thousands)

		Janus Aspen
	Janus Aspen	Series	Lazard
	Series Janus	Worldwide	Emerging	Lazard U.S.
	Portfolio -	Portfolio -	Markets Equity	Mid Cap Equity
	Institutional	Institutional	Portfolio - Open	Portfolio - Open
	Shares	Shares	Shares	Shares
Net assets at January 1, 2009	$ 75	$ 154	$ -	$ 388

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	-	1
Total realized gain (loss) on investments and
capital gains distributions	(4)	(25)	-	(90)
Net unrealized appreciation (depreciation)
of investments	30	76	-	304
Net increase (decrease) in net assets from operations	25	51	-	215
Changes from principal transactions:
Total unit transactions	(16)	(33)	-	559
Net increase (decrease) in assets derived from
principal transactions	(16)	(33)	-	559
Total increase (decrease) in net assets	9	18	-	774
Net assets at December 31, 2009	84	172	-	1,162

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	-	3
Total realized gain (loss) on investments and
capital gains distributions	(1)	(12)	-	16
Net unrealized appreciation (depreciation)
of investments	11	35	-	348
Net increase (decrease) in net assets from operations	10	22	-	367
Changes from principal transactions:
Total unit transactions	(12)	(30)	-	1,037
Net increase (decrease) in assets derived from
principal transactions	(12)	(30)	-	1,037
Total increase (decrease) in net assets	(2)	(8)	-	1,404
Net assets at December 31, 2010	$ 82	$ 164	$ -	$ 2,566

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Loomis Sayles	Lord Abbett	Lord Abbett
		Small Cap	Developing	Core Fixed
	LKCM Aquinas	Value Fund -	Growth Fund,	Income Fund -
	Growth Fund	Retail Class	Inc. - Class A	Class A
Net assets at January 1, 2009	$ 206	$ 905	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(11)	-	-
Total realized gain (loss) on investments and
capital gains distributions	(16)	3	-	-
Net unrealized appreciation (depreciation)
of investments	79	441	-	-
Net increase (decrease) in net assets from operations	61	433	-	-
Changes from principal transactions:
Total unit transactions	2	1,180	-	-
Net increase (decrease) in assets derived from
principal transactions	2	1,180	-	-
Total increase (decrease) in net assets	63	1,613	-	-
Net assets at December 31, 2009	269	2,518	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	(14)	-	-
Total realized gain (loss) on investments and
capital gains distributions	2	125	-	-
Net unrealized appreciation (depreciation)
of investments	43	675	2	-
Net increase (decrease) in net assets from operations	42	786	2	-
Changes from principal transactions:
Total unit transactions	5	1,342	17	4
Net increase (decrease) in assets derived from
principal transactions	5	1,342	17	4
Total increase (decrease) in net assets	47	2,128	19	4
Net assets at December 31, 2010	$ 316	$ 4,646	$ 19	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Lord Abbett
	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts
	Mid-Cap Value	Small-Cap	Mid-Cap Value	Investors
	Fund, Inc. -	Value Fund -	Portfolio -	Growth Stock
	Class A	Class A	Class VC	Fund - Class A
Net assets at January 1, 2009	$ 739	$ 1,074	$ 75,150	$ 364

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(11)	(351)	(2)
Total realized gain (loss) on investments and
capital gains distributions	(93)	(83)	(7,807)	(27)
Net unrealized appreciation (depreciation)
of investments	306	395	25,992	151
Net increase (decrease) in net assets from operations	211	301	17,834	122
Changes from principal transactions:
Total unit transactions	104	(45)	(4,784)	(189)
Net increase (decrease) in assets derived from
principal transactions	104	(45)	(4,784)	(189)
Total increase (decrease) in net assets	315	256	13,050	(67)
Net assets at December 31, 2009	1,054	1,330	88,200	297

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(7)	(14)	(503)	-
Total realized gain (loss) on investments and
capital gains distributions	(53)	(12)	(6,284)	(2)
Net unrealized appreciation (depreciation)
of investments	337	371	26,448	48
Net increase (decrease) in net assets from operations	277	345	19,661	46
Changes from principal transactions:
Total unit transactions	120	76	(9,522)	28
Net increase (decrease) in assets derived from
principal transactions	120	76	(9,522)	28
Total increase (decrease) in net assets	397	421	10,139	74
Net assets at December 31, 2010	$ 1,451	$ 1,751	$ 98,339	$ 371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Neuberger
	Berman Socially			Oppenheimer
	Responsive	New Perspective	New Perspective	Capital
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation
	Class	Class R-3	Class R-4	Fund - Class A
Net assets at January 1, 2009	$ 2,187	$ 2,657	$ 39,040	$ 363

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(16)	27	316	(4)
Total realized gain (loss) on investments and
capital gains distributions	(226)	(242)	(1,193)	(24)
Net unrealized appreciation (depreciation)
of investments	1,046	1,206	16,050	196
Net increase (decrease) in net assets from operations	804	991	15,173	168
Changes from principal transactions:
Total unit transactions	781	233	5,206	7
Net increase (decrease) in assets derived from
principal transactions	781	233	5,206	7
Total increase (decrease) in net assets	1,585	1,224	20,379	175
Net assets at December 31, 2009	3,772	3,881	59,419	538

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(38)	17	199	(4)
Total realized gain (loss) on investments and
capital gains distributions	(60)	(138)	(609)	(53)
Net unrealized appreciation (depreciation)
of investments	1,143	567	8,124	88
Net increase (decrease) in net assets from operations	1,045	446	7,714	31
Changes from principal transactions:
Total unit transactions	2,313	(77)	5,542	(113)
Net increase (decrease) in assets derived from
principal transactions	2,313	(77)	5,542	(113)
Total increase (decrease) in net assets	3,358	369	13,256	(82)
Net assets at December 31, 2010	$ 7,130	$ 4,250	$ 72,675	$ 456

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer
	Developing	Gold & Special	International	Oppenheimer
	Markets Fund -	Minerals Fund -	Bond Fund -	Global
	Class A	Class A	Class A	Securities/VA
Net assets at January 1, 2009	$ 114,355	$ -	$ -	$ 247

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(707)	-	-	3
Total realized gain (loss) on investments and
capital gains distributions	(6,072)	-	-	(37)
Net unrealized appreciation (depreciation)
of investments	104,437	-	-	114
Net increase (decrease) in net assets from operations	97,658	-	-	80
Changes from principal transactions:
Total unit transactions	29,944	-	-	(54)
Net increase (decrease) in assets derived from				-
principal transactions	29,944	-	-	(54)
Total increase (decrease) in net assets	127,602	-	-	26
Net assets at December 31, 2009	241,957	-	-	273

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,120)	3	1	1
Total realized gain (loss) on investments and				-
capital gains distributions	(4,373)	1	-	(10)
Net unrealized appreciation (depreciation)
of investments	70,004	(1)	-	46
Net increase (decrease) in net assets from operations	63,511	3	1	37
Changes from principal transactions:
Total unit transactions	20,247	35	51	(29)
Net increase (decrease) in assets derived from
principal transactions	20,247	35	51	(29)
Total increase (decrease) in net assets	83,758	38	52	8
Net assets at December 31, 2010	$ 325,715	$ 38	$ 52	$ 281

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Oppenheimer	Oppenheimer
	Oppenheimer	Main Street	Small- & Mid-	Oppenheimer
	Main Street	Small Cap	Cap Growth	Strategic Bond
	Fund®/VA	Fund®/VA	Fund/VA	Fund/VA
Net assets at January 1, 2009	$ 63	$ 4,655	$ 13	$ 105

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(15)	-	-
Total realized gain (loss) on investments and
capital gains distributions	(2)	(423)	(2)	(1)
Net unrealized appreciation (depreciation)
of investments	18	2,466	6	18
Net increase (decrease) in net assets from operations	16	2,028	4	17
Changes from principal transactions:
Total unit transactions	(7)	1,384	(2)	(18)
Net increase (decrease) in assets derived from
principal transactions	(7)	1,384	(2)	(18)
Total increase (decrease) in net assets	9	3,412	2	(1)
Net assets at December 31, 2009	72	8,067	15	104

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(34)	-	8
Total realized gain (loss) on investments and
capital gains distributions	(2)	(440)	(1)	-
Net unrealized appreciation (depreciation)
of investments	12	2,334	5	6
Net increase (decrease) in net assets from operations	10	1,860	4	14
Changes from principal transactions:
Total unit transactions	(8)	297	(4)	(6)
Net increase (decrease) in assets derived from
principal transactions	(8)	297	(4)	(6)
Total increase (decrease) in net assets	2	2,157	-	8
Net assets at December 31, 2010	$ 74	$ 10,224	$ 15	$ 112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		PIMCO Real		Pioneer
	Pax World	Return		Emerging
	Balanced Fund -	Portfolio -	Pioneer High	Markets VCT
	Individual	Administrative	Yield Fund -	Portfolio -
	Investor Class	Class	Class A	Class I
Net assets at January 1, 2009	$ 44,509	$ 67,423	$ 2,557	$ 11,735

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	353	1,868	230	49
Total realized gain (loss) on investments and
capital gains distributions	(1,140)	3,877	(260)	(3,605)
Net unrealized appreciation (depreciation)
of investments	9,847	7,547	1,719	13,762
Net increase (decrease) in net assets from operations	9,060	13,292	1,689	10,206
Changes from principal transactions:
Total unit transactions	617	32,015	429	5,502
Net increase (decrease) in assets derived from
principal transactions	617	32,015	429	5,502
Total increase (decrease) in net assets	9,677	45,307	2,118	15,708
Net assets at December 31, 2009	54,186	112,730	4,675	27,443

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	285	744	224	(109)
Total realized gain (loss) on investments and
capital gains distributions	(1,725)	2,208	(182)	(4,253)
Net unrealized appreciation (depreciation)
of investments	6,485	5,842	687	7,974
Net increase (decrease) in net assets from operations	5,045	8,794	729	3,612
Changes from principal transactions:
Total unit transactions	(6,511)	36,711	(448)	(2,319)
Net increase (decrease) in assets derived from
principal transactions	(6,511)	36,711	(448)	(2,319)
Total increase (decrease) in net assets	(1,466)	45,505	281	1,293
Net assets at December 31, 2010	$ 52,720	$ 158,235	$ 4,956	$ 28,736

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Pioneer Equity	Pioneer High	Pioneer Mid	Premier VIT
	Income VCT	Yield VCT	Cap Value VCT	OpCap Mid
	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2009	$ -	$ 11,678	$ -	$ 2,476

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1,066	-	(13)
Total realized gain (loss) on investments and
capital gains distributions	-	(967)	-	(309)
Net unrealized appreciation (depreciation)
of investments	-	6,964	-	1,963
Net increase (decrease) in net assets from operations	-	7,063	-	1,641
Changes from principal transactions:
Total unit transactions	-	1,101	-	3,184
Net increase (decrease) in assets derived from
principal transactions	-	1,101	-	3,184
Total increase (decrease) in net assets	-	8,164	-	4,825
Net assets at December 31, 2009	-	19,842	-	7,301

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	948	-	36
Total realized gain (loss) on investments and
capital gains distributions	-	(334)	-	1,606
Net unrealized appreciation (depreciation)
of investments	-	2,684	-	(853)
Net increase (decrease) in net assets from operations	-	3,298	-	789
Changes from principal transactions:
Total unit transactions	-	(150)	-	(8,090)
Net increase (decrease) in assets derived from
principal transactions	-	(150)	-	(8,090)
Total increase (decrease) in net assets	-	3,148	-	(7,301)
Net assets at December 31, 2010	$ -	$ 22,990	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Columbia	Columbia
	Diversified	Diversified
	Equity Income	Equity Income	SMALLCAP	T. Rowe Price
	Fund -	Fund -	World Fund® -	Mid-Cap Value
	Class R-3	Class R-4	Class R-4	Fund - R Class
Net assets at January 1, 2009	$ -	$ 1,464	$ 434	$ 699

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	28	8	1
Total realized gain (loss) on investments and
capital gains distributions	1	(235)	(65)	(63)
Net unrealized appreciation (depreciation)
of investments	17	793	603	372
Net increase (decrease) in net assets from operations	20	586	546	310
Changes from principal transactions:
Total unit transactions	213	1,172	1,718	(10)
Net increase (decrease) in assets derived from
principal transactions	213	1,172	1,718	(10)
Total increase (decrease) in net assets	233	1,758	2,264	300
Net assets at December 31, 2009	233	3,222	2,698	999

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	21	51	4
Total realized gain (loss) on investments and
capital gains distributions	14	87	565	(70)
Net unrealized appreciation (depreciation)
of investments	2	529	434	188
Net increase (decrease) in net assets from operations	17	637	1,050	122
Changes from principal transactions:
Total unit transactions	(90)	1,470	3,248	(318)
Net increase (decrease) in assets derived from
principal transactions	(90)	1,470	3,248	(318)
Total increase (decrease) in net assets	(73)	2,107	4,298	(196)
Net assets at December 31, 2010	$ 160	$ 5,329	$ 6,996	$ 803

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	T. Rowe Price	Templeton	Templeton
	Value Fund -	Foreign Fund -	Global Bond	Diversified
	Advisor Class	Class A	Fund - Class A	Value Portfolio
Net assets at January 1, 2009	$ 44	$ 658	$ 110,722	$ 80

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	8	4,618	2
Total realized gain (loss) on investments and
capital gains distributions	-	(231)	496	(14)
Net unrealized appreciation (depreciation)
of investments	24	584	15,852	25
Net increase (decrease) in net assets from operations	25	361	20,966	13
Changes from principal transactions:
Total unit transactions	40	127	23,922	(9)
Net increase (decrease) in assets derived from
principal transactions	40	127	23,922	(9)
Total increase (decrease) in net assets	65	488	44,888	4
Net assets at December 31, 2009	109	1,146	155,610	84

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	10	8,320	1
Total realized gain (loss) on investments and
capital gains distributions	(2)	(412)	1,697	(3)
Net unrealized appreciation (depreciation)
of investments	21	469	9,811	8
Net increase (decrease) in net assets from operations	21	67	19,828	6
Changes from principal transactions:
Total unit transactions	33	(110)	32,356	(4)
Net increase (decrease) in assets derived from
principal transactions	33	(110)	32,356	(4)
Total increase (decrease) in net assets	54	(43)	52,184	2
Net assets at December 31, 2010	$ 163	$ 1,103	$ 207,794	$ 86

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Small Company
	Equity Income	Growth	Wanger
	Portfolio	Portfolio	International	Wanger Select
Net assets at January 1, 2009	$ 165	$ 64	$ 6,819	$ 35,288

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	-	291	(407)
Total realized gain (loss) on investments and
capital gains distributions	(12)	(4)	(2,027)	(1,337)
Net unrealized appreciation (depreciation)
of investments	37	30	5,528	26,450
Net increase (decrease) in net assets from operations	31	26	3,792	24,706
Changes from principal transactions:
Total unit transactions	29	3	3,823	8,688
Net increase (decrease) in assets derived from
principal transactions	29	3	3,823	8,688
Total increase (decrease) in net assets	60	29	7,615	33,394
Net assets at December 31, 2009	225	93	14,434	68,682

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(1)	361	(228)
Total realized gain (loss) on investments and
capital gains distributions	(5)	(6)	(557)	191
Net unrealized appreciation (depreciation)
of investments	36	32	4,600	19,678
Net increase (decrease) in net assets from operations	35	25	4,404	19,641
Changes from principal transactions:
Total unit transactions	43	(8)	7,060	14,547
Net increase (decrease) in assets derived from
principal transactions	43	(8)	7,060	14,547
Total increase (decrease) in net assets	78	17	11,464	34,188
Net assets at December 31, 2010	$ 303	$ 110	$ 25,898	$ 102,870

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Washington	Washington	Wells Fargo
		Mutual	Mutual	Advantage
		Investors	Investors	Small Cap
		FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Wanger USA	Class R-3	Class R-4	Class A
Net assets at January 1, 2009	$ 14,699	$ 3,911	$ 60,944	$ 46

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(166)	85	1,468	(1)
Total realized gain (loss) on investments and
capital gains distributions	(583)	(409)	(2,180)	(1)
Net unrealized appreciation (depreciation)
of investments	7,498	999	12,168	28
Net increase (decrease) in net assets from operations	6,749	675	11,456	26
Changes from principal transactions:
Total unit transactions	2,743	(413)	2,599	16
Net increase (decrease) in assets derived from
principal transactions	2,743	(413)	2,599	16
Total increase (decrease) in net assets	9,492	262	14,055	42
Net assets at December 31, 2009	24,191	4,173	74,999	88

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(249)	58	1,052	-
Total realized gain (loss) on investments and
capital gains distributions	(533)	(226)	(1,504)	(2)
Net unrealized appreciation (depreciation)
of investments	6,881	658	9,427	20
Net increase (decrease) in net assets from operations	6,099	490	8,975	18
Changes from principal transactions:
Total unit transactions	5,606	(148)	(1,501)	12
Net increase (decrease) in assets derived from
principal transactions	5,606	(148)	(1,501)	12
Total increase (decrease) in net assets	11,705	342	7,474	30
Net assets at December 31, 2010	$ 35,896	$ 4,515	$ 82,473	$ 118

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

Wells Fargo
Advantage
Special Small
Cap Values
Fund - Class A
Net assets at January 1, 2009	$ 62,156

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(389)
Total realized gain (loss) on investments and
capital gains distributions	(4,393)
Net unrealized appreciation (depreciation)
of investments	23,251
Net increase (decrease) in net assets from operations	18,469
Changes from principal transactions:
Total unit transactions	2,088
Net increase (decrease) in assets derived from
principal transactions	2,088
Total increase (decrease) in net assets	20,557
Net assets at December 31, 2009	82,713

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(886)
Total realized gain (loss) on investments and
capital gains distributions	(4,905)
Net unrealized appreciation (depreciation)
of investments	22,926
Net increase (decrease) in net assets from operations	17,135
Changes from principal transactions:
Total unit transactions	(683)
Net increase (decrease) in assets derived from
principal transactions	(683)
Total increase (decrease) in net assets	16,452
Net assets at December 31, 2010	$ 99,165

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V.
(“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings (“IPOs”), sales or a combination thereof. On November 10, 2010, ING announced that while the option of one global IPO remains open, ING and its U.S. insurance affiliates, including the
Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S. focused IPO.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2010, the Account had 270 investment divisions (the “Divisions”), 105 of which invest in independently managed mutual funds and 165 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2010 and related Trusts are as follows:

	The Alger Funds II:	Allianz Funds:
	Alger Green Fund - Class A*	Allianz NFJ Dividend Value Fund - Class A*
	AllianceBernstein Growth and Income Fund, Inc.:	Allianz NFJ Large-Cap Value Fund - Institutional
	AllianceBernstein Growth and Income Fund, Inc. -	Class
	Class A	Allianz NFJ Small-Cap Value Fund - Class A
	AllianceBernstein Variable Products Series Fund, Inc.:	Amana Mutual Funds Trust:
	AllianceBernstein Growth and Income Portfolio -	Amana Growth Fund
	Class A	Amana Income Fund

188

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

American Balanced Fund®, Inc.:	Fidelity® Variable Insurance Products V:
American Balanced Fund® - Class R-3	Fidelity® VIP Asset ManagerSM Portfolio - Initial
American Century Government Income Trust:	Class
American Century Inflation-Adjusted Bond Fund -	Franklin Mutual Series Fund Inc.:
Investor Class*	Mutual Global Discovery Fund - Class R
American Century Quantitative Equity Funds, Inc.:	Franklin Strategic Series:
American Century Income & Growth Fund - A Class	Franklin Small-Mid Cap Growth Fund - Class A
Ariel Investment Trust:	Franklin Templeton Variable Insurance Products Trust:
Ariel Appreciation Fund	Franklin Small Cap Value Securities Fund - Class 2
Ariel Fund	Fundamental InvestorsSM, Inc.:
Artisan Funds, Inc.:	Fundamental InvestorsSM, Inc. - Class R-3
Artisan International Fund - Investor Shares	Fundamental InvestorsSM, Inc. - Class R-4
Aston Funds:	The Growth Fund of America®, Inc.:
Aston/Optimum Mid Cap Fund - Class N**	The Growth Fund of America® - Class R-3
BlackRock Equity Dividend Fund:	The Growth Fund of America® - Class R-4
BlackRock Equity Dividend Fund - Investor A	Hartford Mutual Funds, Inc.:
Shares**	The Hartford Capital Appreciation Fund - Class R4**
BlackRock Mid Cap Value Opportunities Series, Inc.:	The Hartford Dividend And Growth Fund -
BlackRock Mid Cap Value Opportunities Fund -	Class R4**
Investor A Shares*	The Income Fund of America®, Inc.:
The Bond Fund of AmericaSM, Inc.:	The Income Fund of America® - Class R-3
The Bond Fund of AmericaSM, Inc. - Class R-4	ING Balanced Portfolio, Inc.:
Calvert Variable Series, Inc.:	ING Balanced Portfolio - Class I
Calvert VP SRI Balanced Portfolio	ING Equity Trust:
Capital World Growth & Income FundSM, Inc.:	ING Real Estate Fund - Class A
Capital World Growth & Income FundSM, Inc. -	ING Funds Trust:
Class R-3*	ING GNMA Income Fund - Class A
Columbia Acorn Trust:	ING Intermediate Bond Fund - Class A
ColumbiaSM Acorn Fund® - Class A**	ING Intermediate Bond Portfolio:
ColumbiaSM Acorn Fund® - Class Z	ING Intermediate Bond Portfolio - Class I
Columbia Funds Series Trust:	ING Intermediate Bond Portfolio - Class S
Columbia Mid Cap Value Fund - Class A	ING Investors Trust:
Columbia Mid Cap Value Fund - Class Z	ING Artio Foreign Portfolio - Service Class
CRM Mutual Fund Trust:	ING BlackRock Large Cap Growth Portfolio -
CRM Mid Cap Value Fund - Investor Shares*	Institutional Class
Dodge & Cox Funds:	ING BlackRock Large Cap Growth Portfolio - Service
Dodge & Cox International Stock Fund**	Class
DWS Institutional Funds:	ING BlackRock Large Cap Growth Portfolio -
DWS Equity 500 Index Fund - Class S	Service 2 Class
Eaton Vance Special Investment Trust:	ING Clarion Global Real Estate Portfolio -
Eaton Vance Large-Cap Value Fund - Class R*	Institutional Class
EuroPacific Growth Fund®:	ING Clarion Real Estate Portfolio - Institutional Class
EuroPacific Growth Fund® - Class R-3	ING Clarion Real Estate Portfolio - Service Class
EuroPacific Growth Fund® - Class R-4	ING FMRSM Diversified Mid Cap Portfolio - Service
Fidelity® Contrafund®:	Class
Fidelity® Advisor New Insights Fund - Institutional	ING Global Resources Portfolio - Institutional Class
Class**	ING Global Resources Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING Janus Contrarian Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING JPMorgan Emerging Markets Equity Portfolio -
Fidelity® VIP Growth Portfolio - Initial Class	Adviser Class
Fidelity® VIP High Income Portfolio - Initial Class	ING JPMorgan Emerging Markets Equity Portfolio -
Fidelity® VIP Overseas Portfolio - Initial Class	Institutional Class
Fidelity® Variable Insurance Products II:	ING JPMorgan Emerging Markets Equity Portfolio -
Fidelity® VIP Contrafund® Portfolio - Initial Class	Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING JPMorgan Small Cap Core Equity Portfolio -
Fidelity® Variable Insurance Products III:	Service Class
Fidelity® VIP Mid Cap Portfolio - Initial Class	ING Large Cap Growth Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Lord Abbett Growth and Income Portfolio -	ING Columbia Small Cap Value Portfolio - Adviser
Institutional Class	Class*
ING Lord Abbett Growth and Income Portfolio -	ING Columbia Small Cap Value Portfolio - Service
Service Class	Class
ING Marsico Growth Portfolio - Institutional Class	ING Davis New York Venture Portfolio - Service
ING Marsico Growth Portfolio - Service Class	Class
ING Marsico International Opportunities Portfolio -	ING Fidelity® VIP Mid Cap Portfolio - Service Class
Adviser Class	ING Index Solution 2015 Portfolio - Service Class**
ING Marsico International Opportunities Portfolio -	ING Index Solution 2015 Portfolio - Service 2
Service Class	Class**
ING MFS Total Return Portfolio - Adviser Class	ING Index Solution 2025 Portfolio - Service Class**
ING MFS Total Return Portfolio - Institutional Class	ING Index Solution 2025 Portfolio - Service 2
ING MFS Total Return Portfolio - Service Class	Class**
ING MFS Utilities Portfolio - Service Class	ING Index Solution 2035 Portfolio - Service Class**
ING PIMCO High Yield Portfolio - Institutional Class	ING Index Solution 2035 Portfolio - Service 2
ING PIMCO High Yield Portfolio - Service Class	Class**
ING Pioneer Equity Income Portfolio - Institutional	ING Index Solution 2045 Portfolio - Service Class**
Class	ING Index Solution 2045 Portfolio - Service 2
ING Pioneer Equity Income Portfolio - Service Class*	Class**
ING Pioneer Fund Portfolio - Institutional Class	ING Index Solution 2055 Portfolio - Service Class**
ING Pioneer Fund Portfolio - Service Class	ING Index Solution 2055 Portfolio - Service 2
ING Pioneer Mid Cap Value Portfolio - Institutional	Class**
Class	ING Index Solution Income Portfolio - Service 2
ING Pioneer Mid Cap Value Portfolio - Service Class	Class**
ING T. Rowe Price Capital Appreciation Portfolio -	ING JPMorgan Mid Cap Value Portfolio - Adviser
Service Class	Class
ING T. Rowe Price Equity Income Portfolio - Adviser	ING JPMorgan Mid Cap Value Portfolio - Service
Class	Class
ING T. Rowe Price Equity Income Portfolio - Service	ING Legg Mason ClearBridge Aggressive Growth
Class	Portfolio - Adviser Class
ING Templeton Global Growth Portfolio -	ING Legg Mason ClearBridge Aggressive Growth
Institutional Class	Portfolio - Initial Class
ING Templeton Global Growth Portfolio - Service	ING Legg Mason ClearBridge Aggressive Growth
Class	Portfolio - Service Class
ING U.S. Stock Index Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Adviser Class
ING Van Kampen Growth and Income Portfolio -	ING Oppenheimer Global Portfolio - Initial Class
Service Class	ING Oppenheimer Global Portfolio - Service Class
ING Wells Fargo HealthCare Portfolio - Service Class	ING Oppenheimer Global Strategic Income
ING Money Market Portfolio:	Portfolio - Adviser Class
ING Money Market Portfolio - Class I	ING Oppenheimer Global Strategic Income
ING Mutual Funds:	Portfolio - Initial Class
ING Global Real Estate Fund - Class A*	ING Oppenheimer Global Strategic Income
ING International Capital Appreciation Fund -	Portfolio - Service Class
Class I*	ING PIMCO Total Return Portfolio - Adviser Class
ING International SmallCap Multi-Manager Fund -	ING PIMCO Total Return Portfolio - Service Class
Class A	ING Pioneer High Yield Portfolio - Initial Class
ING Partners, Inc.:	ING Pioneer High Yield Portfolio - Service Class
ING American Century Small-Mid Cap Value	ING Solution 2015 Portfolio - Adviser Class
Portfolio - Adviser Class	ING Solution 2015 Portfolio - Service Class
ING American Century Small-Mid Cap Value	ING Solution 2015 Portfolio - Service 2 Class**
Portfolio - Service Class	ING Solution 2025 Portfolio - Adviser Class
ING Baron Small Cap Growth Portfolio - Adviser	ING Solution 2025 Portfolio - Service Class
Class	ING Solution 2025 Portfolio - Service 2 Class**
ING Baron Small Cap Growth Portfolio - Service	ING Solution 2035 Portfolio - Adviser Class
Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Insurance Trust:
ING Solution 2035 Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 5
ING Solution 2035 Portfolio - Service 2 Class**	ING GET U.S. Core Portfolio - Series 6
ING Solution 2045 Portfolio - Adviser Class	ING GET U.S. Core Portfolio - Series 7
ING Solution 2045 Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 8
ING Solution 2045 Portfolio - Service 2 Class**	ING GET U.S. Core Portfolio - Series 9
ING Solution 2055 Portfolio - Service Class**	ING GET U.S. Core Portfolio - Series 10
ING Solution 2055 Portfolio - Service 2 Class**	ING GET U.S. Core Portfolio - Series 11
ING Solution Growth Portfolio - Service Class	ING Variable Portfolios, Inc.:
ING Solution Income Portfolio - Adviser Class	ING BlackRock Science and Technology
ING Solution Income Portfolio - Service Class	Opportunities Portfolio - Class I
ING Solution Income Portfolio - Service 2 Class**	ING Index Plus LargeCap Portfolio - Class I
ING Solution Moderate Portfolio - Service Class	ING Index Plus LargeCap Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth	ING Index Plus MidCap Portfolio - Class I
Portfolio - Adviser Class	ING Index Plus MidCap Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth	ING Index Plus SmallCap Portfolio - Class I
Portfolio - Initial Class	ING Index Plus SmallCap Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth	ING International Index Portfolio - Class I
Portfolio - Service Class	ING International Index Portfolio - Class S*
ING T. Rowe Price Growth Equity Portfolio - Adviser	ING Russell™ Large Cap Growth Index Portfolio -
Class	Class I*
ING T. Rowe Price Growth Equity Portfolio - Initial	ING Russell™ Large Cap Growth Index Portfolio -
Class	Class S*
ING T. Rowe Price Growth Equity Portfolio - Service	ING Russell™ Large Cap Index Portfolio - Class I
Class	ING Russell™ Large Cap Index Portfolio - Class S**
ING Templeton Foreign Equity Portfolio - Adviser	ING Russell™ Large Cap Value Index Portfolio -
Class	Class I*
ING Templeton Foreign Equity Portfolio - Initial	ING Russell™ Large Cap Value Index Portfolio -
Class	Class S*
ING Templeton Foreign Equity Portfolio - Service	ING Russell™ Mid Cap Growth Index Portfolio -
Class	Class S*
ING Thornburg Value Portfolio - Adviser Class	ING Russell™ Mid Cap Index Portfolio - Class I
ING Thornburg Value Portfolio - Initial Class	ING Russell™ Small Cap Index Portfolio - Class I
ING UBS U.S. Large Cap Equity Portfolio - Adviser	ING Small Company Portfolio - Class I
Class	ING Small Company Portfolio - Class S
ING UBS U.S. Large Cap Equity Portfolio - Initial	ING U.S. Bond Index Portfolio - Class I
Class	ING Variable Products Trust:
ING UBS U.S. Large Cap Equity Portfolio - Service	ING International Value Portfolio - Class I
Class	ING International Value Portfolio - Class S
ING Van Kampen Comstock Portfolio - Adviser Class	ING MidCap Opportunities Portfolio - Class I
ING Van Kampen Comstock Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class S
ING Van Kampen Equity and Income Portfolio -	ING SmallCap Opportunities Portfolio - Class I
Adviser Class	ING SmallCap Opportunities Portfolio - Class S
ING Van Kampen Equity and Income Portfolio -	Invesco Growth Series:
Initial Class	Invesco Mid Cap Core Equity Fund - Class A
ING Van Kampen Equity and Income Portfolio -	Invesco Small Cap Growth Fund - Class A
Service Class	Invesco Investment Funds:
ING Series Fund, Inc.:	Invesco Global Health Care Fund - Investor Class
ING Core Equity Research Fund - Class A*	Invesco Sector Funds:
ING Strategic Allocation Portfolios, Inc.:	Invesco U.S. Small Cap Value Fund - Class Y
ING Strategic Allocation Conservative Portfolio -	Invesco Van Kampen Small Cap Value Fund -
Class I	Class A*
ING Strategic Allocation Growth Portfolio - Class I	Invesco Variable Insurance Funds:
ING Strategic Allocation Moderate Portfolio - Class I	Invesco V.I. Capital Appreciation Fund - Series I
ING Variable Funds:	Shares
ING Growth and Income Portfolio - Class A	Invesco V.I. Core Equity Fund - Series I Shares
ING Growth and Income Portfolio - Class I
ING Growth and Income Portfolio - Class S

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Janus Aspen Series:	Pax World Funds Series Trust I:
Janus Aspen Series Balanced Portfolio - Institutional	Pax World Balanced Fund - Individual Investor
Shares	Class
Janus Aspen Series Enterprise Portfolio - Institutional	PIMCO Variable Insurance Trust:
Shares	PIMCO Real Return Portfolio - Administrative
Janus Aspen Series Flexible Bond Portfolio -	Class
Institutional Shares	Pioneer High Yield Fund:
Janus Aspen Series Janus Portfolio - Institutional	Pioneer High Yield Fund - Class A
Shares	Pioneer Variable Contracts Trust:
Janus Aspen Series Worldwide Portfolio -	Pioneer Emerging Markets VCT Portfolio - Class I
Institutional Shares	Pioneer High Yield VCT Portfolio - Class I
The Lazard Funds, Inc.:	RiverSource® Investment Series, Inc.:
Lazard Emerging Markets Equity Portfolio - Open	Columbia Diversified Equity Income Fund -
Shares*	Class R-3*
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	Columbia Diversified Equity Income Fund -
LKCM Funds:	Class R-4
LKCM Aquinas Growth Fund	SmallCap World Fund, Inc.:
Loomis Sayles Funds I:	SMALLCAP World Fund® - Class R-4
Loomis Sayles Small Cap Value Fund - Retail Class	T. Rowe Price Mid-Cap Value Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc.:	T. Rowe Price Mid-Cap Value Fund - R Class
Lord Abbett Developing Growth Fund, Inc. -	T. Rowe Price Value Fund, Inc.:
Class A**	T. Rowe Price Value Fund - Advisor Class
Lord Abbett Investment Trust:	Templeton Funds, Inc.:
Lord Abbett Core Fixed Income Fund - Class A**	Templeton Foreign Fund - Class A
Lord Abbett Mid Cap Value Fund, Inc.:	Templeton Income Trust:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	Templeton Global Bond Fund - Class A
Lord Abbett Research Fund, Inc.:	Vanguard® Variable Insurance Fund:
Lord Abbett Small-Cap Value Fund - Class A	Diversified Value Portfolio
Lord Abbett Series Fund, Inc.:	Equity Income Portfolio
Lord Abbett Series Fund - Mid-Cap Value Portfolio -	Small Company Growth Portfolio
Class VC	Wanger Advisors Trust:
Massachusetts Investors Growth Stock Fund:	Wanger International
Massachusetts Investors Growth Stock Fund - Class A	Wanger Select
Neuberger Berman Equity Funds®:	Wanger USA
Neuberger Berman Socially Responsive Fund® -	Washington Mutual Investors FundSM, Inc.:
Trust Class	Washington Mutual Investors FundSM, Inc. -
New Perspective Fund®, Inc.:	Class R-3
New Perspective Fund®, Inc. - Class R-3	Washington Mutual Investors FundSM, Inc. -
New Perspective Fund®, Inc. - Class R-4	Class R-4
Oppenheimer Capital Appreciation Fund:	Wells Fargo Funds Trust:
Oppenheimer Capital Appreciation Fund - Class A	Wells Fargo Advantage Small Cap Value Fund -
Oppenheimer Developing Markets Fund:	Class A
Oppenheimer Developing Markets Fund - Class A	Wells Fargo Advantage Special Small Cap Values
Oppenheimer Gold & Special Minerals Fund:	Fund - Class A
Oppenheimer Gold & Special Minerals Fund -
Class A**
Oppenheimer International Bond Fund:	* Division added to the list in 2009
Oppenheimer International Bond Fund - Class A**	** Division added to the list in 2010
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Small- & Mid-Cap Growth Fund/VA
Oppenheimer Strategic Bond Fund/VA

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Divisions were changed during 2010. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Calvert Variable Series, Inc.:	Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	Calvert Social Balanced Portfolio
ING Investors Trust:	ING Investors Trust:
ING Large Cap Growth Portfolio - Service Class	ING Evergreen Omega Portfolio - Service Class
ING Lord Abbett Growth and Income Portfolio -	ING Lord Abbett Affiliated Portfolio - Institutional
Institutional Class	Class
ING Lord Abbett Growth and Income Portfolio -	ING Lord Abbett Affiliated Portfolio - Service Class
Service Class
ING U.S. Stock Index Portfolio - Institutional Class	ING Stock Index Portfolio - Institutional Class
ING Wells Fargo HealthCare Portfolio - Service Class	ING Evergreen Health Sciences Portfolio - Service
Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth	ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class	Portfolio - Adviser Class
ING Legg Mason ClearBridge Aggressive Growth	ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Legg Mason ClearBridge Aggressive Growth	ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class	Portfolio - Service Class
ING Oppenheimer Global Strategic Income Portfolio -	ING Oppenheimer Strategic Income Portfolio -
Adviser Class	Adviser Class
ING Oppenheimer Global Strategic Income Portfolio -	ING Oppenheimer Strategic Income Portfolio - Initial
Initial Class	Class
ING Oppenheimer Global Strategic Income Portfolio -	ING Oppenheimer Strategic Income Portfolio -
Service Class	Service Class
ING Solution Moderate Portfolio - Service Class	ING Solution Growth and Income Portfolio - Service
Class
ING Series Fund, Inc.:	ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	ING Growth and Income Fund - Class A
Invesco Growth Series:	AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	AIM Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A	AIM Small Cap Growth Fund - Class A
Invesco Investment Funds:	AIM Investment Funds:
Invesco Global Health Care Fund - Investor Class	AIM Global Health Care Fund - Investor Class
Invesco Sector Funds:	Morgan Stanley Institutional Fund Trust:
Invesco U.S. Small Cap Value Fund - Class Y	Morgan Stanley U.S. Small Cap Value Portfolio -
Class I
Invesco Sector Funds:	Van Kampen Equity Trust:
Invesco Van Kampen Small Cap Value Fund -	Van Kampen Small Cap Value Fund - Class A
Class A
Invesco Variable Insurance Funds:	AIM Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I	AIM V.I. Capital Appreciation Fund - Series I Shares
Shares
Invesco V.I. Core Equity Fund - Series I Shares	AIM V.I. Core Equity Fund - Series I Shares
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Small- & Mid-Cap Growth Fund/VA	Oppenheimer MidCap Fund/VA
Pax World Funds Series Trust I:	Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	Pax World Balanced Fund

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name	Former Name
RiverSource® Investment Series, Inc.:	RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class R-3	RiverSource® Diversified Equity Income Fund -
Class R-3
Columbia Diversified Equity Income Fund - Class R-4	RiverSource® Diversified Equity Income Fund -
Class R-4
Wells Fargo Funds Trust:	Evergreen Equity Trust:
Wells Fargo Advantage Special Small Cap Value	Evergreen Special Values Fund - Class A
Fund - Class A

During 2010, the following Divisions were closed to contractowners:

ING Investors Trust:
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Partners, Inc.:
ING Baron Asset Portfolio - Service Class
ING Index Solution 2015 Portfolio - Adviser Class
ING Index Solution 2025 Portfolio - Adviser Class
ING Index Solution 2035 Portfolio - Adviser Class
ING Index Solution 2045 Portfolio - Adviser Class
ING Index Solution Income Portfolio - Adviser Class
ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Portfolio - Class I
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I

The following Divisions were available to contractowners during 2010, but had no net assets as of December 31, 2010:

Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I

The following Divisions were offered during 2010, but had no activity as of
December 31, 2010:

The Alger Funds:	Calvert World Values Fund, Inc.:
Alger Capital Appreciation Fund - Class A	Calvert Capital Accumulation Fund - Class A
Alger Small Cap Growth Fund - Class A	Capital World Growth & Income FundSM, Inc.:
Allianz Funds:	American Funds Capital World Growth and Income
Allianz NFJ Small-Cap Value Fund - Institutional	FundSM - Class R-4
Class	American Funds Capital World Growth and Income
American Balanced Fund®, Inc.:	FundSM - Class R-5
American Funds American Balanced Fund® -	Columbia Acorn Trust:
Class R-4	ColumbiaSM Acorn USA® - Class A Shares
American Century Mutual Funds:	Davis New York Venture Fund, Inc.:
American Century Ultra Fund - A Class	Davis New York Venture Fund - Class R
American Funds American Mutual Fund®:	DFA Investment Dimensions Group, Inc.:
American Funds American Mutual Fund® - Class R-4	DFA International Small Company Portfolio -
Artisan Funds, Inc.:	Institutional Class
Artisan International Value Fund - Investor Shares	Dodge & Cox Funds:
BlackRock Large Cap Series Funds, Inc.:	Dodge & Cox Stock Fund
BlackRock Large Cap Value Fund - Investor A Shares

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Advisor Series I:	ING Partners, Inc. (continued):
Fidelity® Advisor Balanced Fund - Class T	ING Index Solution Income Portfolio - Service Class
Fidelity® Advisor Equity Growth Fund - Class T	ING Solution 2055 Portfolio - Adviser Class
Fidelity® Advisor Equity Income Fund - Class T	ING Solution 2055 Portfolio - Initial Class
Fidelity® Advisor Growth Opportunities Fund -	ING Thornburg Value Portfolio - Service Class
Class T	ING American Century Small-Mid Cap Value
Fidelity® Advisor Leveraged Company Stock Fund -	Portfolio - Initial Class
Institutional Class	ING PIMCO Total Return Portfolio - Initial Class
Fidelity® Variable Insurance Products:	ING Series Fund, Inc.:
Fidelity® VIP Equity-Income Portfolio - Service	ING Index Plus LargeCap Fund - Class A
Class 2	ING Index Plus MidCap Fund - Class A
Fidelity® VIP Growth Portfolio - Service Class 2	ING Index Plus MidCap Fund - Class R
Fidelity® Variable Insurance Products II:	ING Index Plus SmallCap Fund - Class A
Fidelity® VIP Contrafund® Portfolio - Service	ING Money Market Fund - Class A
Class 2	ING Small Company Fund - Class A
Fidelity® Variable Insurance Products III:	ING Capital Allocation Fund - Class A
Fidelity® VIP Mid Cap Portfolio - Initial Class	ING Variable Portfolios, Inc.:
Franklin Value Investors Trust:	ING BlackRock Science and Technology
Franklin Balance Sheet Investment Fund - Class A	Opportunities Portfolio - Class S
Goldman Sachs Trust:	Invesco Equity Funds:
Goldman Sachs Capital Growth Fund - Class A Shares	Invesco Charter Fund - Class A
Goldman Sachs Concentrated International Equity	Invesco Constellation Fund - Class A
Fund - Class A Shares	Invesco Investment Funds:
The Growth Fund of America®, Inc.:	Invesco Endeavor Fund - Class A
American Funds The Growth Fund of America® -	Invesco Investment Securities Funds:
Class A	Invesco Dynamics Fund - Investor Class
American Funds The Growth Fund of America® -	Invesco Income Fund - Class A
Class R-5	Invesco Sector Funds:
ING Equity Trust:	Invesco U.S. Small Cap Value Fund - Class A
ING SmallCap Opportunities Fund - Class A	Janus Aspen Series:
ING Growth Opportunities Fund - Class A	Janus Aspen Series Overseas Portfolio - Institutional
ING Value Choice Fund - Class A	Shares
ING Funds Trust:	Janus Investment Fund:
ING Intermediate Bond Fund - Class I	Janus Contrarian Fund - Class T Shares
ING Investors Trust:	Keeley Small Cap Value Fund, Inc.:
ING Artio Foreign Portfolio - Institutional Class	Keeley Small Cap Value Fund - Class A
ING FMRSM Diversified Mid Cap Portfolio - Adviser	The Lazard Funds, Inc.:
Class	Lazard International Equity Portfolio - Open Shares
ING Marsico Growth Portfolio - Adviser Class	Lazard U.S. Small-Mid Cap Equity Portfolio - Open
ING Large Cap Growth Portfolio - Adviser Class	Shares
ING Large Cap Growth Portfolio - Institutional Class	Legg Mason Special Investment Trust, Inc.:
ING Pioneer Mid Cap Value Portfolio - Adviser Class	Legg Mason Capital Management Special Investment
ING Mayflower Trust:	Trust, Inc. - Class C
ING International Value Fund - Class A	Loomis Sayles Funds II:
ING Mutual Funds:	Loomis Sayles Investment Grade Bond Fund -
ING Global Real Estate Fund - Class I	Class Y
ING Global Value Choice Fund - Class A	Lord Abbett Securities Trust:
ING Partners, Inc.:	Lord Abbett Fundamental Equity Fund - Class A
ING Davis New York Venture Portfolio - Adviser	MainStay Funds:
Class	Mainstay Large Cap Growth Fund - Class R3
ING Index Solution 2015 Portfolio - Initial Class	MFS® Series Trust II:
ING Index Solution 2025 Portfolio - Initial Class	MFS® Growth Fund - Class A
ING Index Solution 2035 Portfolio - Initial Class	MFS® Series Trust V:
ING Index Solution 2045 Portfolio - Initial Class	MFS® Research Fund - Class A
ING Index Solution 2055 Portfolio - Adviser Class	MFS® Total Return Fund - Class A
ING Index Solution 2055 Portfolio - Initial Class	MFS® Total Return Fund - Class I
ING Index Solution Income Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

MFS® Series Trust VI:	RiverSource® High Yield Income Series, Inc.:
MFS® Global Equity Fund - Class A	Columbia High Yield Bond Fund - Class R3
Morgan Stanley Institutional Fund Trust:	RiverSource® Investment Series, Inc.:
Morgan Stanley Institutional Fund Trust Mid Cap	Columbia Diversified Equity Income Fund - Class R5
Growth Portfolio - Class P Shares	Columbia Mid Cap Value Opportunity Fund -
Neuberger Berman Equity Funds®:	Class R5
Neuberger Berman Genesis Fund® - Trust Class	The Royce Fund:
Neuberger Berman Genesis Fund - Advisor Class	Royce Total Return Fund - Class K
Oppenheimer Capital Income Fund:	T. Rowe Price Science and Technology Fund, Inc.:
Oppenheimer Capital Income Fund - Class A	T. Rowe Price Science and Technology Fund -
Oppenheimer Champion Income Fund:	Advisor Class
Oppenheimer Champion Income Fund - Class A	Thornburg Investment Trust:
Oppenheimer Global Fund:	Thornburg Core Growth Fund - Class R5
Oppenheimer Global Fund - Class A	Thornburg International Value Fund - Class R4
Oppenheimer Integrity Funds:	Vanguard® Bond Index Funds:
Oppenheimer Core Bond Fund - Class A	Vanguard® Total Bond Market Index Fund - Signal®
Oppenheimer International Bond Fund:	Shares
Oppenheimer International Bond Fund - Class Y	Vanguard® Index Funds:
Oppenheimer International Small Company Fund:	Vanguard® 500 Index Fund - Investor Shares
Oppenheimer International Small Company Fund -	Vanguard® 500 Index Fund - Signal® Shares
Class A	Vanguard® Extended Market Index Fund - Signal®
Oppenheimer International Small Company Fund -	Shares
Class Y	Vanguard® Mid-Cap Index Fund - Signal® Shares
Parnassus Income Funds:	Vanguard® Small-Cap Index Fund - Signal® Shares
Parnassus Investments Equity Income Fund - Investor	Vanguard® Total Stock Market Index Fund - Signal®
Shares	Shares
Pioneer Equity Income Fund:	Vanguard® Institutional Index Fund:
Pioneer Equity Income Fund - Class A	Vanguard® Institutional Index Fund - Institutional
Pioneer Strategic Income Fund:	Shares
Pioneer Strategic Income Fund - Class A	The Victory Portfolios:
Pioneer Variable Contracts Trust:	Victory Small Company Opportunity Fund - Class R
Pioneer Equity-Income VCT Portfolio - Class II	Wells Fargo Funds Trust:
Prudential Investment Portfolios, Inc.:	Wells Fargo Advantage Special Mid Cap Value
Prudential Jennison Equity Opportunity Fund -	Fund - Admin Cl
Class A	Wells Fargo Advantage Special Small Cap Value
Prudential Jennison Growth Fund - Class A	Fund - Class F

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and
Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2010 and for the years ended
December 31, 2010 and 2009, were issued.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3.	Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic
820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each Class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account under FASB Accounting Standards CodificationTM (“ASC”) Topic 820, “Fair Value
Measurements and Disclosures” (“ASC Topic 820”). As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Account’s net assets and results of operations.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

§ The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§ The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§ Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on
June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

“Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure
Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an
SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability
Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§ Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§ Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§ Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on
April 1, 2009. The Account determined, however, that there was no effect on the
Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds and funds of funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2010 and 2009, respectively, based on the priority of the inputs to the valuation technique below. The

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Account had no financial liabilities as of December 31, 2010.

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
		a)	Quoted prices for similar assets or liabilities in active markets;
		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
		c)	Inputs other than quoted market prices that are observable; and
		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
	§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is generally deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.25% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

For certain Contracts, an additional annual charge of 1.00% is deducted daily from the accumulation value of Contracts for contractowners who select the Five-Year Guaranteed
Minimum Income feature.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

6. Related Party Transactions

During the year ended December 31, 2010, management and service fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the
ING Equity Trust, ING Funds Trust, ING Mutual Funds, ING Variable Products Trust,
ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING Balanced Portfolio,
Inc., ING Series Fund, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Insurance Trust, and ING Variable Portfolios, Inc. The annual fee rate ranged from 0.08% to 0.98% of the average net assets of each respective Fund.

In addition, management fees were paid to DSL in its capacity as investment adviser to
ING Partners, Inc. and ING Investors Trust. The Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
The Alger Funds II:
Alger Green Fund - Class A	$ 1,077	$ 655	$ 1,099 $	120
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	45	71	47	28
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	52	82	139	139
Allianz Funds:
Allianz NFJ Dividend Value Fund - Class A	132	34	124	3
Allianz NFJ Large-Cap Value Fund - Institutional Class	1,141	602	778	344
Allianz NFJ Small-Cap Value Fund - Class A	133	380	169	41
Amana Mutual Funds Trust:
Amana Growth Fund	10,748	405	5,191	111
Amana Income Fund	17,199	863	9,758	249
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	880	1,102	1,252	383
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	12,112	3,469	9,501	523
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	590	700	693	362
Ariel Investment Trust:
Ariel Appreciation Fund	173	95	143	198
Ariel Fund	1,665	853	313	148
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	1,482	921	1,554	367
Aston Funds:
Aston/Optimum Mid Cap Fund - Class N	2,834	186	-	-
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	165	-	-	-
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	4,883	1,195	277	33
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	4,391	2,376	4,973	1,293
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	2,530	4,029	2,761	4,030
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	336	16	14	-
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	8	-	-	-
ColumbiaSM Acorn Fund® - Class Z	4,760	1,045	1,394	316
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	988	729	938	199
Columbia Mid Cap Value Fund - Class Z	1,928	907	890	414
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	227	105	66	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	$ 4	$ -	$ -	$-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	75	9	57	25
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	50	30	13	-
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	1,803	1,385	2,475	1,051
EuroPacific Growth Fund® - Class R-4	27,961	15,026	36,287	6,354
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	34	-	-	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	12,832	28,856	14,983	19,963
Fidelity® VIP Growth Portfolio - Initial Class	7,280	15,084	4,888	14,995
Fidelity® VIP High Income Portfolio - Initial Class	3,380	2,953	3,807	1,703
Fidelity® VIP Overseas Portfolio - Initial Class	2,743	5,611	3,314	4,004
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	41,318	97,150	53,592	47,901
Fidelity® VIP Index 500 Portfolio - Initial Class	8,482	7,657	9,154	5,369
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	3,509	1,148	3,336	879
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	1,389	1,777	1,970	1,408
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	587	374	1,065	314
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	91	121	132	126
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	20,129	10,984	14,896	6,520
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	357	148	462	22
Fundamental InvestorsSM, Inc. - Class R-4	8,555	1,812	9,754	529
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	2,615	2,081	3,278	1,307
The Growth Fund of America® - Class R-4	26,374	21,746	36,478	6,825
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	258	84	-	-
The Hartford Dividend And Growth Fund - Class R4	74	33	-	-
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	478	436	477	520
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	12,862	42,425	29,437	45,467
ING Equity Trust:
ING Real Estate Fund - Class A	310	331	392	468
ING Funds Trust:
ING GNMA Income Fund - Class A	2,022	2,180	2,513	542
ING Intermediate Bond Fund - Class A	880	782	957	836

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	$ 46,058	$ 59,238	$ 46,741	$ 32,627
ING Intermediate Bond Portfolio - Class S	207	58	167	48
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	1,451	7,415	4,504	6,638
ING BlackRock Large Cap Growth Portfolio - Institutional Class	3,507	7,645	3,531	6,118
ING BlackRock Large Cap Growth Portfolio - Service Class	261	242	84	41
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	67	47	109	52
ING Clarion Global Real Estate Portfolio - Institutional Class	11,324	5,712	7,385	4,547
ING Clarion Real Estate Portfolio - Institutional Class	1,933	1,599	1,904	1,444
ING Clarion Real Estate Portfolio - Service Class	13,022	5,105	6,238	2,811
ING FMRSM Diversified Mid Cap Portfolio - Service Class	11,909	1,974	10,690	913
ING Global Resources Portfolio - Institutional Class	-	-	-	5
ING Global Resources Portfolio - Service Class	16,350	12,441	16,997	11,089
ING Janus Contrarian Portfolio - Service Class	8,194	1,752	4,511	2,053
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	313	363	176	91
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	7,456	8,090	8,778	3,854
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	6,144	6,297	6,630	3,619
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	2,673	894	1,258	488
ING Large Cap Growth Portfolio - Service Class	2,927	425	443	201
ING Lord Abbett Growth and Income Portfolio - Institutional Class	5,318	8,949	3,665	9,271
ING Lord Abbett Growth and Income Portfolio - Service Class	69	44	105	45
ING Marsico Growth Portfolio - Institutional Class	1,987	1,591	1,736	1,146
ING Marsico Growth Portfolio - Service Class	128	24	98	137
ING Marsico International Opportunities Portfolio - Adviser Class	6	111	97	11
ING Marsico International Opportunities Portfolio - Service Class	1,262	2,587	1,571	1,608
ING MFS Total Return Portfolio - Adviser Class	122	34	434	153
ING MFS Total Return Portfolio - Institutional Class	2,563	6,221	4,071	4,809
ING MFS Total Return Portfolio - Service Class	2,011	4,031	3,531	3,619
ING MFS Utilities Portfolio - Service Class	4,691	4,602	5,449	2,782
ING PIMCO High Yield Portfolio - Institutional Class	5,129	1,958	3,106	787
ING PIMCO High Yield Portfolio - Service Class	9,782	2,636	7,653	2,034
ING Pioneer Equity Income Portfolio - Institutional Class	9,478	16,081	11,788	13,441
ING Pioneer Equity Income Portfolio - Service Class	-	-	3	-
ING Pioneer Fund Portfolio - Institutional Class	4,928	1,747	2,580	1,932
ING Pioneer Fund Portfolio - Service Class	89	26	180	12
ING Pioneer Mid Cap Value Portfolio - Institutional Class	5,865	9,467	8,237	5,869
ING Pioneer Mid Cap Value Portfolio - Service Class	81	91	108	31
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	68,540	9,464	53,973	8,612
ING T. Rowe Price Equity Income Portfolio - Adviser Class	226	419	319	98
ING T. Rowe Price Equity Income Portfolio - Service Class	11,416	28,389	20,324	3,903
ING Templeton Global Growth Portfolio - Institutional Class	123	166	165	421
ING Templeton Global Growth Portfolio - Service Class	765	805	1,140	494
ING U.S. Stock Index Portfolio - Institutional Class	1,599	218	944	123
ING Van Kampen Growth and Income Portfolio - Service Class	4,262	3,126	3,956	2,134
ING Wells Fargo HealthCare Portfolio - Service Class	1,650	1,955	2,308	1,384

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	$ 1,049	$ 2,402	$ 737	$ 527
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	52,050	112,992	46,792	184,310
ING Mutual Funds:
ING Global Real Estate Fund - Class A	21	3	25	-
ING International Capital Appreciation Fund - Class I	8	1	3	-
ING International SmallCap Multi-Manager Fund - Class A	213	446	283	459
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser
Class	35	23	18	14
ING American Century Small-Mid Cap Value Portfolio - Service
Class	8,825	6,414	7,999	2,561
ING Baron Asset Portfolio - Service Class	319	3,333	750	625
ING Baron Small Cap Growth Portfolio - Adviser Class	97	50	601	60
ING Baron Small Cap Growth Portfolio - Service Class	10,108	13,686	13,190	4,239
ING Columbia Small Cap Value Portfolio - Adviser Class	1	-	18	-
ING Columbia Small Cap Value Portfolio - Service Class	853	335	505	281
ING Davis New York Venture Portfolio - Service Class	2,320	2,122	2,653	1,371
ING Fidelity® VIP Mid Cap Portfolio - Service Class	2,782	1,413	3,095	1,294
ING Index Solution 2015 Portfolio - Adviser Class	178	370	221	106
ING Index Solution 2015 Portfolio - Service Class	51	-	-	-
ING Index Solution 2015 Portfolio - Service 2 Class	842	183	-	-
ING Index Solution 2025 Portfolio - Adviser Class	320	1,040	507	1
ING Index Solution 2025 Portfolio - Service Class	28	-	-	-
ING Index Solution 2025 Portfolio - Service 2 Class	1,775	354	-	-
ING Index Solution 2035 Portfolio - Adviser Class	73	448	242	2
ING Index Solution 2035 Portfolio - Service Class	21	-	-	-
ING Index Solution 2035 Portfolio - Service 2 Class	1,092	104	-	-
ING Index Solution 2045 Portfolio - Adviser Class	49	201	118	-
ING Index Solution 2045 Portfolio - Service Class	1	-	-	-
ING Index Solution 2045 Portfolio - Service 2 Class	551	26	-	-
ING Index Solution 2055 Portfolio - Service Class	3	-	-	-
ING Index Solution 2055 Portfolio - Service 2 Class	-	-	-	-
ING Index Solution Income Portfolio - Adviser Class	7	68	79	29
ING Index Solution Income Portfolio - Service 2 Class	187	32	-	-
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	54	34	40	43
ING JPMorgan Mid Cap Value Portfolio - Service Class	2,441	3,729	3,261	2,730
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Adviser
Class	6	41	71	51
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial
Class	3,937	11,346	2,295	9,351
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service
Class	22	17	33	40
ING Oppenheimer Global Portfolio - Adviser Class	89	46	191	145
ING Oppenheimer Global Portfolio - Initial Class	18,058	50,460	28,987	41,623
ING Oppenheimer Global Portfolio - Service Class	142	59	118	13
ING Oppenheimer Global Strategic Income Portfolio - Adviser Class	303	109	148	200

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Oppenheimer Global Strategic Income Portfolio - Initial Class	$ 25,923	$ 20,685	$ 18,280	$ 12,530
ING Oppenheimer Global Strategic Income Portfolio - Service Class	435	50	393	92
ING PIMCO Total Return Portfolio - Adviser Class	1,317	582	592	291
ING PIMCO Total Return Portfolio - Service Class	65,731	20,241	78,253	14,633
ING Pioneer High Yield Portfolio - Initial Class	6,944	4,319	8,590	2,273
ING Pioneer High Yield Portfolio - Service Class	229	76	50	5
ING Solution 2015 Portfolio - Adviser Class	2,043	16,774	3,484	1,582
ING Solution 2015 Portfolio - Service Class	13,811	3,963	12,831	2,590
ING Solution 2015 Portfolio - Service 2 Class	17,927	3,526	-	-
ING Solution 2025 Portfolio - Adviser Class	1,566	20,444	4,269	1,407
ING Solution 2025 Portfolio - Service Class	16,642	3,520	18,954	2,684
ING Solution 2025 Portfolio - Service 2 Class	21,945	2,693	-	-
ING Solution 2035 Portfolio - Adviser Class	946	17,667	4,059	919
ING Solution 2035 Portfolio - Service Class	13,300	3,482	16,109	942
ING Solution 2035 Portfolio - Service 2 Class	19,285	3,075	-	-
ING Solution 2045 Portfolio - Adviser Class	822	12,634	3,224	651
ING Solution 2045 Portfolio - Service Class	9,900	2,037	12,290	612
ING Solution 2045 Portfolio - Service 2 Class	14,095	1,156	-	-
ING Solution 2055 Portfolio - Service Class	217	10	-	-
ING Solution 2055 Portfolio - Service 2 Class	157	-	-	-
ING Solution Growth Portfolio - Service Class	486	94	589	122
ING Solution Income Portfolio - Adviser Class	555	8,495	1,281	1,588
ING Solution Income Portfolio - Service Class	4,496	1,998	3,049	1,445
ING Solution Income Portfolio - Service 2 Class	8,513	3,477	-	-
ING Solution Moderate Portfolio - Service Class	938	167	1,104	383
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser
Class	98	54	58	57
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	11,233	23,810	9,357	16,669
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	141	54	135	173
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	240	279	116	103
ING T. Rowe Price Growth Equity Portfolio - Initial Class	10,023	19,530	10,974	11,145
ING T. Rowe Price Growth Equity Portfolio - Service Class	296	156	270	150
ING Templeton Foreign Equity Portfolio - Adviser Class	112	24	33	14
ING Templeton Foreign Equity Portfolio - Initial Class	6,066	9,417	5,039	9,310
ING Templeton Foreign Equity Portfolio - Service Class	29	5	25	23
ING Thornburg Value Portfolio - Adviser Class	67	142	36	29
ING Thornburg Value Portfolio - Initial Class	6,004	10,571	8,914	6,743
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	8	18	28	10
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	2,854	9,820	3,241	8,840
ING UBS U.S. Large Cap Equity Portfolio - Service Class	4	-	3	-
ING Van Kampen Comstock Portfolio - Adviser Class	22	36	49	22
ING Van Kampen Comstock Portfolio - Service Class	3,737	8,881	4,594	6,774
ING Van Kampen Equity and Income Portfolio - Adviser Class	18	35	121	15
ING Van Kampen Equity and Income Portfolio - Initial Class	10,181	24,640	9,358	26,427
ING Van Kampen Equity and Income Portfolio - Service Class	66	19	46	74

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	$ 165	$ 113	$ 128	$ 27
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	5,941	6,465	6,113	4,828
ING Strategic Allocation Growth Portfolio - Class I	5,920	6,087	12,607	5,232
ING Strategic Allocation Moderate Portfolio - Class I	6,988	5,824	11,759	6,010
ING Variable Funds:
ING Growth and Income Portfolio - Class A	156	22	58	97
ING Growth and Income Portfolio - Class I	84,713	130,885	18,945	104,037
ING Growth and Income Portfolio - Class S	487	59	522	83
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	7	239	16	68
ING GET U.S. Core Portfolio - Series 6	41	173	44	287
ING GET U.S. Core Portfolio - Series 7	32	333	40	331
ING GET U.S. Core Portfolio - Series 8	8	9	13	429
ING GET U.S. Core Portfolio - Series 9	3	7	3	3
ING GET U.S. Core Portfolio - Series 10	2	8	2	1
ING GET U.S. Core Portfolio - Series 11	1	1	1	1
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	6,732	6,047	8,536	3,390
ING Index Plus LargeCap Portfolio - Class I	12,099	34,377	15,574	25,583
ING Index Plus LargeCap Portfolio - Class S	25	90	11	21
ING Index Plus MidCap Portfolio - Class I	14,311	33,790	15,518	16,645
ING Index Plus MidCap Portfolio - Class S	174	146	153	35
ING Index Plus SmallCap Portfolio - Class I	8,323	11,076	8,025	9,573
ING Index Plus SmallCap Portfolio - Class S	10	6	56	17
ING International Index Portfolio - Class I	2,910	2,853	18,581	1,131
ING International Index Portfolio - Class S	14	18	17	-
ING Opportunistic Large Cap Portfolio - Class I	2,825	78,199	37,556	7,752
ING Russell™ Large Cap Growth Index Portfolio - Class I	2,005	1,298	3,553	1,230
ING Russell™ Large Cap Growth Index Portfolio - Class S	162	62	328	27
ING Russell™ Large Cap Index Portfolio - Class I	3,182	2,078	7,144	1,861
ING Russell™ Large Cap Index Portfolio - Class S	9	-	-	-
ING Russell™ Large Cap Value Index Portfolio - Class I	86	22	90	21
ING Russell™ Large Cap Value Index Portfolio - Class S	1,336	918	2,161	498
ING Russell™ Mid Cap Growth Index Portfolio - Class S	1,357	564	2,829	128
ING Russell™ Mid Cap Index Portfolio - Class I	2,386	550	1,804	417
ING Russell™ Small Cap Index Portfolio - Class I	3,035	530	1,295	344
ING Small Company Portfolio - Class I	7,705	10,751	6,351	7,667
ING Small Company Portfolio - Class S	12	9	17	24
ING U.S. Bond Index Portfolio - Class I	3,810	2,498	3,370	1,062

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Products Trust:
ING International Value Portfolio - Class I	$ 7,026	$ 26,928	$ 11,002	$ 10,812
ING International Value Portfolio - Class S	36	56	54	71
ING MidCap Opportunities Portfolio - Class I	8,292	2,248	1,887	1,245
ING MidCap Opportunities Portfolio - Class S	1,889	141	130	17
ING SmallCap Opportunities Portfolio - Class I	6,075	1,610	2,131	1,389
ING SmallCap Opportunities Portfolio - Class S	128	18	11	13
Invesco Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	3,099	748	1,956	150
Invesco Small Cap Growth Fund - Class A	7	5	3	-
Invesco Investment Funds:
Invesco Global Health Care Fund - Investor Class	29	18	44	35
Invesco Sector Funds:
Invesco U.S. Small Cap Value Fund - Class Y	3,896	753	1,127	574
Invesco Van Kampen Small Cap Value Fund - Class A	142	109	70	2
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	878	2,029	1,297	2,044
Invesco V.I. Core Equity Fund - Series I Shares	1,510	4,728	3,081	4,023
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	22	55	40	55
Janus Aspen Series Enterprise Portfolio - Institutional Shares	20	60	21	39
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	10	7	12	55
Janus Aspen Series Janus Portfolio - Institutional Shares	3	14	5	23
Janus Aspen Series Worldwide Portfolio - Institutional Shares	19	49	14	47
The Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	-	-	-	-
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	1,507	467	663	103
LKCM Funds:
LKCM Aquinas Growth Fund	36	35	68	68
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	1,717	388	1,362	193
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc. - Class A	18	-	-	-
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	4	-	-	-
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	210	97	185	83
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	194	133	147	202
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	3,889	13,915	4,309	9,443
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	72	43	73	264
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	2,549	274	1,198	433

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	$ 491	$ 551	$ 650 $	390
New Perspective Fund®, Inc. - Class R-4	9,857	4,117	8,848	3,325
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	133	249	138	135
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	38,216	20,090	38,842	9,605
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	38	-	-	-
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	52	-	-	-
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	9	36	31	77
Oppenheimer Main Street Fund®/VA	1	9	1	8
Oppenheimer Main Street Small Cap Fund®/VA	2,356	2,093	2,117	748
Oppenheimer Small- & Mid-Cap Growth Fund/VA	-	4	-	3
Oppenheimer Strategic Bond Fund/VA	11	8	3	22
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	4,145	10,370	5,679	4,710
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	48,198	9,360	44,680	6,642
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	786	1,010	1,194	535
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	5,213	7,641	9,342	3,791
Pioneer Equity Income VCT Portfolio - Class I	-	-	44	44
Pioneer High Yield VCT Portfolio - Class I	4,149	3,351	4,453	2,287
Pioneer Mid Cap Value VCT Portfolio - Class I	1	1	51	51
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	807	8,861	3,780	610
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class R-3	92	181	222	7
Columbia Diversified Equity Income Fund - Class R-4	2,119	628	1,720	519
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	5,217	1,917	2,111	386
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	118	432	168	176
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	50	14	42	1
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	263	364	286	151
Templeton Income Trust:
Templeton Global Bond Fund - Class A	49,416	8,740	34,297	5,757

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	$ 7	$ 10	$ 11 $	17
Equity Income Portfolio	58	10	55	19
Small Company Growth Portfolio	8	18	9	6
Wanger Advisors Trust:
Wanger International	9,186	1,765	6,318	2,204
Wanger Select	18,361	4,041	11,134	2,853
Wanger USA	7,428	2,071	3,806	1,230
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	564	642	661	989
Washington Mutual Investors FundSM, Inc. - Class R-4	7,556	7,792	9,128	5,061
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	24	12	18	3
Wells Fargo Advantage Special Small Cap Values Fund - Class A	7,877	9,446	6,770	5,072

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding were as follows:

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
The Alger Funds II:
Alger Green Fund - Class A	141,653	117,849	23,804	128,151	37,583	90,568
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	16,793	19,248	(2,455)	23,403	21,093	2,310
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	4,582	7,123	(2,541)	18,493	19,345	(852)
Allianz Funds:
Allianz NFJ Dividend Value Fund - Class A	18,336	10,513	7,823	21,562	10,573	10,989
Allianz NFJ Large-Cap Value Fund - Institutional Class	151,788	83,349	68,439	125,348	54,442	70,906
Allianz NFJ Small-Cap Value Fund - Class A	13,769	30,584	(16,815)	22,926	12,334	10,592
Amana Mutual Funds Trust:
Amana Growth Fund	1,482,984	525,369	957,615	598,954	58,076	540,878
Amana Income Fund	1,908,155	417,788	1,490,367	1,053,817	83,411	970,406
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	196,819	223,903	(27,084)	259,494	174,659	84,835
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	1,713,749	953,052	760,697	970,926	124,494	846,432
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	147,928	162,308	(14,380)	176,895	138,224	38,671
Ariel Investment Trust:
Ariel Appreciation Fund	27,362	20,375	6,987	29,135	30,605	(1,470)
Ariel Fund	204,877	126,738	78,139	84,795	61,462	23,333
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	407,387	334,222	73,165	262,712	87,125	175,587
Aston Funds:
Aston/Optimum Mid Cap Fund - Class N	295,252	45,847	249,405	-	-	-
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	15,481	2	15,479	-	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	439,373	175,323	264,050	24,067	3,401	20,666
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	816,433	640,049	176,384	657,902	275,615	382,287
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	271,534	359,124	(87,590)	339,058	436,345	(97,287)
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	31,876	6,500	25,376	1,129	1	1,128
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	653	-	653	-	-	-
ColumbiaSM Acorn Fund® - Class Z	547,398	190,910	356,488	190,973	42,502	148,471
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	192,754	164,606	28,148	191,968	79,695	112,273
Columbia Mid Cap Value Fund - Class Z	233,762	122,114	111,648	128,854	58,761	70,093
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	25,071	15,235	9,836	10,962	5,206	5,756
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	299	-	299	-	-	-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	5,995	834	5,161	5,473	2,374	3,099
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	4,154	2,380	1,774	1,101	-	1,101
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	331,860	310,727	21,133	396,218	297,913	98,305
EuroPacific Growth Fund® - Class R-4	4,549,396	3,844,161	705,235	4,883,302	2,824,983	2,058,319
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	4,438	1,311	3,127	-	-	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,256,647	3,350,761	(1,094,114)	3,214,042	3,734,349	(520,307)
Fidelity® VIP Growth Portfolio - Initial Class	2,917,042	3,363,027	(445,985)	2,914,425	3,518,809	(604,384)
Fidelity® VIP High Income Portfolio - Initial Class	341,067	356,462	(15,395)	456,314	285,403	170,911
Fidelity® VIP Overseas Portfolio - Initial Class	485,201	696,533	(211,332)	674,438	747,193	(72,755)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	13,914,298	15,157,315	(1,243,017)	12,437,181	12,096,628	340,553
Fidelity® VIP Index 500 Portfolio - Initial Class	519,762	603,631	(83,869)	679,668	633,917	45,751
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	327,822	162,279	165,543	371,130	143,058	228,072
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	81,496	112,973	(31,477)	129,145	118,865	10,280
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	95,666	84,722	10,944	149,512	93,222	56,290
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	24,433	27,280	(2,847)	31,797	31,630	167
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	2,577,541	2,064,161	513,380	1,849,172	1,493,670	355,502
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	116,011	91,342	24,669	74,129	13,763	60,366
Fundamental InvestorsSM, Inc. - Class R-4	1,813,422	1,012,664	800,758	1,786,581	440,942	1,345,639
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	583,377	540,230	43,147	753,521	536,030	217,491
The Growth Fund of America® - Class R-4	5,996,832	5,604,283	392,549	7,328,391	4,305,334	3,023,057
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	23,938	7,398	16,540	-	-	-
The Hartford Dividend And Growth Fund - Class R4	7,345	3,186	4,159	-	-	-
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	98,192	100,523	(2,331)	121,787	131,043	(9,256)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	4,712,385	6,226,402	(1,514,017)	2,763,347	4,160,361	(1,397,014)
ING Equity Trust:
ING Real Estate Fund - Class A	58,754	63,710	(4,956)	66,555	76,982	(10,427)
ING Funds Trust:
ING GNMA Income Fund - Class A	225,619	246,338	(20,719)	258,970	109,364	149,606
ING Intermediate Bond Fund - Class A	168,473	176,344	(7,871)	161,257	169,917	(8,660)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	8,540,074	9,440,580	(900,506)	6,530,718	6,637,935	(107,217)
ING Intermediate Bond Portfolio - Class S	16,271	5,163	11,108	13,869	3,156	10,713
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	1,873,339	2,319,747	(446,408)	900,246	1,131,472	(231,226)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1,379,091	1,833,561	(454,470)	1,855,248	2,199,746	(344,498)
ING BlackRock Large Cap Growth Portfolio - Service Class	29,851	28,224	1,627	20,155	15,263	4,892
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	6,631	4,385	2,246	15,875	6,805	9,070
ING Clarion Global Real Estate Portfolio - Institutional Class	1,823,495	1,682,944	140,551	1,952,084	1,638,079	314,005
ING Clarion Real Estate Portfolio - Institutional Class	188,549	164,687	23,862	245,040	204,183	40,857
ING Clarion Real Estate Portfolio - Service Class	2,281,454	1,566,442	715,012	1,710,024	1,309,265	400,759
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,681,609	946,393	735,216	1,569,633	603,000	966,633
ING Global Resources Portfolio - Institutional Class	-	(1)	1	-	624	(624)
ING Global Resources Portfolio - Service Class	4,664,897	4,393,098	271,799	4,154,286	3,449,907	704,379
ING Janus Contrarian Portfolio - Service Class	1,572,114	796,234	775,880	1,054,299	647,786	406,513
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	15,568	20,467	(4,899)	15,326	7,566	7,760
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	561,100	730,974	(169,874)	896,062	581,232	314,830
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,010,554	1,109,677	(99,123)	844,046	660,999	183,047
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	264,664	122,654	142,010	190,256	106,877	83,379
ING Large Cap Growth Portfolio - Service Class	229,020	40,374	188,646	44,312	19,375	24,937
ING Lord Abbett Growth and Income Portfolio - Institutional Class	2,505,921	2,951,079	(445,158)	2,092,725	2,889,702	(796,977)
ING Lord Abbett Growth and Income Portfolio - Service Class	12,251	9,403	2,848	65,186	57,017	8,169
ING Marsico Growth Portfolio - Institutional Class	371,058	331,264	39,794	414,301	330,347	83,954
ING Marsico Growth Portfolio - Service Class	37,453	27,544	9,909	19,214	24,619	(5,405)
ING Marsico International Opportunities Portfolio - Adviser Class	375	13,730	(13,355)	13,006	1,883	11,123
ING Marsico International Opportunities Portfolio - Service Class	220,238	331,857	(111,619)	330,672	345,390	(14,718)
ING MFS Total Return Portfolio - Adviser Class	9,981	1,922	8,059	45,398	15,605	29,793
ING MFS Total Return Portfolio - Institutional Class	668,223	991,313	(323,090)	811,812	1,020,503	(208,691)
ING MFS Total Return Portfolio - Service Class	469,670	601,463	(131,793)	540,532	568,631	(28,099)
ING MFS Utilities Portfolio - Service Class	757,963	796,916	(38,953)	789,309	689,729	99,580
ING PIMCO High Yield Portfolio - Institutional Class	461,543	248,772	212,771	303,751	98,866	204,885
ING PIMCO High Yield Portfolio - Service Class	1,108,112	680,043	428,069	964,144	500,365	463,779

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Pioneer Equity Income Portfolio - Institutional Class	3,778,950	4,975,372	(1,196,422)	5,046,580	4,976,718	69,862
ING Pioneer Equity Income Portfolio - Service Class	342	386	(44)	387	-	387
ING Pioneer Fund Portfolio - Institutional Class	720,447	411,607	308,840	563,240	487,456	75,784
ING Pioneer Fund Portfolio - Service Class	9,923	3,402	6,521	26,114	1,902	24,212
ING Pioneer Mid Cap Value Portfolio - Institutional Class	2,032,649	2,437,870	(405,221)	2,394,060	2,120,091	273,969
ING Pioneer Mid Cap Value Portfolio - Service Class	29,001	29,996	(995)	36,819	27,096	9,723
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	9,237,628	4,820,009	4,417,619	8,208,080	4,276,913	3,931,167
ING T. Rowe Price Equity Income Portfolio - Adviser Class	19,049	39,742	(20,693)	35,979	10,624	25,355
ING T. Rowe Price Equity Income Portfolio - Service Class	7,831,293	9,108,724	(1,277,431)	6,784,621	5,475,029	1,309,592
ING Templeton Global Growth Portfolio - Institutional Class	13,875	17,890	(4,015)	56,373	77,878	(21,505)
ING Templeton Global Growth Portfolio - Service Class	139,183	146,600	(7,417)	214,981	127,770	87,211
ING U.S. Stock Index Portfolio - Institutional Class	140,789	23,860	116,929	104,552	17,734	86,818
ING Van Kampen Growth and Income Portfolio - Service Class	693,986	580,260	113,726	731,010	528,467	202,543
ING Wells Fargo HealthCare Portfolio - Service Class	348,758	368,725	(19,967)	484,926	387,974	96,952
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	172,385	347,266	(174,881)	131,874	98,779	33,095
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	13,974,028	17,020,686	(3,046,658)	14,418,890	21,768,298	(7,349,408)
ING Mutual Funds:
ING Global Real Estate Fund - Class A	6,325	5,062	1,263	1,746	-	1,746
ING International Capital Appreciation Fund - Class I	1,231	678	553	231	14	217
ING International SmallCap Multi-Manager Fund - Class A	35,060	50,962	(15,902)	48,400	62,633	(14,233)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	2,108	1,158	950	1,633	1,648	(15)
ING American Century Small-Mid Cap Value Portfolio - Service Class	2,426,715	2,317,165	109,550	2,167,525	1,759,978	407,547
ING Baron Asset Portfolio - Service Class	126,521	482,251	(355,730)	225,118	201,954	23,164
ING Baron Small Cap Growth Portfolio - Adviser Class	9,407	4,853	4,554	75,119	7,703	67,416
ING Baron Small Cap Growth Portfolio - Service Class	2,947,533	3,123,153	(175,620)	3,327,664	2,446,219	881,445
ING Columbia Small Cap Value Portfolio - Adviser Class	74	-	74	2,674	-	2,674
ING Columbia Small Cap Value Portfolio - Service Class	231,564	174,917	56,647	122,280	90,512	31,768
ING Davis New York Venture Portfolio - Service Class	321,444	318,964	2,480	403,609	297,989	105,620
ING Fidelity® VIP Mid Cap Portfolio - Service Class	306,486	188,422	118,064	235,699	181,311	54,388

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Index Solution 2015 Portfolio - Adviser Class	21,425	40,815	(19,390)	24,530	9,849	14,681
ING Index Solution 2015 Portfolio - Service Class	5,073	2	5,071	-	-	-
ING Index Solution 2015 Portfolio - Service 2 Class	84,908	22,639	62,269	-	-	-
ING Index Solution 2025 Portfolio - Adviser Class	37,694	115,076	(77,382)	66,094	30	66,064
ING Index Solution 2025 Portfolio - Service Class	2,061	-	2,061	-	-	-
ING Index Solution 2025 Portfolio - Service 2 Class	184,454	52,425	132,029	-	-	-
ING Index Solution 2035 Portfolio - Adviser Class	8,960	50,889	(41,929)	34,745	301	34,444
ING Index Solution 2035 Portfolio - Service Class	1,915	(1)	1,916	-	-	-
ING Index Solution 2035 Portfolio - Service 2 Class	116,799	24,333	92,466	-	-	-
ING Index Solution 2045 Portfolio - Adviser Class	6,287	23,750	(17,463)	16,601	111	16,490
ING Index Solution 2045 Portfolio - Service Class	38	-	38	-	-	-
ING Index Solution 2045 Portfolio - Service 2 Class	56,448	7,523	48,925	-	-	-
ING Index Solution 2055 Portfolio - Service Class	256	-	256	-	-	-
ING Index Solution 2055 Portfolio - Service 2 Class	18	1	17	-	-	-
ING Index Solution Income Portfolio - Adviser Class	747	6,736	(5,989)	8,970	3,093	5,877
ING Index Solution Income Portfolio - Service 2 Class	21,957	7,068	14,889	-	-	-
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	4,019	2,298	1,721	3,418	4,845	(1,427)
ING JPMorgan Mid Cap Value Portfolio - Service Class	473,470	546,831	(73,361)	554,955	533,831	21,124
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Adviser Class	633	4,742	(4,109)	11,006	7,373	3,633
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	1,401,390	1,979,797	(578,407)	1,349,996	2,053,099	(703,103)
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class	2,792	2,168	624	12,662	13,294	(632)
ING Oppenheimer Global Portfolio - Adviser Class	7,591	4,199	3,392	11,157	6,119	5,038
ING Oppenheimer Global Portfolio - Initial Class	6,708,567	9,861,179	(3,152,612)	6,711,682	9,887,520	(3,175,838)
ING Oppenheimer Global Portfolio - Service Class	10,273	4,632	5,641	9,736	1,242	8,494
ING Oppenheimer Global Strategic Income Portfolio - Adviser Class	21,680	7,267	14,413	12,340	18,469	(6,129)
ING Oppenheimer Global Strategic Income Portfolio - Initial Class	3,677,388	3,552,941	124,447	3,094,797	2,992,699	102,098
ING Oppenheimer Global Strategic Income Portfolio - Service Class	50,911	19,317	31,594	51,900	18,654	33,246
ING PIMCO Total Return Portfolio - Adviser Class	86,452	35,474	50,978	42,778	23,828	18,950
ING PIMCO Total Return Portfolio - Service Class	8,136,537	5,431,508	2,705,029	7,616,429	3,416,374	4,200,055
ING Pioneer High Yield Portfolio - Initial Class	1,619,389	1,490,029	129,360	1,017,428	478,388	539,040
ING Pioneer High Yield Portfolio - Service Class	17,444	7,091	10,353	5,526	1,877	3,649

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Adviser Class	338,670	1,640,501	(1,301,831)	708,028	564,424	143,604
ING Solution 2015 Portfolio - Service Class	1,816,759	981,431	835,328	1,921,891	981,529	940,362
ING Solution 2015 Portfolio - Service 2 Class	1,937,267	640,594	1,296,673	-	-	-
ING Solution 2025 Portfolio - Adviser Class	354,162	2,076,046	(1,721,884)	995,774	691,384	304,390
ING Solution 2025 Portfolio - Service Class	2,635,373	1,461,678	1,173,695	3,025,023	1,315,890	1,709,133
ING Solution 2025 Portfolio - Service 2 Class	2,274,477	566,788	1,707,689	-	-	-
ING Solution 2035 Portfolio - Adviser Class	286,562	1,799,158	(1,512,596)	887,912	537,460	350,452
ING Solution 2035 Portfolio - Service Class	2,231,641	1,349,651	881,990	2,558,142	878,535	1,679,607
ING Solution 2035 Portfolio - Service 2 Class	1,936,436	511,170	1,425,266	-	-	-
ING Solution 2045 Portfolio - Adviser Class	194,723	1,258,940	(1,064,217)	565,424	291,190	274,234
ING Solution 2045 Portfolio - Service Class	2,036,203	1,300,711	735,492	1,866,419	552,378	1,314,041
ING Solution 2045 Portfolio - Service 2 Class	1,407,049	265,282	1,141,767	-	-	-
ING Solution 2055 Portfolio - Service Class	20,098	926	19,172	-	-	-
ING Solution 2055 Portfolio - Service 2 Class	16,896	1,810	15,086	-	-	-
ING Solution Growth Portfolio - Service Class	61,688	17,428	44,260	79,222	17,916	61,306
ING Solution Income Portfolio - Adviser Class	105,787	797,829	(692,042)	199,144	277,710	(78,566)
ING Solution Income Portfolio - Service Class	606,445	415,137	191,308	364,366	244,677	119,689
ING Solution Income Portfolio - Service 2 Class	841,314	383,001	458,313	-	-	-
ING Solution Moderate Portfolio - Service Class	103,183	23,722	79,461	147,885	62,299	85,586
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	7,074	3,075	3,999	7,541	7,055	486
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	3,792,667	4,816,050	(1,023,383)	4,379,955	5,167,474	(787,519)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	20,190	12,596	7,594	22,222	23,821	(1,599)
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	22,737	26,602	(3,865)	14,322	12,610	1,712
ING T. Rowe Price Growth Equity Portfolio - Initial Class	3,311,494	3,495,977	(184,483)	2,578,334	2,538,610	39,724
ING T. Rowe Price Growth Equity Portfolio - Service Class	80,134	68,009	12,125	71,484	57,843	13,641
ING Templeton Foreign Equity Portfolio - Adviser Class	12,053	1,716	10,337	5,367	1,981	3,386
ING Templeton Foreign Equity Portfolio - Initial Class	1,550,476	2,117,048	(566,572)	1,816,214	2,411,920	(595,706)
ING Templeton Foreign Equity Portfolio - Service Class	2,929	530	2,399	3,257	2,780	477
ING Thornburg Value Portfolio - Adviser Class	4,945	12,571	(7,626)	3,966	3,384	582
ING Thornburg Value Portfolio - Initial Class	709,235	977,392	(268,157)	1,111,777	1,016,268	95,509
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	838	1,977	(1,139)	2,910	515	2,395

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	566,138	1,093,397	(527,259)	841,529	1,410,276	(568,747)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	494	(1)	495	337	23	314
ING Van Kampen Comstock Portfolio - Adviser Class	1,829	3,578	(1,749)	6,182	3,967	2,215
ING Van Kampen Comstock Portfolio - Service Class	1,016,974	1,479,441	(462,467)	984,248	1,280,949	(296,701)
ING Van Kampen Equity and Income Portfolio - Adviser Class	1,009	3,078	(2,069)	12,292	1,466	10,826
ING Van Kampen Equity and Income Portfolio - Initial Class	2,632,160	4,163,581	(1,531,421)	3,168,735	5,141,132	(1,972,397)
ING Van Kampen Equity and Income Portfolio - Service Class	1,707	487	1,220	1,428	2,575	(1,147)
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	16,078	12,366	3,712	13,627	4,167	9,460
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	747,516	814,139	(66,623)	610,517	626,697	(16,180)
ING Strategic Allocation Growth Portfolio - Class I	940,285	1,038,631	(98,346)	1,114,404	1,058,520	55,884
ING Strategic Allocation Moderate Portfolio - Class I	923,628	964,343	(40,715)	1,221,558	1,154,601	66,957
ING Variable Funds:
ING Growth and Income Portfolio - Class A	17,534	2,142	15,392	7,711	16,604	(8,893)
ING Growth and Income Portfolio - Class I	7,435,484	8,643,832	(1,208,348)	4,731,369	10,252,286	(5,520,917)
ING Growth and Income Portfolio - Class S	61,797	17,685	44,112	68,276	16,639	51,637
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	-	22,229	(22,229)	-	5,737	(5,737)
ING GET U.S. Core Portfolio - Series 6	-	13,528	(13,528)	11,312	35,690	(24,378)
ING GET U.S. Core Portfolio - Series 7	2,652	32,470	(29,818)	4,889	35,115	(30,226)
ING GET U.S. Core Portfolio - Series 8	2,206	2,470	(264)	1,268	42,523	(41,255)
ING GET U.S. Core Portfolio - Series 9	-	481	(481)	842	864	(22)
ING GET U.S. Core Portfolio - Series 10	-	635	(635)	27	27	-
ING GET U.S. Core Portfolio - Series 11	-	29	(29)	32	38	(6)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	3,661,949	3,451,937	210,012	4,089,157	2,677,033	1,412,124
ING Index Plus LargeCap Portfolio - Class I	2,520,283	4,135,055	(1,614,772)	3,179,901	4,347,128	(1,167,227)
ING Index Plus LargeCap Portfolio - Class S	1,875	9,062	(7,187)	224	2,765	(2,541)
ING Index Plus MidCap Portfolio - Class I	4,076,518	5,133,360	(1,056,842)	4,401,087	4,555,552	(154,465)
ING Index Plus MidCap Portfolio - Class S	16,709	15,052	1,657	18,288	4,586	13,702

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Index Plus SmallCap Portfolio - Class I	1,680,563	1,872,272	(191,709)	1,752,123	1,940,524	(188,401)
ING Index Plus SmallCap Portfolio - Class S	1,274	821	453	8,478	2,737	5,741
ING International Index Portfolio - Class I	635,621	702,663	(67,042)	2,677,101	312,846	2,364,255
ING International Index Portfolio - Class S	1,854	2,371	(517)	1,449	-	1,449
ING Opportunistic Large Cap Portfolio - Class I	932,873	6,605,656	(5,672,783)	3,266,014	1,148,039	2,117,975
ING Russell™ Large Cap Growth Index Portfolio - Class I	197,098	143,691	53,407	373,677	152,728	220,949
ING Russell™ Large Cap Growth Index Portfolio - Class S	19,313	11,164	8,149	41,627	12,703	28,924
ING Russell™ Large Cap Index Portfolio - Class I	585,390	480,629	104,761	1,288,358	501,374	786,984
ING Russell™ Large Cap Index Portfolio - Class S	698	15	683	-	-	-
ING Russell™ Large Cap Value Index Portfolio - Class I	10,217	5,704	4,513	9,126	2,496	6,630
ING Russell™ Large Cap Value Index Portfolio - Class S	116,940	101,661	15,279	222,970	58,287	164,683
ING Russell™ Mid Cap Growth Index Portfolio - Class S	140,230	87,096	53,134	266,294	28,919	237,375
ING Russell™ Mid Cap Index Portfolio - Class I	368,526	163,485	205,041	348,940	140,076	208,864
ING Russell™ Small Cap Index Portfolio - Class I	390,566	133,652	256,914	228,049	94,240	133,809
ING Small Company Portfolio - Class I	1,396,919	1,446,648	(49,729)	1,201,815	1,177,502	24,313
ING Small Company Portfolio - Class S	584	324	260	1,637	2,488	(851)
ING U.S. Bond Index Portfolio - Class I	463,662	354,446	109,216	412,600	197,562	215,038
ING Variable Products Trust:
ING International Value Portfolio - Class I	4,793,317	6,475,410	(1,682,093)	4,876,892	5,052,979	(176,087)
ING International Value Portfolio - Class S	2,662	4,962	(2,300)	5,861	8,562	(2,701)
ING MidCap Opportunities Portfolio - Class I	828,669	416,673	411,996	370,474	307,196	63,278
ING MidCap Opportunities Portfolio - Class S	195,227	19,773	175,454	12,090	1,911	10,179
ING SmallCap Opportunities Portfolio - Class I	932,173	472,610	459,563	511,094	387,988	123,106
ING SmallCap Opportunities Portfolio - Class S	10,799	1,303	9,496	1,460	1,511	(51)
Invesco Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	410,411	228,358	182,053	189,583	32,854	156,729
Invesco Small Cap Growth Fund - Class A	567	375	192	356	1	355
Invesco Investment Funds:
Invesco Global Health Care Fund - Investor Class	3,564	3,182	382	1,737	1,400	337

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco Sector Funds:
Invesco U.S. Small Cap Value Fund - Class Y	492,901	210,227	282,674	148,863	81,684	67,179
Invesco Van Kampen Small Cap Value Fund - Class A	10,424	8,777	1,647	11,299	5,700	5,599
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	405,953	541,733	(135,780)	601,116	691,603	(90,487)
Invesco V.I. Core Equity Fund - Series I Shares	692,392	1,030,987	(338,595)	898,241	1,058,442	(160,201)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	555	1,795	(1,240)	1,528	2,532	(1,004)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	1,111	2,728	(1,617)	1,621	2,470	(849)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	334	370	(36)	535	2,380	(1,845)
Janus Aspen Series Janus Portfolio - Institutional Shares	181	827	(646)	734	1,959	(1,225)
Janus Aspen Series Worldwide Portfolio - Institutional Shares	749	2,609	(1,860)	1,300	3,754	(2,454)
The Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	16	-	16	-	-	-
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	3,079,970	2,951,821	128,149	114,790	28,663	86,127
LKCM Funds:
LKCM Aquinas Growth Fund	8,459	8,186	273	18,827	17,199	1,628
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	229,861	93,438	136,423	202,927	53,099	149,828
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc. - Class A	1,330	-	1,330	-	-	-
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	373	-	373	-	-	-
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	60,884	51,265	9,619	51,416	40,180	11,236
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	22,890	18,549	4,341	27,100	30,360	(3,260)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	2,860,586	3,672,153	(811,567)	2,762,576	3,296,565	(533,989)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	11,225	8,553	2,672	12,513	31,771	(19,258)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	352,938	116,809	236,129	257,617	151,328	106,289
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	76,107	82,396	(6,289)	91,756	73,558	18,198
New Perspective Fund®, Inc. - Class R-4	1,572,107	1,185,274	386,833	1,341,826	904,028	437,798
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	20,859	32,637	(11,778)	56,312	54,343	1,969
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	1,586,240	1,325,152	261,088	1,856,189	1,147,945	708,244
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	2,145	-	2,145	-	-	-
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	4,839	8	4,831	-	-	-
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	727	2,086	(1,359)	1,539	4,875	(3,336)
Oppenheimer Main Street Fund®/VA	-	933	(933)	19	984	(965)
Oppenheimer Main Street Small Cap Fund®/VA	350,892	324,799	26,093	435,835	276,209	159,626
Oppenheimer Small- & Mid-Cap Growth Fund/VA	-	479	(479)	71	508	(437)
Oppenheimer Strategic Bond Fund/VA	194	494	(300)	368	1,598	(1,230)
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	1,037,222	1,637,613	(600,391)	1,146,276	1,087,987	58,289
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	5,319,825	2,559,581	2,760,244	4,869,131	2,210,985	2,658,146
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	103,633	138,528	(34,895)	179,778	135,434	44,344
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	1,520,737	1,791,851	(271,114)	2,155,399	1,372,358	783,041
Pioneer Equity Income VCT Portfolio - Class I	9	9	-	4,935	4,940	(5)
Pioneer High Yield VCT Portfolio - Class I	525,939	542,695	(16,756)	671,092	563,003	108,089
Pioneer Mid Cap Value VCT Portfolio - Class I	87	87	-	4,324	4,324	-
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	236,499	1,172,688	(936,189)	737,762	238,163	499,599

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class R-3	48,573	60,606	(12,033)	49,908	20,148	29,760
Columbia Diversified Equity Income Fund - Class R-4	565,912	386,517	179,395	306,207	130,325	175,882
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	926,596	570,640	355,956	345,504	100,009	245,495
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	35,244	56,857	(21,613)	28,576	29,692	(1,116)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	4,551	944	3,607	5,453	59	5,394
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	53,808	63,196	(9,388)	56,946	44,584	12,362
Templeton Income Trust:
Templeton Global Bond Fund - Class A	4,006,876	2,510,372	1,496,504	3,261,557	2,014,101	1,247,456
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	457	824	(367)	2,048	3,405	(1,357)
Equity Income Portfolio	9,470	5,731	3,739	13,206	10,059	3,147
Small Company Growth Portfolio	916	1,760	(844)	4,394	3,944	450
Wanger Advisors Trust:
Wanger International	1,863,069	1,094,125	768,944	1,138,151	627,154	510,997
Wanger Select	2,768,704	1,782,379	986,325	1,954,522	1,171,233	783,289
Wanger USA	1,143,820	717,960	425,860	717,662	429,280	288,382
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	193,839	211,201	(17,362)	156,376	198,110	(41,734)
Washington Mutual Investors FundSM, Inc. - Class R-4	2,121,584	2,260,584	(139,000)	2,240,754	1,925,212	315,542
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	1,874	812	1,062	2,101	361	1,740
Wells Fargo Advantage Special Small Cap Values Fund - Class A	1,213,703	1,269,628	(55,925)	1,105,049	958,702	146,347

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9. Unit Summary

A summary of units outstanding at December 31, 2010 follows:

Division/Contract	Units	Unit Value	Extended Value
Alger Green Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	142.286	$ 9.00	$ 1,281
ING MAP PLUS NP19	240.760	8.90	2,143
Qualified VI	33,326.820	14.02	467,242
Qualified XII (0.25)	5.599	14.25	80
Qualified XII (0.30)	18.657	14.24	266
Qualified XII (0.50)	348.932	14.19	4,951
Qualified XII (0.55)	80.749	14.18	1,145
Qualified XII (0.60)	29.502	14.17	418
Qualified XII (0.65)	229.839	14.16	3,255
Qualified XII (0.70)	825.986	14.14	11,679
Qualified XII (0.75)	4,296.975	14.13	60,716
Qualified XII (0.80)	2,218.212	14.12	31,321
Qualified XII (0.85)	10,105.299	14.11	142,586
Qualified XII (0.90)	1,784.305	14.10	25,159
Qualified XII (0.95)	5,973.217	14.09	84,163
Qualified XII (1.00)	20,222.093	14.07	284,525
Qualified XII (1.05)	275.815	14.06	3,878
Qualified XII (1.10)	913.817	14.05	12,839
Qualified XII (1.15)	722.714	14.04	10,147
Qualified XII (1.25)	1,497.402	14.02	20,994
Qualified XII (1.40)	36.592	13.98	512
Qualified XII (1.45)	8.102	13.97	113
Qualified XII (1.50)	680.335	13.96	9,497
Qualified XVI	1,139.921	13.96	15,913
Qualified XXVII	26,163.663	14.36	375,710
Qualified XXXIV	1,259.696	14.10	17,762
Qualified XXXVIII	1,724.343	14.31	24,675
Qualified LIV	99.923	14.12	1,411
	114,371.554		$ 1,614,381
AllianceBernstein Growth and Income Fund, Inc. -
Class A
Contracts in accumulation period:
ING MAP PLUS NP9	4.338	$ 10.79	$ 47
ING MAP PLUS NP11	80.871	10.72	867
ING MAP PLUS NP13	3,052.710	10.64	32,481
ING MAP PLUS NP15	4,033.506	10.57	42,634
ING MAP PLUS NP17	2,543.494	10.50	26,707
ING MAP PLUS NP21	418.747	10.35	4,334
ING MAP PLUS NP23	205.058	10.28	2,108
ING MAP PLUS NP26	1,141.708	10.17	11,611
ING MAP PLUS NP27	6,965.607	10.14	70,631
	18,446.039		$ 191,420

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AllianceBernstein Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified X (1.15)	16,324.472	$ 11.00	$ 179,569
Qualified X (1.25)	24,674.292	10.93	269,690
Qualified XVIII	718.913	11.11	7,987
	41,717.677		$ 457,246
Allianz NFJ Dividend Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	9,393.032	$ 13.74	$ 129,060
ING MAP PLUS NP17	9,418.871	13.67	128,756
	18,811.903		$ 257,816
Allianz NFJ Large-Cap Value Fund - Institutional Class
Contracts in accumulation period:
Qualified VI	426.395	$ 7.78	$ 3,317
Qualified XLII	228,628.215	8.04	1,838,171
Qualified LIV	4,827.465	7.87	37,992
	233,882.075		$ 1,879,480
Allianz NFJ Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	58.467	$ 18.40	$ 1,076
ING MAP PLUS NP11	1,780.612	18.21	32,425
ING MAP PLUS NP14	6,784.036	18.02	122,248
ING MAP PLUS NP15	459.308	17.96	8,249
ING MAP PLUS NP17	897.546	17.83	16,003
ING MAP PLUS NP18	676.313	17.77	12,018
ING MAP PLUS NP21	6,260.159	17.59	110,116
ING MAP PLUS NP22	1,642.982	17.53	28,801
ING MAP PLUS NP23	1,799.579	17.47	31,439
ING MAP PLUS NP28	2,043.783	17.17	35,092
ING MAP PLUS NP30	34.874	17.05	595
	22,437.659		$ 398,062
Amana Growth Fund
Contracts in accumulation period:
ING Custom Choice 65	6.329	$ 14.24	$ 90
ING MAP PLUS NP11	39.732	14.16	563
ING MAP PLUS NP13	343.931	14.13	4,860
ING MAP PLUS NP15	800.731	14.11	11,298
ING MAP PLUS NP17	12,285.216	14.09	173,099
ING MAP PLUS NP18	3,003.397	14.08	42,288
ING MAP PLUS NP26	7.345	13.98	103
ING MAP PLUS NP29	2,017.072	13.95	28,138
Qualified VI	244,636.137	14.04	3,434,691
Qualified XII (0.00)	7,388.336	11.30	83,488
Qualified XII (0.05)	50,613.646	14.33	725,294
Qualified XII (0.30)	19,115.914	11.22	214,481
Qualified XII (0.40)	8,672.755	11.19	97,048
Qualified XII (0.50)	10,061.850	11.16	112,290
Qualified XII (0.55)	2,070.152	11.15	23,082

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Amana Growth Fund (continued)
Qualified XII (0.60)	4,017.450	$ 11.14	$ 44,754
Qualified XII (0.65)	16,015.825	11.12	178,096
Qualified XII (0.70)	4,040.869	11.11	44,894
Qualified XII (0.75)	151,347.197	11.10	1,679,954
Qualified XII (0.80)	45,563.625	11.08	504,845
Qualified XII (0.85)	109,430.814	11.07	1,211,399
Qualified XII (0.90)	6,226.377	11.06	68,864
Qualified XII (0.95)	52,828.397	11.05	583,754
Qualified XII (1.00)	568,786.242	11.03	6,273,712
Qualified XII (1.05)	1,776.669	11.02	19,579
Qualified XII (1.10)	4,653.992	11.01	51,240
Qualified XII (1.15)	1,331.490	10.99	14,633
Qualified XII (1.20)	10,857.039	10.98	119,210
Qualified XII (1.25)	23,837.513	10.97	261,498
Qualified XII (1.40)	1,136.236	10.93	12,419
Qualified XII (1.45)	225.330	10.92	2,461
Qualified XII (1.50)	577.525	10.90	6,295
Qualified XVI	6,550.732	13.98	91,579
Qualified XXVII	94,190.438	14.28	1,345,039
Qualified XXXIV	179.998	11.09	1,996
Qualified XXXVIII	6,036.157	11.30	68,209
Qualified LIV	24,478.852	14.15	346,376
Qualified LVI	8,271.151	14.27	118,029
	1,503,422.461		$ 17,999,648
Amana Income Fund
Contracts in accumulation period:
ING Custom Choice 62	181.397	$ 13.31	$ 2,414
ING Custom Choice 65	6.693	13.50	90
ING MAP PLUS NP9	2,481.994	13.44	33,358
ING MAP PLUS NP11	1,497.600	13.42	20,098
ING MAP PLUS NP15	606.700	13.37	8,112
ING MAP PLUS NP19	106.674	13.33	1,422
ING MAP PLUS NP22	215.068	13.30	2,860
ING MAP PLUS NP23	260.980	13.29	3,468
ING MAP PLUS NP26	289.122	13.25	3,831
ING MAP PLUS NP27	759.727	13.24	10,059
Qualified VI	376,353.079	13.31	5,009,259
Qualified XII (0.05)	47,509.327	13.58	645,177
Qualified XII (0.30)	21,014.846	11.18	234,946
Qualified XII (0.40)	7,768.255	11.16	86,694
Qualified XII (0.50)	7,440.479	11.13	82,813
Qualified XII (0.55)	604.365	11.12	6,721
Qualified XII (0.60)	3,093.886	11.10	34,342
Qualified XII (0.65)	18,743.261	11.09	207,863
Qualified XII (0.70)	1,701.958	11.08	18,858
Qualified XII (0.75)	477,897.084	11.07	5,290,321
Qualified XII (0.80)	86,108.101	11.05	951,495

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Amana Income Fund (continued)
Qualified XII (0.85)	196,017.764	$ 11.04	$ 2,164,036
Qualified XII (0.90)	24,649.199	11.03	271,881
Qualified XII (0.95)	67,671.353	11.01	745,062
Qualified XII (1.00)	600,684.463	11.00	6,607,529
Qualified XII (1.05)	49.525	10.99	544
Qualified XII (1.10)	22,452.877	10.97	246,308
Qualified XII (1.15)	3,566.776	10.96	39,092
Qualified XII (1.20)	1,126.916	10.95	12,340
Qualified XII (1.25)	32,394.657	10.94	354,398
Qualified XII (1.40)	941.851	10.90	10,266
Qualified XII (1.50)	564.870	10.87	6,140
Qualified XVI	9,969.807	13.25	132,100
Qualified XXVI	504.915	13.38	6,756
Qualified XXVII	356,863.067	13.81	4,928,279
Qualified XXXIV	1,325.660	11.06	14,662
Qualified XXXVIII	16,394.101	11.26	184,598
Qualified LIV	71,150.415	13.41	954,127
Qualified LVI	5,517.154	13.53	74,647
	2,466,485.966		$ 29,406,966
American Balanced Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	11,423.779	$ 13.05	$ 149,080
ING MAP PLUS NP3	152.211	12.96	1,973
ING MAP PLUS NP4	9,383.373	12.91	121,139
ING MAP PLUS NP6	1,992.105	12.82	25,539
ING MAP PLUS NP8	5,760.101	12.74	73,384
ING MAP PLUS NP9	78,894.600	12.69	1,001,172
ING MAP PLUS NP10	69,207.715	12.65	875,478
ING MAP PLUS NP11	13,237.948	12.61	166,931
ING MAP PLUS NP13	670.381	12.52	8,393
ING MAP PLUS NP14	65,995.188	12.48	823,620
ING MAP PLUS NP15	28,304.316	12.43	351,823
ING MAP PLUS NP16	2,053.288	12.39	25,440
ING MAP PLUS NP17	25,092.562	12.35	309,893
ING MAP PLUS NP18	35.269	12.30	434
ING MAP PLUS NP19	25,407.363	12.26	311,494
ING MAP PLUS NP20	67,685.214	12.22	827,113
ING MAP PLUS NP21	51,023.869	12.18	621,471
ING MAP PLUS NP23	8,570.569	12.09	103,618
ING MAP PLUS NP25	3,422.062	12.01	41,099
ING MAP PLUS NP26	7,492.519	11.97	89,685
ING MAP PLUS NP27	10,654.655	11.93	127,110
ING MAP PLUS NP28	8,672.063	11.89	103,111
ING MAP PLUS NP29	1,157.403	11.85	13,715
ING MAP PLUS NP30	68.015	11.80	803
ING MAP PLUS NP32	385.450	11.72	4,517
	496,742.018		$ 6,178,035

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
American Century Inflation-Adjusted Bond Fund -
Investor Class
Contracts in accumulation period:
ING Custom Choice 62	2,104.238	$ 11.14	$ 23,441
ING MAP PLUS NP11	35,658.062	11.22	400,083
ING MAP PLUS NP14	5,770.357	11.19	64,570
ING MAP PLUS NP15	4,166.554	11.18	46,582
ING MAP PLUS NP16	1,202.211	11.17	13,429
ING MAP PLUS NP17	5,574.323	11.16	62,209
ING MAP PLUS NP26	2,756.093	11.08	30,538
ING MAP PLUS NP27	704.018	11.07	7,793
ING MAP PLUS NP32	28.078	11.02	309
Qualified VI	259,552.225	11.14	2,891,412
Qualified VIII	182.595	11.14	2,034
Qualified XII (0.00)	4,533.848	11.37	51,550
Qualified XII (0.25)	1,690.159	11.33	19,150
Qualified XII (0.30)	4,052.776	11.32	45,877
Qualified XII (0.40)	6,968.221	11.30	78,741
Qualified XII (0.50)	13,724.543	11.28	154,813
Qualified XII (0.55)	1,558.145	11.27	17,560
Qualified XII (0.60)	172.317	11.26	1,940
Qualified XII (0.65)	3,829.509	11.25	43,082
Qualified XII (0.70)	8,013.781	11.24	90,075
Qualified XII (0.75)	80,967.835	11.23	909,269
Qualified XII (0.80)	53,698.368	11.22	602,496
Qualified XII (0.85)	95,860.193	11.22	1,075,551
Qualified XII (0.90)	10,946.595	11.21	122,711
Qualified XII (0.95)	39,909.539	11.20	446,987
Qualified XII (1.00)	218,797.018	11.19	2,448,339
Qualified XII (1.05)	7,230.917	11.18	80,842
Qualified XII (1.10)	9,473.936	11.17	105,824
Qualified XII (1.15)	6,588.406	11.16	73,527
Qualified XII (1.20)	4,273.834	11.15	47,653
Qualified XII (1.25)	29,462.829	11.14	328,216
Qualified XII (1.40)	1,982.318	11.11	22,024
Qualified XII (1.45)	13.096	11.10	145
Qualified XII (1.50)	162.939	11.10	1,809
Qualified XVI	7,486.977	11.10	83,105
Qualified XXVI	1,747.172	11.21	19,586
Qualified XXVII	630,079.458	11.16	7,031,687
Qualified XXXIV	726.153	11.21	8,140
Qualified XXXVIII	1,163.517	11.37	13,229
Qualified XLIII	10.231	11.23	115
Qualified LIV	12,899.841	11.22	144,736
Qualified LVI	31,406.086	11.33	355,831
	1,607,129.311		$ 17,967,010

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
American Century Income & Growth Fund - A Class
Contracts in accumulation period:
Qualified XII (1.00)	137.729	$ 30.99	$ 4,268
Qualified XXVII	508,570.728	10.02	5,095,879
	508,708.457		$ 5,100,147
Ariel Appreciation Fund
Contracts in accumulation period:
ING MAP PLUS NP9	18,154.303	$ 13.61	$ 247,080
ING MAP PLUS NP11	8,672.999	13.52	117,259
ING MAP PLUS NP13	873.034	13.42	11,716
ING MAP PLUS NP14	17,980.448	13.38	240,578
ING MAP PLUS NP15	11,000.901	13.33	146,642
ING MAP PLUS NP17	128.473	13.24	1,701
ING MAP PLUS NP21	746.453	13.06	9,749
ING MAP PLUS NP22	330.206	13.01	4,296
ING MAP PLUS NP23	1,102.665	12.97	14,302
ING MAP PLUS NP26	296.039	12.83	3,798
ING MAP PLUS NP28	86.296	12.74	1,099
ING MAP PLUS NP29	1,371.705	12.70	17,421
ING MAP PLUS NP32	305.680	12.57	3,842
ING MAP PLUS NP36	1,104.699	12.40	13,698
	62,153.901		$ 833,181
Ariel Fund
Contracts in accumulation period:
ING Custom Choice 65	930.772	$ 11.60	$ 10,797
ING MAP PLUS NP8	1,414.792	13.15	18,605
ING MAP PLUS NP9	19,528.075	13.10	255,818
ING MAP PLUS NP13	2,851.362	12.92	36,840
ING MAP PLUS NP14	4,052.207	12.88	52,192
ING MAP PLUS NP15	27,855.400	12.83	357,385
ING MAP PLUS NP17	28,438.710	12.75	362,594
ING MAP PLUS NP18	32.628	12.70	414
ING MAP PLUS NP19	1,753.667	12.66	22,201
ING MAP PLUS NP20	15,794.013	12.61	199,163
ING MAP PLUS NP21	4,653.745	12.57	58,498
ING MAP PLUS NP23	2,209.303	12.48	27,572
ING MAP PLUS NP25	1,043.218	12.40	12,936
ING MAP PLUS NP26	78.495	12.35	969
ING MAP PLUS NP27	91.034	12.31	1,121
ING MAP PLUS NP28	133.079	12.27	1,633
ING MAP PLUS NP29	1,557.527	12.23	19,049
ING MAP PLUS NP30	1,008.679	12.19	12,296
ING MAP PLUS NP36	139.029	11.94	1,660
Qualified VI	38,753.764	11.54	447,218
Qualified XII (0.40)	116.483	17.82	2,076
Qualified XII (0.50)	850.133	17.66	15,013
Qualified XII (0.60)	690.957	17.49	12,085
Qualified XII (0.65)	81.291	17.41	1,415

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Ariel Fund (continued)
Qualified XII (0.70)	372.541	$ 17.33	$ 6,456
Qualified XII (0.75)	1,128.513	17.24	19,456
Qualified XII (0.80)	4,218.425	17.16	72,388
Qualified XII (0.85)	10,374.292	11.57	120,031
Qualified XII (0.95)	7,375.191	11.56	85,257
Qualified XII (1.00)	14,348.670	11.56	165,871
Qualified XII (1.10)	1,807.726	11.55	20,879
Qualified XII (1.15)	3,186.432	11.55	36,803
Qualified XII (1.25)	828.259	11.54	9,558
Qualified XVI	155.133	11.52	1,787
Qualified XXVI	1,103.376	11.57	12,766
Qualified XXXIV	1,532.066	11.57	17,726
Qualified XXXVIII	520.789	11.63	6,057
Qualified LIV	383.411	11.57	4,436
Qualified LVI	752.281	11.62	8,742
	202,145.468		$ 2,517,763
Artisan International Fund - Investor Shares
Contracts in accumulation period:
ING Custom Choice 62	110.442	$ 8.03	$ 887
ING Custom Choice 65	495.816	8.21	4,071
ING MAP PLUS NP12	29.961	13.98	419
ING MAP PLUS NP26	136.904	13.82	1,892
Qualified VI	133,229.090	8.03	1,069,830
Qualified XII (0.25)	1,949.425	8.58	16,726
Qualified XII (0.30)	1,233.043	8.57	10,567
Qualified XII (0.40)	1,807.999	8.54	15,440
Qualified XII (0.50)	4,306.853	8.51	36,651
Qualified XII (0.55)	112.386	8.49	954
Qualified XII (0.60)	3,884.348	8.47	32,900
Qualified XII (0.65)	414.158	8.46	3,504
Qualified XII (0.70)	2,252.281	8.44	19,009
Qualified XII (0.75)	2,918.325	8.43	24,601
Qualified XII (0.80)	13,638.499	8.41	114,700
Qualified XII (0.85)	40,838.826	8.40	343,046
Qualified XII (0.90)	4,945.573	8.38	41,444
Qualified XII (0.95)	12,494.024	8.37	104,575
Qualified XII (1.00)	37,024.902	8.35	309,158
Qualified XII (1.05)	931.061	8.34	7,765
Qualified XII (1.10)	653.382	8.32	5,436
Qualified XII (1.15)	1,648.113	8.31	13,696
Qualified XII (1.20)	3.726	8.29	31
Qualified XII (1.25)	15,857.721	8.27	131,143
Qualified XII (1.40)	2,393.558	8.23	19,699
Qualified XIII	1,035.382	8.09	8,376
Qualified XVI	4,387.672	7.98	35,014
Qualified XXVI	60.548	8.10	490
Qualified XXXIV	119.460	8.15	974
Qualified XXXVIII	139.896	8.30	1,161

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Artisan International Fund - Investor Shares (continued)
Qualified LIV	15,170.770	$ 8.12	$ 123,187
Qualified LVI	1,508.421	8.24	12,429
	305,732.565		$ 2,509,775
Aston/Optimum Mid Cap Fund - Class N
Contracts in accumulation period:
Qualified VI	93,779.609	$ 11.71	$ 1,098,159
Qualified XII (0.30)	4,983.736	11.79	58,758
Qualified XII (0.40)	6,002.008	11.78	70,704
Qualified XII (0.55)	1,048.616	11.77	12,342
Qualified XII (0.60)	469.131	11.76	5,517
Qualified XII (0.65)	164.294	11.76	1,932
Qualified XII (0.75)	3,545.755	11.75	41,663
Qualified XII (0.80)	12,838.991	11.75	150,858
Qualified XII (0.85)	20,465.667	11.74	240,267
Qualified XII (0.90)	1,045.826	11.74	12,278
Qualified XII (0.95)	8,688.705	11.74	102,005
Qualified XII (1.00)	75,770.350	11.73	888,786
Qualified XII (1.10)	1,921.052	11.72	22,515
Qualified XII (1.15)	2,446.398	11.72	28,672
Qualified XII (1.25)	3,904.637	11.71	45,723
Qualified XII (1.40)	10.194	11.70	119
Qualified XVI	170.902	11.69	1,998
Qualified XXXIV	88.323	11.74	1,037
Qualified LIV	11,025.460	11.75	129,549
Qualified LVI	1,035.755	11.79	12,212
	249,405.409		$ 2,925,094
BlackRock Equity Dividend Fund - Investor A Shares
Contracts in accumulation period:
ING MAP PLUS NP15	15,479.435	$ 11.80	$ 182,657

BlackRock Mid Cap Value Opportunities Fund - Investor
A Shares
Contracts in accumulation period:
ING Custom Choice 65	39.810	$ 15.86	$ 631
ING MAP PLUS NP11	110.774	15.80	1,750
ING MAP PLUS NP15	2,009.838	15.75	31,655
Qualified VI	73,296.452	15.64	1,146,357
Qualified XII (0.30)	4,253.479	15.88	67,545
Qualified XII (0.40)	977.814	15.86	15,508
Qualified XII (0.50)	1,890.907	15.83	29,933
Qualified XII (0.55)	509.367	15.82	8,058
Qualified XII (0.60)	209.691	15.80	3,313
Qualified XII (0.65)	432.271	15.79	6,826
Qualified XII (0.70)	1,150.088	15.78	18,148
Qualified XII (0.75)	7,030.573	15.77	110,872
Qualified XII (0.80)	4,782.494	15.75	75,324
Qualified XII (0.85)	10,706.729	15.74	168,524
Qualified XII (0.90)	1,879.584	15.73	29,566
Qualified XII (0.95)	11,020.856	15.71	173,138

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
BlackRock Mid Cap Value Opportunities Fund - Investor
A Shares (continued)
Qualified XII (1.00)	42,610.687	$ 15.70	$ 668,988
Qualified XII (1.05)	87.152	15.69	1,367
Qualified XII (1.10)	2,378.367	15.67	37,269
Qualified XII (1.25)	7,661.496	15.64	119,826
Qualified XII (1.40)	1,474.381	15.60	23,000
Qualified XII (1.45)	349.829	15.58	5,450
Qualified XII (1.50)	73.756	15.57	1,148
Qualified XVI	989.977	15.57	15,414
Qualified XXVII	101,850.053	16.16	1,645,897
Qualified XXXVIII	1,186.838	15.96	18,942
Qualified XLIII	175.202	15.77	2,763
Qualified LIV	1,499.650	15.75	23,619
Qualified LVI	4,078.188	15.90	64,843
	284,716.303		$ 4,515,674
The Bond Fund of AmericaSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	345.611	$ 10.45	$ 3,612
Qualified VI	203,372.885	10.45	2,125,247
Qualified XII (0.25)	2,488.601	10.73	26,703
Qualified XII (0.30)	1,059.592	10.72	11,359
Qualified XII (0.40)	12,417.783	10.69	132,746
Qualified XII (0.50)	22,175.699	10.66	236,393
Qualified XII (0.55)	1,008.035	10.65	10,736
Qualified XII (0.60)	2,586.154	10.63	27,491
Qualified XII (0.65)	18,185.657	10.62	193,132
Qualified XII (0.70)	4,938.043	10.60	52,343
Qualified XII (0.75)	44,390.990	10.59	470,101
Qualified XII (0.80)	55,689.704	10.58	589,197
Qualified XII (0.85)	78,641.855	10.56	830,458
Qualified XII (0.90)	3,960.106	10.55	41,779
Qualified XII (0.95)	78,000.055	10.53	821,341
Qualified XII (1.00)	167,024.809	10.52	1,757,101
Qualified XII (1.05)	5,279.769	10.51	55,490
Qualified XII (1.10)	10,127.035	10.49	106,233
Qualified XII (1.15)	6,707.653	10.48	70,296
Qualified XII (1.20)	936.708	10.46	9,798
Qualified XII (1.25)	25,300.241	10.45	264,388
Qualified XII (1.40)	13,627.657	10.41	141,864
Qualified XII (1.45)	80.276	10.39	834
Qualified XII (1.50)	59.372	10.38	616
Qualified XIII	17.116	10.53	180
Qualified XV	3,318.860	10.53	34,948
Qualified XVI	1,345.684	10.38	13,968
Qualified XXVI	66.363	10.55	700
Qualified XXXIV	21.754	10.60	231
Qualified XXXVIII	917.124	10.80	9,905
Qualified LIV	11,280.705	10.58	119,350
Qualified LVI	4,827.116	10.73	51,795
	780,199.012		$ 8,210,335

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Calvert VP SRI Balanced Portfolio
Currently payable annuity contracts:	16,460.184	$ 11.79	$ 194,066
Contracts in accumulation period:
ING Custom Choice 62	748.640	11.43	8,557
Qualified V	283.722	23.08	6,548
Qualified VI	504,097.537	23.06	11,624,489
Qualified VIII	4,836.543	20.92	101,180
Qualified X (1.15)	15,354.844	11.97	183,797
Qualified X (1.25)	58,823.392	11.82	695,292
Qualified XII (0.05)	5,499.634	25.97	142,825
Qualified XII (0.20)	3,282.102	13.70	44,965
Qualified XII (0.25)	3,077.727	13.61	41,888
Qualified XII (0.30)	6,427.765	13.53	86,968
Qualified XII (0.35)	210.813	13.44	2,833
Qualified XII (0.40)	6,535.988	18.67	122,027
Qualified XII (0.50)	12,450.154	13.50	168,077
Qualified XII (0.55)	6,429.471	13.11	84,290
Qualified XII (0.60)	7,589.793	13.02	98,819
Qualified XII (0.65)	96,057.092	12.94	1,242,979
Qualified XII (0.70)	47,040.293	12.86	604,938
Qualified XII (0.75)	39,320.678	12.78	502,518
Qualified XII (0.80)	94,090.806	13.37	1,257,994
Qualified XII (0.85)	132,391.400	17.72	2,345,976
Qualified XII (0.90)	10,651.562	13.10	139,535
Qualified XII (0.95)	107,927.700	17.46	1,884,418
Qualified XII (1.00)	298,260.031	17.33	5,168,846
Qualified XII (1.05)	8,227.936	17.21	141,603
Qualified XII (1.10)	39,975.752	17.08	682,786
Qualified XII (1.15)	10,333.634	16.96	175,258
Qualified XII (1.20)	6,420.677	16.83	108,060
Qualified XII (1.25)	32,467.734	16.71	542,536
Qualified XII (1.30)	10.354	16.59	172
Qualified XII (1.35)	179.480	16.47	2,956
Qualified XII (1.40)	14,560.885	16.35	238,070
Qualified XII (1.45)	2,356.362	16.23	38,244
Qualified XII (1.50)	177.255	16.11	2,856
Qualified XV	3,675.386	24.05	88,393
Qualified XVI	23,312.440	22.28	519,401
Qualified XVII	504.386	23.06	11,631
Qualified XVIII	1,153.645	11.82	13,636
Qualified XXVII	388,656.590	31.39	12,199,930
Qualified XXVIII	93,875.578	31.14	2,923,285
Qualified XXXIV	4,001.657	9.38	37,536
Qualified XXXVI	577.560	12.22	7,058
Qualified XXXVIII	56,141.703	9.55	536,153
Qualified LIV	6,678.941	11.30	75,472
Qualified LVI	10,784.414	11.55	124,560
	2,181,920.240		$ 45,223,421

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Capital World Growth & Income FundSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP5	36.327	$ 13.80	$ 501
ING MAP PLUS NP11	13,517.117	13.73	185,590
ING MAP PLUS NP12	176.147	13.72	2,417
ING MAP PLUS NP13	829.672	13.71	11,375
ING MAP PLUS NP14	6,416.594	13.69	87,843
ING MAP PLUS NP15	4,176.094	13.68	57,129
ING MAP PLUS NP17	867.813	13.66	11,854
ING MAP PLUS NP26	484.045	13.56	6,564
	26,503.809		$ 363,273
ColumbiaSM Acorn Fund® - Class A
Contracts in accumulation period:
ING MAP PLUS NP16	422.418	$ 13.23	$ 5,589
ING MAP PLUS NP20	230.520	13.20	3,043
	652.938		$ 8,632
ColumbiaSM Acorn Fund® - Class Z
Contracts in accumulation period:
Qualified VI	2,721.826	$ 10.87	$ 29,586
Qualified XV	711.152	10.96	7,794
Qualified XLII	627,838.205	11.24	7,056,901
Qualified XLIII	27.793	11.04	307
	631,298.976		$ 7,094,588
Columbia Mid Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	3,406.757	$ 9.82	$ 33,454
ING MAP PLUS NP11	687.509	9.78	6,724
ING MAP PLUS NP15	6,274.030	9.73	61,046
ING MAP PLUS NP20	308.209	9.67	2,980
ING MAP PLUS NP22	407.226	9.64	3,926
ING MAP PLUS NP23	35.999	9.63	347
ING MAP PLUS NP25	1.779	9.60	17
ING MAP PLUS NP26	1,565.100	9.59	15,009
ING MAP PLUS NP28	3,831.732	9.57	36,670
ING MAP PLUS NP30	113.579	9.54	1,084
Qualified V	1.650	9.60	16
Qualified VI	57,829.459	9.64	557,476
Qualified XII (0.30)	1,470.200	9.89	14,540
Qualified XII (0.40)	267.287	9.86	2,635
Qualified XII (0.50)	865.374	9.83	8,507
Qualified XII (0.55)	1,257.356	9.82	12,347
Qualified XII (0.65)	3,023.029	9.79	29,595
Qualified XII (0.70)	154.095	9.78	1,507
Qualified XII (0.75)	1,953.678	9.77	19,087
Qualified XII (0.80)	16,670.929	9.76	162,708
Qualified XII (0.85)	23,623.691	9.74	230,095
Qualified XII (0.90)	2,326.734	9.73	22,639
Qualified XII (0.95)	11,917.715	9.72	115,840

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Mid Cap Value Fund - Class A (continued)
Qualified XII (1.00)	67,227.233	$ 9.70	$ 652,104
Qualified XII (1.05)	141.034	9.69	1,367
Qualified XII (1.10)	3,363.093	9.68	32,555
Qualified XII (1.15)	2,334.550	9.67	22,575
Qualified XII (1.20)	7,152.575	9.65	69,022
Qualified XII (1.25)	3,867.115	9.64	37,279
Qualified XII (1.40)	1,540.863	9.60	14,792
Qualified XII (1.45)	10.361	9.59	99
Qualified XII (1.50)	117.738	9.58	1,128
Qualified XIII	5,580.640	9.72	54,244
Qualified XVI	1,005.195	9.58	9,630
Qualified XVII	263.933	9.64	2,544
Qualified XXI	154,122.705	9.76	1,504,238
Qualified XXVI	640.706	9.73	6,234
Qualified LIV	12,205.040	9.76	119,121
Qualified LVI	1,170.409	9.90	11,587
	398,736.307		$ 3,876,768
Columbia Mid Cap Value Fund - Class Z
Contracts in accumulation period:
Qualified XLII	272,898.920	$ 10.03	$ 2,737,176
Qualified LIV	224.264	9.82	2,202
	273,123.184		$ 2,739,378
CRM Mid Cap Value Fund - Investor Shares
Contracts in accumulation period:
ING MAP PLUS NP6	302.914	$ 14.37	$ 4,353
ING MAP PLUS NP11	15,029.312	14.31	215,069
ING MAP PLUS NP23	249.090	14.17	3,530
ING MAP PLUS NP28	10.548	14.11	149
	15,591.864		$ 223,101
Dodge & Cox International Stock Fund
Contracts in accumulation period:
ING MAP PLUS NP18	298.592	$ 11.80	$ 3,523

DWS Equity 500 Index Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)	25,939.670	$ 13.53	$ 350,964

Eaton Vance Large-Cap Value Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP5	35.022	$ 13.40	$ 469
ING MAP PLUS NP11	1,464.869	13.33	19,527
ING MAP PLUS NP12	325.158	13.32	4,331
ING MAP PLUS NP14	1,037.780	13.30	13,802
ING MAP PLUS NP23	12.590	13.20	166
	2,875.419		$ 38,295

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	82,862.095	$ 18.12	$ 1,501,461
ING MAP PLUS NP3	1,117.897	18.00	20,122
ING MAP PLUS NP4	28,770.000	17.93	515,846
ING MAP PLUS NP5	148.550	17.87	2,655
ING MAP PLUS NP6	32,763.450	17.81	583,517
ING MAP PLUS NP8	106,406.280	17.69	1,882,327
ING MAP PLUS NP9	103,112.965	17.63	1,817,882
ING MAP PLUS NP10	9,154.775	17.57	160,849
ING MAP PLUS NP11	32,519.034	17.50	569,083
ING MAP PLUS NP12	24,929.894	17.44	434,777
ING MAP PLUS NP13	5,634.047	17.38	97,920
ING MAP PLUS NP14	92,840.598	17.32	1,607,999
ING MAP PLUS NP15	69,478.573	17.26	1,199,200
ING MAP PLUS NP16	1,038.554	17.21	17,874
ING MAP PLUS NP17	34,720.896	17.15	595,463
ING MAP PLUS NP18	2,215.963	17.09	37,871
ING MAP PLUS NP19	11,853.947	17.03	201,873
ING MAP PLUS NP20	11,134.319	16.97	188,949
ING MAP PLUS NP21	19,391.280	16.91	327,907
ING MAP PLUS NP22	11,684.948	16.85	196,891
ING MAP PLUS NP23	4,511.778	16.79	75,753
ING MAP PLUS NP24	1,376.959	16.74	23,050
ING MAP PLUS NP25	9,993.468	16.68	166,691
ING MAP PLUS NP26	18,795.729	16.62	312,385
ING MAP PLUS NP27	4,925.708	16.56	81,570
ING MAP PLUS NP28	8,914.715	16.51	147,182
ING MAP PLUS NP29	4,872.972	16.45	80,160
ING MAP PLUS NP30	3,655.300	16.39	59,910
ING MAP PLUS NP32	2,497.260	16.28	40,655
ING MAP PLUS NP36	413.842	16.06	6,646
	741,735.796		$ 12,954,468
EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	12,397.782	$ 17.55	$ 217,581
ING Custom Choice 65	1,614.325	15.78	25,474
Qualified V	3,419.290	16.67	57,000
Qualified VI	3,213,484.867	16.85	54,147,220
Qualified XII (0.00)	62,986.168	18.31	1,153,277
Qualified XII (0.05)	294,460.751	18.28	5,382,743
Qualified XII (0.10)	79.427	18.19	1,445
Qualified XII (0.25)	202,203.902	18.01	3,641,692
Qualified XII (0.30)	47,858.565	17.95	859,061
Qualified XII (0.35)	1,478.955	17.89	26,459
Qualified XII (0.40)	122,565.818	17.83	2,185,349
Qualified XII (0.50)	2,104,934.853	17.71	37,278,396
Qualified XII (0.55)	208,391.049	17.65	3,678,102

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-4 (continued)
Qualified XII (0.60)	46,705.454	$ 17.60	$ 822,016
Qualified XII (0.65)	592,960.246	17.54	10,400,523
Qualified XII (0.70)	139,278.528	17.48	2,434,589
Qualified XII (0.75)	1,060,345.019	17.42	18,471,210
Qualified XII (0.80)	543,310.846	17.36	9,431,876
Qualified XII (0.85)	835,650.652	17.30	14,456,756
Qualified XII (0.90)	87,916.141	17.25	1,516,553
Qualified XII (0.95)	568,796.226	17.19	9,777,607
Qualified XII (1.00)	2,929,335.431	17.13	50,179,516
Qualified XII (1.05)	44,835.524	17.07	765,342
Qualified XII (1.10)	89,023.500	17.02	1,515,180
Qualified XII (1.15)	109,782.360	16.96	1,861,909
Qualified XII (1.20)	28,713.590	16.90	485,260
Qualified XII (1.25)	202,268.109	16.85	3,408,218
Qualified XII (1.30)	552.971	16.79	9,284
Qualified XII (1.35)	236.413	16.74	3,958
Qualified XII (1.40)	17,714.525	16.68	295,478
Qualified XII (1.45)	2,183.710	16.63	36,315
Qualified XII (1.50)	1,234.920	16.57	20,463
Qualified XV	11,421.759	17.19	196,340
Qualified XVI	85,362.881	16.57	1,414,463
Qualified XVII	604.459	16.98	10,264
Qualified XXI	32,304.704	17.36	560,810
Qualified XXVI	1,386.769	17.29	23,977
Qualified XXVII	2,529,374.712	15.06	38,092,383
Qualified XXXIII (0.65)	26,203.054	18.26	478,468
Qualified XXXIV	6,540.812	8.81	57,625
Qualified XXXVIII	88,902.003	8.97	797,451
Qualified XLIII	5,315.275	8.81	46,828
Qualified LIV	192,690.138	15.55	2,996,332
Qualified LVI	38,645.603	15.90	614,465
	16,595,472.086		$ 279,835,258
Fidelity® Advisor New Insights Fund - Institutional Class
Contracts in accumulation period:
ING MAP PLUS NP11	1,363.038	$ 12.24	$ 16,684
ING MAP PLUS NP16	1,763.986	12.21	21,538
	3,127.024		$ 38,222

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
Currently payable annuity contracts:	253,938.565	$10.82 to $12.32	$ 3,123,187
Contracts in accumulation period:
ING Custom Choice 62	4,901.101	11.64	57,049
ING Custom Choice 65	8,177.439	11.43	93,468
ING MAP PLUS NP1	22,736.811	11.89	270,341
ING MAP PLUS NP6	16,421.564	11.69	191,968
ING MAP PLUS NP8	2,224.157	11.61	25,822
ING MAP PLUS NP9	7,327.054	11.57	84,774
ING MAP PLUS NP11	14,225.864	11.49	163,455
ING MAP PLUS NP12	34,485.590	11.45	394,860
ING MAP PLUS NP14	1,589.182	11.37	18,069
ING MAP PLUS NP15	11,880.384	11.33	134,605
ING MAP PLUS NP17	7,150.550	11.25	80,444
ING MAP PLUS NP18	1,915.921	11.21	21,477
ING MAP PLUS NP19	2,368.437	11.18	26,479
ING MAP PLUS NP20	9,880.618	11.14	110,070
ING MAP PLUS NP22	270.575	11.06	2,993
ING MAP PLUS NP23	5,672.181	11.02	62,507
ING MAP PLUS NP26	6,967.246	10.91	76,013
ING MAP PLUS NP28	485.563	10.83	5,259
ING MAP PLUS NP29	3,568.935	10.80	38,544
ING MAP PLUS NP30	998.467	10.76	10,744
ING MAP PLUS NP32	63.546	10.68	679
ING MAP PLUS NP36	1,285.398	10.54	13,548
Qualified V	2,454.184	21.47	52,691
Qualified VI	2,949,902.102	22.08	65,133,838
Qualified VIII	1,624.755	21.98	35,712
Qualified X (1.15)	226,598.720	28.09	6,365,158
Qualified X (1.25)	249,907.340	27.63	6,904,940
Qualified XII (0.00)	430.027	14.69	6,317
Qualified XII (0.05)	115,297.341	24.87	2,867,445
Qualified XII (0.10)	247.623	14.50	3,591
Qualified XII (0.20)	62,511.001	14.32	895,158
Qualified XII (0.25)	132,700.721	14.23	1,888,331
Qualified XII (0.30)	153,468.735	14.14	2,170,048
Qualified XII (0.35)	8,243.727	14.05	115,824
Qualified XII (0.40)	127,694.317	21.27	2,716,058
Qualified XII (0.45)	47.221	13.88	655
Qualified XII (0.50)	1,303,759.817	14.34	18,695,916
Qualified XII (0.55)	144,480.096	13.70	1,979,377
Qualified XII (0.60)	74,751.695	13.62	1,018,118
Qualified XII (0.65)	690,766.371	13.53	9,346,069
Qualified XII (0.70)	194,844.287	13.45	2,620,656
Qualified XII (0.75)	254,136.135	13.36	3,395,259
Qualified XII (0.80)	702,972.677	14.48	10,179,044
Qualified XII (0.85)	400,125.830	20.19	8,078,541
Qualified XII (0.90)	59,876.928	14.07	842,468

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial
Class (continued)
Qualified XII (0.95)	616,364.605	$ 19.90	$ 12,265,656
Qualified XII (1.00)	1,228,889.273	19.76	24,282,852
Qualified XII (1.05)	82,239.132	19.61	1,612,709
Qualified XII (1.10)	149,410.731	19.47	2,909,027
Qualified XII (1.15)	120,131.145	19.33	2,322,135
Qualified XII (1.20)	34,665.958	19.19	665,240
Qualified XII (1.25)	130,320.915	19.05	2,482,613
Qualified XII (1.30)	14,649.310	18.91	277,018
Qualified XII (1.35)	79.644	18.77	1,495
Qualified XII (1.40)	14,681.711	18.63	273,520
Qualified XII (1.45)	4,969.632	18.50	91,938
Qualified XII (1.50)	2,066.636	18.36	37,943
Qualified XIII	2,294.374	23.07	52,931
Qualified XV	29,174.215	23.03	671,882
Qualified XVI	114,004.659	21.33	2,431,719
Qualified XVII	2,468.623	22.08	54,507
Qualified XVIII	8,510.500	27.63	235,145
Qualified XXVI	9,619.821	22.88	220,102
Qualified XXVII	1,979,608.496	23.73	46,976,110
Qualified XXVIII	1,187,420.963	23.53	27,940,015
Qualified XXXII	20,873.484	11.91	248,603
Qualified XXXIV	72,686.182	8.06	585,851
Qualified XXXVI	33,852.340	12.62	427,217
Qualified XXXVIII	51,840.903	8.21	425,614
Qualified XLIII	12,197.218	8.07	98,432
Qualified LIV	57,406.229	11.26	646,394
Qualified LVI	153,252.947	11.51	1,763,941
	14,409,056.444		$ 280,318,178
Fidelity® VIP Growth Portfolio - Initial Class
Currently payable annuity contracts:	60,485.077	$ 11.99	$ 725,216
Contracts in accumulation period:
ING Custom Choice 62	3,439.052	11.98	41,200
ING Custom Choice 65	22,646.298	12.67	286,929
ING MAP PLUS NP1	13,601.537	11.68	158,866
ING MAP PLUS NP11	3,640.324	11.29	41,099
ING MAP PLUS NP17	419.325	11.06	4,638
ING MAP PLUS NP18	6,039.169	11.02	66,552
ING MAP PLUS NP21	40.587	10.90	442
ING MAP PLUS NP23	23.183	10.83	251
ING MAP PLUS NP26	136.924	10.72	1,468
ING MAP PLUS NP30	316.637	10.57	3,347
Qualified V	399.974	19.02	7,608
Qualified VI	3,972,440.947	19.26	76,509,213
Qualified VIII	6,490.439	19.47	126,369
Qualified X (1.15)	325,156.454	27.24	8,857,262
Qualified X (1.25)	254,807.342	26.79	6,826,289
Qualified XII (0.05)	30,156.217	21.70	654,390

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class (continued)
Qualified XII (0.10)	90.700	$ 14.08	$ 1,277
Qualified XII (0.20)	76,606.700	13.90	1,064,833
Qualified XII (0.25)	161,664.025	13.82	2,234,197
Qualified XII (0.30)	243,468.759	13.73	3,342,826
Qualified XII (0.35)	17,804.512	13.64	242,854
Qualified XII (0.40)	81,622.631	19.51	1,592,458
Qualified XII (0.45)	277.761	13.47	3,741
Qualified XII (0.50)	399,938.992	14.06	5,623,142
Qualified XII (0.55)	189,894.811	13.30	2,525,601
Qualified XII (0.60)	171,423.111	13.22	2,266,214
Qualified XII (0.65)	1,703,427.568	13.14	22,383,038
Qualified XII (0.70)	194,985.297	13.05	2,544,558
Qualified XII (0.75)	263,349.373	12.97	3,415,641
Qualified XII (0.80)	500,714.296	14.12	7,070,086
Qualified XII (0.85)	833,328.679	18.52	15,433,247
Qualified XII (0.90)	66,372.337	13.61	903,328
Qualified XII (0.95)	574,550.247	18.25	10,485,542
Qualified XII (1.00)	1,635,220.046	18.12	29,630,187
Qualified XII (1.05)	57,947.387	17.99	1,042,473
Qualified XII (1.10)	202,496.292	17.86	3,616,584
Qualified XII (1.15)	92,733.906	17.73	1,644,172
Qualified XII (1.20)	45,184.216	17.60	795,242
Qualified XII (1.25)	122,305.757	17.47	2,136,682
Qualified XII (1.30)	10,044.518	17.34	174,172
Qualified XII (1.35)	2,397.857	17.21	41,267
Qualified XII (1.40)	28,008.824	17.09	478,671
Qualified XII (1.45)	5,392.139	16.96	91,451
Qualified XII (1.50)	5,693.884	16.84	95,885
Qualified XIII	3,549.736	20.12	71,421
Qualified XV	29,303.721	20.09	588,712
Qualified XVI	137,136.947	18.61	2,552,119
Qualified XVII	1,661.645	19.26	32,003
Qualified XVIII	16,265.681	26.79	435,758
Qualified XXI	16.617	20.44	340
Qualified XXVI	16,619.054	19.96	331,716
Qualified XXXII	25,564.541	11.82	302,173
Qualified XXXIII (0.65)	18.436	11.03	203
Qualified XXXIV	104,186.397	8.07	840,784
Qualified XXXVI	43,997.162	11.13	489,688
Qualified XXXVIII	135,780.700	8.22	1,116,117
Qualified XLIII	22,685.072	8.07	183,069
Qualified LIV	60,841.460	12.49	759,910
Qualified LVI	221,755.051	12.77	2,831,812
	13,206,566.331		$ 225,726,333

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	5,176.903	$12.69 to $13.22	$ 68,391
Contracts in accumulation period:
Qualified XXVII	597,036.643	12.28	7,331,610
Qualified XXVIII	209,901.722	12.18	2,556,603
	812,115.268		$ 9,956,604
Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 65	1,534.974	$ 13.58	$ 20,845
Qualified V	823.646	17.97	14,801
Qualified VI	578,607.586	18.42	10,657,952
Qualified VIII	644.214	18.40	11,854
Qualified X (1.15)	71,459.350	19.30	1,379,165
Qualified X (1.25)	81,993.018	18.98	1,556,227
Qualified XII (0.05)	31,590.828	20.75	655,510
Qualified XII (0.20)	48,351.261	14.47	699,643
Qualified XII (0.25)	8,381.308	14.38	120,523
Qualified XII (0.30)	36,294.922	14.29	518,654
Qualified XII (0.35)	3,307.401	14.20	46,965
Qualified XII (0.40)	16,908.164	19.67	332,584
Qualified XII (0.45)	15.854	14.02	222
Qualified XII (0.50)	40,789.642	15.02	612,660
Qualified XII (0.55)	68,418.724	13.84	946,915
Qualified XII (0.60)	12,641.200	13.76	173,943
Qualified XII (0.65)	290,496.545	13.67	3,971,088
Qualified XII (0.70)	37,222.658	13.58	505,484
Qualified XII (0.75)	55,195.231	13.50	745,136
Qualified XII (0.80)	104,982.041	14.99	1,573,681
Qualified XII (0.85)	104,101.254	18.67	1,943,570
Qualified XII (0.90)	7,592.755	14.83	112,601
Qualified XII (0.95)	53,685.425	18.40	987,812
Qualified XII (1.00)	103,796.745	18.26	1,895,329
Qualified XII (1.05)	10,157.731	18.13	184,160
Qualified XII (1.10)	26,976.506	18.00	485,577
Qualified XII (1.15)	11,352.419	17.87	202,868
Qualified XII (1.20)	11,970.472	17.74	212,356
Qualified XII (1.25)	22,107.905	17.61	389,320
Qualified XII (1.30)	2,320.805	17.48	40,568
Qualified XII (1.40)	3,004.685	17.22	51,741
Qualified XII (1.45)	354.147	17.10	6,056
Qualified XII (1.50)	1,134.526	16.97	19,253
Qualified XV	7,757.921	19.22	149,107
Qualified XVI	29,686.343	17.80	528,417
Qualified XVII	1,699.855	18.42	31,311
Qualified XVIII	2,882.027	18.98	54,701
Qualified XXVI	1,821.218	19.09	34,767
Qualified XXVII	359,772.391	10.40	3,741,633
Qualified XXXII	1,648.891	14.54	23,975

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas Portfolio - Initial
Class (continued)
Qualified XXXIV	7,458.988	$ 7.74	$ 57,733
Qualified XXXVI	2,005.345	15.74	31,564
Qualified XXXVIII	17,807.418	7.89	140,501
Qualified XLIII	1,272.752	7.75	9,864
Qualified LIV	7,274.841	13.38	97,337
Qualified LVI	26,622.675	13.68	364,198
	2,315,924.607		$ 36,340,171
Fidelity® VIP Contrafund® Portfolio - Initial Class
Currently payable annuity contracts:	567,347.270	$ 15.49	$ 8,788,209
Contracts in accumulation period:
ING Custom Choice 62	28,151.756	14.90	419,461
ING Custom Choice 65	39,059.673	14.05	548,788
ING MAP PLUS NP1	191,340.654	15.72	3,007,875
ING MAP PLUS NP3	2,962.980	15.61	46,252
ING MAP PLUS NP4	33,481.116	15.56	520,966
ING MAP PLUS NP6	33,101.050	15.45	511,411
ING MAP PLUS NP8	152,503.599	15.34	2,339,405
ING MAP PLUS NP9	141,619.213	15.29	2,165,358
ING MAP PLUS NP10	83,352.794	15.24	1,270,297
ING MAP PLUS NP11	67,925.260	15.19	1,031,785
ING MAP PLUS NP12	59,505.444	15.13	900,317
ING MAP PLUS NP13	17,569.420	15.08	264,947
ING MAP PLUS NP14	73,817.587	15.03	1,109,478
ING MAP PLUS NP15	60,538.233	14.98	906,863
ING MAP PLUS NP16	534.054	14.93	7,973
ING MAP PLUS NP17	65,183.699	14.87	969,282
ING MAP PLUS NP18	26,962.122	14.82	399,579
ING MAP PLUS NP19	17,372.346	14.77	256,590
ING MAP PLUS NP20	60,623.552	14.72	892,379
ING MAP PLUS NP21	31,699.503	14.67	465,032
ING MAP PLUS NP22	10,192.002	14.62	149,007
ING MAP PLUS NP23	24,191.572	14.57	352,471
ING MAP PLUS NP24	1,317.979	14.52	19,137
ING MAP PLUS NP25	27,242.003	14.47	394,192
ING MAP PLUS NP26	34,205.062	14.42	493,237
ING MAP PLUS NP27	14,886.937	14.37	213,925
ING MAP PLUS NP28	14,251.325	14.32	204,079
ING MAP PLUS NP29	12,891.325	14.27	183,959
ING MAP PLUS NP30	3,586.463	14.22	51,000
ING MAP PLUS NP32	1,154.462	14.12	16,301
ING MAP PLUS NP35	0.907	13.98	13
ING MAP PLUS NP36	1,041.325	13.93	14,506
Qualified V	1,895.223	31.88	60,420
Qualified VI	7,117,351.638	32.45	230,958,061
Qualified VIII	4,960.877	32.63	161,873
Qualified X (1.15)	315,648.793	37.03	11,688,475
Qualified X (1.25)	496,917.901	36.46	18,117,627

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial
Class (continued)
Qualified XII (0.00)	1,642,987.319	$12.98 to $22.13	$ 21,391,197
Qualified XII (0.05)	454,083.485	36.56	16,601,292
Qualified XII (0.10)	208.566	21.86	4,559
Qualified XII (0.20)	279,861.305	21.58	6,039,407
Qualified XII (0.25)	458,760.925	21.45	9,840,422
Qualified XII (0.30)	308,800.922	21.31	6,580,548
Qualified XII (0.35)	22,200.727	21.18	470,211
Qualified XII (0.40)	209,224.868	32.66	6,833,284
Qualified XII (0.45)	1,431.803	20.91	29,939
Qualified XII (0.50)	2,415,530.685	21.71	52,441,171
Qualified XII (0.55)	488,499.172	20.65	10,087,508
Qualified XII (0.60)	3,084,649.881	20.52	63,297,016
Qualified XII (0.65)	1,428,631.216	20.39	29,129,790
Qualified XII (0.70)	418,694.792	20.26	8,482,756
Qualified XII (0.75)	1,151,653.311	20.13	23,182,781
Qualified XII (0.80)	1,443,747.298	22.00	31,762,441
Qualified XII (0.85)	1,176,376.669	31.00	36,467,677
Qualified XII (0.90)	238,208.708	21.22	5,054,789
Qualified XII (0.95)	1,120,822.756	30.55	34,241,135
Qualified XII (1.00)	3,229,520.925	30.33	97,951,370
Qualified XII (1.05)	158,888.636	30.10	4,782,548
Qualified XII (1.10)	262,459.680	29.88	7,842,295
Qualified XII (1.15)	315,601.551	29.67	9,363,898
Qualified XII (1.20)	53,377.755	29.45	1,571,975
Qualified XII (1.25)	316,689.913	29.24	9,260,013
Qualified XII (1.30)	7,206.149	29.02	209,122
Qualified XII (1.35)	1,082.474	28.81	31,186
Qualified XII (1.40)	34,184.199	28.60	977,668
Qualified XII (1.45)	10,177.778	28.39	288,947
Qualified XII (1.50)	4,139.644	28.18	116,655
Qualified XIII	5,093.140	33.90	172,657
Qualified XV	37,469.956	33.85	1,268,358
Qualified XVI	180,285.930	31.35	5,651,964
Qualified XVII	15,244.209	32.45	494,675
Qualified XVIII	18,887.698	36.46	688,645
Qualified XXI	191,495.615	34.44	6,595,109
Qualified XXVI	5,686.101	33.63	191,224
Qualified XXVII	4,924,094.192	37.67	185,490,628
Qualified XXVIII	1,432,571.999	37.36	53,520,890
Qualified XXXII	21,642.371	15.38	332,860
Qualified XXXIII (0.65)	115,985.671	17.79	2,063,385
Qualified XXXIV	92,494.958	8.83	816,730
Qualified XXXVI	57,117.636	17.96	1,025,833
Qualified XXXVIII	282,632.031	9.00	2,543,688
Qualified XLIII	73,979.498	8.84	653,979
Qualified LIV	473,538.215	13.84	6,553,769
Qualified LVI	460,798.840	14.15	6,520,304
	38,963,108.291		$ 1,058,818,828

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	3,805,750.738	$ 26.00	$ 98,949,519
Qualified XXVIII	283,023.972	25.79	7,299,188
	4,088,774.710		$ 106,248,707
Fidelity® VIP Mid Cap Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.00)	1,328,882.662	$ 15.45	$ 20,531,237

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	737,091.277	$ 23.28	$ 17,159,485
Qualified XXVIII	209,993.363	23.09	4,848,747
	947,084.640		$ 22,008,232
Mutual Global Discovery Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP6	5,474.002	$ 17.53	$ 95,959
ING MAP PLUS NP8	63,138.482	17.41	1,099,241
ING MAP PLUS NP9	17,670.109	17.35	306,576
ING MAP PLUS NP11	20,575.148	17.23	354,510
ING MAP PLUS NP12	6,209.057	17.17	106,610
ING MAP PLUS NP13	15,728.119	17.11	269,108
ING MAP PLUS NP14	22,099.355	17.05	376,794
ING MAP PLUS NP15	7,548.812	16.99	128,254
ING MAP PLUS NP17	12,988.318	16.88	219,243
ING MAP PLUS NP18	842.448	16.82	14,170
ING MAP PLUS NP19	4,771.997	16.76	79,979
ING MAP PLUS NP20	32,977.820	16.70	550,730
ING MAP PLUS NP22	3,948.690	16.59	65,509
ING MAP PLUS NP23	1,410.985	16.53	23,324
ING MAP PLUS NP24	70.163	16.47	1,156
ING MAP PLUS NP25	2,936.825	16.42	48,223
ING MAP PLUS NP26	1,226.879	16.36	20,072
ING MAP PLUS NP27	7,276.737	16.31	118,684
ING MAP PLUS NP28	329.528	16.25	5,355
ING MAP PLUS NP32	209.001	16.03	3,350
ING MAP PLUS NP36	76.614	15.81	1,211
	227,509.089		$ 3,888,058

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small-Mid Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP3	691.033	$ 15.12	$ 10,448
ING MAP PLUS NP4	15,010.717	15.07	226,212
ING MAP PLUS NP11	3,227.713	14.71	47,480
ING MAP PLUS NP12	2,280.339	14.66	33,430
ING MAP PLUS NP14	2,211.566	14.56	32,200
ING MAP PLUS NP15	0.600	14.51	9
ING MAP PLUS NP17	3,681.594	14.41	53,052
ING MAP PLUS NP18	16.477	14.36	237
ING MAP PLUS NP20	1,473.665	14.26	21,014
ING MAP PLUS NP21	11,252.051	14.21	159,892
ING MAP PLUS NP23	3,745.946	14.11	52,855
ING MAP PLUS NP26	2,975.590	13.96	41,539
ING MAP PLUS NP28	0.665	13.87	9
ING MAP PLUS NP30	78.363	13.77	1,079
ING MAP PLUS NP32	83.899	13.68	1,148
	46,730.218		$ 680,604
Franklin Small Cap Value Securities Fund - Class 2
Currently payable annuity contracts:	169,751.431	$ 16.69	$ 2,833,151
Contracts in accumulation period:
ING Custom Choice 62	1,534.500	15.82	24,276
ING Custom Choice 65	2,650.716	14.02	37,163
ING MAP PLUS NP1	1,187.367	16.71	19,841
ING MAP PLUS NP4	16,233.008	16.54	268,494
ING MAP PLUS NP6	4,122.241	16.42	67,687
ING MAP PLUS NP8	46,502.091	16.31	758,449
ING MAP PLUS NP9	559.504	16.26	9,098
ING MAP PLUS NP10	18,414.547	16.20	298,316
ING MAP PLUS NP11	4,821.649	16.14	77,821
ING MAP PLUS NP12	8,106.680	16.09	130,436
ING MAP PLUS NP13	1,405.864	16.03	22,536
ING MAP PLUS NP14	5,915.068	15.98	94,523
ING MAP PLUS NP15	20,131.645	15.92	320,496
ING MAP PLUS NP17	5,837.198	15.81	92,286
ING MAP PLUS NP18	90.015	15.76	1,419
ING MAP PLUS NP20	50.799	15.65	795
ING MAP PLUS NP21	1,963.324	15.60	30,628
ING MAP PLUS NP22	718.629	15.54	11,167
ING MAP PLUS NP23	1,019.602	15.49	15,794
ING MAP PLUS NP24	581.513	15.43	8,973
ING MAP PLUS NP25	566.530	15.38	8,713
ING MAP PLUS NP26	5,123.491	15.33	78,543
ING MAP PLUS NP27	46.967	15.28	718
ING MAP PLUS NP28	2,280.349	15.22	34,707
ING MAP PLUS NP29	542.450	15.17	8,229
ING MAP PLUS NP30	2,207.604	15.12	33,379
ING MAP PLUS NP32	600.419	15.01	9,012

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities Fund - Class 2
(continued)
ING MAP PLUS NP36	99.028	$ 14.81	$ 1,467
Qualified V	55.081	18.52	1,020
Qualified VI	1,100,588.956	18.80	20,691,072
Qualified X (1.15)	41,173.497	18.98	781,473
Qualified X (1.25)	108,929.943	18.80	2,047,883
Qualified XII (0.00)	355.461	21.16	7,522
Qualified XII (0.05)	45,572.856	20.82	948,827
Qualified XII (0.10)	222.444	20.96	4,662
Qualified XII (0.25)	98,563.485	20.67	2,037,307
Qualified XII (0.30)	84,684.014	20.57	1,741,950
Qualified XII (0.40)	103,075.070	20.37	2,099,639
Qualified XII (0.50)	834,708.354	20.18	16,844,415
Qualified XII (0.55)	40,694.388	20.09	817,550
Qualified XII (0.60)	34,309.921	19.99	685,855
Qualified XII (0.65)	383,034.092	19.90	7,622,378
Qualified XII (0.70)	38,003.302	19.80	752,465
Qualified XII (0.75)	139,850.683	19.71	2,756,457
Qualified XII (0.80)	38,027.572	19.62	746,101
Qualified XII (0.85)	205,680.879	19.53	4,016,948
Qualified XII (0.90)	23,197.325	19.43	450,724
Qualified XII (0.95)	201,778.588	19.34	3,902,398
Qualified XII (1.00)	759,913.168	19.25	14,628,328
Qualified XII (1.05)	29,350.045	19.16	562,347
Qualified XII (1.10)	30,840.901	19.07	588,136
Qualified XII (1.15)	34,897.709	18.98	662,359
Qualified XII (1.20)	19,302.044	18.89	364,616
Qualified XII (1.25)	70,809.094	18.80	1,331,211
Qualified XII (1.30)	2,311.040	18.71	43,240
Qualified XII (1.35)	496.766	18.62	9,250
Qualified XII (1.40)	2,885.543	18.54	53,498
Qualified XII (1.45)	2,722.716	18.45	50,234
Qualified XV	7,106.480	19.34	137,439
Qualified XVI	16,691.497	18.36	306,456
Qualified XVII	1,315.905	18.80	24,739
Qualified XVIII	4,265.827	18.80	80,198
Qualified XXI	37,402.905	19.62	733,845
Qualified XXVI	3,286.175	19.43	63,850
Qualified XXVII	543,368.200	21.19	11,513,972
Qualified XXVIII	692,668.693	18.13	12,558,083
Qualified XXXII	203.229	16.17	3,286
Qualified XXXIII (0.65)	47,308.142	20.00	946,163
Qualified XXXIV	2,466.934	10.33	25,483
Qualified XXXVIII	28,416.933	10.52	298,946
Qualified XLIII	1,179.392	10.33	12,183
Qualified LIV	21,990.599	13.82	303,910
Qualified LVI	26,590.812	14.12	375,462
	6,233,360.889		$ 119,931,997

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fundamental InvestorsSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	147.297	$ 9.27	$ 1,365
ING MAP PLUS NP3	946.979	9.25	8,760
ING MAP PLUS NP4	8,673.466	9.23	80,056
ING MAP PLUS NP6	9,131.599	9.21	84,102
ING MAP PLUS NP8	115.491	9.18	1,060
ING MAP PLUS NP9	5,447.450	9.17	49,953
ING MAP PLUS NP11	5,735.572	9.15	52,480
ING MAP PLUS NP13	128.192	9.12	1,169
ING MAP PLUS NP14	3,846.957	9.11	35,046
ING MAP PLUS NP15	5,284.353	9.10	48,088
ING MAP PLUS NP17	23,608.014	9.08	214,361
ING MAP PLUS NP18	466.800	9.06	4,229
ING MAP PLUS NP19	4,037.162	9.05	36,536
ING MAP PLUS NP22	3,696.945	9.02	33,346
ING MAP PLUS NP23	1,807.508	9.00	16,268
ING MAP PLUS NP24	356.989	8.99	3,209
ING MAP PLUS NP27	3,897.289	8.96	34,920
ING MAP PLUS NP28	9,859.349	8.94	88,143
ING MAP PLUS NP32	35.855	8.90	319
	87,223.267		$ 793,410
Fundamental InvestorsSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	2,628.654	$ 9.04	$ 23,763
Qualified VI	888,051.001	9.04	8,027,981
Qualified XII (0.00)	115,080.081	9.35	1,075,999
Qualified XII (0.25)	26,633.460	9.28	247,159
Qualified XII (0.30)	3,060.777	9.27	28,373
Qualified XII (0.40)	143,002.534	9.25	1,322,773
Qualified XII (0.50)	69,724.938	9.22	642,864
Qualified XII (0.55)	11,120.837	9.21	102,423
Qualified XII (0.60)	27,297.114	9.20	251,133
Qualified XII (0.65)	13,928.714	9.19	128,005
Qualified XII (0.70)	13,969.811	9.17	128,103
Qualified XII (0.75)	203,522.071	9.16	1,864,262
Qualified XII (0.80)	165,090.809	9.15	1,510,581
Qualified XII (0.85)	231,631.735	9.14	2,117,114
Qualified XII (0.90)	61,687.463	9.12	562,590
Qualified XII (0.95)	191,774.774	9.11	1,747,068
Qualified XII (1.00)	670,831.697	9.10	6,104,568
Qualified XII (1.05)	9,317.926	9.09	84,700
Qualified XII (1.10)	21,815.845	9.08	198,088
Qualified XII (1.15)	24,691.977	9.06	223,709
Qualified XII (1.20)	10,875.677	9.05	98,425
Qualified XII (1.25)	61,947.083	9.04	560,002
Qualified XII (1.40)	1,076.482	9.00	9,688
Qualified XII (1.50)	1,151.237	8.98	10,338

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fundamental InvestorsSM, Inc. - Class R-4 (continued)
Qualified XIII	309.283	$ 9.11	$ 2,818
Qualified XVI	13,632.865	8.98	122,423
Qualified XXI	466,993.730	9.15	4,272,993
Qualified XXXIV	340.986	9.17	3,127
Qualified XXXVIII	5,264.518	9.35	49,223
Qualified LIV	41,505.005	9.15	379,771
Qualified LVI	3,008.448	9.28	27,918
	3,500,967.532		$ 31,927,982
The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	73,190.703	$ 13.84	$ 1,012,959
ING MAP PLUS NP3	2,089.378	13.74	28,708
ING MAP PLUS NP4	29,243.372	13.70	400,634
ING MAP PLUS NP5	15.856	13.65	216
ING MAP PLUS NP6	34,675.353	13.60	471,585
ING MAP PLUS NP8	123,927.473	13.51	1,674,260
ING MAP PLUS NP9	155,543.924	13.46	2,093,621
ING MAP PLUS NP10	18,666.990	13.41	250,324
ING MAP PLUS NP11	128,235.107	13.37	1,714,503
ING MAP PLUS NP12	46,572.915	13.32	620,351
ING MAP PLUS NP13	17,643.184	13.28	234,301
ING MAP PLUS NP14	164,583.273	13.23	2,177,437
ING MAP PLUS NP15	105,829.982	13.18	1,394,839
ING MAP PLUS NP16	5,029.766	13.14	66,091
ING MAP PLUS NP17	56,948.057	13.09	745,450
ING MAP PLUS NP18	5,211.924	13.05	68,016
ING MAP PLUS NP19	54,534.458	13.00	708,948
ING MAP PLUS NP20	47,400.796	12.96	614,314
ING MAP PLUS NP21	67,735.216	12.91	874,462
ING MAP PLUS NP22	35,907.013	12.87	462,123
ING MAP PLUS NP23	20,644.988	12.83	264,875
ING MAP PLUS NP24	5,918.208	12.78	75,635
ING MAP PLUS NP25	10,672.283	12.74	135,965
ING MAP PLUS NP26	15,733.525	12.69	199,658
ING MAP PLUS NP27	7,979.529	12.65	100,941
ING MAP PLUS NP28	16,013.331	12.61	201,928
ING MAP PLUS NP29	5,458.756	12.56	68,562
ING MAP PLUS NP30	6,999.494	12.52	87,634
ING MAP PLUS NP32	2,200.216	12.43	27,349
ING MAP PLUS NP36	22.647	12.26	278
Qualified XII (1.00)	77,727.198	10.34	803,699
	1,342,354.915		$ 17,579,666

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	14,598.189	$ 13.33	$ 194,594
ING Custom Choice 65	2,052.055	13.21	27,108
Qualified V	7,188.848	12.84	92,305
Qualified VI	5,018,725.021	12.97	65,092,864
Qualified XII (0.00)	195,015.098	14.10	2,749,713
Qualified XII (0.05)	11,573.474	14.08	162,955
Qualified XII (0.10)	463.525	14.01	6,494
Qualified XII (0.25)	218,149.174	13.87	3,025,729
Qualified XII (0.30)	72,539.595	13.82	1,002,497
Qualified XII (0.35)	1,676.708	13.78	23,105
Qualified XII (0.40)	135,584.343	13.73	1,861,573
Qualified XII (0.50)	3,808,210.652	13.64	51,943,993
Qualified XII (0.55)	344,683.066	13.59	4,684,243
Qualified XII (0.60)	92,273.313	13.55	1,250,303
Qualified XII (0.65)	476,942.007	13.50	6,438,717
Qualified XII (0.70)	224,794.010	13.46	3,025,727
Qualified XII (0.75)	1,276,693.805	13.41	17,120,464
Qualified XII (0.80)	1,533,103.420	13.37	20,497,593
Qualified XII (0.85)	1,102,940.406	13.33	14,702,196
Qualified XII (0.90)	192,233.222	13.28	2,552,857
Qualified XII (0.95)	939,233.342	13.24	12,435,449
Qualified XII (1.00)	3,884,152.804	13.19	51,231,975
Qualified XII (1.05)	99,180.865	13.15	1,304,228
Qualified XII (1.10)	153,673.115	13.10	2,013,118
Qualified XII (1.15)	205,347.223	13.06	2,681,835
Qualified XII (1.20)	31,818.346	13.02	414,275
Qualified XII (1.25)	356,032.435	12.97	4,617,741
Qualified XII (1.30)	1,380.094	12.93	17,845
Qualified XII (1.35)	781.198	12.89	10,070
Qualified XII (1.40)	38,161.665	12.85	490,377
Qualified XII (1.45)	10,133.705	12.80	129,711
Qualified XII (1.50)	1,133.784	12.76	14,467
Qualified XIII	1,219.094	13.24	16,141
Qualified XV	31,230.147	13.24	413,487
Qualified XVI	89,909.403	12.76	1,147,244
Qualified XVII	15,221.826	13.08	199,101
Qualified XXI	162,415.249	13.37	2,171,492
Qualified XXVI	2,290.997	13.31	30,493
Qualified XXVII	2,723,664.390	12.64	34,427,118
Qualified XXXIII (0.65)	16,146.164	13.87	223,947
Qualified XXXIV	44,742.937	8.79	393,290
Qualified XXXVIII	60,605.334	8.95	542,418
Qualified XLIII	26,491.906	8.79	232,864
Qualified LIV	120,046.012	13.02	1,562,999
Qualified LVI	34,252.470	13.31	455,900
	23,778,704.436		$ 313,632,615

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Hartford Capital Appreciation Fund - Class R4
Contracts in accumulation period:
Qualified XII (0.65)	16,539.912	$ 11.48	$ 189,878

The Hartford Dividend And Growth Fund - Class R4
Contracts in accumulation period:
Qualified XII (0.65)	4,158.505	$ 11.16	$ 46,409

The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	7,752.718	$ 13.91	$ 107,840
ING MAP PLUS NP4	4,235.202	13.77	58,319
ING MAP PLUS NP5	0.006	13.72	-
ING MAP PLUS NP6	6,876.770	13.67	94,005
ING MAP PLUS NP10	7,598.784	13.49	102,508
ING MAP PLUS NP11	15,296.552	13.44	205,586
ING MAP PLUS NP12	14,106.895	13.39	188,891
ING MAP PLUS NP13	8,325.249	13.35	111,142
ING MAP PLUS NP14	13,683.274	13.30	181,988
ING MAP PLUS NP15	10,359.675	13.25	137,266
ING MAP PLUS NP16	245.057	13.21	3,237
ING MAP PLUS NP17	11,223.849	13.16	147,706
ING MAP PLUS NP19	2,937.231	13.07	38,390
ING MAP PLUS NP20	1,333.667	13.03	17,378
ING MAP PLUS NP21	4,330.584	12.98	56,211
ING MAP PLUS NP22	158.689	12.94	2,053
ING MAP PLUS NP24	223.251	12.85	2,869
ING MAP PLUS NP25	13,051.326	12.80	167,057
ING MAP PLUS NP26	12,076.001	12.76	154,090
ING MAP PLUS NP27	7,849.105	12.72	99,841
ING MAP PLUS NP28	2,819.892	12.67	35,728
ING MAP PLUS NP29	867.411	12.63	10,955
ING MAP PLUS NP30	1,134.214	12.59	14,280
ING MAP PLUS NP32	288.442	12.50	3,606
ING MAP PLUS NP36	77.055	12.33	950
	146,850.899		$ 1,941,896
ING Balanced Portfolio - Class I
Currently payable annuity contracts:	725,003.932	$11.29 to $38.05	$ 18,526,563
Contracts in accumulation period:
ING Custom Choice 62	235.399	12.10	2,848
ING Custom Choice 65	3,412.940	11.93	40,716
ING MAP PLUS NP1	2,618.225	12.52	32,780
ING MAP PLUS NP15	0.232	11.92	3
ING MAP PLUS NP18	2,002.349	11.80	23,628
ING MAP PLUS NP21	2,057.847	11.68	24,036
ING MAP PLUS NP25	285.425	11.52	3,288
ING MAP PLUS NP26	199.789	11.48	2,294
Qualified I	17,273.597	37.18	642,232

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I (continued)
Qualified V	655.825	$ 27.33	$ 17,924
Qualified VI	4,726,914.832	27.95	132,117,270
Qualified VII	68,160.915	27.09	1,846,479
Qualified VIII	1,704.606	25.92	44,183
Qualified IX	1,114.415	27.69	30,858
Qualified X (1.15)	364,204.378	28.43	10,354,330
Qualified X (1.25)	861,257.786	27.95	24,072,155
Qualified XII (0.05)	48,071.389	31.49	1,513,768
Qualified XII (0.10)	65.917	15.79	1,041
Qualified XII (0.20)	27,487.863	15.59	428,536
Qualified XII (0.25)	129,977.114	15.49	2,013,345
Qualified XII (0.30)	109,951.413	15.40	1,693,252
Qualified XII (0.35)	3,958.286	15.30	60,562
Qualified XII (0.40)	34,946.735	21.84	763,237
Qualified XII (0.45)	36.854	15.11	557
Qualified XII (0.50)	240,255.142	15.59	3,745,578
Qualified XII (0.55)	100,439.064	14.92	1,498,551
Qualified XII (0.60)	577,301.303	14.83	8,561,378
Qualified XII (0.65)	345,166.404	14.73	5,084,301
Qualified XII (0.70)	168,866.900	14.64	2,472,211
Qualified XII (0.75)	333,810.382	14.55	4,856,941
Qualified XII (0.80)	1,048,247.059	15.42	16,163,970
Qualified XII (0.85)	711,836.014	20.73	14,756,361
Qualified XII (0.90)	186,608.300	14.97	2,793,526
Qualified XII (0.95)	491,524.950	20.43	10,041,855
Qualified XII (1.00)	988,620.581	20.28	20,049,225
Qualified XII (1.05)	49,614.212	20.14	999,230
Qualified XII (1.10)	176,960.014	19.99	3,537,431
Qualified XII (1.15)	219,983.616	19.84	4,364,475
Qualified XII (1.20)	13,315.440	19.70	262,314
Qualified XII (1.25)	63,309.515	19.56	1,238,334
Qualified XII (1.30)	3,093.335	19.41	60,042
Qualified XII (1.40)	14,159.184	19.13	270,865
Qualified XII (1.45)	33.461	18.99	635
Qualified XII (1.50)	1,419.569	18.85	26,759
Qualified XIII	11.964	29.20	349
Qualified XV	10,240.929	29.15	298,523
Qualified XVI	99,919.953	27.01	2,698,838
Qualified XVII	51,698.113	28.91	1,494,592
Qualified XVIII	127,972.387	28.91	3,699,682
Qualified XIX	2,994.335	38.46	115,162
Qualified XX	18,125.771	37.97	688,236
Qualified XXVI	1,674.781	29.42	49,272
Qualified XXVII	758,970.869	37.65	28,575,253
Qualified XXVIII	95,456.391	37.59	3,588,206
Qualified XXX	37,239.793	35.79	1,332,812
Qualified XXXII	181,647.930	12.14	2,205,206

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I (continued)
Qualified XXXIII (0.65)	5.355	$ 13.25	$ 71
Qualified XXXIV	118,051.894	9.56	1,128,576
Qualified XXXVI	21,190.636	13.39	283,743
Qualified XXXVIII	121,867.300	9.74	1,186,988
Qualified XLIII	10,246.481	9.56	97,956
Qualified LIV	190,575.582	11.76	2,241,169
Qualified LVI	237,619.897	12.04	2,860,944
	14,951,672.869		$ 347,585,445
ING Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	16,592.954	$ 17.49	$ 290,211
ING MAP PLUS NP3	249.986	17.37	4,342
ING MAP PLUS NP4	8,435.910	17.31	146,026
ING MAP PLUS NP6	7,948.571	17.19	136,636
ING MAP PLUS NP9	4,235.670	17.01	72,049
ING MAP PLUS NP10	13,307.472	16.96	225,695
ING MAP PLUS NP11	2,116.741	16.90	35,773
ING MAP PLUS NP12	12,354.659	16.84	208,052
ING MAP PLUS NP13	2,390.555	16.78	40,114
ING MAP PLUS NP14	3,736.606	16.72	62,476
ING MAP PLUS NP15	182.798	16.66	3,045
ING MAP PLUS NP17	357.892	16.55	5,923
ING MAP PLUS NP18	4,745.117	16.49	78,247
ING MAP PLUS NP19	3,780.675	16.44	62,154
ING MAP PLUS NP20	27,386.098	16.38	448,584
ING MAP PLUS NP21	4,841.833	16.32	79,019
ING MAP PLUS NP23	1,636.771	16.21	26,532
ING MAP PLUS NP24	138.991	16.15	2,245
ING MAP PLUS NP25	941.942	16.10	15,165
ING MAP PLUS NP26	837.582	16.04	13,435
ING MAP PLUS NP28	214.634	15.93	3,419
ING MAP PLUS NP29	709.059	15.88	11,260
ING MAP PLUS NP36	31.976	15.50	496
	117,174.492		$ 1,970,898
ING GNMA Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	8,207.208	$ 13.79	$ 113,177
ING MAP PLUS NP8	31,661.672	13.46	426,166
ING MAP PLUS NP9	21,389.001	13.41	286,826
ING MAP PLUS NP11	15,331.708	13.32	204,218
ING MAP PLUS NP12	339.171	13.27	4,501
ING MAP PLUS NP13	148.486	13.23	1,964
ING MAP PLUS NP14	31,702.785	13.18	417,843
ING MAP PLUS NP15	88,514.276	13.14	1,163,078
ING MAP PLUS NP17	33,999.864	13.05	443,698
ING MAP PLUS NP18	11,312.308	13.00	147,060
ING MAP PLUS NP19	7,688.784	12.96	99,647

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GNMA Income Fund - Class A (continued)
ING MAP PLUS NP20	17,161.473	$ 12.91	$ 221,555
ING MAP PLUS NP21	35.100	12.87	452
ING MAP PLUS NP22	2,365.371	12.82	30,324
ING MAP PLUS NP23	10,245.788	12.78	130,941
ING MAP PLUS NP24	1,162.488	12.74	14,810
ING MAP PLUS NP26	5,059.898	12.65	64,008
ING MAP PLUS NP27	11,470.127	12.60	144,524
ING MAP PLUS NP28	8,894.286	12.56	111,712
ING MAP PLUS NP29	3,855.643	12.52	48,273
ING MAP PLUS NP30	1,070.915	12.47	13,354
ING MAP PLUS NP32	1,337.946	12.39	16,577
Qualified VI	14,263.199	10.22	145,770
Qualified XII (0.25)	301.498	15.66	4,721
Qualified XII (0.50)	1,696.808	15.29	25,944
Qualified XII (0.65)	6,053.810	15.07	91,231
Qualified XII (0.75)	450.990	14.93	6,733
Qualified XII (0.95)	7,265.618	10.24	74,400
Qualified XII (1.00)	21,878.778	12.64	276,548
Qualified XII (1.25)	346.386	10.22	3,540
Qualified XVI	902.005	10.20	9,200
Qualified LIV	19.882	10.25	204
Qualified LVI	714.346	10.28	7,343
	366,847.618		$ 4,750,342
ING Intermediate Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	32,196.965	$ 12.97	$ 417,595
ING MAP PLUS NP8	58,126.596	12.66	735,883
ING MAP PLUS NP9	15,847.962	12.62	200,001
ING MAP PLUS NP10	32,286.253	12.58	406,161
ING MAP PLUS NP11	31,063.332	12.53	389,224
ING MAP PLUS NP12	49.905	12.49	623
ING MAP PLUS NP13	9,481.838	12.45	118,049
ING MAP PLUS NP14	13,000.980	12.40	161,212
ING MAP PLUS NP15	18,258.447	12.36	225,674
ING MAP PLUS NP16	549.570	12.32	6,771
ING MAP PLUS NP17	18,729.346	12.28	229,996
ING MAP PLUS NP18	431.548	12.23	5,278
ING MAP PLUS NP19	5,327.792	12.19	64,946
ING MAP PLUS NP20	27,859.417	12.15	338,492
ING MAP PLUS NP21	29,734.600	12.11	360,086
ING MAP PLUS NP23	3,740.779	12.02	44,964
ING MAP PLUS NP24	653.091	11.98	7,824
ING MAP PLUS NP25	18,203.997	11.94	217,356
ING MAP PLUS NP26	5,153.110	11.90	61,322
ING MAP PLUS NP28	2,800.168	11.82	33,098
ING MAP PLUS NP29	790.573	11.78	9,313
ING MAP PLUS NP32	1,600.810	11.66	18,665
	325,887.079		$ 4,052,533

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	315,685.943	$11.65 to $87.96	$ 6,970,209
Contracts in accumulation period:
ING Custom Choice 62	8,328.421	12.41	103,356
ING Custom Choice 65	5,350.175	12.43	66,503
ING MAP PLUS NP1	57,384.642	12.92	741,410
ING MAP PLUS NP8	65,546.657	12.61	826,543
ING MAP PLUS NP9	49,915.452	12.57	627,437
ING MAP PLUS NP10	4,650.554	12.52	58,225
ING MAP PLUS NP11	84,730.486	12.48	1,057,436
ING MAP PLUS NP12	69,089.654	12.44	859,475
ING MAP PLUS NP13	439.662	12.40	5,452
ING MAP PLUS NP14	31,707.399	12.35	391,586
ING MAP PLUS NP15	23,514.443	12.31	289,463
ING MAP PLUS NP17	19,064.475	12.23	233,159
ING MAP PLUS NP18	6,244.622	12.18	76,060
ING MAP PLUS NP19	6,361.370	12.14	77,227
ING MAP PLUS NP20	2,391.432	12.10	28,936
ING MAP PLUS NP21	501.555	12.06	6,049
ING MAP PLUS NP22	1,998.872	12.02	24,026
ING MAP PLUS NP23	8,478.547	11.97	101,488
ING MAP PLUS NP24	799.023	11.93	9,532
ING MAP PLUS NP25	4,038.545	11.89	48,018
ING MAP PLUS NP26	1,113.988	11.85	13,201
ING MAP PLUS NP27	1,207.271	11.81	14,258
ING MAP PLUS NP28	7,491.689	11.77	88,177
ING MAP PLUS NP29	6,140.769	11.73	72,031
ING MAP PLUS NP30	5,647.182	11.69	66,016
Qualified I	660.865	87.77	58,004
Qualified V	3,406.952	22.00	74,953
Qualified VI	4,034,860.623	22.20	89,573,906
Qualified VII	55,423.408	20.69	1,146,710
Qualified VIII	4,442.297	20.42	90,712
Qualified IX	400.756	21.78	8,728
Qualified X (1.15)	211,714.341	22.58	4,780,510
Qualified X (1.25)	557,327.718	22.20	12,372,675
Qualified XII (0.00)	1,813.604	19.25	34,912
Qualified XII (0.05)	202,579.567	25.01	5,066,515
Qualified XII (0.10)	9.573	19.01	182
Qualified XII (0.20)	44,018.599	18.77	826,229
Qualified XII (0.25)	139,370.821	18.65	2,599,266
Qualified XII (0.30)	87,056.612	18.53	1,613,159
Qualified XII (0.35)	3,612.216	18.42	66,537
Qualified XII (0.40)	112,532.845	21.00	2,363,190
Qualified XII (0.45)	892.574	18.19	16,236
Qualified XII (0.50)	539,402.050	18.32	9,881,846
Qualified XII (0.55)	265,539.125	17.96	4,769,083
Qualified XII (0.60)	3,384,371.960	17.84	60,377,196

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I (continued)
Qualified XII (0.65)	841,644.129	$ 17.73	$ 14,922,350
Qualified XII (0.70)	110,443.059	17.62	1,946,007
Qualified XII (0.75)	350,086.658	17.51	6,130,017
Qualified XII (0.80)	746,514.246	17.65	13,175,976
Qualified XII (0.85)	695,236.319	19.94	13,863,012
Qualified XII (0.90)	77,947.469	17.45	1,360,183
Qualified XII (0.95)	582,574.243	19.65	11,447,584
Qualified XII (1.00)	1,500,244.621	19.50	29,254,770
Qualified XII (1.05)	45,747.522	19.36	885,672
Qualified XII (1.10)	124,600.386	19.22	2,394,819
Qualified XII (1.15)	121,805.270	19.08	2,324,045
Qualified XII (1.20)	30,972.317	18.94	586,616
Qualified XII (1.25)	109,355.750	18.80	2,055,888
Qualified XII (1.30)	8,492.600	18.67	158,557
Qualified XII (1.35)	192.997	18.53	3,576
Qualified XII (1.40)	22,691.048	18.39	417,288
Qualified XII (1.45)	2,823.183	18.26	51,551
Qualified XII (1.50)	977.028	18.13	17,714
Qualified XV	11,704.018	23.15	270,948
Qualified XVI	107,632.581	21.45	2,308,719
Qualified XVII	102,132.625	22.66	2,314,325
Qualified XVIII	143,331.826	22.66	3,247,899
Qualified XIX	27.178	89.57	2,434
Qualified XX	5,295.745	87.85	465,231
Qualified XXI	18,908.398	23.56	445,482
Qualified XXVI	8,167.712	23.36	190,798
Qualified XXVII	502,606.472	88.32	44,390,204
Qualified XXVIII	113,740.976	88.16	10,027,404
Qualified XXIX	271.951	86.08	23,410
Qualified XXX	17,825.505	83.94	1,496,273
Qualified XXXII	86,785.491	12.31	1,068,329
Qualified XXXIII (0.65)	18,383.025	14.92	274,275
Qualified XXXIV	10,056.719	11.13	111,931
Qualified XXXV	2,680.531	12.26	32,863
Qualified XXXVI	25,822.135	15.07	389,140
Qualified XXXVIII	109,266.665	11.33	1,237,991
Qualified XLIII	14,144.805	11.13	157,432
Qualified LIV	132,662.961	12.25	1,625,121
Qualified LVI	322,697.508	12.54	4,046,627
	17,563,753.006		$ 383,698,283
ING Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	43,791.530	$ 11.66	$ 510,609

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	6,374.808	$ 14.27	$ 90,969
ING Custom Choice 65	103.920	12.70	1,320
Qualified VI	881,544.042	13.62	12,006,630
Qualified X (1.15)	39,768.115	14.23	565,900
Qualified X (1.25)	57,806.224	14.14	817,380
Qualified XII (0.00)	642.288	14.81	9,512
Qualified XII (0.10)	206.046	14.71	3,031
Qualified XII (0.25)	2,303.739	14.56	33,542
Qualified XII (0.30)	6,628.245	14.51	96,176
Qualified XII (0.35)	4.084	14.47	59
Qualified XII (0.40)	96,548.063	14.42	1,392,223
Qualified XII (0.50)	187,210.758	14.32	2,680,858
Qualified XII (0.55)	21,424.800	14.27	305,732
Qualified XII (0.60)	18,894.555	14.23	268,870
Qualified XII (0.65)	46,164.593	14.18	654,614
Qualified XII (0.70)	21,104.706	14.13	298,209
Qualified XII (0.75)	62,115.665	14.08	874,589
Qualified XII (0.80)	24,958.520	14.04	350,418
Qualified XII (0.85)	135,515.594	13.99	1,895,863
Qualified XII (0.90)	14,890.380	13.94	207,572
Qualified XII (0.95)	102,866.596	13.90	1,429,846
Qualified XII (1.00)	441,519.215	13.85	6,115,041
Qualified XII (1.05)	6,852.984	13.80	94,571
Qualified XII (1.10)	25,720.818	13.76	353,918
Qualified XII (1.15)	26,874.179	13.71	368,445
Qualified XII (1.20)	1,389.238	13.67	18,991
Qualified XII (1.25)	51,487.558	13.62	701,261
Qualified XII (1.30)	571.420	13.58	7,760
Qualified XII (1.35)	25.337	13.53	343
Qualified XII (1.40)	1,682.059	13.49	22,691
Qualified XII (1.45)	4,831.148	13.44	64,931
Qualified XV	522.278	13.90	7,260
Qualified XVI	11,514.912	13.40	154,300
Qualified XVII	5,676.292	13.73	77,935
Qualified XVIII	6,433.768	14.37	92,453
Qualified XXVI	155.843	13.98	2,179
Qualified XXXII	1,339.513	14.14	18,941
Qualified XXXIV	5,130.445	7.06	36,221
Qualified XXXVIII	1,699.459	7.19	12,219
Qualified XLIII	94.033	7.07	665
Qualified LIV	31,015.290	12.51	388,001
Qualified LVI	5,242.951	12.79	67,057
	2,356,854.481		$ 32,588,496

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	27,163.514	$8.45 to $8.63	$ 232,386
Contracts in accumulation period:
ING Custom Choice 62	203.145	9.08	1,845
ING Custom Choice 65	11,188.404	9.37	104,835
Qualified V	2,951.011	9.02	26,618
Qualified VI	3,093,867.717	9.08	28,092,319
Qualified VIII	1,189.576	9.07	10,789
Qualified X (1.15)	229,093.996	9.11	2,087,046
Qualified X (1.25)	149,790.912	9.08	1,360,101
Qualified XII (0.05)	39,301.206	9.53	374,540
Qualified XII (0.25)	22,579.447	9.44	213,150
Qualified XII (0.30)	45,486.928	9.43	428,942
Qualified XII (0.35)	12,324.542	9.41	115,974
Qualified XII (0.40)	84,489.812	9.39	793,359
Qualified XII (0.45)	819.995	9.37	7,683
Qualified XII (0.50)	155,366.202	9.35	1,452,674
Qualified XII (0.55)	103,145.348	9.34	963,378
Qualified XII (0.60)	53,140.254	9.32	495,267
Qualified XII (0.65)	391,315.942	9.30	3,639,238
Qualified XII (0.70)	92,508.512	9.28	858,479
Qualified XII (0.75)	88,140.081	9.26	816,177
Qualified XII (0.80)	199,979.716	9.25	1,849,812
Qualified XII (0.85)	413,057.481	9.23	3,812,521
Qualified XII (0.90)	32,377.290	9.21	298,195
Qualified XII (0.95)	298,690.678	9.19	2,744,967
Qualified XII (1.00)	890,639.115	9.18	8,176,067
Qualified XII (1.05)	82,633.573	9.16	756,924
Qualified XII (1.10)	133,172.969	9.14	1,217,201
Qualified XII (1.15)	49,257.643	9.12	449,230
Qualified XII (1.20)	30,461.745	9.11	277,506
Qualified XII (1.25)	56,081.585	9.09	509,782
Qualified XII (1.30)	14,883.784	9.07	134,996
Qualified XII (1.35)	29.335	9.05	265
Qualified XII (1.40)	16,399.271	9.04	148,249
Qualified XII (1.45)	3,235.462	9.02	29,184
Qualified XII (1.50)	2,286.353	9.00	20,577
Qualified XV	20,212.340	9.18	185,549
Qualified XVI	79,018.640	8.99	710,378
Qualified XVII	2,560.231	9.08	23,247
Qualified XVIII	16,969.471	9.16	155,440
Qualified XXII	494.448	9.36	4,628
Qualified XXVI	21,666.005	9.20	199,327
Qualified XXVII	1,806,536.533	9.16	16,547,875
Qualified XXVIII	236,884.177	9.17	2,172,228
Qualified XXXII	12,493.417	9.08	113,440
Qualified XXXIV	56,740.505	8.64	490,238
Qualified XXXVI	14,532.635	9.32	135,444

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio -
Institutional Class (continued)
Qualified XXXVIII	33,662.703	$ 8.80	$ 296,232
Qualified XLIII	10,278.708	8.65	88,911
Qualified LIV	18,405.519	9.23	169,883
Qualified LVI	97,896.515	9.44	924,143
	9,255,604.391		$ 84,717,239
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Qualified XII (0.00)	799.178	$ 10.95	$ 8,751
Qualified XII (0.50)	17,501.998	10.71	187,446
	18,301.176		$ 196,197
ING BlackRock Large Cap Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Qualified XXXV	23,771.331	$ 9.25	$ 219,885

ING Clarion Global Real Estate Portfolio - Institutional
Class
Contracts in accumulation period:
ING Custom Choice 62	568.803	$ 10.17	$ 5,785
ING Custom Choice 65	1,347.338	10.37	13,972
Qualified V	210.750	10.13	2,135
Qualified VI	1,146,206.329	10.17	11,656,918
Qualified X (1.15)	22,102.175	10.20	225,442
Qualified X (1.25)	85,909.994	10.18	874,564
Qualified XII (0.00)	6,606.169	10.47	69,167
Qualified XII (0.10)	70.200	10.45	734
Qualified XII (0.25)	84,966.238	10.41	884,499
Qualified XII (0.30)	3,908.030	10.40	40,644
Qualified XII (0.40)	169,857.561	10.37	1,761,423
Qualified XII (0.50)	935,985.094	10.35	9,687,446
Qualified XII (0.55)	62,988.752	10.34	651,304
Qualified XII (0.60)	17,573.145	10.32	181,355
Qualified XII (0.65)	40,646.118	10.31	419,061
Qualified XII (0.70)	27,404.623	10.30	282,268
Qualified XII (0.75)	131,857.443	10.29	1,356,813
Qualified XII (0.80)	221,760.224	10.27	2,277,478
Qualified XII (0.85)	258,022.061	10.26	2,647,306
Qualified XII (0.90)	19,023.721	10.25	194,993
Qualified XII (0.95)	156,125.102	10.24	1,598,721
Qualified XII (1.00)	960,063.198	10.23	9,821,447
Qualified XII (1.05)	11,838.643	10.21	120,873
Qualified XII (1.10)	25,993.210	10.20	265,131
Qualified XII (1.15)	51,877.128	10.19	528,628
Qualified XII (1.20)	3,357.820	10.18	34,183
Qualified XII (1.25)	42,679.151	10.17	434,047
Qualified XII (1.30)	0.590	10.15	6
Qualified XII (1.40)	5,770.209	10.13	58,452
Qualified XII (1.45)	967.353	10.12	9,790

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Institutional
Class (continued)
Qualified XV	2,247.863	$ 10.24	$ 23,018
Qualified XVI	13,753.060	10.11	139,043
Qualified XVII	1,551.935	10.17	15,783
Qualified XVIII	3,177.477	10.47	33,268
Qualified XXI	5,758.613	10.27	59,141
Qualified XXVI	1,006.283	10.29	10,355
Qualified XXVII	1,100,278.781	10.23	11,255,852
Qualified XXVIII	160,410.615	10.24	1,642,605
Qualified XXXII	2,311.771	10.18	23,534
Qualified XXXIV	4,875.405	10.28	50,119
Qualified XXXVIII	3,368.032	10.47	35,263
Qualified XLIII	290.990	10.29	2,994
Qualified LIV	9,262.048	10.27	95,121
Qualified LVI	11,670.383	10.41	121,489
	5,815,650.428		$ 59,612,170
ING Clarion Real Estate Portfolio - Institutional Class
Currently payable annuity contracts:	182,185.619	$10.07 to $10.56	$ 1,923,551
Contracts in accumulation period:
	182,185.619		$ 1,923,551
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	3,909.703	$ 10.29	$ 40,231
ING Custom Choice 65	5,141.190	10.72	55,114
ING MAP PLUS NP1	89,435.468	10.88	973,058
ING MAP PLUS NP4	8,851.062	10.80	95,591
ING MAP PLUS NP8	25,042.193	10.70	267,951
ING MAP PLUS NP9	14,845.293	10.67	158,399
ING MAP PLUS NP11	11,681.056	10.62	124,053
ING MAP PLUS NP12	10,925.986	10.60	115,815
ING MAP PLUS NP14	2,207.357	10.55	23,288
ING MAP PLUS NP15	9,910.914	10.53	104,362
ING MAP PLUS NP16	2,977.315	10.50	31,262
ING MAP PLUS NP17	9,798.406	10.48	102,687
ING MAP PLUS NP18	647.237	10.45	6,764
ING MAP PLUS NP19	1,466.427	10.43	15,295
ING MAP PLUS NP20	5,123.969	10.40	53,289
ING MAP PLUS NP22	321.509	10.35	3,328
ING MAP PLUS NP23	204.442	10.33	2,112
ING MAP PLUS NP24	520.535	10.31	5,367
ING MAP PLUS NP25	9,143.772	10.28	93,998
ING MAP PLUS NP26	3,051.967	10.26	31,313
ING MAP PLUS NP27	4,574.186	10.23	46,794
ING MAP PLUS NP28	2,361.000	10.21	24,106
Qualified V	2,123.418	10.21	21,680
Qualified VI	842,933.122	10.29	8,673,782
Qualified XII (0.00)	307.233	10.91	3,352
Qualified XII (0.25)	71.390	10.78	770

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service
Class (continued)
Qualified XII (0.30)	16,747.787	$ 10.76	$ 180,206
Qualified XII (0.40)	116,524.386	10.71	1,247,976
Qualified XII (0.50)	908,569.133	10.66	9,685,347
Qualified XII (0.55)	30,990.758	10.63	329,432
Qualified XII (0.60)	6,970.032	10.61	73,952
Qualified XII (0.65)	80,003.637	10.58	846,438
Qualified XII (0.70)	21,427.697	10.56	226,276
Qualified XII (0.75)	138,998.410	10.53	1,463,653
Qualified XII (0.80)	110,137.553	10.51	1,157,546
Qualified XII (0.85)	340,318.395	10.48	3,566,537
Qualified XII (0.90)	8,145.308	10.46	85,200
Qualified XII (0.95)	160,633.224	10.43	1,675,405
Qualified XII (1.00)	668,542.904	10.41	6,959,532
Qualified XII (1.05)	7,782.223	10.39	80,857
Qualified XII (1.10)	22,323.291	10.36	231,269
Qualified XII (1.15)	22,553.211	10.34	233,200
Qualified XII (1.20)	7,543.988	10.31	77,779
Qualified XII (1.25)	60,269.533	10.29	620,173
Qualified XII (1.30)	1,564.589	10.26	16,053
Qualified XII (1.40)	2,186.717	10.22	22,348
Qualified XII (1.45)	37.266	10.19	380
Qualified XII (1.50)	6.021	10.17	61
Qualified XV	5,331.999	10.43	55,613
Qualified XVI	21,018.669	10.17	213,760
Qualified XXI	28,872.194	10.51	303,447
Qualified XXVI	2,205.045	10.46	23,065
Qualified XXXIII (0.65)	17,167.337	10.58	181,630
Qualified XXXIV	123.462	9.13	1,127
Qualified XXXVIII	12,918.681	9.30	120,144
Qualified XLIII	126.816	9.13	1,158
Qualified LIV	21,142.964	10.56	223,270
Qualified LVI	26,115.344	10.80	282,046
	3,934,874.724		$ 41,258,641
ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	3,487.706	$ 15.47	$ 53,955
ING Custom Choice 65	475.397	16.30	7,749
ING MAP PLUS NP1	61,510.624	16.54	1,017,386
ING MAP PLUS NP3	376.330	16.44	6,187
ING MAP PLUS NP4	13,440.585	16.40	220,426
ING MAP PLUS NP5	86.386	16.35	1,412
ING MAP PLUS NP6	27,939.836	16.30	455,419
ING MAP PLUS NP8	29,478.967	16.21	477,854
ING MAP PLUS NP9	32,054.689	16.17	518,324
ING MAP PLUS NP10	9,104.673	16.12	146,767
ING MAP PLUS NP11	19,138.724	16.07	307,559
ING MAP PLUS NP12	21,654.515	16.03	347,122

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class (continued)
ING MAP PLUS NP13	3,364.258	$ 15.98	$ 53,761
ING MAP PLUS NP14	26,531.309	15.94	422,909
ING MAP PLUS NP15	23,421.329	15.89	372,165
ING MAP PLUS NP16	991.035	15.85	15,708
ING MAP PLUS NP17	7,632.692	15.80	120,597
ING MAP PLUS NP18	2,106.694	15.76	33,202
ING MAP PLUS NP19	2,921.296	15.71	45,894
ING MAP PLUS NP20	909.509	15.67	14,252
ING MAP PLUS NP21	4,429.421	15.62	69,188
ING MAP PLUS NP22	11,769.945	15.58	183,376
ING MAP PLUS NP23	1,619.855	15.54	25,173
ING MAP PLUS NP24	327.316	15.49	5,070
ING MAP PLUS NP25	4,774.792	15.45	73,771
ING MAP PLUS NP26	6,937.203	15.40	106,833
ING MAP PLUS NP27	3,257.797	15.36	50,040
ING MAP PLUS NP28	3,680.235	15.32	56,381
ING MAP PLUS NP29	2,086.403	15.27	31,859
ING MAP PLUS NP30	147.356	15.23	2,244
ING MAP PLUS NP36	5.657	14.97	85
Qualified VI	873,218.660	15.47	13,508,693
Qualified VIII	731.298	15.46	11,306
Qualified XII (0.00)	9,824.452	16.61	163,184
Qualified XII (0.10)	31.613	16.52	522
Qualified XII (0.25)	14,269.431	16.38	233,733
Qualified XII (0.30)	11,751.344	16.33	191,899
Qualified XII (0.40)	26,610.417	16.24	432,153
Qualified XII (0.50)	769,394.441	16.15	12,425,720
Qualified XII (0.55)	27,715.837	16.10	446,225
Qualified XII (0.60)	6,783.033	16.05	108,868
Qualified XII (0.65)	66,778.773	16.01	1,069,128
Qualified XII (0.70)	31,422.621	15.96	501,505
Qualified XII (0.75)	222,751.389	15.92	3,546,202
Qualified XII (0.80)	26,397.169	15.87	418,923
Qualified XII (0.85)	168,496.462	15.83	2,667,299
Qualified XII (0.90)	5,441.278	15.78	85,863
Qualified XII (0.95)	117,462.463	15.74	1,848,859
Qualified XII (1.00)	961,605.616	15.69	15,087,592
Qualified XII (1.05)	5,010.698	15.65	78,417
Qualified XII (1.10)	20,954.687	15.60	326,893
Qualified XII (1.15)	28,855.402	15.56	448,990
Qualified XII (1.20)	4,846.741	15.52	75,221
Qualified XII (1.25)	55,468.902	15.47	858,104
Qualified XII (1.30)	815.706	15.43	12,586
Qualified XII (1.40)	406.215	15.34	6,231
Qualified XII (1.45)	26.577	15.30	407
Qualified XII (1.50)	126.131	15.25	1,924
Qualified XV	157.487	15.74	2,479

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class (continued)
Qualified XVI	15,967.411	15.25	243,503
Qualified XXI	213,122.413	15.87	3,382,253
Qualified XXVI	376.805	15.78	5,946
Qualified XXXIV	600.698	10.41	6,253
Qualified XXXVIII	8,189.940	10.61	86,895
Qualified XLIII	855.154	10.42	8,911
Qualified LIV	59,469.316	16.06	955,077
Qualified LVI	4,107.492	16.42	67,445
	4,085,706.606		$ 64,557,877
ING Global Resources Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XII (0.20)	2,427.680	$ 13.76	$ 33,405

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	15,162.455	$ 12.79	$ 193,928
ING Custom Choice 65	14,618.787	13.25	193,699
ING MAP PLUS NP6	6,399.569	15.01	96,058
ING MAP PLUS NP11	0.724	14.95	11
ING MAP PLUS NP15	2,550.884	14.90	38,008
ING MAP PLUS NP18	3,461.764	14.86	51,442
ING MAP PLUS NP26	738.517	14.76	10,901
Qualified V	41.544	12.71	528
Qualified VI	2,783,413.562	12.79	35,599,859
Qualified VIII	737.249	12.79	9,429
Qualified XII (0.05)	61,238.973	13.47	824,889
Qualified XII (0.10)	80.201	13.42	1,076
Qualified XII (0.25)	76,101.720	13.34	1,015,197
Qualified XII (0.30)	56,434.220	13.31	751,139
Qualified XII (0.35)	1,236.752	13.28	16,424
Qualified XII (0.40)	287,494.891	13.25	3,809,307
Qualified XII (0.45)	209.665	13.23	2,774
Qualified XII (0.50)	103,519.834	13.20	1,366,462
Qualified XII (0.55)	79,575.562	13.17	1,048,010
Qualified XII (0.60)	45,193.989	13.14	593,849
Qualified XII (0.65)	256,989.465	13.12	3,371,702
Qualified XII (0.70)	88,392.796	13.09	1,157,062
Qualified XII (0.75)	269,123.668	13.06	3,514,755
Qualified XII (0.80)	446,274.620	13.04	5,819,421
Qualified XII (0.85)	587,076.102	13.01	7,637,860
Qualified XII (0.90)	37,425.077	12.98	485,778
Qualified XII (0.95)	455,641.369	12.95	5,900,556
Qualified XII (1.00)	1,170,255.185	12.93	15,131,400
Qualified XII (1.05)	49,086.154	12.90	633,211
Qualified XII (1.10)	70,571.761	12.87	908,259
Qualified XII (1.15)	97,385.280	12.85	1,251,401
Qualified XII (1.20)	13,302.562	12.82	170,539

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service
Class (continued)
Qualified XII (1.25)	119,967.090	$ 12.79	$ 1,534,379
Qualified XII (1.30)	347.904	12.77	4,443
Qualified XII (1.35)	36.626	12.74	467
Qualified XII (1.40)	6,068.505	12.72	77,191
Qualified XII (1.45)	419.691	12.69	5,326
Qualified XII (1.50)	1,594.272	12.66	20,183
Qualified XIII	1,534.825	12.95	19,876
Qualified XV	30,645.395	12.95	396,858
Qualified XVI	56,394.348	12.66	713,952
Qualified XVII	3,486.279	12.80	44,624
Qualified XXI	55,198.158	13.04	719,784
Qualified XXVI	39,766.815	13.06	519,355
Qualified XXVII	1,775,339.057	13.01	23,097,161
Qualified XXVIII	905,744.102	13.01	11,783,731
Qualified XXXIV	3,695.431	9.88	36,511
Qualified XXXVI	13,964.125	13.17	183,908
Qualified XXXVIII	22,028.518	10.06	221,607
Qualified XLIII	9,409.207	9.88	92,963
Qualified LIV	46,935.405	13.06	612,976
Qualified LVI	128,848.220	13.37	1,722,701
	10,301,158.874		$ 133,412,930
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,279.524	$ 8.09	$ 10,351
ING Custom Choice 65	442.401	8.27	3,659
ING MAP PLUS NP11	56.854	8.23	468
ING MAP PLUS NP18	41.507	8.15	338
ING MAP PLUS NP22	4,039.242	8.11	32,758
ING MAP PLUS NP26	1,970.311	8.07	15,900
ING MAP PLUS NP28	2,162.749	8.04	17,388
ING MAP PLUS NP30	129.874	8.02	1,042
Qualified VI	317,074.816	8.09	2,565,135
Qualified XII (0.00)	473.254	9.11	4,311
Qualified XII (0.30)	5,038.987	9.01	45,401
Qualified XII (0.40)	37,402.584	8.98	335,875
Qualified XII (0.50)	1,451,599.398	8.94	12,977,299
Qualified XII (0.55)	10,302.945	8.92	91,902
Qualified XII (0.60)	2,285.451	8.91	20,363
Qualified XII (0.65)	4,230.537	8.89	37,609
Qualified XII (0.70)	2,854.719	8.87	25,321
Qualified XII (0.75)	36,395.589	8.86	322,465
Qualified XII (0.80)	99,367.169	8.84	878,406
Qualified XII (0.85)	244,524.813	8.82	2,156,709
Qualified XII (0.90)	8,206.117	8.81	72,296
Qualified XII (0.95)	36,163.362	8.79	317,876
Qualified XII (1.00)	144,061.090	8.77	1,263,416
Qualified XII (1.05)	4,241.229	8.76	37,153

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service
Class (continued)
Qualified XII (1.10)	4,636.540	$ 8.74	$ 40,523
Qualified XII (1.15)	3,188.958	8.72	27,808
Qualified XII (1.20)	546.367	8.71	4,759
Qualified XII (1.25)	6,209.948	8.69	53,964
Qualified XII (1.30)	665.324	8.67	5,768
Qualified XII (1.40)	198.307	8.64	1,713
Qualified XIII	579.953	8.15	4,727
Qualified XV	16,414.081	8.15	133,775
Qualified XVI	3,008.783	8.03	24,161
Qualified XVII	115.384	8.09	933
Qualified XXI	2,623.048	8.18	21,457
Qualified XXVI	24.353	8.16	199
Qualified XXXVIII	1,201.769	7.98	9,590
Qualified XLIII	1,383.952	8.21	11,362
Qualified LIV	5,071.110	8.18	41,482
Qualified LVI	7,155.033	8.30	59,387
	2,467,367.432		$ 21,675,049
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	20,410.423	$ 19.86	$ 405,351

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Qualified XXVII	970,195.667	$ 20.75	$ 20,131,560
Qualified XXVIII	982,515.640	20.78	20,416,675
	1,952,711.307		$ 40,548,235
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,766.922	$ 23.81	$ 42,070
ING Custom Choice 65	1,734.237	25.09	43,512
ING MAP PLUS NP1	49,309.900	16.01	789,452
ING MAP PLUS NP9	17,642.947	15.71	277,171
ING MAP PLUS NP11	7,475.275	15.64	116,913
ING MAP PLUS NP12	3,131.260	15.60	48,848
ING MAP PLUS NP14	1,837.751	15.53	28,540
ING MAP PLUS NP15	4,647.485	15.49	71,990
ING MAP PLUS NP17	1,436.778	15.42	22,155
ING MAP PLUS NP18	2,932.029	15.38	45,095
ING MAP PLUS NP23	5,530.326	15.20	84,061
ING MAP PLUS NP24	241.707	15.17	3,667
ING MAP PLUS NP25	5,985.778	15.13	90,565
ING MAP PLUS NP26	5,364.858	15.10	81,009
ING MAP PLUS NP28	1,329.215	15.03	19,978
ING MAP PLUS NP30	58.733	14.96	879
Qualified VI	604,172.298	23.81	14,385,342
Qualified XII (0.10)	55.793	25.42	1,418

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Qualified XII (0.25)	162.664	$ 25.21	$ 4,101
Qualified XII (0.30)	7,788.436	25.13	195,723
Qualified XII (0.40)	20,135.090	24.99	503,176
Qualified XII (0.50)	25,791.244	24.85	640,912
Qualified XII (0.55)	13,115.347	24.78	324,998
Qualified XII (0.60)	9,875.927	24.71	244,034
Qualified XII (0.65)	64,483.537	24.64	1,588,874
Qualified XII (0.70)	12,101.062	24.57	297,323
Qualified XII (0.75)	10,438.493	24.50	255,743
Qualified XII (0.80)	33,473.521	24.43	817,758
Qualified XII (0.85)	84,289.589	24.36	2,053,294
Qualified XII (0.90)	13,436.384	24.29	326,370
Qualified XII (0.95)	90,075.191	24.22	2,181,621
Qualified XII (1.00)	189,756.692	24.15	4,582,624
Qualified XII (1.05)	8,374.161	24.09	201,734
Qualified XII (1.10)	18,550.870	24.02	445,592
Qualified XII (1.15)	15,884.010	23.95	380,422
Qualified XII (1.20)	3,028.410	23.88	72,318
Qualified XII (1.25)	35,794.829	23.81	852,275
Qualified XII (1.40)	1,668.751	23.61	39,399
Qualified XII (1.45)	522.732	23.55	12,310
Qualified XII (1.50)	581.103	23.48	13,644
Qualified XIII	2,890.725	24.22	70,013
Qualified XV	2,729.981	24.22	66,120
Qualified XVI	15,542.614	23.48	364,941
Qualified XVII	791.075	23.81	18,835
Qualified XXVI	4,023.289	24.29	97,726
Qualified XXXIV	3,001.848	9.94	29,838
Qualified XXXVIII	3,561.234	10.13	36,075
Qualified XLIII	1,844.572	9.95	18,353
Qualified LIV	5,263.646	24.72	130,117
Qualified LVI	27,761.453	25.27	701,532
	1,441,391.772		$ 33,720,460
ING JPMorgan Small Cap Core Equity Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP14	8,976.228	$ 13.22	$ 118,666
Qualified VI	105,682.033	13.75	1,453,128
Qualified XII (0.00)	21,176.734	14.76	312,569
Qualified XII (0.30)	1,041.886	14.51	15,118
Qualified XII (0.35)	2,561.225	14.47	37,061
Qualified XII (0.40)	4,622.967	14.43	66,709
Qualified XII (0.50)	130,889.883	14.35	1,878,270
Qualified XII (0.55)	1,814.654	14.31	25,968
Qualified XII (0.60)	3,321.751	14.27	47,401
Qualified XII (0.65)	15,759.365	14.23	224,256
Qualified XII (0.70)	1,238.381	14.19	17,573
Qualified XII (0.75)	6,007.131	14.15	85,001

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio - Service
Class (continued)
Qualified XII (0.80)	12,132.664	$ 14.11	$ 171,192
Qualified XII (0.85)	17,863.762	14.07	251,343
Qualified XII (0.90)	721.058	14.03	10,116
Qualified XII (0.95)	44,617.656	13.99	624,201
Qualified XII (1.00)	52,307.073	13.95	729,684
Qualified XII (1.05)	1,526.792	13.91	21,238
Qualified XII (1.10)	4,130.916	13.87	57,296
Qualified XII (1.15)	3,031.796	13.83	41,930
Qualified XII (1.20)	391.530	13.79	5,399
Qualified XII (1.25)	8,684.133	13.75	119,407
Qualified XII (1.40)	2,139.910	13.63	29,167
Qualified XII (1.45)	280.946	13.60	3,821
Qualified XII (1.50)	82.573	13.56	1,120
Qualified XV	304.149	13.99	4,255
Qualified XVI	5,977.280	13.56	81,052
Qualified XXXIV	1.476	10.41	15
Qualified XXXVIII	1,662.841	10.60	17,626
Qualified LIV	4,691.314	14.27	66,945
Qualified LVI	2,521.620	14.59	36,790
	466,161.727		$ 6,554,317
ING Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	1,220.209	$ 15.29	$ 18,657
Qualified XII (0.50)	216,153.306	14.96	3,233,653
	217,373.515		$ 3,252,310
ING Lord Abbett Growth and Income Portfolio -
Institutional Class
Currently payable annuity contracts:	115,974.043	$9.22 to $9.66	$ 1,118,854
Contracts in accumulation period:
ING Custom Choice 62	1,860.369	9.53	17,729
ING Custom Choice 65	8,992.601	9.93	89,297
ING MAP PLUS NP4	113.715	9.97	1,134
ING MAP PLUS NP11	2,266.113	9.80	22,208
ING MAP PLUS NP12	334.901	9.78	3,275
ING MAP PLUS NP13	5,244.865	9.76	51,190
ING MAP PLUS NP15	20,172.210	9.71	195,872
ING MAP PLUS NP17	6,730.981	9.67	65,089
ING MAP PLUS NP18	2,716.665	9.64	26,189
ING MAP PLUS NP20	1,819.057	9.60	17,463
ING MAP PLUS NP21	4,165.588	9.58	39,906
ING MAP PLUS NP23	4,295.618	9.53	40,937
ING MAP PLUS NP25	755.788	9.49	7,172
ING MAP PLUS NP26	135.616	9.47	1,284
ING MAP PLUS NP28	4,757.585	9.42	44,816
ING MAP PLUS NP35	1.342	9.27	12
Qualified V	2,107.591	9.46	19,938
Qualified VI	2,313,133.888	9.53	22,044,166
Qualified VIII	1,897.367	9.53	18,082

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Growth and Income Portfolio -
Institutional Class (continued)
Qualified X (1.15)	108,378.547	$ 9.58	$ 1,038,266
Qualified X (1.25)	353,492.749	9.53	3,368,786
Qualified XII (0.00)	24.757	10.11	250
Qualified XII (0.25)	321,591.092	9.99	3,212,695
Qualified XII (0.30)	324,800.757	9.96	3,235,016
Qualified XII (0.40)	70,871.395	9.92	703,044
Qualified XII (0.50)	288,966.615	9.87	2,852,100
Qualified XII (0.55)	108,563.013	9.85	1,069,346
Qualified XII (0.60)	65,790.355	9.83	646,719
Qualified XII (0.65)	1,173,234.552	9.80	11,497,699
Qualified XII (0.70)	87,997.004	9.78	860,611
Qualified XII (0.75)	344,850.496	9.76	3,365,741
Qualified XII (0.80)	110,206.251	9.73	1,072,307
Qualified XII (0.85)	628,547.664	9.71	6,103,198
Qualified XII (0.90)	24,660.614	9.69	238,961
Qualified XII (0.95)	508,049.785	9.67	4,912,841
Qualified XII (1.00)	1,387,620.291	9.64	13,376,660
Qualified XII (1.05)	61,286.637	9.62	589,577
Qualified XII (1.10)	74,170.397	9.60	712,036
Qualified XII (1.15)	34,632.352	9.58	331,778
Qualified XII (1.20)	19,741.693	9.55	188,533
Qualified XII (1.25)	190,209.486	9.53	1,812,696
Qualified XII (1.30)	1,660.657	9.51	15,793
Qualified XII (1.35)	516.187	9.49	4,899
Qualified XII (1.40)	13,339.759	9.46	126,194
Qualified XII (1.45)	9,050.803	9.44	85,440
Qualified XII (1.50)	11,229.145	9.42	105,779
Qualified XIII	614.362	9.67	5,941
Qualified XV	30,649.466	9.67	296,380
Qualified XVI	99,650.047	9.42	938,703
Qualified XVII	627.549	9.53	5,981
Qualified XVIII	11,800.612	9.64	113,758
Qualified XXVI	3,006.901	9.69	29,137
Qualified XXXII	441.031	9.53	4,203
Qualified XXXIV	10,140.452	8.50	86,194
Qualified XXXVIII	15,473.797	8.66	134,003
Qualified XLIII	4,471.062	8.51	38,049
Qualified LIV	74,202.933	9.79	726,447
Qualified LVI	78,083.872	10.00	780,839
	9,150,121.040		$ 88,511,213

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP9	52,228.626	$ 9.77	$ 510,274
ING MAP PLUS NP12	23,640.248	9.70	229,310
ING MAP PLUS NP15	2,724.359	9.63	26,236
ING MAP PLUS NP22	3,969.429	9.47	37,590
ING MAP PLUS NP23	201.917	9.45	1,908
ING MAP PLUS NP30	144.138	9.30	1,340
	82,908.717		$ 806,658
ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 65	1,840.287	$ 10.18	$ 18,734
Qualified VI	196,359.570	9.94	1,951,814
Qualified VIII	1,026.744	9.94	10,206
Qualified X (1.15)	6,112.870	9.97	60,945
Qualified X (1.25)	32,164.672	9.94	319,717
Qualified XII (0.00)	167.088	10.29	1,719
Qualified XII (0.30)	6,261.639	10.20	63,869
Qualified XII (0.40)	11,879.163	10.18	120,930
Qualified XII (0.50)	83,739.723	10.15	849,958
Qualified XII (0.55)	5,942.113	10.14	60,253
Qualified XII (0.60)	6,189.407	10.12	62,637
Qualified XII (0.65)	42,696.843	10.11	431,665
Qualified XII (0.70)	13,966.566	10.09	140,923
Qualified XII (0.75)	27,934.231	10.08	281,577
Qualified XII (0.80)	4,010.658	10.07	40,387
Qualified XII (0.85)	30,328.160	10.05	304,798
Qualified XII (0.90)	1,866.716	10.04	18,742
Qualified XII (0.95)	22,533.140	10.02	225,782
Qualified XII (1.00)	97,017.179	10.01	971,142
Qualified XII (1.05)	1,469.581	10.00	14,696
Qualified XII (1.10)	7,715.957	9.98	77,005
Qualified XII (1.15)	9,503.308	9.97	94,748
Qualified XII (1.20)	1,880.539	9.96	18,730
Qualified XII (1.25)	16,862.382	9.94	167,612
Qualified XII (1.30)	54.756	9.93	544
Qualified XII (1.40)	669.058	9.90	6,624
Qualified XII (1.45)	1,027.007	9.89	10,157
Qualified XV	2,787.154	10.02	27,927
Qualified XVI	3,999.520	9.87	39,475
Qualified XVIII	2,619.500	9.94	26,038
Qualified XXVII	266,785.092	9.82	2,619,830
Qualified XXXII	333.470	9.94	3,315
Qualified XXXIV	1,142.270	10.10	11,537
Qualified XXXVIII	3,501.429	10.29	36,030
Qualified XLIII	26.996	10.11	273
Qualified LIV	1,300.446	10.07	13,095
Qualified LVI	7,304.384	10.22	74,651
	921,019.618		$ 9,178,085

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP4	21,476.538	$ 12.51	$ 268,671
ING MAP PLUS NP11	948.017	12.27	11,632
ING MAP PLUS NP12	3,599.123	12.23	44,017
ING MAP PLUS NP14	3,931.512	12.16	47,807
ING MAP PLUS NP17	919.301	12.06	11,087
ING MAP PLUS NP19	0.328	11.99	4
ING MAP PLUS NP20	2,945.126	11.96	35,224
ING MAP PLUS NP23	3,684.267	11.86	43,695
ING MAP PLUS NP26	1,444.557	11.76	16,988
Qualified XII (0.60)	568.941	12.27	6,981
Qualified XII (0.75)	64.329	12.16	782
Qualified XII (1.25)	19.794	11.82	234
Qualified XXXV	3,458.082	10.12	34,996
	43,059.915		$ 522,118
ING Marsico International Opportunities Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	9,211.856	$ 8.77	$ 80,788

ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	491.851	$ 13.80	$ 6,788
ING Custom Choice 65	106.058	14.54	1,542
ING MAP PLUS NP11	4,105.794	14.32	58,795
ING MAP PLUS NP12	174.917	14.28	2,498
ING MAP PLUS NP13	560.603	14.24	7,983
ING MAP PLUS NP15	1,016.423	14.16	14,393
ING MAP PLUS NP17	3,387.658	14.08	47,698
ING MAP PLUS NP18	531.899	14.04	7,468
ING MAP PLUS NP23	378.674	13.84	5,241
Qualified VI	183,661.339	13.80	2,534,526
Qualified XII (0.00)	121.662	14.82	1,803
Qualified XII (0.10)	22.254	14.73	328
Qualified XII (0.30)	2,869.715	14.57	41,812
Qualified XII (0.40)	9,918.722	14.48	143,623
Qualified XII (0.50)	37,236.153	14.40	536,201
Qualified XII (0.55)	465.831	14.36	6,689
Qualified XII (0.60)	4,851.798	14.32	69,478
Qualified XII (0.65)	22,442.265	14.28	320,476
Qualified XII (0.70)	4,033.711	14.24	57,440
Qualified XII (0.75)	25,850.707	14.20	367,080
Qualified XII (0.80)	31,202.079	14.16	441,821
Qualified XII (0.85)	46,122.136	14.12	651,245
Qualified XII (0.90)	5,779.629	14.08	81,377
Qualified XII (0.95)	32,147.515	14.04	451,351
Qualified XII (1.00)	103,600.837	14.00	1,450,412
Qualified XII (1.05)	950.112	13.96	13,264

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class (continued)
Qualified XII (1.10)	11,177.641	$ 13.92	$ 155,593
Qualified XII (1.15)	7,418.960	13.88	102,975
Qualified XII (1.20)	992.402	13.84	13,735
Qualified XII (1.25)	9,136.635	13.80	126,086
Qualified XII (1.30)	13.064	13.76	180
Qualified XII (1.40)	1,064.456	13.69	14,572
Qualified XV	1,240.375	14.04	17,415
Qualified XVI	5,378.109	13.61	73,196
Qualified XXI	4,680.509	14.16	66,276
Qualified XXVI	267.402	14.08	3,765
Qualified XXXIV	851.776	7.60	6,474
Qualified XXXVIII	475.492	7.75	3,685
Qualified XLIII	470.175	7.61	3,578
Qualified LIV	6,983.334	14.33	100,071
Qualified LVI	6,340.816	14.65	92,893
	578,521.488		$ 8,101,826
ING MFS Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	93,158.417	$ 11.49	$ 1,070,390

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	3,029,547.650	$ 10.94	$ 33,143,251
Qualified XXVIII	2,462,627.037	10.95	26,965,766
	5,492,174.687		$ 60,109,017
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	3,318.149	$ 12.47	$ 41,377
ING MAP PLUS NP1	208.180	13.07	2,721
ING MAP PLUS NP4	6,455.420	12.93	83,469
ING MAP PLUS NP9	43,923.673	12.71	558,270
ING MAP PLUS NP10	910.968	12.67	11,542
ING MAP PLUS NP11	162.571	12.62	2,052
ING MAP PLUS NP12	39,068.792	12.58	491,485
ING MAP PLUS NP15	112.246	12.45	1,397
ING MAP PLUS NP16	100.872	12.41	1,252
ING MAP PLUS NP17	657.037	12.37	8,128
ING MAP PLUS NP18	78.949	12.32	973
ING MAP PLUS NP19	75.168	12.28	923
ING MAP PLUS NP22	3,211.279	12.15	39,017
ING MAP PLUS NP23	4,478.541	12.11	54,235
ING MAP PLUS NP24	10,570.014	12.07	127,580
ING MAP PLUS NP26	1,011.322	11.99	12,126
ING MAP PLUS NP28	6.577	11.90	78
Qualified VI	662,569.817	14.43	9,560,882
Qualified X (1.15)	22,246.248	12.36	274,964
Qualified X (1.25)	69,025.094	12.28	847,628

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service
Class (continued)
Qualified XII (0.25)	8,303.488	$ 15.85	$ 131,610
Qualified XII (0.30)	889.151	15.79	14,040
Qualified XII (0.40)	30,954.760	15.68	485,371
Qualified XII (0.50)	30,649.375	15.54	476,291
Qualified XII (0.55)	3,405.302	15.50	52,782
Qualified XII (0.60)	7,642.082	15.44	117,994
Qualified XII (0.65)	6,790.594	15.38	104,439
Qualified XII (0.70)	20,538.184	15.33	314,850
Qualified XII (0.75)	48,756.959	15.27	744,519
Qualified XII (0.80)	36,512.864	15.19	554,630
Qualified XII (0.85)	125,354.293	15.11	1,894,103
Qualified XII (0.90)	9,402.998	15.07	141,703
Qualified XII (0.95)	166,406.018	15.00	2,496,090
Qualified XII (1.00)	194,257.561	14.94	2,902,208
Qualified XII (1.05)	10,243.077	14.88	152,417
Qualified XII (1.10)	50,745.933	14.83	752,562
Qualified XII (1.15)	20,948.030	14.77	309,402
Qualified XII (1.20)	5,881.859	14.72	86,581
Qualified XII (1.25)	94,522.271	14.66	1,385,696
Qualified XII (1.30)	1,270.383	14.61	18,560
Qualified XII (1.35)	146.276	14.55	2,128
Qualified XII (1.40)	3,341.963	14.50	48,458
Qualified XII (1.45)	3,320.822	14.45	47,986
Qualified XII (1.50)	587.156	14.39	8,449
Qualified XV	649.230	14.17	9,200
Qualified XVI	16,270.919	14.15	230,234
Qualified XVII	3,391.503	13.85	46,972
Qualified XVIII	1,584.453	12.48	19,774
Qualified XXVI	409.477	14.22	5,823
Qualified XXXII	674.485	12.28	8,283
Qualified XXXIV	487.299	9.70	4,727
Qualified XXXVIII	7,848.180	9.88	77,540
Qualified XLIII	1,738.923	9.70	16,868
Qualified LIV	2,328.098	11.86	27,611
Qualified LVI	10,221.453	12.12	123,884
	1,794,666.336		$ 25,933,884

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	824.124	$ 16.79	$ 13,837
ING Custom Choice 65	5,642.365	17.69	99,813
Qualified VI	745,866.730	16.79	12,523,102
Qualified XII (0.00)	62.270	18.03	1,123
Qualified XII (0.10)	24.122	17.93	433
Qualified XII (0.25)	6,811.140	17.77	121,034
Qualified XII (0.30)	7,793.652	17.72	138,104
Qualified XII (0.40)	26,935.030	17.62	474,595
Qualified XII (0.50)	278,030.995	17.52	4,871,103
Qualified XII (0.55)	6,107.564	17.47	106,699
Qualified XII (0.60)	10,533.099	17.42	183,487
Qualified XII (0.65)	29,992.708	17.38	521,273
Qualified XII (0.70)	13,702.359	17.33	237,462
Qualified XII (0.75)	69,788.789	17.28	1,205,950
Qualified XII (0.80)	50,371.072	17.23	867,894
Qualified XII (0.85)	124,326.202	17.18	2,135,924
Qualified XII (0.90)	16,381.601	17.13	280,617
Qualified XII (0.95)	123,168.407	17.08	2,103,716
Qualified XII (1.00)	508,813.025	17.03	8,665,086
Qualified XII (1.05)	10,445.699	16.99	177,472
Qualified XII (1.10)	15,788.449	16.94	267,456
Qualified XII (1.15)	21,894.073	16.89	369,791
Qualified XII (1.20)	8,178.608	16.84	137,728
Qualified XII (1.25)	43,202.570	16.79	725,371
Qualified XII (1.30)	2,550.875	16.75	42,727
Qualified XII (1.40)	2,828.725	16.65	47,098
Qualified XII (1.45)	570.858	16.60	9,476
Qualified XII (1.50)	621.447	16.56	10,291
Qualified XIII	1,009.089	17.08	17,235
Qualified XV	3,067.475	17.08	52,392
Qualified XVI	20,774.884	16.56	344,032
Qualified XVII	1,411.484	16.79	23,699
Qualified XXI	19,098.187	17.23	329,062
Qualified XXVI	1,511.694	17.13	25,895
Qualified XXXIV	1,651.083	9.35	15,438
Qualified XXXVIII	6,885.489	9.53	65,619
Qualified XLIII	4,975.270	9.36	46,569
Qualified LIV	3,319.218	17.43	57,854
Qualified LVI	24,108.311	17.82	429,610
	2,219,068.742		$ 37,746,067
ING PIMCO High Yield Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	301,911.752	$ 13.96	$ 4,214,688
Qualified XXVIII	189,108.800	13.98	2,643,741
	491,020.552		$ 6,858,429

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	7,142.261	$ 14.59	$ 104,206
ING Custom Choice 65	738.707	15.37	11,354
ING MAP PLUS NP3	585.830	14.37	8,418
ING MAP PLUS NP4	2,371.773	14.34	34,011
ING MAP PLUS NP6	7,072.074	14.27	100,918
ING MAP PLUS NP8	1,046.714	14.20	14,863
ING MAP PLUS NP9	12,322.577	14.17	174,611
ING MAP PLUS NP11	8,946.631	14.10	126,148
ING MAP PLUS NP12	11,202.247	14.07	157,616
ING MAP PLUS NP14	436.967	14.01	6,122
ING MAP PLUS NP15	779.756	13.97	10,893
ING MAP PLUS NP16	470.142	13.94	6,554
ING MAP PLUS NP17	1,549.139	13.91	21,549
ING MAP PLUS NP18	81.682	13.88	1,134
ING MAP PLUS NP22	3,428.476	13.75	47,142
ING MAP PLUS NP26	2,671.979	13.62	36,392
ING MAP PLUS NP28	388.007	13.55	5,258
Qualified VI	466,290.984	14.59	6,803,185
Qualified XII (0.00)	1,225.701	15.66	19,194
Qualified XII (0.05)	3,267.322	15.66	51,166
Qualified XII (0.30)	6,048.792	15.40	93,151
Qualified XII (0.35)	793.841	15.36	12,193
Qualified XII (0.40)	30,493.556	15.31	466,856
Qualified XII (0.50)	274,896.972	15.23	4,186,681
Qualified XII (0.55)	8,626.693	15.18	130,953
Qualified XII (0.60)	19,844.949	15.14	300,453
Qualified XII (0.65)	45,392.664	15.10	685,429
Qualified XII (0.70)	19,877.444	15.05	299,156
Qualified XII (0.75)	41,094.264	15.01	616,825
Qualified XII (0.80)	18,855.226	14.97	282,263
Qualified XII (0.85)	63,763.191	14.93	951,984
Qualified XII (0.90)	2,643.692	14.88	39,338
Qualified XII (0.95)	56,297.282	14.84	835,452
Qualified XII (1.00)	161,479.328	14.80	2,389,894
Qualified XII (1.05)	5,596.127	14.76	82,599
Qualified XII (1.10)	9,997.108	14.72	147,157
Qualified XII (1.15)	7,144.559	14.67	104,811
Qualified XII (1.20)	4,282.082	14.63	62,647
Qualified XII (1.25)	27,142.241	14.59	396,005
Qualified XII (1.40)	3,336.764	14.47	48,283
Qualified XII (1.45)	1,034.245	14.43	14,924
Qualified XII (1.50)	792.537	14.39	11,405
Qualified XIII	1,473.832	14.84	21,872
Qualified XV	3,620.501	14.84	53,728
Qualified XVI	9,431.561	14.39	135,720
Qualified XVII	340.785	14.59	4,972

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service
Class (continued)
Qualified XXI	11,301.659	$ 14.97	$ 169,186
Qualified XXVI	4.239	14.88	63
Qualified XXXIV	543.131	12.89	7,001
Qualified XXXVIII	3,888.385	13.13	51,054
Qualified XLIII	1,327.125	12.90	17,120
Qualified LIV	7,152.086	15.15	108,354
Qualified LVI	16,457.585	15.48	254,763
	1,396,993.415		$ 20,723,026
ING Pioneer Equity Income Portfolio - Institutional Class
Currently payable annuity contracts:	266,004.641	$8.02 to $8.39	$ 2,228,161
Contracts in accumulation period:
ING Custom Choice 62	10,244.495	8.25	84,517
ING Custom Choice 65	770.409	8.59	6,618
ING MAP PLUS NP1	127,609.279	8.66	1,105,096
ING MAP PLUS NP6	28,050.688	8.56	240,114
ING MAP PLUS NP8	123,748.223	8.52	1,054,335
ING MAP PLUS NP9	6,311.972	8.50	53,652
ING MAP PLUS NP11	5,218.517	8.46	44,149
ING MAP PLUS NP14	30,151.514	8.40	253,273
ING MAP PLUS NP15	10,527.846	8.38	88,223
ING MAP PLUS NP17	10,610.860	8.34	88,495
ING MAP PLUS NP19	1,424.173	8.30	11,821
ING MAP PLUS NP20	12,309.022	8.28	101,919
ING MAP PLUS NP22	3,322.894	8.24	27,381
ING MAP PLUS NP23	655.482	8.22	5,388
ING MAP PLUS NP24	344.879	8.20	2,828
ING MAP PLUS NP25	16,377.455	8.18	133,968
ING MAP PLUS NP26	5,215.786	8.17	42,613
ING MAP PLUS NP28	312.330	8.13	2,539
ING MAP PLUS NP30	746.410	8.09	6,038
ING MAP PLUS NP32	34.842	8.05	280
Qualified VI	3,189,588.459	8.25	26,314,105
Qualified VIII	1,841.258	8.25	15,190
Qualified X (1.15)	102,662.016	8.29	851,068
Qualified X (1.25)	169,415.896	8.25	1,397,681
Qualified XII (0.00)	2,357.538	8.75	20,628
Qualified XII (0.10)	154.969	8.70	1,348
Qualified XII (0.20)	454.072	8.66	3,932
Qualified XII (0.25)	364,387.351	8.64	3,148,307
Qualified XII (0.30)	223,254.386	8.62	1,924,453
Qualified XII (0.35)	1,753.806	8.60	15,083
Qualified XII (0.40)	280,007.183	8.58	2,402,462
Qualified XII (0.50)	1,059,935.813	8.54	9,051,852
Qualified XII (0.55)	279,639.511	8.52	2,382,529
Qualified XII (0.60)	26,086.976	8.50	221,739
Qualified XII (0.65)	268,240.175	8.48	2,274,677
Qualified XII (0.70)	129,659.589	8.46	1,096,920

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Equity Income Portfolio - Institutional
Class (continued)
Qualified XII (0.75)	548,433.506	$ 8.44	$ 4,628,779
Qualified XII (0.80)	661,703.171	8.42	5,571,541
Qualified XII (0.85)	796,574.552	8.40	6,691,226
Qualified XII (0.90)	144,295.825	8.38	1,209,199
Qualified XII (0.95)	646,827.712	8.37	5,413,948
Qualified XII (1.00)	2,461,576.817	8.35	20,554,166
Qualified XII (1.05)	41,424.994	8.33	345,070
Qualified XII (1.10)	132,040.768	8.31	1,097,259
Qualified XII (1.15)	137,361.489	8.29	1,138,727
Qualified XII (1.20)	10,651.197	8.27	88,085
Qualified XII (1.25)	135,255.373	8.25	1,115,857
Qualified XII (1.30)	5,924.061	8.23	48,755
Qualified XII (1.35)	33.764	8.21	277
Qualified XII (1.40)	13,667.647	8.19	111,938
Qualified XII (1.45)	2,948.958	8.17	24,093
Qualified XII (1.50)	2,287.811	8.15	18,646
Qualified XV	2,465.989	8.37	20,640
Qualified XVI	57,739.533	8.15	470,577
Qualified XVII	2,006.080	8.25	16,550
Qualified XVIII	14,270.514	8.35	119,159
Qualified XXI	51,458.885	8.42	433,284
Qualified XXVI	1,079.143	8.38	9,043
Qualified XXVII	3,320,696.704	8.34	27,694,611
Qualified XXXII	6,416.758	8.25	52,938
Qualified XXXIII (0.65)	140,634.544	8.48	1,192,581
Qualified XXXIV	4,278.552	8.90	38,079
Qualified XXXVIII	11,928.719	9.06	108,074
Qualified XLIII	5,644.948	8.90	50,240
Qualified LIV	275,985.189	8.47	2,337,595
Qualified LVI	37,345.367	8.66	323,411
	16,432,389.285		$ 137,627,730
ING Pioneer Equity Income Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP20	342.529	$ 8.26	$ 2,829

ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	22,413.272	$9.77 to $11.5	$ 252,496
Contracts in accumulation period:
ING Custom Choice 62	1,362.238	10.23	13,936
ING MAP PLUS NP1	103,507.661	10.74	1,111,672
ING MAP PLUS NP8	19,921.675	10.56	210,373
ING MAP PLUS NP9	14,516.491	10.54	153,004
ING MAP PLUS NP11	3,632.135	10.49	38,101
ING MAP PLUS NP12	16,211.020	10.46	169,567
ING MAP PLUS NP13	333.215	10.44	3,479
ING MAP PLUS NP14	20,383.728	10.41	212,195
ING MAP PLUS NP15	772.812	10.39	8,030

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional
Class (continued)
ING MAP PLUS NP17	1,164.708	$ 10.34	$ 12,043
ING MAP PLUS NP18	6,135.239	10.32	63,316
ING MAP PLUS NP21	753.589	10.25	7,724
ING MAP PLUS NP22	80.431	10.22	822
ING MAP PLUS NP24	914.149	10.17	9,297
ING MAP PLUS NP26	1,767.549	10.13	17,905
ING MAP PLUS NP28	9.423	10.08	95
Qualified VI	280,120.840	10.23	2,865,636
Qualified VIII	438.746	10.23	4,488
Qualified X (1.15)	60,012.742	10.28	616,931
Qualified X (1.25)	43,749.885	10.23	447,561
Qualified XII (0.00)	594.478	10.85	6,450
Qualified XII (0.05)	180,243.971	10.85	1,955,647
Qualified XII (0.20)	1,236.259	10.75	13,290
Qualified XII (0.25)	3,534.337	10.73	37,923
Qualified XII (0.30)	47,153.164	10.70	504,539
Qualified XII (0.40)	10,708.268	10.65	114,043
Qualified XII (0.50)	103,763.680	10.60	1,099,895
Qualified XII (0.55)	32,356.723	10.58	342,334
Qualified XII (0.60)	5,459.725	10.55	57,600
Qualified XII (0.65)	575,912.084	10.53	6,064,354
Qualified XII (0.70)	13,629.549	10.50	143,110
Qualified XII (0.75)	46,556.826	10.48	487,916
Qualified XII (0.80)	30,114.909	10.45	314,701
Qualified XII (0.85)	65,448.397	10.43	682,627
Qualified XII (0.90)	4,253.806	10.40	44,240
Qualified XII (0.95)	77,965.684	10.38	809,284
Qualified XII (1.00)	68,157.023	10.36	706,107
Qualified XII (1.05)	5,924.193	10.33	61,197
Qualified XII (1.10)	11,270.393	10.31	116,198
Qualified XII (1.15)	22,544.766	10.28	231,760
Qualified XII (1.20)	4,501.934	10.26	46,190
Qualified XII (1.25)	18,269.217	10.23	186,894
Qualified XII (1.30)	14.177	10.21	145
Qualified XII (1.40)	805.535	10.16	8,184
Qualified XII (1.45)	379.309	10.14	3,846
Qualified XV	128.503	10.38	1,334
Qualified XVI	9,689.138	10.12	98,054
Qualified XVIII	924.464	10.36	9,577
Qualified XXI	4,417.398	10.45	46,162
Qualified XXVI	952.121	10.40	9,902
Qualified XXXII	1,337.292	10.23	13,680
Qualified XXXIV	302.786	9.06	2,743
Qualified XXXVIII	4,408.033	9.23	40,686
Qualified LIV	7,757.001	10.51	81,526
Qualified LVI	3,875.808	10.74	41,626
	1,962,792.499		$ 20,602,435

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP8	20,265.657	$ 10.52	$ 213,195
ING MAP PLUS NP12	39.054	10.43	407
ING MAP PLUS NP15	3,717.330	10.35	38,474
ING MAP PLUS NP17	145.309	10.31	1,498
ING MAP PLUS NP23	66.640	10.16	677
ING MAP PLUS NP24	259.584	10.14	2,632
ING MAP PLUS NP25	1,512.902	10.11	15,295
ING MAP PLUS NP26	2,017.401	10.09	20,356
ING MAP PLUS NP30	345.727	10.00	3,457
Qualified XII (1.00)	17,312.565	10.24	177,281
	45,682.169		$ 473,272
ING Pioneer Mid Cap Value Portfolio - Institutional Class
Currently payable annuity contracts:	106,026.697	$ 10.75	$ 1,139,787
Contracts in accumulation period:
ING Custom Choice 62	2,653.627	10.60	28,128
ING Custom Choice 65	2,965.417	11.04	32,738
ING MAP PLUS NP1	17,454.546	11.12	194,095
ING MAP PLUS NP4	20,061.556	11.04	221,480
ING MAP PLUS NP5	20.270	11.02	223
ING MAP PLUS NP9	33,303.792	10.91	363,344
ING MAP PLUS NP11	16,506.362	10.86	179,259
ING MAP PLUS NP12	6,002.696	10.84	65,069
ING MAP PLUS NP13	410.664	10.81	4,439
ING MAP PLUS NP14	8,687.513	10.79	93,738
ING MAP PLUS NP15	4,364.072	10.76	46,957
ING MAP PLUS NP17	3.903	10.71	42
ING MAP PLUS NP20	87.821	10.64	934
ING MAP PLUS NP21	4,412.949	10.61	46,821
ING MAP PLUS NP22	130.999	10.59	1,387
ING MAP PLUS NP23	198.460	10.56	2,096
ING MAP PLUS NP24	29.457	10.54	310
ING MAP PLUS NP26	4,913.417	10.49	51,542
ING MAP PLUS NP27	1,945.465	10.46	20,350
ING MAP PLUS NP28	958.117	10.44	10,003
ING MAP PLUS NP36	131.434	10.24	1,346
Qualified V	365.917	10.52	3,849
Qualified VI	1,548,859.030	10.60	16,417,906
Qualified X (1.15)	52,055.399	10.65	554,390
Qualified X (1.25)	112,593.789	10.60	1,193,494
Qualified XII (0.00)	19,732.962	11.24	221,798
Qualified XII (0.05)	67,535.927	11.24	759,104
Qualified XII (0.10)	112.748	11.19	1,262
Qualified XII (0.20)	44.398	11.13	494
Qualified XII (0.25)	63,001.152	11.11	699,943
Qualified XII (0.30)	77,393.653	11.08	857,522
Qualified XII (0.40)	47,435.407	11.03	523,213

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Institutional
Class (continued)
Qualified XII (0.50)	1,177,529.352	$ 10.98	$ 12,929,272
Qualified XII (0.55)	66,596.962	10.95	729,237
Qualified XII (0.60)	38,736.317	10.93	423,388
Qualified XII (0.65)	576,173.226	10.90	6,280,288
Qualified XII (0.70)	45,712.271	10.88	497,350
Qualified XII (0.75)	300,949.252	10.85	3,265,299
Qualified XII (0.80)	653,395.710	10.83	7,076,276
Qualified XII (0.85)	311,874.620	10.80	3,368,246
Qualified XII (0.90)	42,600.647	10.77	458,809
Qualified XII (0.95)	216,259.070	10.75	2,324,785
Qualified XII (1.00)	1,274,149.853	10.72	13,658,886
Qualified XII (1.05)	28,407.081	10.70	303,956
Qualified XII (1.10)	58,009.076	10.67	618,957
Qualified XII (1.15)	33,883.209	10.65	360,856
Qualified XII (1.20)	6,957.552	10.62	73,889
Qualified XII (1.25)	85,220.001	10.60	903,332
Qualified XII (1.30)	13,104.250	10.57	138,512
Qualified XII (1.35)	219.907	10.55	2,320
Qualified XII (1.40)	17,788.278	10.53	187,311
Qualified XII (1.45)	7,831.270	10.50	82,228
Qualified XII (1.50)	101.171	10.48	1,060
Qualified XIII	199.443	10.75	2,144
Qualified XV	4,540.455	10.75	48,810
Qualified XVI	43,635.709	10.48	457,302
Qualified XVIII	1,485.545	10.72	15,925
Qualified XXVI	13,642.575	10.77	146,931
Qualified XXVII	1,361,430.352	10.65	14,499,233
Qualified XXXII	283.822	10.60	3,009
Qualified XXXIII (0.65)	46,584.395	10.90	507,770
Qualified XXXIV	4,640.561	9.30	43,157
Qualified XXXVIII	7,294.435	9.47	69,078
Qualified XLIII	29.770	9.30	277
Qualified LIV	45,398.414	10.88	493,935
Qualified LVI	22,242.525	11.12	247,337
	8,727,306.692		$ 93,956,228
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	10,596.845	$ 11.07	$ 117,307
ING MAP PLUS NP6	468.373	10.94	5,124
ING MAP PLUS NP9	3,441.229	10.87	37,406
ING MAP PLUS NP11	4,906.253	10.82	53,086
ING MAP PLUS NP12	1,220.371	10.79	13,168
ING MAP PLUS NP14	1,160.252	10.74	12,461
ING MAP PLUS NP16	132.849	10.69	1,420
ING MAP PLUS NP17	2,534.770	10.67	27,046
ING MAP PLUS NP22	57.514	10.54	606
ING MAP PLUS NP23	1,674.484	10.52	17,616

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service
Class (continued)
ING MAP PLUS NP25	3,714.337	$ 10.47	$ 38,889
ING MAP PLUS NP26	159.353	10.44	1,664
ING MAP PLUS NP27	2,882.795	10.42	30,039
ING MAP PLUS NP29	897.285	10.37	9,305
ING MAP PLUS NP30	2,215.809	10.35	22,934
ING MAP PLUS NP32	197.528	10.30	2,035
	36,260.047		$ 390,106
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	70,887.894	$ 13.54	$ 959,822
ING MAP PLUS NP1	162,021.062	14.45	2,341,204
ING MAP PLUS NP6	17,278.124	14.25	246,213
ING MAP PLUS NP8	79,238.239	14.17	1,122,806
ING MAP PLUS NP9	40,501.147	14.13	572,281
ING MAP PLUS NP11	73,081.046	14.05	1,026,789
ING MAP PLUS NP12	25,751.662	14.01	360,781
ING MAP PLUS NP13	778.811	13.97	10,880
ING MAP PLUS NP14	34,176.360	13.93	476,077
ING MAP PLUS NP15	39,438.515	13.89	547,801
ING MAP PLUS NP16	4,126.932	13.85	57,158
ING MAP PLUS NP17	136,493.528	13.81	1,884,976
ING MAP PLUS NP18	24,449.212	13.77	336,666
ING MAP PLUS NP19	99.630	13.73	1,368
ING MAP PLUS NP20	40,890.154	13.69	559,786
ING MAP PLUS NP21	1,609.445	13.65	21,969
ING MAP PLUS NP22	2,146.303	13.61	29,211
ING MAP PLUS NP23	6,556.239	13.58	89,034
ING MAP PLUS NP24	4,006.044	13.54	54,242
ING MAP PLUS NP25	9,351.913	13.50	126,251
ING MAP PLUS NP26	17,832.803	13.46	240,030
ING MAP PLUS NP27	7,389.113	13.42	99,162
ING MAP PLUS NP28	7,975.421	13.38	106,711
ING MAP PLUS NP30	409.769	13.31	5,454
Qualified V	3,964.907	13.41	53,169
Qualified VI	6,299,475.154	13.54	85,294,894
Qualified VIII	2,313.741	13.53	31,305
Qualified XII (0.00)	4,989.904	14.53	72,503
Qualified XII (0.10)	83.257	14.45	1,203
Qualified XII (0.25)	211,021.814	14.33	3,023,943
Qualified XII (0.30)	46,121.150	14.29	659,071
Qualified XII (0.35)	5,447.526	14.25	77,627
Qualified XII (0.40)	230,029.514	14.21	3,268,719
Qualified XII (0.50)	5,529,760.616	14.13	78,135,518
Qualified XII (0.55)	395,718.666	14.09	5,575,676
Qualified XII (0.60)	39,730.029	14.05	558,207
Qualified XII (0.65)	239,156.119	14.01	3,350,577
Qualified XII (0.70)	75,997.182	13.97	1,061,681

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class (continued)
Qualified XII (0.75)	2,599,970.095	$ 13.93	$ 36,217,583
Qualified XII (0.80)	477,101.366	13.89	6,626,938
Qualified XII (0.85)	1,878,982.583	13.85	26,023,909
Qualified XII (0.90)	146,178.597	13.81	2,018,726
Qualified XII (0.95)	993,634.121	13.77	13,682,342
Qualified XII (1.00)	4,003,046.533	13.73	54,961,829
Qualified XII (1.05)	64,207.642	13.69	879,003
Qualified XII (1.10)	134,411.785	13.65	1,834,721
Qualified XII (1.15)	154,830.533	13.61	2,107,244
Qualified XII (1.20)	56,979.836	13.58	773,786
Qualified XII (1.25)	548,216.928	13.54	7,422,857
Qualified XII (1.30)	869.527	13.50	11,739
Qualified XII (1.35)	412.429	13.46	5,551
Qualified XII (1.40)	15,180.595	13.42	203,724
Qualified XII (1.45)	6,848.297	13.38	91,630
Qualified XII (1.50)	2,937.104	13.35	39,210
Qualified XIII	864.172	13.77	11,900
Qualified XV	19,646.183	13.77	270,528
Qualified XVI	92,575.178	13.35	1,235,879
Qualified XVII	15,444.326	13.54	209,116
Qualified XXI	58,521.621	13.89	812,865
Qualified XXVI	3,581.957	13.81	49,467
Qualified XXXIV	5,924.450	10.65	63,095
Qualified XXXVIII	65,197.562	10.85	707,394
Qualified XLIII	1,721.190	10.66	18,348
Qualified LIV	218,284.352	14.05	3,066,895
Qualified LVI	73,491.801	14.36	1,055,342
	25,529,359.708		$ 352,842,386
ING T. Rowe Price Equity Income Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	120,882.985	$ 11.20	$ 1,353,889

ING T. Rowe Price Equity Income Portfolio - Service
Class
Currently payable annuity contracts:	6,533.978	$ 14.77	$ 96,507
Contracts in accumulation period:
ING Custom Choice 62	8,319.245	12.55	104,407
ING Custom Choice 65	280.483	11.92	3,343
ING MAP PLUS NP1	4,621.233	13.21	61,046
ING MAP PLUS NP4	6,868.515	13.07	89,771
ING MAP PLUS NP6	29,567.525	12.98	383,786
ING MAP PLUS NP8	31,711.562	12.89	408,762
ING MAP PLUS NP9	26,833.836	12.85	344,815
ING MAP PLUS NP10	4,213.819	12.80	53,937
ING MAP PLUS NP11	31,329.673	12.76	399,767
ING MAP PLUS NP12	5,933.424	12.71	75,414
ING MAP PLUS NP13	3.148	12.67	40
ING MAP PLUS NP14	5,251.293	12.63	66,324

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class (continued)
ING MAP PLUS NP15	22,167.245	$ 12.58	$ 278,864
ING MAP PLUS NP16	725.642	12.54	9,100
ING MAP PLUS NP17	13,633.298	12.50	170,416
ING MAP PLUS NP18	1,267.532	12.45	15,781
ING MAP PLUS NP19	1,911.012	12.41	23,716
ING MAP PLUS NP21	18,508.459	12.32	228,024
ING MAP PLUS NP22	251.982	12.28	3,094
ING MAP PLUS NP23	2,864.362	12.24	35,060
ING MAP PLUS NP24	9.640	12.20	118
ING MAP PLUS NP26	5,684.647	12.11	68,841
ING MAP PLUS NP27	1,357.843	12.07	16,389
ING MAP PLUS NP28	11,864.767	12.03	142,733
ING MAP PLUS NP29	10,095.054	11.99	121,040
ING MAP PLUS NP30	1,803.803	11.95	21,555
ING MAP PLUS NP32	54.501	11.86	646
Qualified VI	996,210.116	16.06	15,999,134
Qualified X (1.15)	51,235.326	12.47	638,905
Qualified X (1.25)	109,455.016	12.39	1,356,148
Qualified XII (0.00)	2,000.314	17.67	35,346
Qualified XII (0.05)	208,915.023	17.56	3,668,548
Qualified XII (0.25)	23,084.979	17.34	400,294
Qualified XII (0.30)	16,403.490	17.28	283,452
Qualified XII (0.40)	41,837.872	17.15	717,520
Qualified XII (0.50)	494,773.957	17.00	8,411,157
Qualified XII (0.55)	28,141.801	16.95	477,004
Qualified XII (0.60)	2,867,875.863	16.89	48,438,423
Qualified XII (0.65)	63,971.657	16.83	1,076,643
Qualified XII (0.70)	32,718.274	16.76	548,358
Qualified XII (0.75)	40,794.722	16.70	681,272
Qualified XII (0.80)	63,433.717	16.61	1,053,634
Qualified XII (0.85)	172,680.884	16.53	2,854,415
Qualified XII (0.90)	15,056.566	16.49	248,283
Qualified XII (0.95)	149,772.880	16.40	2,456,275
Qualified XII (1.00)	407,835.790	16.34	6,664,037
Qualified XII (1.05)	9,031.807	16.28	147,038
Qualified XII (1.10)	58,462.890	16.22	948,268
Qualified XII (1.15)	27,944.684	16.16	451,586
Qualified XII (1.20)	17,654.682	16.10	284,240
Qualified XII (1.25)	74,363.481	16.04	1,192,790
Qualified XII (1.30)	339.278	15.98	5,422
Qualified XII (1.35)	379.900	15.92	6,048
Qualified XII (1.40)	7,865.417	15.86	124,746
Qualified XII (1.45)	75.724	15.80	1,196
Qualified XII (1.50)	510.846	15.74	8,041
Qualified XIII	1,370.973	15.45	21,182
Qualified XV	6,157.550	15.45	95,134
Qualified XVI	22,790.735	15.76	359,182

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class (continued)
Qualified XVII	1,072.268	$ 15.10	$ 16,191
Qualified XVIII	6,262.749	12.59	78,848
Qualified XXI	149,917.186	15.63	2,343,206
Qualified XXVI	2,026.060	15.51	31,424
Qualified XXXIV	10,508.212	8.82	92,682
Qualified XXXVIII	17,804.091	8.98	159,881
Qualified XLIII	4,999.883	8.82	44,099
Qualified LIV	29,341.168	11.74	344,465
Qualified LVI	18,881.767	12.00	226,581
	6,507,627.119		$ 106,214,394
ING Templeton Global Growth Portfolio - Institutional
Class
Contracts in accumulation period:
ING MAP PLUS NP9	25,043.817	$ 14.41	$ 360,881
ING MAP PLUS NP11	295.323	14.34	4,235
ING MAP PLUS NP14	1,515.726	14.24	21,584
ING MAP PLUS NP15	8,173.748	14.21	116,149
ING MAP PLUS NP17	3,249.311	14.14	45,945
ING MAP PLUS NP18	213.692	14.11	3,015
ING MAP PLUS NP19	823.186	14.08	11,590
ING MAP PLUS NP20	10.939	14.05	154
ING MAP PLUS NP21	1,832.086	14.01	25,668
ING MAP PLUS NP22	417.047	13.98	5,830
ING MAP PLUS NP25	3,056.800	13.88	42,428
ING MAP PLUS NP26	1,798.604	13.85	24,911
ING MAP PLUS NP28	20.636	13.78	284
Qualified XII (1.00)	5,143.099	14.11	72,569
	51,594.014		$ 735,243
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	147,525.133	$ 9.26	$ 1,366,083
Qualified VIII	1,071.422	9.26	9,921
Qualified XII (0.30)	2,321.143	9.68	22,469
Qualified XII (0.40)	5,374.197	9.64	51,807
Qualified XII (0.50)	5,758.886	9.59	55,228
Qualified XII (0.55)	1,132.251	9.57	10,836
Qualified XII (0.60)	173.779	9.55	1,660
Qualified XII (0.65)	13,638.122	9.53	129,971
Qualified XII (0.70)	2,070.832	9.50	19,673
Qualified XII (0.75)	9,109.521	9.48	86,358
Qualified XII (0.80)	4,877.142	9.46	46,138
Qualified XII (0.85)	60,870.005	9.44	574,613
Qualified XII (0.90)	1,085.615	9.42	10,226
Qualified XII (0.95)	52,132.606	9.39	489,525
Qualified XII (1.00)	49,193.372	9.37	460,942
Qualified XII (1.05)	201.902	9.35	1,888
Qualified XII (1.10)	3,319.522	9.33	30,971
Qualified XII (1.15)	601.509	9.31	5,600

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service
Class (continued)
Qualified XII (1.20)	1,157.927	$ 9.28	$ 10,746
Qualified XII (1.25)	12,693.880	9.26	117,545
Qualified XII (1.40)	4,583.060	9.20	42,164
Qualified XII (1.45)	2.528	9.18	23
Qualified XV	13.428	9.39	126
Qualified XVI	8,486.374	9.15	77,650
Qualified XXI	2,080.141	9.46	19,678
Qualified XXVI	88.987	9.42	838
Qualified XXXIV	214.485	8.29	1,778
Qualified XXXVIII	1,700.444	8.44	14,352
Qualified LIV	1,877.983	9.51	17,860
Qualified LVI	1,656.607	9.72	16,102
	395,012.803		$ 3,692,771
ING U.S. Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	1,518.663	$ 11.98	$ 18,194
Qualified XII (0.00)	70,110.882	12.80	897,419
Qualified XII (0.05)	336,051.358	12.78	4,294,736
Qualified XII (0.40)	50,375.006	12.47	628,176
Qualified XII (0.65)	1,060.396	12.26	13,000
Qualified XII (0.75)	2,524.773	12.18	30,752
Qualified XII (0.80)	7,255.430	12.14	88,081
Qualified XII (0.95)	1,907.483	12.02	22,928
Qualified XII (1.00)	2,307.243	11.98	27,641
	473,111.234		$ 6,020,927
ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	953.518	$ 11.66	$ 11,118
ING Custom Choice 65	626.531	12.29	7,700
ING MAP PLUS NP14	8,551.263	11.54	98,682
Qualified VI	477,430.605	11.66	5,566,841
Qualified XII (0.00)	82,146.297	12.52	1,028,472
Qualified XII (0.25)	3,261.852	12.35	40,284
Qualified XII (0.30)	5,078.653	12.31	62,518
Qualified XII (0.40)	10,273.100	12.24	125,743
Qualified XII (0.50)	402,373.337	12.17	4,896,884
Qualified XII (0.55)	19,797.446	12.14	240,341
Qualified XII (0.60)	13,725.089	12.10	166,074
Qualified XII (0.65)	55,637.713	12.07	671,547
Qualified XII (0.70)	10,101.579	12.04	121,623
Qualified XII (0.75)	82,934.732	12.00	995,217
Qualified XII (0.80)	18,727.274	11.97	224,165
Qualified XII (0.85)	68,347.174	11.93	815,382
Qualified XII (0.90)	7,703.331	11.90	91,670
Qualified XII (0.95)	88,641.172	11.87	1,052,171
Qualified XII (1.00)	342,284.303	11.83	4,049,223
Qualified XII (1.05)	6,785.725	11.80	80,072

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Growth and Income Portfolio - Service
Class (continued)
Qualified XII (1.10)	8,511.344	$ 11.76	$ 100,093
Qualified XII (1.15)	18,517.228	11.73	217,207
Qualified XII (1.20)	3,490.908	11.70	40,844
Qualified XII (1.25)	36,633.607	11.66	427,148
Qualified XII (1.30)	154.298	11.63	1,794
Qualified XII (1.35)	304.598	11.60	3,533
Qualified XII (1.40)	2,573.174	11.57	29,772
Qualified XII (1.45)	268.564	11.53	3,097
Qualified XIII	65.672	11.87	780
Qualified XV	578.511	11.87	6,867
Qualified XVI	11,379.348	11.50	130,862
Qualified XXI	2,139.212	11.97	25,606
Qualified XXVI	462.107	11.90	5,499
Qualified XXXVIII	8,554.233	9.19	78,613
Qualified XLIII	4,424.181	9.03	39,950
Qualified LIV	21,188.179	12.11	256,589
Qualified LVI	4,195.810	12.38	51,944
	1,828,821.668		$ 21,765,925
ING Wells Fargo HealthCare Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	23.756	$ 11.92	$ 283
ING Custom Choice 65	445.877	12.56	5,600
ING MAP PLUS NP6	7,306.853	12.55	91,701
ING MAP PLUS NP9	709.394	12.44	8,825
ING MAP PLUS NP11	3,123.840	12.37	38,642
ING MAP PLUS NP12	13,728.310	12.34	169,407
ING MAP PLUS NP14	6.473	12.27	79
ING MAP PLUS NP15	205.028	12.23	2,507
ING MAP PLUS NP16	922.638	12.20	11,256
ING MAP PLUS NP17	6,460.740	12.16	78,563
ING MAP PLUS NP18	463.538	12.13	5,623
ING MAP PLUS NP19	273.934	12.10	3,315
ING MAP PLUS NP20	634.330	12.06	7,650
ING MAP PLUS NP23	579.533	11.96	6,931
ING MAP PLUS NP25	2,910.878	11.89	34,610
ING MAP PLUS NP26	479.627	11.86	5,688
ING MAP PLUS NP27	189.757	11.82	2,243
Qualified VI	220,208.057	11.92	2,624,880
Qualified XII (0.00)	908.163	12.80	11,624
Qualified XII (0.25)	7,118.585	12.62	89,837
Qualified XII (0.30)	131,654.585	12.59	1,657,531
Qualified XII (0.40)	28,534.483	12.52	357,252
Qualified XII (0.50)	36,285.808	12.44	451,395
Qualified XII (0.55)	4,587.371	12.41	56,929
Qualified XII (0.60)	2,669.399	12.37	33,020
Qualified XII (0.65)	14,236.951	12.34	175,684
Qualified XII (0.70)	9,486.476	12.30	116,684

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Wells Fargo HealthCare Portfolio - Service
Class (continued)
Qualified XII (0.75)	27,669.786	$ 12.27	$ 339,508
Qualified XII (0.80)	16,742.186	12.23	204,757
Qualified XII (0.85)	55,468.525	12.20	676,716
Qualified XII (0.90)	3,115.678	12.16	37,887
Qualified XII (0.95)	31,383.730	12.13	380,685
Qualified XII (1.00)	124,869.491	12.10	1,510,921
Qualified XII (1.05)	5,974.568	12.06	72,053
Qualified XII (1.10)	8,662.758	12.03	104,213
Qualified XII (1.15)	2,897.590	11.99	34,742
Qualified XII (1.20)	1,548.130	11.96	18,516
Qualified XII (1.25)	15,080.308	11.92	179,757
Qualified XII (1.30)	85.851	11.89	1,021
Qualified XII (1.40)	1,473.588	11.82	17,418
Qualified XII (1.45)	63.635	11.79	750
Qualified XII (1.50)	538.757	11.76	6,336
Qualified XV	1,747.237	12.13	21,194
Qualified XVI	5,151.964	11.76	60,587
Qualified XXI	9,110.274	12.23	111,419
Qualified XXVI	27.084	12.16	329
Qualified XXXIV	943.302	8.95	8,443
Qualified XXXVIII	2,402.619	9.11	21,888
Qualified XLIII	27.975	8.95	250
Qualified LIV	2,804.716	12.38	34,722
Qualified LVI	14,515.851	12.65	183,626
	826,459.987		$ 10,075,497
ING Money Market Portfolio - Class I
Currently payable annuity contracts:	336,185.324	$11.07 to $12.73	$ 3,754,022
Contracts in accumulation period:
ING Custom Choice 62	192,718.191	10.89	2,098,701
ING Custom Choice 65	2,562.425	11.45	29,340
ING MAP PLUS NP4	6,128.654	11.32	69,376
ING MAP PLUS NP6	4,206.522	11.25	47,323
ING MAP PLUS NP9	1,577.157	11.13	17,554
ING MAP PLUS NP11	1,261.356	11.05	13,938
ING MAP PLUS NP15	4,138.526	10.90	45,110
ING MAP PLUS NP17	15,760.804	10.83	170,690
ING MAP PLUS NP18	1,047.651	10.79	11,304
ING MAP PLUS NP23	46.770	10.60	496
ING MAP PLUS NP26	3,210.144	10.50	33,707
ING MAP PLUS NP27	2,358.743	10.46	24,672
ING MAP PLUS NP28	1,987.018	10.42	20,705
Qualified I	2,074.333	53.28	110,520
Qualified V	14,592.520	14.74	215,094
Qualified VI	3,155,128.746	15.13	47,737,098
Qualified VII	38,972.178	15.14	590,039
Qualified VIII	3,292.449	14.55	47,905
Qualified IX	602.036	15.47	9,314

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I (continued)
Qualified X (1.15)	227,376.440	$ 15.39	$ 3,499,323
Qualified X (1.25)	498,631.438	15.13	7,544,294
Qualified XII (0.00)	16,120.705	14.59	235,201
Qualified XII (0.05)	7,083.046	17.04	120,695
Qualified XII (0.25)	96,671.342	14.14	1,366,933
Qualified XII (0.30)	393,923.666	14.05	5,534,628
Qualified XII (0.35)	43,752.321	13.96	610,782
Qualified XII (0.40)	424,698.620	15.11	6,417,196
Qualified XII (0.45)	334.949	13.78	4,616
Qualified XII (0.50)	1,468,183.931	13.83	20,304,984
Qualified XII (0.55)	410,286.222	13.61	5,583,995
Qualified XII (0.60)	1,809,945.398	13.53	24,488,561
Qualified XII (0.65)	1,446,916.755	13.44	19,446,561
Qualified XII (0.70)	1,072,503.635	13.36	14,328,649
Qualified XII (0.75)	899,210.576	13.27	11,932,524
Qualified XII (0.80)	1,061,434.186	13.36	14,180,761
Qualified XII (0.85)	1,027,800.365	14.34	14,738,657
Qualified XII (0.90)	122,126.866	13.16	1,607,190
Qualified XII (0.95)	647,497.417	14.13	9,149,138
Qualified XII (1.00)	3,172,901.979	14.03	44,515,815
Qualified XII (1.05)	115,872.065	13.93	1,614,098
Qualified XII (1.10)	286,933.268	13.83	3,968,287
Qualified XII (1.15)	125,612.988	13.72	1,723,410
Qualified XII (1.20)	75,577.930	13.62	1,029,371
Qualified XII (1.25)	453,148.129	13.53	6,131,094
Qualified XII (1.30)	12,030.048	13.43	161,564
Qualified XII (1.35)	655.605	13.33	8,739
Qualified XII (1.40)	52,402.103	13.23	693,280
Qualified XII (1.45)	11,457.963	13.14	150,558
Qualified XII (1.50)	1,613.535	13.04	21,040
Qualified XIII	713.085	15.81	11,274
Qualified XV	9,540.887	15.78	150,555
Qualified XVI	103,302.661	14.62	1,510,285
Qualified XVII	100,939.673	15.13	1,527,217
Qualified XVIII	170,155.892	15.13	2,574,459
Qualified XIX	205.765	53.28	10,963
Qualified XX	22,575.826	52.12	1,176,652
Qualified XXI	32,860.565	16.06	527,741
Qualified XXVI	11,041.197	15.92	175,776
Qualified XXVII	627,823.405	57.51	36,106,124
Qualified XXVIII	274,503.135	56.40	15,481,977
Qualified XXIX	1.550	52.12	81
Qualified XXX	40,833.839	50.82	2,075,176
Qualified XXXII	16,143.159	10.86	175,315
Qualified XXXIII (0.65)	116,975.967	11.69	1,367,449
Qualified XXXIV	13,456.431	10.23	137,659
Qualified XXXV	86,980.791	11.25	978,534

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I (continued)
Qualified XXXVI	18,612.004	$ 11.81	$ 219,808
Qualified XXXVIII	74,008.065	10.42	771,164
Qualified XLIII	10,901.208	10.23	111,519
Qualified LIV	29,117.304	11.29	328,734
Qualified LVI	85,109.561	11.55	983,015
	21,616,357.008		$ 342,560,329
ING Global Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP14	455.430	$ 15.95	$ 7,264
ING MAP PLUS NP17	2,553.451	15.91	40,625
	3,008.881		$ 47,889
ING International Capital Appreciation Fund - Class I
Contracts in accumulation period:
ING MAP PLUS NP16	606.095	$ 14.24	$ 8,631
ING MAP PLUS NP22	150.275	14.17	2,129
ING MAP PLUS NP28	13.618	14.10	192
	769.988		$ 10,952
ING International SmallCap Multi-Manager Fund -
Class A
Contracts in accumulation period:
ING MAP PLUS NP1	49,567.504	$ 17.82	$ 883,293
ING MAP PLUS NP8	22,037.656	17.40	383,455
ING MAP PLUS NP9	15,017.697	17.34	260,407
ING MAP PLUS NP11	198.635	17.22	3,420
ING MAP PLUS NP13	477.480	17.10	8,165
ING MAP PLUS NP14	4,779.691	17.04	81,446
ING MAP PLUS NP15	355.100	16.98	6,030
ING MAP PLUS NP17	6,045.393	16.86	101,925
ING MAP PLUS NP23	74.111	16.52	1,224
ING MAP PLUS NP26	738.152	16.35	12,069
ING MAP PLUS NP28	656.450	16.24	10,661
ING MAP PLUS NP29	624.701	16.18	10,108
ING MAP PLUS NP30	139.653	16.12	2,251
ING MAP PLUS NP35	0.250	15.85	4
ING MAP PLUS NP36	92.626	15.79	1,463
	100,805.099		$ 1,765,921
ING American Century Small-Mid Cap Value Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	5,591.914	$ 13.53	$ 75,659

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small-Mid Cap Value Portfolio -
Service Class
Currently payable annuity contracts:	42,344.860	$ 17.28	$ 731,719
Contracts in accumulation period:
ING Custom Choice 62	2,605.026	16.06	41,837
ING MAP PLUS NP1	2,032.334	17.32	35,200
ING MAP PLUS NP5	0.005	17.08	-
ING MAP PLUS NP9	12,628.449	16.85	212,789
ING MAP PLUS NP10	4,255.337	16.79	71,447
ING MAP PLUS NP11	5,806.337	16.73	97,140
ING MAP PLUS NP12	4,267.495	16.67	71,139
ING MAP PLUS NP13	330.662	16.62	5,496
ING MAP PLUS NP14	232.380	16.56	3,848
ING MAP PLUS NP15	2,684.300	16.50	44,291
ING MAP PLUS NP16	683.968	16.45	11,251
ING MAP PLUS NP18	958.121	16.33	15,646
ING MAP PLUS NP19	960.158	16.28	15,631
ING MAP PLUS NP21	9,179.025	16.16	148,333
ING MAP PLUS NP22	164.517	16.11	2,650
ING MAP PLUS NP23	200.295	16.05	3,215
ING MAP PLUS NP26	1,098.030	15.89	17,448
ING MAP PLUS NP27	16.753	15.83	265
Qualified V	107.762	17.43	1,878
Qualified VI	287,864.473	17.67	5,086,565
Qualified X (1.15)	18,995.343	17.83	338,687
Qualified X (1.25)	27,189.235	17.67	480,434
Qualified XII (0.00)	3,390.247	19.70	66,788
Qualified XII (0.05)	36,817.163	19.46	716,462
Qualified XII (0.25)	2,924.262	19.28	56,380
Qualified XII (0.30)	8,896.874	19.19	170,731
Qualified XII (0.35)	7.968	19.11	152
Qualified XII (0.40)	17,594.400	19.03	334,821
Qualified XII (0.50)	305,813.186	18.86	5,767,637
Qualified XII (0.55)	7,046.144	18.78	132,327
Qualified XII (0.60)	1,058,659.353	18.70	19,796,930
Qualified XII (0.65)	29,483.279	18.62	548,979
Qualified XII (0.70)	5,970.559	18.54	110,694
Qualified XII (0.75)	22,573.372	18.46	416,704
Qualified XII (0.80)	4,992.851	18.38	91,769
Qualified XII (0.85)	67,038.362	18.30	1,226,802
Qualified XII (0.90)	3,354.853	18.22	61,125
Qualified XII (0.95)	34,471.290	18.14	625,309
Qualified XII (1.00)	369,215.857	18.06	6,668,038
Qualified XII (1.05)	1,482.229	17.98	26,650
Qualified XII (1.10)	16,600.363	17.90	297,146
Qualified XII (1.15)	5,325.726	17.83	94,958
Qualified XII (1.20)	2,836.210	17.75	50,343
Qualified XII (1.25)	22,984.025	17.67	406,128
Qualified XII (1.40)	1,706.173	17.44	29,756

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small-Mid Cap Value Portfolio -
Service Class (continued)
Qualified XII (1.45)	253.910	$ 17.37	$ 4,410
Qualified XIII	702.389	18.14	12,741
Qualified XV	913.901	18.14	16,578
Qualified XVI	8,579.500	17.29	148,340
Qualified XVII	3,416.940	17.67	60,377
Qualified XVIII	151.749	18.06	2,741
Qualified XXI	10,772.135	18.38	197,992
Qualified XXVI	1,315.778	18.22	23,973
Qualified XXXII	124.561	16.76	2,088
Qualified XXXVIII	5,600.122	11.62	65,073
Qualified XLIII	121.342	11.41	1,385
Qualified LIV	7,413.641	14.96	110,908
Qualified LVI	12,388.976	15.29	189,427
	2,505,544.555		$ 45,969,571
ING Baron Small Cap Growth Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	101,780.588	$ 12.25	$ 1,246,812

ING Baron Small Cap Growth Portfolio - Service Class
Currently payable annuity contracts:	148,644.063	$ 15.93	$ 2,367,900
Contracts in accumulation period:
ING Custom Choice 62	554.243	14.87	8,242
ING Custom Choice 65	5,372.628	13.24	71,134
ING MAP PLUS NP1	10,883.874	16.17	175,992
ING MAP PLUS NP4	15,653.708	16.01	250,616
ING MAP PLUS NP5	0.005	15.95	-
ING MAP PLUS NP6	1,969.252	15.90	31,311
ING MAP PLUS NP8	41,702.784	15.79	658,487
ING MAP PLUS NP9	42,402.748	15.73	666,995
ING MAP PLUS NP10	785.446	15.68	12,316
ING MAP PLUS NP11	28,538.890	15.63	446,063
ING MAP PLUS NP12	16,037.434	15.57	249,703
ING MAP PLUS NP13	5,479.213	15.52	85,037
ING MAP PLUS NP14	23,953.980	15.46	370,329
ING MAP PLUS NP15	36,051.247	15.41	555,550
ING MAP PLUS NP16	56.680	15.36	871
ING MAP PLUS NP17	19,330.012	15.31	295,942
ING MAP PLUS NP18	3,631.607	15.25	55,382
ING MAP PLUS NP19	3,010.624	15.20	45,761
ING MAP PLUS NP20	5,942.543	15.15	90,030
ING MAP PLUS NP21	14,054.577	15.10	212,224
ING MAP PLUS NP22	2,910.523	15.04	43,774
ING MAP PLUS NP23	5,827.823	14.99	87,359
ING MAP PLUS NP24	766.124	14.94	11,446
ING MAP PLUS NP25	2,928.690	14.89	43,608
ING MAP PLUS NP26	4,920.923	14.84	73,026
ING MAP PLUS NP27	2,909.143	14.79	43,026

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service
Class (continued)
ING MAP PLUS NP28	3,384.555	$ 14.73	$ 49,854
ING MAP PLUS NP29	565.264	14.68	8,298
ING MAP PLUS NP30	458.094	14.63	6,702
ING MAP PLUS NP32	53.304	14.53	775
ING MAP PLUS NP36	106.334	14.33	1,524
Qualified VI	1,026,234.531	17.70	18,164,351
Qualified X (1.15)	58,355.940	17.86	1,042,237
Qualified X (1.25)	94,802.036	17.70	1,677,996
Qualified XII (0.00)	5,532.787	19.73	109,162
Qualified XII (0.05)	40,394.799	19.50	787,699
Qualified XII (0.10)	203.344	19.56	3,977
Qualified XII (0.25)	28,663.677	19.31	553,496
Qualified XII (0.30)	16,500.854	19.23	317,311
Qualified XII (0.35)	171.869	19.14	3,290
Qualified XII (0.40)	61,150.576	19.06	1,165,530
Qualified XII (0.50)	1,438,457.837	18.89	27,172,469
Qualified XII (0.55)	58,169.591	18.81	1,094,170
Qualified XII (0.60)	759,990.013	18.73	14,234,613
Qualified XII (0.65)	73,131.572	18.65	1,363,904
Qualified XII (0.70)	34,230.569	18.57	635,662
Qualified XII (0.75)	185,377.963	18.49	3,427,639
Qualified XII (0.80)	55,315.215	18.41	1,018,353
Qualified XII (0.85)	233,222.828	18.33	4,274,974
Qualified XII (0.90)	33,234.403	18.25	606,528
Qualified XII (0.95)	149,283.387	18.17	2,712,479
Qualified XII (1.00)	522,483.703	18.09	9,451,730
Qualified XII (1.05)	19,246.896	18.01	346,637
Qualified XII (1.10)	32,635.102	17.94	585,474
Qualified XII (1.15)	38,797.324	17.86	692,920
Qualified XII (1.20)	10,051.646	17.78	178,718
Qualified XII (1.25)	51,942.690	17.70	919,386
Qualified XII (1.30)	62.564	17.63	1,103
Qualified XII (1.35)	376.523	17.55	6,608
Qualified XII (1.40)	4,732.962	17.47	82,685
Qualified XII (1.45)	1,112.211	17.40	19,352
Qualified XII (1.50)	74.714	17.32	1,294
Qualified XIII	1,114.619	18.17	20,253
Qualified XV	706.839	18.17	12,843
Qualified XVI	31,427.701	17.32	544,328
Qualified XVII	533.614	17.70	9,445
Qualified XVIII	900.949	18.09	16,298
Qualified XXI	19,636.311	18.41	361,504
Qualified XXVI	662.752	18.25	12,095
Qualified XXVII	733,525.801	20.51	15,044,614
Qualified XXVIII	544,898.600	9.68	5,274,618
Qualified XXXII	252.140	15.82	3,989
Qualified XXXIII (0.65)	26,229.035	18.95	497,040

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service
Class (continued)
Qualified XXXIV	211.289	$ 9.54	$ 2,016
Qualified XXXVIII	4,608.871	9.71	44,752
Qualified XLIII	1,915.179	9.54	18,271
Qualified LIV	36,333.314	13.04	473,786
Qualified LVI	27,318.418	13.33	364,155
	6,913,101.893		$ 122,371,031
ING Columbia Small Cap Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	2,748.117	$ 9.60	$ 26,382

ING Columbia Small Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	785.622	$ 10.58	$ 8,312
ING MAP PLUS NP14	1,440.192	10.44	15,036
ING MAP PLUS NP15	1,437.901	10.42	14,983
ING MAP PLUS NP19	2,673.231	10.32	27,588
ING MAP PLUS NP27	3,344.047	10.13	33,875
ING MAP PLUS NP28	126.323	10.11	1,277
Qualified VI	86,096.479	10.15	873,879
Qualified XII (0.30)	1,510.958	10.62	16,046
Qualified XII (0.40)	1,363.420	10.57	14,411
Qualified XII (0.50)	7,377.584	10.52	77,612
Qualified XII (0.55)	6,309.969	10.49	66,192
Qualified XII (0.60)	287.199	10.47	3,007
Qualified XII (0.65)	2,933.761	10.44	30,628
Qualified XII (0.70)	4,754.795	10.42	49,545
Qualified XII (0.75)	24,921.749	10.39	258,937
Qualified XII (0.80)	1,556.182	10.37	16,138
Qualified XII (0.85)	13,659.367	10.35	141,374
Qualified XII (0.90)	3,793.524	10.32	39,149
Qualified XII (0.95)	12,152.184	10.30	125,168
Qualified XII (1.00)	25,177.218	10.27	258,570
Qualified XII (1.05)	1,243.953	10.25	12,751
Qualified XII (1.10)	3,793.845	10.23	38,811
Qualified XII (1.15)	6,844.894	10.20	69,818
Qualified XII (1.20)	639.410	10.18	6,509
Qualified XII (1.25)	9,511.615	10.15	96,543
Qualified XII (1.40)	332.172	10.08	3,348
Qualified XVI	2,333.497	10.04	23,428
Qualified XXXVIII	829.603	9.81	8,138
Qualified LIV	2,182.352	10.42	22,740
Qualified LVI	1,235.884	10.66	13,175
	230,648.930		$ 2,366,988

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
Currently payable annuity contracts:	25,285.452	$ 11.65	$ 294,576
Contracts in accumulation period:
ING Custom Choice 62	22.398	11.26	252
ING Custom Choice 65	1,560.513	11.58	18,071
ING MAP PLUS NP1	14,743.191	11.58	170,726
ING MAP PLUS NP5	0.013	11.42	-
ING MAP PLUS NP8	39,477.926	11.30	446,101
ING MAP PLUS NP11	3,744.912	11.19	41,906
ING MAP PLUS NP13	4.844	11.11	54
ING MAP PLUS NP14	16,514.080	11.07	182,811
ING MAP PLUS NP15	600.150	11.03	6,620
ING MAP PLUS NP17	2,504.905	10.96	27,454
ING MAP PLUS NP19	1,695.300	10.88	18,445
ING MAP PLUS NP20	854.336	10.84	9,261
ING MAP PLUS NP22	2,465.368	10.77	26,552
ING MAP PLUS NP23	6,410.331	10.73	68,783
ING MAP PLUS NP25	1,386.947	10.66	14,785
ING MAP PLUS NP26	3,059.543	10.62	32,492
ING MAP PLUS NP28	712.712	10.55	7,519
Qualified VI	255,598.423	18.14	4,636,555
Qualified X (1.15)	9,687.008	11.78	114,113
Qualified X (1.25)	22,789.496	11.40	259,800
Qualified XII (0.00)	803.363	20.33	16,332
Qualified XII (0.25)	5,907.355	19.87	117,379
Qualified XII (0.30)	7,636.436	19.78	151,049
Qualified XII (0.35)	5.810	19.69	114
Qualified XII (0.40)	17,660.082	19.60	346,138
Qualified XII (0.50)	67,444.288	19.42	1,309,768
Qualified XII (0.55)	6,863.156	19.34	132,733
Qualified XII (0.60)	6,264.176	19.25	120,585
Qualified XII (0.65)	35,852.937	19.16	686,942
Qualified XII (0.70)	3,971.895	19.07	75,744
Qualified XII (0.75)	33,519.177	18.99	636,529
Qualified XII (0.80)	14,806.456	18.90	279,842
Qualified XII (0.85)	29,480.680	18.81	554,532
Qualified XII (0.90)	2,537.328	18.73	47,524
Qualified XII (0.95)	45,045.964	18.64	839,657
Qualified XII (1.00)	89,424.520	18.56	1,659,719
Qualified XII (1.05)	4,863.396	18.47	89,827
Qualified XII (1.10)	8,957.049	18.39	164,720
Qualified XII (1.15)	2,546.932	18.30	46,609
Qualified XII (1.20)	3,366.234	18.22	61,333
Qualified XII (1.25)	18,505.795	18.14	335,695
Qualified XII (1.30)	285.540	18.05	5,154
Qualified XII (1.40)	1,356.224	17.89	24,263
Qualified XII (1.45)	184.121	17.81	3,279
Qualified XIII	816.376	18.64	15,217

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service
Class (continued)
Qualified XV	2,682.274	$ 18.64	$ 49,998
Qualified XVI	4,799.583	17.73	85,097
Qualified XVII	1,182.717	18.14	21,454
Qualified XVIII	317.369	11.93	3,786
Qualified XXVI	463.265	18.73	8,677
Qualified XXXIV	581.197	8.62	5,010
Qualified XXXVIII	3,934.830	8.78	34,548
Qualified XLIII	30.384	8.63	262
Qualified LIV	2,131.713	11.41	24,323
Qualified LVI	9,386.088	11.67	109,536
	842,732.558		$ 14,440,251
ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	287.609	$ 13.30	$ 3,825
Qualified XII (0.50)	1,083,446.253	13.01	14,095,636
	1,083,733.862		$ 14,099,461
ING Index Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	5,037.813	$ 10.78	$ 54,308
Qualified XII (0.75)	33.338	13.00	433
	5,071.151		$ 54,741
ING Index Solution 2015 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP5	0.013	$ 11.11	$ -
ING MAP PLUS NP14	34,163.505	11.06	377,848
ING MAP PLUS NP15	2,181.752	11.06	24,130
ING MAP PLUS NP17	2,081.561	11.05	23,001
ING MAP PLUS NP22	2,755.490	11.03	30,393
ING MAP PLUS NP23	429.897	11.02	4,737
ING MAP PLUS NP26	908.569	11.01	10,003
ING MAP PLUS NP27	1,717.118	11.00	18,888
ING MAP PLUS NP28	3,725.567	11.00	40,981
ING MAP PLUS NP30	10,631.969	10.99	116,845
ING MAP PLUS NP32	3,673.894	10.98	40,339
	62,269.335		$ 687,165
ING Index Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	32.746	$ 11.17	$ 366
Qualified XII (0.75)	2,028.130	13.71	27,806
	2,060.876		$ 28,172

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution 2025 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP5	161.706	$ 11.58	$ 1,873
ING MAP PLUS NP14	39,301.189	11.53	453,143
ING MAP PLUS NP15	47,983.543	11.52	552,770
ING MAP PLUS NP17	75.187	11.51	865
ING MAP PLUS NP22	19,060.821	11.49	219,009
ING MAP PLUS NP26	263.743	11.47	3,025
ING MAP PLUS NP27	1,359.691	11.46	15,582
ING MAP PLUS NP28	14,365.521	11.46	164,629
ING MAP PLUS NP30	7,724.296	11.45	88,443
ING MAP PLUS NP32	1,733.358	11.44	19,830
	132,029.055		$ 1,519,169
ING Index Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	1,705.585	$ 11.35	$ 19,358
Qualified XII (0.75)	209.965	14.13	2,967
	1,915.550		$ 22,325
ING Index Solution 2035 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP3	1,218.550	$ 11.79	$ 14,367
ING MAP PLUS NP5	712.376	11.78	8,392
ING MAP PLUS NP11	1,142.545	11.75	13,425
ING MAP PLUS NP14	20,705.363	11.74	243,081
ING MAP PLUS NP15	31,379.886	11.73	368,086
ING MAP PLUS NP19	625.304	11.71	7,322
ING MAP PLUS NP22	14,266.885	11.69	166,780
ING MAP PLUS NP23	389.691	11.69	4,555
ING MAP PLUS NP25	6,135.160	11.68	71,659
ING MAP PLUS NP27	134.747	11.67	1,572
ING MAP PLUS NP28	8,910.563	11.66	103,897
ING MAP PLUS NP30	5,717.694	11.65	66,611
ING MAP PLUS NP32	1,127.568	11.64	13,125
	92,466.332		$ 1,082,872
ING Index Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	4.338	$ 11.56	$ 50
Qualified XII (0.75)	33.926	14.57	494
	38.264		$ 544

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution 2045 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP3	3,151.109	$ 12.00	$ 37,813
ING MAP PLUS NP5	496.336	11.99	5,951
ING MAP PLUS NP14	6,277.587	11.95	75,017
ING MAP PLUS NP15	23,092.422	11.94	275,724
ING MAP PLUS NP17	18.477	11.93	220
ING MAP PLUS NP19	1,337.031	11.92	15,937
ING MAP PLUS NP22	7,658.755	11.90	91,139
ING MAP PLUS NP23	300.093	11.90	3,571
ING MAP PLUS NP27	93.270	11.88	1,108
ING MAP PLUS NP28	1,851.467	11.87	21,977
ING MAP PLUS NP30	3,278.697	11.86	38,885
ING MAP PLUS NP32	1,369.454	11.85	16,228
	48,924.698		$ 583,570
ING Index Solution 2055 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	155.440	$ 11.58	$ 1,800
Qualified XII (0.95)	52.748	11.51	607
Qualified LVI	47.495	11.56	549
	255.683		$ 2,956
ING Index Solution 2055 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP19	14.209	$ 11.51	$ 164
ING MAP PLUS NP20	3.180	11.51	37
	17.389		$ 201
ING Index Solution Income Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP14	234.501	$ 10.76	$ 2,523
ING MAP PLUS NP15	8,728.026	10.76	93,914
ING MAP PLUS NP17	123.026	10.75	1,323
ING MAP PLUS NP22	3,637.558	10.73	39,031
ING MAP PLUS NP26	28.852	10.71	309
ING MAP PLUS NP30	691.451	10.69	7,392
ING MAP PLUS NP32	1,445.978	10.68	15,443
	14,889.392		$ 159,935
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	30,630.979	$ 12.33	$ 377,680

ING JPMorgan Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:	78,154.240	$ 15.39	$ 1,202,794
Contracts in accumulation period:
ING Custom Choice 62	539.350	14.53	7,837
ING MAP PLUS NP1	9,640.633	15.77	152,033
ING MAP PLUS NP4	683.185	15.61	10,665
ING MAP PLUS NP8	2,801.322	15.39	43,112
ING MAP PLUS NP9	30,125.705	15.34	462,128
ING MAP PLUS NP10	143.384	15.29	2,192

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service
Class (continued)
ING MAP PLUS NP11	6,504.258	$ 15.23	$ 99,060
ING MAP PLUS NP12	167.982	15.18	2,550
ING MAP PLUS NP14	7,853.926	15.08	118,437
ING MAP PLUS NP15	8,747.975	15.02	131,395
ING MAP PLUS NP17	9,918.495	14.92	147,984
ING MAP PLUS NP19	1,361.144	14.82	20,172
ING MAP PLUS NP20	909.645	14.77	13,435
ING MAP PLUS NP21	6,046.374	14.72	89,003
ING MAP PLUS NP22	1,966.260	14.67	28,845
ING MAP PLUS NP23	2,567.207	14.61	37,507
ING MAP PLUS NP24	56.753	14.56	826
ING MAP PLUS NP25	6,553.032	14.51	95,084
ING MAP PLUS NP26	2,084.397	14.46	30,140
ING MAP PLUS NP27	1,262.888	14.41	18,198
ING MAP PLUS NP28	2,009.269	14.36	28,853
ING MAP PLUS NP30	268.734	14.27	3,835
ING MAP PLUS NP32	79.967	14.17	1,133
Qualified VI	537,414.091	17.41	9,356,379
Qualified VIII	388.193	17.40	6,755
Qualified X (1.15)	26,798.051	17.56	470,574
Qualified X (1.25)	101,121.082	17.41	1,760,518
Qualified XII (0.00)	3,667.772	19.41	71,191
Qualified XII (0.05)	34,431.958	19.18	660,405
Qualified XII (0.10)	150.491	19.24	2,895
Qualified XII (0.25)	5,735.573	18.99	108,919
Qualified XII (0.30)	5,422.787	18.91	102,545
Qualified XII (0.35)	1,343.295	18.83	25,294
Qualified XII (0.40)	18,520.358	18.75	347,257
Qualified XII (0.50)	42,985.133	18.58	798,664
Qualified XII (0.55)	12,580.475	18.50	232,739
Qualified XII (0.60)	14,501.181	18.42	267,112
Qualified XII (0.65)	32,929.771	18.34	603,932
Qualified XII (0.70)	18,252.353	18.26	333,288
Qualified XII (0.75)	73,276.578	18.19	1,332,901
Qualified XII (0.80)	8,640.996	18.11	156,488
Qualified XII (0.85)	68,712.013	18.03	1,238,878
Qualified XII (0.90)	18,804.570	17.95	337,542
Qualified XII (0.95)	105,886.502	17.87	1,892,192
Qualified XII (1.00)	295,718.534	17.79	5,260,833
Qualified XII (1.05)	3,889.583	17.72	68,923
Qualified XII (1.10)	28,222.023	17.64	497,836
Qualified XII (1.15)	9,168.830	17.56	161,005
Qualified XII (1.20)	4,291.378	17.49	75,056
Qualified XII (1.25)	22,079.049	17.41	384,396
Qualified XII (1.35)	132.067	17.26	2,279
Qualified XII (1.40)	3,393.273	17.19	58,330
Qualified XII (1.45)	1,122.909	17.11	19,213

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service
Class (continued)
Qualified XII (1.50)	1.151	$ 17.04	$ 20
Qualified XIII	1,141.815	17.87	20,404
Qualified XV	2,110.342	17.87	37,712
Qualified XVI	16,002.247	17.04	272,678
Qualified XVIII	2,256.559	17.79	40,144
Qualified XXI	8,775.684	18.11	158,928
Qualified XXVI	71.453	17.95	1,283
Qualified XXXII	1,191.158	15.15	18,046
Qualified XXXIV	947.715	9.91	9,392
Qualified XXXVIII	2,223.033	10.09	22,430
Qualified XLIII	118.068	9.92	1,171
Qualified LIV	66,324.443	13.06	866,197
Qualified LVI	9,170.648	13.35	122,428
	1,790,361.310		$ 30,952,390
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	8,583.911	$ 10.64	$ 91,333

ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class
Currently payable annuity contracts:	70,717.323	$12.99 to $15.7	$ 934,902
Contracts in accumulation period:
ING Custom Choice 65	19,492.973	12.79	249,315
Qualified V	3,167.490	15.34	48,589
Qualified VI	2,716,565.185	15.70	42,650,073
Qualified VIII	4,035.341	16.43	66,301
Qualified X (1.15)	294,630.376	15.97	4,705,247
Qualified X (1.25)	95,021.755	15.70	1,491,842
Qualified XII (0.00)	1,063.981	10.53	11,204
Qualified XII (0.05)	53,014.362	17.69	937,824
Qualified XII (0.10)	51.094	10.40	531
Qualified XII (0.20)	16,866.607	10.27	173,220
Qualified XII (0.25)	25,682.629	10.20	261,963
Qualified XII (0.30)	42,080.556	10.14	426,697
Qualified XII (0.35)	12,942.553	10.07	130,332
Qualified XII (0.40)	30,228.294	11.62	351,253
Qualified XII (0.45)	857.941	9.95	8,537
Qualified XII (0.50)	212,989.994	9.74	2,074,523
Qualified XII (0.55)	119,638.542	9.82	1,174,850
Qualified XII (0.60)	62,237.968	9.76	607,443
Qualified XII (0.65)	330,419.840	9.70	3,205,072
Qualified XII (0.70)	220,900.111	9.64	2,129,477
Qualified XII (0.75)	268,543.904	9.58	2,572,651
Qualified XII (0.80)	404,755.172	10.27	4,156,836
Qualified XII (0.85)	568,827.895	11.03	6,274,172
Qualified XII (0.90)	34,721.679	9.82	340,967
Qualified XII (0.95)	367,880.638	10.87	3,998,863
Qualified XII (1.00)	1,131,275.576	10.79	12,206,463

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class (continued)
Qualified XII (1.05)	79,769.132	$ 10.71	$ 854,327
Qualified XII (1.10)	98,016.236	10.63	1,041,913
Qualified XII (1.15)	75,310.152	10.56	795,275
Qualified XII (1.20)	14,889.281	10.48	156,040
Qualified XII (1.25)	34,878.289	10.40	362,734
Qualified XII (1.30)	3,585.167	10.33	37,035
Qualified XII (1.40)	21,462.108	10.18	218,484
Qualified XII (1.45)	1,398.766	10.10	14,128
Qualified XII (1.50)	4,670.215	10.03	46,842
Qualified XV	9,559.391	16.38	156,583
Qualified XVI	58,136.743	15.17	881,934
Qualified XVII	1,981.343	15.70	31,107
Qualified XVIII	5,622.625	15.70	88,275
Qualified XXVI	4,452.002	16.27	72,434
Qualified XXVII	1,072,460.741	16.24	17,416,762
Qualified XXVIII	164,920.566	16.21	2,673,362
Qualified XXXII	8,026.747	12.80	102,742
Qualified XXXIV	15,292.868	9.48	144,976
Qualified XXXVI	33,066.098	11.52	380,921
Qualified XXXVIII	84,182.656	9.66	813,204
Qualified XLIII	4,620.943	9.49	43,853
Qualified LIV	23,415.910	12.61	295,275
Qualified LVI	104,093.922	12.89	1,341,771
	9,032,421.680		$ 119,159,124

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	251,508.520	$13.1 to $13.52	$ 3,391,859
Contracts in accumulation period:
ING Custom Choice 62	6,665.684	13.31	88,720
ING Custom Choice 65	41,334.894	14.34	592,742
ING MAP PLUS NP1	14,034.987	14.14	198,455
ING MAP PLUS NP3	454.945	14.06	6,397
ING MAP PLUS NP8	4,569.899	13.85	63,293
ING MAP PLUS NP9	20,207.791	13.81	279,070
ING MAP PLUS NP10	20,344.675	13.77	280,146
ING MAP PLUS NP11	38,612.639	13.73	530,152
ING MAP PLUS NP12	20,336.965	13.69	278,413
ING MAP PLUS NP13	1.930	13.65	26
ING MAP PLUS NP14	6,702.159	13.61	91,216
ING MAP PLUS NP15	10,477.018	13.57	142,173
ING MAP PLUS NP16	1,798.411	13.53	24,332
ING MAP PLUS NP17	8,563.517	13.49	115,522
ING MAP PLUS NP18	16,868.772	13.45	226,885
ING MAP PLUS NP19	8,091.795	13.41	108,511
ING MAP PLUS NP20	64.419	13.37	861
ING MAP PLUS NP21	3,673.674	13.33	48,970
ING MAP PLUS NP22	1,437.492	13.29	19,104
ING MAP PLUS NP23	7,341.307	13.25	97,272
ING MAP PLUS NP25	493.957	13.17	6,505
ING MAP PLUS NP26	5,304.024	13.14	69,695
ING MAP PLUS NP27	1,779.479	13.10	23,311
ING MAP PLUS NP28	2,327.046	13.06	30,391
ING MAP PLUS NP29	3,904.556	13.02	50,837
ING MAP PLUS NP30	64.201	12.98	833
ING MAP PLUS NP32	337.720	12.91	4,360
Qualified V	2,097.433	13.18	27,644
Qualified VI	12,254,441.190	13.31	163,106,612
Qualified VIII	12,578.306	13.30	167,291
Qualified X (1.15)	858,127.658	13.38	11,481,748

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial
Class (continued)
Qualified X (1.25)	897,465.268	$ 13.31	$ 11,945,263
Qualified XII (0.00)	1,848.858	14.91	27,566
Qualified XII (0.05)	514,428.765	14.94	7,685,566
Qualified XII (0.10)	421.263	14.24	5,999
Qualified XII (0.20)	115,621.229	14.68	1,697,320
Qualified XII (0.25)	211,304.494	14.65	3,095,611
Qualified XII (0.30)	527,316.747	14.07	7,419,347
Qualified XII (0.35)	44,227.874	14.56	643,958
Qualified XII (0.40)	224,649.267	14.50	3,257,414
Qualified XII (0.45)	1,778.638	13.95	24,812
Qualified XII (0.50)	1,354,724.319	14.49	19,629,955
Qualified XII (0.55)	328,987.538	14.35	4,720,971
Qualified XII (0.60)	283,232.190	14.31	4,053,053
Qualified XII (0.65)	1,528,824.983	14.25	21,785,756
Qualified XII (0.70)	443,652.847	14.19	6,295,434
Qualified XII (0.75)	998,274.297	14.13	14,105,616
Qualified XII (0.80)	1,532,832.242	14.23	21,812,203
Qualified XII (0.85)	1,510,577.099	14.20	21,450,195
Qualified XII (0.90)	162,327.443	14.14	2,295,310
Qualified XII (0.95)	1,539,633.736	14.11	21,724,232
Qualified XII (1.00)	4,165,114.797	14.07	58,603,165
Qualified XII (1.05)	234,758.435	14.03	3,293,661
Qualified XII (1.10)	406,968.633	13.99	5,693,491
Qualified XII (1.15)	300,492.300	13.93	4,185,858
Qualified XII (1.20)	96,938.284	13.87	1,344,534
Qualified XII (1.25)	335,042.100	13.84	4,636,983
Qualified XII (1.30)	21,636.393	13.80	298,582
Qualified XII (1.35)	3,925.636	13.23	51,936
Qualified XII (1.40)	47,379.809	14.04	665,213
Qualified XII (1.45)	12,899.288	13.15	169,626
Qualified XII (1.50)	11,566.686	13.11	151,639
Qualified XIII	507.304	13.54	6,869
Qualified XV	83,348.312	13.54	1,128,536
Qualified XVI	315,027.561	13.11	4,130,011
Qualified XVII	11,054.837	13.31	147,140
Qualified XVIII	43,966.095	13.31	585,189
Qualified XXII	1,815.961	13.95	25,333
Qualified XXVI	24,362.461	13.58	330,842
Qualified XXVII	7,408,485.707	13.48	99,866,387
Qualified XXVIII	2,781,964.040	13.50	37,556,515
Qualified XXXII	30,878.627	13.31	410,995
Qualified XXXIII (0.65)	53,084.737	13.78	731,508
Qualified XXXIV	33,023.330	9.16	302,494
Qualified XXXVI	70,498.063	13.87	977,808
Qualified XXXVIII	297,679.347	9.33	2,777,348

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial
Class (continued)
Qualified XLIII	25,595.754	$ 9.16	$ 234,457
Qualified LIV	135,872.425	14.13	1,919,877
Qualified LVI	409,311.342	14.45	5,914,549
	43,209,874.424		$ 591,369,473
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	0.604	$ 15.53	$ 9
Qualified XII (1.00)	40,740.069	15.87	646,545
	40,740.673		$ 646,554
ING Oppenheimer Global Strategic Income Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	34,547.527	$ 13.62	$ 470,537

ING Oppenheimer Global Strategic Income Portfolio -
Initial Class
Currently payable annuity contracts:	327,936.810	$12.81 to $13.58	$ 4,450,515
Contracts in accumulation period:
ING Custom Choice 65	6,244.864	14.02	87,553
Qualified V	1,981.542	13.07	25,899
Qualified VI	2,707,913.028	13.20	35,744,452
Qualified VIII	2,095.598	13.19	27,641
Qualified X (1.15)	150,241.650	13.27	1,993,707
Qualified X (1.25)	207,684.345	13.20	2,741,433
Qualified XII (0.00)	14,393.787	14.37	206,839
Qualified XII (0.05)	148,807.518	14.38	2,139,852
Qualified XII (0.20)	38,333.784	14.20	544,340
Qualified XII (0.25)	80,814.702	14.15	1,143,528
Qualified XII (0.30)	169,537.437	14.11	2,392,173
Qualified XII (0.35)	2,394.499	14.07	33,691
Qualified XII (0.40)	144,018.450	14.02	2,019,139
Qualified XII (0.45)	10.542	13.98	147
Qualified XII (0.50)	714,560.058	13.95	9,968,113
Qualified XII (0.55)	71,297.895	13.89	990,328
Qualified XII (0.60)	73,001.036	13.85	1,011,064
Qualified XII (0.65)	555,673.605	13.80	7,668,296
Qualified XII (0.70)	119,205.316	13.76	1,640,265
Qualified XII (0.75)	336,524.952	13.71	4,613,757
Qualified XII (0.80)	417,024.979	13.70	5,713,242
Qualified XII (0.85)	518,781.249	13.66	7,086,552
Qualified XII (0.90)	78,531.353	13.61	1,068,812
Qualified XII (0.95)	467,089.918	13.57	6,338,410
Qualified XII (1.00)	1,423,354.055	13.53	19,257,980
Qualified XII (1.05)	71,830.859	13.49	968,998
Qualified XII (1.10)	123,769.497	13.45	1,664,700
Qualified XII (1.15)	49,325.607	13.40	660,963

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Strategic Income Portfolio -
Initial Class (continued)
Qualified XII (1.20)	48,231.223	$ 13.36	$ 644,369
Qualified XII (1.25)	167,784.867	13.32	2,234,894
Qualified XII (1.30)	9,757.502	13.28	129,580
Qualified XII (1.35)	658.031	13.29	8,745
Qualified XII (1.40)	29,035.299	13.26	385,008
Qualified XII (1.45)	4,484.463	13.21	59,240
Qualified XII (1.50)	453.521	13.16	5,968
Qualified XIII	4,288.122	13.43	57,589
Qualified XV	14,455.102	13.43	194,132
Qualified XVI	78,240.042	13.00	1,017,121
Qualified XVII	4,718.263	13.20	62,281
Qualified XVIII	9,198.649	13.20	121,422
Qualified XXI	28,477.375	13.55	385,868
Qualified XXVI	2,445.853	13.47	32,946
Qualified XXVII	1,126,150.945	13.55	15,259,345
Qualified XXVIII	576,910.579	13.56	7,822,907
Qualified XXXII	3,771.742	13.20	49,787
Qualified XXXIII (0.65)	43,178.289	13.67	590,247
Qualified XXXIV	23,131.564	11.79	272,721
Qualified XXXVI	9,925.934	13.75	136,482
Qualified XXXVIII	48,040.063	12.01	576,961
Qualified XLIII	1,444.651	11.80	17,047
Qualified LIV	75,127.956	13.81	1,037,517
Qualified LVI	97,970.003	14.12	1,383,336
	11,430,258.973		$ 154,687,902
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
Currently payable annuity contracts:	997.419	$ 12.93	$ 12,897
Contracts in accumulation period:
ING MAP PLUS NP8	20,948.331	12.16	254,732
ING MAP PLUS NP11	10,964.130	12.09	132,556
ING MAP PLUS NP12	16,363.913	12.07	197,512
ING MAP PLUS NP13	4,276.963	12.05	51,537
ING MAP PLUS NP14	7,886.655	12.03	94,876
ING MAP PLUS NP17	3,183.645	11.96	38,076
ING MAP PLUS NP18	8,207.187	11.94	97,994
ING MAP PLUS NP23	4,788.443	11.83	56,647
ING MAP PLUS NP24	29.258	11.81	346
ING MAP PLUS NP26	6,260.973	11.76	73,629
ING MAP PLUS NP27	2,388.260	11.74	28,038
ING MAP PLUS NP28	1,606.830	11.72	18,832
ING MAP PLUS NP30	1,626.738	11.68	19,000
	89,528.745		$ 1,076,672

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	146,642.040	$ 13.58	$ 1,991,399

ING PIMCO Total Return Portfolio - Service Class
Currently payable annuity contracts:	448,464.494	$12.76 to $13.87	$ 6,214,984
Contracts in accumulation period:
ING Custom Choice 62	9,371.837	13.59	127,363
ING Custom Choice 65	10,212.099	13.69	139,804
ING MAP PLUS NP1	153,371.376	14.53	2,228,486
ING MAP PLUS NP3	912.529	14.43	13,168
ING MAP PLUS NP4	39,686.391	14.38	570,690
ING MAP PLUS NP5	0.010	14.33	-
ING MAP PLUS NP6	37,688.102	14.28	538,186
ING MAP PLUS NP8	52,518.951	14.18	744,719
ING MAP PLUS NP9	45,437.774	14.13	642,036
ING MAP PLUS NP10	26,821.927	14.08	377,653
ING MAP PLUS NP11	52,834.766	14.04	741,800
ING MAP PLUS NP12	21,187.707	13.99	296,416
ING MAP PLUS NP13	4,307.461	13.94	60,046
ING MAP PLUS NP14	79,910.015	13.89	1,109,950
ING MAP PLUS NP15	50,155.997	13.84	694,159
ING MAP PLUS NP16	3,349.672	13.79	46,192
ING MAP PLUS NP17	25,254.076	13.75	347,244
ING MAP PLUS NP18	9,300.090	13.70	127,411
ING MAP PLUS NP19	3,524.248	13.65	48,106
ING MAP PLUS NP20	22,901.803	13.61	311,694
ING MAP PLUS NP21	45,857.221	13.56	621,824
ING MAP PLUS NP22	5,920.246	13.51	79,983
ING MAP PLUS NP23	14,969.531	13.47	201,640
ING MAP PLUS NP24	2,500.433	13.42	33,556
ING MAP PLUS NP25	418.456	13.37	5,595
ING MAP PLUS NP26	19,178.950	13.33	255,655
ING MAP PLUS NP27	11,284.689	13.28	149,861
ING MAP PLUS NP28	16,338.872	13.23	216,163
ING MAP PLUS NP29	2,993.950	13.19	39,490
ING MAP PLUS NP30	1,670.811	13.14	21,954
ING MAP PLUS NP32	1,597.098	13.05	20,842
ING MAP PLUS NP35	0.854	12.92	11
ING MAP PLUS NP36	1,155.102	12.87	14,866
Qualified V	675.132	14.58	9,843
Qualified VI	2,776,830.385	14.78	41,041,553
Qualified VIII	800.160	14.77	11,818
Qualified X (1.15)	93,492.594	14.91	1,393,975
Qualified X (1.25)	210,754.942	14.78	3,114,958
Qualified XII (0.00)	62,119.442	16.48	1,023,728
Qualified XII (0.05)	4,892.888	16.28	79,656

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service
Class (continued)
Qualified XII (0.25)	190,883.623	$ 16.12	$ 3,077,044
Qualified XII (0.30)	35,058.104	16.05	562,683
Qualified XII (0.35)	623.842	15.98	9,969
Qualified XII (0.40)	434,893.985	15.91	6,919,163
Qualified XII (0.50)	186,036.183	15.78	2,935,651
Qualified XII (0.55)	234,450.647	15.71	3,683,220
Qualified XII (0.60)	108,092.674	15.64	1,690,569
Qualified XII (0.65)	295,059.107	15.57	4,594,070
Qualified XII (0.70)	87,961.400	15.51	1,364,281
Qualified XII (0.75)	583,213.516	15.44	9,004,817
Qualified XII (0.80)	227,013.595	15.37	3,489,199
Qualified XII (0.85)	644,708.904	15.30	9,864,046
Qualified XII (0.90)	62,310.671	15.24	949,615
Qualified XII (0.95)	650,681.355	15.17	9,870,836
Qualified XII (1.00)	2,382,642.505	15.11	36,001,728
Qualified XII (1.05)	45,774.387	15.04	688,447
Qualified XII (1.10)	108,916.975	14.98	1,631,576
Qualified XII (1.15)	46,833.687	14.91	698,290
Qualified XII (1.20)	18,116.498	14.85	269,030
Qualified XII (1.25)	217,263.921	14.78	3,211,161
Qualified XII (1.30)	1,849.531	14.72	27,225
Qualified XII (1.35)	1,080.835	14.65	15,834
Qualified XII (1.40)	26,141.980	14.59	381,411
Qualified XII (1.45)	15,516.791	14.53	225,459
Qualified XII (1.50)	6,207.304	14.46	89,758
Qualified XIII	2,729.650	15.17	41,409
Qualified XV	17,720.090	15.17	268,814
Qualified XVI	83,258.506	14.46	1,203,918
Qualified XVII	689.546	14.78	10,191
Qualified XVIII	3,284.647	15.11	49,631
Qualified XXI	19,162.692	15.37	294,531
Qualified XXVI	2,954.846	15.24	45,032
Qualified XXVII	2,071,244.206	13.84	28,666,020
Qualified XXVIII	1,832,303.475	15.13	27,722,752
Qualified XXXII	2,448.411	13.45	32,931
Qualified XXXIII (0.65)	37,353.638	15.83	591,308
Qualified XXXIV	3,386.841	12.13	41,082
Qualified XXXVIII	80,559.832	12.35	994,914
Qualified XLIII	1,157.610	12.13	14,042
Qualified LIV	131,664.114	13.49	1,776,149
Qualified LVI	67,141.531	13.79	925,882
	15,339,054.736		$ 227,650,766

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	83,005.109	$14.49 to $15.2	$ 1,259,507
Contracts in accumulation period:
ING Custom Choice 62	618.516	14.99	9,272
ING Custom Choice 65	11.191	15.62	175
Qualified V	2,143.490	14.88	31,895
Qualified VI	293,564.911	14.99	4,400,538
Qualified VIII	156.959	14.98	2,351
Qualified X (1.15)	13,774.860	15.06	207,449
Qualified X (1.25)	32,714.265	14.99	490,387
Qualified XII (0.00)	3,169.557	15.89	50,364
Qualified XII (0.25)	964.518	15.71	15,153
Qualified XII (0.30)	6,112.567	15.67	95,784
Qualified XII (0.40)	29,217.348	15.60	455,791
Qualified XII (0.50)	217,323.338	15.53	3,375,031
Qualified XII (0.55)	7,527.192	15.49	116,596
Qualified XII (0.60)	2,497.970	15.45	38,594
Qualified XII (0.65)	29,775.274	15.42	459,135
Qualified XII (0.70)	8,523.587	15.38	131,093
Qualified XII (0.75)	29,807.188	15.34	457,242
Qualified XII (0.80)	10,341.544	15.31	158,329
Qualified XII (0.85)	47,778.582	15.27	729,579
Qualified XII (0.90)	3,065.209	15.24	46,714
Qualified XII (0.95)	66,398.903	15.20	1,009,263
Qualified XII (1.00)	195,117.268	15.17	2,959,929
Qualified XII (1.05)	1,147.914	15.13	17,368
Qualified XII (1.10)	5,401.272	15.10	81,559
Qualified XII (1.15)	1,227.328	15.06	18,484
Qualified XII (1.20)	7,316.185	15.03	109,962
Qualified XII (1.25)	21,465.414	14.99	321,767
Qualified XII (1.40)	11,117.721	14.89	165,543
Qualified XII (1.45)	114.578	14.85	1,701
Qualified XV	1,785.544	15.20	27,140
Qualified XVI	6,029.559	14.82	89,358
Qualified XVII	202.975	14.99	3,043
Qualified XVIII	1,375.234	15.17	20,862
Qualified XXVI	70.418	15.24	1,073
Qualified XXXII	37.304	14.99	559
Qualified XXXIV	1,041.273	13.58	14,140
Qualified XXXVIII	8,249.041	13.84	114,167
Qualified XLIII	10.618	13.59	144
Qualified LIV	10,641.439	15.39	163,772
Qualified LVI	15,935.315	15.73	250,662
	1,176,778.478		$ 17,901,475

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP8	1,638.112	$ 15.45	$ 25,309
ING MAP PLUS NP13	453.321	15.27	6,922
ING MAP PLUS NP14	3,073.697	15.24	46,843
ING MAP PLUS NP15	7,778.680	15.20	118,236
ING MAP PLUS NP17	1,030.304	15.13	15,588
ING MAP PLUS NP18	11.263	15.09	170
ING MAP PLUS NP19	1,291.775	15.06	19,454
ING MAP PLUS NP22	305.613	14.95	4,569
ING MAP PLUS NP23	441.367	14.92	6,585
ING MAP PLUS NP26	2,309.014	14.81	34,196
ING MAP PLUS NP28	523.692	14.75	7,724
ING MAP PLUS NP29	5,753.906	14.71	84,640
	24,610.744		$ 370,236
ING Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	0.062	$ 12.23	$ 1
ING MAP PLUS NP14	86.880	11.79	1,024
Qualified XXXV	44,641.427	11.45	511,144
	44,728.369		$ 512,169
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	10,406.872	$ 11.57	$ 120,408
ING Custom Choice 65	265.304	12.19	3,234
ING Educator's Direct	24,171.764	11.84	286,194
Qualified V	2,312.574	11.47	26,525
Qualified VI	985,251.546	11.57	11,399,360
Qualified X (1.15)	51,462.865	11.64	599,028
Qualified X (1.25)	148,163.941	11.57	1,714,257
Qualified XII (0.00)	11,920.280	12.42	148,050
Qualified XII (0.05)	252,039.405	12.42	3,130,329
Qualified XII (0.25)	57,859.976	12.25	708,785
Qualified XII (0.30)	24,313.753	12.21	296,871
Qualified XII (0.35)	179,588.160	12.18	2,187,384
Qualified XII (0.40)	168,146.034	12.14	2,041,293
Qualified XII (0.50)	374,090.033	12.07	4,515,267
Qualified XII (0.55)	157,332.209	12.04	1,894,280
Qualified XII (0.60)	50,627.165	12.01	608,032
Qualified XII (0.65)	115,518.363	11.97	1,382,755
Qualified XII (0.70)	40,744.478	11.94	486,489
Qualified XII (0.75)	331,832.605	11.90	3,948,808
Qualified XII (0.80)	81,743.660	11.87	970,297
Qualified XII (0.85)	259,787.239	11.84	3,075,881
Qualified XII (0.90)	42,486.541	11.80	501,341
Qualified XII (0.95)	515,410.314	11.77	6,066,379
Qualified XII (1.00)	332,862.026	11.74	3,907,800

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class (continued)
Qualified XII (1.05)	72,034.163	$ 11.70	$ 842,800
Qualified XII (1.10)	46,859.073	11.67	546,845
Qualified XII (1.15)	46,516.969	11.64	541,458
Qualified XII (1.20)	28,164.266	11.60	326,705
Qualified XII (1.25)	141,256.550	11.57	1,634,338
Qualified XII (1.30)	4,603.225	11.54	53,121
Qualified XII (1.35)	7,833.828	11.51	90,167
Qualified XII (1.40)	16,937.237	11.47	194,270
Qualified XII (1.45)	776.179	11.44	8,879
Qualified XII (1.50)	773.318	11.41	8,824
Qualified XIII	600.772	11.77	7,071
Qualified XV	12,219.331	11.77	143,822
Qualified XVI	85,183.635	11.41	971,945
Qualified XVII	363.879	11.57	4,210
Qualified XVIII	986.920	11.57	11,419
Qualified XXI	15,558.668	11.87	184,681
Qualified XXVIII	103,225.663	9.63	994,063
Qualified XXXII	2,669.124	11.57	30,882
Qualified XXXIV	60,048.636	9.61	577,067
Qualified XXXVI	331.186	12.04	3,987
Qualified XXXVIII	2,014.295	9.79	19,720
Qualified XLIII	311.986	9.61	2,998
Qualified LIV	30,774.012	12.01	369,596
Qualified LVI	94,977.533	12.28	1,166,324
	4,993,357.555		$ 58,754,239
ING Solution 2015 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	284,632.871	$ 11.42	$ 3,250,507
ING MAP PLUS NP3	4,154.950	11.41	47,408
ING MAP PLUS NP4	1,256.841	11.41	14,341
ING MAP PLUS NP6	15,980.041	11.40	182,172
ING MAP PLUS NP8	138,812.435	11.39	1,581,074
ING MAP PLUS NP9	49,852.766	11.38	567,324
ING MAP PLUS NP10	8,821.419	11.38	100,388
ING MAP PLUS NP11	29,243.638	11.37	332,500
ING MAP PLUS NP12	117,885.941	11.37	1,340,363
ING MAP PLUS NP13	22,674.926	11.36	257,587
ING MAP PLUS NP14	125,741.179	11.36	1,428,420
ING MAP PLUS NP15	101,897.124	11.35	1,156,532
ING MAP PLUS NP16	3,610.040	11.35	40,974
ING MAP PLUS NP17	71,092.847	11.34	806,193
ING MAP PLUS NP18	5,193.877	11.34	58,899
ING MAP PLUS NP19	6,759.485	11.33	76,585
ING MAP PLUS NP20	105,107.558	11.33	1,190,869
ING MAP PLUS NP21	40,512.224	11.32	458,598
ING MAP PLUS NP22	10,405.831	11.32	117,794

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service 2 Class (continued)
ING MAP PLUS NP23	50,152.019	$ 11.31	$ 567,219
ING MAP PLUS NP24	15,287.792	11.31	172,905
ING MAP PLUS NP25	4,535.185	11.30	51,248
ING MAP PLUS NP26	21,858.220	11.30	246,998
ING MAP PLUS NP27	238.501	11.29	2,693
ING MAP PLUS NP28	43,141.853	11.29	487,072
ING MAP PLUS NP29	10,434.499	11.28	117,701
ING MAP PLUS NP30	7,137.450	11.28	80,510
ING MAP PLUS NP32	251.166	11.27	2,831
	1,296,672.678		$ 14,737,705
ING Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	3.982	$ 12.08	$ 48
ING MAP PLUS NP20	23.921	11.44	274
Qualified XXXV	31,529.503	11.11	350,293
	31,557.406		$ 350,615
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,871.348	$ 11.43	$ 21,390
ING Educator's Direct	4,324.766	12.01	51,940
Qualified V	2,031.974	11.32	23,002
Qualified VI	1,736,916.801	11.43	19,852,959
Qualified X (1.15)	66,959.411	11.49	769,364
Qualified X (1.25)	118,932.392	11.43	1,359,397
Qualified XII (0.00)	30,053.925	12.27	368,762
Qualified XII (0.05)	600,536.953	12.27	7,368,588
Qualified XII (0.25)	138,473.447	12.09	1,674,144
Qualified XII (0.30)	103,317.719	12.06	1,246,012
Qualified XII (0.35)	220,355.179	12.02	2,648,669
Qualified XII (0.40)	184,834.885	11.99	2,216,170
Qualified XII (0.50)	350,851.315	11.92	4,182,148
Qualified XII (0.55)	255,655.607	11.89	3,039,745
Qualified XII (0.60)	155,744.519	11.86	1,847,130
Qualified XII (0.65)	231,501.244	11.82	2,736,345
Qualified XII (0.70)	77,215.824	11.79	910,375
Qualified XII (0.75)	475,987.865	11.75	5,592,857
Qualified XII (0.80)	43,171.271	11.72	505,967
Qualified XII (0.85)	566,984.275	11.69	6,628,046
Qualified XII (0.90)	57,814.490	11.66	674,117
Qualified XII (0.95)	591,336.615	11.62	6,871,331
Qualified XII (1.00)	424,396.743	11.59	4,918,758
Qualified XII (1.05)	50,508.131	11.56	583,874
Qualified XII (1.10)	159,748.844	11.52	1,840,307
Qualified XII (1.15)	64,087.559	11.49	736,366
Qualified XII (1.20)	66,135.008	11.46	757,907
Qualified XII (1.25)	114,024.982	11.43	1,303,306

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Service Class (continued)
Qualified XII (1.30)	2,809.969	$ 11.39	$ 32,006
Qualified XII (1.40)	41,967.876	11.33	475,496
Qualified XII (1.45)	10,257.026	11.30	115,904
Qualified XII (1.50)	96.314	11.26	1,084
Qualified XV	5,649.674	11.62	65,649
Qualified XVI	60,781.200	11.26	684,396
Qualified XVIII	865.261	11.43	9,890
Qualified XXI	19,509.646	11.72	228,653
Qualified XXVI	2,416.513	11.66	28,177
Qualified XXVIII	62,684.731	9.08	569,177
Qualified XXXII	2,054.559	11.43	23,484
Qualified XXXIV	175,224.455	9.07	1,589,286
Qualified XXXVI	936.964	11.89	11,140
Qualified XXXVIII	36,057.852	9.23	332,814
Qualified XLIII	167.621	9.07	1,520
Qualified LIV	34,101.874	11.86	404,448
Qualified LVI	102,083.153	12.12	1,237,248
	7,451,437.780		$ 86,539,348
ING Solution 2025 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	406,245.189	$ 11.89	$ 4,830,255
ING MAP PLUS NP3	858.101	11.88	10,194
ING MAP PLUS NP4	6,455.654	11.88	76,693
ING MAP PLUS NP6	5,774.399	11.87	68,542
ING MAP PLUS NP8	150,170.616	11.86	1,781,024
ING MAP PLUS NP9	107,597.331	11.85	1,275,028
ING MAP PLUS NP10	17,376.345	11.84	205,736
ING MAP PLUS NP11	105,439.656	11.84	1,248,406
ING MAP PLUS NP12	144,503.423	11.83	1,709,475
ING MAP PLUS NP13	28,031.250	11.83	331,610
ING MAP PLUS NP14	92,441.565	11.82	1,092,659
ING MAP PLUS NP15	134,924.620	11.82	1,594,809
ING MAP PLUS NP16	15,565.017	11.81	183,823
ING MAP PLUS NP17	44,874.022	11.81	529,962
ING MAP PLUS NP18	16,976.203	11.80	200,319
ING MAP PLUS NP19	20,323.113	11.80	239,813
ING MAP PLUS NP20	84,982.986	11.79	1,001,949
ING MAP PLUS NP21	102,086.550	11.79	1,203,600
ING MAP PLUS NP22	7,177.027	11.78	84,545
ING MAP PLUS NP23	66,376.941	11.78	781,920
ING MAP PLUS NP24	55,387.793	11.77	651,914
ING MAP PLUS NP25	17,300.531	11.76	203,454
ING MAP PLUS NP26	15,856.738	11.76	186,475
ING MAP PLUS NP27	269.837	11.75	3,171
ING MAP PLUS NP28	41,426.963	11.75	486,767
ING MAP PLUS NP29	8,761.099	11.74	102,855

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Service 2 Class (continued)
ING MAP PLUS NP30	9,784.535	$ 11.74	$ 114,870
ING MAP PLUS NP32	721.000	11.73	8,457
	1,707,688.504		$ 20,208,325
ING Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP21	0.009	$ 11.56	$ -
Qualified XXXV	34,042.674	11.13	378,895
	34,042.683		$ 378,895
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	1,789.721	$ 12.19	$ 21,817
ING Educator's Direct	6,795.962	12.14	82,503
Qualified V	772.503	11.47	8,861
Qualified VI	1,312,689.622	11.57	15,187,819
Qualified X (1.15)	21,244.705	11.64	247,288
Qualified X (1.25)	84,650.406	11.57	979,405
Qualified XII (0.00)	26,021.643	12.42	323,189
Qualified XII (0.05)	508,882.141	12.42	6,320,316
Qualified XII (0.25)	153,459.729	12.25	1,879,882
Qualified XII (0.30)	86,871.884	12.21	1,060,706
Qualified XII (0.35)	166,922.659	12.18	2,033,118
Qualified XII (0.40)	122,504.702	12.14	1,487,207
Qualified XII (0.50)	401,709.978	12.07	4,848,639
Qualified XII (0.55)	169,547.512	12.04	2,041,352
Qualified XII (0.60)	127,896.638	12.01	1,536,039
Qualified XII (0.65)	186,690.785	11.97	2,234,689
Qualified XII (0.70)	66,396.714	11.94	792,777
Qualified XII (0.75)	303,105.834	11.90	3,606,959
Qualified XII (0.80)	38,360.777	11.87	455,342
Qualified XII (0.85)	380,932.531	11.84	4,510,241
Qualified XII (0.90)	100,989.738	11.80	1,191,679
Qualified XII (0.95)	353,891.354	11.77	4,165,301
Qualified XII (1.00)	432,012.586	11.74	5,071,828
Qualified XII (1.05)	35,849.459	11.70	419,439
Qualified XII (1.10)	107,280.395	11.67	1,251,962
Qualified XII (1.15)	65,998.917	11.64	768,227
Qualified XII (1.20)	36,168.856	11.60	419,559
Qualified XII (1.25)	132,025.427	11.57	1,527,534
Qualified XII (1.30)	3,649.602	11.54	42,116
Qualified XII (1.35)	14.021	11.51	161
Qualified XII (1.40)	29,908.418	11.47	343,050
Qualified XII (1.45)	125.122	11.44	1,431
Qualified XII (1.50)	740.372	11.41	8,448
Qualified XIII	2,535.161	11.77	29,839
Qualified XV	5,494.719	11.77	64,673
Qualified XVI	76,983.155	11.41	878,378

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Service Class (continued)
Qualified XXI	55,118.706	$ 11.87	$ 654,259
Qualified XXVI	916.092	11.80	10,810
Qualified XXVIII	6,138.508	8.91	54,694
Qualified XXXII	606.243	11.57	7,014
Qualified XXXIV	162,700.716	8.85	1,439,901
Qualified XXXVI	5,814.408	12.04	70,005
Qualified XXXVIII	26,580.908	9.01	239,494
Qualified XLIII	1,785.036	8.85	15,798
Qualified LIV	35,259.571	12.01	423,467
Qualified LVI	101,394.168	12.28	1,245,120
	5,947,228.104		$ 70,002,336
ING Solution 2035 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	228,410.019	$ 12.10	$ 2,763,761
ING MAP PLUS NP4	2,456.108	12.08	29,670
ING MAP PLUS NP6	10,985.760	12.07	132,598
ING MAP PLUS NP8	254,886.615	12.06	3,073,933
ING MAP PLUS NP9	137,137.100	12.05	1,652,502
ING MAP PLUS NP10	1,464.017	12.05	17,641
ING MAP PLUS NP11	34,514.398	12.04	415,553
ING MAP PLUS NP12	125,648.669	12.04	1,512,810
ING MAP PLUS NP13	46,819.727	12.03	563,241
ING MAP PLUS NP14	69,396.623	12.03	834,841
ING MAP PLUS NP15	63,271.426	12.02	760,523
ING MAP PLUS NP16	9,356.562	12.01	112,372
ING MAP PLUS NP17	82,122.052	12.01	986,286
ING MAP PLUS NP18	11,311.205	12.00	135,734
ING MAP PLUS NP19	19,069.267	12.00	228,831
ING MAP PLUS NP20	86,507.391	11.99	1,037,224
ING MAP PLUS NP21	68,622.685	11.99	822,786
ING MAP PLUS NP22	4,297.252	11.98	51,481
ING MAP PLUS NP23	57,031.546	11.98	683,238
ING MAP PLUS NP24	15,417.971	11.97	184,553
ING MAP PLUS NP25	12,732.021	11.97	152,402
ING MAP PLUS NP26	31,725.140	11.96	379,433
ING MAP PLUS NP27	2,149.513	11.96	25,708
ING MAP PLUS NP28	34,707.543	11.95	414,755
ING MAP PLUS NP29	6,184.076	11.94	73,838
ING MAP PLUS NP30	8,112.577	11.94	96,864
ING MAP PLUS NP32	928.925	11.93	11,082
	1,425,266.188		$ 17,153,660
ING Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	7,297.069	$ 10.97	$ 80,049

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	1,243.257	$ 12.21	$ 15,180
ING Educator's Direct	2,082.092	12.11	25,214
Qualified VI	998,828.330	11.59	11,576,420
Qualified X (1.15)	5,937.033	11.66	69,226
Qualified X (1.25)	57,416.751	11.59	665,460
Qualified XII (0.00)	11,916.296	12.44	148,239
Qualified XII (0.05)	281,373.119	12.44	3,500,282
Qualified XII (0.25)	207,136.288	12.27	2,541,562
Qualified XII (0.30)	66,476.481	12.23	813,007
Qualified XII (0.35)	28,190.812	12.20	343,928
Qualified XII (0.40)	62,015.006	12.16	754,102
Qualified XII (0.50)	281,483.410	12.09	3,403,134
Qualified XII (0.55)	97,009.334	12.06	1,169,933
Qualified XII (0.60)	73,101.506	12.03	879,411
Qualified XII (0.65)	152,792.369	11.99	1,831,980
Qualified XII (0.70)	94,420.105	11.96	1,129,264
Qualified XII (0.75)	102,886.409	11.92	1,226,406
Qualified XII (0.80)	38,277.292	11.89	455,117
Qualified XII (0.85)	380,015.258	11.86	4,506,981
Qualified XII (0.90)	35,152.159	11.82	415,499
Qualified XII (0.95)	289,925.635	11.79	3,418,223
Qualified XII (1.00)	332,259.906	11.76	3,907,376
Qualified XII (1.05)	14,377.615	11.72	168,506
Qualified XII (1.10)	132,618.569	11.69	1,550,311
Qualified XII (1.15)	38,066.276	11.66	443,853
Qualified XII (1.20)	37,286.255	11.62	433,266
Qualified XII (1.25)	99,551.187	11.59	1,153,798
Qualified XII (1.30)	154.524	11.56	1,786
Qualified XII (1.35)	66.721	11.52	769
Qualified XII (1.40)	26,985.617	11.49	310,065
Qualified XII (1.45)	512.863	11.46	5,877
Qualified XII (1.50)	28.139	11.43	322
Qualified XIII	237.829	11.79	2,804
Qualified XV	4,019.154	11.79	47,386
Qualified XVI	41,032.472	11.43	469,001
Qualified XXI	22,040.303	11.89	262,059
Qualified XXVI	2,186.235	11.82	25,841
Qualified XXVIII	21,956.311	8.64	189,703
Qualified XXXIV	103,451.687	8.57	886,581
Qualified XXXVI	15,480.519	12.06	186,695
Qualified XXXVIII	6,491.210	8.73	56,668
Qualified XLIII	3,309.519	8.58	28,396
Qualified LIV	17,919.574	12.03	215,572
Qualified LVI	58,775.880	12.30	722,943
	4,246,487.307		$ 49,958,146

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	282,592.279	$ 12.22	$ 3,453,278
ING MAP PLUS NP3	363.308	12.21	4,436
ING MAP PLUS NP4	14,135.023	12.20	172,447
ING MAP PLUS NP6	699.012	12.19	8,521
ING MAP PLUS NP8	245,997.383	12.18	2,996,248
ING MAP PLUS NP9	144,873.592	12.17	1,763,112
ING MAP PLUS NP10	3,588.706	12.17	43,675
ING MAP PLUS NP11	35,013.584	12.16	425,765
ING MAP PLUS NP12	41,822.236	12.16	508,558
ING MAP PLUS NP13	2,327.379	12.15	28,278
ING MAP PLUS NP14	67,960.643	12.14	825,042
ING MAP PLUS NP15	34,382.902	12.14	417,408
ING MAP PLUS NP16	14,640.811	12.13	177,593
ING MAP PLUS NP17	22,931.037	12.13	278,153
ING MAP PLUS NP18	6,093.989	12.12	73,859
ING MAP PLUS NP19	16,356.427	12.12	198,240
ING MAP PLUS NP20	18,498.184	12.11	224,013
ING MAP PLUS NP21	65,045.784	12.11	787,704
ING MAP PLUS NP22	2,439.636	12.10	29,520
ING MAP PLUS NP23	27,319.440	12.10	330,565
ING MAP PLUS NP24	12,516.577	12.09	151,325
ING MAP PLUS NP25	5,681.968	12.08	68,638
ING MAP PLUS NP26	21,654.138	12.08	261,582
ING MAP PLUS NP27	117.977	12.07	1,424
ING MAP PLUS NP28	32,715.176	12.07	394,872
ING MAP PLUS NP29	12,480.185	12.06	150,511
ING MAP PLUS NP30	6,493.911	12.06	78,317
ING MAP PLUS NP32	3,025.261	12.05	36,454
	1,141,766.548		$ 13,889,538
ING Solution 2055 Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	5,315.148	$ 11.52	$ 61,230
Qualified XII (0.05)	36.583	11.62	425
Qualified XII (0.25)	2,761.942	11.60	32,039
Qualified XII (0.35)	45.518	11.59	528
Qualified XII (0.40)	444.424	11.59	5,151
Qualified XII (0.50)	3,216.176	11.58	37,243
Qualified XII (0.55)	2.332	11.58	27
Qualified XII (0.60)	47.981	11.57	555
Qualified XII (0.65)	3,091.739	11.57	35,771
Qualified XII (0.70)	41.304	11.56	477
Qualified XII (0.75)	48.736	11.56	563
Qualified XII (0.80)	515.584	11.56	5,960
Qualified XII (0.85)	75.382	11.55	871
Qualified XII (0.95)	2,134.094	11.55	24,649

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2055 Portfolio - Service Class (continued)
Qualified XII (1.00)	853.198	$ 11.54	$ 9,846
Qualified XII (1.05)	23.253	11.54	268
Qualified XII (1.10)	296.569	11.53	3,419
Qualified XII (1.20)	25.729	11.53	297
Qualified XII (1.25)	50.256	11.52	579
Qualified XII (1.40)	31.619	11.51	364
Qualified XII (1.50)	18.298	11.50	210
Qualified LVI	96.232	11.60	1,116
	19,172.097		$ 221,588
ING Solution 2055 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	484.251	$ 11.61	$ 5,622
ING MAP PLUS NP8	2,961.535	11.58	34,295
ING MAP PLUS NP9	1,840.504	11.58	21,313
ING MAP PLUS NP11	1.313	11.57	15
ING MAP PLUS NP12	417.427	11.57	4,830
ING MAP PLUS NP14	17.481	11.56	202
ING MAP PLUS NP15	7.771	11.55	90
ING MAP PLUS NP17	9,320.907	11.55	107,656
ING MAP PLUS NP26	34.491	11.51	397
	15,085.680		$ 174,420
ING Solution Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	50,055.187	$ 9.45	$ 473,022
Qualified XII (0.50)	138.552	9.64	1,336
Qualified XII (0.60)	5,468.986	9.61	52,557
Qualified XII (0.70)	4,075.774	9.59	39,087
Qualified XII (0.75)	11,924.508	9.58	114,237
Qualified XII (0.80)	4,701.333	9.56	44,945
Qualified XII (0.85)	2,069.979	9.55	19,768
Qualified XII (0.90)	1,237.825	9.54	11,809
Qualified XII (0.95)	7,484.339	9.53	71,326
Qualified XII (1.00)	3,097.473	9.51	29,457
Qualified XII (1.10)	120.451	9.49	1,143
Qualified XII (1.20)	265.209	9.46	2,509
Qualified XII (1.25)	9,900.978	9.45	93,564
Qualified XII (1.40)	2,672.954	9.41	25,152
Qualified XII (1.45)	3.923	9.40	37
Qualified XII (1.50)	189.463	9.39	1,779
Qualified XV	480.439	9.53	4,579
Qualified XVI	98.903	9.39	929
Qualified XXXIV	80.297	9.59	770
Qualified XLIII	8.537	9.59	82
Qualified LVI	26,551.723	9.70	257,552
	130,626.833		$ 1,245,640

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP6	0.424	$ 12.20	$ 5
ING MAP PLUS NP9	133.044	12.09	1,608
Qualified XXXV	83,610.259	11.92	996,634
	83,743.727		$ 998,247
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	427.860	$ 11.71	$ 5,010
ING Educator's Direct	5,858.491	11.82	69,247
Qualified VI	194,638.630	11.71	2,279,218
Qualified X (1.15)	25,074.833	11.77	295,131
Qualified X (1.25)	74,366.547	11.71	870,832
Qualified XII (0.00)	4,525.975	12.57	56,892
Qualified XII (0.05)	87,901.832	12.57	1,104,926
Qualified XII (0.25)	88,985.769	12.39	1,102,534
Qualified XII (0.30)	2,976.581	12.35	36,761
Qualified XII (0.35)	5,425.651	12.32	66,844
Qualified XII (0.40)	11,674.690	12.28	143,365
Qualified XII (0.50)	33,291.134	12.21	406,485
Qualified XII (0.55)	25,641.783	12.18	312,317
Qualified XII (0.60)	28,980.095	12.15	352,108
Qualified XII (0.65)	34,805.565	12.11	421,495
Qualified XII (0.70)	7,640.344	12.08	92,295
Qualified XII (0.75)	28,965.379	12.04	348,743
Qualified XII (0.80)	3,148.430	12.01	37,813
Qualified XII (0.85)	89,472.628	11.97	1,070,987
Qualified XII (0.90)	3,324.062	11.94	39,689
Qualified XII (0.95)	75,269.660	11.91	896,462
Qualified XII (1.00)	75,700.640	11.87	898,567
Qualified XII (1.05)	22,392.396	11.84	265,126
Qualified XII (1.10)	11,791.599	11.81	139,259
Qualified XII (1.15)	64.522	11.77	759
Qualified XII (1.20)	98.124	11.74	1,152
Qualified XII (1.25)	13,257.743	11.71	155,248
Qualified XII (1.40)	5,231.854	11.61	60,742
Qualified XVI	525.696	11.54	6,067
Qualified XXI	79.537	12.01	955
Qualified XXVIII	141.028	10.52	1,484
Qualified XXXIV	21,774.822	10.46	227,765
Qualified XLIII	197.753	10.46	2,068
Qualified LIV	817.277	12.15	9,930
Qualified LVI	59,049.163	12.42	733,391
	1,043,518.093		$ 12,511,667

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	18,485.115	$ 11.07	$ 204,630
ING MAP PLUS NP4	546.942	11.05	6,044
ING MAP PLUS NP6	35,516.126	11.04	392,098
ING MAP PLUS NP8	188,826.108	11.03	2,082,752
ING MAP PLUS NP9	45,213.393	11.03	498,704
ING MAP PLUS NP11	19,072.410	11.02	210,178
ING MAP PLUS NP12	18,410.642	11.01	202,701
ING MAP PLUS NP13	1,715.359	11.01	18,886
ING MAP PLUS NP14	20,985.103	11.00	230,836
ING MAP PLUS NP15	19,853.986	11.00	218,394
ING MAP PLUS NP17	17,545.560	10.99	192,826
ING MAP PLUS NP18	5,451.970	10.99	59,917
ING MAP PLUS NP19	88.712	10.98	974
ING MAP PLUS NP20	6,512.158	10.98	71,503
ING MAP PLUS NP21	32,230.314	10.97	353,567
ING MAP PLUS NP23	9,865.247	10.96	108,123
ING MAP PLUS NP24	4,327.533	10.96	47,430
ING MAP PLUS NP25	2,071.428	10.95	22,682
ING MAP PLUS NP26	2,132.639	10.95	23,352
ING MAP PLUS NP27	108.324	10.94	1,185
ING MAP PLUS NP28	7,473.741	10.94	81,763
ING MAP PLUS NP29	1,880.219	10.93	20,551
	458,313.029		$ 5,049,096
ING Solution Moderate Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	85,319.527	$ 9.96	$ 849,782
Qualified XII (0.40)	4,595.063	10.19	46,824
Qualified XII (0.50)	8,582.342	10.16	87,197
Qualified XII (0.60)	1.715	10.14	17
Qualified XII (0.65)	5,359.726	10.12	54,240
Qualified XII (0.70)	5,530.135	10.11	55,910
Qualified XII (0.75)	7,405.207	10.10	74,793
Qualified XII (0.80)	17,739.121	10.08	178,810
Qualified XII (0.85)	4,726.243	10.07	47,593
Qualified XII (0.95)	10,314.998	10.04	103,563
Qualified XII (1.00)	14,743.896	10.03	147,881
Qualified XII (1.05)	288.020	10.02	2,886
Qualified XII (1.10)	2,553.705	10.00	25,537
Qualified XII (1.15)	175.217	9.99	1,750
Qualified XII (1.20)	249.314	9.98	2,488
Qualified XII (1.25)	4,369.838	9.96	43,524
Qualified XII (1.40)	3,341.546	9.92	33,148
Qualified XII (1.50)	133.702	9.90	1,324
Qualified XV	384.662	10.04	3,862
Qualified XVI	90.705	9.90	898
Qualified LIV	0.245	10.08	2
Qualified LVI	70,827.880	10.23	724,569
	246,732.807		$ 2,486,598

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
- Adviser Class
Contracts in accumulation period:
Qualified XXXV	34,081.948	$ 13.24	$ 451,245

ING T. Rowe Price Diversified Mid Cap Growth Portfolio
- Initial Class
Currently payable annuity contracts:	159,973.910	$ 14.13	$ 2,260,431
Contracts in accumulation period:
ING Custom Choice 62	1,158.545	13.79	15,976
ING Custom Choice 65	109,531.923	15.19	1,663,790
ING MAP PLUS NP8	841.237	12.81	10,776
ING MAP PLUS NP13	360.865	12.65	4,565
ING MAP PLUS NP15	54.168	12.59	682
ING MAP PLUS NP17	1,073.780	12.52	13,444
ING MAP PLUS NP19	4,605.215	12.46	57,381
ING MAP PLUS NP25	100.333	12.27	1,231
ING MAP PLUS NP26	1,728.187	12.24	21,153
ING MAP PLUS NP28	225.861	12.18	2,751
Qualified V	1,244.507	13.66	17,000
Qualified VI	8,173,973.660	13.79	112,719,097
Qualified VIII	13,317.610	13.79	183,650
Qualified X (1.15)	532,837.476	13.87	7,390,456
Qualified X (1.25)	378,375.380	13.79	5,217,796
Qualified XII (0.00)	367.460	15.35	5,641
Qualified XII (0.05)	155,091.043	15.35	2,380,648
Qualified XII (0.10)	419.383	14.76	6,190
Qualified XII (0.20)	116,394.354	15.08	1,755,227
Qualified XII (0.25)	83,999.625	15.05	1,264,194
Qualified XII (0.30)	114,069.312	14.59	1,664,271
Qualified XII (0.35)	27,057.931	14.96	404,787
Qualified XII (0.40)	116,154.473	14.50	1,684,240
Qualified XII (0.45)	910.236	14.46	13,162
Qualified XII (0.50)	645,352.853	14.89	9,609,304
Qualified XII (0.55)	185,640.809	14.74	2,736,346
Qualified XII (0.60)	161,729.228	14.70	2,377,420
Qualified XII (0.65)	999,962.167	14.64	14,639,446
Qualified XII (0.70)	236,588.953	14.58	3,449,467
Qualified XII (0.75)	291,040.510	14.52	4,225,908
Qualified XII (0.80)	783,693.956	14.62	11,457,606
Qualified XII (0.85)	868,036.781	14.59	12,664,657
Qualified XII (0.90)	76,195.767	14.53	1,107,124
Qualified XII (0.95)	812,339.546	14.50	11,778,923
Qualified XII (1.00)	2,220,215.059	14.46	32,104,310
Qualified XII (1.05)	122,605.644	14.41	1,766,747
Qualified XII (1.10)	244,090.290	14.37	3,507,577
Qualified XII (1.15)	153,316.724	14.31	2,193,962
Qualified XII (1.20)	52,364.290	14.25	746,191
Qualified XII (1.25)	130,541.918	14.22	1,856,306

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
- Initial Class (continued)
Qualified XII (1.30)	13,518.209	$ 14.18	$ 191,688
Qualified XII (1.35)	4,518.749	13.71	61,952
Qualified XII (1.40)	47,147.126	14.42	679,862
Qualified XII (1.45)	3,409.940	13.63	46,477
Qualified XII (1.50)	9,031.854	13.59	122,743
Qualified XIII	7.508	14.04	105
Qualified XV	86,675.766	14.04	1,216,928
Qualified XVI	177,865.350	13.59	2,417,190
Qualified XVII	13,096.391	13.79	180,599
Qualified XVIII	25,571.093	13.79	352,625
Qualified XXII	95.203	14.46	1,377
Qualified XXVI	50,046.366	14.08	704,653
Qualified XXVII	4,377,592.036	14.09	61,680,272
Qualified XXVIII	781,537.113	14.11	11,027,489
Qualified XXXII	13,349.460	13.79	184,089
Qualified XXXIV	53,234.515	10.25	545,654
Qualified XXXVI	64,966.875	14.37	933,574
Qualified XXXVIII	164,713.896	10.44	1,719,613
Qualified XLIII	20,111.537	10.26	206,344
Qualified LIV	71,330.479	14.96	1,067,104
Qualified LVI	456,631.805	15.30	6,986,467
	24,412,032.240		$ 345,306,638
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
- Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	4,320.182	$ 14.80	$ 63,939
ING MAP PLUS NP8	1,351.499	14.44	19,516
ING MAP PLUS NP11	12,640.640	14.29	180,635
ING MAP PLUS NP12	10,457.572	14.24	148,916
ING MAP PLUS NP15	114.045	14.10	1,608
ING MAP PLUS NP26	37.965	13.57	515
Qualified VI	3.233	10.15	33
Qualified XII (1.00)	14,174.106	10.38	147,127
	43,099.242		$ 562,289
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	100,979.770	$ 11.83	$ 1,194,591

ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Currently payable annuity contracts:	87,272.015	$9.59 to $16.13	$ 1,263,435
Contracts in accumulation period:
ING Custom Choice 62	3,313.632	13.22	43,806
ING Custom Choice 65	8,507.532	13.47	114,596
Qualified V	1,773.372	24.09	42,721
Qualified VI	2,496,048.240	24.18	60,354,446

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class (continued)
Qualified VIII	1,573.984	$ 24.66	$ 38,814
Qualified X (1.15)	152,579.641	27.51	4,197,466
Qualified X (1.25)	164,373.266	27.09	4,452,872
Qualified XII (0.00)	2,369.524	17.17	40,685
Qualified XII (0.05)	24,223.115	27.24	659,838
Qualified XII (0.10)	165.407	16.95	2,804
Qualified XII (0.20)	84,377.593	16.74	1,412,481
Qualified XII (0.25)	203,596.744	16.63	3,385,814
Qualified XII (0.30)	97,602.567	16.53	1,613,370
Qualified XII (0.35)	7,023.547	16.43	115,397
Qualified XII (0.40)	95,419.654	24.89	2,374,995
Qualified XII (0.45)	319.154	16.22	5,177
Qualified XII (0.50)	535,380.665	16.84	9,015,810
Qualified XII (0.55)	107,872.483	16.02	1,728,117
Qualified XII (0.60)	724,950.482	15.92	11,541,212
Qualified XII (0.65)	393,800.160	15.81	6,225,981
Qualified XII (0.70)	155,494.315	15.72	2,444,371
Qualified XII (0.75)	174,503.283	15.62	2,725,741
Qualified XII (0.80)	290,429.790	17.09	4,963,445
Qualified XII (0.85)	469,522.326	23.62	11,090,117
Qualified XII (0.90)	19,135.530	16.39	313,631
Qualified XII (0.95)	386,349.125	23.28	8,994,208
Qualified XII (1.00)	750,958.393	23.11	17,354,648
Qualified XII (1.05)	42,294.698	22.94	970,240
Qualified XII (1.10)	86,344.366	22.77	1,966,061
Qualified XII (1.15)	65,974.630	22.61	1,491,686
Qualified XII (1.20)	11,722.669	22.44	263,057
Qualified XII (1.25)	82,768.601	22.28	1,844,084
Qualified XII (1.30)	6,464.317	22.12	142,991
Qualified XII (1.35)	71.949	21.95	1,579
Qualified XII (1.40)	12,153.990	21.79	264,835
Qualified XII (1.45)	1,867.159	21.64	40,405
Qualified XII (1.50)	1,124.743	21.48	24,159
Qualified XIII	205.126	25.27	5,184
Qualified XV	5,064.710	25.22	127,732
Qualified XVI	81,313.359	23.37	1,900,293
Qualified XVII	3,231.146	24.18	78,129
Qualified XVIII	6,963.517	27.09	188,642
Qualified XXI	38,544.164	25.67	989,429
Qualified XXII	51.382	26.46	1,360
Qualified XXVI	10,009.073	25.06	250,827
Qualified XXVII	1,144,277.932	28.62	32,749,234
Qualified XXVIII	691,823.710	28.56	19,758,485
Qualified XXXII	6,388.500	13.35	85,286
Qualified XXXIII (0.65)	15,652.645	13.89	217,415
Qualified XXXIV	30,394.291	9.27	281,755

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class (continued)
Qualified XXXVI	13,480.876	$ 14.02	$ 189,002
Qualified XXXVIII	76,053.507	9.44	717,945
Qualified XLIII	5,206.343	9.27	48,263
Qualified LIV	54,179.175	13.27	718,958
Qualified LVI	117,656.460	13.56	1,595,422
	10,050,218.577		$ 223,428,456
ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP1	11,335.798	$ 13.55	$ 153,600
ING MAP PLUS NP4	3,613.638	13.41	48,459
ING MAP PLUS NP9	2,788.590	13.18	36,754
ING MAP PLUS NP10	15,537.386	13.13	204,006
ING MAP PLUS NP11	50,502.520	13.09	661,078
ING MAP PLUS NP13	405.021	13.00	5,265
ING MAP PLUS NP14	8,719.293	12.95	112,915
ING MAP PLUS NP15	2,195.813	12.91	28,348
ING MAP PLUS NP16	190.656	12.86	2,452
ING MAP PLUS NP17	6,876.675	12.82	88,159
ING MAP PLUS NP18	1,874.664	12.77	23,939
ING MAP PLUS NP19	2,055.994	12.73	26,173
ING MAP PLUS NP22	786.754	12.60	9,913
ING MAP PLUS NP23	1,582.747	12.56	19,879
ING MAP PLUS NP25	4,094.545	12.47	51,059
ING MAP PLUS NP26	5,918.337	12.43	73,565
ING MAP PLUS NP27	2,179.150	12.38	26,978
ING MAP PLUS NP28	71.178	12.34	878
ING MAP PLUS NP32	91.645	12.17	1,115
Qualified XII (1.00)	31,082.756	14.40	447,592
	151,903.160		$ 2,022,127
ING Templeton Foreign Equity Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	36,409.715	$ 8.91	$ 324,411

ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts:	302,888.691	$8.7 to $8.83	$ 2,672,540
Contracts in accumulation period:
ING Custom Choice 62	1,695.101	8.82	14,951
ING Custom Choice 65	13,064.301	9.03	117,971
Qualified V	1,854.227	8.78	16,280
Qualified VI	2,509,168.721	8.82	22,130,868
Qualified VIII	25,221.916	8.82	222,457
Qualified X (1.15)	295,861.186	8.84	2,615,413
Qualified X (1.25)	178,999.795	8.82	1,578,778
Qualified XII (0.00)	2,865.440	9.13	26,161
Qualified XII (0.05)	41,508.769	9.13	378,975

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value		Extended Value
ING Templeton Foreign Equity Portfolio - Initial
Class (continued)
Qualified XII (0.10)	258.589	$ 9.10		$ 2,353
Qualified XII (0.20)	47,028.807		9.08	427,022
Qualified XII (0.25)	12,754.320		9.06	115,554
Qualified XII (0.30)	59,000.239		9.05	533,952
Qualified XII (0.35)	4,687.324		9.04	42,373
Qualified XII (0.40)	29,021.392		9.03	262,063
Qualified XII (0.45)	67.967		9.01	612
Qualified XII (0.50)	229,589.547		9.00	2,066,306
Qualified XII (0.55)	74,126.403		8.99	666,396
Qualified XII (0.60)	27,588.667		8.98	247,746
Qualified XII (0.65)	754,143.145		8.96	6,757,123
Qualified XII (0.70)	199,699.108		8.95	1,787,307
Qualified XII (0.75)	122,762.568		8.94	1,097,497
Qualified XII (0.80)	315,546.760		8.93	2,817,833
Qualified XII (0.85)	521,249.136		8.92	4,649,542
Qualified XII (0.90)	33,476.082		8.90	297,937
Qualified XII (0.95)	295,684.084		8.89	2,628,632
Qualified XII (1.00)	1,081,565.828		8.88	9,604,305
Qualified XII (1.05)	35,558.200		8.87	315,401
Qualified XII (1.10)	62,075.809		8.85	549,371
Qualified XII (1.15)	46,788.204		8.84	413,608
Qualified XII (1.20)	4,985.140		8.83	44,019
Qualified XII (1.25)	50,770.658		8.82	447,797
Qualified XII (1.30)	1,767.066		8.81	15,568
Qualified XII (1.40)	14,247.792		8.78	125,096
Qualified XII (1.45)	2,433.316		8.77	21,340
Qualified XII (1.50)	2,131.200		8.76	18,669
Qualified XV	33,040.278		8.89	293,728
Qualified XVI	65,085.890		8.76	570,152
Qualified XVII	228.664		8.82	2,017
Qualified XVIII	11,137.253		8.82	98,231
Qualified XXVI	915.445		8.90	8,147
Qualified XXVII	2,639,053.209		8.81	23,250,059
Qualified XXVIII	537,020.273		8.82	4,736,519
Qualified XXXII	44,095.661		8.82	388,924
Qualified XXXIII (0.65)	285.887		8.96	2,562
Qualified XXXIV	747.834		8.96	6,701
Qualified XXXVI	21,656.565		8.99	194,693
Qualified XXXVIII	67,136.562		9.13	612,957
Qualified LIV	17,514.160		8.93	156,401
Qualified LVI	36,538.556		9.06	331,039
	10,876,591.735			$ 96,381,946

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	3,435.645	$ 11.04	$ 37,930
ING MAP PLUS NP12	406.100	10.76	4,370
ING MAP PLUS NP23	880.169	10.49	9,233
ING MAP PLUS NP25	2,480.044	10.44	25,892
ING MAP PLUS NP26	21.193	10.41	221
ING MAP PLUS NP29	883.808	10.34	9,139
ING MAP PLUS NP30	73.870	10.32	762
Qualified XII (0.95)	2.121	10.56	22
	8,182.950		$ 87,569
ING Thornburg Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	32,091.285	$ 11.94	$ 383,170

ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	62,541.018	$7.02 to $27.38	$ 936,252
Contracts in accumulation period:
ING Custom Choice 62	1,272.798	13.14	16,725
ING Custom Choice 65	5,841.196	12.90	75,351
Qualified V	1,329.554	26.75	35,566
Qualified VI	748,041.421	27.38	20,481,374
Qualified VIII	2,403.447	23.51	56,505
Qualified X (1.15)	48,025.655	12.05	578,709
Qualified X (1.25)	94,957.119	11.90	1,129,990
Qualified XII (0.00)	22.852	14.10	322
Qualified XII (0.05)	10,093.741	30.84	311,291
Qualified XII (0.10)	1.828	13.92	25
Qualified XII (0.20)	37,653.510	13.75	517,736
Qualified XII (0.25)	21,584.373	13.66	294,843
Qualified XII (0.30)	37,049.727	13.57	502,765
Qualified XII (0.35)	2,313.036	13.49	31,203
Qualified XII (0.40)	12,525.882	19.68	246,509
Qualified XII (0.45)	3.911	13.32	52
Qualified XII (0.50)	62,046.041	14.04	871,126
Qualified XII (0.55)	60,232.262	13.15	792,054
Qualified XII (0.60)	14,718.551	13.07	192,371
Qualified XII (0.65)	187,326.502	12.99	2,433,371
Qualified XII (0.70)	48,363.668	12.91	624,375
Qualified XII (0.75)	111,729.695	12.83	1,433,492
Qualified XII (0.80)	115,287.098	14.43	1,663,593
Qualified XII (0.85)	231,815.405	18.68	4,330,312
Qualified XII (0.90)	12,183.338	13.78	167,886
Qualified XII (0.95)	119,985.602	18.41	2,208,935
Qualified XII (1.00)	612,101.769	18.28	11,189,220
Qualified XII (1.05)	27,364.518	18.14	496,392
Qualified XII (1.10)	35,372.830	18.01	637,065

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class (continued)
Qualified XII (1.15)	16,641.390	$ 17.88	$ 297,548
Qualified XII (1.20)	8,854.779	17.75	157,172
Qualified XII (1.25)	27,179.217	17.62	478,898
Qualified XII (1.30)	1,117.431	17.49	19,544
Qualified XII (1.40)	8,700.626	17.24	149,999
Qualified XII (1.45)	580.705	17.11	9,936
Qualified XII (1.50)	478.750	16.99	8,134
Qualified XV	13,316.297	28.55	380,180
Qualified XVI	19,312.885	26.45	510,826
Qualified XVIII	3,956.175	11.90	47,078
Qualified XXVI	1,863.381	28.37	52,864
Qualified XXVII	848,241.376	34.13	28,950,478
Qualified XXVIII	258,894.512	34.07	8,820,536
Qualified XXXII	2,174.370	13.23	28,767
Qualified XXXIV	29,576.854	9.09	268,854
Qualified XXXVI	5,868.857	11.72	68,783
Qualified XXXVIII	34,690.442	9.25	320,887
Qualified XLIII	386.977	9.09	3,518
Qualified LIV	20,641.160	12.71	262,349
Qualified LVI	25,041.229	13.00	325,536
	4,051,705.760		$ 93,417,297
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	7,595.050	$ 9.91	$ 75,267

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Currently payable annuity contracts:	42,939.902	$11.44 to $12.73	$ 534,977
Contracts in accumulation period:
ING Custom Choice 62	802.750	12.12	9,729
ING Custom Choice 65	7,531.200	11.57	87,136
Qualified V	1,613.539	16.14	26,043
Qualified VI	1,876,826.014	16.61	31,174,080
Qualified VII	25,397.674	14.11	358,361
Qualified VIII	5,880.687	14.00	82,330
Qualified IX	2,537.923	14.23	36,115
Qualified X (1.15)	66,096.646	16.90	1,117,033
Qualified X (1.25)	150,185.856	16.61	2,494,587
Qualified XII (0.00)	96.116	12.22	1,175
Qualified XII (0.05)	15,051.029	18.72	281,755
Qualified XII (0.10)	106.152	12.07	1,281
Qualified XII (0.20)	37,523.929	11.91	446,910
Qualified XII (0.25)	26,291.722	11.84	311,294
Qualified XII (0.30)	45,093.215	11.76	530,296
Qualified XII (0.35)	6,249.130	11.69	73,052
Qualified XII (0.40)	5,836.059	11.68	68,165
Qualified XII (0.45)	676.721	11.54	7,809

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class (continued)
Qualified XII (0.50)	110,905.418	$ 12.07	$ 1,338,628
Qualified XII (0.55)	54,941.545	11.40	626,334
Qualified XII (0.60)	31,266.682	11.33	354,252
Qualified XII (0.65)	154,072.306	11.26	1,734,854
Qualified XII (0.70)	69,470.428	11.19	777,374
Qualified XII (0.75)	106,652.846	11.12	1,185,980
Qualified XII (0.80)	193,916.118	12.23	2,371,594
Qualified XII (0.85)	378,086.710	11.09	4,192,982
Qualified XII (0.90)	11,193.406	11.76	131,634
Qualified XII (0.95)	267,839.124	10.93	2,927,482
Qualified XII (1.00)	367,436.493	10.85	3,986,686
Qualified XII (1.05)	17,404.104	10.77	187,442
Qualified XII (1.10)	27,771.681	10.69	296,879
Qualified XII (1.15)	50,722.435	10.61	538,165
Qualified XII (1.20)	3,803.937	10.54	40,094
Qualified XII (1.25)	29,650.893	10.46	310,148
Qualified XII (1.35)	43.729	10.31	451
Qualified XII (1.40)	16,520.562	10.23	169,005
Qualified XII (1.45)	1,518.740	10.16	15,430
Qualified XII (1.50)	198.158	10.08	1,997
Qualified XIII	446.012	17.36	7,743
Qualified XV	14,810.755	17.33	256,670
Qualified XVI	53,063.509	16.05	851,669
Qualified XVII	23,020.447	16.61	382,370
Qualified XVIII	8,848.241	16.61	146,969
Qualified XIX	10,063.076	10.97	110,392
Qualified XX	1,220.947	14.40	17,582
Qualified XXVI	2,935.347	17.22	50,547
Qualified XXVII	619,704.932	16.16	10,014,432
Qualified XXVIII	237,854.061	16.14	3,838,965
Qualified XXX	28,575.320	14.05	401,483
Qualified XXXII	46,811.780	12.40	580,466
Qualified XXXIV	16,398.479	8.44	138,403
Qualified XXXVI	26,477.909	11.66	308,732
Qualified XXXVIII	54,881.094	8.60	471,977
Qualified XLIII	259.999	8.45	2,197
Qualified LIV	28,157.109	11.40	320,991
Qualified LVI	113,558.784	11.66	1,324,095
	5,497,239.380		$ 78,055,222
ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (1.00)	1,688.920	$ 9.55	$ 16,129

ING Van Kampen Comstock Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	28,540.474	$ 10.74	$ 306,525

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service Class
Currently payable annuity contracts:	107,024.888	$11.23 to $12.73	$ 1,360,369
Contracts in accumulation period:
ING Custom Choice 62	5,358.202	11.85	63,495
ING Custom Choice 65	4,346.760	11.19	48,640
ING MAP PLUS NP4	13,818.824	12.36	170,801
ING MAP PLUS NP9	33,910.633	12.15	412,014
ING MAP PLUS NP10	6,152.736	12.11	74,510
ING MAP PLUS NP11	25,942.840	12.07	313,130
ING MAP PLUS NP13	1,506.522	11.98	18,048
ING MAP PLUS NP14	48.963	11.94	585
ING MAP PLUS NP15	10,209.012	11.90	121,487
ING MAP PLUS NP17	13,633.398	11.82	161,147
ING MAP PLUS NP18	6.757	11.78	80
ING MAP PLUS NP19	7,542.731	11.74	88,552
ING MAP PLUS NP20	209.097	11.70	2,446
ING MAP PLUS NP21	12,322.866	11.66	143,685
ING MAP PLUS NP24	439.581	11.54	5,073
ING MAP PLUS NP25	7.273	11.50	84
ING MAP PLUS NP26	675.147	11.46	7,737
ING MAP PLUS NP27	746.100	11.42	8,520
ING MAP PLUS NP28	77.736	11.38	885
ING MAP PLUS NP29	818.050	11.34	9,277
Qualified V	232.731	12.36	2,877
Qualified VI	964,021.144	12.53	12,079,185
Qualified X (1.15)	36,606.896	12.64	462,711
Qualified X (1.25)	162,806.755	12.53	2,039,969
Qualified XII (0.00)	243.790	13.97	3,406
Qualified XII (0.10)	132.388	13.85	1,834
Qualified XII (0.25)	5,181.911	13.67	70,837
Qualified XII (0.30)	17,067.088	13.61	232,283
Qualified XII (0.35)	475.710	13.55	6,446
Qualified XII (0.40)	12,904.612	13.49	174,083
Qualified XII (0.50)	128,059.537	13.37	1,712,156
Qualified XII (0.55)	32,140.902	13.31	427,795
Qualified XII (0.60)	13,652.460	13.26	181,032
Qualified XII (0.65)	208,756.890	13.20	2,755,591
Qualified XII (0.70)	21,504.615	13.14	282,571
Qualified XII (0.75)	197,946.688	13.09	2,591,122
Qualified XII (0.80)	73,376.271	13.03	956,093
Qualified XII (0.85)	174,898.348	12.97	2,268,432
Qualified XII (0.90)	51,408.660	12.92	664,200
Qualified XII (0.95)	129,080.923	12.86	1,659,981
Qualified XII (1.00)	502,699.202	12.80	6,434,550
Qualified XII (1.05)	15,854.147	12.75	202,140
Qualified XII (1.10)	35,135.562	12.69	445,870
Qualified XII (1.15)	19,493.948	12.64	246,404

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service
Class (continued)
Qualified XII (1.20)	5,892.365	$ 12.58	$ 74,126
Qualified XII (1.25)	60,864.496	12.53	762,632
Qualified XII (1.30)	165.929	12.47	2,069
Qualified XII (1.35)	484.022	12.42	6,012
Qualified XII (1.40)	3,607.906	12.37	44,630
Qualified XII (1.45)	2,849.647	12.31	35,079
Qualified XV	1,502.460	12.86	19,322
Qualified XVI	28,294.516	12.26	346,891
Qualified XVII	1,227.690	12.53	15,383
Qualified XVIII	2,318.021	12.80	29,671
Qualified XXVI	1,319.218	12.92	17,044
Qualified XXVII	728,859.769	14.95	10,896,454
Qualified XXXII	3,894.738	12.32	47,983
Qualified XXXIII (0.65)	18,998.720	13.41	254,773
Qualified XXXIV	962.752	8.79	8,463
Qualified XXXVIII	45,383.374	8.96	406,635
Qualified XLIII	2,210.525	8.80	19,453
Qualified LIV	44,283.613	11.02	488,005
Qualified LVI	14,356.918	11.27	161,802
	4,015,955.973		$ 52,548,560
ING Van Kampen Equity and Income Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	43,474.820	$ 12.03	$ 523,002

ING Van Kampen Equity and Income Portfolio - Initial
Class
Currently payable annuity contracts:	320,953.611	$11.9 to $12.61	$ 4,040,657
Contracts in accumulation period:
ING Custom Choice 65	12,350.584	13.23	163,398
Qualified V	3,134.548	12.25	38,398
Qualified VI	6,290,892.816	12.37	77,818,344
Qualified VIII	8,583.104	12.36	106,087
Qualified X (1.15)	463,140.112	12.44	5,761,463
Qualified X (1.25)	529,145.209	12.37	6,545,526
Qualified XII (0.00)	79,129.452	13.31	1,053,213
Qualified XII (0.05)	105,836.549	13.81	1,461,603
Qualified XII (0.10)	607.389	13.23	8,036
Qualified XII (0.20)	229,146.197	13.58	3,111,805
Qualified XII (0.25)	159,124.068	13.55	2,156,131
Qualified XII (0.30)	842,148.255	13.08	11,015,299
Qualified XII (0.35)	12,300.212	13.47	165,684
Qualified XII (0.40)	64,320.547	13.41	862,539
Qualified XII (0.45)	131.370	12.96	1,703
Qualified XII (0.50)	610,510.796	13.40	8,180,845
Qualified XII (0.55)	170,068.107	13.27	2,256,804

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Initial
Class (continued)
Qualified XII (0.60)	119,183.133	$ 13.23	$ 1,576,793
Qualified XII (0.65)	1,122,958.765	13.18	14,800,597
Qualified XII (0.70)	233,613.243	13.12	3,065,006
Qualified XII (0.75)	467,086.445	13.07	6,104,820
Qualified XII (0.80)	684,091.214	13.16	9,002,640
Qualified XII (0.85)	709,621.625	13.13	9,317,332
Qualified XII (0.90)	55,501.489	13.08	725,959
Qualified XII (0.95)	891,748.022	13.05	11,637,312
Qualified XII (1.00)	2,253,032.709	13.01	29,311,956
Qualified XII (1.05)	232,318.557	12.97	3,013,172
Qualified XII (1.10)	268,368.298	12.93	3,470,002
Qualified XII (1.15)	121,148.029	12.88	1,560,387
Qualified XII (1.20)	72,942.602	12.82	935,124
Qualified XII (1.25)	277,623.325	12.80	3,553,579
Qualified XII (1.30)	16,294.480	12.76	207,918
Qualified XII (1.35)	2,066.115	12.30	25,413
Qualified XII (1.40)	31,084.182	12.98	403,473
Qualified XII (1.45)	9,819.914	12.22	119,999
Qualified XII (1.50)	4,626.094	12.19	56,392
Qualified XV	17,902.546	12.59	225,393
Qualified XVI	153,796.247	12.19	1,874,776
Qualified XVIII	19,805.606	12.37	244,995
Qualified XXI	198,460.345	12.70	2,520,446
Qualified XXVI	12,141.139	12.63	153,343
Qualified XXVII	1,236,752.048	12.57	15,545,973
Qualified XXXII	13,886.542	12.37	171,777
Qualified XXXIII (0.65)	35,178.613	12.81	450,638
Qualified XXXIV	65,558.775	10.15	665,422
Qualified XXXVI	30,282.624	12.89	390,343
Qualified XXXVIII	90,749.519	10.34	938,350
Qualified XLIII	6,363.110	10.16	64,649
Qualified LIV	68,422.178	13.03	891,541
Qualified LVI	147,710.233	13.32	1,967,500
	19,571,660.692		$ 249,740,555
ING Van Kampen Equity and Income Portfolio - Service
Class
Contracts in accumulation period:
Qualified VI	0.038	$ 39.32	$ 2
Qualified XII (1.00)	5,324.990	40.23	214,224
	5,325.028		$ 214,226

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Core Equity Research Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	6,175.359	$ 15.29	$ 94,421
ING MAP PLUS NP11	17.101	15.26	261
ING MAP PLUS NP17	732.388	15.17	11,110
ING MAP PLUS NP18	489.956	15.16	7,428
ING MAP PLUS NP19	107.804	15.14	1,632
ING MAP PLUS NP21	860.139	15.11	12,997
ING MAP PLUS NP23	168.222	15.08	2,537
ING MAP PLUS NP25	1,782.519	15.05	26,827
ING MAP PLUS NP26	1,152.464	15.04	17,333
ING MAP PLUS NP28	993.073	15.01	14,906
ING MAP PLUS NP29	693.205	14.99	10,391
	13,172.230		$ 199,843
ING Strategic Allocation Conservative Portfolio - Class I
Currently payable annuity contracts:	88,411.708	$11.64 to $18.79	$ 1,106,931
Contracts in accumulation period:
ING Custom Choice 62	2,102.996	12.01	25,257
ING Custom Choice 65	326.013	11.89	3,876
ING MAP PLUS NP1	11,970.010	12.53	149,984
ING MAP PLUS NP4	2,855.427	12.40	35,407
ING MAP PLUS NP6	12,849.534	12.31	158,178
ING MAP PLUS NP9	6,201.396	12.19	75,595
ING MAP PLUS NP10	2,870.428	12.14	34,847
ING MAP PLUS NP11	30,227.712	12.10	365,755
ING MAP PLUS NP12	15,673.784	12.06	189,026
ING MAP PLUS NP13	2,679.116	12.02	32,203
ING MAP PLUS NP14	754.857	11.98	9,043
ING MAP PLUS NP15	38,428.888	11.94	458,841
ING MAP PLUS NP16	4,824.519	11.90	57,412
ING MAP PLUS NP17	7,874.405	11.85	93,312
ING MAP PLUS NP18	9.469	11.81	112
ING MAP PLUS NP19	10,495.413	11.77	123,531
ING MAP PLUS NP20	1,284.241	11.73	15,064
ING MAP PLUS NP21	17,735.224	11.69	207,325
ING MAP PLUS NP22	6,431.402	11.65	74,926
ING MAP PLUS NP23	4,114.320	11.61	47,767
ING MAP PLUS NP25	30,261.985	11.53	348,921
ING MAP PLUS NP26	4,565.939	11.49	52,463
ING MAP PLUS NP30	2,043.375	11.33	23,151
Qualified V	269.883	18.34	4,950
Qualified VI	355,571.712	18.79	6,681,192
Qualified X (1.15)	42,456.689	19.17	813,895
Qualified X (1.25)	36,538.033	18.87	689,473
Qualified XII (0.00)	795.816	15.48	12,319
Qualified XII (0.05)	7,881.139	21.17	166,844
Qualified XII (0.10)	8.966	15.28	137

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Conservative Portfolio - Class I
(continued)
Qualified XII (0.25)	2,171.105	$ 15.00	$ 32,567
Qualified XII (0.30)	32,301.080	14.90	481,286
Qualified XII (0.35)	220.457	14.81	3,265
Qualified XII (0.40)	26,832.895	19.15	513,850
Qualified XII (0.45)	20.574	14.62	301
Qualified XII (0.50)	142,906.782	14.85	2,122,166
Qualified XII (0.55)	10,139.233	14.44	146,411
Qualified XII (0.60)	9,720.185	14.35	139,485
Qualified XII (0.65)	13,344.196	14.26	190,288
Qualified XII (0.70)	22,439.035	14.17	317,961
Qualified XII (0.75)	88,433.790	14.08	1,245,148
Qualified XII (0.80)	43,932.329	14.51	637,458
Qualified XII (0.85)	57,598.773	18.18	1,047,146
Qualified XII (0.90)	6,872.068	14.24	97,858
Qualified XII (0.95)	75,341.627	17.91	1,349,369
Qualified XII (1.00)	213,346.804	17.78	3,793,306
Qualified XII (1.05)	17,769.852	17.65	313,638
Qualified XII (1.10)	37,455.169	17.52	656,215
Qualified XII (1.15)	22,239.687	17.40	386,971
Qualified XII (1.20)	4,774.881	17.27	82,462
Qualified XII (1.25)	36,531.103	17.14	626,143
Qualified XII (1.30)	522.447	17.02	8,892
Qualified XII (1.40)	16,092.238	16.77	269,867
Qualified XII (1.45)	1,891.968	16.65	31,501
Qualified XII (1.50)	227.984	16.53	3,769
Qualified XV	1,460.386	19.60	28,624
Qualified XVI	13,429.691	18.16	243,883
Qualified XVII	11,512.605	19.71	226,913
Qualified XVIII	26,236.901	19.79	519,228
Qualified XXVI	895.639	19.78	17,716
Qualified XXVII	77,256.297	19.28	1,489,501
Qualified XXVIII	21,017.091	19.25	404,579
Qualified XXXII	1,717.077	11.99	20,588
Qualified XXXIII (0.65)	7,205.128	13.16	94,819
Qualified XXXIV	5,922.821	9.82	58,162
Qualified XXXVI	8,801.924	13.29	116,978
Qualified XXXVIII	2,188.744	10.01	21,909
Qualified LIV	6,830.070	11.72	80,048
Qualified LVI	60,381.636	11.99	723,976
	1,876,496.671		$ 30,601,984

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	53,768.449	$9.91 to $12.94	$ 661,816
Contracts in accumulation period:
ING Custom Choice 65	5,303.918	11.65	61,791
ING MAP PLUS NP1	18,031.179	12.42	223,947
ING MAP PLUS NP4	66,202.582	12.29	813,630
ING MAP PLUS NP6	14,153.193	12.21	172,810
ING MAP PLUS NP9	12,323.565	12.08	148,869
ING MAP PLUS NP10	2,001.453	12.04	24,097
ING MAP PLUS NP11	35,797.424	12.00	429,569
ING MAP PLUS NP12	27,141.641	11.96	324,614
ING MAP PLUS NP13	269.052	11.92	3,207
ING MAP PLUS NP14	1,751.537	11.88	20,808
ING MAP PLUS NP15	57,450.405	11.83	679,638
ING MAP PLUS NP16	1,057.722	11.79	12,471
ING MAP PLUS NP17	37,225.915	11.75	437,404
ING MAP PLUS NP18	294.328	11.71	3,447
ING MAP PLUS NP19	9,849.153	11.67	114,940
ING MAP PLUS NP20	11,324.420	11.63	131,703
ING MAP PLUS NP21	34,751.790	11.59	402,773
ING MAP PLUS NP22	1,305.326	11.55	15,077
ING MAP PLUS NP23	747.218	11.51	8,600
ING MAP PLUS NP25	18,569.840	11.43	212,253
ING MAP PLUS NP26	2,235.597	11.39	25,463
ING MAP PLUS NP28	0.777	11.32	9
ING MAP PLUS NP29	0.551	11.28	6
ING MAP PLUS NP30	1,709.171	11.24	19,211
Qualified V	1,361.158	18.41	25,059
Qualified VI	1,175,202.841	18.86	22,164,326
Qualified VIII	8.584	18.84	162
Qualified X (1.15)	92,843.244	19.70	1,829,012
Qualified X (1.25)	61,445.074	19.40	1,192,034
Qualified XII (0.00)	3,167.492	13.17	41,716
Qualified XII (0.05)	6,798.505	21.25	144,468
Qualified XII (0.20)	371.569	12.84	4,771
Qualified XII (0.25)	3,362.553	12.76	42,906
Qualified XII (0.30)	36,876.864	12.68	467,599
Qualified XII (0.35)	1,090.002	12.60	13,734
Qualified XII (0.40)	15,293.917	18.52	283,243
Qualified XII (0.50)	349,911.465	12.80	4,478,867
Qualified XII (0.55)	76,325.056	12.29	938,035
Qualified XII (0.60)	34,093.399	12.21	416,280
Qualified XII (0.65)	72,963.982	12.13	885,053
Qualified XII (0.70)	66,108.930	12.06	797,274
Qualified XII (0.75)	157,736.657	11.98	1,889,685
Qualified XII (0.80)	74,677.335	12.66	945,415
Qualified XII (0.85)	169,435.166	17.58	2,978,670

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Growth Portfolio - Class I
(continued)
Qualified XII (0.90)	24,486.658	$ 12.33	$ 301,920
Qualified XII (0.95)	149,983.997	17.33	2,599,223
Qualified XII (1.00)	364,440.027	17.20	6,268,368
Qualified XII (1.05)	61,003.345	17.08	1,041,937
Qualified XII (1.10)	65,277.414	16.95	1,106,452
Qualified XII (1.15)	53,867.074	16.83	906,583
Qualified XII (1.20)	9,427.340	16.70	157,437
Qualified XII (1.25)	53,890.826	16.58	893,510
Qualified XII (1.30)	49.987	16.46	823
Qualified XII (1.40)	19,501.136	16.22	316,308
Qualified XII (1.45)	1,167.188	16.10	18,792
Qualified XII (1.50)	1,654.880	15.99	26,462
Qualified XIII	330.775	19.71	6,520
Qualified XV	4,565.810	19.68	89,855
Qualified XVI	32,169.519	18.23	586,450
Qualified XVIII	2,490.920	20.34	50,665
Qualified XXII	1,446.319	20.64	29,852
Qualified XXVI	86.677	19.85	1,721
Qualified XXVII	162,335.561	19.36	3,142,816
Qualified XXVIII	112,219.393	19.32	2,168,079
Qualified XXXII	5,808.955	12.10	70,288
Qualified XXXIII (0.65)	5,423.931	12.67	68,721
Qualified XXXIV	26,434.969	8.78	232,099
Qualified XXXVI	9,032.855	12.80	115,621
Qualified XXXVIII	18,817.160	8.95	168,414
Qualified XLIII	112.811	8.79	992
Qualified LIV	19,979.844	11.48	229,369
Qualified LVI	38,078.561	11.75	447,423
	4,056,423.931		$ 65,533,162
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	90,420.487	$10.69 to $13.23	$ 1,115,811
Contracts in accumulation period:
ING Custom Choice 65	919.690	11.76	10,816
ING MAP PLUS NP1	12,441.429	12.48	155,269
ING MAP PLUS NP4	13,263.914	12.35	163,809
ING MAP PLUS NP6	35,842.807	12.26	439,433
ING MAP PLUS NP9	19,794.713	12.14	240,308
ING MAP PLUS NP10	1,167.203	12.09	14,111
ING MAP PLUS NP11	39,860.108	12.05	480,314
ING MAP PLUS NP12	109,460.985	12.01	1,314,626
ING MAP PLUS NP13	1,409.117	11.97	16,867
ING MAP PLUS NP14	3,800.172	11.93	45,336
ING MAP PLUS NP15	59,380.046	11.89	706,029
ING MAP PLUS NP16	3,231.906	11.85	38,298
ING MAP PLUS NP17	61,440.504	11.81	725,612
ING MAP PLUS NP18	633.100	11.76	7,445

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
(continued)
ING MAP PLUS NP19	17,626.270	$ 11.72	$ 206,580
ING MAP PLUS NP20	6,742.691	11.68	78,755
ING MAP PLUS NP21	15,703.367	11.64	182,787
ING MAP PLUS NP22	6,854.610	11.60	79,513
ING MAP PLUS NP23	6,385.091	11.56	73,812
ING MAP PLUS NP25	16,712.152	11.48	191,856
ING MAP PLUS NP26	23,576.805	11.44	269,719
ING MAP PLUS NP30	5,569.564	11.29	62,880
Qualified V	1,181.135	18.14	21,426
Qualified VI	959,015.977	18.59	17,828,107
Qualified VIII	365.458	18.57	6,787
Qualified X (1.15)	50,996.042	19.33	985,753
Qualified X (1.25)	61,830.569	19.03	1,176,636
Qualified XII (0.00)	2,177.314	14.04	30,569
Qualified XII (0.05)	3,574.737	20.95	74,891
Qualified XII (0.20)	154.586	13.69	2,116
Qualified XII (0.25)	11,931.011	13.60	162,262
Qualified XII (0.30)	31,739.379	13.52	429,116
Qualified XII (0.35)	2,398.193	13.43	32,208
Qualified XII (0.40)	49,962.862	18.56	927,311
Qualified XII (0.45)	33.529	13.27	445
Qualified XII (0.50)	344,429.366	13.57	4,673,906
Qualified XII (0.55)	275,952.548	13.10	3,614,978
Qualified XII (0.60)	21,475.144	13.02	279,606
Qualified XII (0.65)	103,271.894	12.93	1,335,306
Qualified XII (0.70)	57,252.594	12.85	735,696
Qualified XII (0.75)	200,997.158	12.77	2,566,734
Qualified XII (0.80)	85,766.803	13.38	1,147,560
Qualified XII (0.85)	91,533.883	17.62	1,612,827
Qualified XII (0.90)	15,937.772	13.05	207,988
Qualified XII (0.95)	183,253.715	17.36	3,181,284
Qualified XII (1.00)	230,541.124	17.23	3,972,224
Qualified XII (1.05)	35,683.466	17.11	610,544
Qualified XII (1.10)	83,120.143	16.98	1,411,380
Qualified XII (1.15)	59,499.899	16.86	1,003,168
Qualified XII (1.20)	14,387.633	16.74	240,849
Qualified XII (1.25)	83,733.833	16.61	1,390,819
Qualified XII (1.30)	367.690	16.49	6,063
Qualified XII (1.40)	21,537.978	16.25	349,992
Qualified XII (1.45)	790.741	16.13	12,755
Qualified XII (1.50)	1,232.127	16.02	19,739
Qualified XIII	288.668	19.43	5,609
Qualified XV	3,768.504	19.39	73,071
Qualified XVI	19,330.735	17.97	347,373
Qualified XVIII	3,238.586	19.96	64,642
Qualified XXII	509.121	20.34	10,356

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
(continued)
Qualified XXVII	123,450.814	$ 19.08	$ 2,355,442
Qualified XXVIII	55,425.205	19.04	1,055,296
Qualified XXXII	1,783.695	12.05	21,494
Qualified XXXIII (0.65)	2,283.097	12.90	29,452
Qualified XXXIV	18,945.893	9.26	175,439
Qualified XXXVI	5,119.718	13.03	66,710
Qualified XXXVIII	13,918.985	9.43	131,256
Qualified LIV	7,994.983	11.60	92,742
Qualified LVI	33,756.508	11.87	400,690
	3,928,177.546		$ 61,500,603
ING Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified XXXV	62,112.388	$ 9.75	$ 605,596

ING Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,186,980.284	$11.64 to $312.14	$ 87,704,728
Contracts in accumulation period:
ING Custom Choice 62	5,457.709	12.51	68,276
ING Custom Choice 65	110,055.637	12.47	1,372,394
ING MAP PLUS NP28	64.597	11.13	719
Qualified I	24,288.504	301.09	7,313,026
Qualified V	948.712	22.73	21,564
Qualified VI	20,431,687.700	23.22	474,423,788
Qualified VII	1,771,297.718	22.05	39,057,115
Qualified VIII	13,901.975	21.54	299,449
Qualified IX	4,053.881	22.92	92,915
Qualified X (1.15)	1,031,140.301	23.63	24,365,845
Qualified X (1.25)	2,878,411.777	23.22	66,836,721
Qualified XII (0.05)	127,704.946	26.16	3,340,761
Qualified XII (0.10)	186.974	10.81	2,021
Qualified XII (0.20)	130,630.640	10.67	1,393,829
Qualified XII (0.25)	310,415.934	10.61	3,293,513
Qualified XII (0.30)	570,426.867	10.54	6,012,299
Qualified XII (0.35)	79,285.067	10.47	830,115
Qualified XII (0.40)	126,979.656	17.16	2,178,971
Qualified XII (0.45)	2,350.939	10.34	24,309
Qualified XII (0.50)	1,160,833.606	10.80	12,537,003
Qualified XII (0.55)	605,018.080	10.21	6,177,235
Qualified XII (0.60)	532,361.379	10.15	5,403,468
Qualified XII (0.65)	1,228,018.458	10.08	12,378,426
Qualified XII (0.70)	545,562.650	10.02	5,466,538
Qualified XII (0.75)	1,393,253.420	9.96	13,876,804
Qualified XII (0.80)	2,830,960.887	10.85	30,715,926
Qualified XII (0.85)	2,660,094.647	16.29	43,332,942
Qualified XII (0.90)	307,381.612	10.43	3,205,990
Qualified XII (0.95)	1,862,271.707	16.05	29,889,461

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class I (continued)
Qualified XII (1.00)	3,499,680.620	$ 15.94	$ 55,784,909
Qualified XII (1.05)	192,442.944	15.82	3,044,447
Qualified XII (1.10)	278,415.910	15.71	4,373,914
Qualified XII (1.15)	539,590.547	15.59	8,412,217
Qualified XII (1.20)	42,546.950	15.48	658,627
Qualified XII (1.25)	113,419.008	15.36	1,742,116
Qualified XII (1.30)	8,805.959	15.25	134,291
Qualified XII (1.35)	377.264	15.14	5,712
Qualified XII (1.40)	53,945.697	15.03	810,804
Qualified XII (1.45)	3,361.062	14.92	50,147
Qualified XII (1.50)	10,331.905	14.81	153,016
Qualified XIII	1,455.721	24.26	35,316
Qualified XV	51,247.142	24.22	1,241,206
Qualified XVI	421,800.286	22.44	9,465,198
Qualified XVII	1,036,940.024	24.02	24,907,299
Qualified XVIII	1,162,903.780	24.02	27,932,949
Qualified XIX	4,874.821	311.48	1,518,409
Qualified XX	24,681.957	235.28	5,807,171
Qualified XXII	674.588	25.41	17,141
Qualified XXVI	14,054.066	24.44	343,481
Qualified XXVII	464,419.484	233.35	108,372,287
Qualified XXVIII	21,241.254	232.93	4,947,725
Qualified XXIX	847.089	227.43	192,654
Qualified XXX	19,541.288	221.78	4,333,867
Qualified XXXII	345,828.701	12.77	4,416,233
Qualified XXXIV	144,274.097	8.93	1,288,368
Qualified XXXVI	173,497.980	11.61	2,014,312
Qualified XXXVIII	425,771.947	9.09	3,870,267
Qualified XLII	353,961.712	9.09	3,217,512
Qualified XLIII	24,624.723	8.93	219,899
Qualified LIV	215,934.277	12.29	2,653,832
Qualified LVI	1,115,684.236	12.58	14,035,308
	52,699,203.303		$ 1,177,616,785
ING Growth and Income Portfolio - Class S
Contracts in accumulation period:
ING MAP PLUS NP8	14,705.358	$ 14.09	$ 207,198
ING MAP PLUS NP17	613.177	13.98	8,572
ING MAP PLUS NP18	6.563	13.97	92
ING MAP PLUS NP21	2,258.541	13.94	31,484
ING MAP PLUS NP23	1,420.033	13.92	19,767
ING MAP PLUS NP24	156.468	13.90	2,175
ING MAP PLUS NP29	6.630	13.85	92
Qualified XII (0.00)	39.313	9.95	391
Qualified XII (0.25)	162.043	9.87	1,599
Qualified XII (0.50)	121,555.807	9.79	1,190,031
Qualified XII (0.75)	528.846	9.70	5,130
	141,452.779		$ 1,466,531

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Qualified X (1.25)	17,588.272	$ 10.57	$ 185,908

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Qualified X (1.15)	45,886.283	$ 10.35	$ 474,923
Qualified X (1.25)	88,421.730	10.35	915,165
Qualified XVIII	22,770.607	10.36	235,903
Qualified XXXII	21,368.025	10.35	221,159
	178,446.645		$ 1,847,150
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Qualified X (1.15)	32,508.003	$ 10.32	$ 335,483
Qualified X (1.25)	25,054.879	10.32	258,566
Qualified XVIII	1,537.090	10.33	15,878
Qualified XXVII	50,875.995	10.63	540,812
Qualified XXVIII	24,745.620	10.79	267,005
Qualified XXXII	248.170	10.32	2,561
	134,969.757		$ 1,420,305
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Qualified X (1.15)	12,029.924	$ 10.36	$ 124,630
Qualified X (1.25)	6,313.404	10.36	65,407
Qualified XVIII	14,624.595	10.37	151,657
Qualified XXXII	764.111	10.36	7,916
	33,732.034		$ 349,610
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Qualified X (1.15)	4,969.451	$ 10.45	$ 51,931
Qualified X (1.25)	8,277.504	10.45	86,500
Qualified XXXII	29.213	10.45	305
	13,276.168		$ 138,736
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Qualified X (1.15)	1,059.552	$ 10.31	$ 10,924
Qualified X (1.25)	5,075.512	10.31	52,329
	6,135.064		$ 63,253
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Qualified X (1.15)	2,152.203	$ 10.57	$ 22,749
Qualified X (1.25)	822.854	10.56	8,689
	2,975.057		$ 31,438

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	1,643.754	$ 16.08	$ 26,432
ING Custom Choice 65	6,972.013	17.23	120,128
ING MAP PLUS NP6	470.866	14.52	6,837
ING MAP PLUS NP9	6,033.229	14.37	86,698
ING MAP PLUS NP11	3,853.992	14.27	54,996
ING MAP PLUS NP12	4,361.589	14.22	62,022
ING MAP PLUS NP14	296.317	14.12	4,184
ING MAP PLUS NP15	1,822.581	14.07	25,644
ING MAP PLUS NP16	872.136	14.02	12,227
ING MAP PLUS NP17	79.345	13.98	1,109
ING MAP PLUS NP18	774.786	13.93	10,793
ING MAP PLUS NP19	59.939	13.88	832
ING MAP PLUS NP20	7,620.738	13.83	105,395
ING MAP PLUS NP21	3,987.031	13.78	54,941
ING MAP PLUS NP23	1,849.682	13.69	25,322
ING MAP PLUS NP24	352.605	13.64	4,810
ING MAP PLUS NP25	3,254.140	13.60	44,256
ING MAP PLUS NP26	1,737.751	13.55	23,547
ING MAP PLUS NP29	47.367	13.41	635
ING MAP PLUS NP36	105.848	13.09	1,386
Qualified V	2,276.771	5.11	11,634
Qualified VI	2,655,187.398	5.20	13,806,974
Qualified X (1.15)	107,208.912	5.25	562,847
Qualified X (1.25)	184,261.387	5.20	958,159
Qualified XII (0.00)	9,797.109	5.94	58,195
Qualified XII (0.05)	135,320.062	5.79	783,503
Qualified XII (0.20)	3,237.651	5.81	18,811
Qualified XII (0.25)	28,158.260	5.78	162,755
Qualified XII (0.30)	106,181.108	5.75	610,541
Qualified XII (0.40)	103,505.279	5.69	588,945
Qualified XII (0.50)	673,884.179	5.63	3,793,968
Qualified XII (0.55)	51,989.196	5.60	291,140
Qualified XII (0.60)	28,027.032	5.57	156,111
Qualified XII (0.65)	615,303.347	5.54	3,408,781
Qualified XII (0.70)	41,263.739	5.51	227,363
Qualified XII (0.75)	257,563.540	5.48	1,411,448
Qualified XII (0.80)	508,709.941	5.45	2,772,469
Qualified XII (0.85)	416,072.635	5.42	2,255,114
Qualified XII (0.90)	21,368.699	5.39	115,177
Qualified XII (0.95)	273,608.808	5.36	1,466,543
Qualified XII (1.00)	1,005,789.197	5.34	5,370,914
Qualified XII (1.05)	20,591.631	5.31	109,342
Qualified XII (1.10)	79,444.362	5.28	419,466
Qualified XII (1.15)	29,215.312	5.25	153,380
Qualified XII (1.20)	13,633.929	5.22	71,169

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class I (continued)
Qualified XII (1.25)	117,011.690	$ 5.19	$ 607,291
Qualified XII (1.30)	1,670.857	5.17	8,638
Qualified XII (1.35)	228.210	5.14	1,173
Qualified XII (1.40)	13,185.791	5.11	67,379
Qualified XII (1.45)	2,218.722	5.08	11,271
Qualified XII (1.50)	195.672	5.06	990
Qualified XV	15,400.006	5.37	82,698
Qualified XVI	59,807.257	5.06	302,625
Qualified XVII	3,320.546	5.29	17,566
Qualified XVIII	13,474.013	5.34	71,951
Qualified XXI	130,157.921	5.45	709,361
Qualified XXVI	4,212.205	5.47	23,041
Qualified XXVII	1,306,052.107	5.22	6,817,592
Qualified XXXII	615.173	14.43	8,877
Qualified XXXIV	1,840.195	10.43	19,193
Qualified XXXVI	11,014.254	13.38	147,371
Qualified XXXVIII	11,591.432	10.63	123,217
Qualified XLIII	1,922.165	10.44	20,067
Qualified LIV	15,939.127	16.99	270,806
Qualified LVI	49,611.763	17.38	862,252
	9,177,264.299		$ 50,430,302
ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	265,558.477	$8.16 to $19.23	$ 3,253,666
Contracts in accumulation period:
ING Custom Choice 62	9,867.098	11.58	114,261
ING Custom Choice 65	28,227.512	11.48	324,052
ING MAP PLUS NP1	7,655.516	11.82	90,488
ING MAP PLUS NP3	512.767	11.73	6,015
ING MAP PLUS NP4	19,493.439	11.69	227,878
ING MAP PLUS NP6	137.998	11.61	1,602
ING MAP PLUS NP8	32,982.503	11.53	380,288
ING MAP PLUS NP9	85,564.905	11.49	983,141
ING MAP PLUS NP10	18,578.196	11.45	212,720
ING MAP PLUS NP11	12,737.833	11.41	145,339
ING MAP PLUS NP13	1,961.128	11.34	22,239
ING MAP PLUS NP14	5,140.420	11.30	58,087
ING MAP PLUS NP15	6,347.503	11.26	71,473
ING MAP PLUS NP17	7,138.900	11.18	79,813
ING MAP PLUS NP18	5,016.969	11.14	55,889
ING MAP PLUS NP20	8,840.016	11.07	97,859
ING MAP PLUS NP21	20,670.270	11.03	227,993
ING MAP PLUS NP22	649.023	10.99	7,133
ING MAP PLUS NP23	943.836	10.95	10,335
ING MAP PLUS NP24	826.230	10.91	9,014
ING MAP PLUS NP25	1,923.540	10.88	20,928
ING MAP PLUS NP26	2,410.227	10.84	26,127
ING MAP PLUS NP27	4,521.738	10.80	48,835

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class I (continued)
ING MAP PLUS NP28	542.743	$ 10.76	$ 5,840
ING MAP PLUS NP29	3.847	10.73	41
ING MAP PLUS NP30	1,800.378	10.69	19,246
ING MAP PLUS NP32	292.583	10.62	3,107
Qualified V	16,487.759	18.80	309,970
Qualified VI	4,978,831.467	19.23	95,742,929
Qualified VIII	3,435.941	19.21	66,004
Qualified X (1.15)	258,852.818	19.51	5,050,218
Qualified X (1.25)	306,361.688	19.23	5,891,335
Qualified XII (0.00)	464.473	13.50	6,270
Qualified XII (0.05)	147,693.298	21.66	3,199,037
Qualified XII (0.10)	293.694	13.33	3,915
Qualified XII (0.20)	71,810.475	13.16	945,026
Qualified XII (0.25)	46,526.913	13.08	608,572
Qualified XII (0.30)	136,641.004	12.99	1,774,967
Qualified XII (0.35)	36,463.663	12.91	470,746
Qualified XII (0.40)	126,210.668	21.46	2,708,481
Qualified XII (0.45)	742.789	12.75	9,471
Qualified XII (0.50)	573,608.514	13.47	7,726,507
Qualified XII (0.55)	168,149.979	12.59	2,117,008
Qualified XII (0.60)	118,344.726	12.51	1,480,493
Qualified XII (0.65)	533,668.244	12.43	6,633,496
Qualified XII (0.70)	226,176.225	12.35	2,793,276
Qualified XII (0.75)	541,293.970	12.28	6,647,090
Qualified XII (0.80)	839,034.351	13.61	11,419,258
Qualified XII (0.85)	804,574.722	20.36	16,381,141
Qualified XII (0.90)	104,992.717	13.04	1,369,105
Qualified XII (0.95)	485,146.834	20.07	9,736,897
Qualified XII (1.00)	2,273,302.860	19.93	45,306,926
Qualified XII (1.05)	46,240.684	19.79	915,103
Qualified XII (1.10)	150,348.644	19.65	2,954,351
Qualified XII (1.15)	159,467.291	19.51	3,111,207
Qualified XII (1.20)	29,869.716	19.37	578,576
Qualified XII (1.25)	134,962.652	19.23	2,595,332
Qualified XII (1.30)	3,773.724	19.09	72,040
Qualified XII (1.35)	0.917	18.96	17
Qualified XII (1.40)	15,882.854	18.82	298,915
Qualified XII (1.45)	3,706.566	18.69	69,276
Qualified XII (1.50)	2,890.622	18.56	53,650
Qualified XV	23,090.718	20.06	463,200
Qualified XVI	103,533.749	18.58	1,923,657
Qualified XVII	14,573.121	19.49	284,030
Qualified XVIII	28,068.115	20.17	566,134
Qualified XXVI	6,890.835	20.24	139,470
Qualified XXVII	1,430,669.888	19.73	28,227,117
Qualified XXVIII	373,506.337	19.70	7,358,075
Qualified XXXII	19,640.995	11.76	230,978

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class I (continued)
Qualified XXXIII (0.65)	8,036.401	$ 11.47	$ 92,178
Qualified XXXIV	13,230.109	8.54	112,985
Qualified XXXVI	63,887.551	11.59	740,457
Qualified XXXVIII	156,505.578	8.70	1,361,599
Qualified XLIII	7,440.543	8.55	63,617
Qualified LIV	114,036.912	11.32	1,290,898
Qualified LVI	321,791.102	11.58	3,726,341
	16,581,501.011		$ 292,130,750
ING Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	33,126.829	$ 10.52	$ 348,494

ING Index Plus MidCap Portfolio - Class I
Currently payable annuity contracts:	180,755.653	$ 14.12	$ 2,552,270
Contracts in accumulation period:
ING Custom Choice 62	8,394.183	13.97	117,267
ING Custom Choice 65	7,028.541	13.20	92,777
ING MAP PLUS NP1	15,875.266	14.28	226,699
ING MAP PLUS NP8	63,324.697	13.94	882,746
ING MAP PLUS NP9	12,135.846	13.89	168,567
ING MAP PLUS NP10	23,837.762	13.84	329,915
ING MAP PLUS NP11	6,753.509	13.79	93,131
ING MAP PLUS NP12	15,070.873	13.75	207,224
ING MAP PLUS NP13	2,007.501	13.70	27,503
ING MAP PLUS NP14	22,350.406	13.65	305,083
ING MAP PLUS NP15	14,369.284	13.61	195,566
ING MAP PLUS NP16	550.880	13.56	7,470
ING MAP PLUS NP17	6,449.828	13.51	87,137
ING MAP PLUS NP18	2,983.558	13.47	40,189
ING MAP PLUS NP19	5,826.136	13.42	78,187
ING MAP PLUS NP21	4,001.959	13.33	53,346
ING MAP PLUS NP22	159.400	13.28	2,117
ING MAP PLUS NP23	2,010.924	13.23	26,605
ING MAP PLUS NP24	618.191	13.19	8,154
ING MAP PLUS NP25	1,661.444	13.14	21,831
ING MAP PLUS NP26	1,573.280	13.10	20,610
ING MAP PLUS NP27	91.732	13.05	1,197
ING MAP PLUS NP28	1,784.808	13.01	23,220
ING MAP PLUS NP29	5,965.663	12.96	77,315
ING MAP PLUS NP30	1,542.073	12.92	19,924
ING MAP PLUS NP32	722.790	12.83	9,273
ING MAP PLUS NP35	0.457	12.70	6
Qualified V	2,187.614	21.98	48,084
Qualified VI	2,749,008.262	22.43	61,660,255
Qualified VIII	446.886	22.41	10,015
Qualified X (1.15)	83,893.253	22.72	1,906,055
Qualified X (1.25)	230,314.913	22.43	5,165,963

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class I (continued)
Qualified XII (0.00)	2,914.366	$ 26.88	$ 78,338
Qualified XII (0.05)	224,055.872	25.17	5,639,486
Qualified XII (0.10)	35.243	26.55	936
Qualified XII (0.20)	32,932.270	26.22	863,484
Qualified XII (0.25)	149,805.627	26.05	3,902,437
Qualified XII (0.30)	120,366.174	25.89	3,116,280
Qualified XII (0.35)	14,634.425	25.72	376,397
Qualified XII (0.40)	192,387.942	24.91	4,792,384
Qualified XII (0.50)	406,844.679	24.67	10,036,858
Qualified XII (0.55)	124,261.628	25.08	3,116,482
Qualified XII (0.60)	1,039,991.592	24.93	25,926,990
Qualified XII (0.65)	535,891.429	24.77	13,274,031
Qualified XII (0.70)	105,530.997	24.61	2,597,118
Qualified XII (0.75)	264,333.216	24.46	6,465,590
Qualified XII (0.80)	479,449.070	23.75	11,386,915
Qualified XII (0.85)	639,954.107	23.60	15,102,917
Qualified XII (0.90)	56,444.913	23.45	1,323,633
Qualified XII (0.95)	457,951.491	23.30	10,670,270
Qualified XII (1.00)	1,254,090.581	23.15	29,032,197
Qualified XII (1.05)	48,390.268	23.01	1,113,460
Qualified XII (1.10)	122,838.466	22.86	2,808,087
Qualified XII (1.15)	108,248.626	22.72	2,459,409
Qualified XII (1.20)	33,315.984	22.57	751,942
Qualified XII (1.25)	139,392.719	22.43	3,126,579
Qualified XII (1.30)	2,977.609	22.29	66,371
Qualified XII (1.35)	64.412	22.15	1,427
Qualified XII (1.40)	12,096.255	22.01	266,239
Qualified XII (1.45)	3,701.816	21.87	80,959
Qualified XII (1.50)	2,168.326	21.73	47,118
Qualified XIII	1,229.827	23.30	28,655
Qualified XV	14,614.367	23.30	340,515
Qualified XVI	71,978.633	21.73	1,564,096
Qualified XVII	1,249.847	22.43	28,034
Qualified XVIII	8,902.682	22.43	199,687
Qualified XXVI	4,011.814	23.61	94,719
Qualified XXVII	1,812,468.112	23.96	43,426,736
Qualified XXVIII	937,010.173	23.92	22,413,283
Qualified XXXII	10,496.015	13.98	146,734
Qualified XXXIII (0.65)	10,464.440	16.85	176,326
Qualified XXXIV	14,349.189	9.53	136,748
Qualified XXXVI	34,799.186	17.02	592,282
Qualified XXXVIII	108,329.569	9.70	1,050,797
Qualified XLIII	3,937.617	9.53	37,525
Qualified LIV	134,111.472	13.01	1,744,790
Qualified LVI	209,029.727	13.31	2,782,186
	13,425,750.345		$ 307,653,148

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	51,069.746	$ 11.56	$ 590,366

ING Index Plus SmallCap Portfolio - Class I
Currently payable annuity contracts:	110,859.599	$ 13.55	$ 1,502,148
Contracts in accumulation period:
ING Custom Choice 62	7,037.419	13.26	93,316
ING Custom Choice 65	5,894.292	12.25	72,205
ING MAP PLUS NP1	24,379.542	13.53	329,855
ING MAP PLUS NP6	7,275.805	13.29	96,695
ING MAP PLUS NP8	7,420.545	13.20	97,951
ING MAP PLUS NP9	4,475.514	13.16	58,898
ING MAP PLUS NP10	13,190.878	13.11	172,932
ING MAP PLUS NP11	27,788.386	13.07	363,194
ING MAP PLUS NP12	13,769.934	13.02	179,285
ING MAP PLUS NP13	1,306.133	12.98	16,954
ING MAP PLUS NP14	1,121.910	12.93	14,506
ING MAP PLUS NP15	1,934.083	12.89	24,930
ING MAP PLUS NP17	410.124	12.80	5,250
ING MAP PLUS NP18	1,430.573	12.75	18,240
ING MAP PLUS NP19	3,985.025	12.71	50,650
ING MAP PLUS NP20	4,547.637	12.67	57,619
ING MAP PLUS NP21	1,897.353	12.62	23,945
ING MAP PLUS NP23	790.394	12.54	9,912
ING MAP PLUS NP26	2,886.944	12.41	35,827
ING MAP PLUS NP27	1,460.991	12.36	18,058
ING MAP PLUS NP28	2,418.679	12.32	29,798
ING MAP PLUS NP29	1,205.219	12.28	14,800
ING MAP PLUS NP30	568.037	12.24	6,953
ING MAP PLUS NP32	780.653	12.15	9,485
ING MAP PLUS NP35	0.323	12.03	4
Qualified V	2,361.710	15.64	36,937
Qualified VI	1,553,228.247	15.96	24,789,523
Qualified VIII	366.451	15.94	5,841
Qualified X (1.15)	37,242.884	16.16	601,845
Qualified X (1.25)	146,242.564	15.96	2,334,031
Qualified XII (0.00)	37.206	19.44	723
Qualified XII (0.05)	126,752.309	17.90	2,268,866
Qualified XII (0.10)	90.543	19.20	1,738
Qualified XII (0.20)	32,554.400	18.96	617,231
Qualified XII (0.25)	93,200.953	18.84	1,755,906
Qualified XII (0.30)	48,158.990	18.72	901,536
Qualified XII (0.35)	1,491.003	18.60	27,733
Qualified XII (0.40)	139,941.324	17.72	2,479,760
Qualified XII (0.50)	355,596.961	17.55	6,240,727
Qualified XII (0.55)	49,075.074	18.14	890,222
Qualified XII (0.60)	30,943.883	18.02	557,609

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class I (continued)
Qualified XII (0.65)	236,424.484	$ 17.91	$ 4,234,363
Qualified XII (0.70)	62,317.403	17.80	1,109,250
Qualified XII (0.75)	126,031.780	17.69	2,229,502
Qualified XII (0.80)	427,588.809	16.90	7,226,251
Qualified XII (0.85)	390,762.024	16.79	6,560,894
Qualified XII (0.90)	50,008.725	16.68	834,146
Qualified XII (0.95)	261,623.387	16.58	4,337,716
Qualified XII (1.00)	850,071.727	16.47	14,000,681
Qualified XII (1.05)	19,039.684	16.37	311,680
Qualified XII (1.10)	72,708.835	16.26	1,182,246
Qualified XII (1.15)	58,584.894	16.16	946,732
Qualified XII (1.20)	18,243.400	16.06	292,989
Qualified XII (1.25)	83,008.854	15.96	1,324,821
Qualified XII (1.30)	827.639	15.86	13,126
Qualified XII (1.35)	19.593	15.76	309
Qualified XII (1.40)	8,400.077	15.66	131,545
Qualified XII (1.45)	1,768.167	15.56	27,513
Qualified XII (1.50)	28.014	15.46	433
Qualified XV	12,558.409	16.58	208,218
Qualified XVI	52,470.056	15.46	811,187
Qualified XVII	71.063	15.96	1,134
Qualified XVIII	9,712.518	15.96	155,012
Qualified XXVI	1,634.321	16.79	27,440
Qualified XXVII	1,110,384.111	17.01	18,887,634
Qualified XXVIII	487,355.845	16.98	8,275,302
Qualified XXXII	2,508.612	13.35	33,490
Qualified XXXIII (0.65)	11,416.143	16.46	187,910
Qualified XXXIV	2,807.560	9.34	26,223
Qualified XXXVI	16,596.209	16.62	275,829
Qualified XXXVIII	65,492.659	9.52	623,490
Qualified XLIII	4,371.221	9.35	40,871
Qualified LIV	26,938.276	12.07	325,145
Qualified LVI	117,577.453	12.36	1,453,257
	7,455,472.446		$ 122,909,977
ING Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	14,412.782	$ 10.67	$ 153,784

ING International Index Portfolio - Class I
Currently payable annuity contracts:	44,058.314	$14.23 to $14.36	$ 632,186
Contracts in accumulation period:
ING Custom Choice 62	345.127	7.96	2,747
ING Custom Choice 65	1,199.752	8.14	9,766
ING MAP PLUS NP1	1,713.296	8.17	13,998
ING MAP PLUS NP14	1,257.853	8.03	10,101
ING MAP PLUS NP15	1,958.562	8.02	15,708
ING MAP PLUS NP19	231.051	7.98	1,844
ING MAP PLUS NP22	98.142	7.95	780

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class I (continued)
ING MAP PLUS NP30	743.189	$ 7.87	$ 5,849
ING MAP PLUS NP32	2.048	7.85	16
Qualified VI	730,074.970	7.96	5,811,397
Qualified VIII	17.045	7.96	136
Qualified X (1.15)	28,825.505	13.62	392,603
Qualified X (1.25)	51,500.532	13.59	699,892
Qualified XII (0.00)	1,246.503	8.23	10,259
Qualified XII (0.05)	9,973.087	8.23	82,079
Qualified XII (0.10)	38.337	8.20	314
Qualified XII (0.20)	929.581	8.18	7,604
Qualified XII (0.25)	9,245.341	8.17	75,534
Qualified XII (0.30)	44,026.423	8.16	359,256
Qualified XII (0.35)	274.552	8.15	2,238
Qualified XII (0.40)	24,706.480	8.14	201,111
Qualified XII (0.50)	88,067.350	8.12	715,107
Qualified XII (0.55)	6,868.694	8.11	55,705
Qualified XII (0.60)	8,202.625	8.10	66,441
Qualified XII (0.65)	113,049.803	8.09	914,573
Qualified XII (0.70)	11,455.819	8.07	92,448
Qualified XII (0.75)	90,876.262	8.06	732,463
Qualified XII (0.80)	86,819.513	8.05	698,897
Qualified XII (0.85)	131,553.366	8.04	1,057,689
Qualified XII (0.90)	22,804.030	8.03	183,116
Qualified XII (0.95)	119,798.943	8.02	960,788
Qualified XII (1.00)	310,918.913	8.01	2,490,460
Qualified XII (1.05)	7,412.791	8.00	59,302
Qualified XII (1.10)	26,155.690	7.99	208,984
Qualified XII (1.15)	37,049.506	7.98	295,655
Qualified XII (1.20)	7,906.199	7.97	63,012
Qualified XII (1.25)	31,798.457	7.96	253,116
Qualified XII (1.35)	47.678	7.94	379
Qualified XII (1.40)	3,158.794	7.93	25,049
Qualified XII (1.45)	352.537	7.92	2,792
Qualified XII (1.50)	37.149	7.91	294
Qualified XV	7,744.515	8.02	62,111
Qualified XVI	15,756.558	7.91	124,634
Qualified XVII	276.472	7.96	2,201
Qualified XVIII	4,662.232	13.65	63,639
Qualified XXI	12,764.793	8.05	102,757
Qualified XXVI	48.403	8.04	389
Qualified XXVII	181,453.295	11.75	2,132,076
Qualified XXXII	713.412	13.59	9,695
Qualified XXXIV	151.686	8.08	1,226
Qualified XXXVI	3,278.387	8.11	26,588
Qualified XXXVIII	2,761.068	8.23	22,724
Qualified XLIII	275.356	8.08	2,225
Qualified LIV	11,864.683	8.05	95,511
Qualified LVI	35,874.995	8.17	293,099
	2,334,425.664		$ 20,150,563

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	931.700	$ 13.73	$ 12,792

ING Russell™ Large Cap Growth Index Portfolio -
Class I
Currently payable annuity contracts:	2,140.440	$ 14.26	$ 30,523
Contracts in accumulation period:
ING Custom Choice 65	105.511	14.16	1,494
Qualified VI	63,418.202	13.96	885,318
Qualified X (1.15)	3,308.626	13.99	46,288
Qualified X (1.25)	7,426.064	13.96	103,668
Qualified XII (0.25)	3,486.085	14.20	49,502
Qualified XII (0.30)	63.055	14.19	895
Qualified XII (0.40)	903.932	14.16	12,800
Qualified XII (0.50)	5,942.240	14.14	84,023
Qualified XII (0.60)	66.287	14.12	936
Qualified XII (0.65)	3,631.348	14.10	51,202
Qualified XII (0.70)	3,182.980	14.09	44,848
Qualified XII (0.75)	3,092.956	14.08	43,549
Qualified XII (0.80)	4,495.782	14.07	63,256
Qualified XII (0.85)	17,174.041	14.06	241,467
Qualified XII (0.90)	5,425.890	14.05	76,234
Qualified XII (0.95)	22,866.946	14.03	320,823
Qualified XII (1.00)	31,563.686	14.02	442,523
Qualified XII (1.05)	407.141	14.01	5,704
Qualified XII (1.10)	8,149.239	14.00	114,089
Qualified XII (1.15)	96.299	13.99	1,347
Qualified XII (1.20)	2,959.039	13.98	41,367
Qualified XII (1.25)	7,137.809	13.96	99,644
Qualified XII (1.35)	31.866	13.94	444
Qualified XII (1.40)	650.851	13.93	9,066
Qualified XII (1.45)	66.636	13.92	928
Qualified XV	397.944	14.03	5,583
Qualified XVI	109.676	13.91	1,526
Qualified XVII	345.475	14.00	4,837
Qualified XXVI	74.683	14.08	1,052
Qualified XXVII	63,577.636	13.92	885,001
Qualified XXXII	533.037	13.96	7,441
Qualified XXXIV	94.832	14.05	1,332
Qualified XXXVIII	6,342.715	14.26	90,447
Qualified LIV	1,198.416	14.07	16,862
Qualified LVI	3,889.066	14.20	55,225
	274,356.431		$ 3,841,244

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
ING MAP PLUS NP8	5,991.946	$ 14.12	$ 84,606
ING MAP PLUS NP14	611.925	14.05	8,598
ING MAP PLUS NP15	498.536	14.04	6,999
ING MAP PLUS NP22	84.044	13.96	1,173
ING MAP PLUS NP23	139.643	13.95	1,948
ING MAP PLUS NP28	47.540	13.89	660
Qualified XII (0.00)	395.573	13.71	5,423
Qualified XII (0.50)	29,304.261	13.60	398,538
	37,073.468		$ 507,945
ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	2,774.603	$ 8.97	$ 24,888
ING MAP PLUS NP1	6,616.614	9.26	61,270
ING MAP PLUS NP3	1,223.597	9.23	11,294
ING MAP PLUS NP5	0.016	9.21	-
ING MAP PLUS NP9	886.948	9.16	8,124
ING MAP PLUS NP10	837.247	9.15	7,661
ING MAP PLUS NP11	17,723.633	9.14	161,994
ING MAP PLUS NP12	5,868.374	9.12	53,520
ING MAP PLUS NP13	1,327.660	9.11	12,095
ING MAP PLUS NP14	9,592.230	9.10	87,289
ING MAP PLUS NP15	7,789.751	9.09	70,809
ING MAP PLUS NP17	2,535.000	9.07	22,992
ING MAP PLUS NP18	961.090	9.05	8,698
ING MAP PLUS NP19	3.458	9.04	31
ING MAP PLUS NP22	2,926.416	9.01	26,367
ING MAP PLUS NP23	4,699.079	8.99	42,245
ING MAP PLUS NP24	1,101.818	8.98	9,894
ING MAP PLUS NP25	8,410.494	8.97	75,442
ING MAP PLUS NP26	1,654.548	8.96	14,825
ING MAP PLUS NP28	897.753	8.94	8,026
ING MAP PLUS NP32	1.359	8.89	12
Qualified VI	340,576.065	8.97	3,054,967
Qualified XII (0.00)	625.117	9.27	5,795
Qualified XII (0.25)	3,413.341	9.21	31,437
Qualified XII (0.30)	4,857.180	9.20	44,686
Qualified XII (0.40)	11,245.174	9.17	103,118
Qualified XII (0.50)	169,976.009	9.15	1,555,280
Qualified XII (0.55)	4,539.551	9.14	41,492
Qualified XII (0.60)	3,978.765	9.13	36,326
Qualified XII (0.65)	25,899.355	9.11	235,943
Qualified XII (0.70)	2,986.922	9.10	27,181
Qualified XII (0.75)	21,744.134	9.09	197,654
Qualified XII (0.80)	3,004.546	9.08	27,281
Qualified XII (0.85)	55,121.725	9.07	499,954
Qualified XII (0.90)	4,272.604	9.05	38,667

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Index Portfolio - Class I
(continued)
Qualified XII (0.95)	84,469.624	$ 9.04	$ 763,605
Qualified XII (1.00)	176,943.390	9.03	1,597,799
Qualified XII (1.05)	865.780	9.02	7,809
Qualified XII (1.10)	12,433.794	9.01	112,028
Qualified XII (1.15)	9,491.254	8.99	85,326
Qualified XII (1.20)	4,943.827	8.98	44,396
Qualified XII (1.25)	23,176.470	8.97	207,893
Qualified XII (1.30)	1,025.200	8.96	9,186
Qualified XII (1.35)	49.173	8.95	440
Qualified XII (1.40)	3,117.371	8.93	27,838
Qualified XII (1.45)	309.806	8.92	2,763
Qualified XV	6,389.287	9.04	57,759
Qualified XVI	5,960.168	8.91	53,105
Qualified XXI	220,241.637	9.08	1,999,794
Qualified XXVI	171.741	9.06	1,556
Qualified XXXIV	603.903	9.10	5,496
Qualified XXXVIII	5,311.427	9.27	49,237
Qualified XLIII	824.668	9.11	7,513
Qualified LIV	5,049.442	9.08	45,849
Qualified LVI	3,288.970	9.21	30,291
	1,294,739.108		$ 11,716,940
ING Russell™ Large Cap Index Portfolio - Class S
Currently payable annuity contracts:	682.604	$ 14.16	$ 9,666
Contracts in accumulation period:
	682.604		$ 9,666
ING Russell™ Large Cap Value Index Portfolio - Class I
Contracts in accumulation period:
Qualified X (1.15)	3,857.383	$ 13.05	$ 50,339
Qualified X (1.25)	7,285.483	13.03	94,930
	11,142.866		$ 145,269
ING Russell™ Large Cap Value Index Portfolio - Class S
Contracts in accumulation period:
ING Custom Choice 65	208.736	$ 13.16	$ 2,747
ING MAP PLUS NP14	568.323	13.11	7,451
ING MAP PLUS NP23	3,932.301	13.01	51,159
Qualified VI	70,722.183	12.98	917,974
Qualified XII (0.00)	984.648	13.25	13,047
Qualified XII (0.30)	705.765	13.19	9,309
Qualified XII (0.40)	1,325.683	13.16	17,446
Qualified XII (0.50)	22,732.703	13.14	298,708
Qualified XII (0.55)	382.013	13.13	5,016
Qualified XII (0.60)	794.334	13.12	10,422
Qualified XII (0.65)	4,430.622	13.11	58,085
Qualified XII (0.70)	719.027	13.10	9,419
Qualified XII (0.75)	3,040.573	13.09	39,801
Qualified XII (0.80)	3,678.857	13.08	48,119
Qualified XII (0.85)	14,150.246	13.07	184,944

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Value Index Portfolio - Class S
(continued)
Qualified XII (0.90)	552.185	$ 13.06	$ 7,212
Qualified XII (0.95)	7,740.053	13.05	101,008
Qualified XII (1.00)	20,721.012	13.03	269,995
Qualified XII (1.05)	1,881.457	13.02	24,497
Qualified XII (1.10)	5,247.989	13.01	68,276
Qualified XII (1.15)	2,965.231	13.00	38,548
Qualified XII (1.20)	160.488	12.99	2,085
Qualified XII (1.25)	3,886.425	12.98	50,446
Qualified XII (1.30)	5.546	12.97	72
Qualified XII (1.35)	33.590	12.96	435
Qualified XII (1.40)	512.207	12.95	6,633
Qualified XII (1.45)	21.199	12.94	274
Qualified XV	706.299	13.05	9,217
Qualified XVI	1,722.435	12.93	22,271
Qualified XXXIV	724.295	13.06	9,459
Qualified XXXVIII	750.937	13.25	9,950
Qualified XLIII	597.419	13.09	7,820
Qualified LIV	689.674	13.08	9,021
Qualified LVI	2,667.754	13.20	35,214
	179,962.209		$ 2,346,080
ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
ING Custom Choice 62	13.434	$ 15.93	$ 214
ING Custom Choice 65	796.037	16.16	12,864
Qualified VI	98,806.711	15.93	1,573,991
Qualified XII (0.30)	1,076.553	16.18	17,419
Qualified XII (0.40)	5,078.381	16.16	82,067
Qualified XII (0.50)	50,450.955	16.13	813,774
Qualified XII (0.55)	2,266.566	16.12	36,537
Qualified XII (0.60)	2,401.332	16.10	38,661
Qualified XII (0.65)	9,412.676	16.09	151,450
Qualified XII (0.70)	6,058.165	16.08	97,415
Qualified XII (0.75)	4,865.380	16.06	78,138
Qualified XII (0.80)	1,847.933	16.05	29,659
Qualified XII (0.85)	11,020.563	16.04	176,770
Qualified XII (0.90)	2,064.819	16.02	33,078
Qualified XII (0.95)	17,516.479	16.01	280,439
Qualified XII (1.00)	39,442.200	16.00	631,075
Qualified XII (1.05)	277.426	15.98	4,433
Qualified XII (1.10)	2,560.036	15.97	40,884
Qualified XII (1.15)	8,605.771	15.96	137,348
Qualified XII (1.20)	3,093.487	15.94	49,310
Qualified XII (1.25)	7,188.893	15.93	114,519
Qualified XII (1.30)	59.797	15.92	952
Qualified XII (1.40)	1,053.553	15.89	16,741
Qualified XII (1.45)	51.657	15.88	820
Qualified XV	482.104	16.01	7,718

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Growth Index Portfolio - Class S
(continued)
Qualified XVI	736.247	$ 15.87	$ 11,684
Qualified XVII	3,238.408	15.97	51,717
Qualified XXXIV	419.573	16.02	6,722
Qualified XXXVIII	1,815.486	16.26	29,520
Qualified XLIII	25.681	16.06	412
Qualified LIV	1,177.317	16.05	18,896
Qualified LVI	6,605.695	16.20	107,012
	290,509.315		$ 4,652,239
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	998.481	$ 10.12	$ 10,105
ING MAP PLUS NP1	2,775.922	10.40	28,870
ING MAP PLUS NP14	479.785	10.22	4,903
ING MAP PLUS NP15	1,161.444	10.21	11,858
ING MAP PLUS NP19	47.566	10.15	483
ING MAP PLUS NP22	144.084	10.11	1,457
ING MAP PLUS NP23	510.917	10.10	5,160
ING MAP PLUS NP26	924.976	10.06	9,305
ING MAP PLUS NP30	5,131.842	10.00	51,318
ING MAP PLUS NP32	76.160	9.98	760
Qualified VI	197,861.603	10.12	2,002,359
Qualified XII (0.30)	105.506	10.38	1,095
Qualified XII (0.40)	4,356.395	10.35	45,089
Qualified XII (0.50)	5,756.776	10.32	59,410
Qualified XII (0.55)	1,684.264	10.31	17,365
Qualified XII (0.60)	3,758.483	10.30	38,712
Qualified XII (0.65)	1,510.726	10.28	15,530
Qualified XII (0.70)	1,287.132	10.27	13,219
Qualified XII (0.75)	17,921.314	10.26	183,873
Qualified XII (0.80)	22,211.854	10.24	227,449
Qualified XII (0.85)	89,065.325	10.23	911,138
Qualified XII (0.90)	227.148	10.22	2,321
Qualified XII (0.95)	24,888.386	10.20	253,862
Qualified XII (1.00)	112,404.043	10.19	1,145,397
Qualified XII (1.05)	35.671	10.18	363
Qualified XII (1.10)	884.806	10.16	8,990
Qualified XII (1.15)	3,038.642	10.15	30,842
Qualified XII (1.20)	1,224.093	10.13	12,400
Qualified XII (1.25)	5,589.100	10.12	56,562
Qualified XII (1.40)	182.197	10.08	1,837
Qualified XII (1.45)	3.562	10.07	36
Qualified XV	490.968	10.20	5,008
Qualified XVI	715.220	10.05	7,188
Qualified XXI	126,203.696	10.24	1,292,326
Qualified XLIII	526.221	10.28	5,410
Qualified LIV	2,747.292	10.24	28,132
Qualified LVI	1,214.183	10.39	12,615
	638,145.783		$ 6,502,747

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	597.595	$ 10.85	$ 6,484
ING Custom Choice 65	559.920	11.09	6,210
ING MAP PLUS NP1	1,259.474	11.14	14,031
ING MAP PLUS NP3	1,104.118	11.11	12,267
ING MAP PLUS NP9	281.665	11.02	3,104
ING MAP PLUS NP14	539.134	10.95	5,904
ING MAP PLUS NP15	2,061.937	10.94	22,558
ING MAP PLUS NP16	1,594.018	10.92	17,407
ING MAP PLUS NP17	4,780.102	10.91	52,151
ING MAP PLUS NP22	55.724	10.83	603
ING MAP PLUS NP23	661.747	10.82	7,160
ING MAP PLUS NP26	1,566.056	10.78	16,882
ING MAP PLUS NP30	99.582	10.72	1,068
ING MAP PLUS NP32	18.047	10.69	193
Qualified VI	173,789.088	10.85	1,885,612
Qualified XII (0.30)	3,165.816	11.12	35,204
Qualified XII (0.40)	6,168.610	11.09	68,410
Qualified XII (0.50)	6,555.775	11.06	72,507
Qualified XII (0.55)	2,555.219	11.05	28,235
Qualified XII (0.60)	1,680.656	11.03	18,538
Qualified XII (0.65)	18,071.693	11.02	199,150
Qualified XII (0.70)	6,568.074	11.00	72,249
Qualified XII (0.75)	5,896.337	10.99	64,801
Qualified XII (0.80)	19,783.420	10.98	217,222
Qualified XII (0.85)	87,502.422	10.96	959,027
Qualified XII (0.90)	1,506.258	10.95	16,494
Qualified XII (0.95)	10,983.033	10.93	120,045
Qualified XII (1.00)	97,614.163	10.92	1,065,947
Qualified XII (1.05)	366.533	10.90	3,995
Qualified XII (1.10)	2,520.252	10.89	27,446
Qualified XII (1.15)	529.338	10.87	5,754
Qualified XII (1.20)	1,828.311	10.86	19,855
Qualified XII (1.25)	7,892.629	10.85	85,635
Qualified XII (1.40)	377.079	10.80	4,072
Qualified XII (1.45)	331.310	10.79	3,575
Qualified XVI	246.347	10.77	2,653
Qualified XXI	790.518	10.98	8,680
Qualified XXXVIII	837.569	11.21	9,389
Qualified XLIII	484.837	11.01	5,338
Qualified LIV	5,378.783	10.98	59,059
Qualified LVI	3,312.501	11.14	36,901
	481,915.690		$ 5,261,815

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class I
Currently payable annuity contracts:	91,911.518	$15 to $30.69	$ 1,685,998
Contracts in accumulation period:
ING Custom Choice 62	3,074.403	16.39	50,389
ING Custom Choice 65	9,745.564	15.77	153,688
ING MAP PLUS NP6	2,166.083	16.33	35,372
ING MAP PLUS NP9	2,256.939	16.16	36,472
ING MAP PLUS NP11	5,754.683	16.05	92,363
ING MAP PLUS NP12	3,449.412	15.99	55,156
ING MAP PLUS NP14	1,097.827	15.88	17,434
ING MAP PLUS NP15	3,312.567	15.83	52,438
ING MAP PLUS NP16	105.801	15.77	1,668
ING MAP PLUS NP17	1,931.295	15.72	30,360
ING MAP PLUS NP18	12,200.842	15.66	191,065
ING MAP PLUS NP19	3,706.811	15.61	57,863
ING MAP PLUS NP22	2,303.430	15.45	35,588
ING MAP PLUS NP23	65.794	15.40	1,013
ING MAP PLUS NP24	4.576	15.34	70
ING MAP PLUS NP25	3,899.213	15.29	59,619
ING MAP PLUS NP26	1,882.226	15.24	28,685
ING MAP PLUS NP27	445.809	15.18	6,767
ING MAP PLUS NP28	873.780	15.13	13,220
ING MAP PLUS NP29	3,257.714	15.08	49,126
ING MAP PLUS NP30	240.852	15.03	3,620
Qualified V	224.994	30.03	6,757
Qualified VI	1,135,531.552	30.69	34,849,463
Qualified VIII	358.818	30.66	11,001
Qualified X (1.15)	78,419.569	31.12	2,440,417
Qualified X (1.25)	93,254.760	30.69	2,861,989
Qualified XII (0.05)	45,205.409	34.54	1,561,395
Qualified XII (0.20)	19,003.470	23.47	446,011
Qualified XII (0.25)	88,279.174	23.32	2,058,670
Qualified XII (0.30)	97,110.134	23.17	2,250,042
Qualified XII (0.35)	2,112.244	23.03	48,645
Qualified XII (0.40)	46,900.615	34.19	1,603,532
Qualified XII (0.45)	454.223	22.74	10,329
Qualified XII (0.50)	136,325.267	22.94	3,127,302
Qualified XII (0.55)	56,392.313	22.46	1,266,571
Qualified XII (0.60)	82,370.078	22.31	1,837,676
Qualified XII (0.65)	126,681.021	22.17	2,808,518
Qualified XII (0.70)	89,391.138	22.03	1,969,287
Qualified XII (0.75)	187,959.463	21.90	4,116,312
Qualified XII (0.80)	415,573.958	23.20	9,641,316
Qualified XII (0.85)	208,725.784	32.43	6,768,977
Qualified XII (0.90)	22,782.184	22.34	508,954
Qualified XII (0.95)	145,176.623	31.98	4,642,748
Qualified XII (1.00)	569,735.401	31.76	18,094,796
Qualified XII (1.05)	24,030.784	31.55	758,171

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class I (continued)
Qualified XII (1.10)	34,081.484	$ 31.33	$ 1,067,773
Qualified XII (1.15)	44,898.249	31.12	1,397,234
Qualified XII (1.20)	10,137.019	30.90	313,234
Qualified XII (1.25)	28,456.799	30.69	873,339
Qualified XII (1.30)	2,257.953	30.48	68,822
Qualified XII (1.40)	4,764.741	30.07	143,276
Qualified XII (1.45)	472.098	29.86	14,097
Qualified XII (1.50)	2,327.348	29.66	69,029
Qualified XIII	1.616	31.98	52
Qualified XV	8,936.396	31.98	285,786
Qualified XVI	34,663.830	29.66	1,028,129
Qualified XVII	2,753.383	30.69	84,501
Qualified XVIII	4,653.981	32.19	149,812
Qualified XXVI	1,173.165	32.30	37,893
Qualified XXVII	764,341.314	15.49	11,839,647
Qualified XXVIII	168,968.022	16.51	2,789,662
Qualified XXXII	4,142.160	15.95	66,067
Qualified XXXIV	2,497.052	10.30	25,720
Qualified XXXVI	19,020.744	17.99	342,183
Qualified XXXVIII	46,092.966	10.49	483,515
Qualified XLIII	1,077.519	10.30	11,098
Qualified LIV	66,641.793	15.55	1,036,280
Qualified LVI	74,554.542	15.91	1,186,163
	5,152,600.289		$ 129,660,165
ING Small Company Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	11,186.806	$ 13.34	$ 149,232

ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	3,194.672	$ 11.16	$ 35,653
ING Custom Choice 65	19.426	11.42	222
ING MAP PLUS NP14	542.488	11.28	6,119
ING MAP PLUS NP15	4,904.072	11.27	55,269
ING MAP PLUS NP22	349.552	11.16	3,901
ING MAP PLUS NP26	740.138	11.10	8,216
ING MAP PLUS NP27	3,374.808	11.09	37,427
Qualified VI	156,460.943	11.16	1,746,104
Qualified XII (0.30)	9,819.785	11.45	112,437
Qualified XII (0.40)	7,306.315	11.42	83,438
Qualified XII (0.50)	8,068.089	11.39	91,896
Qualified XII (0.55)	21,361.058	11.37	242,875
Qualified XII (0.60)	2,464.546	11.36	27,997
Qualified XII (0.65)	3,487.974	11.34	39,554
Qualified XII (0.70)	9,821.883	11.33	111,282
Qualified XII (0.75)	7,469.631	11.31	84,482
Qualified XII (0.80)	77,140.371	11.30	871,686

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class I (continued)
Qualified XII (0.85)	13,893.478	$ 11.28	$ 156,718
Qualified XII (0.90)	6,520.508	11.27	73,486
Qualified XII (0.95)	16,755.140	11.25	188,495
Qualified XII (1.00)	69,523.230	11.24	781,441
Qualified XII (1.05)	6,745.223	11.22	75,681
Qualified XII (1.10)	4,472.582	11.21	50,138
Qualified XII (1.15)	10,490.275	11.19	117,386
Qualified XII (1.20)	895.932	11.18	10,017
Qualified XII (1.25)	11,089.557	11.16	123,759
Qualified XII (1.40)	4,237.595	11.12	47,122
Qualified XII (1.45)	3.729	11.11	41
Qualified XII (1.50)	110.866	11.09	1,230
Qualified XVI	1,874.446	11.09	20,788
Qualified XVII	380.645	11.16	4,248
Qualified XXI	8,967.349	11.30	101,331
Qualified XXVI	26.659	11.28	301
Qualified XXXIV	117.906	11.33	1,336
Qualified XXXVIII	538.654	11.54	6,216
Qualified XLIII	408.527	11.34	4,633
Qualified LIV	2,833.986	11.30	32,024
Qualified LVI	742.362	11.46	8,507
	477,154.400		$ 5,363,456
ING International Value Portfolio - Class I
Currently payable annuity contracts:	182,898.904	$ 13.79	$ 2,522,176
Contracts in accumulation period:
ING Custom Choice 62	624.482	13.24	8,268
ING Custom Choice 65	2,979.256	12.31	36,675
ING MAP PLUS NP3	220.746	13.84	3,055
ING MAP PLUS NP10	1,364.937	13.51	18,440
ING MAP PLUS NP11	7,325.785	13.47	98,678
ING MAP PLUS NP12	809.813	13.42	10,868
ING MAP PLUS NP13	800.517	13.37	10,703
ING MAP PLUS NP15	6,467.639	13.28	85,890
ING MAP PLUS NP20	4,805.920	13.05	62,717
ING MAP PLUS NP23	1,047.934	12.92	13,539
ING MAP PLUS NP25	772.438	12.83	9,910
ING MAP PLUS NP26	470.714	12.79	6,020
ING MAP PLUS NP27	1,769.925	12.74	22,549
ING MAP PLUS NP28	804.905	12.70	10,222
ING MAP PLUS NP32	242.727	12.52	3,039
ING MAP PLUS NP35	0.421	12.39	5
Qualified V	215.478	13.00	2,801
Qualified VI	732,522.492	13.20	9,669,297
Qualified X (1.15)	58,376.476	13.32	777,575
Qualified X (1.25)	159,945.341	13.20	2,111,278
Qualified XII (0.00)	124.578	14.85	1,850
Qualified XII (0.10)	45.199	14.71	665
Qualified XII (0.20)	156,340.356	14.58	2,279,442

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Value Portfolio - Class I (continued)
Qualified XII (0.25)	31,782.667	$ 14.51	$ 461,166
Qualified XII (0.30)	97,634.429	14.44	1,409,841
Qualified XII (0.40)	137,069.663	14.30	1,960,096
Qualified XII (0.50)	150,702.176	14.17	2,135,450
Qualified XII (0.55)	27,798.989	14.10	391,966
Qualified XII (0.60)	2,290,106.250	14.03	32,130,191
Qualified XII (0.65)	56,691.866	13.97	791,985
Qualified XII (0.70)	29,244.129	13.90	406,493
Qualified XII (0.75)	81,606.793	13.84	1,129,438
Qualified XII (0.80)	147,300.820	13.77	2,028,332
Qualified XII (0.85)	93,909.862	13.71	1,287,504
Qualified XII (0.90)	8,004.495	13.64	109,181
Qualified XII (0.95)	95,677.250	13.58	1,299,297
Qualified XII (1.00)	508,604.742	13.51	6,871,250
Qualified XII (1.05)	9,063.990	13.45	121,911
Qualified XII (1.10)	22,912.297	13.39	306,796
Qualified XII (1.15)	55,009.914	13.32	732,732
Qualified XII (1.20)	9,118.404	13.26	120,910
Qualified XII (1.25)	37,640.936	13.20	496,860
Qualified XII (1.30)	3,177.441	13.14	41,752
Qualified XII (1.35)	64.236	13.07	840
Qualified XII (1.40)	3,792.164	13.01	49,336
Qualified XII (1.45)	823.795	12.95	10,668
Qualified XII (1.50)	806.563	12.89	10,397
Qualified XIII	1,161.522	13.58	15,773
Qualified XV	3,661.050	13.58	49,717
Qualified XVI	24,040.857	12.89	309,887
Qualified XVII	650.683	13.20	8,589
Qualified XVIII	6,729.687	13.20	88,832
Qualified XXI	36,876.051	13.77	507,783
Qualified XXVI	1,516.017	13.75	20,845
Qualified XXVIII	689,468.311	15.07	10,390,287
Qualified XXXII	1,597.530	13.53	21,615
Qualified XXXIII (0.65)	35,172.335	13.89	488,544
Qualified XXXIV	2,669.887	7.28	19,437
Qualified XXXVIII	14,469.031	7.41	107,216
Qualified XLIII	43.282	7.28	315
Qualified LIV	3,515.340	12.14	42,676
Qualified LVI	19,038.742	12.42	236,461
	6,060,131.179		$ 84,378,031
ING International Value Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	23,705.573	$ 11.09	$ 262,895

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	967.029	$ 18.23	$ 17,629
ING Custom Choice 65	1,753.295	17.86	31,314
Qualified VI	486,919.502	16.41	7,990,349
Qualified X (1.15)	9,950.280	16.56	164,777
Qualified X (1.25)	43,946.584	16.41	721,163
Qualified XII (0.00)	31,947.517	18.47	590,071
Qualified XII (0.25)	14,879.516	18.04	268,426
Qualified XII (0.30)	30,161.229	17.95	541,394
Qualified XII (0.40)	15,716.029	17.78	279,431
Qualified XII (0.50)	13,626.815	17.61	239,968
Qualified XII (0.55)	20,037.223	17.53	351,253
Qualified XII (0.60)	15,845.015	17.45	276,496
Qualified XII (0.65)	41,175.768	17.37	715,223
Qualified XII (0.70)	5,907.217	17.28	102,077
Qualified XII (0.75)	69,771.137	17.20	1,200,064
Qualified XII (0.80)	103,333.447	17.12	1,769,069
Qualified XII (0.85)	64,502.516	17.04	1,099,123
Qualified XII (0.90)	23,982.500	16.96	406,743
Qualified XII (0.95)	89,863.566	16.88	1,516,897
Qualified XII (1.00)	198,548.940	16.80	3,335,622
Qualified XII (1.05)	1,739.583	16.72	29,086
Qualified XII (1.10)	27,018.866	16.64	449,594
Qualified XII (1.15)	6,689.271	16.56	110,774
Qualified XII (1.20)	1,552.015	16.49	25,593
Qualified XII (1.25)	16,151.044	16.41	265,039
Qualified XII (1.30)	478.559	16.33	7,815
Qualified XII (1.35)	13.424	16.25	218
Qualified XII (1.40)	1,671.988	16.18	27,053
Qualified XII (1.45)	291.744	16.10	4,697
Qualified XII (1.50)	22.114	16.02	354
Qualified XIII	353.640	16.88	5,969
Qualified XV	270.015	16.88	4,558
Qualified XVI	9,145.217	16.02	146,506
Qualified XVIII	10,685.695	16.41	175,352
Qualified XXVI	1,214.064	17.09	20,748
Qualified XXXII	1,629.172	18.01	29,341
Qualified XXXIV	626.133	11.54	7,226
Qualified XXXVIII	26,749.586	11.75	314,308
Qualified XLIII	117.514	11.54	1,356
Qualified LIV	8,034.207	17.60	141,402
Qualified LVI	12,597.634	18.01	226,883
	1,409,886.610		$ 23,610,961

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
ING MAP PLUS NP4	2,043.591	$ 12.35	$ 25,238
ING MAP PLUS NP6	192.934	12.34	2,381
ING MAP PLUS NP8	34,304.284	12.34	423,315
ING MAP PLUS NP9	8,219.729	12.33	101,349
ING MAP PLUS NP10	2,897.265	12.33	35,723
ING MAP PLUS NP11	16,102.380	12.32	198,381
ING MAP PLUS NP13	2,506.206	12.32	30,876
ING MAP PLUS NP14	31,985.413	12.31	393,740
ING MAP PLUS NP15	18,510.846	12.31	227,869
ING MAP PLUS NP17	13,900.680	12.30	170,978
ING MAP PLUS NP19	8,307.204	12.29	102,096
ING MAP PLUS NP20	18,241.895	12.29	224,193
ING MAP PLUS NP21	11,266.197	12.28	138,349
ING MAP PLUS NP22	1,042.444	12.28	12,801
ING MAP PLUS NP23	818.477	12.28	10,051
ING MAP PLUS NP25	520.594	12.27	6,388
ING MAP PLUS NP26	1,820.725	12.26	22,322
ING MAP PLUS NP27	412.457	12.26	5,057
ING MAP PLUS NP28	217.337	12.26	2,665
ING MAP PLUS NP29	2,795.946	12.25	34,250
ING MAP PLUS NP32	167.287	12.24	2,048
ING MAP PLUS NP36	36.688	12.22	448
Qualified XXXV	21,734.065	15.81	343,616
	198,044.644		$ 2,514,134
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	3,055.652	$ 16.75	$ 51,182
ING Custom Choice 65	2,945.353	16.56	48,775
ING MAP PLUS NP3	370.237	17.09	6,327
ING MAP PLUS NP11	380.943	16.98	6,468
Qualified V	67.869	10.42	707
Qualified VI	426,249.754	10.57	4,505,460
Qualified X (1.15)	13,140.236	10.67	140,206
Qualified X (1.25)	42,299.027	10.57	447,101
Qualified XII (0.20)	56.099	11.68	655
Qualified XII (0.25)	35,168.737	11.62	408,661
Qualified XII (0.30)	326,577.023	11.57	3,778,496
Qualified XII (0.40)	6,371.852	11.46	73,021
Qualified XII (0.50)	29,842.338	11.35	338,711
Qualified XII (0.55)	22,231.728	11.30	251,219
Qualified XII (0.60)	24,028.342	11.24	270,079
Qualified XII (0.65)	216,613.143	11.19	2,423,901
Qualified XII (0.70)	10,359.143	11.14	115,401
Qualified XII (0.75)	19,422.052	11.09	215,391
Qualified XII (0.80)	103,262.675	11.03	1,138,987
Qualified XII (0.85)	63,956.369	10.98	702,241
Qualified XII (0.90)	6,339.764	10.93	69,294

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class I
(continued)
Qualified XII (0.95)	63,399.854	$ 10.88	$ 689,790
Qualified XII (1.00)	373,908.456	10.83	4,049,429
Qualified XII (1.05)	2,661.446	10.78	28,690
Qualified XII (1.10)	15,111.762	10.73	162,149
Qualified XII (1.15)	10,165.879	10.67	108,470
Qualified XII (1.20)	1,054.237	10.62	11,196
Qualified XII (1.25)	17,754.987	10.57	187,670
Qualified XII (1.30)	1,276.692	10.52	13,431
Qualified XII (1.40)	3,000.321	10.43	31,293
Qualified XII (1.45)	479.492	10.38	4,977
Qualified XV	402.807	10.88	4,383
Qualified XVI	4,742.315	10.33	48,988
Qualified XXVI	665.457	11.01	7,327
Qualified XXXII	475.871	15.68	7,462
Qualified XXXIV	83.564	10.80	902
Qualified XXXVIII	11,109.298	11.00	122,202
Qualified XLIII	317.260	10.81	3,430
Qualified LIV	10,430.024	16.33	170,322
Qualified LVI	3,362.306	16.71	56,184
	1,873,140.364		$ 20,700,578
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	15,136.213	$ 14.06	$ 212,815

Invesco Mid Cap Core Equity Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP4	2,905.213	$ 15.22	$ 44,217
ING MAP PLUS NP9	116.346	14.96	1,741
ING MAP PLUS NP11	15,256.032	14.86	226,705
ING MAP PLUS NP14	4,035.501	14.71	59,362
ING MAP PLUS NP15	1,784.227	14.65	26,139
ING MAP PLUS NP17	5,277.645	14.55	76,790
ING MAP PLUS NP18	6,354.831	14.50	92,145
ING MAP PLUS NP22	139.600	14.30	1,996
ING MAP PLUS NP23	2,284.245	14.26	32,573
ING MAP PLUS NP26	179.451	14.11	2,532
ING MAP PLUS NP28	4.385	14.01	61
ING MAP PLUS NP30	13.884	13.91	193
ING MAP PLUS NP32	11.507	13.82	159
Qualified VI	57,907.145	13.63	789,274
Qualified XII (0.00)	45,029.086	13.91	626,355
Qualified XII (0.30)	666.257	13.84	9,221
Qualified XII (0.40)	5,446.574	13.82	75,272
Qualified XII (0.50)	235.727	13.80	3,253
Qualified XII (0.55)	47.545	13.79	656
Qualified XII (0.60)	1,004.641	13.77	13,834
Qualified XII (0.65)	119.376	13.76	1,643

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco Mid Cap Core Equity Fund - Class A (continued)
Qualified XII (0.70)	1,818.568	$ 13.75	$ 25,005
Qualified XII (0.75)	1,250.285	13.74	17,179
Qualified XII (0.80)	1,805.452	13.73	24,789
Qualified XII (0.85)	11,935.988	13.72	163,762
Qualified XII (0.90)	2,333.065	13.71	31,986
Qualified XII (0.95)	11,631.780	13.70	159,355
Qualified XII (1.00)	31,604.738	16.69	527,483
Qualified XII (1.05)	34.685	13.67	474
Qualified XII (1.10)	466.952	13.66	6,379
Qualified XII (1.15)	2,007.931	13.65	27,408
Qualified XII (1.20)	910.078	13.64	12,413
Qualified XII (1.25)	2,441.841	13.63	33,282
Qualified XII (1.45)	394.247	13.58	5,354
Qualified XII (1.50)	171.671	13.57	2,330
Qualified XVI	618.267	13.57	8,390
Qualified XXVII	139,645.290	13.87	1,936,880
Qualified LIV	1,693.521	13.73	23,252
Qualified LVI	1,783.818	13.85	24,706
	361,367.395		$ 5,114,548
Invesco Small Cap Growth Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	2,882.472	$ 14.48	$ 41,738

Invesco Global Health Care Fund - Investor Class
Contracts in accumulation period:
ING MAP PLUS NP9	834.338	$ 33.40	$ 27,867
ING MAP PLUS NP11	679.163	33.22	22,562
ING MAP PLUS NP14	6.141	32.95	202
ING MAP PLUS NP17	363.300	32.68	11,873
ING MAP PLUS NP19	46.633	32.50	1,516
ING MAP PLUS NP21	2,249.054	32.32	72,689
ING MAP PLUS NP26	1,363.907	31.88	43,481
ING MAP PLUS NP29	84.931	31.62	2,686
	5,627.467		$ 182,876
Invesco U.S. Small Cap Value Fund - Class Y
Contracts in accumulation period:
Qualified XLII	463,451.048	$ 12.59	$ 5,834,849

Invesco Van Kampen Small Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP3	185.055	$ 16.68	$ 3,087
ING MAP PLUS NP11	4,432.911	16.57	73,453
ING MAP PLUS NP13	310.394	16.55	5,137
ING MAP PLUS NP17	1,711.493	16.49	28,223
ING MAP PLUS NP26	422.695	16.37	6,920
ING MAP PLUS NP32	183.516	16.29	2,989
	7,246.064		$ 119,809

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	6,471.960	$5.44 to $11.1	$ 36,673
Contracts in accumulation period:
Qualified VI	878,537.925	8.92	7,836,558
Qualified VIII	1,888.320	8.91	16,825
Qualified X (1.15)	41,795.541	9.02	376,996
Qualified X (1.25)	67,966.304	8.92	606,259
Qualified XII (0.05)	3,474.610	9.95	34,572
Qualified XII (0.20)	2,004.847	10.08	20,209
Qualified XII (0.25)	9,173.295	10.02	91,916
Qualified XII (0.30)	24,437.608	9.97	243,643
Qualified XII (0.40)	16,595.330	9.85	163,464
Qualified XII (0.50)	26,789.011	9.74	260,925
Qualified XII (0.55)	27,874.259	9.68	269,823
Qualified XII (0.60)	11,110.884	9.62	106,887
Qualified XII (0.65)	131,960.460	9.57	1,262,862
Qualified XII (0.70)	33,581.305	9.51	319,358
Qualified XII (0.75)	38,890.126	9.46	367,901
Qualified XII (0.80)	79,761.184	9.40	749,755
Qualified XII (0.85)	203,996.194	9.35	1,907,364
Qualified XII (0.90)	9,375.293	9.29	87,096
Qualified XII (0.95)	158,568.251	9.24	1,465,171
Qualified XII (1.00)	172,736.598	9.18	1,585,722
Qualified XII (1.05)	29,121.862	9.13	265,883
Qualified XII (1.10)	56,122.039	9.08	509,588
Qualified XII (1.15)	20,189.086	9.02	182,106
Qualified XII (1.20)	28,198.754	8.97	252,943
Qualified XII (1.25)	39,530.564	8.92	352,613
Qualified XII (1.30)	266.980	8.87	2,368
Qualified XII (1.35)	1,290.000	8.81	11,365
Qualified XII (1.40)	15,152.519	8.76	132,736
Qualified XII (1.45)	4,261.982	8.71	37,122
Qualified XII (1.50)	1,384.536	8.66	11,990
Qualified XV	10,717.726	9.21	98,710
Qualified XVI	32,548.002	8.66	281,866
Qualified XVIII	333.732	8.92	2,977
Qualified XXVI	5,527.056	9.24	51,070
Qualified XXVII	323,134.578	5.66	1,828,942
Qualified XXXII	284.267	10.44	2,968
Qualified XXXIV	10,894.334	7.69	83,777
Qualified XXXVI	1,063.688	10.58	11,254
Qualified XXXVIII	7,246.051	7.83	56,737
Qualified XLIII	1,108.743	7.69	8,526
Qualified LIV	6,451.333	10.79	69,610
Qualified LVI	26,914.546	11.03	296,867
	2,568,731.683		$ 22,361,997

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	45,613.260	$12.42 to $13.82	$ 626,192
Contracts in accumulation period:
ING Custom Choice 65	7,401.684	13.24	97,998
Qualified VI	1,254,149.431	10.05	12,604,202
Qualified X (1.15)	46,783.462	10.17	475,788
Qualified X (1.25)	61,888.945	10.05	621,984
Qualified XII (0.05)	14,066.386	11.22	157,825
Qualified XII (0.20)	4,670.821	11.37	53,107
Qualified XII (0.25)	8,436.623	11.30	95,334
Qualified XII (0.30)	38,020.054	11.23	426,965
Qualified XII (0.35)	999.831	11.17	11,168
Qualified XII (0.40)	18,662.808	11.10	207,157
Qualified XII (0.50)	33,378.347	10.97	366,160
Qualified XII (0.55)	51,813.404	10.91	565,284
Qualified XII (0.60)	23,181.394	10.85	251,518
Qualified XII (0.65)	113,683.903	10.78	1,225,512
Qualified XII (0.70)	35,048.132	10.72	375,716
Qualified XII (0.75)	58,780.766	10.66	626,603
Qualified XII (0.80)	132,309.498	10.60	1,402,481
Qualified XII (0.85)	209,384.345	10.53	2,204,817
Qualified XII (0.90)	12,998.202	10.47	136,091
Qualified XII (0.95)	192,818.712	10.41	2,007,243
Qualified XII (1.00)	437,015.594	10.35	4,523,111
Qualified XII (1.05)	59,066.493	10.29	607,794
Qualified XII (1.10)	76,128.204	10.23	778,792
Qualified XII (1.15)	30,365.214	10.17	308,814
Qualified XII (1.20)	31,272.920	10.11	316,169
Qualified XII (1.25)	55,094.982	10.05	553,705
Qualified XII (1.30)	3,477.941	9.99	34,745
Qualified XII (1.35)	4,182.312	9.94	41,572
Qualified XII (1.40)	13,392.104	9.88	132,314
Qualified XII (1.45)	2,609.073	9.82	25,621
Qualified XII (1.50)	2,109.239	9.76	20,586
Qualified XV	6,993.684	10.39	72,664
Qualified XVI	34,207.316	9.76	333,863
Qualified XVII	2,071.495	10.06	20,839
Qualified XVIII	3,039.173	10.06	30,574
Qualified XXVI	4,853.439	10.42	50,573
Qualified XXVII	590,491.969	8.17	4,824,319
Qualified XXXII	471.203	13.51	6,366
Qualified XXXIII (0.65)	7,328.287	13.99	102,523
Qualified XXXIV	12,119.092	9.49	115,010
Qualified XXXVI	1,213.256	14.12	17,131
Qualified XXXVIII	26,418.827	9.66	255,206
Qualified XLIII	205.896	9.49	1,954
Qualified LIV	4,343.296	13.04	56,637
Qualified LVI	47,829.211	13.33	637,563
	3,820,390.228		$ 38,407,590

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	5,314.419	$ 35.55	$ 188,928
Qualified XII (0.50)	195.770	24.26	4,749
Qualified XII (0.55)	4.744	22.93	109
Qualified XII (0.65)	540.241	22.65	12,236
Qualified XII (0.70)	1.315	22.50	30
Qualified XII (0.85)	13.279	33.56	446
Qualified XII (0.90)	354.492	23.26	8,245
Qualified XII (0.95)	151.079	33.07	4,996
Qualified XII (1.00)	193.693	32.83	6,359
Qualified XII (1.15)	49.904	32.12	1,603
Qualified XII (1.20)	34.569	31.88	1,102
Qualified XII (1.40)	0.074	30.96	2
Qualified XVII	367.009	35.55	13,047
	7,220.588		$ 241,852
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	9,639.026	$ 31.51	$ 303,726
Qualified XII (0.45)	0.050	20.08	1
Qualified XII (0.50)	204.409	20.64	4,219
Qualified XII (0.55)	6.020	19.83	119
Qualified XII (0.65)	96.937	19.58	1,898
Qualified XII (0.70)	818.134	19.46	15,921
Qualified XII (0.80)	262.049	20.72	5,430
Qualified XII (0.85)	438.403	22.33	9,790
Qualified XII (0.90)	166.106	20.12	3,342
Qualified XII (0.95)	162.125	22.00	3,567
Qualified XII (1.00)	8.961	21.84	196
Qualified XII (1.20)	629.477	21.21	13,351
Qualified XII (1.50)	12.740	20.30	259
Qualified XVII	37.745	31.51	1,189
	12,482.182		$ 363,008
Janus Aspen Series Flexible Bond Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	1,484.022	$ 27.94	$ 41,464
Qualified X (1.25)	7.795	18.80	147
Qualified XII (0.50)	21.193	21.01	445
Qualified XII (0.55)	23.424	20.49	480
Qualified XII (0.60)	0.229	20.36	5
Qualified XII (0.65)	161.175	20.23	3,261
Qualified XII (0.70)	536.688	20.10	10,787
Qualified XII (0.80)	20.212	20.27	410
Qualified XII (0.85)	1.343	24.76	33
Qualified XII (0.90)	179.106	20.02	3,586
Qualified XII (0.95)	26.643	24.40	650
Qualified XII (1.00)	179.156	24.22	4,339
Qualified XII (1.15)	11.384	23.69	270
Qualified XII (1.50)	7.948	22.51	179
	2,660.318		$ 66,056

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Janus Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	2,756.837	$ 20.95	$ 57,756
Qualified X (1.25)	18.553	22.41	416
Qualified XII (0.50)	222.060	13.76	3,056
Qualified XII (0.55)	8.367	12.89	108
Qualified XII (0.65)	75.439	12.73	960
Qualified XII (0.70)	1,000.157	12.65	12,652
Qualified XII (0.80)	55.828	13.75	768
Qualified XII (0.85)	21.367	18.99	406
Qualified XII (0.90)	206.893	13.19	2,729
Qualified XII (0.95)	72.142	18.72	1,350
Qualified XII (1.00)	9.536	18.58	177
Qualified XII (1.05)	0.653	18.45	12
Qualified XII (1.40)	3.561	17.52	62
Qualified XXXIV	220.036	9.10	2,002
	4,671.429		$ 82,454
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	5,018.900	$ 23.10	$ 115,937
Qualified XII (0.45)	0.092	12.22	1
Qualified XII (0.50)	244.688	13.63	3,335
Qualified XII (0.65)	253.757	11.92	3,025
Qualified XII (0.70)	916.265	11.85	10,858
Qualified XII (0.80)	325.658	13.75	4,478
Qualified XII (0.85)	92.411	20.05	1,853
Qualified XII (0.90)	335.844	13.29	4,463
Qualified XII (0.95)	77.030	19.76	1,522
Qualified XII (1.00)	252.973	19.62	4,963
Qualified XII (1.15)	77.649	19.19	1,490
Qualified XII (1.20)	177.360	19.05	3,379
Qualified XII (1.50)	4.396	18.23	80
Qualified XVII	383.343	23.10	8,855
	8,160.366		$ 164,239
Lazard Emerging Markets Equity Portfolio - Open Shares
Contracts in accumulation period:
ING MAP PLUS NP17	16.072	$ 12.72	$ 204

Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Contracts in accumulation period:
ING MAP PLUS NP8	21,895.347	$ 9.03	$ 197,715
ING MAP PLUS NP17	1,062.703	8.88	9,437
Qualified VI	48,475.764	8.80	426,587
Qualified XII (0.00)	467.163	9.22	4,307
Qualified XII (0.25)	1,146.653	9.13	10,469
Qualified XII (0.40)	1,188.387	9.08	10,791
Qualified XII (0.50)	70,325.103	9.05	636,442
Qualified XII (0.55)	352.815	9.03	3,186

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
(continued)
Qualified XII (0.60)	4,680.095	$ 9.02	$ 42,214
Qualified XII (0.65)	1,076.227	9.00	9,686
Qualified XII (0.70)	296.942	8.98	2,667
Qualified XII (0.75)	9,317.096	8.97	83,574
Qualified XII (0.80)	14,371.954	8.95	128,629
Qualified XII (0.85)	70,966.392	8.93	633,730
Qualified XII (0.95)	8,407.418	8.90	74,826
Qualified XII (1.00)	17,701.527	8.88	157,190
Qualified XII (1.05)	273.629	8.87	2,427
Qualified XII (1.10)	503.968	8.85	4,460
Qualified XII (1.15)	29.824	8.84	264
Qualified XII (1.20)	483.065	8.82	4,261
Qualified XII (1.25)	656.965	8.80	5,781
Qualified XII (1.40)	27.815	8.76	244
Qualified XII (1.50)	2,445.427	8.72	21,324
Qualified XV	5.725	8.90	51
Qualified XVI	3,411.610	8.72	29,749
Qualified XVII	292.228	8.81	2,575
Qualified XXVI	686.264	8.97	6,156
Qualified XXXVIII	136.791	9.70	1,327
Qualified LVI	6,106.548	9.14	55,814
	286,791.445		$ 2,565,883
LKCM Aquinas Growth Fund
Contracts in accumulation period:
Qualified XII (1.00)	116.932	$ 11.93	$ 1,395
Qualified XII (1.05)	21,101.976	11.89	250,902
Qualified XXXIV	6,339.599	9.99	63,333
	27,558.507		$ 315,630
Loomis Sayles Small Cap Value Fund - Retail Class
Contracts in accumulation period:
Qualified VI	124,843.875	$ 11.18	$ 1,395,755
Qualified XII (0.30)	156.911	11.47	1,800
Qualified XII (0.40)	4,962.043	11.44	56,766
Qualified XII (0.50)	11,626.461	11.41	132,658
Qualified XII (0.55)	122.353	11.39	1,394
Qualified XII (0.60)	7,128.707	11.38	81,125
Qualified XII (0.65)	827.364	11.36	9,399
Qualified XII (0.70)	1,196.329	11.35	13,578
Qualified XII (0.75)	9,777.629	11.33	110,781
Qualified XII (0.80)	10,570.990	11.32	119,664
Qualified XII (0.85)	17,881.605	11.30	202,062
Qualified XII (0.90)	1,156.628	11.29	13,058
Qualified XII (0.95)	19,058.033	11.27	214,784
Qualified XII (1.00)	85,932.912	11.26	967,605
Qualified XII (1.05)	318.771	11.24	3,583
Qualified XII (1.10)	1,490.492	11.23	16,738
Qualified XII (1.15)	4,345.620	11.21	48,714

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Loomis Sayles Small Cap Value Fund - Retail
Class (continued)
Qualified XII (1.20)	5,005.860	$ 11.20	$ 56,066
Qualified XII (1.25)	2,069.537	11.18	23,137
Qualified XII (1.40)	542.789	11.14	6,047
Qualified XII (1.50)	92.839	11.11	1,031
Qualified XVI	3,733.191	11.11	41,476
Qualified XXI	88,108.165	11.32	997,384
Qualified XXXVIII	222.603	11.56	2,573
Qualified LIV	5,873.905	11.32	66,493
Qualified LVI	5,470.714	11.48	62,804
	412,516.326		$ 4,646,475
Lord Abbett Developing Growth Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	1,196.568	$ 14.57	$ 17,434
ING MAP PLUS NP15	53.015	14.53	770
ING MAP PLUS NP18	80.728	14.51	1,171
	1,330.311		$ 19,375
Lord Abbett Core Fixed Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP20	372.567	$ 10.17	$ 3,789

Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	8,174.904	$ 13.65	$ 111,587
ING MAP PLUS NP10	22,940.199	13.60	311,987
ING MAP PLUS NP11	10,960.748	13.56	148,628
ING MAP PLUS NP12	1,023.390	13.51	13,826
ING MAP PLUS NP13	1,380.217	13.46	18,578
ING MAP PLUS NP15	11,712.654	13.37	156,598
ING MAP PLUS NP17	9,192.470	13.28	122,076
ING MAP PLUS NP20	8,463.625	13.14	111,212
ING MAP PLUS NP21	13,165.215	13.10	172,464
ING MAP PLUS NP23	1,354.655	13.00	17,611
ING MAP PLUS NP25	1,201.048	12.92	15,518
ING MAP PLUS NP26	59.625	12.87	767
ING MAP PLUS NP28	925.725	12.78	11,831
ING MAP PLUS NP32	290.895	12.61	3,668
Qualified XII (1.00)	14,857.364	15.79	234,598
	105,702.734		$ 1,450,949

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	18,911.359	$ 19.44	$ 367,637
ING MAP PLUS NP11	17,784.013	19.31	343,409
ING MAP PLUS NP12	436.312	19.24	8,395
ING MAP PLUS NP14	9,758.353	19.11	186,482
ING MAP PLUS NP15	54.967	19.04	1,047
ING MAP PLUS NP17	3,391.935	18.91	64,141
ING MAP PLUS NP20	25,400.933	18.71	475,251
ING MAP PLUS NP21	5,009.824	18.65	93,433
ING MAP PLUS NP22	377.410	18.59	7,016
ING MAP PLUS NP23	8,429.814	18.52	156,120
ING MAP PLUS NP29	2,632.295	18.14	47,750
	92,187.215		$ 1,750,681
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Currently payable annuity contracts:	61,720.749	$ 14.21	$ 877,052
Contracts in accumulation period:
ING Custom Choice 62	669.449	13.20	8,837
ING Custom Choice 65	4,271.106	12.13	51,809
Qualified VI	1,333,017.691	13.71	18,275,673
Qualified X (1.15)	56,133.960	13.84	776,894
Qualified X (1.25)	171,002.492	13.71	2,344,444
Qualified XII (0.10)	70.190	15.29	1,073
Qualified XII (0.20)	72.761	15.14	1,102
Qualified XII (0.25)	120,326.813	15.07	1,813,325
Qualified XII (0.30)	161,207.151	15.00	2,418,107
Qualified XII (0.35)	671.913	14.93	10,032
Qualified XII (0.40)	28,396.576	14.86	421,973
Qualified XII (0.50)	104,043.847	14.72	1,531,525
Qualified XII (0.55)	40,270.951	14.65	589,969
Qualified XII (0.60)	837,018.878	14.58	12,203,735
Qualified XII (0.65)	132,834.481	14.51	1,927,428
Qualified XII (0.70)	44,088.161	14.44	636,633
Qualified XII (0.75)	76,682.063	14.37	1,101,921
Qualified XII (0.80)	85,236.028	14.31	1,219,728
Qualified XII (0.85)	379,554.211	14.24	5,404,852
Qualified XII (0.90)	46,985.264	14.17	665,781
Qualified XII (0.95)	264,737.535	14.11	3,735,447
Qualified XII (1.00)	773,240.907	14.04	10,856,302
Qualified XII (1.05)	20,198.173	13.97	282,168
Qualified XII (1.10)	49,393.529	13.91	687,064
Qualified XII (1.15)	36,984.368	13.84	511,864
Qualified XII (1.20)	7,621.930	13.78	105,030
Qualified XII (1.25)	89,708.901	13.71	1,229,909
Qualified XII (1.30)	1,791.714	13.65	24,457
Qualified XII (1.35)	1,687.971	13.58	22,923
Qualified XII (1.40)	8,442.835	13.52	114,147
Qualified XII (1.45)	2,821.671	13.45	37,951

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC (continued)
Qualified XII (1.50)	1,002.002	$ 13.39	$ 13,417
Qualified XIII	359.500	14.11	5,073
Qualified XV	6,669.315	14.11	94,104
Qualified XVI	44,768.795	13.39	599,454
Qualified XVII	2,836.964	13.71	38,895
Qualified XVIII	1,785.044	13.71	24,473
Qualified XXVI	10,013.661	14.17	141,894
Qualified XXVII	904,004.804	17.37	15,702,563
Qualified XXVIII	685,457.631	15.04	10,309,283
Qualified XXXII	3,000.988	13.81	41,444
Qualified XXXIII (0.65)	32,979.581	16.24	535,588
Qualified XXXIV	1,615.187	8.93	14,424
Qualified XXXVIII	12,026.411	9.10	109,440
Qualified XLIII	1,671.158	8.94	14,940
Qualified LIV	39,373.648	11.95	470,515
Qualified LVI	27,400.251	12.22	334,831
	6,715,869.209		$ 98,339,493
Massachusetts Investors Growth Stock Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	20,726.817	$ 12.81	$ 265,511
ING MAP PLUS NP12	5,805.315	12.68	73,611
ING MAP PLUS NP15	1,178.024	12.55	14,784
ING MAP PLUS NP17	1,135.676	12.46	14,151
ING MAP PLUS NP20	271.687	12.33	3,350
	29,117.519		$ 371,407
Neuberger Berman Socially Responsive Fund® - Trust
Class
Contracts in accumulation period:
ING MAP PLUS NP6	6,859.724	$ 11.05	$ 75,800
ING MAP PLUS NP8	23,763.241	10.99	261,158
ING MAP PLUS NP9	7,995.534	10.97	87,711
ING MAP PLUS NP11	20,479.005	10.92	223,631
ING MAP PLUS NP12	17,528.857	10.89	190,889
ING MAP PLUS NP13	508.972	10.87	5,533
ING MAP PLUS NP14	7,355.360	10.84	79,732
ING MAP PLUS NP15	31,454.158	10.82	340,334
ING MAP PLUS NP16	185.652	10.79	2,003
ING MAP PLUS NP17	7,817.743	10.76	84,119
ING MAP PLUS NP18	4,077.304	10.74	43,790
ING MAP PLUS NP19	613.852	10.71	6,574
ING MAP PLUS NP20	1,707.490	10.69	18,253
ING MAP PLUS NP25	4,686.645	10.56	49,491
ING MAP PLUS NP26	1,306.176	10.54	13,767
ING MAP PLUS NP28	5.509	10.49	58
ING MAP PLUS NP32	101.390	10.39	1,053
Qualified VI	156,370.242	10.65	1,665,343
Qualified XII (0.30)	1,277.979	11.14	14,237
Qualified XII (0.40)	3,151.454	11.09	34,950

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Neuberger Berman Socially Responsive Fund® - Trust
Class (continued)
Qualified XII (0.50)	12,843.510	$ 11.03	$ 141,664
Qualified XII (0.55)	18,353.817	11.01	202,076
Qualified XII (0.60)	3,506.092	10.98	38,497
Qualified XII (0.65)	16,146.417	10.96	176,965
Qualified XII (0.70)	19,523.826	10.93	213,395
Qualified XII (0.75)	25,974.560	10.91	283,382
Qualified XII (0.80)	13,748.292	10.88	149,581
Qualified XII (0.85)	40,293.621	10.85	437,186
Qualified XII (0.90)	5,820.459	10.83	63,036
Qualified XII (0.95)	45,564.193	10.80	492,093
Qualified XII (1.00)	115,668.758	10.78	1,246,909
Qualified XII (1.05)	3,964.146	10.75	42,615
Qualified XII (1.10)	7,921.654	10.73	84,999
Qualified XII (1.15)	3,783.239	10.70	40,481
Qualified XII (1.20)	3,468.688	10.68	37,046
Qualified XII (1.25)	8,514.501	10.65	90,679
Qualified XII (1.40)	2,300.059	10.58	24,335
Qualified XII (1.45)	33.479	10.55	353
Qualified XV	331.836	10.80	3,584
Qualified XVI	7,895.689	10.53	83,142
Qualified XXXVIII	1,385.739	9.77	13,539
Qualified LIV	1,336.326	10.94	14,619
Qualified LVI	4,558.352	11.18	50,962
	660,183.540		$ 7,129,564
New Perspective Fund®, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	117,008.272	$ 16.36	$ 1,914,255
ING MAP PLUS NP4	15,458.834	16.19	250,279
ING MAP PLUS NP6	12,141.282	16.08	195,232
ING MAP PLUS NP8	13,125.554	15.97	209,615
ING MAP PLUS NP9	6,685.403	15.92	106,432
ING MAP PLUS NP11	10,045.541	15.81	158,820
ING MAP PLUS NP12	7,064.237	15.75	111,262
ING MAP PLUS NP14	28,100.009	15.64	439,484
ING MAP PLUS NP15	12,167.410	15.59	189,690
ING MAP PLUS NP16	238.156	15.54	3,701
ING MAP PLUS NP17	8,446.675	15.48	130,755
ING MAP PLUS NP18	4,927.548	15.43	76,032
ING MAP PLUS NP19	74.566	15.38	1,147
ING MAP PLUS NP20	13,899.413	15.32	212,939
ING MAP PLUS NP22	246.581	15.22	3,753
ING MAP PLUS NP23	3,066.502	15.17	46,519
ING MAP PLUS NP24	122.881	15.11	1,857
ING MAP PLUS NP25	2.041	15.06	31
ING MAP PLUS NP26	6,542.202	15.01	98,198
ING MAP PLUS NP27	159.253	14.96	2,382
ING MAP PLUS NP28	5,973.591	14.91	89,066

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-3 (continued)
ING MAP PLUS NP29	35.474	$ 14.86	$ 527
ING MAP PLUS NP30	491.347	14.80	7,272
ING MAP PLUS NP32	50.244	14.70	739
	266,073.016		$ 4,249,987
New Perspective Fund®, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	1,604.972	$ 16.06	$ 25,776
ING Custom Choice 65	2,016.650	15.28	30,814
Qualified VI	822,617.433	15.63	12,857,510
Qualified XII (0.00)	51,753.986	16.99	879,300
Qualified XII (0.25)	152,419.315	16.71	2,546,927
Qualified XII (0.30)	50,961.961	16.65	848,517
Qualified XII (0.35)	2,343.826	16.60	38,908
Qualified XII (0.40)	31,387.677	16.54	519,152
Qualified XII (0.50)	791,091.439	16.43	12,997,632
Qualified XII (0.55)	29,542.998	16.38	483,914
Qualified XII (0.60)	16,967.503	16.32	276,910
Qualified XII (0.65)	48,339.634	16.27	786,486
Qualified XII (0.70)	25,351.314	16.22	411,198
Qualified XII (0.75)	182,528.214	16.16	2,949,656
Qualified XII (0.80)	200,049.424	16.11	3,222,796
Qualified XII (0.85)	217,611.035	16.05	3,492,657
Qualified XII (0.90)	12,906.403	16.00	206,502
Qualified XII (0.95)	285,859.229	15.95	4,559,455
Qualified XII (1.00)	608,794.778	15.89	9,673,749
Qualified XII (1.05)	7,032.713	15.84	111,398
Qualified XII (1.10)	19,713.115	15.79	311,270
Qualified XII (1.15)	17,976.142	15.74	282,944
Qualified XII (1.20)	9,883.159	15.68	154,968
Qualified XII (1.25)	56,332.009	15.63	880,469
Qualified XII (1.30)	1,179.501	15.58	18,377
Qualified XII (1.35)	233.061	15.53	3,619
Qualified XII (1.40)	9,716.430	15.48	150,410
Qualified XII (1.45)	586.103	15.42	9,038
Qualified XII (1.50)	961.709	15.37	14,781
Qualified XV	1,030.668	15.95	16,439
Qualified XVI	11,943.113	15.37	183,566
Qualified XVII	2,786.500	15.75	43,887
Qualified XXI	237,291.048	16.11	3,822,759
Qualified XXVI	646.602	16.04	10,371
Qualified XXVII	630,048.490	14.56	9,173,506
Qualified XXXIII (0.65)	19,308.979	16.71	322,653
Qualified XXXVIII	8,670.442	9.50	82,369
Qualified LIV	13,334.054	15.05	200,678
Qualified LVI	4,790.238	15.39	73,722
	4,587,611.867		$ 72,675,083

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Capital Appreciation Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	8,109.800	$ 10.85	$ 87,991
ING MAP PLUS NP12	791.635	10.74	8,502
ING MAP PLUS NP14	503.440	10.67	5,372
ING MAP PLUS NP15	23,822.659	10.63	253,235
ING MAP PLUS NP18	7.275	10.52	77
ING MAP PLUS NP19	6,054.092	10.48	63,447
ING MAP PLUS NP23	1,178.020	10.34	12,181
ING MAP PLUS NP26	2,453.690	10.23	25,101
	42,920.611		$ 455,906
Oppenheimer Developing Markets Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	4,772.217	$ 37.86	$ 180,676
ING Custom Choice 65	12,575.770	27.47	345,456
ING MAP PLUS NP1	22,705.387	36.77	834,877
ING MAP PLUS NP3	609.739	36.51	22,262
ING MAP PLUS NP4	3,076.376	36.39	111,949
ING MAP PLUS NP6	3,269.291	36.14	118,152
ING MAP PLUS NP8	275.421	35.89	9,885
ING MAP PLUS NP9	10,048.824	35.77	359,446
ING MAP PLUS NP11	2,571.064	35.52	91,324
ING MAP PLUS NP12	16,327.366	35.40	577,989
ING MAP PLUS NP14	6,958.157	35.15	244,579
ING MAP PLUS NP15	3,497.605	35.03	122,521
ING MAP PLUS NP16	777.843	34.91	27,154
ING MAP PLUS NP17	12,645.569	34.79	439,939
ING MAP PLUS NP18	3,201.686	34.67	111,002
ING MAP PLUS NP19	4,799.329	34.55	165,817
ING MAP PLUS NP20	10,986.695	34.43	378,272
ING MAP PLUS NP21	6,244.849	34.31	214,261
ING MAP PLUS NP22	182.513	34.20	6,242
ING MAP PLUS NP23	842.764	34.08	28,721
ING MAP PLUS NP24	178.410	33.96	6,059
ING MAP PLUS NP25	684.797	33.84	23,174
ING MAP PLUS NP26	2,286.890	33.73	77,137
ING MAP PLUS NP27	1,330.696	33.61	44,725
ING MAP PLUS NP28	74.976	33.50	2,512
ING MAP PLUS NP29	1,964.258	33.38	65,567
ING MAP PLUS NP32	9.691	33.04	320
ING MAP PLUS NP36	22.573	32.58	735
Qualified V	438.704	74.57	32,714
Qualified VI	1,179,704.541	75.82	89,445,198
Qualified XII (0.00)	6,672.890	86.33	576,071
Qualified XII (0.10)	18.206	85.44	1,555
Qualified XII (0.25)	34,387.369	84.12	2,892,665
Qualified XII (0.30)	7,690.432	83.68	643,535
Qualified XII (0.40)	65,952.266	82.82	5,462,167

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Developing Markets Fund - Class A
(continued)
Qualified XII (0.50)	395,734.508	$ 81.96	$ 32,434,400
Qualified XII (0.55)	24,026.620	81.54	1,959,131
Qualified XII (0.60)	14,272.219	81.12	1,157,762
Qualified XII (0.65)	60,124.289	80.69	4,851,429
Qualified XII (0.70)	41,714.996	80.28	3,348,880
Qualified XII (0.75)	37,413.612	79.86	2,987,851
Qualified XII (0.80)	36,457.037	79.45	2,896,512
Qualified XII (0.85)	219,498.346	79.04	17,349,149
Qualified XII (0.90)	26,963.801	78.63	2,120,164
Qualified XII (0.95)	182,477.151	78.22	14,273,363
Qualified XII (1.00)	646,095.826	77.81	50,272,716
Qualified XII (1.05)	13,304.331	77.41	1,029,888
Qualified XII (1.10)	20,377.132	77.01	1,569,243
Qualified XII (1.15)	37,535.258	76.61	2,875,576
Qualified XII (1.20)	5,672.016	76.21	432,264
Qualified XII (1.25)	52,253.377	75.82	3,961,851
Qualified XII (1.30)	410.184	75.43	30,940
Qualified XII (1.35)	376.982	75.04	28,289
Qualified XII (1.40)	5,724.027	74.65	427,299
Qualified XII (1.45)	1,262.533	74.26	93,756
Qualified XII (1.50)	232.050	73.88	17,144
Qualified XIII	1,343.163	78.22	105,062
Qualified XV	4,767.124	78.22	372,884
Qualified XVI	24,152.396	73.88	1,784,379
Qualified XVII	4,700.998	75.82	356,430
Qualified XXI	32,657.585	79.45	2,594,645
Qualified XXVI	2,125.461	78.58	167,019
Qualified XXVII	1,331,557.297	51.30	68,308,889
Qualified XXXIV	7,829.593	11.61	90,902
Qualified XXXVIII	46,006.053	11.82	543,792
Qualified XLIII	9,773.870	11.61	113,475
Qualified LIV	63,965.345	27.07	1,731,542
Qualified LVI	63,742.095	27.67	1,763,744
	4,842,332.439		$ 325,715,028
Oppenheimer Gold & Special Minerals Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	2,144.569	$ 17.52	$ 37,573

Oppenheimer International Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP14	4,149.428	$ 10.76	$ 44,648
ING MAP PLUS NP17	85.367	10.75	918
ING MAP PLUS NP18	122.790	10.75	1,320
ING MAP PLUS NP20	359.319	10.74	3,859
ING MAP PLUS NP26	114.201	10.71	1,223
	4,831.105		$ 51,968

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Global Securities/VA
Contracts in accumulation period:
ING MAP PLUS NP11	80.257	$ 15.04	$ 1,207
ING MAP PLUS NP29	0.042	14.14	1
Qualified VI	4,832.286	23.25	112,351
Qualified X (1.25)	25.926	23.25	603
Qualified XII (0.50)	112.695	25.57	2,882
Qualified XII (0.55)	4.354	25.33	110
Qualified XII (0.60)	19.376	25.18	488
Qualified XII (0.65)	36.805	25.02	921
Qualified XII (0.70)	3,209.722	24.86	79,794
Qualified XII (0.80)	110.547	24.61	2,721
Qualified XII (0.85)	567.513	24.46	13,881
Qualified XII (0.95)	198.952	24.15	4,805
Qualified XII (1.00)	1,087.822	24.00	26,108
Qualified XII (1.10)	126.294	23.69	2,992
Qualified XII (1.15)	358.550	23.54	8,440
Qualified XII (1.20)	19.657	23.39	460
Qualified XII (1.25)	87.155	23.25	2,026
Qualified XII (1.40)	0.028	22.81	1
Qualified XII (1.50)	12.695	22.52	286
Qualified XVII	917.993	23.25	21,343
	11,808.669		$ 281,420
Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts	8,468.075	$8.65 to $9.82	$ 74,387

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
ING Custom Choice 62	572.688	$ 13.17	$ 7,542
Qualified V	1,369.933	13.05	17,878
Qualified VI	235,383.593	13.17	3,100,002
Qualified X (1.15)	8,234.464	15.10	124,340
Qualified X (1.25)	16,140.798	15.00	242,112
Qualified XII (0.25)	2,688.981	13.94	37,484
Qualified XII (0.30)	3,032.312	13.90	42,149
Qualified XII (0.40)	6,893.874	13.82	95,273
Qualified XII (0.50)	29,917.550	13.74	411,067
Qualified XII (0.55)	45,480.289	13.70	623,080
Qualified XII (0.60)	2,008.749	13.67	27,460
Qualified XII (0.65)	29,361.301	13.63	400,195
Qualified XII (0.70)	5,766.172	13.59	78,362
Qualified XII (0.75)	20,029.478	13.55	271,399
Qualified XII (0.80)	8,601.155	13.51	116,202
Qualified XII (0.85)	57,247.186	13.47	771,120
Qualified XII (0.90)	5,215.682	13.43	70,047
Qualified XII (0.95)	45,192.768	13.40	605,583
Qualified XII (1.00)	142,712.029	13.36	1,906,633

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Main Street Small Cap Fund®/VA
(continued)
Qualified XII (1.05)	3,841.516	$ 13.32	$ 51,169
Qualified XII (1.10)	15,979.678	13.28	212,210
Qualified XII (1.15)	3,692.424	13.24	48,888
Qualified XII (1.20)	2,930.663	13.21	38,714
Qualified XII (1.25)	18,527.637	13.17	244,009
Qualified XII (1.30)	645.878	13.13	8,480
Qualified XII (1.35)	135.449	13.09	1,773
Qualified XII (1.40)	793.391	13.06	10,362
Qualified XII (1.45)	262.689	13.02	3,420
Qualified XIII	23.267	13.40	312
Qualified XV	5,107.231	13.40	68,437
Qualified XVI	7,913.124	12.98	102,712
Qualified XVIII	2,084.949	15.25	31,795
Qualified XXVI	69.828	13.43	938
Qualified XXXII	914.517	15.00	13,718
Qualified XXXIV	2,246.425	9.76	21,925
Qualified XXXVIII	6,402.111	9.94	63,637
Qualified XLIII	1,088.916	9.77	10,639
Qualified LIV	15,835.970	13.67	216,478
Qualified LVI	9,060.431	13.98	126,665
	763,405.096		$ 10,224,209
Oppenheimer Small- & Mid-Cap Growth Fund/VA
Currently payable annuity contracts	2,825.693	$4.53 to $9.07	$ 14,696

Oppenheimer Strategic Bond Fund/VA
Contracts in accumulation period:
Qualified VI	1,613.559	$ 18.43	$ 29,738
Qualified XII (0.55)	13.869	20.15	279
Qualified XII (0.60)	0.214	20.03	4
Qualified XII (0.65)	164.619	19.90	3,276
Qualified XII (0.70)	3,607.170	19.77	71,314
Qualified XII (0.95)	32.469	19.15	622
Qualified XII (1.00)	369.239	19.03	7,027
	5,801.139		$ 112,260
Pax World Balanced Fund - Individual Investor Class
Contracts in accumulation period:
ING Custom Choice 62	7,374.818	$ 12.59	$ 92,849
ING MAP PLUS NP1	13,653.104	13.25	180,904
ING MAP PLUS NP8	38,585.172	12.94	499,292
ING MAP PLUS NP9	2.153	12.89	28
ING MAP PLUS NP10	7,942.271	12.85	102,058
ING MAP PLUS NP11	16,025.067	12.80	205,121
ING MAP PLUS NP12	15,187.346	12.76	193,791
ING MAP PLUS NP14	21.990	12.67	279
ING MAP PLUS NP15	5,446.409	12.63	68,788
ING MAP PLUS NP17	3,330.036	12.54	41,759

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced Fund - Individual Investor
Class (continued)
ING MAP PLUS NP18	1.874	$ 12.50	$ 23
ING MAP PLUS NP20	12,054.371	12.41	149,595
ING MAP PLUS NP23	816.665	12.28	10,029
ING MAP PLUS NP24	126.869	12.24	1,553
ING MAP PLUS NP25	3,860.448	12.20	47,097
ING MAP PLUS NP26	4,583.785	12.16	55,739
ING MAP PLUS NP28	167.142	12.07	2,017
ING MAP PLUS NP30	66.904	11.99	802
Qualified V	260.049	11.58	3,011
Qualified VI	848,392.251	11.77	9,985,577
Qualified XII (0.00)	597.496	13.40	8,006
Qualified XII (0.25)	9,262.664	13.06	120,970
Qualified XII (0.30)	2,302.394	12.99	29,908
Qualified XII (0.40)	48,953.181	12.86	629,538
Qualified XII (0.50)	201,644.456	12.72	2,564,917
Qualified XII (0.55)	86,562.561	12.66	1,095,882
Qualified XII (0.60)	7,066.231	12.59	88,964
Qualified XII (0.65)	26,858.174	12.53	336,533
Qualified XII (0.70)	15,643.397	12.46	194,917
Qualified XII (0.75)	125,495.470	12.40	1,556,144
Qualified XII (0.80)	31,746.889	12.33	391,439
Qualified XII (0.85)	201,785.840	12.27	2,475,912
Qualified XII (0.90)	35,451.410	12.21	432,862
Qualified XII (0.95)	239,970.589	12.14	2,913,243
Qualified XII (1.00)	1,136,584.421	12.08	13,729,940
Qualified XII (1.05)	16,400.613	12.02	197,135
Qualified XII (1.10)	28,123.508	11.96	336,357
Qualified XII (1.15)	33,813.973	11.89	402,048
Qualified XII (1.20)	5,551.878	11.83	65,679
Qualified XII (1.25)	67,368.376	11.77	792,926
Qualified XII (1.30)	991.271	11.71	11,608
Qualified XII (1.35)	105.670	11.65	1,231
Qualified XII (1.40)	16,672.061	11.59	193,229
Qualified XII (1.45)	2,298.999	11.53	26,507
Qualified XVI	32,677.351	11.47	374,809
Qualified XVII	951.099	11.77	11,194
Qualified XXI	11,280.910	12.33	139,094
Qualified XXVI	1,759.278	12.20	21,463
Qualified XXVII	969,286.349	12.11	11,738,058
Qualified XXXIV	1,856.604	9.21	17,099
Qualified XXXVIII	6,064.454	9.38	56,885
Qualified XLIII	495.064	9.22	4,564
Qualified LIV	4,595.409	11.97	55,007
Qualified LVI	5,390.986	12.24	65,986
	4,353,507.750		$ 52,720,366

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ING Custom Choice 62	6,014.615	$ 13.27	$ 79,814
ING Custom Choice 65	1,416.850	13.14	18,617
ING MAP PLUS NP6	10,870.974	13.29	144,475
ING MAP PLUS NP9	3,318.005	13.20	43,798
ING MAP PLUS NP11	11,024.482	13.14	144,862
ING MAP PLUS NP12	176.244	13.11	2,311
ING MAP PLUS NP13	767.554	13.08	10,040
ING MAP PLUS NP14	41,504.937	13.05	541,639
ING MAP PLUS NP15	5,055.445	13.02	65,822
ING MAP PLUS NP17	103.860	12.96	1,346
ING MAP PLUS NP18	4,445.577	12.92	57,437
ING MAP PLUS NP22	11,112.880	12.80	142,245
ING MAP PLUS NP23	397.912	12.77	5,081
ING MAP PLUS NP26	8,365.880	12.69	106,163
ING MAP PLUS NP28	1,153.008	12.63	14,562
ING MAP PLUS NP29	474.567	12.60	5,980
Qualified V	451.673	13.39	6,048
Qualified VI	1,632,382.574	13.54	22,102,460
Qualified X (1.15)	50,020.365	13.18	659,268
Qualified X (1.25)	177,481.203	13.10	2,325,004
Qualified XII (0.00)	32,929.122	14.71	484,387
Qualified XII (0.05)	240,367.620	14.69	3,531,000
Qualified XII (0.25)	25,892.912	14.47	374,670
Qualified XII (0.30)	14,362.031	14.42	207,100
Qualified XII (0.35)	1,444.774	14.38	20,776
Qualified XII (0.40)	341,028.859	14.33	4,886,944
Qualified XII (0.50)	1,422,720.713	14.23	20,245,316
Qualified XII (0.55)	147,160.191	14.18	2,086,732
Qualified XII (0.60)	37,556.970	14.14	531,056
Qualified XII (0.65)	78,169.971	14.09	1,101,415
Qualified XII (0.70)	73,348.593	14.04	1,029,814
Qualified XII (0.75)	1,006,391.047	14.00	14,089,475
Qualified XII (0.80)	152,794.248	13.95	2,131,480
Qualified XII (0.85)	400,758.781	13.90	5,570,547
Qualified XII (0.90)	59,405.916	13.86	823,366
Qualified XII (0.95)	318,136.846	13.81	4,393,470
Qualified XII (1.00)	2,801,041.725	13.77	38,570,345
Qualified XII (1.05)	36,159.180	13.72	496,104
Qualified XII (1.10)	43,357.485	13.67	592,697
Qualified XII (1.15)	59,036.317	13.63	804,665
Qualified XII (1.20)	9,747.243	13.58	132,368
Qualified XII (1.25)	130,782.162	13.54	1,770,790
Qualified XII (1.30)	702.493	13.49	9,477
Qualified XII (1.40)	13,918.622	13.40	186,510
Qualified XII (1.45)	109.613	13.36	1,464
Qualified XII (1.50)	758.557	13.31	10,096

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO Real Return Portfolio - Administrative
Class (continued)
Qualified XV	2,927.825	$ 13.81	$ 40,433
Qualified XVI	42,177.495	13.31	561,382
Qualified XVII	1,633.558	13.64	22,282
Qualified XVIII	18,253.958	13.31	242,960
Qualified XXI	40,714.630	13.95	567,969
Qualified XXVI	320.404	13.89	4,450
Qualified XXVIII	2,017,929.898	12.39	25,002,151
Qualified XXXII	403.538	13.10	5,286
Qualified XXXIII (0.65)	21,452.545	13.81	296,260
Qualified XXXIV	839.513	12.01	10,083
Qualified XXXVIII	18,202.188	12.24	222,795
Qualified XLIII	2,123.129	12.02	25,520
Qualified LIV	24,613.018	12.94	318,492
Qualified LVI	26,900.735	13.23	355,897
	11,633,113.030		$ 158,234,996
Pioneer High Yield Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	120,622.171	$ 15.09	$ 1,820,189
ING MAP PLUS NP4	11,008.559	14.93	164,358
ING MAP PLUS NP6	18,257.066	14.83	270,752
ING MAP PLUS NP8	22,120.389	14.73	325,833
ING MAP PLUS NP9	35,389.694	14.68	519,521
ING MAP PLUS NP10	17,477.187	14.63	255,691
ING MAP PLUS NP11	7,894.143	14.58	115,097
ING MAP PLUS NP12	227.978	14.53	3,313
ING MAP PLUS NP13	4,610.972	14.48	66,767
ING MAP PLUS NP14	16,386.486	14.43	236,457
ING MAP PLUS NP15	8,815.195	14.38	126,762
ING MAP PLUS NP17	3,043.039	14.28	43,455
ING MAP PLUS NP18	156.579	14.23	2,228
ING MAP PLUS NP19	7,811.128	14.18	110,762
ING MAP PLUS NP20	27,677.401	14.13	391,082
ING MAP PLUS NP21	7,360.009	14.08	103,629
ING MAP PLUS NP22	1,549.029	14.03	21,733
ING MAP PLUS NP23	3,703.582	13.98	51,776
ING MAP PLUS NP24	1,642.244	13.94	22,893
ING MAP PLUS NP25	11,971.304	13.89	166,281
ING MAP PLUS NP26	512.027	13.84	7,086
ING MAP PLUS NP27	2,764.439	13.79	38,122
ING MAP PLUS NP28	3,141.160	13.75	43,191
ING MAP PLUS NP29	530.231	13.70	7,264
ING MAP PLUS NP30	307.775	13.65	4,201
ING MAP PLUS NP32	2,664.381	13.56	36,129
ING MAP PLUS NP36	105.508	13.37	1,411
	337,749.676		$ 4,955,983

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	1,507.527	$ 10.37	$ 15,633
ING Custom Choice 65	4,278.091	10.70	45,776
ING MAP PLUS NP8	3,263.825	10.60	34,597
ING MAP PLUS NP11	3,523.927	10.54	37,142
ING MAP PLUS NP14	1,338.501	10.48	14,027
ING MAP PLUS NP15	1,299.745	10.46	13,595
ING MAP PLUS NP16	1,419.441	10.44	14,819
ING MAP PLUS NP17	125.098	10.42	1,304
ING MAP PLUS NP18	8.409	10.40	87
ING MAP PLUS NP22	396.500	10.33	4,096
ING MAP PLUS NP23	64.094	10.31	661
ING MAP PLUS NP24	159.672	10.29	1,643
ING MAP PLUS NP26	640.589	10.25	6,566
ING MAP PLUS NP27	4,867.176	10.23	49,791
Qualified VI	666,365.810	10.37	6,910,213
Qualified XII (0.00)	763.762	10.86	8,294
Qualified XII (0.05)	56,630.553	10.86	615,008
Qualified XII (0.25)	40,120.188	10.76	431,693
Qualified XII (0.30)	19,486.818	10.74	209,288
Qualified XII (0.40)	16,696.727	10.70	178,655
Qualified XII (0.50)	291,843.490	10.66	3,111,052
Qualified XII (0.55)	8,639.995	10.64	91,930
Qualified XII (0.60)	8,850.444	10.62	93,992
Qualified XII (0.65)	13,249.673	10.60	140,447
Qualified XII (0.70)	12,172.181	10.58	128,782
Qualified XII (0.75)	422,576.884	10.56	4,462,412
Qualified XII (0.80)	227,814.356	10.54	2,401,163
Qualified XII (0.85)	177,578.011	10.53	1,869,896
Qualified XII (0.90)	11,496.893	10.51	120,832
Qualified XII (0.95)	140,305.272	10.49	1,471,802
Qualified XII (1.00)	416,859.124	10.47	4,364,515
Qualified XII (1.05)	10,346.104	10.45	108,117
Qualified XII (1.10)	19,561.912	10.43	204,031
Qualified XII (1.15)	16,866.966	10.41	175,585
Qualified XII (1.20)	5,399.834	10.39	56,104
Qualified XII (1.25)	41,439.123	10.37	429,724
Qualified XII (1.30)	14.065	10.35	146
Qualified XII (1.35)	40.902	10.33	423
Qualified XII (1.40)	2,112.941	10.32	21,806
Qualified XII (1.45)	308.117	10.30	3,174
Qualified XII (1.50)	80.801	10.28	831
Qualified XV	2,223.252	10.49	23,322
Qualified XVI	20,057.965	10.28	206,196
Qualified XVII	1,112.076	10.38	11,543
Qualified XXVI	2,867.411	10.56	30,280
Qualified XXXIV	2,031.905	8.20	16,662

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Emerging Markets VCT Portfolio - Class I
(continued)
Qualified XXXVIII	3,429.319	$ 8.35	$ 28,635
Qualified XLIII	2,117.246	8.21	17,383
Qualified LIV	8,380.127	10.54	88,327
Qualified LVI	43,074.869	10.77	463,916
	2,735,807.711		$ 28,735,916
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	200.962	$ 14.61	$ 2,936
ING Custom Choice 65	127.484	14.47	1,845
Qualified V	834.590	14.00	11,684
Qualified VI	392,164.840	14.15	5,549,132
Qualified X (1.15)	27,493.131	14.31	393,427
Qualified X (1.25)	33,366.613	14.22	474,473
Qualified XII (0.25)	45,663.280	15.12	690,429
Qualified XII (0.30)	6,327.399	15.07	95,354
Qualified XII (0.35)	174.113	15.02	2,615
Qualified XII (0.40)	31,728.618	14.97	474,977
Qualified XII (0.50)	7,352.539	14.87	109,332
Qualified XII (0.55)	21,893.080	14.82	324,455
Qualified XII (0.60)	24,390.804	14.77	360,252
Qualified XII (0.65)	23,360.564	14.72	343,868
Qualified XII (0.70)	11,511.877	14.67	168,879
Qualified XII (0.75)	22,202.075	14.63	324,816
Qualified XII (0.80)	19,867.726	14.58	289,671
Qualified XII (0.85)	62,842.669	14.53	913,104
Qualified XII (0.90)	33,296.621	14.48	482,135
Qualified XII (0.95)	87,979.024	14.43	1,269,537
Qualified XII (1.00)	604,739.969	14.38	8,696,161
Qualified XII (1.05)	9,674.806	14.34	138,737
Qualified XII (1.10)	11,553.290	14.29	165,097
Qualified XII (1.15)	14,217.530	14.24	202,458
Qualified XII (1.20)	3,053.866	14.19	43,334
Qualified XII (1.25)	37,918.681	14.15	536,549
Qualified XII (1.30)	516.809	14.10	7,287
Qualified XII (1.35)	440.152	14.05	6,184
Qualified XII (1.40)	5,432.285	14.00	76,052
Qualified XII (1.45)	285.725	13.96	3,989
Qualified XII (1.50)	844.343	13.91	11,745
Qualified XV	1,556.199	14.43	22,456
Qualified XVI	28,029.013	13.91	389,884
Qualified XVIII	912.555	14.45	13,186
Qualified XXVI	314.156	14.51	4,558
Qualified XXXII	141.856	14.22	2,017
Qualified XXXIV	6,048.590	11.81	71,434
Qualified XXXVIII	6,588.655	12.03	79,262
Qualified XLIII	375.502	11.82	4,438
Qualified LIV	4,413.755	14.26	62,940
Qualified LVI	11,578.901	14.58	168,820
	1,601,414.647		$ 22,989,509

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Diversified Equity Income Fund - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP4	5,954.272	$ 9.12	$ 54,303
ING MAP PLUS NP15	7,627.314	8.98	68,493
ING MAP PLUS NP17	4,145.902	8.96	37,147
	17,727.488		$ 159,943
Columbia Diversified Equity Income Fund - Class R-4
Contracts in accumulation period:
Qualified VI	151,439.116	$ 8.91	$ 1,349,323
Qualified XII (0.00)	5,578.580	9.21	51,379
Qualified XII (0.25)	47,729.672	9.15	436,726
Qualified XII (0.30)	4,647.159	9.14	42,475
Qualified XII (0.40)	19,995.993	9.12	182,363
Qualified XII (0.50)	31,276.693	9.09	284,305
Qualified XII (0.55)	4,560.252	9.08	41,407
Qualified XII (0.65)	21,610.870	9.06	195,794
Qualified XII (0.70)	3,915.527	9.04	35,396
Qualified XII (0.75)	20,773.415	9.03	187,584
Qualified XII (0.80)	22,093.384	9.02	199,282
Qualified XII (0.85)	49,937.345	9.01	449,935
Qualified XII (0.90)	2,731.788	9.00	24,586
Qualified XII (0.95)	22,439.453	8.98	201,506
Qualified XII (1.00)	54,815.915	8.97	491,699
Qualified XII (1.05)	1,243.507	8.96	11,142
Qualified XII (1.10)	5,104.583	8.95	45,686
Qualified XII (1.15)	4,049.903	8.94	36,206
Qualified XII (1.20)	3,065.028	8.93	27,371
Qualified XII (1.25)	14,608.007	8.91	130,157
Qualified XII (1.30)	200.078	8.90	1,781
Qualified XII (1.50)	1,128.944	8.85	9,991
Qualified XIII	706.698	8.98	6,346
Qualified XVI	2,812.494	8.85	24,891
Qualified XXI	61,803.579	9.02	557,468
Qualified XXXIV	226.686	9.05	2,052
Qualified XXXVIII	2,792.624	9.21	25,720
Qualified LIV	30,366.305	9.02	273,904
Qualified LVI	316.713	9.15	2,898
	591,970.311		$ 5,329,373

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
SMALLCAP World Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	143.721	$ 10.20	$ 1,466
ING Custom Choice 65	2,684.727	10.43	28,002
Qualified VI	249,646.388	10.20	2,546,393
Qualified XII (0.25)	6,334.228	10.48	66,383
Qualified XII (0.30)	7,683.911	10.46	80,374
Qualified XII (0.35)	269.001	10.45	2,811
Qualified XII (0.40)	45,456.573	10.43	474,112
Qualified XII (0.50)	8,614.186	10.41	89,674
Qualified XII (0.55)	4,880.155	10.39	50,705
Qualified XII (0.60)	17,920.566	10.38	186,015
Qualified XII (0.65)	1,024.157	10.36	10,610
Qualified XII (0.70)	5,035.902	10.35	52,122
Qualified XII (0.75)	24,782.627	10.34	256,252
Qualified XII (0.80)	29,366.068	10.32	303,058
Qualified XII (0.85)	32,024.985	10.31	330,178
Qualified XII (0.90)	10,709.426	10.30	110,307
Qualified XII (0.95)	24,839.592	10.28	255,351
Qualified XII (1.00)	155,560.580	10.27	1,597,607
Qualified XII (1.05)	2,755.985	10.26	28,276
Qualified XII (1.10)	11,284.105	10.24	115,549
Qualified XII (1.15)	5,575.299	10.23	57,035
Qualified XII (1.20)	659.882	10.22	6,744
Qualified XII (1.25)	16,089.208	10.20	164,110
Qualified XII (1.40)	83.410	10.16	847
Qualified XII (1.50)	1,085.929	10.13	11,000
Qualified XV	892.607	10.28	9,176
Qualified XVI	1,941.213	10.13	19,664
Qualified XXXIV	869.411	10.35	8,998
Qualified XXXVIII	76.381	10.54	805
Qualified XLIII	30.411	10.36	315
Qualified LIV	4,479.372	10.32	46,227
Qualified LVI	8,166.573	10.48	85,586
	680,966.579		$ 6,995,752
T. Rowe Price Mid-Cap Value Fund - R Class
Contracts in accumulation period:
ING MAP PLUS NP3	1,061.644	$ 16.44	$ 17,453
ING MAP PLUS NP8	79.840	16.16	1,290
ING MAP PLUS NP9	3,091.033	16.10	49,766
ING MAP PLUS NP12	759.783	15.93	12,103
ING MAP PLUS NP14	22,427.130	15.83	355,021
ING MAP PLUS NP17	1,094.662	15.66	17,142
ING MAP PLUS NP19	3,446.336	15.55	53,591
ING MAP PLUS NP20	17,492.126	15.50	271,128
ING MAP PLUS NP22	246.661	15.39	3,796
ING MAP PLUS NP23	368.286	15.34	5,650
ING MAP PLUS NP26	64.027	15.18	972
ING MAP PLUS NP27	1,014.316	15.13	15,347
	51,145.844		$ 803,259

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
T. Rowe Price Value Fund - Advisor Class
Contracts in accumulation period:
Qualified XII (1.00)	15,428.507	$ 10.56	$ 162,925

Templeton Foreign Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP4	36.846	$ 15.34	$ 565
ING MAP PLUS NP8	161.254	15.13	2,440
ING MAP PLUS NP9	14,184.208	15.07	213,756
ING MAP PLUS NP10	22,754.296	15.02	341,770
ING MAP PLUS NP11	11,520.914	14.97	172,468
ING MAP PLUS NP12	1,488.080	14.92	22,202
ING MAP PLUS NP13	1,984.996	14.87	29,517
ING MAP PLUS NP14	3,481.215	14.82	51,592
ING MAP PLUS NP16	596.886	14.71	8,780
ING MAP PLUS NP17	3,933.731	14.66	57,668
ING MAP PLUS NP18	396.197	14.61	5,788
ING MAP PLUS NP21	8,124.124	14.46	117,475
ING MAP PLUS NP22	105.483	14.41	1,520
ING MAP PLUS NP23	3,833.527	14.36	55,049
ING MAP PLUS NP26	793.532	14.22	11,284
ING MAP PLUS NP32	796.278	13.92	11,084
	74,191.567		$ 1,102,958
Templeton Global Bond Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	15,015.705	$ 18.99	$ 285,148
ING Custom Choice 65	763.731	17.29	13,205
Qualified V	3,402.252	18.49	62,908
Qualified VI	2,717,505.983	18.69	50,790,187
Qualified XII (0.00)	7,008.455	31.04	217,542
Qualified XII (0.05)	2,358.615	30.54	72,032
Qualified XII (0.10)	6.199	30.75	191
Qualified XII (0.25)	28,543.038	30.31	865,139
Qualified XII (0.30)	28,204.930	30.17	850,943
Qualified XII (0.35)	1,236.467	30.03	37,131
Qualified XII (0.40)	185,170.984	29.89	5,534,761
Qualified XII (0.50)	1,012,846.936	29.61	29,990,398
Qualified XII (0.55)	54,637.716	29.47	1,610,173
Qualified XII (0.60)	40,231.564	29.33	1,179,992
Qualified XII (0.65)	67,679.716	29.19	1,975,571
Qualified XII (0.70)	61,322.399	29.05	1,781,416
Qualified XII (0.75)	830,033.612	28.91	23,996,272
Qualified XII (0.80)	156,623.975	28.78	4,507,638
Qualified XII (0.85)	648,906.566	19.19	12,452,517
Qualified XII (0.90)	54,530.169	28.51	1,554,655
Qualified XII (0.95)	629,962.974	19.06	12,007,094
Qualified XII (1.00)	2,427,527.248	19.00	46,123,018
Qualified XII (1.05)	44,246.072	18.94	838,021

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Templeton Global Bond Fund - Class A (continued)
Qualified XII (1.10)	51,024.785	$ 18.87	$ 962,838
Qualified XII (1.15)	71,486.584	18.81	1,344,663
Qualified XII (1.20)	23,230.756	18.75	435,577
Qualified XII (1.25)	164,241.852	18.69	3,069,680
Qualified XII (1.30)	80.069	18.62	1,491
Qualified XII (1.35)	1,210.409	18.56	22,465
Qualified XII (1.40)	13,155.880	18.50	243,384
Qualified XII (1.45)	1,614.869	18.44	29,778
Qualified XII (1.50)	1,279.475	18.38	23,517
Qualified XIII	2,826.735	19.06	53,878
Qualified XV	5,185.960	19.06	98,844
Qualified XVI	73,561.275	18.38	1,352,056
Qualified XVII	3,151.271	18.83	59,338
Qualified XXI	21,241.085	19.26	409,103
Qualified XXVI	2,875.376	19.17	55,121
Qualified XXXIV	4,661.336	13.96	65,072
Qualified XXXVIII	31,461.956	14.22	447,389
Qualified XLIII	2,426.279	13.97	33,895
Qualified LIV	81,641.179	17.03	1,390,349
Qualified LVI	54,527.234	17.41	949,319
	9,628,649.671		$ 207,793,709
Diversified Value Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	5,970.240	$ 12.85	$ 76,718
ING MAP PLUS NP29	807.425	11.98	9,673
	6,777.665		$ 86,391
Equity Income Portfolio
Contracts in accumulation period:
ING MAP PLUS NP11	13,526.817	$ 12.78	$ 172,873
ING MAP PLUS NP14	273.709	12.66	3,465
ING MAP PLUS NP15	9,561.478	12.61	120,570
ING MAP PLUS NP29	538.277	12.04	6,481
	23,900.281		$ 303,389
Small Company Growth Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	541.606	$ 14.29	$ 7,740
ING MAP PLUS NP11	1,930.306	14.14	27,295
ING MAP PLUS NP14	3,360.628	14.00	47,049
ING MAP PLUS NP15	250.848	13.96	3,502
ING MAP PLUS NP29	1,818.851	13.32	24,227
	7,902.239		$ 109,813

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger International
Contracts in accumulation period:
ING Custom Choice 62	1,067.719	$ 10.27	$ 10,965
ING Custom Choice 65	3,399.224	10.60	36,032
ING MAP PLUS NP6	2,828.535	10.58	29,926
ING MAP PLUS NP8	13,486.793	10.54	142,151
ING MAP PLUS NP12	239.120	10.46	2,501
ING MAP PLUS NP17	1,768.655	10.37	18,341
ING MAP PLUS NP18	3,358.900	10.35	34,765
ING MAP PLUS NP22	2,621.209	10.27	26,920
ING MAP PLUS NP23	186.147	10.25	1,908
ING MAP PLUS NP26	1,597.965	10.20	16,299
ING MAP PLUS NP27	4,112.470	10.18	41,865
ING MAP PLUS NP28	2,876.237	10.16	29,223
Qualified VI	423,413.678	10.27	4,348,458
Qualified XII (0.00)	140.873	10.75	1,514
Qualified XII (0.05)	25,680.047	10.75	276,061
Qualified XII (0.10)	94.934	10.72	1,018
Qualified XII (0.25)	6,894.380	10.66	73,494
Qualified XII (0.30)	9,673.677	10.64	102,928
Qualified XII (0.40)	26,700.967	10.60	283,030
Qualified XII (0.50)	681,129.270	10.56	7,192,725
Qualified XII (0.55)	6,239.169	10.54	65,761
Qualified XII (0.60)	839.630	10.52	8,833
Qualified XII (0.65)	10,340.652	10.50	108,577
Qualified XII (0.70)	7,375.508	10.48	77,295
Qualified XII (0.75)	272,508.274	10.46	2,850,437
Qualified XII (0.80)	48,365.181	10.44	504,932
Qualified XII (0.85)	275,242.429	10.42	2,868,026
Qualified XII (0.90)	8,038.225	10.41	83,678
Qualified XII (0.95)	64,560.029	10.39	670,779
Qualified XII (1.00)	437,431.499	10.37	4,536,165
Qualified XII (1.05)	6,993.129	10.35	72,379
Qualified XII (1.10)	9,020.766	10.33	93,185
Qualified XII (1.15)	18,722.584	10.31	193,030
Qualified XII (1.20)	3,199.925	10.29	32,927
Qualified XII (1.25)	37,896.848	10.27	389,201
Qualified XII (1.40)	3,209.053	10.22	32,797
Qualified XII (1.45)	371.598	10.20	3,790
Qualified XII (1.50)	1,163.615	10.18	11,846
Qualified XV	2,647.144	10.39	27,504
Qualified XVI	11,303.424	10.18	115,069
Qualified XVII	945.235	10.28	9,717
Qualified XXI	13,547.021	10.44	141,431
Qualified XXVI	473.767	10.46	4,956
Qualified XXXVIII	1,968.153	9.59	18,875
Qualified XLIII	113.856	9.42	1,073
Qualified LIV	25,065.148	10.44	261,680
Qualified LVI	4,105.506	10.67	43,806
	2,482,958.168		$ 25,897,873

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger Select
Contracts in accumulation period:
ING Custom Choice 62	4,320.356	$ 16.92	$ 73,100
ING Custom Choice 65	2,038.672	16.66	33,964
ING MAP PLUS NP15	6,722.901	13.40	90,087
ING MAP PLUS NP32	12.111	13.30	161
Qualified V	153.173	16.23	2,486
Qualified VI	1,320,344.304	16.40	21,653,647
Qualified X (1.15)	42,185.345	17.15	723,479
Qualified X (1.25)	61,267.264	17.04	1,043,994
Qualified XII (0.00)	448.143	17.83	7,990
Qualified XII (0.05)	206,819.511	17.80	3,681,387
Qualified XII (0.10)	19.559	17.71	346
Qualified XII (0.25)	120,047.076	17.54	2,105,626
Qualified XII (0.30)	12,185.099	17.48	212,996
Qualified XII (0.35)	1,499.952	17.42	26,129
Qualified XII (0.40)	22,095.270	17.36	383,574
Qualified XII (0.50)	916,219.413	17.25	15,804,785
Qualified XII (0.55)	99,455.774	17.19	1,709,645
Qualified XII (0.60)	6,247.294	17.13	107,016
Qualified XII (0.65)	788,982.627	17.07	13,467,933
Qualified XII (0.70)	64,884.865	17.02	1,104,340
Qualified XII (0.75)	335,314.899	16.96	5,686,941
Qualified XII (0.80)	75,495.316	16.90	1,275,871
Qualified XII (0.85)	404,307.228	16.85	6,812,577
Qualified XII (0.90)	27,833.300	16.79	467,321
Qualified XII (0.95)	239,449.125	16.74	4,008,378
Qualified XII (1.00)	1,033,203.845	16.68	17,233,840
Qualified XII (1.05)	11,997.617	16.62	199,400
Qualified XII (1.10)	25,888.311	16.57	428,969
Qualified XII (1.15)	39,156.577	16.51	646,475
Qualified XII (1.20)	10,673.097	16.46	175,679
Qualified XII (1.25)	54,436.297	16.40	892,755
Qualified XII (1.30)	622.231	16.35	10,173
Qualified XII (1.35)	151.676	16.30	2,472
Qualified XII (1.40)	5,886.527	16.24	95,597
Qualified XII (1.45)	88.495	16.19	1,433
Qualified XII (1.50)	1,551.627	16.13	25,028
Qualified XV	2,766.439	16.74	46,310
Qualified XVI	24,149.526	16.13	389,532
Qualified XVII	18.796	16.53	311
Qualified XVIII	7,758.612	17.31	134,302
Qualified XXI	33,583.188	16.90	567,556
Qualified XXVI	2,506.646	16.83	42,187
Qualified XXXIII (0.65)	14,371.728	17.60	252,942
Qualified XXXIV	2,761.683	9.95	27,479
Qualified XXXVIII	9,155.574	10.13	92,746
Qualified XLIII	1,552.338	9.95	15,446
Qualified LIV	49,238.830	16.42	808,502
Qualified LVI	17,698.688	16.78	296,984
	6,107,566.925		$ 102,869,891

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger USA
Contracts in accumulation period:
ING Custom Choice 62	1,925.077	$ 14.61	$ 28,125
ING Custom Choice 65	1,956.739	13.74	26,886
ING MAP PLUS NP11	1,249.570	16.37	20,455
ING MAP PLUS NP14	162.556	16.33	2,655
ING MAP PLUS NP23	69.862	16.21	1,132
Qualified V	22.843	14.22	325
Qualified VI	494,431.013	14.37	7,104,974
Qualified X (1.15)	6,911.226	15.15	104,705
Qualified X (1.25)	30,664.545	15.05	461,501
Qualified XII (0.00)	4,496.391	15.62	70,234
Qualified XII (0.05)	51,594.249	15.59	804,354
Qualified XII (0.10)	40.731	15.52	632
Qualified XII (0.25)	50,005.425	15.36	768,083
Qualified XII (0.30)	8,922.499	15.31	136,603
Qualified XII (0.35)	486.894	15.26	7,430
Qualified XII (0.40)	30,357.272	15.21	461,734
Qualified XII (0.50)	348,313.462	15.11	5,263,016
Qualified XII (0.55)	11,134.712	15.06	167,689
Qualified XII (0.60)	13,968.244	15.01	209,663
Qualified XII (0.65)	130,642.576	14.96	1,954,413
Qualified XII (0.70)	29,556.034	14.91	440,680
Qualified XII (0.75)	102,861.701	14.86	1,528,525
Qualified XII (0.80)	23,154.381	14.81	342,916
Qualified XII (0.85)	179,661.082	14.76	2,651,798
Qualified XII (0.90)	10,590.753	14.71	155,790
Qualified XII (0.95)	66,340.054	14.66	972,545
Qualified XII (1.00)	682,583.097	14.61	9,972,539
Qualified XII (1.05)	1,836.280	14.56	26,736
Qualified XII (1.10)	28,102.502	14.51	407,767
Qualified XII (1.15)	9,951.849	14.47	144,003
Qualified XII (1.20)	3,275.288	14.42	47,230
Qualified XII (1.25)	40,101.435	14.37	576,258
Qualified XII (1.30)	1,168.950	14.32	16,739
Qualified XII (1.35)	102.017	14.27	1,456
Qualified XII (1.40)	4,578.358	14.23	65,150
Qualified XII (1.45)	5,827.767	14.18	82,638
Qualified XII (1.50)	1,076.475	14.13	15,211
Qualified XV	496.394	14.66	7,277
Qualified XVI	12,677.179	14.13	179,129
Qualified XXI	10,656.831	14.81	157,828
Qualified XXVI	1,049.096	14.74	15,464
Qualified XXXIV	353.058	10.06	3,552
Qualified XXXVIII	8,731.461	10.25	89,497
Qualified XLIII	196.275	10.07	1,976
Qualified LIV	24,184.247	13.54	327,455
Qualified LVI	5,129.963	13.84	70,999
	2,441,598.413		$ 35,895,767

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	22,019.447	$ 12.13	$ 267,096
ING MAP PLUS NP8	1,599.106	11.84	18,933
ING MAP PLUS NP9	65,435.480	11.80	772,139
ING MAP PLUS NP10	32,226.545	11.75	378,662
ING MAP PLUS NP11	61,273.185	11.71	717,509
ING MAP PLUS NP12	1,742.674	11.67	20,337
ING MAP PLUS NP13	7,413.565	11.63	86,220
ING MAP PLUS NP14	71,516.779	11.59	828,879
ING MAP PLUS NP15	39,786.213	11.55	459,531
ING MAP PLUS NP17	3,268.945	11.47	37,495
ING MAP PLUS NP18	80.688	11.43	922
ING MAP PLUS NP19	7,713.552	11.39	87,857
ING MAP PLUS NP20	39,665.527	11.36	450,600
ING MAP PLUS NP21	6,464.529	11.32	73,178
ING MAP PLUS NP22	1,824.251	11.28	20,578
ING MAP PLUS NP23	11,635.851	11.24	130,787
ING MAP PLUS NP24	1,570.665	11.20	17,591
ING MAP PLUS NP25	2.625	11.16	29
ING MAP PLUS NP26	3,995.141	11.12	44,426
ING MAP PLUS NP27	3,309.421	11.08	36,668
ING MAP PLUS NP28	834.062	11.05	9,216
ING MAP PLUS NP29	1,792.786	11.01	19,739
ING MAP PLUS NP30	2,280.512	10.97	25,017
ING MAP PLUS NP32	1,053.378	10.89	11,471
	388,504.927		$ 4,514,880
Washington Mutual Investors FundSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	9,037.666	$ 11.72	$ 105,921
ING Custom Choice 65	64.435	11.62	749
Qualified V	2,170.100	11.35	24,631
Qualified VI	1,773,220.458	11.47	20,338,839
Qualified XII (0.25)	120,050.723	12.26	1,471,822
Qualified XII (0.30)	54,242.594	12.22	662,844
Qualified XII (0.40)	93,118.798	12.14	1,130,462
Qualified XII (0.50)	61,745.406	12.06	744,650
Qualified XII (0.55)	46,912.671	12.02	563,890
Qualified XII (0.60)	46,707.687	11.98	559,558
Qualified XII (0.65)	197,389.061	11.94	2,356,825
Qualified XII (0.70)	80,860.402	11.90	962,239
Qualified XII (0.75)	163,117.673	11.86	1,934,576
Qualified XII (0.80)	647,139.614	11.82	7,649,190
Qualified XII (0.85)	455,530.213	11.78	5,366,146
Qualified XII (0.90)	74,399.941	11.74	873,455
Qualified XII (0.95)	403,203.895	11.70	4,717,486
Qualified XII (1.00)	961,182.495	11.66	11,207,388
Qualified XII (1.05)	28,739.815	11.63	334,244

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. - Class R-4
(continued)
Qualified XII (1.10)	86,376.979	$ 11.59	$ 1,001,109
Qualified XII (1.15)	49,816.558	11.55	575,381
Qualified XII (1.20)	25,001.119	11.51	287,763
Qualified XII (1.25)	197,118.053	11.47	2,260,944
Qualified XII (1.30)	123.031	11.43	1,406
Qualified XII (1.35)	839.351	11.39	9,560
Qualified XII (1.40)	19,153.719	11.36	217,586
Qualified XII (1.45)	1,696.173	11.32	19,201
Qualified XIII	378.605	11.70	4,430
Qualified XV	5,019.343	11.70	58,726
Qualified XVI	36,818.418	11.28	415,312
Qualified XVII	1,843.761	11.56	21,314
Qualified XXVI	1,193.542	11.77	14,048
Qualified XXVII	1,399,928.013	11.14	15,595,198
Qualified XXXIV	4,494.032	8.54	38,379
Qualified XXXVIII	22,811.739	8.70	198,462
Qualified XLIII	588.956	8.54	5,030
Qualified LIV	45,490.808	11.45	520,870
Qualified LVI	19,117.466	11.70	223,674
	7,136,643.313		$ 82,473,308
Wells Fargo Advantage Small Cap Value Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	9,304.635	$ 12.65	$ 117,704

Wells Fargo Advantage Special Small Cap Values Fund -
Class A
Contracts in accumulation period:
ING MAP PLUS NP9	5,409.497	$ 15.01	$ 81,197
ING MAP PLUS NP14	383.371	14.76	5,659
ING MAP PLUS NP17	6,610.783	14.60	96,517
ING MAP PLUS NP20	7,278.559	14.45	105,175
ING MAP PLUS NP26	1,642.564	14.16	23,259
ING MAP PLUS NP27	249.690	14.11	3,523
Qualified V	362.167	22.23	8,051
Qualified VI	735,440.474	22.60	16,620,955
Qualified XII (0.10)	23.771	25.47	605
Qualified XII (0.25)	45,588.673	25.07	1,142,908
Qualified XII (0.30)	7,895.467	24.94	196,913
Qualified XII (0.40)	27,041.410	24.68	667,382
Qualified XII (0.50)	14,920.077	24.43	364,497
Qualified XII (0.55)	13,331.591	24.30	323,958
Qualified XII (0.60)	15,863.761	24.18	383,586
Qualified XII (0.65)	50,017.910	24.05	1,202,931
Qualified XII (0.70)	21,191.967	23.93	507,124
Qualified XII (0.75)	151,882.640	23.80	3,614,807
Qualified XII (0.80)	9,855.481	23.68	233,378
Qualified XII (0.85)	150,993.199	23.56	3,557,400
Qualified XII (0.90)	51,211.820	23.43	1,199,893

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage Special Small Cap Values Fund -
Class A (continued)
Qualified XII (0.95)	101,237.741	$ 23.31	$ 2,359,852
Qualified XII (1.00)	559,217.480	23.19	12,968,253
Qualified XII (1.05)	15,912.208	23.07	367,095
Qualified XII (1.10)	20,927.325	22.95	480,282
Qualified XII (1.15)	42,598.199	22.83	972,517
Qualified XII (1.20)	4,529.943	22.71	102,875
Qualified XII (1.25)	35,529.308	22.60	802,962
Qualified XII (1.30)	1,728.835	22.48	38,864
Qualified XII (1.35)	112.638	22.36	2,519
Qualified XII (1.40)	3,854.516	22.25	85,763
Qualified XII (1.45)	801.225	22.13	17,731
Qualified XII (1.50)	3.660	22.02	81
Qualified XVI	9,301.973	22.02	204,829
Qualified XVII	406.682	22.60	9,191
Qualified XXVII	2,168,778.414	22.98	49,838,528
Qualified XXXIV	1,868.453	10.04	18,759
Qualified XXXVIII	362.737	10.22	3,707
Qualified LIV	40,888.994	13.49	551,593
	4,325,255.203		$ 99,165,119

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Custom Choice 62

Group Contracts issued in connection with ING Custom Choice Special Pay product at
125 basis point charge.

ING Custom Choice 65

Group Contracts issued in connection with ING Custom Choice Original and Value product at 40 basis point charge.

ING Educator's Direct

Group Contracts issued in connection with ING Educator's Direct 403(b) program in
Delaware at a zero basis point charge, effective in 2009.

ING MAP PLUS

Group contracts issued in connection with ING MAP Plus NP, shown separately for differing daily asset charges.

Qualified I

Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate
Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code
("Code"); tax-deferred annuity plans established by the public school systems and tax-
exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to Section
408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group
Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

Qualified V

Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with
"Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the
Internal Revenue Code.

Qualified VI

Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans,
Retirement Plus plans and deferred compensation plans since August 28, 1992.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified VII

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Qualified I).

Qualified VIII

Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and
Deferred Compensation Plans adopted by state and local governments since June 30,
1993.

Qualified IX

Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

Qualified X

Individual retirement annuity and Simplified Employee Pension (“SEP”) plans issued or converted to ACES, an administrative system.

Qualified XII

Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code,
shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or
403(a) of the Internal Revenue Code.

Qualified XIII

Group Contracts issued in connection with ING Custom Choice Original and Value product at 95 basis point charge.

Qualified XV

Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

Qualified XVI

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Group AetnaPlus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

Qualified XVII

Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XVIII

Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May
29, 1997.

Qualified XIX

Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XX

Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XXI

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXII

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXVI

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVII

Group Contracts issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXVIII

Group Contracts issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXIX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXXII

Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

Qualified XXXIII

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 40 and 65 basis points.

Qualified XXXIV

Group Contracts issued in connection with ING Retirement Plus and ING Voluntary TDA products at 90 basis point charge.

Qualified XXXV

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 35 basis points.

Qualified XXXVI

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 55 and 80 basis points.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXXVIII

Group Contracts issued in connection with ING Retirement Plus and ING Voluntary TDA products at a zero basis point charge.

Qualified XLII

Group Contracts issued in connection with ING Custom Choice Original and Value product at a zero basis point charge.

Qualified XLIII

Group Contracts issued in connection with ING Custom Choice Original and Value product at 75 basis point charge.

Qualified LIV

Group Contracts issued in connection with ING Custom Choice Original and Value product at 80 basis point charge.

Qualified LVI

Group Contracts issued in connection with ING Custom Choice Original and Value product at 25 basis point charge.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Alger Green Fund - Class A
2010	114	$8.90	to	$14.36	$1,614	-	0.00%	to	1.50%	7.97% to	9.57%
2009	91	$8.26	to	$13.24	$1,064	(d)	0.00%	to	1.50%	(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
AllianceBernstein Growth and Income Fund, Inc. -
Class A
2010	18	$10.14	to	$10.79	$191	0.52%	0.60%	to	1.50%	11.39% to	12.40%
2009	21	$9.07	to	$9.60	$196	1.17%	0.60%	to	1.55%	19.03% to	20.15%
2008	19	$7.62	to	$7.94	$146	2.26%	0.70%	to	1.55%	-41.57% to	-41.19%
2007	9	$13.01	to	$13.50	$120	1.08%	0.70%	to	1.65%	3.75% to	4.39%
2006	5	$12.54	to	$12.76	$65	1.35%	1.05%	to	1.65%	15.48%
AllianceBernstein Growth and Income Portfolio -
Class A
2010	42	$10.93	to	$11.11	$457	-	1.00%	to	1.25%	11.64% to	12.00%
2009	44	$9.79	to	$9.92	$434	3.98%	1.00%	to	1.25%	19.39% to	19.52%
2008	45	$8.20	to	$8.30	$371	2.17%	1.00%	to	1.25%	-41.39% to	-41.18%
2007	46	$13.99	to	$14.11	$645	1.66%	1.00%	to	1.25%	3.78% to	4.06%
2006	41	$13.48	to	$13.56	$557	1.74%	1.00%	to	1.25%	15.91% to	15.97%
Allianz NFJ Dividend Value Fund - Class A
2010	19	$13.67	to	$13.74	$258	3.06%	0.70%	to	1.00%	11.96%
2009	11		$12.21		$134	(d)		1.00%		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Allianz NFJ Large-Cap Value Fund - Institutional
Class
2010	234	$7.78	to	$8.04	$1,879	2.62%	0.00%	to	1.25%	11.30%	to	12.76%
2009	165	$6.99	to	$7.13	$1,179	3.07%	0.00%	to	1.25%	14.78%	to	16.12%
2008	95	$6.09	to	$6.14	$580	(c)	0.00%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
Allianz NFJ Small-Cap Value Fund - Class A
2010	22	$17.05	to	$18.40	$398	1.04%	0.55%	to	1.65%	22.84%	to	24.05%
2009	39	$13.88	to	$14.77	$563	2.22%	0.60%	to	1.65%	22.70%	to	23.19%
2008	29	$11.64	to	$12.02	$336	1.27%	0.55%	to	1.20%	-27.34%	to	-27.09%
2007	28	$16.02	to	$16.30	$454	1.93%	0.75%	to	1.20%	4.84%	to	5.30%
2006	31	$15.28	to	$15.50	$477	1.87%	0.70%	to	1.20%	17.18%	to	17.59%
Amana Growth Fund
2010	1,503	$10.90	to	$14.33	$18,000	0.03%	0.00%	to	1.65%	14.12%	to	47.13%
2009	546	$9.55	to	$12.44	$5,651	-	0.00%	to	1.50%	32.34%
2008	5		$7.36		$36	(c)		0.05%			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
Amana Income Fund
2010	2,466	$10.87	to	$13.81	$29,407	1.54%	0.00%	to	1.55%	10.51%	to	35.39%
2009	976	$9.83	to	$12.44	$10,356	1.23%	0.00%	to	1.55%	23.52%
2008	6		$8.12		$46	(c)		0.05%			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
American Balanced Fund® - Class R-3
2010	497	$11.72	to	$13.05	$6,178	1.82%	0.00%	to	1.55%	11.01%	to	12.69%
2009	524	$10.63	to	$11.58	$5,796	2.47%	0.00%	to	1.45%	18.97%	to	20.75%
2008	439	$8.96	to	$9.59	$4,066	2.93%	0.00%	to	1.40%	-26.93%	to	-25.95%
2007	506	$12.24	to	$12.95	$6,361	2.43%	0.00%	to	1.45%	4.70%	to	5.95%
2006	422	$11.66	to	$12.12	$5,014	2.18%	0.20%	to	1.55%	9.69%	to	11.20%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Century Inflation-Adjusted Bond Fund -
Investor Class
2010	1,607	$11.02	to	$11.37	$17,967	2.49%	0.00%	to	1.90%	3.75%	to	5.47%
2009	846	$10.67	to	$10.78	$9,060	(d)	0.00%	to	1.65%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
American Century Income & Growth Fund - A Class
2010	509	$10.02	to	$30.99	$5,100	1.15%		1.00%		12.69%	to	12.71%
2009	523	$8.89	to	$27.50	$4,656	1.84%		1.00%		16.36%	to	16.43%
2008	484	$7.64	to	$23.62	$3,705	1.55%		1.00%		-35.46%	to	-35.42%
2007	471	$11.83	to	$36.60	$5,597	1.28%	1.00%	to	1.10%	-1.62%	to	-1.50%
2006	495	$12.01	to	$37.17	$5,990	1.59%	1.00%	to	1.10%	15.59%	to	15.70%
Ariel Appreciation Fund
2010	62	$12.40	to	$13.61	$833	-	0.75%	to	2.10%	17.20%	to	18.76%
2009	55	$10.58	to	$11.46	$622	0.20%	0.75%	to	2.10%	59.58%	to	61.70%
2008	57	$6.63	to	$7.09	$395	0.62%	0.75%	to	2.10%	-41.99%	to	-41.32%
2007	49	$11.43	to	$11.96	$578	0.50%	0.95%	to	2.10%	-3.27%	to	-2.29%
2006	52	$11.91	to	$12.24	$629	0.05%	0.95%	to	1.90%	8.87%	to	9.87%
Ariel Fund
2010	202	$11.52	to	$17.82	$2,518	-	0.00%	to	2.10%	23.35%	to	25.12%
2009	124	$9.68	to	$10.51	$1,271	-	0.70%	to	2.10%	60.42%	to	62.23%
2008	101	$6.14	to	$6.51	$638	1.36%	0.60%	to	1.80%	-49.17%	to	-48.54%
2007	68	$11.93	to	$12.65	$838	0.40%	0.60%	to	2.10%	-3.52%	to	-2.40%
2006	52	$12.51	to	$12.91	$660	-	0.70%	to	1.80%	8.48%	to	9.22%
Artisan International Fund - Investor Shares
2010	306	$7.98	to	$13.98	$2,510	0.92%	0.00%	to	1.50%	4.44%	to	5.87%
2009	233	$7.64	to	$13.31	$1,829	1.95%	0.00%	to	1.50%	37.66%	to	39.75%
2008	57	$5.55	to	$5.82	$324	(c)	0.00%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Aston/Optimum Mid Cap Fund - Class N
2010	249	$11.69	to	$11.79	$2,925	(e)	0.25%	to	1.50%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
BlackRock Equity Dividend Fund - Investor A Shares
2010	15		$11.80		$183	(e)		0.80%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
BlackRock Mid Cap Value Opportunities Fund -
Investor A Shares
2010	285	$15.57	to	$16.16	$4,516	-	0.00%	to	1.50%	24.01%	to	25.18%
2009	21	$12.58	to	$12.99	$263	(d)	0.40%	to	1.40%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
The Bond Fund of AmericaSM, Inc. - Class R-4
2010	780	$10.38	to	$10.80	$8,210	4.03%	0.00%	to	1.50%	5.70%	to	7.25%
2009	604	$9.82	to	$10.07	$5,982	4.37%	0.00%	to	1.50%	13.13%	to	14.82%
2008	222	$8.68	to	$8.77	$1,929	(c)	0.00%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
Calvert VP SRI Balanced Portfolio
2010	2,182	$9.38	to	$31.39	$45,223	1.41%	0.00%	to	1.50%	10.42%	to	12.09%
2009	2,270	$8.44	to	$28.29	$42,394	2.14%	0.00%	to	1.50%	23.43%	to	25.38%
2008	2,367	$6.80	to	$22.80	$35,890	2.51%	0.00%	to	1.95%	-32.37%	to	-31.38%
2007	2,618	$12.00	to	$33.54	$59,468	2.34%	0.00%	to	1.50%	1.21%	to	2.75%
2006	2,925	$11.75	to	$32.97	$65,397	2.25%	0.00%	to	1.50%	7.14%	to	8.80%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Capital World Growth & Income FundSM, Inc. -
Class R-3
2010	27	$13.56	to	$13.80	$363	2.65%	0.20%	to	1.25%	6.85% to	6.85%
2009	1	$12.84	to	$12.85	$14	(d)	0.50%	to	0.55%	(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
ColumbiaSM Acorn Fund® - Class A
2010	1	$13.20	to	$13.23	$9	(e)	0.95%	to	1.15%	(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
ColumbiaSM Acorn Fund® - Class Z
2010	631	$10.87	to	$11.24	$7,095	0.17%	0.00%	to	1.25%	24.37% to	26.01%
2009	275	$8.74	to	$8.92	$2,451	0.31%	0.00%	to	1.25%	37.85% to	39.59%
2008	126	$6.34	to	$6.39	$807	(c)	0.00%	to	1.25%	(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
Columbia Mid Cap Value Fund - Class A
2010	399	$9.54	to	$9.90	$3,877	1.20%	0.25%	to	1.65%	21.09% to	22.68%
2009	371	$7.90	to	$8.11	$2,961	0.84%	0.00%	to	1.60%	30.15% to	32.30%
2008	258	$6.07	to	$6.13	$1,575	(c)	0.00%	to	1.55%	(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
Columbia Mid Cap Value Fund - Class Z
2010	273	$9.82	to	$10.03	$2,739	1.48%	0.00%	to	0.80%	22.14% to	23.22%
2009	161	$8.04	to	$8.14	$1,314	1.07%	0.00%	to	0.80%	31.59% to	32.57%
2008	91	$6.11	to	$6.14	$561	(c)	0.00%	to	0.80%	(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
CRM Mid Cap Value Fund - Investor Shares
2010	16	$14.11 to	$14.37	$223	0.68%	0.45%	to	1.55%	17.78%	to	18.08%
2009	6	$12.15 to	$12.17	$70	(d)	0.45%	to	0.70%		(d)
2008	(d)	(d)		(d)	(d)		(d)			(d)
2007	(d)	(d)		(d)	(d)		(d)			(d)
2006	(d)	(d)		(d)	(d)		(d)			(d)
Dodge & Cox International Stock Fund
2010	-	$11.80		$4	(e)		1.35%			(e)
2009	(e)	(e)		(e)	(e)		(e)			(e)
2008	(e)	(e)		(e)	(e)		(e)			(e)
2007	(e)	(e)		(e)	(e)		(e)			(e)
2006	(e)	(e)		(e)	(e)		(e)			(e)
DWS Equity 500 Index Fund - Class S
2010	26	$13.53		$351	1.67%		1.00%		13.79%
2009	21	$11.89		$247	1.93%		1.00%		25.03%
2008	18	$9.51		$168	2.02%		1.00%		-37.72%
2007	15	$15.27		$228	2.03%		1.00%		4.30%
2006	11	$14.64		$167	1.85%		1.00%		14.46%
Eaton Vance Large-Cap Value Fund - Class R
2010	3	$13.20 to	$13.40	$38	-	0.20%	to	1.10%	9.09%	to	9.17%
2009	1	$12.21		$13	(d)	0.50%	to	0.55%		(d)
2008	(d)	(d)		(d)	(d)		(d)			(d)
2007	(d)	(d)		(d)	(d)		(d)			(d)
2006	(d)	(d)		(d)	(d)		(d)			(d)
EuroPacific Growth Fund® - Class R-3
2010	742	$16.06 to	$18.12	$12,954	1.19%	0.00%	to	1.75%	7.21%	to	9.09%
2009	721	$14.98 to	$16.61	$11,577	1.76%	0.00%	to	1.75%	36.31%	to	38.65%
2008	622	$10.99 to	$11.98	$7,252	1.89%	0.00%	to	1.75%	-41.76%	to	-40.69%
2007	486	$18.87 to	$20.20	$9,594	2.23%	0.00%	to	1.75%	16.70%	to	18.27%
2006	225	$16.29 to	$16.91	$3,767	1.95%	0.25%	to	1.55%	19.60%	to	21.13%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
EuroPacific Growth Fund® - Class R-4
2010	16,595	$8.81	to	$18.31	$279,835	1.48%	0.00%	to	1.50%	7.74%	to	9.40%
2009	15,890	$8.12	to	$16.80	$247,037	2.00%	0.00%	to	1.50%	37.08%	to	39.25%
2008	13,832	$5.88	to	$12.16	$155,758	2.22%	0.00%	to	1.50%	-41.44%	to	-40.56%
2007	11,118	$9.92	to	$20.24	$212,894	2.15%	0.00%	to	1.50%	17.11%	to	18.85%
2006	8,654	$14.58	to	$17.16	$141,230	2.13%	0.00%	to	1.50%	20.03%	to	21.40%
Fidelity® Advisor New Insights Fund - Institutional
Class
2010	3	$12.21	to	$12.24	$38	(e)	0.90%	to	1.15%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2010	14,409	$8.06	to	$28.09	$280,318	1.76%	0.00%	to	2.15%	12.73%	to	15.25%
2009	15,503	$7.06	to	$24.68	$263,715	2.20%	0.00%	to	2.15%	27.38%	to	30.20%
2008	16,023	$5.46	to	$19.17	$213,311	2.47%	0.00%	to	2.15%	-43.84%	to	-42.62%
2007	17,821	$13.07	to	$33.82	$426,528	1.84%	0.00%	to	2.15%	-0.38%	to	1.55%
2006	18,954	$13.23	to	$33.70	$455,731	3.30%	0.00%	to	1.95%	17.81%	to	20.16%
Fidelity® VIP Growth Portfolio - Initial Class
2010	13,207	$8.07	to	$27.24	$225,726	0.34%	0.00%	to	1.85%	21.91%	to	24.36%
2009	13,653	$6.55	to	$22.19	$190,848	0.43%	0.00%	to	1.85%	25.83%	to	28.29%
2008	14,257	$5.14	to	$17.49	$159,095	0.83%	0.00%	to	1.85%	-48.12%	to	-47.17%
2007	15,005	$13.28	to	$33.50	$329,714	0.83%	0.00%	to	1.85%	24.81%	to	26.93%
2006	16,905	$10.60	to	$26.69	$295,822	0.40%	0.00%	to	1.65%	5.20%	to	6.89%
Fidelity® VIP High Income Portfolio - Initial Class
2010	812	$12.18	to	$13.22	$9,957	7.77%	0.95%	to	1.50%	12.13%	to	12.78%
2009	828	$10.80	to	$11.79	$9,003	9.19%	0.95%	to	1.50%	41.88%	to	42.48%
2008	657	$7.58	to	$8.31	$5,016	8.83%	0.95%	to	1.50%	-26.13%	to	-25.69%
2007	735	$10.20	to	$11.25	$7,556	8.27%	1.00%	to	1.50%	1.26%	to	1.78%
2006	767	$10.04	to	$11.11	$7,752	8.35%	1.00%	to	1.50%	9.57%	to	10.12%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Overseas Portfolio - Initial Class
2010	2,316	$7.74	to	$20.75	$36,340	1.31%	0.00%	to	1.50%	11.42%	to	13.20%
2009	2,527	$6.90	to	$18.33	$35,651	2.07%	0.00%	to	1.50%	24.57%	to	26.52%
2008	2,600	$5.50	to	$14.49	$29,665	2.56%	0.00%	to	1.50%	-44.66%	to	-43.84%
2007	2,877	$13.33	to	$25.80	$60,698	3.37%	0.00%	to	1.50%	15.56%	to	17.27%
2006	2,821	$11.47	to	$22.00	$51,710	0.89%	0.00%	to	1.50%	16.32%	to	18.09%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2010	38,963	$8.83	to	$37.67	$1,058,819	1.19%	0.00%	to	2.15%	14.74%	to	17.37%
2009	40,206	$7.59	to	$32.46	$970,509	1.37%	0.00%	to	2.15%	32.82%	to	35.75%
2008	39,866	$5.64	to	$24.16	$722,264	1.02%	0.00%	to	2.15%	-43.75%	to	-29.20%
2007	40,117	$14.19	to	$42.45	$1,311,557	0.95%	0.00%	to	2.15%	-6.90%	to	17.56%
2006	40,979	$12.07	to	$36.46	$1,176,582	1.31%	0.00%	to	1.95%	9.57%	to	11.73%
Fidelity® VIP Index 500 Portfolio - Initial Class
2010	4,089	$25.79	to	$26.00	$106,249	1.90%	0.95%	to	1.00%	13.84%	to	13.91%
2009	4,173	$22.64	to	$22.84	$95,244	2.48%	0.95%	to	1.00%	25.36%	to	25.43%
2008	4,127	$18.05	to	$18.22	$75,139	2.23%	0.95%	to	1.00%	-37.63%	to	-37.62%
2007	4,341	$28.94	to	$29.21	$126,698	3.67%	1.00%	to	1.10%	4.29%	to	4.40%
2006	4,609	$27.75	to	$27.98	$128,845	1.65%	1.00%	to	1.10%	14.43%	to	14.58%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2010	1,329		$15.45		$20,531	0.39%		-		28.86%
2009	1,163		$11.99		$13,948	0.73%		-		40.07%
2008	935		$8.56		$8,006	0.55%		-		-39.42%
2007	706		$14.13		$9,972	0.92%		-		15.63%
2006	446		$12.22		$5,451	(a)		-			(a)
Fidelity® VIP Asset ManagerSM Portfolio - Initial
Class
2010	947	$23.09	to	$23.28	$22,008	1.67%	0.95%	to	1.00%	13.12%	to	13.19%
2009	979	$20.40	to	$20.58	$20,099	2.41%	0.95%	to	1.00%	27.83%	to	27.90%
2008	968	$15.95	to	$16.10	$15,560	3.00%	0.95%	to	1.00%	-29.42%
2007	889	$22.60	to	$22.81	$20,260	6.08%	1.00%	to	1.10%	14.20%	to	14.34%
2006	921	$19.79	to	$19.95	$18,360	2.71%	1.00%	to	1.10%	6.17%	to	6.29%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Mutual Global Discovery Fund - Class R
2010	228	$15.81	to	$17.53	$3,888	1.60%	0.25%	to	1.75%	8.96%	to	10.53%
2009	217	$14.51	to	$16.09	$3,353	0.89%	0.00%	to	1.75%	18.87%	to	20.31%
2008	160	$12.35	to	$13.10	$2,067	1.20%	0.35%	to	1.55%	-28.07%	to	-27.22%
2007	138	$17.17	to	$18.00	$2,445	2.27%	0.35%	to	1.55%	9.02%	to	10.43%
2006	89	$15.75	to	$16.30	$1,438	2.06%	0.35%	to	1.55%	20.97%	to	22.16%
Franklin Small-Mid Cap Growth Fund - Class A
2010	47	$13.68	to	$15.12	$681	-	0.30%	to	1.75%	26.20%	to	28.04%
2009	50	$10.84	to	$11.81	$563	-	0.30%	to	1.75%	40.78%	to	42.81%
2008	49	$7.70	to	$8.27	$396	0.17%	0.30%	to	1.75%	-43.55%	to	-43.03%
2007	55	$13.64	to	$14.24	$767	-	0.65%	to	1.75%	9.73%	to	10.99%
2006	44	$12.43	to	$12.83	$556	-	0.65%	to	1.75%	5.76%	to	6.60%
Franklin Small Cap Value Securities Fund - Class 2
2010	6,233	$10.33	to	$21.19	$119,932	0.74%	0.00%	to	1.95%	25.72%	to	28.24%
2009	5,720	$8.12	to	$16.69	$86,667	1.55%	0.00%	to	1.95%	26.67%	to	29.30%
2008	5,364	$6.33	to	$13.05	$63,473	1.21%	0.00%	to	1.90%	-34.15%	to	-32.98%
2007	5,150	$12.76	to	$19.69	$91,636	0.69%	0.00%	to	1.95%	-4.10%	to	-2.71%
2006	4,814	$13.16	to	$20.37	$88,521	0.64%	0.15%	to	1.75%	15.05%	to	16.53%
Fundamental InvestorsSM, Inc. - Class R-3
2010	87	$8.90	to	$9.27	$793	1.08%	0.00%	to	1.55%	12.17%	to	13.42%
2009	63	$7.97	to	$8.12	$505	0.77%	0.25%	to	1.40%	31.09%	to	32.35%
2008	2	$6.08	to	$6.12	$13	(c)	0.40%	to	1.35%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
Fundamental InvestorsSM, Inc. - Class R-4
2010	3,501	$8.98	to	$9.35	$31,928	1.44%	0.00%	to	1.50%	12.25%	to	14.02%
2009	2,700	$8.00	to	$8.20	$21,781	1.62%	0.00%	to	1.50%	31.36%	to	33.33%
2008	1,355	$6.09	to	$6.15	$8,280	(c)	0.00%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
The Growth Fund of America® - Class R-3
2010	1,342	$10.34	to	$13.84	$17,580	0.60%	0.00%	to	1.75%	9.96%	to	11.97%
2009	1,299	$9.33	to	$12.36	$15,280	0.73%	0.00%	to	1.75%	31.80%	to	34.06%
2008	1,082	$7.03	to	$9.22	$9,558	0.68%	0.00%	to	1.75%	-40.25%	to	-39.22%
2007	848	$11.68	to	$15.17	$12,442	0.92%	0.00%	to	1.75%	8.85%	to	10.36%
2006	584	$10.67	to	$13.63	$7,813	0.76%	0.20%	to	1.55%	8.89%	to	10.29%
The Growth Fund of America® - Class R-4
2010	23,779	$8.79	to	$14.10	$313,633	0.88%	0.00%	to	1.50%	10.63%	to	12.30%
2009	23,386	$7.89	to	$12.56	$277,112	1.00%	0.00%	to	1.50%	32.53%	to	34.63%
2008	20,363	$5.91	to	$9.34	$181,120	0.98%	0.00%	to	1.50%	-40.00%	to	-39.03%
2007	16,882	$9.72	to	$15.32	$248,778	1.08%	0.00%	to	1.50%	9.19%	to	10.52%
2006	14,655	$12.90	to	$13.73	$196,584	0.91%	0.30%	to	1.50%	9.29%	to	10.56%
The Hartford Capital Appreciation Fund - Class R4
2010	17		$11.48		$190	(e)		0.65%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
The Hartford Dividend And Growth Fund - Class R4
2010	4		$11.16		$46	(e)		0.65%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
The Income Fund of America® - Class R-3
2010	147	$12.33	to	$13.91	$1,942	3.82%	0.00%	to	1.75%	9.70%	to	11.55%
2009	149	$11.24	to	$12.47	$1,778	4.47%	0.00%	to	1.75%	21.91%	to	24.08%
2008	158	$9.22	to	$10.05	$1,535	4.57%	0.00%	to	1.75%	-30.42%	to	-29.18%
2007	121	$13.25	to	$14.19	$1,660	3.34%	0.00%	to	1.75%	1.83%	to	3.08%
2006	77	$13.12	to	$13.65	$1,032	3.12%	0.20%	to	1.55%	18.13%	to	19.60%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Balanced Portfolio - Class I
2010	14,952	$9.56	to	$38.46	$347,585	2.78%	0.00%	to	1.95%	11.89%	to	14.19%
2009	16,466	$8.44	to	$34.02	$341,845	4.46%	0.00%	to	1.95%	16.92%	to	19.28%
2008	17,863	$7.13	to	$28.80	$314,926	3.72%	0.00%	to	1.95%	-29.49%	to	1.49%
2007	21,542	$12.24	to	$40.44	$528,434	2.68%	0.00%	to	1.95%	-27.07%	to	5.54%
2006	24,020	$11.74	to	$38.67	$588,364	2.43%	0.00%	to	1.95%	7.84%	to	9.99%
ING Real Estate Fund - Class A
2010	117	$15.50	to	$17.49	$1,971	2.35%	0.00%	to	1.75%	25.63%	to	27.39%
2009	122	$12.60	to	$13.73	$1,611	3.77%	0.00%	to	1.45%	27.79%	to	29.65%
2008	133	$9.86	to	$10.59	$1,357	3.35%	0.00%	to	1.45%	-36.10%	to	-35.15%
2007	121	$15.25	to	$16.33	$1,923	2.75%	0.00%	to	1.75%	-17.75%	to	-16.74%
2006	124	$18.70	to	$19.45	$2,373	2.49%	0.20%	to	1.55%	34.10%	to	35.71%
ING GNMA Income Fund - Class A
2010	367	$10.20	to	$15.66	$4,750	3.74%	0.00%	to	1.55%	4.56%	to	6.24%
2009	388	$11.85	to	$12.98	$4,826	4.15%	0.00%	to	1.55%	3.40%	to	4.93%
2008	238	$11.46	to	$12.37	$2,835	3.54%	0.00%	to	1.55%	5.23%	to	6.91%
2007	126	$10.89	to	$11.57	$1,405	3.87%	0.00%	to	1.55%	4.11%	to	5.37%
2006	91	$10.44	to	$10.87	$973	5.45%	0.20%	to	1.55%	2.75%	to	3.93%
ING Intermediate Bond Fund - Class A
2010	326	$11.66	to	$12.97	$4,053	5.17%	0.00%	to	1.55%	8.06%	to	9.64%
2009	334	$10.79	to	$11.83	$3,799	6.26%	0.00%	to	1.55%	11.01%	to	12.88%
2008	342	$9.72	to	$10.48	$3,481	4.43%	0.00%	to	1.55%	-11.39%	to	-10.04%
2007	269	$10.97	to	$11.65	$3,064	4.22%	0.00%	to	1.55%	4.18%	to	5.34%
2006	151	$10.53	to	$10.95	$1,633	4.65%	0.20%	to	1.55%	2.13%	to	3.33%
ING Intermediate Bond Portfolio - Class I
2010	17,564	$11.13	to	$89.57	$383,698	5.05%	0.00%	to	1.95%	7.67%	to	9.98%
2009	18,464	$10.21	to	$82.40	$378,989	6.63%	0.00%	to	2.05%	9.31%	to	11.57%
2008	18,571	$9.22	to	$83.76	$350,384	5.64%	0.00%	to	2.05%	-10.25%	to	6.66%
2007	19,947	$11.00	to	$92.31	$421,252	3.81%	0.00%	to	1.95%	-11.31%	to	5.99%
2006	19,472	$10.56	to	$87.81	$400,146	3.99%	0.00%	to	1.95%	2.02%	to	4.12%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Intermediate Bond Portfolio - Class S
2010	44		$11.66		$511	5.81%		0.35%		9.07%
2009	33		$10.69		$349	7.13%		0.35%		10.89%
2008	22		$9.64		$212	5.64%		0.35%		-8.88%
2007	23		$10.58		$249	6.90%		0.35%		5.27%
2006	1		$10.05		$12	(a)		0.35%		(a)
ING Artio Foreign Portfolio - Service Class
2010	2,357	$7.06	to	$14.81	$32,588	-	0.00%	to	1.50%	5.26% to	6.85%
2009	2,803	$6.66	to	$13.86	$36,625	3.46%	0.00%	to	1.50%	18.42% to	20.21%
2008	3,034	$5.58	to	$11.53	$33,338	-	0.00%	to	1.50%	-44.46% to	-43.62%
2007	3,036	$17.69	to	$20.46	$59,851	0.08%	0.00%	to	1.50%	14.70% to	16.46%
2006	1,766	$15.30	to	$17.79	$30,166	(a)	0.00%	to	1.50%	(a)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2010	9,256	$8.45	to	$9.53	$84,717	0.46%	0.00%	to	1.50%	11.91% to	13.72%
2009	9,710	$7.55	to	$8.39	$79,020	0.58%	0.00%	to	1.50%	28.62% to	30.69%
2008	10,055	$5.87	to	$6.43	$63,303	0.20%	0.00%	to	1.50%	-39.90% to	-39.03%
2007	11,126	$9.76	to	$10.53	$115,938	(b)	0.00%	to	1.50%	(b)
2006	(b)		(b)		(b)	(b)		(b)		(b)
ING BlackRock Large Cap Growth Portfolio -
Service Class
2010	18	$10.71	to	$10.95	$196	-	0.00%	to	0.50%	12.86% to	13.47%
2009	17	$9.49	to	$9.65	$158	-	0.00%	to	0.50%	29.47% to	30.23%
2008	12	$7.33	to	$7.41	$86	-	0.00%	to	0.50%	-39.32% to	-39.11%
2007	4	$12.08	to	$12.17	$43	-	0.00%	to	0.50%	6.75%
2006	-		$11.40		-	(a)		-		(a)
ING BlackRock Large Cap Growth Portfolio -
Service 2 Class
2010	24		$9.25		$220	-		0.35%		12.80%
2009	22		$8.20		$177	-		0.35%		29.54%
2008	12		$6.33		$79	-		0.35%		-39.43%
2007	14		$10.45		$147	(b)		0.35%		(b)
2006	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio -
Institutional Class
2010	5,816	$10.11	to	$10.47	$59,612	8.70%	0.00%	to	1.50%	14.63%	to	16.33%
2009	5,675	$8.82	to	$9.00	$50,442	2.45%	0.00%	to	1.50%	31.79%	to	33.73%
2008	5,361	$6.69	to	$6.73	$35,967	(c)	0.00%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Clarion Real Estate Portfolio - Institutional Class
2010	182	$10.07	to	$10.56	$1,924	3.64%	0.95%	to	1.95%	25.88%	to	27.08%
2009	158	$8.00	to	$8.31	$1,315	3.43%	0.95%	to	1.95%	34.90%
2008	117		$6.16		$724	1.92%		0.95%		-38.89%
2007	94	$9.91	to	$10.08	$942	(g)	0.95%	to	1.95%		(g)
2006	61		$12.34		$754	(a)		0.95%			(a)
ING Clarion Real Estate Portfolio - Service Class
2010	3,935	$9.13	to	$10.91	$41,259	3.37%	0.00%	to	1.50%	26.02%	to	28.05%
2009	3,220	$7.19	to	$8.52	$26,610	3.48%	0.00%	to	1.55%	33.83%	to	35.89%
2008	2,819	$5.33	to	$6.27	$17,289	1.39%	0.00%	to	1.50%	-39.46%	to	-38.53%
2007	2,072	$9.95	to	$10.20	$20,838	1.31%	0.00%	to	1.50%	-18.97%	to	-18.11%
2006	1,372	$12.28	to	$12.39	$16,905	(a)	0.35%	to	1.50%		(a)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2010	4,086	$10.41	to	$16.61	$64,558	0.15%	0.00%	to	1.80%	26.45%	to	28.45%
2009	3,350	$8.18	to	$12.94	$41,611	0.53%	0.00%	to	1.50%	37.05%	to	39.14%
2008	2,384	$5.92	to	$9.30	$21,437	0.94%	0.00%	to	1.50%	-40.11%	to	-39.14%
2007	1,307	$9.76	to	$15.28	$19,443	0.12%	0.00%	to	1.85%	12.77%	to	14.09%
2006	1,115	$13.00	to	$13.31	$14,604	-	0.35%	to	1.55%	10.25%	to	11.36%
ING Global Resources Portfolio - Institutional Class
2010	2		$13.76		$33	-		0.20%		21.66%
2009	2		$11.31		$27	-		0.20%		37.59%
2008	3		$8.22		$25	2.90%		0.20%		-40.95%
2007	3		$13.92		$44	(b)		0.20%			(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Service Class
2010	10,301	$9.88	to	$15.01	$133,413	0.85%	0.00%	to	1.50%	19.77%	to	21.64%
2009	10,029	$8.19	to	$12.38	$107,768	0.30%	0.00%	to	1.50%	35.47%	to	37.64%
2008	9,325	$6.00	to	$8.06	$73,573	2.08%	0.00%	to	1.50%	-41.88%	to	-41.03%
2007	8,097	$13.42	to	$13.65	$109,431	(b)	0.00%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Janus Contrarian Portfolio - Service Class
2010	2,467	$7.98	to	$9.11	$21,675	-	0.00%	to	1.55%	12.17%	to	13.88%
2009	1,691	$7.15	to	$8.00	$13,120	0.57%	0.00%	to	1.55%	34.33%	to	36.52%
2008	1,285	$5.32	to	$5.86	$7,405	0.72%	0.00%	to	1.50%	-49.21%	to	-49.00%
2007	403	$11.44	to	$11.49	$4,611	(b)	0.00%	to	0.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
2010	20		$19.86		$405	0.48%		0.35%		19.49%
2009	25		$16.62		$421	1.01%		0.35%		70.29%
2008	18		$9.76		$171	3.71%		0.35%		-51.61%
2007	18		$20.17		$368	0.94%		0.35%		37.49%
2006	4		$14.67		$57	(a)		0.35%			(a)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2010	1,953	$20.75	to	$20.78	$40,548	0.67%	0.95%	to	1.00%	19.39%	to	19.49%
2009	2,123	$17.38	to	$17.39	$36,901	1.51%	0.95%	to	1.00%	70.32%	to	70.39%
2008	1,808	$10.20	to	$10.21	$18,447	2.65%	0.95%	to	1.00%	-51.66%	to	-51.61%
2007	2,077		$21.10		$43,831	1.12%		1.00%		37.46%
2006	1,901		$15.35		$29,171	0.67%		1.00%		34.77%
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2010	1,441	$9.94	to	$25.42	$33,720	0.48%	0.00%	to	1.55%	18.45%	to	20.31%
2009	1,541	$8.33	to	$21.25	$30,187	1.31%	0.00%	to	1.55%	68.93%	to	71.51%
2008	1,357	$4.89	to	$12.39	$15,725	2.46%	0.00%	to	1.50%	-52.01%	to	-51.32%
2007	1,642	$15.61	to	$25.32	$40,173	0.95%	0.10%	to	1.50%	36.42%	to	37.80%
2006	1,200	$11.43	to	$18.30	$21,610	0.43%	0.40%	to	1.50%	33.78%	to	35.12%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2010	466	$10.41	to	$14.76	$6,554	0.28%	0.00%	to	1.50%	24.86%	to	26.70%
2009	324	$8.29	to	$11.65	$3,617	0.45%	0.00%	to	1.50%	25.40%	to	27.40%
2008	241	$6.57	to	$9.15	$2,129	0.48%	0.00%	to	1.50%	-31.00%	to	-29.94%
2007	194	$12.55	to	$13.06	$2,468	0.15%	0.00%	to	1.50%	-3.16%	to	-2.13%
2006	126	$12.96	to	$13.25	$1,643	-	0.40%	to	1.50%	15.07%	to	16.04%
ING Large Cap Growth Portfolio - Service Class
2010	217	$14.96	to	$15.29	$3,252	0.33%	0.00%	to	0.50%	13.68%	to	14.19%
2009	29	$13.16	to	$13.39	$378	0.48%	0.00%	to	0.50%	41.81%	to	42.45%
2008	4	$9.28	to	$9.40	$35	-	0.00%	to	0.50%	-27.53%
2007	-		$12.97		-	(b)		-			(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Lord Abbett Growth and Income Portfolio -
Institutional Class
2010	9,150	$8.50	to	$10.11	$88,511	0.78%	0.00%	to	1.95%	15.25%	to	17.56%
2009	9,595	$7.29	to	$8.60	$79,642	0.97%	0.00%	to	1.95%	16.79%	to	19.11%
2008	10,392	$6.17	to	$7.22	$73,160	3.25%	0.00%	to	1.95%	-37.67%	to	-36.48%
2007	11,800	$10.99	to	$11.33	$131,763	0.05%	0.20%	to	1.95%	2.79%	to	3.78%
2006	99	$10.77	to	$10.85	$1,068	(a)	0.50%	to	1.50%		(a)
ING Lord Abbett Growth and Income Portfolio -
Service Class
2010	83	$9.30	to	$9.77	$807	0.54%	0.50%	to	1.55%	15.38%	to	16.59%
2009	80	$8.06	to	$8.38	$668	0.85%	0.50%	to	1.55%	17.17%	to	17.99%
2008	72	$6.93	to	$7.06	$506	3.33%	0.65%	to	1.35%	-37.45%	to	-37.15%
2007	46	$11.08	to	$11.17	$516	(b)	0.85%	to	1.35%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Marsico Growth Portfolio - Institutional Class
2010	921	$9.82	to	$10.29	$9,178	0.69%	0.00%	to	1.50%	18.35%	to	20.07%
2009	881	$8.25	to	$8.57	$7,384	1.17%	0.00%	to	1.50%	27.33%	to	31.01%
2008	797	$6.45	to	$6.62	$5,214	(c)	0.00%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Service Class
2010	43	$10.12	to	$12.51	$522	0.47%	0.25%	to	1.35%	18.32%	to	19.48%
2009	33	$8.47	to	$10.35	$337	0.62%	0.35%	to	1.50%	27.96%	to	28.53%
2008	39	$6.59	to	$8.08	$306	0.09%	0.35%	to	1.20%	-40.94%	to	-40.60%
2007	325	$11.39	to	$13.76	$4,327	-	0.00%	to	1.50%	12.43%	to	14.19%
2006	233	$10.11	to	$12.05	$2,747	-	0.00%	to	1.50%	3.34%	to	4.46%
ING Marsico International Opportunities Portfolio -
Adviser Class
2010	9		$8.77		$81	0.78%		0.35%		13.02%
2009	23		$7.76		$175	-		0.35%		36.62%
2008	11		$5.68		$65	-		0.35%		-49.87%
2007	6		$11.33		$64	(b)		0.35%			(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Marsico International Opportunities Portfolio -
Service Class
2010	579	$7.60	to	$14.82	$8,102	1.37%	0.00%	to	1.50%	12.11%	to	13.82%
2009	690	$6.74	to	$13.02	$8,576	1.20%	0.00%	to	1.50%	35.49%	to	37.63%
2008	705	$4.93	to	$9.46	$6,408	1.08%	0.00%	to	1.50%	-50.25%	to	-49.52%
2007	688	$18.01	to	$18.74	$12,551	0.95%	0.00%	to	1.50%	18.80%	to	19.97%
2006	478	$15.16	to	$15.50	$7,306	0.03%	0.40%	to	1.50%	22.16%	to	23.16%
ING MFS Total Return Portfolio - Adviser Class
2010	93		$11.49		$1,070	0.41%		0.35%		9.12%
2009	85		$10.53		$896	2.58%		0.35%		17.13%
2008	55		$8.99		$497	4.89%		0.35%		-22.90%
2007	49		$11.66		$567	1.31%		0.35%		3.19%
2006	4		$11.30		$45	(a)		0.35%			(a)
ING MFS Total Return Portfolio - Institutional Class
2010	5,492	$10.94	to	$10.95	$60,109	0.45%	0.95%	to	1.00%	9.06%	to	9.07%
2009	5,815	$10.03	to	$10.04	$58,354	2.74%	0.95%	to	1.00%	17.02%	to	17.04%
2008	6,024	$8.57	to	$8.58	$51,654	6.26%	0.95%	to	1.00%	-23.00%	to	-22.91%
2007	7,291		$11.13		$81,146	0.11%		1.00%		3.25%
2006	25		$10.78		$269	(a)		1.00%			(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Total Return Portfolio - Service Class
2010	1,795	$9.70	to	$15.85	$25,934	0.45%	0.00%	to	1.50%	8.18%	to	9.90%
2009	1,926	$8.90	to	$14.70	$25,683	2.51%	0.00%	to	1.55%	16.03%	to	17.88%
2008	1,955	$7.60	to	$12.47	$22,350	5.97%	0.00%	to	1.55%	-23.51%	to	-22.41%
2007	2,252	$12.08	to	$15.88	$33,604	2.95%	0.10%	to	1.55%	2.44%	to	3.61%
2006	2,514	$11.69	to	$15.23	$36,559	2.23%	0.30%	to	1.65%	10.26%	to	11.49%
ING MFS Utilities Portfolio - Service Class
2010	2,219	$9.35	to	$18.03	$37,746	2.63%	0.00%	to	1.50%	12.01%	to	13.72%
2009	2,258	$8.29	to	$15.86	$34,116	5.53%	0.00%	to	1.50%	30.80%	to	32.83%
2008	2,158	$6.29	to	$11.94	$24,775	3.58%	0.00%	to	1.50%	-38.65%	to	-37.72%
2007	2,012	$18.42	to	$19.17	$37,523	1.01%	0.00%	to	1.50%	25.48%	to	26.89%
2006	881	$14.68	to	$15.01	$13,022	0.04%	0.40%	to	1.50%	28.88%	to	30.08%
ING PIMCO High Yield Portfolio - Institutional Class
2010	491	$13.96	to	$13.98	$6,858	7.29%	0.95%	to	1.00%	13.40%	to	13.47%
2009	278	$12.31	to	$12.32	$3,426	7.29%	0.95%	to	1.00%	48.26%	to	48.31%
2008	73	$8.30	to	$8.31	$609	8.94%	0.95%	to	1.00%	-23.15%	to	-23.06%
2007	74		$10.80		$800	6.11%		1.00%		2.08%
2006	23		$10.58		$247	(a)		1.00%			(a)
ING PIMCO High Yield Portfolio - Service Class
2010	1,397	$12.89	to	$15.66	$20,723	7.21%	0.00%	to	1.50%	12.60%	to	14.27%
2009	969	$11.37	to	$13.71	$12,663	8.04%	0.00%	to	1.50%	47.07%	to	49.41%
2008	505	$7.67	to	$9.18	$4,462	8.96%	0.00%	to	1.50%	-23.68%	to	-22.53%
2007	497	$10.71	to	$11.85	$5,722	7.27%	0.00%	to	1.50%	1.34%	to	2.86%
2006	448	$10.56	to	$11.52	$5,070	6.48%	0.00%	to	1.50%	7.36%	to	8.35%
ING Pioneer Equity Income Portfolio - Institutional
Class
2010	16,432	$8.02	to	$9.06	$137,628	2.49%	0.00%	to	1.95%	17.08%	to	19.37%
2009	17,629	$6.85	to	$7.59	$124,824	-	0.00%	to	1.95%	10.45%	to	12.77%
2008	17,559	$6.20	to	$6.74	$111,368	3.16%	0.00%	to	1.95%	-31.49%	to	-30.28%
2007	17,096	$9.05	to	$9.31	$156,482	(b)	0.20%	to	1.95%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Equity Income Portfolio - Service Class
2010	-		$8.26		$3	-		1.05%		18.00%
2009	-		$7.00		$3	(d)		1.05%			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Pioneer Fund Portfolio - Institutional Class
2010	1,963	$9.06	to	$11.50	$20,602	1.34%	0.00%	to	1.95%	13.87%	to	16.17%
2009	1,654	$7.87	to	$10.00	$15,047	1.46%	0.00%	to	1.95%	22.54%	to	24.41%
2008	1,578	$6.37	to	$8.11	$11,631	3.79%	0.00%	to	1.60%	-35.59%	to	-34.52%
2007	1,454	$11.18	to	$12.51	$16,489	0.44%	0.00%	to	1.70%	3.71%	to	5.42%
2006	232	$10.78	to	$11.98	$2,509	(a)	0.00%	to	1.50%		(a)
ING Pioneer Fund Portfolio - Service Class
2010	46	$10.00	to	$10.52	$473	1.21%	0.45%	to	1.55%	14.27%	to	15.22%
2009	39	$8.83	to	$9.13	$353	1.73%	0.45%	to	1.35%	22.44%	to	23.00%
2008	15	$7.22	to	$7.33	$109	3.64%	0.70%	to	1.30%	-35.54%	to	-35.41%
2007	10	$11.20	to	$11.24	$111	-	1.00%	to	1.30%	4.07%
2006	2		$10.80		$25	(a)		1.00%			(a)
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2010	8,727	$9.30	to	$11.24	$93,956	1.11%	0.00%	to	2.10%	15.71%	to	18.32%
2009	9,133	$7.93	to	$9.51	$83,867	1.50%	0.00%	to	2.10%	23.11%	to	25.46%
2008	8,859	$6.37	to	$7.58	$65,464	2.18%	0.00%	to	1.80%	-34.09%	to	-32.92%
2007	8,727	$11.02	to	$11.30	$96,991	0.08%	0.00%	to	1.80%	4.16%	to	5.26%
2006	74	$10.54	to	$10.65	$783	(a)	0.50%	to	1.50%		(a)
ING Pioneer Mid Cap Value Portfolio - Service Class
2010	36	$10.30	to	$11.07	$390	0.82%	0.10%	to	1.65%	16.13%	to	17.77%
2009	37	$8.91	to	$9.40	$342	1.47%	0.10%	to	1.55%	23.49%	to	25.00%
2008	28	$7.27	to	$7.52	$204	3.64%	0.10%	to	1.35%	-34.03%	to	-33.30%
2007	1	$11.02	to	$11.20	$16	(g)	0.35%	to	1.35%		(g)
2006	1		$10.61		$6	(a)		0.80%			(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2010	25,529	$10.65	to	$14.53	$352,842	1.74%	0.00%	to	1.55%	12.32%	to	13.97%
2009	21,112	$9.42	to	$12.75	$257,927	2.05%	0.00%	to	1.55%	31.08%	to	33.33%
2008	17,181	$7.12	to	$9.57	$158,868	4.79%	0.00%	to	1.55%	-28.63%	to	-27.50%
2007	13,148	$12.66	to	$13.20	$168,990	1.82%	0.00%	to	1.55%	2.76%	to	4.05%
2006	7,004	$12.32	to	$12.60	$86,924	1.22%	0.30%	to	1.55%	13.00%	to	14.01%
ING T. Rowe Price Equity Income Portfolio - Adviser
Class
2010	121		$11.20		$1,354	1.31%		0.35%		14.17%
2009	142		$9.81		$1,389	1.56%		0.35%		24.18%
2008	116		$7.90		$918	3.48%		0.35%		-36.19%
2007	93		$12.38		$1,151	1.02%		0.35%		2.40%
2006	18		$12.09		$215	(a)		0.35%			(a)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2010	6,508	$8.82	to	$17.67	$106,214	1.54%	0.00%	to	1.65%	13.06%	to	15.00%
2009	7,785	$7.73	to	$15.37	$110,806	1.81%	0.00%	to	1.65%	22.83%	to	24.96%
2008	6,475	$6.23	to	$12.30	$74,508	4.58%	0.00%	to	1.65%	-36.69%	to	-35.67%
2007	5,633	$13.02	to	$19.12	$101,704	1.42%	0.00%	to	1.65%	1.35%	to	2.78%
2006	4,956	$12.72	to	$18.46	$87,796	1.34%	0.15%	to	1.65%	17.21%	to	18.68%
ING Templeton Global Growth Portfolio - Institutional
Class
2010	52	$13.78	to	$14.41	$735	1.63%	0.60%	to	1.55%	6.33%	to	7.38%
2009	56	$12.86	to	$13.42	$738	3.04%	0.60%	to	1.75%	30.43%	to	31.96%
2008	77	$9.86	to	$10.17	$774	1.43%	0.60%	to	1.75%	-40.67%	to	-39.96%
2007	71	$16.62	to	$16.94	$1,186	-	0.75%	to	1.90%	1.70%
2006	-		$16.50		-	(a)		1.00%			(a)
ING Templeton Global Growth Portfolio - Service Class
2010	395	$8.29	to	$9.72	$3,693	1.47%	0.00%	to	1.50%	6.15%	to	7.79%
2009	402	$7.75	to	$9.11	$3,525	2.24%	0.00%	to	1.50%	30.21%	to	32.26%
2008	315	$5.90	to	$6.89	$2,110	1.09%	0.00%	to	1.50%	-40.57%	to	-39.86%
2007	253	$11.14	to	$11.39	$2,833	1.27%	0.30%	to	1.50%	0.91%	to	1.98%
2006	128	$11.04	to	$11.11	$1,421	(a)	0.50%	to	1.50%		(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING U.S. Stock Index Portfolio - Institutional Class
2010	473	$11.98	to	$12.80	$6,021	1.76%	0.00%	to	1.25%	13.34%	to	14.72%
2009	356	$10.54	to	$11.16	$3,952	0.73%	0.00%	to	1.25%	24.65%	to	26.30%
2008	269	$8.44	to	$8.84	$2,372	3.86%	0.00%	to	1.25%	-37.92%	to	-37.13%
2007	256	$13.55	to	$14.03	$3,588	1.50%	0.05%	to	1.25%	4.04%	to	4.51%
2006	273	$13.00	to	$13.30	$3,625	3.36%	0.15%	to	1.25%	14.55%
ING Van Kampen Growth and Income Portfolio -
Service Class
2010	1,829	$9.03	to	$12.52	$21,766	0.24%	0.00%	to	1.50%	10.79%	to	12.49%
2009	1,715	$8.09	to	$11.13	$18,265	1.34%	0.00%	to	1.50%	22.12%	to	23.98%
2008	1,513	$6.57	to	$8.98	$13,111	4.08%	0.00%	to	1.50%	-33.23%	to	-32.23%
2007	1,338	$12.73	to	$13.25	$17,288	1.68%	0.00%	to	1.50%	1.03%	to	2.11%
2006	1,237	$12.60	to	$12.88	$15,704	1.19%	0.40%	to	1.50%	14.34%	to	15.41%
ING Wells Fargo HealthCare Portfolio - Service Class
2010	826	$8.95	to	$12.80	$10,075	-	0.00%	to	1.50%	5.44%	to	6.93%
2009	846	$8.43	to	$11.97	$9,719	-	0.00%	to	1.50%	18.24%	to	20.17%
2008	749	$7.07	to	$9.97	$7,198	0.15%	0.00%	to	1.50%	-29.73%	to	-28.63%
2007	460	$13.42	to	$13.97	$6,256	0.13%	0.00%	to	1.50%	6.93%	to	8.55%
2006	351	$12.55	to	$12.87	$4,440	-	0.00%	to	1.50%	12.15%	to	13.32%
ING Money Market Portfolio - Class I
2010	21,616	$10.23	to	$57.51	$342,560	0.02%	0.00%	to	1.85%	-1.61%	to	0.29%
2009	24,663	$10.28	to	$57.57	$403,501	0.30%	0.00%	to	2.05%	-1.69%	to	0.35%
2008	32,012	$10.33	to	$57.58	$541,019	5.05%	0.00%	to	1.95%	0.93%	to	13.38%
2007	26,790	$10.73	to	$56.29	$520,246	3.62%	0.00%	to	1.70%	-7.17%	to	5.16%
2006	19,298	$10.51	to	$53.71	$362,772	2.23%	0.00%	to	1.50%	3.32%	to	4.92%
ING Global Real Estate Fund - Class A
2010	3	$15.91	to	$15.95	$48	2.78%	0.65%	to	0.80%	13.89%
2009	2	$13.97	to	$14.00	$24	(d)	0.50%	to	0.80%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Capital Appreciation Fund - Class I
2010	1	$14.10	to	$14.24	$11	(h)	1.00%	to	1.60%	(h)
2009	-	$13.16	to	$13.18	$3	(d)	1.05%	to	1.35%	(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
ING International SmallCap Multi-Manager Fund -
Class A
2010	101	$15.79	to	$17.82	$1,766	0.41%	0.00%	to	1.75%	22.40% to	24.53%
2009	117	$12.90	to	$14.31	$1,642	1.31%	0.00%	to	1.75%	42.98% to	45.43%
2008	131	$9.05	to	$9.84	$1,261	2.18%	0.00%	to	1.70%	-52.54% to	-51.81%
2007	111	$19.07	to	$20.42	$2,221	0.85%	0.00%	to	1.75%	8.61% to	9.75%
2006	46	$17.77	to	$18.40	$837	0.79%	0.25%	to	1.45%	24.53%
ING American Century Small-Mid Cap Value
Portfolio - Adviser Class
2010	6		$13.53		$76	1.56%		0.35%		21.35%
2009	5		$11.15		$52	-		0.35%		34.66%
2008	5		$8.28		$39	2.63%		0.35%		-26.92%
2007	3		$11.33		$37	-		0.35%		-3.49%
2006	2		$11.74		$22	(a)		0.35%		(a)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2010	2,506	$11.41	to	$19.70	$45,970	1.09%	0.00%	to	1.50%	20.15% to	22.06%
2009	2,396	$9.42	to	$16.14	$35,995	1.64%	0.00%	to	1.50%	33.70% to	35.74%
2008	1,988	$7.00	to	$11.90	$22,075	0.80%	0.00%	to	1.50%	-27.69% to	-26.54%
2007	1,876	$12.60	to	$16.20	$28,635	0.41%	0.00%	to	1.50%	-4.31% to	-2.91%
2006	2,128	$13.07	to	$16.49	$33,826	0.02%	0.00%	to	1.50%	13.67% to	15.48%
ING Baron Small Cap Growth Portfolio - Adviser
Class
2010	102		$12.25		$1,247	-		0.35%		25.77%
2009	97		$9.74		$947	-		0.35%		34.34%
2008	30		$7.25		$216	-		0.35%		-41.58%
2007	21		$12.41		$257	-		0.35%		5.44%
2006	5		$11.77		$63	(a)		0.35%		(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Baron Small Cap Growth Portfolio - Service
Class
2010	6,913	$9.54	to	$20.51	$122,371	-	0.00%	to	1.75%	24.28%	to	26.62%
2009	7,089	$7.60	to	$16.37	$100,316	-	0.00%	to	1.75%	33.14%	to	35.21%
2008	6,207	$5.66	to	$12.23	$66,236	-	0.00%	to	1.55%	-42.18%	to	-41.24%
2007	5,880	$9.67	to	$21.03	$108,700	-	0.00%	to	1.55%	4.48%	to	6.07%
2006	5,135	$12.61	to	$20.02	$91,451	-	0.00%	to	1.55%	13.49%	to	15.25%
ING Columbia Small Cap Value Portfolio - Adviser
Class
2010	3		$9.60		$26	-		0.35%		24.51%
2009	3		$7.71		$21	(d)		0.35%			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Columbia Small Cap Value Portfolio - Service
Class
2010	231	$9.81	to	$10.66	$2,367	1.31%	0.00%	to	1.50%	23.49%	to	24.97%
2009	174	$8.13	to	$8.59	$1,441	1.17%	0.00%	to	1.50%	22.81%	to	24.67%
2008	142	$6.62	to	$6.89	$953	0.11%	0.00%	to	1.50%	-35.06%	to	-34.36%
2007	77	$10.19	to	$10.42	$796	-	0.25%	to	1.50%	1.39%	to	2.47%
2006	4	$10.05	to	$10.11	$39	(a)	0.55%	to	1.50%		(a)
ING Davis New York Venture Portfolio - Service
Class
2010	843	$8.62	to	$20.33	$14,440	0.40%	0.00%	to	1.50%	10.40%	to	12.01%
2009	840	$7.76	to	$18.15	$12,781	0.66%	0.00%	to	1.50%	29.62%	to	31.62%
2008	735	$5.94	to	$13.79	$8,589	0.78%	0.00%	to	1.50%	-40.12%	to	-39.39%
2007	575	$12.23	to	$22.34	$11,313	0.25%	0.25%	to	1.50%	2.63%	to	3.63%
2006	485	$11.91	to	$21.23	$9,468	0.01%	0.40%	to	1.50%	12.12%	to	13.29%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2010	1,084	$13.01	to	$13.30	$14,099	0.52%	0.00%	to	0.50%	27.55%	to	28.13%
2009	966	$10.20	to	$10.38	$9,850	4.74%	0.00%	to	0.50%	38.59%	to	39.33%
2008	911	$7.36	to	$7.45	$6,707	0.37%	0.00%	to	0.50%	-40.11%	to	-39.77%
2007	329	$12.29	to	$12.37	$4,044	0.05%	0.00%	to	0.50%	14.43%
2006	10		$10.74		$110	(a)		0.50%			(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2015 Portfolio - Service Class
2010	5	$10.78 to	$13.00	$55	(e)	0.00%	to	0.75%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2015 Portfolio - Service 2 Class
2010	62	$10.98 to	$11.11	$687	(e)	0.20%	to	1.55%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2025 Portfolio - Service Class
2010	2	$11.17 to	$13.71	$28	(e)	0.00%	to	0.75%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2025 Portfolio - Service 2 Class
2010	132	$11.44 to	$11.58	$1,519	(e)	0.20%	to	1.55%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2035 Portfolio - Service Class
2010	2	$11.35 to	$14.13	$22	(e)	0.00%	to	0.75%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2035 Portfolio - Service 2 Class
2010	92	$11.64 to	$11.79	$1,083	(e)	0.10%	to	1.55%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2045 Portfolio - Service Class
2010	-	$11.56 to	$14.57	$1	(e)	0.00%	to	0.75%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2045 Portfolio - Service 2 Class
2010	49	$11.85 to	$12.00	$584	(e)	0.10%	to	1.55%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2055 Portfolio - Service Class
2010	-	$11.51 to	$11.58	$3	(e)	0.00%	to	0.95%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2055 Portfolio - Service 2 Class
2010	-	$11.51		-	(e)	0.90%	to	0.95%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution Income Portfolio - Service 2
Class
2010	15	$10.68	to	$10.76	$160	(e)	0.65%	to	1.55%	(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
ING JPMorgan Mid Cap Value Portfolio - Adviser
Class
2010	31		$12.33		$378	0.60%		0.35%		22.20%
2009	29		$10.09		$292	1.12%		0.35%		24.88%
2008	30		$8.08		$245	1.58%		0.35%		-33.44%
2007	32		$12.14		$386	0.42%		0.35%		1.76%
2006	8		$11.93		$91	(a)		0.35%		(a)
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2010	1,790	$9.91	to	$19.41	$30,952	0.77%	0.00%	to	1.55%	21.11% to	23.01%
2009	1,864	$8.12	to	$15.78	$26,549	1.24%	0.00%	to	1.55%	23.68% to	25.73%
2008	1,843	$6.51	to	$12.56	$21,120	2.10%	0.00%	to	1.55%	-34.08% to	-33.01%
2007	2,021	$9.76	to	$18.54	$34,984	0.57%	0.00%	to	1.55%	0.77% to	2.37%
2006	1,892	$12.72	to	$18.11	$32,578	0.01%	0.00%	to	1.55%	14.78% to	16.46%
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Adviser Class
2010	9		$10.64		$91	-		0.35%		23.43%
2009	13		$8.62		$109	-		0.35%		31.20%
2008	9		$6.57		$60	-		0.35%		-39.72%
2007	9		$10.90		$96	-		0.35%		-2.50%
2006	2		$11.18		$17	(a)		0.35%		(a)
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class
2010	9,032	$9.48	to	$17.69	$119,159	-	0.00%	to	1.50%	22.57% to	24.67%
2009	9,611	$7.68	to	$14.19	$102,928	-	0.00%	to	1.50%	30.25% to	32.39%
2008	10,314	$5.85	to	$10.74	$84,378	-	0.00%	to	1.50%	-40.13% to	-9.45%
2007	11,836	$9.78	to	$17.67	$161,023	-	0.00%	to	1.50%	-35.62% to	-1.59%
2006	14,531	$10.02	to	$17.96	$203,807	-	0.00%	to	1.50%	8.64% to	10.32%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Service Class
2010	16	$11.36	to	$12.39	$194	-	0.00%	to	1.25%	22.55%	to	24.15%
2009	16	$9.27	to	$9.98	$151	-	0.00%	to	1.25%	30.38%	to	32.01%
2008	16	$7.11	to	$7.56	$120	-	0.00%	to	1.25%	-40.10%	to	-39.33%
2007	7	$11.87	to	$12.46	$87	-	0.00%	to	1.25%	-3.10%	to	-2.39%
2006	7	$12.25	to	$12.63	$82	-	0.20%	to	1.25%	8.70%	to	9.15%
ING Oppenheimer Global Portfolio - Adviser Class
2010	40		$12.21		$483	1.39%		0.35%		15.08%
2009	36		$10.61		$383	1.61%		0.35%		38.51%
2008	31		$7.66		$238	2.32%		0.35%		-40.85%
2007	28		$12.95		$365	0.43%		0.35%		5.63%
2006	8		$12.26		$96	(a)		0.35%			(a)
ING Oppenheimer Global Portfolio - Initial Class
2010	43,210	$9.16	to	$14.94	$591,369	1.57%	0.00%	to	1.80%	14.05%	to	21.88%
2009	46,362	$7.95	to	$12.86	$549,793	2.38%	0.00%	to	1.95%	29.29%	to	44.58%
2008	49,538	$5.74	to	$9.22	$423,940	2.29%	0.00%	to	1.95%	-43.34%	to	-38.16%
2007	57,612	$14.09	to	$15.45	$840,722	1.09%	0.00%	to	1.80%	1.35%	to	11.82%
2006	67,277	$13.46	to	$14.50	$921,330	0.07%	0.00%	to	1.80%	10.53%	to	17.98%
ING Oppenheimer Global Portfolio - Service Class
2010	41	$15.53	to	$15.87	$647	1.41%	1.00%	to	1.25%	14.36%	to	14.67%
2009	35	$13.58	to	$13.84	$486	2.12%	1.00%	to	1.25%	37.59%	to	37.99%
2008	27	$9.87	to	$10.03	$267	1.98%	1.00%	to	1.25%	-41.18%	to	-41.07%
2007	26	$16.78	to	$17.02	$439	1.20%	1.00%	to	1.25%	5.01%	to	5.26%
2006	11	$15.98	to	$16.17	$180	0.09%	1.00%	to	1.25%	16.13%
ING Oppenheimer Global Strategic Income Portfolio -
Adviser Class
2010	35		$13.62		$471	3.38%		0.35%		14.74%
2009	20		$11.87		$239	2.82%		0.35%		20.63%
2008	26		$9.84		$258	6.75%		0.35%		-16.26%
2007	23		$11.75		$275	4.98%		0.35%		8.00%
2006	12		$10.88		$127	(a)		0.35%			(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Global Strategic Income
Portfolio - Initial Class
2010	11,430	$11.79	to	$14.38	$154,688	3.10%	0.00%	to	1.95%	13.56%	to	17.21%
2009	11,306	$10.26	to	$12.40	$132,935	4.07%	0.00%	to	1.95%	18.29%	to	22.41%
2008	11,204	$8.50	to	$10.20	$109,367	5.72%	0.00%	to	1.95%	-17.26%	to	-14.92%
2007	10,776	$11.42	to	$12.08	$125,688	4.51%	0.00%	to	1.95%	5.82%	to	10.12%
2006	10,430	$10.67	to	$11.11	$112,893	0.39%	0.00%	to	1.95%	6.22%	to	8.39%
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
2010	90	$11.68	to	$12.93	$1,077	2.73%	0.35%	to	1.50%	13.82%	to	15.15%
2009	58	$10.25	to	$11.36	$609	5.09%	0.35%	to	1.50%	19.58%	to	20.85%
2008	25	$8.59	to	$9.50	$216	0.40%	0.40%	to	1.50%	-17.03%
2007	330	$11.45	to	$11.58	$3,826	(b)	0.95%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO Total Return Portfolio - Adviser Class
2010	147		$13.58		$1,991	3.43%		0.35%		6.93%
2009	96		$12.70		$1,215	3.17%		0.35%		11.99%
2008	77		$11.34		$870	5.48%		0.35%		-0.79%
2007	48		$11.43		$554	4.13%		0.35%		8.75%
2006	26		$10.51		$269	(a)		0.35%			(a)
ING PIMCO Total Return Portfolio - Service Class
2010	15,339	$12.13	to	$16.48	$227,651	3.41%	0.00%	to	1.95%	5.45%	to	7.58%
2009	12,634	$11.37	to	$15.32	$175,181	3.28%	0.00%	to	1.95%	10.40%	to	12.68%
2008	8,434	$10.17	to	$13.60	$104,849	5.43%	0.00%	to	1.95%	-1.87%	to	-0.25%
2007	6,608	$10.22	to	$13.44	$83,010	3.25%	0.00%	to	1.75%	7.71%	to	9.17%
2006	5,395	$10.50	to	$12.26	$62,923	1.70%	0.20%	to	1.55%	2.47%	to	3.64%
ING Pioneer High Yield Portfolio - Initial Class
2010	1,177	$13.58	to	$15.89	$17,901	6.06%	0.00%	to	1.95%	16.67%	to	19.10%
2009	1,047	$11.50	to	$13.35	$13,508	6.43%	0.00%	to	1.95%	64.58%	to	67.08%
2008	508	$6.96	to	$7.99	$3,967	8.59%	0.00%	to	1.50%	-30.43%	to	-29.42%
2007	465	$11.04	to	$11.32	$5,184	6.31%	0.00%	to	1.50%	4.55%	to	6.19%
2006	94	$10.56	to	$10.66	$1,000	(a)	0.00%	to	1.50%		(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer High Yield Portfolio - Service Class
2010	25	$14.71	to	$15.45	$370	5.44%	0.35%	to	1.40%	17.02%	to	18.30%
2009	14	$12.57	to	$13.06	$181	6.87%	0.35%	to	1.40%	64.31%	to	65.47%
2008	11	$7.65	to	$7.79	$81	7.95%	0.70%	to	1.40%	-30.49%	to	-30.32%
2007	9	$11.02	to	$11.11	$95	5.94%	0.85%	to	1.35%	4.82%
2006	1	$10.56	to	$10.60	$6	(a)	0.70%	to	1.20%		(a)
ING Solution 2015 Portfolio - Adviser Class
2010	45	$11.45	to	$12.23	$512	0.09%	0.00%	to	0.65%	10.19%	to	10.88%
2009	1,347	$10.26	to	$11.03	$14,444	3.68%	0.00%	to	1.55%	20.28%	to	22.15%
2008	1,203	$8.52	to	$9.03	$10,621	1.79%	0.00%	to	1.55%	-28.20%	to	-27.06%
2007	800	$11.72	to	$12.38	$9,750	0.70%	0.00%	to	1.55%	2.68%	to	4.06%
2006	243	$11.27	to	$11.83	$2,850	0.17%	0.20%	to	1.55%	9.47%	to	10.26%
ING Solution 2015 Portfolio - Service Class
2010	4,993	$9.61	to	$12.42	$58,754	2.36%	0.00%	to	1.50%	9.61%	to	11.39%
2009	4,158	$8.71	to	$11.17	$44,359	3.84%	0.00%	to	1.50%	20.49%	to	22.39%
2008	3,218	$7.17	to	$9.13	$28,425	1.76%	0.00%	to	1.50%	-27.98%	to	-26.84%
2007	2,485	$11.99	to	$12.48	$30,299	0.55%	0.00%	to	1.50%	3.01%	to	4.61%
2006	1,294	$11.64	to	$11.93	$15,208	0.16%	0.00%	to	1.50%	9.18%	to	10.25%
ING Solution 2015 Portfolio - Service 2 Class
2010	1,297	$11.27	to	$11.42	$14,738	(e)	0.00%	to	1.55%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING Solution 2025 Portfolio - Adviser Class
2010	32	$11.11	to	$12.08	$351	0.05%	0.00%	to	0.95%	12.38%	to	13.53%
2009	1,753	$9.82	to	$10.64	$18,118	3.06%	0.00%	to	1.55%	23.44%	to	25.32%
2008	1,449	$7.86	to	$8.49	$12,028	1.43%	0.00%	to	1.55%	-34.96%	to	-33.93%
2007	957	$11.94	to	$12.85	$12,103	0.50%	0.00%	to	1.55%	2.66%	to	3.99%
2006	360	$12.01	to	$12.29	$4,390	0.22%	0.20%	to	1.55%	11.19%	to	12.15%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2025 Portfolio - Service Class
2010	7,451	$9.07	to	$12.27	$86,539	1.58%	0.00%	to	1.50%	12.04%	to	13.82%
2009	6,278	$8.03	to	$10.78	$64,506	3.13%	0.00%	to	1.50%	23.86%	to	25.93%
2008	4,569	$6.43	to	$8.57	$37,936	1.41%	0.00%	to	1.50%	-34.86%	to	-33.95%
2007	3,127	$9.87	to	$12.96	$39,563	0.41%	0.00%	to	1.50%	3.06%	to	4.31%
2006	1,488	$12.08	to	$12.38	$18,183	0.24%	0.00%	to	1.50%	10.93%	to	12.04%
ING Solution 2025 Portfolio - Service 2 Class
2010	1,708	$11.73	to	$11.89	$20,208	(e)	0.00%	to	1.55%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING Solution 2035 Portfolio - Adviser Class
2010	34	$11.13	to	$11.56	$379	0.05%	0.35%	to	1.00%	13.11%	to	13.92%
2009	1,547	$9.77	to	$10.71	$16,062	2.66%	0.00%	to	1.55%	26.08%	to	28.11%
2008	1,196	$7.66	to	$8.36	$9,767	1.45%	0.00%	to	1.55%	-38.14%	to	-37.24%
2007	750	$12.24	to	$13.32	$9,830	0.44%	0.00%	to	1.55%	3.40%	to	4.75%
2006	307	$11.69	to	$12.64	$3,854	0.11%	0.20%	to	1.55%	12.75%	to	13.68%
ING Solution 2035 Portfolio - Service Class
2010	5,947	$8.85	to	$12.42	$70,002	1.19%	0.00%	to	1.50%	12.86%	to	14.58%
2009	5,065	$7.78	to	$10.84	$52,312	2.79%	0.00%	to	1.50%	26.47%	to	28.44%
2008	3,386	$6.11	to	$8.45	$27,711	1.40%	0.00%	to	1.50%	-37.97%	to	-36.99%
2007	2,101	$12.88	to	$13.41	$27,544	0.44%	0.00%	to	1.50%	3.70%	to	4.98%
2006	956	$12.42	to	$12.74	$12,006	0.11%	0.00%	to	1.50%	12.40%	to	13.58%
ING Solution 2035 Portfolio - Service 2 Class
2010	1,425	$11.93	to	$12.10	$17,154	(e)	0.00%	to	1.55%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2045 Portfolio - Adviser Class
2010	7		$10.97		$80	0.02%		0.35%		14.51%
2009	1,072	$9.58	to	$10.68	$11,165	2.16%	0.00%	to	1.55%	27.31% to	29.30%
2008	797	$7.43	to	$8.26	$6,465	1.10%	0.00%	to	1.55%	-40.86% to	-39.93%
2007	579	$12.42	to	$13.75	$7,858	0.24%	0.00%	to	1.55%	3.86% to	5.24%
2006	174	$12.70	to	$12.99	$2,250	0.03%	0.20%	to	1.55%	13.66% to	14.56%
ING Solution 2045 Portfolio - Service Class
2010	4,246	$8.57	to	$12.44	$49,958	0.90%	0.00%	to	1.50%	13.39% to	15.17%
2009	3,511	$7.51	to	$10.81	$36,075	2.34%	0.00%	to	1.50%	27.92% to	29.93%
2008	2,197	$5.82	to	$8.32	$17,688	1.13%	0.00%	to	1.50%	-40.72% to	-39.88%
2007	1,293	$9.89	to	$13.84	$17,462	0.25%	0.00%	to	1.50%	4.15% to	5.38%
2006	589	$12.76	to	$13.08	$7,586	0.03%	0.00%	to	1.50%	13.32% to	14.47%
ING Solution 2045 Portfolio - Service 2 Class
2010	1,142	$12.05	to	$12.22	$13,890	(e)	0.00%	to	1.55%	(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution 2055 Portfolio - Service Class
2010	19	$11.50	to	$11.62	$222	(e)	0.05%	to	1.50%	(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution 2055 Portfolio - Service 2 Class
2010	15	$11.51	to	$11.61	$174	(e)	0.00%	to	1.25%	(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Growth Portfolio - Service Class
2010	131	$9.39	to	$9.70	$1,246	1.11%	0.25%	to	1.50%	11.11%	to	12.40%
2009	86	$8.45	to	$8.63	$737	0.66%	0.25%	to	1.50%	22.87%	to	23.99%
2008	25	$6.91	to	$6.96	$174	(c)	0.25%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution Income Portfolio - Adviser Class
2010	84	$11.92	to	$12.20	$998	0.63%	0.25%	to	0.40%	8.82%	to	9.03%
2009	776	$10.61	to	$11.32	$8,576	5.19%	0.00%	to	1.40%	15.42%	to	16.94%
2008	854	$9.19	to	$9.68	$8,109	1.98%	0.00%	to	1.40%	-18.09%	to	-16.91%
2007	646	$11.22	to	$11.65	$7,427	0.90%	0.00%	to	1.40%	3.41%	to	4.70%
2006	150	$10.85	to	$11.07	$1,657	0.10%	0.20%	to	1.40%	6.12%	to	6.50%
ING Solution Income Portfolio - Service Class
2010	1,044	$10.46	to	$12.57	$12,512	3.39%	0.00%	to	1.50%	7.95%	to	9.78%
2009	852	$9.63	to	$11.47	$9,378	5.44%	0.00%	to	1.50%	15.44%	to	17.28%
2008	733	$8.35	to	$9.78	$6,949	2.09%	0.00%	to	1.50%	-17.91%	to	-16.70%
2007	644	$11.28	to	$11.74	$7,385	0.65%	0.00%	to	1.50%	3.68%	to	4.87%
2006	250	$10.88	to	$11.13	$2,746	0.16%	0.15%	to	1.50%	5.73%	to	6.76%
ING Solution Income Portfolio - Service 2 Class
2010	458	$10.93	to	$11.07	$5,049	(e)	0.00%	to	1.40%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING Solution Moderate Portfolio - Service Class
2010	247	$9.90	to	$10.23	$2,487	1.49%	0.25%	to	1.50%	9.51%	to	10.95%
2009	167	$9.04	to	$9.22	$1,529	0.93%	0.25%	to	1.50%	18.61%	to	19.90%
2008	82	$7.63	to	$7.69	$625	(c)	0.25%	to	1.40%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
2010	34		$13.24		$451	-		0.35%		27.31%
2009	30		$10.40		$313	-		0.35%		45.05%
2008	30		$7.17		$212	-		0.35%		-43.54%
2007	29		$12.70		$365	-		0.35%		12.29%
2006	3		$11.31		$39	(a)		0.35%			(a)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2010	24,412	$10.25	to	$15.35	$345,307	0.28%	0.00%	to	1.50%	26.65%	to	31.82%
2009	25,435	$8.04	to	$11.95	$281,756	0.43%	0.00%	to	1.50%	40.28%	to	52.34%
2008	26,223	$5.53	to	$8.17	$200,073	0.48%	0.00%	to	1.50%	-45.52%	to	-41.84%
2007	28,669	$11.84	to	$14.41	$389,300	0.19%	0.00%	to	1.50%	6.13%	to	16.20%
2006	33,002	$10.59	to	$12.72	$397,287	-	0.00%	to	1.50%	3.11%	to	9.05%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2010	43	$10.15	to	$14.80	$562	-	0.00%	to	1.25%	26.47%	to	28.14%
2009	36	$8.02	to	$11.55	$368	0.31%	0.00%	to	1.25%	44.22%	to	46.02%
2008	37	$5.56	to	$7.91	$272	-	0.00%	to	1.25%	-44.01%	to	-43.26%
2007	39	$9.93	to	$13.94	$514	-	0.00%	to	1.25%	11.57%	to	12.61%
2006	35	$8.90	to	$12.27	$425	-	0.20%	to	1.25%	7.62%	to	8.39%
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
2010	101		$11.83		$1,195	-		0.35%		15.87%
2009	105		$10.21		$1,070	-		0.35%		41.81%
2008	103		$7.20		$743	0.32%		0.35%		-42.72%
2007	92		$12.57		$1,155	-		0.35%		9.02%
2006	12		$11.53		$143	(a)		0.35%			(a)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2010	10,050	$9.27	to	$28.62	$223,428	0.04%	0.00%	to	1.50%	15.11%	to	16.88%
2009	10,235	$7.99	to	$24.73	$200,867	0.17%	0.00%	to	1.50%	40.83%	to	43.01%
2008	10,195	$5.63	to	$17.48	$141,775	1.37%	0.00%	to	1.50%	-43.12%	to	-30.59%
2007	11,199	$10.39	to	$30.54	$275,025	0.48%	0.00%	to	1.50%	-10.73%	to	9.89%
2006	12,312	$9.60	to	$28.07	$281,531	0.24%	0.00%	to	1.50%	11.63%	to	13.33%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio -
Service Class
2010	152	$12.17 to	$14.40	$2,022	0.06%	0.00%	to	1.55%	14.81% to	16.61%
2009	140	$10.60 to	$12.48	$1,598	-	0.00%	to	1.55%	40.40% to	42.58%
2008	126	$7.55 to	$8.84	$1,018	1.15%	0.00%	to	1.55%	-43.28% to	-42.36%
2007	88	$13.31 to	$15.48	$1,234	0.19%	0.00%	to	1.55%	7.95% to	9.11%
2006	67	$12.33 to	$14.27	$867	-	0.20%	to	1.55%	11.59% to	12.56%
ING Templeton Foreign Equity Portfolio - Adviser
Class
2010	36	$8.91		$324	1.86%		0.35%		7.87%
2009	26	$8.26		$215	-		0.35%		30.90%
2008	23	$6.31		$143	(c)		0.35%		(c)
2007	(c)	(c)		(c)	(c)		(c)		(c)
2006	(c)	(c)		(c)	(c)		(c)		(c)
ING Templeton Foreign Equity Portfolio - Initial
Class
2010	10,877	$8.70 to	$9.13	$96,382	2.20%	0.00%	to	1.50%	7.22% to	9.74%
2009	11,443	$8.11 to	$8.38	$94,024	-	0.00%	to	1.50%	30.10% to	32.18%
2008	12,039	$6.23 to	$6.34	$75,608	(c)	0.00%	to	1.50%	(c)
2007	(c)	(c)		(c)	(c)		(c)		(c)
2006	(c)	(c)		(c)	(c)		(c)		(c)
ING Templeton Foreign Equity Portfolio - Service
Class
2010	8	$10.32 to	$11.04	$88	2.76%	0.00%	to	1.45%	7.04% to	8.55%
2009	6	$9.64 to	$10.17	$57	-	0.00%	to	1.45%	30.01% to	31.91%
2008	5	$7.43 to	$7.71	$40	0.04%	0.00%	to	1.40%	-41.32%
2007	425	$12.66 to	$12.99	$5,433	1.43%	0.00%	to	1.50%	13.44% to	14.69%
2006	27	$11.16 to	$11.23	$302	(a)	0.50%	to	1.50%	(a)
ING Thornburg Value Portfolio - Adviser Class
2010	32	$11.94		$383	1.23%		0.35%		10.45%
2009	40	$10.81		$429	0.83%		0.35%		43.56%
2008	39	$7.53		$295	0.25%		0.35%		-40.24%
2007	41	$12.60		$521	-		0.35%		6.33%
2006	5	$11.85		$54	(a)		0.35%		(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Thornburg Value Portfolio - Initial Class
2010	4,052	$7.02	to	$34.13	$93,417	1.46%	0.00%	to	1.50%	9.69% to	11.38%
2009	4,320	$6.40	to	$30.95	$89,807	1.14%	0.00%	to	1.50%	42.54% to	44.85%
2008	4,224	$4.48	to	$21.60	$61,486	0.54%	0.00%	to	1.50%	-40.74% to	-39.78%
2007	4,540	$7.56	to	$36.21	$113,433	0.45%	0.00%	to	1.50%	5.60% to	7.23%
2006	5,003	$7.15	to	$34.10	$117,356	0.47%	0.00%	to	1.50%	15.11% to	16.85%
ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class
2010	8		$9.91		$75	-		0.35%		12.36%
2009	9		$8.82		$77	1.67%		0.35%		30.67%
2008	6		$6.75		$43	3.57%		0.35%		-40.27%
2007	1		$11.30		$13	(b)		0.35%		(b)
2006	(b)		(b)		(b)	(b)		(b)		(b)
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2010	5,497	$8.44	to	$18.72	$78,055	0.90%	0.00%	to	1.95%	11.28% to	13.46%
2009	6,024	$7.50	to	$16.50	$76,337	1.44%	0.00%	to	1.95%	29.15% to	31.83%
2008	6,593	$5.74	to	$12.52	$64,277	2.42%	0.00%	to	1.95%	-40.95% to	-5.47%
2007	7,798	$11.71	to	$20.79	$126,472	0.72%	0.00%	to	1.95%	-37.09% to	1.17%
2006	8,239	$11.75	to	$20.55	$135,280	0.80%	0.00%	to	1.95%	12.23% to	14.55%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2010	2		$9.55		$16	-		1.00%		11.83%
2009	1		$8.54		$10	-		1.00%		30.18%
2008	1		$6.56		$6	-		1.00%		-40.58%
2007	1		$11.04		$6	-		1.00%		-0.09%
2006	-		$11.05		$3	(a)		1.00%		(a)
ING Van Kampen Comstock Portfolio - Adviser Class
2010	29		$10.74		$307	1.02%		0.35%		14.38%
2009	30		$9.39		$284	2.04%		0.35%		27.76%
2008	28		$7.35		$206	3.06%		0.35%		-36.80%
2007	33		$11.63		$382	1.50%		0.35%		-2.92%
2006	13		$11.98		$151	(a)		0.35%		(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Comstock Portfolio - Service Class
2010	4,016	$8.79	to	$14.95	$52,549	1.29%	0.00%	to	1.95%	12.86%	to	15.17%
2009	4,478	$7.70	to	$13.12	$51,283	2.28%	0.00%	to	1.95%	25.95%	to	28.60%
2008	4,775	$6.03	to	$10.31	$42,974	3.72%	0.00%	to	1.95%	-37.70%	to	-36.68%
2007	5,857	$12.01	to	$16.39	$83,912	1.24%	0.25%	to	1.95%	-3.74%	to	-2.54%
2006	6,763	$12.38	to	$16.94	$100,241	0.74%	0.30%	to	1.95%	13.56%	to	15.52%
ING Van Kampen Equity and Income Portfolio -
Adviser Class
2010	43		$12.03		$523	1.38%		0.35%		11.39%
2009	46		$10.80		$492	1.50%		0.35%		21.62%
2008	35		$8.88		$308	7.05%		0.35%		-24.04%
2007	17		$11.69		$203	2.68%		0.35%		2.72%
2006	2		$11.38		$21	(a)		0.35%			(a)
ING Van Kampen Equity and Income Portfolio -
Initial Class
2010	19,572	$10.15	to	$13.81	$249,741	1.82%	0.00%	to	1.95%	10.19%	to	17.25%
2009	21,103	$9.11	to	$12.30	$240,779	1.87%	0.00%	to	1.95%	14.24%	to	25.89%
2008	23,075	$7.48	to	$10.03	$216,996	5.17%	0.00%	to	1.95%	-30.76%	to	-21.09%
2007	26,353	$11.95	to	$13.08	$325,269	2.45%	0.00%	to	1.95%	-1.13%	to	8.09%
2006	31,545	$11.77	to	$12.63	$378,557	1.93%	0.00%	to	1.95%	6.18%	to	12.67%
ING Van Kampen Equity and Income Portfolio -
Service Class
2010	5	$39.32	to	$40.23	$214	1.65%	1.00%	to	1.25%	10.64%	to	10.92%
2009	4	$35.54	to	$36.27	$149	1.31%	1.00%	to	1.25%	20.84%	to	21.14%
2008	5	$29.41	to	$30.80	$157	5.22%	0.60%	to	1.25%	-24.51%	to	-24.03%
2007	5	$12.58	to	$40.54	$188	2.88%	0.60%	to	1.25%	2.02%	to	2.66%
2006	3	$12.33	to	$39.49	$90	2.00%	0.60%	to	1.25%	10.98%	to	11.31%
ING Core Equity Research Fund - Class A
2010	13	$14.99	to	$15.29	$200	0.61%	0.40%	to	1.40%	10.95%	to	12.10%
2009	9	$13.49	to	$13.64	$129	(d)	0.40%	to	1.55%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Conservative Portfolio -
Class I
2010	1,876	$9.82	to	$21.17	$30,602	4.39%	0.00%	to	1.60%	9.40%	to	11.10%
2009	1,943	$8.92	to	$19.06	$29,313	7.90%	0.00%	to	1.95%	15.62%	to	17.94%
2008	1,959	$7.64	to	$16.17	$25,840	4.38%	0.00%	to	1.95%	-25.08%	to	-23.58%
2007	2,130	$11.88	to	$21.16	$37,661	3.11%	0.00%	to	1.95%	4.12%	to	5.81%
2006	2,335	$11.41	to	$20.00	$39,520	2.61%	0.00%	to	1.95%	6.22%	to	8.40%
ING Strategic Allocation Growth Portfolio - Class I
2010	4,056	$8.78	to	$21.25	$65,533	3.58%	0.00%	to	1.95%	10.82%	to	13.15%
2009	4,155	$7.83	to	$18.80	$60,353	9.30%	0.00%	to	1.95%	22.80%	to	25.27%
2008	4,099	$6.30	to	$15.01	$48,875	2.56%	0.00%	to	1.95%	-37.31%	to	-26.13%
2007	4,414	$11.45	to	$23.47	$84,589	1.70%	0.00%	to	1.95%	-11.33%	to	5.05%
2006	4,732	$11.07	to	$22.35	$88,592	1.35%	0.00%	to	1.95%	11.01%	to	13.22%
ING Strategic Allocation Moderate Portfolio - Class I
2010	3,928	$9.26	to	$20.95	$61,501	3.92%	0.00%	to	1.60%	10.25%	to	12.15%
2009	3,969	$8.34	to	$18.68	$56,060	8.62%	0.00%	to	1.60%	19.91%	to	21.77%
2008	3,902	$6.91	to	$15.34	$46,525	3.19%	0.00%	to	1.60%	-31.57%	to	-30.47%
2007	4,075	$11.78	to	$22.07	$73,150	2.16%	0.00%	to	1.60%	3.82%	to	5.49%
2006	4,726	$11.34	to	$20.93	$82,807	1.80%	0.00%	to	1.60%	9.37%	to	11.21%
ING Growth and Income Portfolio - Class A
2010	62		$9.75		$606	0.99%		0.35%		13.11%
2009	47		$8.62		$403	1.03%		0.35%		29.24%
2008	56		$6.67		$371	1.89%		0.35%		-38.18%
2007	15		$10.79		$158	(b)		0.35%			(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Growth and Income Portfolio - Class I
2010	52,699	$8.93	to	$312.14	$1,177,617	1.06%	0.00%	to	1.95%	11.92%	to	14.24%
2009	53,908	$7.88	to	$276.06	$1,084,132	1.44%	0.00%	to	1.95%	27.76%	to	30.30%
2008	59,428	$6.10	to	$213.96	$926,638	1.44%	0.00%	to	1.95%	-38.89%	to	-6.86%
2007	70,409	$10.98	to	$346.30	$1,758,568	1.34%	0.00%	to	1.95%	-29.85%	to	7.42%
2006	80,060	$10.30	to	$325.50	$1,940,188	1.15%	0.00%	to	1.95%	12.51%	to	14.17%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class S
2010	141	$9.70	to	$14.09	$1,467	1.02%	0.00%	to	1.50%	12.15%	to	13.84%
2009	97	$8.59	to	$12.43	$884	1.68%	0.00%	to	1.50%	28.98%	to	29.55%
2008	46	$6.66	to	$6.70	$305	2.96%	0.30%	to	0.75%	-38.22%	to	-37.96%
2007	9	$10.78	to	$10.80	$101	(b)	0.30%	to	0.75%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 5
2010	18		$10.57		$186	2.31%		1.75%		0.28%
2009	40		$10.54		$420	3.55%		1.75%		-0.09%
2008	46	$10.55	to	$10.56	$481	1.40%		1.75%		-8.97%
2007	57	$11.59	to	$11.60	$660	1.78%		1.75%		0.35%	to	0.43%
2006	59		$11.55		$685	1.94%		1.75%		9.27%
ING GET U.S. Core Portfolio - Series 6
2010	178	$10.35	to	$10.36	$1,847	2.14%		1.75%		0.29%	to	0.29%
2009	192	$10.32	to	$10.33	$1,981	2.09%		1.75%		-0.10%
2008	216	$10.33	to	$10.34	$2,235	1.82%		1.75%		-7.85%	to	-7.76%
2007	260	$11.20	to	$11.21	$2,918	2.25%		1.75%		1.45%	to	1.54%
2006	356	$11.04	to	$11.05	$3,931	2.33%		1.75%		8.55%	to	8.65%
ING GET U.S. Core Portfolio - Series 7
2010	135	$10.32	to	$10.79	$1,420	2.04%	1.00%	to	1.75%	0.68%	to	1.51%
2009	165	$10.25	to	$10.63	$1,715	2.13%	1.00%	to	1.75%	-0.77%
2008	195	$10.33	to	$10.63	$2,036	1.98%	1.00%	to	1.75%	-6.68%	to	-5.93%
2007	226	$11.06	to	$11.30	$2,516	2.37%	1.00%	to	1.75%	1.47%	to	2.26%
2006	325	$10.90	to	$11.05	$3,556	2.41%	1.00%	to	1.75%	8.35%	to	9.19%
ING GET U.S. Core Portfolio - Series 8
2010	34	$10.36	to	$10.37	$350	2.29%		1.75%		0.58%	to	0.68%
2009	34	$10.29	to	$10.30	$350	2.31%		1.75%		0.10%	to	0.19%
2008	75	$10.28	to	$10.29	$774	1.95%		1.75%		-8.13%	to	-8.04%
2007	87	$11.18	to	$11.19	$969	1.94%		1.75%		1.82%
2006	137	$10.98	to	$10.99	$1,507	1.77%		1.75%		8.71%	to	8.81%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 9
2010	13		$10.45		$139	2.14%		1.75%		1.95%
2009	14		$10.25		$141	2.12%		1.75%		-0.19%
2008	14		$10.27		$142	1.96%		1.75%		-6.81%
2007	15		$11.02		$164	2.41%		1.75%		2.04%	to	2.13%
2006	16	$10.79	to	$10.80	$168	1.48%		1.75%		8.22%
ING GET U.S. Core Portfolio - Series 10
2010	6		$10.31		$63	3.05%		1.75%		2.28%
2009	7		$10.08		$68	2.90%		1.75%		-2.61%
2008	7		$10.35		$70	2.74%		1.75%		-5.48%
2007	7		$10.95		$76	1.32%		1.75%		1.77%
2006	7		$10.76		$76	0.84%		1.75%		7.82%
ING GET U.S. Core Portfolio - Series 11
2010	3	$10.56	to	$10.57	$31	3.23%		1.75%		3.02%	to	3.02%
2009	3	$10.25	to	$10.26	$31	3.17%		1.75%		-2.57%	to	-2.47%
2008	3		$10.52		$32	2.53%		1.75%		-1.22%
2007	4		$10.65		$47	4.26%		1.75%		0.28%
2006	4		$10.62		$47	0.08%		1.75%		5.99%	to	6.09%
ING BlackRock Science and Technology
Opportunities Portfolio - Class I
2010	9,177	$5.06	to	$17.38	$50,430	-	0.00%	to	1.90%	16.36%	to	18.65%
2009	8,967	$4.33	to	$14.70	$42,053	-	0.00%	to	1.90%	49.80%	to	52.74%
2008	7,555	$2.88	to	$9.65	$23,396	-	0.00%	to	1.60%	-40.75%	to	-39.74%
2007	8,355	$4.86	to	$16.07	$42,834	-	0.00%	to	1.90%	17.02%	to	19.06%
2006	8,763	$4.14	to	$13.50	$37,594	-	0.00%	to	1.60%	5.60%	to	7.21%
ING Index Plus LargeCap Portfolio - Class I
2010	16,582	$8.16	to	$21.66	$292,131	1.93%	0.00%	to	1.95%	11.70%	to	14.02%
2009	18,196	$7.27	to	$19.01	$283,441	3.01%	0.00%	to	1.95%	20.75%	to	23.20%
2008	19,363	$5.99	to	$15.43	$247,468	2.11%	0.00%	to	1.95%	-38.41%	to	-37.20%
2007	22,182	$9.68	to	$24.64	$469,092	1.25%	0.00%	to	1.95%	2.98%	to	5.00%
2006	26,449	$9.36	to	$23.55	$539,452	1.08%	0.00%	to	1.95%	12.29%	to	14.59%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus LargeCap Portfolio - Class S
2010	33		$10.52		$348	1.94%		0.35%		13.24%
2009	40		$9.29		$375	2.57%		0.35%		22.56%
2008	43		$7.58		$325	1.52%		0.35%		-37.56%
2007	28		$12.14		$334	-		0.35%		4.39%
2006	1		$11.63		$7	(a)		0.35%			(a)
ING Index Plus MidCap Portfolio - Class I
2010	13,426	$9.53	to	$26.88	$307,653	1.06%	0.00%	to	2.10%	19.36%	to	21.95%
2009	14,483	$7.88	to	$22.05	$274,072	1.65%	0.00%	to	2.10%	28.97%	to	31.80%
2008	14,637	$6.03	to	$16.74	$212,512	1.44%	0.00%	to	2.10%	-38.76%	to	-37.58%
2007	16,185	$13.29	to	$26.82	$381,531	0.81%	0.00%	to	1.95%	3.51%	to	5.23%
2006	18,518	$12.68	to	$25.09	$421,728	0.62%	0.00%	to	1.95%	7.28%	to	9.43%
ING Index Plus MidCap Portfolio - Class S
2010	51		$11.56		$590	0.94%		0.35%		21.05%
2009	49		$9.55		$472	1.09%		0.35%		31.00%
2008	36		$7.29		$260	1.33%		0.35%		-37.90%
2007	29		$11.74		$343	0.52%		0.35%		4.92%
2006	4		$11.19		$43	(a)		0.35%			(a)
ING Index Plus SmallCap Portfolio - Class I
2010	7,455	$9.34	to	$19.44	$122,910	0.69%	0.00%	to	2.10%	20.30%	to	22.86%
2009	7,647	$7.67	to	$15.83	$103,515	1.74%	0.00%	to	2.10%	22.25%	to	24.85%
2008	7,836	$6.19	to	$12.68	$85,771	0.96%	0.00%	to	2.10%	-34.86%	to	-33.54%
2007	9,070	$12.14	to	$19.08	$151,310	0.48%	0.00%	to	2.15%	-8.00%	to	-6.48%
2006	10,525	$13.03	to	$20.09	$189,877	0.41%	0.00%	to	1.95%	11.75%	to	13.78%
ING Index Plus SmallCap Portfolio - Class S
2010	14		$10.67		$154	0.72%		0.35%		22.08%
2009	14		$8.74		$122	1.11%		0.35%		23.97%
2008	8		$7.05		$58	-		0.35%		-33.86%
2007	8		$10.66		$90	-		0.35%		-6.82%
2006	5		$11.44		$52	(a)		0.35%			(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Index Portfolio - Class I
2010	2,334	$7.85	to	$14.36	$20,151	3.45%	0.00%	to	1.80%	6.27% to	8.01%
2009	2,401	$7.43	to	$13.44	$19,407	-	0.00%	to	1.60%	26.18% to	27.56%
2008	37	$5.92	to	$5.95	$220	(c)	0.30%	to	1.25%	(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
ING International Index Portfolio - Class S
2010	1		$13.73		$13	6.25%		0.35%		7.27%
2009	1		$12.80		$19	(d)		0.35%		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2010	274	$13.91	to	$14.26	$3,841	0.64%	0.00%	to	1.50%	11.10% to	12.82%
2009	221	$12.47	to	$12.76	$2,772	(d)	0.00%	to	1.50%	(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Large Cap Growth Index Portfolio -
Class S
2010	37	$13.60	to	$14.12	$508	0.46%	0.00%	to	1.35%	10.94% to	12.47%
2009	29	$12.15	to	$12.60	$353	(d)	0.00%	to	1.35%	(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Large Cap Index Portfolio - Class I
2010	1,295	$8.89	to	$9.27	$11,717	3.25%	0.00%	to	1.80%	10.48% to	12.23%
2009	1,190	$8.06	to	$8.27	$9,692	-	0.00%	to	1.60%	21.90% to	23.65%
2008	403	$6.62	to	$6.68	$2,675	(c)	0.00%	to	1.45%	(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Index Portfolio - Class S
2010	1		$14.16		$10	(e)		0.95%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Large Cap Value Index Portfolio -
Class I
2010	11	$13.03	to	$13.05	$145	1.79%	1.15%	to	1.25%	9.96%	to	10.03%
2009	7	$11.85	to	$11.86	$79	(d)	1.15%	to	1.25%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2010	180	$12.93	to	$13.25	$2,346	1.44%	0.00%	to	1.50%	9.48%	to	11.16%
2009	165	$11.81	to	$11.92	$1,952	(d)	0.00%	to	1.50%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2010	291	$15.87	to	$16.26	$4,652	0.29%	0.00%	to	1.50%	23.98%	to	25.85%
2009	237	$12.80	to	$12.92	$3,049	(d)	0.00%	to	1.50%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Mid Cap Index Portfolio - Class I
2010	638	$9.98	to	$10.40	$6,503	0.52%	0.25%	to	1.80%	23.31%	to	25.00%
2009	433	$8.15	to	$8.36	$3,562	-	0.00%	to	1.50%	38.41%	to	40.27%
2008	224	$5.91	to	$5.96	$1,329	(c)	0.00%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Small Cap Index Portfolio - Class I
2010	482	$10.69	to	$11.21	$5,262	0.47%	0.00%	to	1.80%	24.51%	to	26.16%
2009	225	$8.65	to	$8.83	$1,962	-	0.25%	to	1.50%	24.78%	to	26.32%
2008	91	$6.94	to	$6.99	$635	(c)	0.25%	to	1.40%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Small Company Portfolio - Class I
2010	5,153	$10.30	to	$34.54	$129,660	0.52%	0.00%	to	1.50%	22.55%	to	24.44%
2009	5,202	$8.35	to	$27.77	$107,672	0.61%	0.00%	to	1.50%	25.65%	to	27.62%
2008	5,178	$6.59	to	$21.76	$86,261	1.08%	0.00%	to	1.50%	-32.09%	to	-31.10%
2007	5,336	$14.34	to	$31.63	$135,138	0.19%	0.00%	to	1.50%	4.29%	to	5.90%
2006	6,886	$13.75	to	$29.99	$169,087	0.39%	0.00%	to	1.50%	15.06%	to	16.80%
ING Small Company Portfolio - Class S
2010	11		$13.34		$149	-		0.35%		23.52%
2009	11		$10.80		$118	0.92%		0.35%		26.76%
2008	12		$8.52		$100	1.07%		0.35%		-31.46%
2007	7		$12.43		$87	-		0.35%		5.34%
2006	1		$11.80		$11	(a)		0.35%			(a)
ING U.S. Bond Index Portfolio - Class I
2010	477	$11.09	to	$11.54	$5,363	2.67%	0.00%	to	1.55%	4.52%	to	6.16%
2009	368	$10.61	to	$10.87	$3,932	2.62%	0.00%	to	1.50%	4.32%	to	5.84%
2008	153	$10.17	to	$10.27	$1,559	(c)	0.00%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING International Value Portfolio - Class I
2010	6,060	$7.28	to	$15.07	$84,378	2.04%	0.00%	to	1.70%	0.73%	to	2.49%
2009	7,742	$7.16	to	$14.85	$105,099	1.56%	0.00%	to	1.70%	25.00%	to	27.22%
2008	7,918	$5.67	to	$11.79	$84,985	2.94%	0.00%	to	1.70%	-43.63%	to	-42.79%
2007	8,365	$16.66	to	$20.79	$158,131	1.78%	0.00%	to	1.55%	11.69%	to	13.15%
2006	7,376	$14.78	to	$18.51	$123,753	2.42%	0.30%	to	1.55%	27.45%	to	29.01%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Value Portfolio - Class S
2010	24		$11.09		$263	1.83%		0.35%		1.93%
2009	26		$10.88		$283	1.51%		0.35%		25.78%
2008	29		$8.65		$248	3.02%		0.35%		-42.52%
2007	32		$15.05		$480	1.48%		0.35%		12.65%
2006	5		$13.36		$60	(a)		0.35%		(a)
ING MidCap Opportunities Portfolio - Class I
2010	1,410	$11.54	to	$18.47	$23,611	0.72%	0.00%	to	1.50%	28.37% to	30.35%
2009	998	$8.92	to	$14.17	$12,935	0.21%	0.00%	to	1.50%	39.29% to	41.60%
2008	935	$6.36	to	$10.69	$8,648	-	0.00%	to	1.50%	-38.51% to	-37.84%
2007	649	$14.57	to	$17.22	$9,758	-	0.20%	to	1.50%	23.79% to	25.10%
2006	509	$11.77	to	$12.55	$6,141	-	0.40%	to	1.50%	6.21% to	7.25%
ING MidCap Opportunities Portfolio - Class S
2010	198	$12.22	to	$15.81	$2,514	0.57%	0.15%	to	1.75%	29.48%
2009	23		$12.21		$276	-		0.35%		40.51%
2008	12		$8.69		$108	-		0.35%		-37.93%
2007	5		$14.00		$70	-		0.35%		25.00%
2006	-		$11.20		$3	(a)		0.35%		(a)
ING SmallCap Opportunities Portfolio - Class I
2010	1,873	$10.33	to	$17.09	$20,701	-	0.00%	to	1.50%	30.43% to	32.13%
2009	1,414	$7.92	to	$12.81	$11,898	-	0.00%	to	1.50%	28.99% to	31.05%
2008	1,290	$6.14	to	$9.68	$8,367	-	0.00%	to	1.50%	-35.44% to	-34.62%
2007	1,200	$9.51	to	$15.30	$11,915	-	0.20%	to	1.50%	8.44% to	9.67%
2006	1,122	$8.77	to	$13.46	$10,191	-	0.40%	to	1.50%	10.87% to	12.17%
ING SmallCap Opportunities Portfolio - Class S
2010	15		$14.06		$213	-		0.35%		31.65%
2009	6		$10.68		$60	-		0.35%		30.24%
2008	6		$8.20		$47	-		0.35%		-34.82%
2007	1		$12.58		$17	-		0.35%		9.39%
2006	1		$11.50		$10	(a)		0.35%		(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Mid Cap Core Equity Fund - Class A
2010	361	$13.57	to	$16.69	$5,115	0.08%	0.00%	to	1.70%	10.66%	to	12.54%
2009	179	$12.24	to	$14.98	$2,312	0.16%	0.00%	to	1.60%	28.13%	to	29.73%
2008	23	$9.81	to	$11.62	$232	0.80%	0.30%	to	1.60%	-28.60%	to	-27.91%
2007	19	$13.74	to	$16.18	$270	1.19%	0.65%	to	1.60%	8.75%	to	9.19%
2006	18	$12.67	to	$14.87	$234	0.76%	0.65%	to	1.70%	9.99%	to	10.40%
Invesco Small Cap Growth Fund - Class A
2010	3		$14.48		$42	-		1.00%		25.04%
2009	3		$11.58		$31	-		1.00%		33.26%
2008	2		$8.69		$20	-		1.00%		-39.40%
2007	2		$14.34		$34	-		1.00%		10.22%
2006	1		$13.01		$17	-		1.00%		13.23%
Invesco Global Health Care Fund - Investor Class
2010	6	$31.62	to	$33.40	$183	-	0.55%	to	1.55%	3.00%	to	4.05%
2009	5	$30.63	to	$32.10	$164	-	0.55%	to	1.60%	25.43%	to	26.73%
2008	5	$24.42	to	$25.33	$122	-	0.55%	to	1.60%	-29.52%	to	-28.79%
2007	4	$34.39	to	$35.57	$144	-	0.65%	to	2.00%	9.62%	to	10.12%
2006	4	$31.61	to	$31.99	$114	-	0.90%	to	1.70%	3.36%	to	3.43%
Invesco U.S. Small Cap Value Fund - Class Y
2010	463		$12.59		$5,835	0.40%		-		30.33%
2009	181		$9.66		$1,746	-		-		30.54%
2008	114		$7.40		$841	(c)		-			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
Invesco Van Kampen Small Cap Value Fund - Class A
2010	7	$16.29	to	$16.68	$120	(h)	0.30%	to	1.75%		(h)
2009	6		$12.91		$72	(d)		0.45%			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco V.I. Capital Appreciation Fund - Series I
Shares
2010	2,569	$5.44	to	$11.10	$22,362	0.72%	0.00%	to	1.50%	13.80%	to	15.56%
2009	2,705	$4.78	to	$9.73	$20,643	0.61%	0.00%	to	1.50%	19.20%	to	21.14%
2008	2,795	$4.01	to	$8.14	$17,871	-	0.00%	to	1.50%	-43.39%	to	-42.52%
2007	2,976	$7.08	to	$14.33	$33,456	-	0.00%	to	1.50%	10.28%	to	11.95%
2006	3,257	$6.42	to	$12.36	$32,996	0.07%	0.00%	to	1.50%	4.72%	to	6.35%
Invesco V.I. Core Equity Fund - Series I Shares
2010	3,820	$8.17	to	$14.12	$38,408	0.94%	0.00%	to	1.95%	7.44%	to	9.68%
2009	4,159	$7.53	to	$12.96	$38,603	1.79%	0.00%	to	1.95%	25.79%	to	28.38%
2008	4,319	$5.93	to	$10.25	$31,654	2.26%	0.00%	to	1.95%	-31.20%	to	-30.12%
2007	4,536	$8.58	to	$14.75	$48,225	1.11%	0.00%	to	1.50%	6.45%	to	8.04%
2006	5,005	$8.01	to	$13.60	$49,719	0.66%	0.00%	to	1.50%	15.02%	to	16.80%
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2010	7	$22.50	to	$35.55	$242	2.78%	0.50%	to	1.40%	6.87%	to	7.87%
2009	8	$20.91	to	$33.21	$261	6.84%	0.50%	to	1.45%	24.06%	to	25.25%
2008	9	$16.64	to	$26.71	$236	2.32%	0.50%	to	1.45%	-17.06%	to	-16.23%
2007	13	$13.48	to	$32.14	$367	2.63%	0.30%	to	1.45%	8.96%	to	9.95%
2006	14	$12.22	to	$29.45	$394	1.90%	0.40%	to	1.45%	9.10%	to	10.17%
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
2010	12	$19.46	to	$31.51	$363	-	0.45%	to	1.50%	24.01%	to	25.27%
2009	14	$15.57	to	$25.35	$327	-	0.30%	to	1.50%	42.60%	to	44.34%
2008	15	$10.77	to	$17.72	$240	0.27%	0.30%	to	1.50%	-44.52%	to	-43.95%
2007	17	$19.37	to	$31.89	$490	0.21%	0.45%	to	1.45%	20.28%	to	21.49%
2006	19	$15.92	to	$26.46	$466	-	0.25%	to	1.45%	11.97%	to	13.37%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2010	3	$18.80	to	$27.94	$66	3.13%	0.50%	to	1.50%	6.38%	to	7.47%
2009	3	$17.63	to	$26.20	$62	5.00%	0.50%	to	1.50%	11.54%	to	12.63%
2008	5	$15.77	to	$23.44	$98	4.06%	0.50%	to	1.50%	4.71%	to	5.53%
2007	5	$15.06	to	$22.38	$99	4.67%	0.50%	to	1.25%	5.67%	to	6.47%
2006	6	$14.25	to	$21.18	$114	4.37%	0.50%	to	1.25%	2.97%	to	3.71%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Janus Portfolio - Institutional
Shares
2010	5	$9.10	to	$22.41	$82	1.20%	0.50%	to	1.40%	12.89%	to	14.00%
2009	5	$8.02	to	$19.82	$84	-	0.50%	to	1.40%	34.49%	to	35.62%
2008	7	$8.17	to	$14.72	$75	0.89%	0.50%	to	1.40%	-40.58%	to	-40.01%
2007	7	$13.66	to	$25.03	$150	0.67%	0.50%	to	1.40%	13.50%	to	14.51%
2006	8	$11.96	to	$22.00	$148	0.43%	0.50%	to	1.40%	9.82%	to	10.86%
Janus Aspen Series Worldwide Portfolio -
Institutional Shares
2010	8	$11.85	to	$23.10	$164	0.60%	0.45%	to	1.50%	14.08%	to	15.28%
2009	10	$10.30	to	$20.19	$172	1.23%	0.45%	to	1.50%	35.65%	to	37.13%
2008	12	$7.49	to	$14.85	$154	1.27%	0.45%	to	1.50%	-45.34%	to	-44.94%
2007	13	$13.70	to	$30.90	$317	0.90%	0.45%	to	1.25%	8.25%	to	9.18%
2006	15	$12.54	to	$28.51	$353	1.61%	0.45%	to	1.25%	16.74%	to	17.68%
Lazard Emerging Markets Equity Portfolio - Open
Shares
2010	-		$12.72		-	(e)		1.00%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2010	287	$8.72	to	$9.70	$2,566	0.86%	0.00%	to	1.50%	21.28%	to	23.10%
2009	159	$7.19	to	$7.49	$1,162	0.77%	0.00%	to	1.50%	36.53%	to	38.19%
2008	73	$5.30	to	$5.42	$388	2.24%	0.00%	to	1.25%	-39.36%	to	-38.48%
2007	37	$8.74	to	$8.81	$326	(b)	0.00%	to	1.25%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
LKCM Aquinas Growth Fund
2010	28	$9.99	to	$11.93	$316	-	0.90%	to	1.05%	15.32%	to	15.49%
2009	27	$8.65	to	$10.34	$269	-	0.90%	to	1.05%	28.71%
2008	26		$8.01		$206	-		1.05%		-33.80%
2007	19		$12.10		$236	-		1.05%		0.08%
2006	17		$10.87		$183	(a)		0.90%			(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Loomis Sayles Small Cap Value Fund - Retail Class
2010	413	$11.11	to	$11.56	$4,646	0.50%	0.00%	to	1.50%	22.90%	to	24.70%
2009	276	$9.04	to	$9.27	$2,518	0.18%	0.00%	to	1.50%	26.61%	to	28.19%
2008	126	$7.14	to	$7.20	$905	(c)	0.25%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
Lord Abbett Developing Growth Fund, Inc. - Class A
2010	1	$14.51	to	$14.57	$19	(e)	0.60%	to	1.05%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Lord Abbett Core Fixed Income Fund - Class A
2010	-		$10.17		$4	(e)		1.15%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
2010	106	$12.61	to	$15.79	$1,451	0.40%	0.60%	to	1.75%	23.39%	to	24.77%
2009	96	$10.13	to	$12.70	$1,054	0.67%	0.60%	to	1.90%	24.29%	to	25.89%
2008	85	$8.15	to	$10.13	$739	1.80%	0.55%	to	1.90%	-40.51%	to	-39.78%
2007	87	$13.80	to	$16.89	$1,257	0.51%	0.50%	to	1.75%	-1.15%	to	0.07%
2006	75	$13.96	to	$16.97	$1,081	0.56%	0.50%	to	1.75%	10.36%	to	11.81%
Lord Abbett Small-Cap Value Fund - Class A
2010	92	$18.14	to	$19.44	$1,751	-	0.60%	to	1.60%	24.25%	to	25.50%
2009	88	$14.56	to	$15.49	$1,330	-	0.60%	to	1.65%	27.72%	to	28.98%
2008	91	$11.40	to	$12.03	$1,074	0.22%	0.55%	to	1.65%	-32.18%	to	-31.45%
2007	96	$16.81	to	$17.52	$1,648	0.13%	0.60%	to	1.65%	8.59%	to	9.68%
2006	88	$15.44	to	$15.91	$1,379	-	0.70%	to	1.75%	18.40%	to	19.56%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2010	6,716	$8.93	to	$17.37	$98,339	0.38%	0.00%	to	1.50%	23.52%	to	25.52%
2009	7,527	$7.18	to	$13.99	$88,200	0.47%	0.00%	to	1.50%	24.74%	to	26.56%
2008	8,061	$5.71	to	$11.16	$75,150	1.22%	0.00%	to	1.50%	-40.23%	to	-39.51%
2007	9,441	$12.71	to	$18.59	$146,234	0.44%	0.20%	to	1.50%	-0.95%	to	0.38%
2006	10,067	$12.72	to	$18.67	$156,234	0.50%	0.25%	to	1.50%	10.54%	to	11.88%
Massachusetts Investors Growth Stock Fund - Class A
2010	29	$12.33	to	$12.81	$371	0.60%	0.65%	to	1.20%	12.81%	to	13.46%
2009	26	$10.93	to	$11.29	$297	0.30%	0.65%	to	1.20%	38.71%	to	39.56%
2008	46	$7.88	to	$8.09	$364	0.36%	0.65%	to	1.20%	-37.66%	to	-37.38%
2007	58	$12.55	to	$12.92	$737	0.45%	0.65%	to	1.40%	10.10%	to	10.59%
2006	52	$11.38	to	$11.61	$596	-	0.80%	to	1.50%	6.37%	to	6.61%
Neuberger Berman Socially Responsive Fund® -
Trust Class
2010	660	$9.77	to	$11.18	$7,130	0.20%	0.00%	to	1.90%	20.44%	to	22.19%
2009	424	$8.71	to	$9.22	$3,772	0.44%	0.00%	to	1.70%	28.30%	to	30.41%
2008	318	$6.12	to	$7.07	$2,187	0.72%	0.00%	to	1.60%	-39.86%	to	-39.08%
2007	175	$11.28	to	$11.54	$1,985	0.80%	0.25%	to	1.55%	5.62%	to	6.79%
2006	48	$10.68	to	$10.77	$519	(a)	0.40%	to	1.50%		(a)
New Perspective Fund®, Inc. - Class R-3
2010	266	$14.70	to	$16.36	$4,250	0.76%	0.00%	to	1.55%	10.61%	to	12.36%
2009	272	$13.29	to	$14.56	$3,881	1.16%	0.00%	to	1.55%	35.19%	to	37.10%
2008	254	$9.89	to	$10.62	$2,657	1.79%	0.00%	to	1.45%	-38.99%	to	-38.08%
2007	238	$16.21	to	$17.15	$4,038	2.44%	0.00%	to	1.45%	14.34%	to	15.34%
2006	83	$14.18	to	$14.75	$1,204	1.64%	0.20%	to	1.55%	18.17%	to	19.17%
New Perspective Fund®, Inc. - Class R-4
2010	4,588	$9.50	to	$16.99	$72,675	1.13%	0.00%	to	1.50%	11.05%	to	12.74%
2009	4,201	$8.34	to	$15.07	$59,419	1.48%	0.00%	to	1.50%	35.41%	to	37.52%
2008	3,763	$6.11	to	$10.97	$39,040	2.60%	0.00%	to	1.50%	-38.80%	to	-37.81%
2007	2,456	$15.58	to	$17.64	$41,461	2.12%	0.00%	to	1.50%	14.23%	to	15.56%
2006	1,896	$13.57	to	$15.13	$27,925	1.55%	0.30%	to	1.50%	18.09%	to	19.46%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Capital Appreciation Fund - Class A
2010	43	$10.23	to	$10.85	$456	-	0.60%	to	1.45%	7.57%	to	8.50%
2009	55	$9.46	to	$10.03	$538	-	0.55%	to	1.55%	41.41%	to	42.67%
2008	53	$6.69	to	$7.03	$363	-	0.55%	to	1.55%	-46.74%	to	-46.17%
2007	47	$12.56	to	$13.06	$597	-	0.55%	to	1.55%	12.19%	to	13.17%
2006	36	$11.24	to	$11.54	$414	-	0.55%	to	1.45%	6.62%	to	6.79%
Oppenheimer Developing Markets Fund - Class A
2010	4,842	$11.61	to	$86.33	$325,715	0.15%	0.00%	to	1.95%	24.54%	to	26.97%
2009	4,581	$9.22	to	$67.99	$241,957	0.54%	0.00%	to	1.95%	78.72%	to	81.84%
2008	3,873	$5.11	to	$37.41	$114,355	1.45%	0.00%	to	1.65%	-48.87%	to	-48.03%
2007	4,018	$23.12	to	$71.98	$230,998	0.96%	0.00%	to	1.95%	31.54%	to	33.43%
2006	3,743	$17.39	to	$52.76	$163,882	1.30%	0.30%	to	1.75%	23.14%	to	24.56%
Oppenheimer Gold & Special Minerals Fund - Class A
2010	2		$17.52		$38	(e)		0.60%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Oppenheimer International Bond Fund - Class A
2010	5	$10.71	to	$10.76	$52	(e)	0.85%	to	1.45%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Oppenheimer Global Securities/VA
2010	12	$14.14	to	$25.57	$281	1.44%	0.50%	to	1.80%	13.94%	to	15.39%
2009	13	$12.41	to	$22.16	$273	2.31%	0.50%	to	1.80%	37.28%	to	39.11%
2008	17	$9.06	to	$15.97	$247	1.70%	0.45%	to	1.75%	-41.25%	to	-40.45%
2007	23	$15.42	to	$26.82	$578	1.49%	0.45%	to	1.75%	4.87%	to	5.84%
2006	32	$14.74	to	$25.34	$765	1.02%	0.45%	to	1.80%	16.01%	to	17.15%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund®/VA
2010	8	$8.65	to	$9.82	$74	1.37%	1.25%	to	1.50%	14.27%	to	14.72%
2009	9	$7.57	to	$8.56	$72	1.48%	1.25%	to	1.50%	26.38%	to	26.63%
2008	10	$5.99	to	$6.76	$63	1.12%	1.25%	to	1.50%	-39.37%	to	-39.21%
2007	11	$9.88	to	$11.12	$115	0.84%	1.25%	to	1.50%	2.92%	to	3.15%
2006	13	$9.60	to	$10.78	$123	1.67%	1.25%	to	1.50%	13.34%	to	13.59%
Oppenheimer Main Street Small Cap Fund®/VA
2010	763	$9.76	to	$15.25	$10,224	0.59%	0.00%	to	1.50%	21.54%	to	23.33%
2009	737	$7.97	to	$12.48	$8,067	0.75%	0.00%	to	1.50%	35.19%	to	37.31%
2008	578	$5.85	to	$9.19	$4,655	0.52%	0.00%	to	1.50%	-38.76%	to	-38.01%
2007	531	$12.90	to	$14.92	$6,971	0.31%	0.25%	to	1.50%	-2.71%	to	-1.48%
2006	351	$13.26	to	$15.26	$4,722	0.10%	0.30%	to	1.50%	13.33%	to	14.43%
Oppenheimer Small- & Mid-Cap Growth Fund/VA
2010	3	$4.53	to	$9.07	$15	-	1.25%	to	1.50%	25.48%	to	25.80%
2009	3	$3.61	to	$7.21	$15	-	1.25%	to	1.50%	30.80%	to	31.09%
2008	4	$2.76	to	$5.50	$13	-	1.25%	to	1.50%	-49.91%	to	-49.73%
2007	4	$5.51	to	$10.94	$31	-	1.25%	to	1.50%	4.99%
2006	-		$10.42		$1	-		1.25%		1.66%
Oppenheimer Strategic Bond Fund/VA
2010	6	$18.43	to	$20.15	$112	8.33%	0.55%	to	1.25%	13.56%	to	14.33%
2009	6	$15.86	to	$17.63	$104	0.96%	0.55%	to	1.45%	17.13%	to	18.24%
2008	7	$13.54	to	$14.99	$105	5.22%	0.50%	to	1.45%	-15.43%	to	-14.70%
2007	7	$16.01	to	$17.48	$125	3.94%	0.55%	to	1.45%	8.10%	to	9.11%
2006	8	$14.81	to	$16.02	$128	3.91%	0.55%	to	1.45%	5.94%	to	6.87%
Pax World Balanced Fund - Individual Investor Class
2010	4,354	$9.21	to	$13.40	$52,720	1.48%	0.00%	to	1.65%	10.10%	to	11.85%
2009	4,954	$8.30	to	$11.98	$54,186	1.67%	0.00%	to	1.65%	19.28%	to	21.42%
2008	4,896	$6.89	to	$9.87	$44,509	1.99%	0.00%	to	1.75%	-31.93%	to	-30.74%
2007	4,498	$12.75	to	$14.25	$59,458	1.79%	0.00%	to	1.75%	7.49%	to	9.16%
2006	4,112	$11.83	to	$12.90	$50,097	1.66%	0.30%	to	1.75%	9.03%	to	10.07%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
PIMCO Real Return Portfolio - Administrative Class
2010	11,633	$12.01	to	$14.71	$158,235	1.44%	0.00%	to	1.65%	6.40%	to	8.25%
2009	8,873	$11.20	to	$13.61	$112,730	2.96%	0.00%	to	1.65%	16.42%	to	18.41%
2008	6,215	$9.53	to	$11.50	$67,423	4.31%	0.00%	to	1.65%	-8.45%	to	-7.03%
2007	2,861	$10.72	to	$12.37	$34,027	4.42%	0.00%	to	1.50%	8.91%	to	10.55%
2006	2,338	$10.15	to	$11.19	$25,436	4.36%	0.00%	to	1.50%	-0.74%	to	0.36%
Pioneer High Yield Fund - Class A
2010	338	$13.37	to	$15.09	$4,956	5.25%	0.20%	to	1.95%	15.26%	to	17.34%
2009	373	$11.60	to	$12.86	$4,675	6.97%	0.20%	to	1.95%	59.16%	to	61.76%
2008	328	$7.37	to	$7.95	$2,557	7.36%	0.20%	to	1.75%	-38.07%	to	-37.15%
2007	273	$11.81	to	$12.65	$3,394	4.89%	0.20%	to	1.95%	5.03%	to	6.37%
2006	161	$11.33	to	$11.78	$1,880	4.89%	0.40%	to	1.75%	8.63%	to	10.10%
Pioneer Emerging Markets VCT Portfolio - Class I
2010	2,736	$8.20	to	$10.86	$28,736	0.46%	0.00%	to	1.65%	14.02%	to	16.03%
2009	3,007	$7.13	to	$9.37	$27,443	1.14%	0.00%	to	1.70%	71.95%	to	74.81%
2008	2,224	$4.12	to	$5.36	$11,735	0.43%	0.00%	to	1.55%	-58.85%	to	-58.26%
2007	2,280	$12.71	to	$12.84	$29,074	(b)	0.00%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
Pioneer High Yield VCT Portfolio - Class I
2010	1,601	$11.81	to	$15.12	$22,990	5.40%	0.00%	to	1.50%	16.30%	to	18.06%
2009	1,618	$10.08	to	$13.03	$19,842	7.77%	0.00%	to	1.50%	57.99%	to	60.47%
2008	1,510	$6.35	to	$8.12	$11,678	9.26%	0.00%	to	1.50%	-36.41%	to	-35.58%
2007	1,598	$11.89	to	$12.45	$19,319	5.55%	0.25%	to	1.50%	3.99%	to	5.36%
2006	1,065	$11.36	to	$11.75	$12,297	5.72%	0.40%	to	1.50%	6.92%	to	8.10%
Columbia Diversified Equity Income Fund - Class R-3
2010	18	$8.96	to	$9.12	$160	1.02%	0.15%	to	0.80%	15.13%	to	15.17%
2009	30	$7.74	to	$7.85	$233	(d)	0.25%	to	1.10%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Diversified Equity Income Fund -
Class R-4
2010	592	$8.85	to	$9.21	$5,329	1.33%	0.00%	to	1.50%	14.49%	to	16.29%
2009	413	$7.73	to	$7.92	$3,222	2.01%	0.00%	to	1.50%	25.49%	to	27.05%
2008	237	$6.16	to	$6.21	$1,464	(c)	0.25%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
SMALLCAP World Fund® - Class R-4
2010	681	$10.13	to	$10.54	$6,996	1.98%	0.00%	to	1.50%	23.09%	to	24.88%
2009	325	$8.23	to	$8.44	$2,698	1.34%	0.00%	to	1.50%	51.29%	to	53.28%
2008	80	$5.44	to	$5.48	$434	(c)	0.25%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
T. Rowe Price Mid-Cap Value Fund - R Class
2010	51	$15.13	to	$16.44	$803	1.11%	0.10%	to	1.30%	14.36%	to	15.77%
2009	73	$13.23	to	$14.20	$999	0.82%	0.10%	to	1.30%	44.12%	to	45.46%
2008	74	$9.16	to	$9.62	$699	0.47%	0.35%	to	1.35%	-35.71%	to	-35.09%
2007	68	$14.14	to	$14.82	$991	1.80%	0.35%	to	1.55%	-1.39%	to	-0.20%
2006	69	$14.34	to	$14.85	$1,010	0.61%	0.35%	to	1.55%	18.15%	to	19.08%
T. Rowe Price Value Fund - Advisor Class
2010	15		$10.56		$163	2.21%		1.00%		14.66%
2009	12		$9.21		$109	2.61%		1.00%		35.64%
2008	6		$6.79		$44	1.90%		1.00%		-40.44%
2007	5		$11.40		$61	2.20%		1.00%		-0.44%
2006	3		$11.45		$30	(a)		1.00%			(a)
Templeton Foreign Fund - Class A
2010	74	$13.92	to	$15.34	$1,103	1.69%	0.35%	to	1.75%	6.58%	to	7.92%
2009	84	$13.06	to	$14.02	$1,146	1.77%	0.55%	to	1.75%	47.07%	to	48.99%
2008	71	$8.88	to	$9.41	$658	3.00%	0.55%	to	1.75%	-46.99%	to	-46.40%
2007	82	$16.75	to	$17.56	$1,410	1.84%	0.55%	to	1.75%	15.20%	to	16.60%
2006	59	$14.54	to	$15.06	$876	2.28%	0.55%	to	1.75%	18.01%	to	19.06%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2010	9,629	$13.96	to	$31.04	$207,794	5.51%	0.00%	to	1.50%	10.99%	to	12.71%
2009	8,132	$12.49	to	$27.54	$155,610	4.38%	0.00%	to	1.50%	17.11%	to	18.86%
2008	6,885	$10.59	to	$23.17	$110,722	9.04%	0.00%	to	1.50%	4.73%	to	6.28%
2007	4,997	$12.26	to	$21.80	$72,664	7.52%	0.00%	to	1.50%	9.14%	to	10.83%
2006	2,522	$11.13	to	$19.67	$33,054	5.57%	0.00%	to	1.50%	11.73%	to	12.85%
Diversified Value Portfolio
2010	7	$11.98	to	$12.85	$86	2.35%	0.95%	to	2.00%	7.16%	to	8.26%
2009	7	$11.18	to	$11.87	$84	3.66%	0.95%	to	2.00%	25.74%
2008	9	$9.01	to	$9.44	$80	3.09%	0.95%	to	1.95%	-37.34%	to	-36.73%
2007	8	$14.38	to	$14.92	$114	1.87%	0.95%	to	1.95%	2.97%
2006	7	$14.09	to	$14.49	$100	(f)	0.95%	to	2.00%		(f)
Equity Income Portfolio
2010	24	$12.04	to	$12.78	$303	2.65%	1.10%	to	2.00%	12.42%	to	13.40%
2009	20	$10.71	to	$11.27	$225	4.10%	1.10%	to	2.00%	15.20%	to	15.47%
2008	17	$9.38	to	$9.76	$165	3.84%	1.10%	to	1.95%	-32.23%	to	-31.65%
2007	21	$13.84	to	$14.28	$304	2.23%	1.10%	to	1.95%	3.40%
2006	17	$13.48	to	$13.81	$235	1.93%	1.10%	to	2.00%	19.36%
Small Company Growth Portfolio
2010	8	$13.32	to	$14.29	$110	-	0.95%	to	2.00%	29.19%	to	30.62%
2009	9	$10.31	to	$10.94	$93	1.27%	0.95%	to	2.00%	37.60%	to	37.96%
2008	8	$7.57	to	$7.93	$64	-	0.95%	to	1.95%	-40.63%	to	-40.02%
2007	7	$12.75	to	$13.22	$86	-	0.95%	to	1.95%	2.80%
2006	1	$12.51	to	$12.86	$18	(f)	0.95%	to	2.00%		(f)
Wanger International
2010	2,483	$9.42	to	$10.75	$25,898	2.55%	0.00%	to	1.55%	23.00%	to	25.03%
2009	1,714	$7.59	to	$8.61	$14,434	3.47%	0.00%	to	1.55%	47.42%	to	49.80%
2008	1,203	$5.11	to	$5.75	$6,819	1.00%	0.00%	to	1.50%	-46.37%	to	-45.60%
2007	916	$10.46	to	$10.57	$9,623	(b)	0.00%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger Select
2010	6,108	$9.95	to	$17.83	$102,870	0.53%	0.00%	to	1.75%	24.65%	to	26.60%
2009	5,121	$7.92	to	$14.09	$68,682	-	0.00%	to	1.50%	63.80%	to	66.19%
2008	4338	$4.80	to	$8.48	$35,288	-	0.00%	to	1.50%	-49.84%	to	-49.04%
2007	4,150	$15.70	to	$16.65	$66,892	-	0.00%	to	1.50%	7.73%	to	9.02%
2006	1,756	$14.45	to	$15.37	$26,052	0.25%	0.15%	to	1.50%	17.90%	to	19.00%
Wanger USA
2010	2,442	$10.06	to	$16.37	$35,896	-	0.00%	to	1.50%	21.50%	to	23.35%
2009	2,016	$8.22	to	$13.36	$24,191	-	0.00%	to	1.50%	40.12%	to	42.34%
2008	1,727	$5.83	to	$8.89	$14,699	-	0.00%	to	1.50%	-40.59%	to	-37.59%
2007	1,512	$13.11	to	$14.89	$21,526	-	0.05%	to	1.50%	-0.63%	to	4.86%
2006	1,254	$12.52	to	$14.27	$17,111	0.22%	0.15%	to	1.50%	6.31%	to	7.30%
Washington Mutual Investors FundSM, Inc. -
Class R-3
2010	389	$10.89	to	$12.13	$4,515	1.98%	0.00%	to	1.55%	11.12%	to	13.05%
2009	406	$9.80	to	$10.73	$4,173	2.80%	0.00%	to	1.55%	16.81%	to	18.56%
2008	448	$8.39	to	$9.05	$3,911	2.30%	0.00%	to	1.55%	-34.35%	to	-33.31%
2007	395	$12.78	to	$13.57	$5,204	1.77%	0.00%	to	1.55%	2.08%	to	3.38%
2006	301	$12.52	to	$13.02	$3,858	1.62%	0.20%	to	1.55%	15.82%	to	17.24%
Washington Mutual Investors FundSM, Inc. -
Class R-4
2010	7,137	$8.54	to	$12.26	$82,473	2.28%	0.00%	to	1.50%	11.57%	to	13.43%
2009	7,276	$7.59	to	$11.00	$74,999	3.08%	0.00%	to	1.50%	17.25%	to	18.92%
2008	6,960	$6.43	to	$9.25	$60,944	2.56%	0.00%	to	1.50%	-34.15%	to	-33.33%
2007	6,883	$12.73	to	$13.71	$91,248	1.97%	0.25%	to	1.50%	2.34%	to	3.56%
2006	6,828	$12.38	to	$13.21	$88,156	1.90%	0.30%	to	1.50%	16.17%	to	17.48%
Wells Fargo Advantage Small Cap Value Fund -
Class A
2010	9		$12.65		$118	0.97%		1.00%		18.11%
2009	8		$10.71		$88	-		1.00%		50.42%
2008	7		$7.12		$46	-		1.00%		-39.04%
2007	4		$11.68		$47	-		1.00%		9.16%
2006	2		$10.70		$21	(a)		1.00%			(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

							Investment
		Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
		(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage Special Small Cap Values
Fund - Class A
	2010	4,325	$10.04	to	$25.47	$99,165	-	0.00%	to	1.55%	20.70% to	22.54%
	2009	4,381	$8.26	to	$20.79	$82,713	0.41%	0.00%	to	1.55%	27.90% to	29.91%
	2008	4,235	$6.42	to	$16.03	$62,156	1.09%	0.00%	to	1.55%	-32.80% to	-31.95%
	2007	4,354	$12.72	to	$23.16	$94,562	1.21%	0.30%	to	1.55%	-9.51% to	-8.57%
	2006	4,425	$15.03	to	$24.96	$105,934	0.42%	0.50%	to	1.55%	19.54% to	20.78%

(a)	As this investment Division had no investments until 2006, this data is not meaningful and therefore is not presented.
(b)	As this investment Division had no investments until 2007, this data is not meaningful and therefore is not presented.
(c)	As this investment Division had no investments until 2008, this data is not meaningful and therefore is not presented.
(d)	As this investment Division had no investments until 2009, this data is not meaningful and therefore is not presented.
(e)	As this investment Division had no investments until 2010, this data is not meaningful and therefore is not presented.
(f)	As this investment Division is wholly comprised of new contract bands at December 31, 2006, this data is not meaningful and therefore is not presented.
(g)	As this investment Division is wholly comprised of new contract bands at December 31, 2007, this data is not meaningful and therefore is not presented.
(h)	As this investment Division is wholly comprised of new contract bands at December 31, 2010, this data is not meaningful and therefore is not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
	The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated
	independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this
	table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

div>

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/    Ernst & Young LLP

Atlanta, Georgia

March 31, 2011

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Years Ended December 31,
	2010	2009	2008
Revenues:
Net investment income	$1,342.3	$1,242.1	$1,071.0
Fee income	589.7	533.8	612.9
Premiums	67.3	35.0	46.9
Broker-dealer commission revenue	220.0	275.3	622.5
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(199.2)	(433.5)	(1,052.5)
Portion of other-than-temporary impairment losses recognized in Other comprehensive income (loss)	52.1	39.0	-
Net other-than-temporary impairments recognized in earnings	(147.1)	(394.5)	(1,052.5)
Other net realized capital gains	119.0	149.0	(215.1)
Total net realized capital losses	(28.1)	(245.5)	(1,267.6)
Other income	34.8	30.0	34.1
Total revenue	2,226.0	1,870.7	1,119.8
Benefits and expenses:
Interest credited and other benefits to contract owners	768.0	511.2	818.0
Operating expenses	710.6	597.6	687.5
Broker-dealer commission expense	220.0	275.3	622.5
Net amortization of deferred policy acquisition costs and value of business acquired	(53.2)	79.6	128.9
Interest expense	2.9	3.5	1.4
Total benefits and expenses	1,648.3	1,467.2	2,258.3
Income (loss) before income taxes	577.7	403.5	(1,138.5)
Income tax expense (benefit)	140.8	49.6	(108.3)
Net income (loss)	$436.9	$353.9	$(1,030.2)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2010	2009
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $15,097.4 at 2010 and $14,758.4 at 2009)	$16,002.2	$14,905.7
Fixed maturities, at fair value using the fair value option	453.4	233.6
Equity securities, available-for-sale, at fair value (cost of $186.7 at 2010 and $175.1 at 2009)	211.0	187.9
Short-term investments	222.4	535.5
Mortgage loans on real estate	1,842.8	1,874.5
Loan - Dutch State obligation	539.4	674.1
Policy loans	253.0	254.7
Limited partnerships/corporations	463.5	426.2
Derivatives	234.2	175.2
Securities pledged (amortized cost of $936.5 at 2010 and $483.7 at 2009)	962.2	469.8
Total investments	21,184.1	19,737.2
Cash and cash equivalents	231.0	243.3
Short-term investments under securities loan agreement, including collateral delivered	675.4	351.0
Accrued investment income	240.5	217.2
Reinsurance recoverable	2,355.9	2,429.9
Deferred policy acquisition costs	1,023.0	901.8
Value of business acquired	716.4	991.5
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	304.1	287.2
Due from affiliates	48.3	49.1
Current income tax recoverable	-	23.9
Property and equipment	87.4	90.8
Other assets	133.8	103.9
Assets held in separate accounts	46,489.1	41,369.8
Total assets	$73,664.0	$66,971.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2010	2009
Liabilities and Shareholder’s Equity
Future policy benefits and claims reserves	$21,491.6	$21,118.6
Payable for securities purchased	33.3	18.4
Payables under securities loan agreement, including collateral held	680.1	351.0
Borrowed money	214.7	0.1
Notes payable	4.9	4.9
Due to affiliates	121.2	159.9
Current income taxes	49.3	-
Deferred income taxes	466.9	351.2
Other liabilities	654.6	693.6
Liabilities related to separate accounts	46,489.1	41,369.8
Total liabilities	70,205.7	64,067.5

Shareholder’s equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,326.0	4,528.2
Accumulated other comprehensive income (loss)	304.5	(15.0)
Retained earnings (deficit)	(1,175.0)	(1,611.9)
Total shareholder’s equity	3,458.3	2,904.1
Total liabilities and shareholder’s equity	$73,664.0	$66,971.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2008	$2.8	$4,159.3	$(33.8)	$(1,087.3)	$3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax
Change in net unrealized capital gains (losses) on securities ($(635.4) pretax)	-	-	(435.3)	-	(435.3)
Pension and other post-employment benefits liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	2.8	4,161.3	(482.1)	(2,117.5)	1,564.5
Cumulative effect of change in accounting principle, net of deferred policy acquisition costs and tax	-	-	(151.7)	151.7	-
Comprehensive income:
Net income	-	-	-	353.9	353.9
Other comprehensive income, net of tax
Change in net unrealized capital gains (losses) on securities ($832.3 pretax)	-	-	641.9	-	641.9
Change in other-than-temporary impairment losses recognized in other comprehensive income	-	-	(32.4)	-	(32.4)
Pension and other post-employment benefits liability ($14.3 pretax)	-	-	9.3	-	9.3
Total comprehensive income					972.7
Contribution of capital	-	365.0	-	-	365.0
Employee share-based payments	-	1.9	-	-	1.9
Balance at December 31, 2009	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2010	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1
Comprehensive income:
Net income	-	-	-	436.9	436.9
Other comprehensive income, net of tax
Change in net unrealized capital gains (losses) on securities ($387.5 pretax)	-	-	337.0	-	337.0
Change in other-than-temporary impairment losses recognized in other comprehensive income (loss)	-	-	(12.7)	-	(12.7)
Pension and other post-employment benefits liability ($(7.4) pretax)			(4.8)		(4.8)
Total comprehensive income					756.4
Dividends paid	-	(203.0)	-	-	(203.0)
Employee share-based payments	-	0.8	-	-	0.8
Balance at December 31, 2010	$2.8	$4,326.0	$304.5	$(1,175.0)	$3,458.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Operating Activities:
Net income (loss)	$436.9	$353.9	$(1,030.2)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired, and sales inducements	(167.1)	(152.8)	(205.1)
Net amortization of deferred policy acquisition costs, value of business acquired, and sales inducements	(48.9)	83.3	128.3
Net accretion/decretion of discount/premium	44.3	45.4	87.1
Future policy benefits, claims reserves, and interest credited	599.5	386.9	682.3
Provision for deferred income taxes	65.3	36.7	25.3
Net realized capital losses	28.1	245.5	1,267.6
Depreciation	3.4	10.4	56.7
Change in:
Accrued investment income	(23.3)	(11.4)	(37.5)
Reinsurance recoverable	74.0	79.3	88.8
Other receivable and assets accruals	(30.9)	130.9	(115.3)
Due to/from affiliates	(37.9)	7.9	(17.2)
Other payables and accruals	85.5	46.0	(120.3)
Other, net	(42.0)	(112.7)	(44.0)
Net cash provided by operating activities	986.9	1,149.3	766.5
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	6,340.3	5,864.2	9,039.7
Equity securities, available-for-sale	12.9	99.4	135.0
Mortgage loans on real estate	179.2	308.7	146.5
Limited partnerships/corporations	87.2	116.2	510.1
Acquisition of:
Fixed maturities	(7,383.5)	(6,215.4)	(11,593.4)
Equity securities, available-for-sale	(16.7)	(25.2)	(54.8)
Mortgage loans on real estate	(147.2)	(87.2)	(168.0)
Limited partnerships/corporations	(85.5)	(49.3)	(428.6)
Derivatives, net	(147.3)	(170.8)	52.6
Policy loans, net	1.7	13.1	5.6
Short-term investments, net	313.1	(492.7)	126.7
Loan-Dutch State obligation	134.7	124.8	-
Collateral received (delivered)	4.7	(4.4)	23.2
Sales (purchases) of fixed assets, net	-	13.5	(24.0)
Net cash used in investing activities	(706.4)	(505.1)	(2,229.4)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,022.2	$2,069.6	$3,836.4
Maturities and withdrawals from investment contracts	(2,309.7)	(2,123.6)	(2,312.2)
Short-term (repayment) loans to (from) affiliates	(16.9)	(300.2)	13.0
Short-term repayments of repurchase agreements, net	214.6	(615.2)	(123.1)
Dividends to parent	(203.0)	-	-
Contribution of capital	-	365.0	-
Net cash provided by (used in) financing activities	(292.8)	(604.4)	1,414.1
Net increase (decrease) in cash and cash equivalents	(12.3)	39.8	(48.8)
Cash and cash equivalents, beginning of period	243.3	203.5	252.3
Cash and cash equivalents, end of period	$231.0	$243.3	$203.5
Supplemental cash flow information:
Income taxes paid (received), net	$0.6	$13.7	$(44.1)
Interest paid	$-	$4.8	$23.6
Non-cash transfer Loan-Dutch State obligation	$-	$798.9	$-

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1.                                    Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States.  ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

The consolidated financial statements for the year ended December 31, 2010, include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”).  ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that while the option of one global initial public offering (“IPO”) remains open, ING and its U.S. insurance affiliates, including the Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S.-focused IPO.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts.  Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-20, “Receivables (Accounting Standards CodificationTM (“ASC”) Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU 2010-20”), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method.  For each disaggregated ending balance, an entity is required to also disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delays the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Financial Instruments footnote to the consolidated financial statements, as well as the Reinsurance section below, except for the disclosures that include information for activity that occurs during a reporting period, which are effective for periods beginning after December 15, 2010, and the disclosures about troubled debt restructurings.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic 815): Scope Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”), which clarifies that the only type of embedded credit derivatives that are exempt from

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

bifurcation requirements are those that relate to the subordination of one financial instrument to another.

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 815.

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

▪                             Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;

▪       Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;

▪       Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and

▪       Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, and are included in the Financial Instruments footnote to the consolidated financial statements, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Accounting and Reporting for Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

▪                             A subsidiary or group of assets that is a business or nonprofit activity;

▪                             A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and

▪                       An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 were adopted, retrospectively, by the Company on January 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the years ended December 31, 2010, 2009, or 2008, as there were no decreases in ownership of a subsidiary during those periods.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

▪                          Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the VIE; and

▪                             Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which primarily defers to ASU 2009-17 for an investment in an entity that is accounted for as an investment company.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous accounting principles generally accepted in the United States (“US GAAP”). The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments footnote to these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers and Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

▪                             Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;

▪                             Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders control, unless the transfer meets the conditions for a participating interest; and

▪                             Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the Company did not have any QSPEs under previous US GAAP, and the requirements for sale accounting treatment are consistent with those previously applied by the Company under US GAAP.

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds.  In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.  The disclosure provisions required by ASU 2009-12 are presented in the Investments footnote to these consolidated financial statements.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

▪	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
▪	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
▪	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009.  In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that a Securities and Exchange Commission (“SEC”) filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S. auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Organization and Significant Accounting Policies footnote to these consolidated financial statements.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-temporary impairments, included in ASC Topic 320, “Investments-Debt and Equity Securities,” which requires:

▪

Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;

▪

Total other-than-temporary impairments (“OTTI”) to be presented in the Statement of Operations with an offset recognized in Accumulated other comprehensive income (loss) for the noncredit related impairments;

▪

A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-temporary impairment from Retained earnings (deficit) to Accumulated other comprehensive income (loss); and

▪	Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009.  As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

deferred policy acquisition costs (“DAC”) and income taxes of $(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$47.0
Foreign	45.0
Residential mortgage-backed	14.3
Commercial mortgage-backed	88.5
Other asset-backed	44.0
Total investments, available-for-sale	$238.8

The disclosure provisions, as included in ASC Topic 320, are presented in the Investments footnote to these consolidated financial statements.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of, and gains and losses on, derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

▪	How and why derivative instruments are used;
▪	How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and
▪	How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009 and are included in the Financial Instruments footnote to these consolidated financial statements.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

New Accounting Pronouncements

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral.  Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the US GAAP direct-response advertising guidance are met.  All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, and should be applied prospectively. Retrospective application is permitted, and early adoption is permitted at the beginning of an entity’s annual reporting period.  The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-26.

Consolidation Analysis of Investments Held through Separate Accounts

In April 2010, the FASB issued ASU 2010-15, “Financial Services - Insurance (ASC Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU 2010-15”), which clarifies that an insurance entity generally should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 are effective for fiscal years and interim periods beginning after December 15, 2010. The amendments are to be applied retrospectively to all prior periods as of the date of adoption.  The Company does not expect any effect on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 944.

Accounting Policy Change

During the fourth quarter of 2010, the Company concluded that it should change its accounting for realized capital gains (losses) and unrealized capital gains (losses) on investments supporting experience-rated products.  The impact of this change in accounting policy on the Company’s financial statements is immaterial to all periods presented.  Therefore, this correction is reflected in the fourth quarter of 2010 (the period

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

in which the change was made).  Certain reclassifications, which increased (decreased) Realized gains (losses) and Interest credited and other benefits by $11.3 and $614.4 for the years ended December 31, 2009 and 2008, respectively, were made in connection with this change, and had no impact on net income.  This change in accounting policy has no impact on individual customer account values and no impact on credited rates for experience-rated products.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities, except those accounted for using the fair value option, and equity securities are currently designated as available-for-sale.  Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in DAC, value of business acquired (“VOBA”), and deferred income taxes.  Fixed maturities accounted for using the fair value option are reported at fair value with changes in fair value recognized in the Statement of Operations.

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations as an OTTI.  If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”).  The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company utilizes the following methodology and significant inputs:

▪

Recovery value is estimated by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the current yield prior to impairment for a fixed rate security or current coupon yield for a floating rate security.

▪

Collectability and recoverability are estimated using the same considerations as the Company uses in its overall impairment analysis which includes, but is not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

▪

Additional factors considered for structured securities such as RMBS, CMBS and other ABS include, but are not limited to, quality of underlying collateral, anticipated loss severities, collateral default rates, and other collateral characteristics such as vintage, repayment terms, and the geographical makeup of the collateral.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820.  Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values.  There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value certain collateralized mortgage obligations (“CMO-Bs”) which commenced in the first quarter of 2010. CMO-Bs were previously valued using an average of broker quotes when more than one broker quote is provided.

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

▪                             Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪                             Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)                        Quoted prices for similar assets or liabilities in active markets;

b)                       Quoted prices for identical or similar assets or liabilities in non-active markets;

c)                        Inputs other than quoted market prices that are observable; and

d)                       Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪                          Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain US Treasury securities.  The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets.  These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.  This category includes US and foreign corporate bonds, Asset-backed Securities (“ABS”), US agency and government guaranteed securities, Commercial Mortgage-backed Securities (“CMBS”), and Residential Mortgage-backed Securities (“RMBS”), including CMO-Bs.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2010, $73.3 and $13.2 billion of a total of $17.4 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Trading activity for the Company’s RMBS, particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets.  The Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008.  As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. Due to increased trade activity of Alt-A RMBS during the second half of 2009, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market was that it was active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy.  The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values.  The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.  Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s own credit risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value.  The fair value of the obligation is calculated based on the income approach as described in ASC 820.  The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.  The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  These derivatives are classified as Level 3 liabilities or assets. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP.  Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company based on credit default swaps with similar term to maturity and priority of payment.  The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.  As of December 31, 2010, the overall value of the derivative liability decreased.  This decrease was mainly due to an increase in interest rate levels, and also benefited from the change in credit spread of ING in relation to prior periods which decreased the derivative liability.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.

The following investments are reported at values other than fair value on the Consolidated Balance Sheets, and therefore are not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the lower of the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Loan - Dutch State obligation: The reported value of the State of the Netherlands (the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the Company owns. Those investments where the Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

timing and amounts of future cash flows.  Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses).  In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash collateral received is invested in short-term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets.  At December 31, 2010, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $216.7. At December 31, 2009, there were no securities pledged in dollar rolls and repurchase agreement transactions.  The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $214.7 and $0.1, respectively at December 31, 2010 and 2009, and is included in Borrowed money on the Consolidated Balance Sheets. In addition to the purchase obligation at December 31, 2010, the Company did not have any collateral posted by the counterparty in connection with the increase in the value of pledged securities that will be released upon settlement.

The Company also enters into reverse repurchase agreements.  These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased.  Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2010 and 2009, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company’s

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2010.  The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time.  Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities.  The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income.  The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2010 and 2009, the fair value of loaned securities was $651.7 and $339.5, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

Derivatives

The Company’s use of derivatives is limited mainly to economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool.  The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products.  Open derivative contracts are reported as either Derivatives or Other liabilities, as appropriate, on the Consolidated Balance Sheets.  Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity.  For the majority of the Company’s counterparties, there is a termination event should the Company’s long-term debt ratings drop below BBB+/Baa1.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contract owners in the Consolidated Statements of Operations.

DAC and VOBA

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization.  Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization.  The value is based on the present value of estimated profits embedded in the Company’s contracts.

US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract.  Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts.  Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts.  Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates.  Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products.  One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness.  Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation.  Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2010 and 2009, total accumulated depreciation and amortization was $102.6 and $99.5, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and range from 0% to 7.8% for the years 2010, 2009, and 2008.  Reserves for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations.  Such assumptions generally vary by annuity type plan, year of issue, and policy duration.  For the years 2010, 2009, and 2008, reserve interest rates ranged from 4.5% to 6.0%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value in accordance with the requirements of US GAAP guidance for insurance companies, derivatives, and fair value measurements.  The fair value of the obligation is calculated based on the income approach.  The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of new US GAAP guidance on fair value measurements. Nonperformance risk for product guarantees contain adjustment to the fair value of these contract liabilities related to the current credit standing of ING and the Company based

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

on credit default swaps with similar term to maturity and priority of payment.  The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair value of these product guarantees.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contract owner account value at death is below the guaranteed value and is included in reserves.

The Company’s domestic individual life insurance business was disposed of on October 1, 1998 pursuant to an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Revenue Recognition

For most annuity contracts, charges assessed against contract owner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed.  Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue.  When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners who bear the investment risk, subject, in limited cases, to certain minimum guarantees.  Investment income and investment gains and losses generally accrue directly to such contract owners.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

▪	such separate accounts are legally recognized;
▪	assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
▪	investments are directed by the contractholder; and
▪	all investment performance, net of contract fees and assessments, is passed through to the contractholder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments.  Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations.  The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National Corporation (“Lincoln”).  The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction.  Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.3 billion and $2.4 billion at December 31, 2010 and 2009, respectively, is related to the reinsurance recoverable from the subsidiary of Lincoln under this reinsurance agreement.

Income Taxes

ILIAC files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH. ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

2.                                    Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities were as follows as of December 31, 2010.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$717.0	$4.7	$7.3	$-	$714.4
U.S. government agencies and authorities	536.7	45.9	-	-	582.6
State, municipalities, and political subdivisions	145.9	5.0	10.2	-	140.7

U.S. corporate securities:
Public utilities	1,292.3	72.7	10.3	-	1,354.7
Other corporate securities	5,522.7	389.5	33.8	0.3	5,878.1
Total U.S. corporate securities	6,815.0	462.2	44.1	0.3	7,232.8

Foreign securities(1):
Government	446.3	39.6	5.0	-	480.9
Other	4,089.5	240.5	37.3	0.1	4,292.6
Total foreign securities	4,535.8	280.1	42.3	0.1	4,773.5

Residential mortgage-backed securities	2,116.0	296.9	28.7	28.8	2,355.4
Commercial mortgage-backed securities	1,005.6	54.2	15.7	14.5	1,029.6
Other asset-backed securities	615.3	16.2	27.0	15.7	588.8

Total fixed maturities, including securities pledged	16,487.3	1,165.2	175.3	59.4	17,417.8
Less: securities pledged	936.5	35.0	9.3	-	962.2
Total fixed maturities	15,550.8	1,130.2	166.0	59.4	16,455.6
Equity securities	186.7	24.3	-	-	211.0
Total investments	$15,737.5	$1,154.5	$166.0	$59.4	$16,666.6

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities were as follows as of December 31, 2009.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$1,897.2	$3.0	$38.3	$-	$1,861.9
U.S. government agencies and authorities	632.5	41.1	-	-	673.6
State, municipalities, and political subdivisions	112.5	2.5	7.8	-	107.2

U.S. corporate securities:
Public utilities	1,138.7	40.8	14.3	-	1,165.2
Other corporate securities	4,366.5	267.4	63.2	0.6	4,570.1
Total U.S. corporate securities	5,505.2	308.2	77.5	0.6	5,735.3

Foreign securities(1):
Government	343.0	29.2	8.7	-	363.5
Other	2,922.5	129.0	56.6	0.1	2,994.8
Total foreign securities	3,265.5	158.2	65.3	0.1	3,358.3

Residential mortgage-backed securities	1,870.4	268.3	111.9	16.8	2,010.0
Commercial mortgage-backed securities	1,535.0	10.4	214.3	-	1,331.1
Other asset-backed securities	657.4	9.8	106.3	29.2	531.7

Total fixed maturities, including securities pledged	15,475.7	801.5	621.4	46.7	15,609.1
Less: securities pledged	483.7	4.3	18.2	-	469.8
Total fixed maturities	14,992.0	797.2	603.2	46.7	15,139.3
Equity securities	175.1	13.4	0.6	-	187.9
Total investments	$15,167.1	$810.6	$603.8	$46.7	$15,327.2

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

At December 31, 2010 and 2009, net unrealized gains were $954.8 and $146.2, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, including securities pledged, as of December 31, 2010, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$269.4	$285.7
After one year through five years	4,316.0	4,606.4
After five years through ten years	4,376.8	4,635.0
After ten years	3,788.2	3,916.9
Mortgage-backed securities	3,121.6	3,385.0
Other asset-backed securities	615.3	588.8
Fixed maturities, including securities pledged	$16,487.3	$17,417.8

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2010 and 2009.

At December 31, 2010 and 2009, fixed maturities with fair values of $13.4 and $12.9, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults.  The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated.  At December 31, 2010 and 2009, approximately 36.5% and 29.4%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING  announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”).  Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance US with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”).  As a result of the risk transfer, the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio.  The risk transfer to the Dutch State took place at a discount of approximately 10% of par value.  In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State.  Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio.  The ING-Dutch State Transaction closed March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”).  Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.  The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan - Dutch State obligation on the Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”).  Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State.  The Step 1 Cash Transfer closed on March 31, 2009, and the Company recognized a gain of $0.3 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the European Commission (“EC”) in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Variable Interest Entities

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of collateralized loan obligations (“CLOs”) of $0.6 and $0.1 at December 31, 2010 and 2009, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below Investment Grade (“BIG”) securities by duration were as follows as of December 31, 2010 and 2009.

	2010				2009
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized cost	$72.4	30.8%	$12.2	5.2%	$105.5	15.7%	$18.5	2.8%
More than six months and twelve months or less below amortized cost	1.8	0.8%	0.2	0.1%	44.0	6.6%	37.9	5.7%
More than twelve months below amortized cost	79.8	34.0%	68.3	29.1%	300.8	45.0%	161.4	24.2%
Total unrealized capital loss	$154.0	65.6%	$80.7	34.4%	$450.3	67.3%	$217.8	32.7%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the unrealized capital losses (including non-credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions as of December 31, 2010 and 2009.

		More than
	Six Months	Six Months and
	or Less	Twelve Months	More than	Total
	Below	or Less Below	Twelve Months	Unrealized
	Amortized	Amortized	Below	Capital
2010	Cost	Cost	Cost	Losses
Interest rate or spread widening	$76.0	$2.0	$26.3	$104.3
Mortgage and other asset-backed securities	8.6	-	121.8	130.4
Total unrealized capital losses	$84.6	$2.0	$148.1	$234.7
Fair value	$2,912.0	$37.0	801.4	$3,750.4

2009
Interest rate or spread widening	$75.8	$35.3	$78.5	$189.6
Mortgage and other asset-backed securities	48.2	46.6	383.7	478.5
Total unrealized capital losses	$124.0	$81.9	$462.2	$668.1
Fair value	$2,896.6	$212.6	$2,122.0	$5,231.2

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2010 and 2009.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2010
U.S. Treasuries	$475.6	$7.3	$-	$-	$-	$-	$475.6	$7.3
U.S. corporate, state, and municipalities	1,043.1	38.6	21.8	1.1	142.9	14.9	1,207.8	54.6
Foreign	866.3	30.1	14.9	0.9	101.7	11.4	982.9	42.4
Residential mortgage-backed	400.5	6.8	0.2	-	240.7	50.7	641.4	57.5
Commercial mortgage-backed	5.1	-	-	-	184.0	30.2	189.1	30.2
Other asset-backed	121.4	1.8	0.1	-	132.1	40.9	253.6	42.7
Total	$2,912.0	$84.6	$37.0	$2.0	$801.4	$148.1	$3,750.4	$234.7

2009
U.S. Treasuries	$1,002.2	$38.3	$-	$-	$-	$-	$1,002.2	$38.3
U.S. corporate, state, and municipalities	1,097.0	22.7	86.1	14.9	381.2	48.3	1,564.3	85.9
Foreign	528.6	14.8	40.0	20.4	301.8	30.2	870.4	65.4
Residential mortgage-backed	135.9	45.4	47.7	4.2	420.1	79.1	603.7	128.7
Commercial mortgage-backed	105.8	1.2	27.2	35.7	757.1	177.4	890.1	214.3
Other asset-backed	27.1	1.6	11.6	6.7	261.8	127.2	300.5	135.5
Total	$2,896.6	$124.0	$212.6	$81.9	$2,122.0	$462.2	$5,231.2	$668.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 84.4% of the average book value as of December 31, 2010.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
Six months or less below amortized cost	$3,190.2	$68.6	$98.5	$22.3	491	19
More than six months and twelve months or less below amortized cost	129.3	19.6	8.2	4.6	52	3
More than twelve months below amortized cost	353.5	223.9	23.2	77.9	87	69
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

2009
Six months or less below amortized cost	$3,646.9	$184.9	$168.0	$60.7	377	98
More than six months and twelve months or less below amortized cost	734.5	247.0	40.2	124.3	120	48
More than twelve months below amortized cost	425.9	660.1	28.2	246.7	90	129
Total	$4,807.3	$1,092.0	$236.4	$431.7	587	275

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
U.S. Treasuries	$482.9	$-	$7.3	$-	3	-
U.S. corporate, state and municipalities	1,218.7	43.7	40.2	14.4	188	5
Foreign	1,013.7	11.6	39.6	2.8	137	4
Residential mortgage-backed	599.6	99.3	25.7	31.8	160	47
Commercial mortgage-backed	155.1	64.2	9.5	20.7	19	5
Other asset-backed	203.0	93.3	7.6	35.1	123	30
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

2009
U.S. Treasuries	$1,040.5	$-	$38.3	$-	9	-
U.S. corporate, state and municipalities	1,532.2	118.0	53.5	32.4	256	23
Foreign	830.0	105.8	31.7	33.7	111	22
Residential mortgage-backed	511.7	220.7	55.1	73.6	115	109
Commercial mortgage-backed	732.4	372.0	49.3	165.0	59	39
Other asset-backed	160.5	275.5	8.5	127.0	37	82
Total	$4,807.3	$1,092.0	$236.4	$431.7	587	275

During the year ended December 31, 2010, unrealized capital losses on fixed maturities decreased by $433.4. Lower unrealized losses are due to declining yields and the overall tightening of credit spreads since the end of 2009, leading to the increased value of fixed maturities.

At December 31, 2010, the Company held 1 fixed maturity with an unrealized capital loss in excess of $10.0.  The unrealized capital loss on this fixed maturity equaled $10.0, or 4.3% of the total unrealized capital losses, as of December 31, 2010.  At December 31, 2009, the Company held 8 fixed maturities with unrealized capital losses in excess of $10.0.  The unrealized capital losses on these fixed maturities equaled $118.2, or 17.7% of the total unrealized capital losses, as of December 31, 2009.

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in “Other-Than-Temporary Impairments,” which follows this section. After detailed impairment analysis was completed, management determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired, and therefore no further other-than-temporary impairment was necessary.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in Accumulated other comprehensive income (loss), by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$1.7	1	$156.0	15	$-	-
Public utilities	1.3	5	-	-	-	-
Other U.S. corporate	5.3	19	47.8	57	283.2	233
Foreign(1)	42.4	20	50.6	42	108.9	94
Residential mortgage-backed	14.8	53	31.6	69	349.3	194
Commercial mortgage-backed	20.5	8	17.7	11	220.8	29
Other asset-backed	58.5	42	43.4	32	24.8	35
Limited partnerships	1.6	4	17.6	17	6.6	6
Equity securities	-	1	19.5	9	55.1	17
Mortgage loans on real estate	1.0	1	10.3	4	3.8	1
Total	$147.1	154	$394.5	256	$1,052.5	609
(1) Primarily U.S. dollar denominated.

The above tables include $48.4, $112.2, and $235.8 for the years ended December 31, 2010, 2009, and 2008, respectively, in other-than-temporary write-downs related to credit impairments, which are recognized in earnings. The remaining $98.7, $282.3, and $816.7, in write-downs for the years ended December 31, 2010, 2009, and 2008, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$1.7	1	$156.0	15	$-	-
Public utilities	1.4	5	-	-	-	-
Other U.S. corporate	5.3	19	35.9	42	204.5	180
Foreign(1)	28.5	15	48.7	41	81.3	78
Residential mortgage-backed	8.6	18	2.4	1	291.8	128
Commercial mortgage-backed	16.2	6	17.7	11	220.8	29
Other asset-backed	37.0	26	21.6	10	18.3	14
Total	$98.7	90	$282.3	120	$816.7	429

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The following tables identify the noncredit impairments recognized in Accumulated other comprehensive income (loss) by type for the years ended December 31, 2010 and 2009.

	2010		2009
		No. of		No. of
	Impairment	Securities	Impairment	Securities
Commercial mortgage-backed	$14.9	2	$-	-
Residential mortgage-backed	18.2	24	10.9	18
Other asset-backed	19.0	15	28.1	13
Total	$52.1	41	$39.0	31

(1) Primarily U.S. dollar denominated.

The fair value of fixed maturities with other-than-temporary impairments as of December 31, 2010, 2009, and 2008 was $2.0 billion, $3.0 billion, and $2.1 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for the years ended December 31, 2010 and 2009, for which a portion of the OTTI was recognized in Accumulated other comprehensive income (loss), and the corresponding changes in such amounts.

	2010	2009
Balance at January 1	$46.0	$-
Implementation of OTTI guidance included in ASC Topic 320(1)	-	25.1
Additional credit impairments:
On securities not previously impaired	12.0	13.6
On securities previously impaired	8.7	8.8
Reductions:
Securities sold, matured, prepaid or paid down	(7.5)	(1.5)
Balance at December 31	$59.2	$46.0

(1)   Represents credit losses remaining in Retained earnings related to the adoption of new guidance on OTTI, included in ASC Topic 320, on April 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities	$1,182.4	$1,125.7	$1,019.3
Equity securities, available-for-sale	15.3	15.4	(13.2)
Mortgage loans on real estate	104.0	113.4	116.1
Real estate	-	6.6	9.0
Policy loans	13.3	13.7	14.2
Short-term investments and cash equivalents	0.8	2.4	5.8
Other	68.0	4.7	(0.1)
Gross investment income	1,383.8	1,281.9	1,151.1
Less: investment expenses	41.5	39.8	80.1
Net investment income	$1,342.3	$1,242.1	$1,071.0

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of fixed maturities accounted for using the fair value option and derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities, available-for-sale, including net OTTI of $(144.5), $(347.1), and $(987.0) in 2010, 2009, and 2008, respectively	$38.7	$(15.1)	$(1,068.9)
Fixed maturities, at fair value using the fair value option	(39.2)	57.0	6.0
Equity securities, available-for-sale, including net OTTI of $0.0, $(19.5), and $(55.1) in 2010, 2009, and 2008, respectively	4.1	(2.9)	(81.0)
Derivatives	(36.6)	(267.6)	(105.0)
Other investments, including net OTTI of $(2.6), $(27.9), and $(10.4) in 2010, 2009, and 2008, respectively	4.9	(16.9)	(18.7)
Net realized capital losses	$(28.1)	$(245.5)	$(1,267.6)

After-tax net realized capital gains (losses)	$1.5	$(67.4)	$(1,151.9)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities and the related gross realized gains and losses were as follows for the periods ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Proceeds on sales	$5,312.9	$4,674.6	$8,426.5
Gross gains	213.6	228.5	120.0
Gross losses	27.8	87.4	234.4

3.                                    Financial Instruments

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009.

	2010
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$646.1	$68.3	$-	$714.4
U.S. government agencies and authorities	-	582.6	-	582.6
U.S. corporate, state and municipalities	-	7,362.3	11.2	7,373.5
Foreign	-	4,762.1	11.4	4,773.5
Residential mortgage-backed securities	-	2,102.9	252.5	2,355.4
Commercial mortgage-backed securities	-	1,029.6	-	1,029.6
Other asset-backed securities	-	341.1	247.7	588.8
Equity securities, available-for-sale	183.3	-	27.7	211.0
Derivatives:
Interest rate contracts	3.5	223.3	-	226.8
Foreign exchange contracts	-	0.7	-	0.7
Credit contracts	-	6.7	-	6.7
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.8	-	-	1,128.8
Assets held in separate accounts	42,337.4	4,129.4	22.3	46,489.1
Total	$44,299.1	$20,609.0	$572.8	$65,480.9

Liabilities:
Product guarantees	$-	$-	$3.0	$3.0
Fixed Indexed Annuities (“FIA”)	-	-	5.6	5.6
Derivatives:
Interest rate contracts	0.1	227.0	-	227.1
Foreign exchange contracts	-	38.5	-	38.5
Credit contracts	-	1.1	13.6	14.7
Total	$0.1	$266.6	$22.2	$288.9

(1)           Level 3 net assets and liabilities accounted for 0.8% of total net assets and liabilities measured at fair value on a recurring basis.  Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 2.8%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$1,861.9	$-	$-	$1,861.9
U.S. government agencies and authorities	-	673.6	-	673.6
U.S. corporate, state and municipalities	-	5,842.5	-	5,842.5
Foreign	-	3,358.3	-	3,358.3
Residential mortgage-backed securities	-	772.1	1,237.9	2,010.0
Commercial mortgage-backed securities	-	1,331.1	-	1,331.1
Other asset-backed securities	-	342.9	188.8	531.7
Equity securities, available-for-sale	148.1	-	39.8	187.9
Derivatives:
Interest rate contracts	-	175.0	-	175.0
Credit contracts	-	0.2	-	0.2
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.0	1.8	-	1,129.8
Assets held in separate accounts	38,052.5	3,261.0	56.3	41,369.8
Total	$41,190.5	$15,758.5	$1,522.8	$58,471.8

Liabilities:
Product guarantees	$-	$-	$6.0	$6.0
Derivatives:
Interest rate contracts	-	234.9	-	234.9
Foreign exchange contracts	-	43.3	-	43.3
Credit contracts	-	5.2	48.3	53.5
Total	$-	$283.4	$54.3	$337.7

(1)   Level 3 net assets and liabilities accounted for 2.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 8.4%.

Transfers in and out of Level 1 and 2

Certain U.S. Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from Level 1 to Level 2.  These securities for the year ended December 31, 2010, include U.S. Treasury strips of $60.6 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company’s Consolidated Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial Instruments footnote. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value CMO-Bs which commenced in the first quarter of 2010. CMO-Bs were previously valued using an average of broker quotes when more than one broker quote is provided.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010.

	December 31, 2010
									Change in
	Fair Value	Total realized/unrealized			Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:			issuances, and	in to	out of	as of	(losses) included
	January 1	Net income		OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$-	$-		$-	$-	$11.2	$-	$11.2	$-
Foreign	-	0.1		0.6	2.7	8.0	-	11.4	-
Residential mortgage-backed securities	1,237.9	(23.6)		4.3	62.5	0.6	(1,029.2)	252.5	(26.3)
Other asset-backed securities	188.8	(59.4)		93.3	(20.2)	45.2	-	247.7	(59.3)
Total fixed maturities, including securities pledged	1,426.7	(82.9)		98.2	45.0	65.0	(1,029.2)	522.8	(85.6)

Equity securities, available for sale	39.8	(0.4)		0.6	13.8	-	(26.1)	27.7	-

Derivatives, net	(48.3)	0.3		-	34.4	-	-	(13.6)	1.8

Product guarantees	(6.0)	9.0	(1)	-	(6.0)	-	-	(3.0)	-

Fixed Indexed Annuities	-	0.3	(1)	-	(5.9)	-	-	(5.6)	-

Separate Accounts	56.3	5.8		-	(57.7)	17.9	-	22.3	1.0

(1)            This amount is included in Interest credited and other benefits to contract owners on the  Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(3) For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009.

	December 31, 2009
									Change in
	Fair Value	Total realized/unrealized			Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:			issuances, and	in to	out of	as of	(losses) included
	January 1	Net income		OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
Residential mortgage-backed securities	$1,942.6	$36.9		$149.6	$(408.7)	$-	$(482.5)	$1,237.9	$(7.5)
Other asset-backed securities	225.3	(0.7)		(11.9)	(23.9)	-	-	188.8	(18.6)
Total fixed maturities, including securities pledged	2,167.9	36.2		137.7	(432.6)	-	(482.5)	1,426.7	(26.1)

Equity securities, available for sale	-	(11.0)		5.3	1.0	44.5	-	39.8	-

Derivatives, net	(65.8)	6.8		-	2.9	-	7.8	(48.3)	6.6

Product guarantees	(220.0)	219.4	(1)	-	(5.4)	-	-	(6.0)	-

Separate Accounts	141.4	3.1		-	(73.6)	11.1	(25.7)	56.3	0.8

(1)    This amount is included in Interest credited and other benefits to contract owners on the  Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2010 in fixed maturities, including securities pledged, are primarily due to the Company’s use of commercial pricing services to value CMO-Bs. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and have been classified as Level 2. The CMO-Bs had previously been valued by using the average of broker quotes when more than one broker quote is provided.

The remaining transfers in and out of Level 3 for fixed maturities, equity securities and separate accounts during the year ended December 31, 2010 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2010 and 2009.

	2010		2009
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale, including securities pledged	$16,964.4	$16,964.4	$15,375.5	$15,375.5
Fixed maturities, at fair value using the fair value option	453.4	453.4	233.6	233.6
Equity securities, available-for-sale	211.0	211.0	187.9	187.9
Mortgage loans on real estate	1,842.8	1,894.8	1,874.5	1,792.8
Loan-Dutch State obligation	539.4	518.7	674.1	645.5
Policy loans	253.0	253.0	254.7	254.7
Limited partnerships/corporations	463.5	463.5	426.2	426.2
Cash, cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.8	1,128.8	1,129.8	1,129.8
Derivatives	234.2	234.2	175.2	175.2
Notes receivable from affiliates	175.0	177.0	175.0	169.6
Assets held in separate accounts	46,489.1	46,489.1	41,369.8	41,369.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,313.2	1,311.5	1,359.0	1,450.4
Without a fixed maturity	16,902.6	16,971.6	16,441.2	17,688.4
Product guarantees	3.0	3.0	6.0	6.0
Fixed Indexed Annuities	5.6	5.6	-	-
Derivatives	280.3	280.3	331.7	331.7

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments which are not carried at fair value on the Consolidated Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows from the Dutch Strip Yield Curve.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans.  Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps. The augmentation is present to account for non-performance risk. A margin for nonfinancial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contractholder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are summarized as follows at December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Total commercial mortgage loans	$1,844.1	$1,876.5
Collective valuation allowance	(1.3)	(2.0)
Total net commercial mortgage loans	$1,842.8	$1,874.5

As of December 31, 2010, all commercial mortgage loans are held-for-investment.  The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.  All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. Loan performance is continuously monitored on a loan-specific basis through the review of borrower submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.  This review ensures properties are performing at a consistent and acceptable level to secure the debt.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company has established a collective valuation allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process.  The changes in the valuation allowance were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Collective valuation allowance for losses, beginning of year(1)	$2.0	$-
Addition to / (release of) allowance for losses	(0.7)	2.0
Collective valuation allowance for losses, end of year	$1.3	$2.0

(1) Allowance was not recorded prior to 2009.

As indicators of credit quality, the commercial mortgage loan portfolio is the recorded investment, excluding collective valuation allowances, by the indicated loan-to-value ratio and debt service coverage ratio, as reflected in the following tables at December 31, 2010 and 2009.

	2010(1)	2009(1)
Loan-to-Value Ratio:
0% - 50%	$536.4	$569.0
50% - 60%	564.6	562.9
60% - 70%	610.1	593.6
70% - 80%	113.9	130.4
80% - 90%	19.1	20.6
Total Commercial Mortgage Loans	$1,844.1	$1,876.5

(1) Balances do not include allowance for mortgage loan credit losses.

	2010(1)	2009(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$1,270.0	$1,233.9
1.25x - 1.5x	182.1	229.6
1.0x - 1.25x	191.8	152.6
Less than 1.0x	137.4	195.4
Mortgages secured by loans on land or construction loans	62.8	65.0
Total Commercial Mortgage Loans	$1,844.1	$1,876.5

(1) Balances do not include allowance for mortgage loan credit losses.

The Company believes it has a high quality mortgage loan portfolio with 100% of commercial mortgages classified as performing.  The Company defines delinquent commercial mortgage loans consistent with industry practice as 60 days past due.  As of December 31, 2010, there were no commercial loans classified as delinquent.  The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until past due payments are brought current. At December 31, 2010, there were no commercial mortgage loans on nonaccrual status.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

All commercial mortgages are rated for the purpose of quantifying the level of risk.  Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.  If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The carrying values and unpaid principal balances (prior to any charge-off) of impaired commercial mortgage loans were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Impaired loans without valuation allowances	$9.5	$26.8

Unpaid principle balance of impaired loans	$12.0	$34.9

Derivative Financial Instruments

See the Organization and Significant Accounting Policies footnote for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment. The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio.  Interest rate caps are purchased contracts that are used by the Company to hedge annuity products against rising interest rates.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets.  Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Certain forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on owned forwards or interest rate rises on purchased forwards) or will be required to make a payment (interest rate rises on owned forwards or interest rate drops on purchased forwards).

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.  A decrease in variable annuity account values would also result in lower fee income.  A decrease in equity markets may also negatively impact the Company’s investment in equity securities.  The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices.  Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense.

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio.  Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2010 and 2009.

	2010			2009
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for hedge accounting (1)
Interest rate contracts	7.2	$0.6	$-	-	$-	$-
Foreign exchange contracts	7.2	-	0.1	-	-	-
Derivatives: Non-Qualifying for hedge accounting (1)
Interest rate contracts	16,737.7	226.2	227.1	9,750.1	175.0	234.9
Foreign exchange contracts	233.0	0.7	38.4	199.5	-	43.3
Equity contracts	3.7	-	-	-	-	-
Credit contracts	641.4	6.7	14.7	243.9	0.2	53.5
Managed custody guarantees(2)	N/A	-	3.0	N/A	-	6.0
Embedded derivatives:
Within retail annuity products(2)	N/A	-	5.6	N/A	-	-
Total		$234.2	$288.9		$175.2	$337.7

N/A - Not applicable.

(1)           The fair values are reported in Derivatives or Other liabilities on the  Consolidated Balance Sheets.

(2)           The fair values are reported in Future policy benefits and claim reserves on the  Consolidated Balance Sheets.

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
Derivatives: Non-Qualifying for hedge accounting (1)
Interest rate contracts	$(53.4)	$(178.8)
Foreign exchange contracts	7.4	(23.3)
Equity contracts	0.5	(49.0)
Credit contracts	8.9	(16.5)
Managed custody guarantees(2)	4.1	34.0
Embedded derivatives:
Within retail annuity products(2)	5.2	185.4
Total	$(27.3)	$(48.2)

(1)           Changes in value are included in Net realized capital losses on the  Consolidated Statements of Operations.

(2)           Changes in value are included in Interest credited and other benefits to contract owners on the Consolidated

Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Associations, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments.  Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2010, the fair value of credit default swaps of $6.7 and $14.7 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. At December 31, 2009, the fair value of credit default swaps of $0.2 and $53.5 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $625.6 and $84.4, respectively.

4.                                    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Balance at January 1	$901.8	$865.5	$728.6
Deferrals of commissions and expenses	142.2	108.2	168.7
Amortization:
Amortization	(77.0)	(39.3)	(112.5)
Interest accrued at 5.5% to 7%	64.6	58.0	50.6
Net amortization included in Consolidated Statements of Operations	(12.4)	18.7	(61.9)
Change in unrealized capital gains/losses on available-for-sale securities	(8.6)	(90.6)	30.1
Balance at December 31	$1,023.0	$901.8	$865.5

The estimated amount of DAC amortization expense, net of interest, is $38.4, $57.8, $56.8, $55.5, and $55.3, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Balance at January 1	$991.5	$1,832.5	$1,253.2
Deferrals of commissions and expenses	23.6	40.4	33.3
Amortization:
Amortization	(8.7)	(170.5)	(144.2)
Interest accrued at 5.5% to 7%	74.3	72.2	77.2
Net amortization included in Consolidated Statements of Operations	65.6	(98.3)	(67.0)
Change in unrealized capital gains/losses on available-for-sale securities	(364.3)	(783.1)	613.0
Balance at December 31	$716.4	$991.5	$1,832.5

The estimated amount of VOBA amortization expense, net of interest, is $50.0, $72.3, $69.5, $64.2, and $61.2, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

5.                                    Capital Contributions, Dividends and Statutory Information

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s earned statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During the year ended December 31, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent.  During the years ended December 31, 2009 and 2008, ILIAC did not pay any dividends on its common stock to its Parent. On October 30, 2010, IFA paid a $60.0 dividend to ILIAC, its parent, which was eliminated in consolidation.

During the year ended December 31, 2010, ILIAC did not receive any capital contributions from its Parent. On November 12, 2008, ING issued to The State of the Netherlands (the “Dutch State”) non-voting Tier 1 securities for a total consideration of EUR 10 billion.  On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company.  The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of currently existing capital within ING.  During 2008, ILIAC did not receive any cash capital contributions from Lion.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

On February 18, 2011, ILIAC received a $150.0 capital contribution from its Parent as part of the redistribution of currently existing capital within ING US Insurance Operations.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States.  Statutory net income (loss) was $66.0, $271.6, and $(428.4), for the years ended December 31, 2010, 2009, and 2008, respectively.  Statutory capital and surplus was $1.7 billion and $1.8 billion as of December 31, 2010 and 2009, respectively.  As specifically prescribed by statutory accounting practices, statutory surplus as of December 31, 2010 included the impact of the $150.0 capital contribution received by ILIAC from its Parent on February 18, 2011.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting.  The adoption of AG43 resulted in higher reserves than those calculated under previous standards by $97.9.  Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Department to grade-in the impact of higher reserve over a three year period.  The Company elected this grade-in provision, as allowed under AG43 and as approved by the Department, which allows the Company to reflect the impact of adoption of $97.9 over a three year period.  The impact of the grade-in for the years ended December 31, 2010 and 2009 was a $23.0 and $32.6, respectively, increase in reserves and a corresponding decrease in statutory surplus.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting.  This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement.  If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%.  Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion of or all of the gross deferred tax assets will not be realized. To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge must be applied to the additional admitted deferred tax assets generated by SSAP 10R.  The adoption for 2009 had a December 31, 2009 sunset; however, during 2010, the 2009

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

adoption, including the 5% pre-tax RBC charge, was extended through December 31, 2011.  The effects on the Company’s statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of $68.9 and $51.1 as of December 31, 2010 and 2009, respectively.  This adoption had no impact on total liabilities or net income.

6.                                    Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2010, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.1 billion and $4.4, respectively. As of December 31, 2009, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.9 billion and $3.6, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2010 and 2009, was $6.1 billion and $6.9 billion, respectively.

7.                                    Income Taxes

Income taxes expense (benefit) consisted of the following for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Current tax expense (benefit):
Federal	$73.2	$27.5	$(121.8)
State	-	(0.9)	(18.1)
Total current tax expense (benefit)	73.2	26.6	(139.9)
Deferred tax expense:
Federal	67.6	23.0	31.6
Total deferred tax expense	67.6	23.0	31.6
Total income tax expense (benefit)	$140.8	$49.6	$(108.3)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Income (loss) before income taxes	$577.7	$403.5	$(1,138.5)
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	202.2	141.2	(398.5)
Tax effect of:
Dividend received deduction	(23.3)	(2.6)	(15.5)
IRS audit settlement	(26.8)	(0.1)	(10.1)
State audit settlement	-	(1.2)	(12.6)
State tax expense	0.6	0.1	1.3
Tax valuation allowance	(13.7)	(92.2)	333.0
Other	1.8	4.4	(5.9)
Income tax expense (benefit)	$140.8	$49.6	$(108.3)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2010 and 2009, are presented below.

	2010	2009
Deferred tax assets:
Insurance reserves	$187.1	$140.7
Investments	112.5	286.7
Postemployment benefits	83.7	73.5
Compensation	45.9	46.3
Other	22.1	9.5
Total gross assets before valuation allowance	451.3	556.7
Less: valuation allowance	(120.1)	(202.5)
Assets, net of valuation allowance	331.2	354.2
Deferred tax liabilities:
Net unrealized gain	(71.9)	(55.3)
Value of business acquired	(410.5)	(379.2)
Deferred policy acquisition costs	(315.7)	(270.9)
Total gross liabilities	(798.1)	(705.4)
Net deferred income tax liability	$(466.9)	$(351.2)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. At December 31, 2010 and 2009, the Company had a tax valuation allowance of $109.0 and $197.5, respectively, related to capital losses.  As of December 31, 2010 and 2009, the Company had full tax valuation allowances of $11.1

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and $5.0, respectively, related to foreign tax credits, the benefit of which is uncertain.  The change in net unrealized capital gains (losses) includes an increase (decrease) in the tax valuation allowance of $(68.7), $(38.2), and $(6.4) for the years ended December 31, 2010, 2009, and 2008, respectively.

Tax Sharing Agreement

Under the intercompany tax sharing agreement, ILIAC has a payable to and a receivable from ING AIH of $49.3 and $23.9 for federal income taxes as of December 31, 2010 and 2009, respectively.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods ended December 31, 2010 and 2009 are as follows:

	2010	2009
Balance at beginning of period	$12.8	$22.1
Additions for tax positions related to current year	-	0.9
Additions for tax positions related to prior years	36.2	3.5
Reductions for tax positions related to prior years	(25.8)	(13.3)
Reductions for settlements with taxing authorities	(0.2)	(0.4)
Balance at end of period	$23.0	$12.8

The Company had $0.0 and $24.8 of unrecognized tax benefits as of December 31, 2010 and 2009, respectively, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and income tax expense (benefit) on the Balance Sheet and the Statement of Operations, respectively. The Company had accrued interest of $0.0 and $3.3 as of December 31, 2010 and 2009, respectively. The decrease in accrued interest during the year ended December 31, 2010 is primarily related to the settlement of the 2004 through 2008 federal audits.

Tax Regulatory Matters

In September 2010, the Internal Revenue Service (“IRS”) completed its examination of the Company’s returns through tax year 2008.  The provision for the year ended December 31, 2010 reflected non-recurring favorable adjustments, resulting from a

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s positions.

The Company is currently under audit by the IRS and has agreed to participate in the Compliance Assurance Program (“CAP”) for tax years 2009 and 2010.  It is anticipated that the IRS audit of the 2009 tax year will be finalized within the next twelve months.  Upon finalization of the IRS examination, it is reasonably possible that the unrecognized tax benefits will decrease by up to $23.0.

8.                                    Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $27.2, $22.3, and $14.0 for the years ended December 31, 2010, 2009, and 2008, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.7, $8.9, and $10.3, for the years ended December 31, 2010, 2009, and 2008, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs.  Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2010 and 2009.

	2010	2009
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$90.2	$94.9
Interest cost	5.1	5.3
Benefits paid	(10.1)	(13.4)
Actuarial gain on obligation	11.6	3.4
Projected benefit obligation, December 31	$96.8	$90.2

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2010	2009
Accrued benefit cost	$(96.8)	$(90.2)
Accumulated other comprehensive income	30.0	21.1
Net amount recognized	$(66.8)	$(69.1)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2010 and 2009 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2010	2009
Discount rate at end of period	5.50%	6.00%
Rate of compensation increase	3.00%	1.50%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 5.5% was the appropriate discount rate as of December 31, 2010, to calculate the Company’s accrued benefit liability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2010	2009	2008
Discount rate	6.00%	6.00%	6.50%
Rate of increase in compensation levels	3.00%	1.50%	4.20%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2010, 2009, and 2008, were as follows:

	2010	2009	2008
Interest cost	$5.1	$5.3	$5.2
Net actuarial loss recognized in the year	2.6	2.1	-
Unrecognized past service cost recognized in the year	0.1	0.1	-
The effect of any curtailment or settlement	-	0.1	0.5
Net periodic benefit cost	$7.8	$7.6	$5.7

Cash Flows

In 2011, the employer is expected to contribute $9.9 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2011 through 2015, and thereafter through 2020, are estimated to be $9.9, $9.1, $7.9, $6.8, $5.5, and $28.4, respectively.

Stock Option and Share Plans

Through 2010, ING sponsored the ING Group Long-Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Executive Board with options and/or performance shares.  The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement.  Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service.  Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation.  The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo.  Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares.  Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date.  Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target.  Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement.  If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo).  Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company was allocated from ING compensation expense for the leo options and performance shares of $3.4, $3.7, and $4.1, for the years ended December 31, 2010, 2009, and 2008, respectively.

For leo, the Company recognized tax benefits of $0.7, $0.1, and $0.7, in 2010, 2009, and 2008, respectively.

Commencing in 2011, ING introduced a new long-term equity and deferred bonus plan, the Long-Term Sustainable Performance Plan (“LSPP”).  The terms applicable to an award under the LSPP will be set out in a grant agreement which is signed by the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

participant when he or she accepts the award.  The LSPP will provide employees of the Company who are selected by the ING Executive Board with performance shares and will also require deferral of discretionary incentive bonus awards in excess of EU 100,000.  The performance shares awarded under the LSPP will be a contingent grant of ING ADR units and on settlement, the participant will have the right to either receive ING ADR units in kind or a cash amount equal to the closing price per ING share on the Euronent Amsterdam Stock Market on the settlement date times the number of vested ADR units, subject to achievement during the vesting period of performance targets based on return of equity and employee engagement. The excess bonus amount will be held in deferred ING ADR units or in a deferred cash account, or some combination thereof, depending on the total amount of the incentive bonus award, generally subject to vesting in three equal tranches over the three year period commencing on the date of incentive bonus payment.  Unlike the leo plan, no options on ING shares in the form of ADRs will be granted under the LSPP.  To vest in performance shares, deferred shares or deferred cash, an employee must generally be actively employed on the settlement date, although immediate full and partial vesting in the event of normal age or early retirement, death or disability, or termination due to redundancy or business divestiture will occur, similar to the vesting treatment in the leo plan.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

▪	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
▪	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2010, 2009, and 2008, were $11.9, $12.1, and $13.9, respectively.

9.                                    Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $23.7, $35.9, and $58.4, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $209.7, $140.2, and $175.3, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2010, 2009, and 2008, net expenses related to the agreement were incurred in the amount of $53.3, $26.3, and $19.6, respectively.

▪

Service agreement with ING Institutional Plan Services, LLC (“IIPS”) effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC. For the years ended December 31, 2010 and 2009, net expenses related to the agreement were incurred in the amount of $6.4 and $4.9, respectively. An immaterial amount was incurred for the year ended December 31, 2008.

▪

Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company’s variable insurance products. For the year ended December 31, 2010, revenue under the IIM intercompany agreement was $24.1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.  Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly-owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2010, 2009, and 2008, commissions were collected in the amount of $220.0, $275.3, and $622.5. Such commissions are, in turn, paid to broker-dealers.

▪

Intercompany agreements with each of ING USA, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the “Contracting Party”) pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party. For the year ended December 31, 2010, expenses were incurred under these intercompany agreements in the aggregate amount of $204.5.

▪

Prior to January 1, 2010, DSL was a party to a service agreement with ING USA pursuant to which ING USA provided DSL with managerial and supervisory services in exchange for a fee. This service agreement was terminated as of January 1, 2010. For the years ended December 31, 2009 and 2008, expenses were incurred under this service agreement in the amount of $123.2 and $139.2, respectively.

▪

Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred under this service agreement in the amount of $3.3, $1.2, and $1.2, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $19.8, $12.5, and $14.9, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $246.1, $212.3, and $255.2, (excludes fees paid to ING Investment Management Co.) in 2010, 2009, and 2008, respectively.

DSL has been retained by ING Investors Trust (“IIT”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the “Fund”), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee, net of sub advisory fees, which is based on a percentage of average daily net assets. For the years ended December 31, 2010, 2009, and 2008, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $314.3, $270.0, and $323.8, respectively. At December 31, 2010 and 2009, DSL had $25.1 and $25.3, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of the Company’s statutory admitted assets as of the preceding December 31.  Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%.  Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Under this agreement, the Company incurred an immaterial amount of interest expense for the years ended December 31, 2010 and 2009, and $0.2 for the year ended December 31, 2008, and earned interest income of $0.9, $1.0 and $4.8, for the years ended December 31, 2010, 2009, and 2008, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At of December 31, 2010 and 2009, the Company had an outstanding receivable of $304.1 and $287.2, respectively, with ING AIH under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2010, 2009, and 2008.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America.  The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

Transfer of Registered Representatives

On January 1, 2011, IFA transferred a group of registered representatives and their related customer accounts to its broker-dealer affiliate, ING Financial Partners, Inc. and received $5.0 as consideration for the transfer.  Effective January 1, 2011, IFA will operate exclusively as a wholesale broker-dealer.

10.                            Financing Agreements

Revolving Note Facility

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York (“BONY”).  Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing.  Under this agreement,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

ILIAC incurred no interest expense for the years ended December 31, 2010, 2009, and 2008.  At December 31, 2010 and 2009, ILIAC had no amounts outstanding under the revolving note facility.

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development (“DECD”) loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the “Windsor Property”). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period.  On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

At both December 31, 2010 and 2009, the amount of the loan outstanding was $4.9 which was reflected in Notes payable on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions footnote.

11.                            Reinsurance

At December 31, 2010, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.  At December 31, 2010, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers.  The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.5 and $11.6 were maintained for this contract as of December 31, 2010 and 2009, respectively.

Reinsurance ceded in force for life mortality risks were $17.4 billion and $18.6 billion at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, net receivables were comprised of the following:

	2010	2009
Claims recoverable from reinsurers	$2,356.0	$2,431.0
Payable for reinsurance premiums	-	(0.7)
Reinsured amounts due to reinsurers	0.4	(0.7)
Other	(0.5)	0.3
Total	$2,355.9	$2,429.9

Premiums and Interest credited and other benefits to contract owners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Deposits ceded under reinsurance	$154.6	$162.4	$174.4
Premiums ceded under reinsurance	0.3	0.3	0.3
Reinsurance recoveries	390.4	339.8	309.0

12.                            Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases and paid substantially all expenses associated with its leased and subleased office properties. Any expenses not paid directly by the Company were paid for by an affiliate and allocated back to the Company.  However, as of December 31, 2008, all of the Company’s expenses for leased and subleased office properties will be paid for by an affiliate and allocated back to the Company, as all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2010, 2009, and 2008, rent expense for leases was $4.0, $5.1, and $6.1, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield.  The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost.  Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2010, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $336.3, of which $144.0 was with related parties.  At December 31, 2009, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $305.1, of which $218.5 was with related parties.  During 2010 and 2009, $69.1 and $46.8, respectively, was funded to related parties under these commitments.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA.  The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate.  As of December 31, 2010, the Company held $4.7, of cash collateral, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. As of December 31, 2009, the Company did not hold any cash collateral. In addition, as of December 31, 2010 and 2009, the Company delivered collateral of $93.8 and $130.3, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/ arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry.  Some of these investigations and inquiries could result in regulatory action against the Company.  The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability.  It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.  It is the practice of the Company and its affiliates to cooperate fully in these matters.

13.                            Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital gains (losses):
Fixed maturities	$930.5	$133.4	$(1,315.5)
Equity securities, available-for-sale	24.3	12.8	(7.4)
Derivatives	0.5	-	-
DAC/VOBA adjustment on available-for-sale securities	(461.7)	(88.8)	650.9
Sales inducements adjustment on available-for-sale securities	(0.3)	0.2	2.4
Shadow premium deferral	(61.0)	-	-
Other investments	0.1	-	(0.3)
Unrealized capital gains (losses), before tax	432.4	57.6	(669.9)
Deferred income tax asset (liability)	(114.4)	(63.9)	205.8
Net unrealized capital gains (losses)	318.0	(6.3)	(464.1)
Pension and other post-employment benefits liability, net of tax	(13.5)	(8.7)	(18.0)
Accumulated other comprehensive income (loss)	$304.5	$(15.0)	$(482.1)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, reported net of DAC, VOBA, and income tax, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities	$797.1	$1,448.9	$(1,267.4)
Equity securities, available-for-sale	11.5	20.2	(13.7)
Derivatives	0.5	-	-
DAC/VOBA adjustment on available-for-sale securities	(372.9)	(739.7)	643.1
Sales inducements adjustment on available-for-sale securities	(0.5)	(2.2)	2.2
Shadow premium deferral	(61.0)	-	-
Other investments	0.1	0.3	0.4
Unrealized capital gains (losses), before tax	374.8	727.5	(635.4)
Deferred income tax asset (liability)	(119.2)	(230.7)	193.7
Net change in unrealized capital gains (losses)	$255.6	$496.8	$(441.7)

Changes in unrealized capital gains on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital holding gains arising during the period(1)	$284.8	$513.0	$(1,192.0)
Less: reclassification adjustment for gains and other items included in Net income (loss)(2)	29.2	16.2	(750.3)
Net change in unrealized capital gains on securities	$255.6	$496.8	$(441.7)

(1) Pretax unrealized capital holding gains (losses) arising during the year were $417.6, $751.2, and $(1,714.8), for the years ended December 31, 2010, 2009, and 2008, respectively.

(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $42.8, $23.7, and $(1,079.4), for the years ended December 31, 2010, 2009, and 2008, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are determined by specific identification of each security sold during the period.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2010	First	Second	Third	Fourth
Total revenue	$520.6	$542.4	$549.5	$613.5
Income before income taxes	104.9	78.4	127.2	267.2
Income tax expense (benefit)	14.0	34.7	(8.8)	100.9
Net income	$90.9	$43.7	$136.0	$166.3

2009	First	Second	Third	Fourth
Total revenue	$588.9	$261.1	$518.5	$502.2
Income before income taxes	36.3	7.4	217.4	142.4
Income tax expense (benefit)	(4.0)	(89.6)	72.8	70.4
Net income	$40.3	$97.0	$144.6	$72.0

Form No. SAI.109860-11	ILIAC April 2011

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Included in Part A:
Condensed Financial Information
(2)		Included in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2010
		-	Statements of Operations for the year ended December 31, 2010
		-	Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2010, 2009 and 2008
		-	Consolidated Balance Sheets as of December 31, 2010 and 2009
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2010, 2009 and 2008
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2010, 2009 and 2008
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account C · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
	(2)		Not applicable
	(3.1)		Broker-Dealer Agreement · Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-56297), as filed on June 8, 1998.
	(3.2)		Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and
Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of
Assignment to AISI · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November
30, 2000.
	(3.3)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to
Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No.
033-75996), as filed on December 20, 2006.
	(4.1)		Variable Annuity Contract (G-CDA(12/99)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.

(4.2)	Variable Annuity Contract Certificate (C-CDA(12/99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.3)	Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.4)	Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(4.5)	Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.6)	Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.7)	Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(4.8)	Endorsement (EMM-DAC-03) to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on December
30, 2003.
(4.9)	Endorsement (EMM-TABCert-03) to Contract Certificate C-CDA(12/99) ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.
(4.10)	Endorsement (EMM-TABCont-03) to Contract C-CDA(12/99) · Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-109860), as filed on December 30, 2003.
(4.11)	Schedules: MM-HC401a-03; MM-HC401K-03; MMH-HC403b-03;
MM-HC403bv-03; MM-HC457bTE-03; and MM-HC457g-03 to Contract
G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-109860), as filed on December 30, 2003.
(4.12)	Variable Annuity Contract (G-CDA-99(NY)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.

(4.13)	Variable Annuity Contract Certificate (C-CDA-99(NY)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.14)	Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.15)	Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.16)	Variable Annuity Contract (G-CDA(99)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.17)	Variable Annuity Contract Certificate (C-CDA(99)) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.18)	Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14,
2001.
(4.19)	Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14,
2001.
(4.20)	Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and
I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),
GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),
GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.
(4.21)	Variable Annuity Contract (G-CDA-01(NY)) · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 10, 2002.
(4.22)	Variable Annuity Contract Certificate (C-CDA-01(NY)) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 10, 2002.

(4.23)	Appendix A (Variable Provisions in Group Annuity Contract
G-CDA-01(NY)) and Certificate C-CDA-01(NY) · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 10, 2002.
(4.24)	Statement of Variability to Contract G-CDA-01(NY) · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 10, 2002.
(4.25)	Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-
CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10,
2002.
(4.26)	Endorsement (E-GDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-
01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10,
2002.
(4.27)	Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10,
2002.
(4.28)	Endorsement E-403bR-09 to Contracts G-CDA-99(NY), G-CDA-01(NY) GST-
CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-
IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-
96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates
GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-
CDA(12/99) and C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on April 15, 2009.
(4.29)	Endorsement E-403bTERM-08 to Contracts G-CDA-99(NY), G-CDA-01(NY) GST-
CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-
IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-
96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates
GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-
CDA(12/99) and C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on April 15, 2009.
(4.30)	Endorsement EMM-DAC-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11,
2010.
(4.31)	Endorsement EMM-TABCERT-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11,
2010.

(4.32)	Endorsement EMM-TABCONT-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11,
2010.
(4.33)	Endorsement E-MMLOAN-10 to Contract G-CDA-10 and Certificate C-CDA-10 ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 5, 2011.
(4.34)	Endorsement E-MMGDB-10 to Contract G-CDA-10 and Certificate C-CDA-10 ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 5, 2011.
(4.35)	Endorsement E-MMGDBP-10 to Contract G-CDA-10 and Certificate C-CDA-10 ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 5, 2011.
(4.36)	Variable Annuity Contract G-CDA-10 · Incorporated by reference to Post-Effective
Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on September 17, 2010.
(4.37)	Variable Annuity Contract Certificate C-CDA-10 · Incorporated by reference to
Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No.
333-109860), as filed on September 17, 2010.
(4.38)	Endorsement E-RO457 to Contracts G-CDA(12/99), G-CDA-10, GLID-CDA-HO,
GSD-CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificates C-
CDA(12/99) and C-CDA-10
(5.1)	Variable Annuity Contract Application (300 MOP-02(05/02)) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 10, 2002.
(5.2)	Variable Annuity Contract Application (155634 (07/10)) · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-167680), as filed on February 11, 2011.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company · Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 · Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.
(7)	Not applicable
(8.1)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-105479), as filed on May 22, 2003.

(8.2)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and
ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity
Company) · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21,
2004.
(8.3)	(Retail) Amendment No. 2 dated July __, 2005 to Participation Agreement for Retail
Mutual Funds dated as of October 1, 2000, as amended on January 1, 2003, by and among, AIM Distributors, Inc., ING Life Insurance and Annuity Company (formerly
Aetna Life Insurance and Annuity Company), ReliaStar Life Insurance Company,
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No.
333-105479), as filed on April 11, 2008.
(8.4)	(Retail) Shareholder Service Agreement dated as of October 1, 1998 for Sale of
Shares of The AIM Mutual Funds between AIM Distributors, Inc. and Aetna
Investment Services, Inc. · Incorporated by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on
December 30, 2003.
(8.5)	(Retail) Amendment made and entered into as of October 1, 2000 to Shareholder
Service Agreement dated as of October 1, 1998 and amended with respect to
Schedule A of the Agreement effective November 20, 1998 for Sale of Shares of
AIM Mutual Funds between AIM Distributors, Inc., Aetna Investment Services, Inc.
and Aetna Life Insurance and Annuity Company · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on December 30, 2003.
(8.6)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.7)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company,
Incorporated · Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.8)	(Retail) First Amendment dated February 5, 2009 to the Amended and Restated
Selling and Services Agreement and Fund Participation Agreement dated as of May
1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC and Fred Alger & Company, Incorporated · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.9)	(Retail) Second Amendment dated as of October 1, 2009 to the Amended and
Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008, as amended, between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Fred Alger
& Company, Incorporated · Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.10)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.11)	(Retail) Fund Participation Agreement effective as of October 26, 2000 between
Alliance Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(8.12)	(Retail) Second Amendment entered into as of August 27, 2010 to the Fund
Participation Agreement dated as of October 26, 2000 by and between ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and
AllianceBernstein Investments, Inc. · Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on December 3, 2010.
(8.13)	Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between AllianceBernstein Investor Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9,
2008.

(8.14)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
May 1, 2008 between ING Life Insurance and Annuity Company and Saturna
Brokerage Services Inc. (Amana Funds) · Incorporated by reference to Post-
Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on August 18, 2008.
(8.15)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc.
(Amana Funds), ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on August 18, 2008.
(8.16)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life
Insurance and Annuity Company, American Century Services Corporation, and
American Century Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.17)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on April 13, 2004.
(8.18)	(Retail) Amendment No. 2 effective October 1, 2004 to Fund Participation
Agreement between ING Life Insurance and Annuity Company and American
Century Investment Services · Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.
(8.19)	(Retail) Amendment No. 3 effective April 1, 2007 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company,
American Century Investment Services, Inc. and American Century Services, LLC ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.
(8.20)	(Retail) Selling and Services Agreement dated July 1, 2000 by and among Aetna
Investment Services, Inc., Aetna Life Insurance and Annuity Company and American
Century Investment Services · Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.

(8.21)	(Retail) Amendment No. 1 effective November 7, 2003 to the Selling and Services
Agreement dated July 1, 2000 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company) and
American Century Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 10, 2007.
(8.22)	(Retail) Amendment No. 2 effective October 1, 2004 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 by and among
ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.),
ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and American Century Investment Services, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 48 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.
(8.23)	(Retail) Amendment No. 3 effective April 1, 2007 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 and October 1,
2004 by and among ING Financial Advisers, LLC (formerly known as Aetna
Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century
Investment Services, Inc. and American Century Services, LLC · Incorporated by
reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-
4 (File No. 333-105479), as filed on April 11, 2008.
(8.24)	(Retail) Fourth Amendment dated as of April 6, 2009 to the Selling and Services
Agreement dated July 1, 2000 as amended on November 7, 2003, October 1, 2004 and April 1, 2007 by and between ING Life Insurance and Annuity Company
(formerly known as Aetna Life Insurance and Annuity Company), ING Institutional
Plan Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna
Investment Services, Inc.), American Century Investment Services, Inc. and
American Century Services, LLC · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.25)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(8.26)	(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, American Funds Distributors, Inc. and American
Funds Service Company · Incorporated by reference to Post-Effective Amendment
No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.27)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company · Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November
21, 2006
(8.28)	(Retail) Second Amendment effective November 1, 2006 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, by and among American Funds Distributors, Inc., American Funds Service Company, ING
Life Insurance and Annuity Company, ReliaStar Life Insurance Company and
ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-
Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 15, 2008.
(8.29)	(Retail) Third Amendment effective February 1, 2007 to the Participation Agreement dated January 1, 2003, and as amended on January 3, 2006 and on November 1,
2006, by and among American Funds Distributors, Inc., American Funds Service
Company, ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York · Incorporated by
reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 15, 2008.
(8.30)	(Retail) Fourth Amendment effective as of October 1, 2008 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006 and February 1, 2007, by and among American Funds Distributors, Inc.,
American Funds Service Company, ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New
York · Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November 18,
2008.
(8.31)	(Retail) Fifth Amendment effective as of January 30, 2009 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006, February 1, 2007 and October 1, 2008, by and among American Funds
Distributors, Inc., American Funds Service Company, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York · Incorporated by reference to Post-Effective Amendment
No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 9, 2009.

(8.32)	(Retail) Sixth Amendment effective May 1, 2009 to the Participation Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1, 2006,
February 1, 2007, October 1, 2008 and January 30, 2009, by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, American Funds Distributors, Inc. and American
Funds Service Company · Incorporated by reference to Post-Effective Amendment
No. 55 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 8, 2010.
(8.33)	(Retail) Seventh Amendment effective December 1, 2010 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006, February 1, 2007, October 1, 2008, January 30, 2009 and May 1, 2009, by and
among ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, American Funds
Distributors, Inc. and American Funds Service Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-167680), as filed on February 11, 2011.
(8.34)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to
Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.35)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.36)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group
Agreement dated June 30, 2000 and effective January 1, 2003 between American
Funds Distributors, Inc. and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on December 16, 2005.
(8.37)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.38)	(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel
Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.

(8.39)	(Retail) First Amendment made and entered into as of October 1, 2000 to Fund
Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly
Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and
Annuity Company on its own behalf and on behalf of its Separate Account F ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(8.40)	(Retail) Second Amendment to Fund Participation Agreement made and entered into as of May 1, 2002 to Fund Participation Agreement dated as of April 1, 1998 and amended on October 1, 2000 between Ariel Investment Trust (with respect to Ariel
Fund, formerly Ariel Growth Fund and Ariel Appreciation Fund) and Ariel
Distributors, Inc. and ING Life Insurance and Annuity Company (formerly, Aetna
Life Insurance and Annuity Company) on its own behalf and on behalf of its Variable
Annuity Separate Accounts B, C, D, and F · Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 16, 2004.
(8.41)	(Retail) Third Amendment to Fund Participation Agreement made and entered into as of January 1, 2009 to Fund Participation Agreement dated as of April 1, 1998 and amended on October 1, 2000 between Ariel Investment Trust (with respect to Ariel
Fund, formerly Ariel Growth Fund and Ariel Appreciation Fund) and Ariel
Distributors, Inc. and ING Life Insurance and Annuity Company (formerly, Aetna
Life Insurance and Annuity Company) on its own behalf and on behalf of its Variable
Annuity Separate Accounts B, C, D, and F · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 15, 2009.
(8.42)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.
(8.43)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
November 30, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.

(8.44)	Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16,
2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.45)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and BlackRock Distributors, Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.46)	(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the
Selling and Services Agreement and Fund Participation Agreement dated October 5,
2006 by and between ING Institutional Plan Services, LLC, ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC, BlackRock Advisors, LLC and
BlackRock Investments, LLC · Incorporated by reference to Post-Effective
Amendment No. 58 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 3, 2010.
(8.47)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.48)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
September 13, 2010 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advises, LLC, Cramer Rosenthal
McGlynn, LLC, CRM Mutual Fund Trust and ALPS Distributors, Inc.
(8.49)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Professional Funds Distributor, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15,
2009.
(8.50)	(Retail) Service Agreement entered into August 1, 2002 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Dodge & Cox and Boston
Financial Data Services Inc. · Incorporated by reference to Post-Effective
Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on December 18, 2009.

(8.51)	(Retail) First Amendment dated as of July 29, 2005 to Service Agreement dated
August 1, 2002 by and between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc. ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(8.52)	(Retail) Letter Amendment dated as of April 29, 2008 to Service Agreement dated
August 1, 2002 by and between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc. ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(8.53)	Rule 22c-2 Agreement effective October 16, 2007 between Dodge & Cox Funds,
ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on December 18, 2009.
(8.54)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of October 9, 2007 by and among Eaton Vance Distributors, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File
No. 333-109860), as filed on April 15, 2009.
(8.55)	(Retail) First Amendment dated as of March 18, 2009 to the Selling and Services
Agreement and Participation Agreement dated October 9, 2007 by and between ING
Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC and Eaton Vance Distributors, Inc. · Incorporated by
reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-
4 (File No. 333-109860), as filed on December 18, 2009.
(8.56)	(Retail) Second Amendment dated as of July 1, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated October 9, 2007 as amended on
March 18, 2009 by and between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, ING Institutional Plan Services, LLC, ReliaStar Life
Insurance Company of New York, Eaton Vance Distributors, Inc., and the Eaton
Vance Funds · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on December
18, 2009.
(8.57)	Rule 22c-2 Agreement dated October 16, 2007 between Eaton Vance Distributors,
Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 15, 2009.

(8.58)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.59)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.60)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund V and Fidelity
Distributors Corporation · Incorporated by reference to Pre-Effective Amendment
No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July
27, 2007.
(8.61)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.62)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.63)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.64)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 · Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.

(8.65)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.66)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-
4 (File No. 333-85618), as filed on February 1, 2007.
(8.67)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance
and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, LLC · Incorporated by reference to Pre-Effective Amendment No.
1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6,
2007.
(8.68)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.69)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.70)	(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services,
Inc., and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-109860), as filed on April 16, 2004.

(8.71)	(Retail) Amendment dated November 13, 2000 to the Master Shareholder Services
Agreement effective as of August 28, 2000 among Franklin Templeton Distributors,
Inc., Franklin Templeton Investor Services, LLC, and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.72)	(Retail) Second Amendment effective as of February 1, 2002 to the Master
Shareholder Services Agreement effective as of August 28, 2000, as amended on
November 13, 2000 among Franklin Templeton Distributors, Inc., Franklin
Templeton Investor Services, LLC, and Aetna Life Insurance and Annuity Company
· Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(8.73)	(Retail) Third Amendment effective as of May 1, 2004 to the Master Shareholder
Services Agreement effective as of August 28, 2000, as amended on November 13,
2000 and February 1, 2002 among Franklin Templeton Distributors, Inc., Franklin
Templeton Investor Services, LLC, and ING Life Insurance and Annuity Company
(formerly Aetna Life Insurance and Annuity Company) · Incorporated by reference to Pre-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No.
333-01107), as filed on October 24, 2005.
(8.74)	(Retail) Fourth Amendment dated as of July 1, 2010 to the Master Shareholder
Services Agreement effective as of August 28, 2000, as amended on November 13,
2000, February 1, 2002 and May 1, 2004 among Franklin Templeton Investor
Services, LLC, Franklin Templeton Distributors, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to
Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 3, 2010.
(8.75)	Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-134760), as filed on July 27, 2007.
(8.76)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
(8.77)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11,
2011.

(8.78)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512),
as filed on August 1, 2003.
(8.79)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.80)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297), as filed on June 8, 1998.
(8.81)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form
N-4 (File No. 333-56297), as filed on December 14, 1998.
(8.82)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(8.83)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.

(8.84)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.85)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February
11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity
Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management,
Inc. · Incorporated by reference to Post-Effective Amendment No. 24 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.86)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February
11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and
Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13,
2004.
(8.87)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.88)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.89)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.90)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 4, 2000.
(8.91)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 13, 2004.
(8.92)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

(8.93)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2003.
(8.94)	(Retail) Fund Participation Agreement dated January 29, 2001 by and among Aetna
Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 41 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.
(8.95)	(Retail) Selling and Services Agreement dated January 29, 2001 by and among Aetna
Investment Services, LLC, Aetna Life Insurance and Annuity Company and ING
Pilgrim Securities, Inc. · Incorporated by reference to Post-Effective Amendment
No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 9, 2008.
(8.96)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) · Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.97)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.98)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial
Advisers, LLC) to Participation Agreement dated November 28, 2001 · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.99)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.100)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002 and May 1, 2003 · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.

(8.101)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.102)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.103)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.104)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005, and
December 7, 2005 · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-134760), as filed on June 6, 2006.
(8.105)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.106)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated
November 27, 2001 · Incorporated by reference to Post-Effective Amendment No.
30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.107)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.108)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and
May 1, 2003 · Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.109)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May
1, 2003 and November 1, 2004 · Incorporated by reference to Post-Effective
Amendment No. 32 to the Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.110)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002,
May 1, 2003, November 1, 2004 and April 29, 2005 · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.111)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May
1, 2003, November 1, 2004, April 29, 2005 and December 7, 2005 · Incorporated by
reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on
June 6, 2006.
(8.112)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.113)	(Retail) Fund Participation Agreement dated as of October 30, 2000 among
INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and Aetna Life Insurance
and Annuity Company · Incorporated by reference to Post-Effective Amendment No.
1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.114)	(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna
Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres &
Co. LLC · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11,
2007.

(8.115)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrator Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(8.116)	(Retail) Participation Agreement made and entered into as of May 1, 1996 between
Aetna Life Insurance and Annuity Company, Lord Abbett Family of Funds, and
Lord, Abbett & Co., or a subsequently substituted affiliate thereof, Lord Abbett
Distributor LLC · Incorporated by reference to Registration Statement on Form N-4
(File No. 333-105479), as filed on May 22, 2003.
(8.117)	(Retail) Amendment No. 1 dated as of February 1, 2001 to Participation Agreement dated as of May 1, 1996 between ING Life Insurance and Annuity Company (f/k/a
Aetna Life Insurance and Annuity Company), Lord Abbett Family of Funds, and
Lord Abbett Distributor LLC · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(8.118)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.119)	(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of November 8, 2007 by and among ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC, NYLIFE Distributors LLC and NYLIM
Service Company LLC (Mainstay) · Incorporated by reference to Post-Effective
Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on December 18, 2009.
(8.120)	(Retail) Amendment dated as of September 30, 2008 to the Selling and Services
Agreement and Fund Participation Agreement dated November 8, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC,
NYLIFE Distributors LLC and NYLIM Service Company LLC (Mainstay) ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.121)	(Retail) Second Amendment dated as of April 24, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated November 8, 2007 as amended on September 30, 2008 by and between ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC, ING Institutional Plan Services, LLP, NYLIFE
Distributors LLC and NYLIM Service Company LLC (Mainstay) · Incorporated by
reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-
4 (File No. 333-109860), as filed on December 18, 2009.
(8.122)	(Retail) Third Amendment dated as of November 16, 2009 to the Selling and
Services Agreement and Fund Participation Agreement dated November 8, 2007 as amended on September 30, 2008 and April 24, 2009 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC, NYLIFE Distributors LLC and NYLIM Service Company
LLC (Mainstay) · Incorporated by reference to Post-Effective Amendment No. 14 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13,
2010.
(8.123)	Rule 22c-2 Agreement effective November 2, 2007 between NYLIFE Distributors
LLC and NYLIM Service Company LLC and ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on December 18, 2009.
(8.124)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 22, 2009 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger
Berman Management LLC · Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.125)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1,
2007.
(8.126)	(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.

(8.127)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.128)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 15, 2009 by and among ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds
Series Trust I and ALPS Distributors, Inc., · Incorporated by reference to Post-
Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 18, 2009.
(8.129)	(Retail) Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors,
Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York and Systematized Benefits Administrators
Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.130)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust, PA Distributors LLC · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.131)	First Amendment dated August 15, 2007 to Participation Agreement among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO
Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of
May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.132)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar
Life Insurance Company (Administrative) · Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 11, 2005.
(8.133)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
333-01107), as filed on May 23, 2008.

(8.134)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.135)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company effective and Allianz Global
Investors Distributors LLC as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.136)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, LLC and PIMCO Advisors Distributors LLC · Incorporated by
reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 15, 2009.
(8.137)	(Retail) First Amendment entered into as of December 31, 2003 to Selling and
Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC and PIMCO Advisors
Distributors LLC dated as of March 11, 2003 · Incorporated by reference to Post-
Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 15, 2009.
(8.138)	(Retail) Second Amendment entered into as of July 1, 2005 to Selling and Services
Agreement and Fund Participation Agreement between ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC and PIMCO Advisors
Distributors LLC dated as of March 11, 2003 and amended on December 31, 2003 ·
Incorporated by reference to Post-Effective Amendment No. 55 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.
(8.139)	(Retail) Third Amendment entered into as of October 1, 2008 to Selling and Services
Agreement and Fund Participation Agreement between ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC, ING USA Annuity and Life
Insurance Company and Allianz Global Investors Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) dated as of March 11, 2003 and amended on
December 31, 2003 and July 1, 2005 · Incorporated by reference to Post-Effective
Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 15, 2009.

(8.140)	(Retail) Fourth Amendment dated as of March 10, 2009 to Selling and Services
Agreement and Fund Participation Agreement dated as of March 11, 2003 as amended on December 31, 2003, July 1, 2005 and October 1, 2008, by and between
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING USA Annuity and Life
Insurance Company, ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC and Allianz Global Investors Distributors LLC (formerly PIMCO Advisors
Distributors LLC) · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December
18, 2009.
(8.141)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.142)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.143)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001
· Incorporated by reference to Post-Effective Amendment No. 40 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005.
(8.144)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1,
2004 · Incorporated by reference to Post-Effective Amendment No. 46 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 15,
2008.
(8.145)	(Retail) Fund Participation Agreement dated as of September 21, 2000 among Aetna
Life Insurance and Annuity Company, Pioneering Services Corporation and Pioneer
Funds Distributor, Inc. · Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.146)	(Retail) Amendment No. 1 made and entered into as of August 5, 2003 to Fund
Participation Agreement dated as of September 21, 2000 among Pioneering Services
Corporation, Pioneer Funds Distributor, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21,
2004.
(8.147)	(Retail) Amendment No. 2 effective as of April 1, 2003, and as amended on August
5, 2003 to Fund Participation Agreement dated as of September 21, 2000 by and among ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and
Annuity Company), Pioneer Investment Management Shareholder Services, Inc.
(f/k/a Pioneering Services Corporation) and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 18, 2006.
(8.148)	(Retail) Amendment No. 3 effective May 1, 2004, and as amended on August 5,
2003 and April 1, 2003 to Fund Participation Agreement dated as of September 21,
2000 by and among ING Life Insurance and Annuity Company (f/k/a Aetna Life
Insurance and Annuity Company), ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Pioneer Investment Management
Shareholder Services, Inc. (f/k/a Pioneering Services Corporation) and Pioneer
Funds Distributor, Inc. · Incorporated by reference to Post-Effective Amendment
No. 8 to Registration Statement on Form N-4 (File No. 333-109860), as filed on
April 18, 2006.
(8.149)	(Retail) Fourth Amendment effective March 1, 2008, and as amended on May 1,
2004, August 5, 2003 and April 1, 2003 to Fund Participation Agreement dated as of
September 21, 2000 by and among ING Life Insurance and Annuity Company
(formerly Aetna Life Insurance and Annuity Company), ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Pioneer Investment
Management Shareholder Services, Inc. (formerly Pioneering Services Corporation)
and Pioneer Funds Distributor, Inc. · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on April 15, 2009.
(8.150)	(Retail) Fifth Amendment dated as of September 17, 2010, and as amended on March
1, 2008, May 1, 2004, August 5, 2003 and April 1, 2003 to Fund Participation
Agreement dated as of September 21, 2000 by ING Life Insurance and Annuity
Company, ReliaStar Life Insurance and Annuity Company, ReliaStar Life Insurance
Company of New York, Pioneer Investment Management Shareholder Services, Inc.
and Pioneer Funds Distributor, Inc. · Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on December 3, 2010.

(8.151)	(Retail) Trust Networking Agreement dated as of November 7, 2002 by and between
Pioneer Investment Management Shareholder Services, Inc. and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.152)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.153)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
December 29, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Ameriprise Financial Services, Inc. and RiverSource
Service Corporation · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.154)	(Retail) First Amendment dated July 1, 2007 by and among Ameriprise Financial
Services, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc., ING
Life Insurance and Annuity Company and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.155)	(Retail) Second Amendment dated January 1, 2009 by and among ING Life
Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC, RiverSource Service Corporation and RiverSource
Distributors, Inc., • Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9,
2009.
(8.156)	(Retail) Side Letter dated March 26, 2009 and effective June 12, 2009 to Selling and
Services Agreement and Fund Participation Agreement dated December 29, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advisers, LLC, RiverSource Corporation and
RiverSource Distributors, Inc. • Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.

(8.157)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between RiverSource Service Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.158)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of June 27, 2008 by and between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC and Royce Fund Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File
No. 333-109860), as filed on December 18, 2009.
(8.159)	(Retail) First Amendment dated as of January 1, 2009 to Selling and Services
Agreement and Fund Participation Agreement dated June 27, 2008 by and between
ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP,
ING Financial Advisers, LLC and Royce Fund Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-
4 (File No. 333-109860), as filed on December 18, 2009.
(8.160)	(Retail) Second Amendment dated as of November 6, 2009 to the Selling and
Services Agreement and Fund Participation Agreement dated June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLP, ING Financial Advisers, LLC, Royce Fund Services, Inc. and The Royce Fund
· Incorporated by reference to Post-Effective Amendment No. 14 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2010.
(8.161)	Rule 22c-2 Agreement made and entered into June 27, 2008 between Royce Fund
Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December
18, 2009.
(8.162)	(Retail) Fund Participation Agreement dated as of October 10, 2000 between Aetna
Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and
T. Rowe Price Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as
filed on April 16, 2004.
(8.163)	(Retail) Amendment effective January 1, 2001 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company,
T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.164)	(Retail) Amendment effective January 1, 2002 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company,
T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(8.165)	(Retail) Amendment effective January 1, 2003 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company,
T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(8.166)	(Retail) Amendment effective March 4, 2003 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(8.167)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between T. Rowe Price Services, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.
(8.168)	(Retail) Selling and Services Agreement and Fund Participation Agreement entered into as of March 12, 2008 by and among ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC, Thornburg Investment Management and Thornburg
Securities Corporation · Incorporated by reference to Post-Effective Amendment No.
13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on
December 18, 2009.
(8.169)	(Retail) First Amendment dated as of December 15, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated as of March 12, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLC, ING Financial Advisers, LLC, Thornburg Investment Management, Inc. and
Thornburg Securities Corporation · Incorporated by reference to Post-Effective
Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on April 13, 2010.
(8.170)	Rule 22c-2 Agreement operational as of October 16, 2007 between Thornburg
Securities Corporation, ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on December 18, 2009.

(8.171)	First Amendment to Rule 22c-2 Agreement dated as of December 15, 2009 by and between Thornburg Securities Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York
and Systematized Benefits Administrators Inc. is made to Rule 22c-2 Agreement effective October 16, 2007 · Incorporated by reference to Post-Effective Amendment
No. 14 to Registration Statement on Form N-4 (File No. 333-109860), as filed on
April 13, 2010.
(8.172)	(Retail) Fund Participation Agreement made and entered into on April 26, 2004 by and among Van Kampen Funds Inc., Van Kampen Investor Services, Inc. and ING
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on April 15, 2009.
(8.173)	(Retail) First Amendment dated January 1, 2008 to Fund Participation Agreement effective as of April 26, 2004 by and among Van Kampen Funds Inc., Van Kampen
Investor Services, Inc. and ING Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 12 to Registration Statement on Form
N-4 (File No. 333-109860), as filed on April 15, 2009.
(8.174)	(Retail) Letter Agreement to Fund Participation Agreement dated April 26, 2004 among Van Kampen Funds Inc., Van Kampen Investor Services, Inc. and ING Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on April 15, 2009.
(8.175)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Van Kampen Funds Inc., ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 12 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.
(8.176)	Participation Agreement made and entered into on March 30, 2004 among Vanguard
Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing
Corporation and ING Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-109860), as filed on April 19, 2005.
(8.177)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Vanguard Variable Insurance Fund, The Vanguard Group,
Inc., Vanguard Marketing Corporation and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 10 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15,
2008.

(8.178)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of September 15, 2008 by and between ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital
Management and The Victory Portfolios · Incorporated by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on December 18, 2009.
(8.179)	(Retail) First Amendment dated as of March 18, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated September 15, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLP, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital
Management Inc., The Victory Portfolios and The Victory Institutional Funds ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(8.180)	Restated Rule 22c-2 Agreement dated April 2, 2009 between Victory Capital
Advisers, Inc., The Victory Institutional Funds, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on December 18, 2009.
(8.181)	Selling and Services Agreement and Fund Participation Agreement dated September
26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.182)	First Amendment dated April 1, 2008 to Selling and Services Agreement and Fund
Participation Agreement effective as of September 26, 2005 by and among ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia
Management Distributors, Inc. • Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on December 15, 2008.
(8.183)	Second Amendment dated February 18, 2009 by and among ING Life Insurance and
Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC, Columbia Management Distributors, Inc. and Columbia Management Services,
Inc. to the Selling and Services Agreement and Fund Participation Agreement dated as of September 26, 2005 and amended on April 1, 2008 • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 9, 2009.
(8.184)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.

(8.185)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.186)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.187)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(8.188)	(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April 8,
2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds
Management, LLC and ING Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4 (File No. 333-109860), as filed on April 13, 2007.
(8.189)	(Retail) First Amendment effective October 30, 2006 to Participation Agreement dated August 19, 2002 among ING Life Insurance and Annuity Company, Wells
Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2007.
(8.190)	(Retail) Second Amendment effective August 1, 2007 to Fund Participation
Agreement effective August 19, 2002, as amended on October 30, 2006 among ING
Life Insurance and Annuity Company, Wells Fargo Funds Management, LLC and
Wells Fargo Funds Distributor, LLC · Incorporated by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479),
as filed on April 11, 2008.
(8.191)	(Retail) Third Amendment effective April 1, 2008 to Fund Participation Agreement effective August 19, 2002, as amended on August 1, 2007 and October 30, 2006 among ING Life Insurance and Annuity Company, Wells Fargo Funds Management,
LLC and Wells Fargo Funds Distributor, LLC · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-
105479), as filed on April 9, 2010.

(8.192)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April
11, 2008.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor
Robert G. Leary	230 Park Avenue	President and Director
New York, NY 10169
Patrick G. Flynn	Amstelveenseweg 500	Director and Chairman
1081 KL Amsterdam
The Netherlands
Donald W. Britton	20 Washington Avenue South	Director
Minneapolis, Minnesota 55401
Lynne R. Ford	230 Park Avenue	Director and Executive Vice President
New York, NY 10169
Ewout L. Steenbergen	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Financial Officer
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Brian D. Comer	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Mark B. Kaye	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Depositor

Shaun P. Mathews	10 State House Square	Senior Vice President
Hartford, CT 06103
Timothy T. Matson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169
Ida I. Colón-Perez	One Orange Way	Vice President and Chief Compliance
	Windsor, CT 06095-4774	Officer
Joy Benner	20 Washington Avenue South	Secretary
Minneapolis, Minnesota 55401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 57 to the
Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and
Annuity Company (File No. 033-75962), as filed with the Securities and Exchange Commission on April 6, 2011.

Item 27. Number of Contract Owners

As of February 28, 2011, there were 636,666 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc.
and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life
Insurance and Annuity Company (ILIAC), Variable Annuity Account B of ILIAC,
Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial
Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar
Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar
Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account

(a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v)
ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a
management investment company registered under the 1940 Act), (vi) ReliaStar Life
Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of
New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
Ronald R. Barhorst	One Orange Way	President and Director
Windsor, CT 06095-4774
Brian D. Comer	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774
Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309
Carol S. Stern	601 Thirteenth Street, NW	Director and Chief Compliance Officer
Washington, DC 20005
Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774
Brian Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
William Jasien	12701 Fair Lakes Circle, Suite 470	Senior Vice President
Fairfax, VA 22033
M. Bishop Bastien	980 Ninth Street	Vice President
Sacramento, CA 95814
Nancy B. Boccella	One Orange Way	Vice President
Windsor, CT 06095-4774
Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774
Anthony V. Camp, Jr.	One Orange Way	Vice President
Windsor, CT 06095-4774
Mary Kathleen Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

Christopher Cokinis	909 Locust Street	Vice President
Des Moines, IA 50309

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

Dave Kaherl	One Orange Way	Vice President
Windsor, CT 06095-4774

David Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

Barbara J. Kesterson	909 Locust Street	Vice President
Des Moines, IA 50309

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

Katherine E. Lewis	10700 West Research Drive	Vice President
Suite 190
Milwaukee, WI 53226

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Frederick C. Litow	5780 Powers Ferry Road, N.W.	Vice President
Atlanta, GA 30327-4390

Mark R. Luckinbill	2841 Plaza Place, Suite 210	Vice President
Raleigh, NC 27612

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Brian J. Murphy	One Orange Way	Vice President
Windsor, CT 06095-4774

David Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Ethel Pippin	One Orange Way	Vice President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Christina Rust	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Christina M. Starks	2000 21st Avenue NW	Vice President
Minot, North Dakota 58703

Carl P. Steinhilber	One Orange Way	Vice President
Windsor, CT 06095-4774

Terran Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

S. Bradford Vaughan, Jr.	520 Pike Street, Suite 2510	Vice President
Seattle, WA 98101

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy S. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Barry Eidex	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

Terry L. Owens	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$43,979,093.81
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity
Company during 2010.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC
No-Action letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 333-109860) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 8th day of April, 2011.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

	By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

	By:	Robert G. Leary*
Robert G. Leary
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 18 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title			Date

Robert G. Leary*	President and Director		)
Robert G. Leary	(principal executive officer))
)
Patrick G. Flynn*	Director and Chairman		)	April
Patrick G. Flynn			)	8, 2011
)
Donald W. Britton*	Director		)
Donald W. Britton			)
)
Lynne R. Ford*	Director and Executive Vice President		)
Lynne R. Ford			)
)
Michael S. Smith*	Director		)
Michael S. Smith			)
)

Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout L. Steenbergen	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By: /s/J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(4.38)	Endorsement E-RO457 to Contracts G-CDA(12/99), G-CDA-10,
GLID-CDA-HO, GSD-CDA-HO, G-CDA-HD and G-CDA-HF
and Contract Certificates C-CDA(12/99) and C-CDA-10 __________

24(b)(8.48)	(Retail) Selling and Services Agreement and Fund Participation
Agreement dated September 13, 2010 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advises, LLC, Cramer Rosenthal
McGlynn, LLC, CRM Mutual Fund Trust and ALPS
Distributors, Inc. __________

24(b)(9)	Opinion and Consent of Counsel __________

24(b)(10)	Consent of Independent Registered Public Accounting Firm __________

24(b)(13)	Powers of Attorney __________